UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders.

Not just funds, ProFundsSM

Classic ProFunds VP
Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFunds VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

Inverse ProFunds VP
Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

Sector ProFunds VP
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Mid-Cap
14	ProFund VP Small-Cap
25	ProFund VP Dow 30
29	ProFund VP NASDAQ-100
34	ProFund VP Large-Cap Value
41	ProFund VP Large-Cap Growth
48	ProFund VP Mid-Cap Value
55	ProFund VP Mid-Cap Growth
61	ProFund VP Small-Cap Value
69	ProFund VP Small-Cap Growth
76	ProFund VP Asia 30
81	ProFund VP Europe 30
86	ProFund VP International
90	ProFund VP Emerging Markets
94	ProFund VP Japan
98	ProFund VP UltraBull
107	ProFund VP UltraMid-Cap
115	ProFund VP UltraSmall-Cap
126	ProFund VP UltraNASDAQ-100
131	ProFund VP Bear
135	ProFund VP Short Mid-Cap
139	ProFund VP Short Small-Cap
143	ProFund VP Short Dow 30
147	ProFund VP Short NASDAQ-100
151	ProFund VP Short International
155	ProFund VP Short Emerging Markets
159	ProFund VP UltraShort Dow 30
163	ProFund VP UltraShort NASDAQ-100
167	ProFund VP Banks
172	ProFund VP Basic Materials
177	ProFund VP Biotechnology
181	ProFund VP Consumer Goods
186	ProFund VP Consumer Services
192	ProFund VP Financials
198	ProFund VP Health Care
203	ProFund VP Industrials
209	ProFund VP Internet
213	ProFund VP Oil & Gas
218	ProFund VP Pharmaceuticals
222	ProFund VP Precious Metals
226	ProFund VP Real Estate
231	ProFund VP Semiconductor
236	ProFund VP Technology
241	ProFund VP Telecommunications
245	ProFund VP Utilities
250	ProFund VP U.S. Government Plus
254	ProFund VP Rising Rates Opportunity
258	ProFund VP Falling U.S. Dollar
262	ProFund VP Money Market

266	Notes to Financial Statements

282	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	12%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.7%
General Electric Co.	2.1%
Microsoft Corp.	1.7%
ChevronTexaco Corp.	1.6%
AT&T, Inc.	1.6%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (87.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,371	$373,768
Abbott Laboratories (Pharmaceuticals)	11,726	621,126
Abercrombie & Fitch Co.—Class A (Retail)	656	41,118
ACE, Ltd.ADR (Insurance)	2,542	140,039
Adobe Systems, Inc.* (Software)	4,059	159,884
Advanced Micro Devices, Inc.* (Semiconductors)	4,592	26,771
Aetna, Inc. (Healthcare-Services)	3,690	149,556
Affiliated Computer Services, Inc.—Class A* (Computers)	738	39,476
AFLAC, Inc. (Insurance)	3,608	226,582
Agilent Technologies, Inc.* (Electronics)	2,747	97,628
Air Products & Chemicals, Inc. (Chemicals)	1,599	158,077
AK Steel Holding Corp. (Iron/Steel)	820	56,580
Akamai Technologies, Inc.* (Internet)	1,271	44,218
Alcoa, Inc. (Mining)	6,191	220,523
Allegheny Energy, Inc. (Electric)	1,271	63,690
Allegheny Technologies, Inc. (Iron/Steel)	779	46,179
Allergan, Inc. (Pharmaceuticals)	2,337	121,641
Allied Waste Industries, Inc.* (Environmental Control)	2,583	32,597
Allstate Corp. (Insurance)	4,182	190,657
Altera Corp. (Semiconductors)	2,296	47,527
Altria Group, Inc. (Agriculture)	15,908	327,068
Amazon.com, Inc.* (Internet)	2,337	171,372
Ameren Corp. (Electric)	1,599	67,526
American Capital Strategies, Ltd. (Investment Companies)	1,558	37,034
American Electric Power, Inc. (Electric)	3,034	122,058
American Express Co. (Diversified Financial Services)	8,815	332,061
American International Group, Inc. (Insurance)	20,418	540,260
American Tower Corp.* (Telecommunications)	2,993	126,454
Ameriprise Financial, Inc. (Diversified Financial Services)	1,681	68,366
AmerisourceBergen Corp. (Pharmaceuticals)	1,230	49,188
Amgen, Inc.* (Biotechnology)	8,282	390,579
Anadarko Petroleum Corp. (Oil & Gas)	3,567	266,954
Analog Devices, Inc. (Semiconductors)	2,214	70,339
Anheuser-Busch Cos., Inc. (Beverages)	5,412	336,193
AON Corp. (Insurance)	2,255	103,595
Apache Corp. (Oil & Gas)	2,542	353,338
Apartment Investment and Management Co.—Class A (REIT)	697	23,740
Apollo Group, Inc.—Class A* (Commercial Services)	1,066	47,181
Apple Computer, Inc.* (Computers)	6,683	1,119,002
Applera Corp.—Applied Biosystems Group (Electronics)	1,271	42,553
Applied Materials, Inc. (Semiconductors)	10,291	196,455
Archer-Daniels-Midland Co. (Agriculture)	4,879	164,666
Ashland, Inc. (Chemicals)	410	19,762
Assurant, Inc. (Insurance)	738	48,678
AT&T, Inc. (Telecommunications)	45,141	1,520,800
Autodesk, Inc.* (Software)	1,681	56,835
Automatic Data Processing, Inc. (Software)	3,936	164,918
AutoNation, Inc.* (Retail)	1,025	10,271
AutoZone, Inc.* (Retail)	328	39,691
Avalonbay Communities, Inc. (REIT)	574	51,178
Avery Dennison Corp. (Household Products/Wares)	820	36,023
Avon Products, Inc. (Cosmetics/Personal Care)	3,239	116,669
Baker Hughes, Inc. (Oil & Gas Services)	2,337	204,114
Ball Corp. (Packaging & Containers)	738	35,232
Bank of America Corp. (Banks)	33,825	807,403
Bank of New York Mellon Corp. (Banks)	8,692	328,818
Bard (C.R.), Inc. (Healthcare-Products)	738	64,907
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	820	36,966
Baxter International, Inc. (Healthcare-Products)	4,756	304,099
BB&T Corp. (Banks)	4,141	94,291
Becton, Dickinson & Co. (Healthcare-Products)	1,845	149,999
Bed Bath & Beyond, Inc.* (Retail)	1,968	55,301
Bemis Co., Inc. (Packaging & Containers)	738	16,546
Best Buy Co., Inc. (Retail)	2,624	103,910
Big Lots, Inc.* (Retail)	615	19,213
Biogen Idec, Inc.* (Biotechnology)	2,214	123,740
BJ Services Co. (Oil & Gas Services)	2,214	70,715
Black & Decker Corp. (Hand/Machine Tools)	451	25,937
BMC Software, Inc.* (Software)	1,435	51,660
Boeing Co. (Aerospace/Defense)	5,699	374,538
Boston Properties, Inc. (REIT)	902	81,378
Boston Scientific Corp.* (Healthcare-Products)	10,250	125,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,047	308,915
Broadcom Corp.—Class A* (Semiconductors)	3,403	92,868
Brown-Forman Corp. (Beverages)	656	49,574
Burlington Northern Santa Fe Corp. (Transportation)	2,214	221,156
C.H. Robinson Worldwide, Inc. (Transportation)	1,312	71,950

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

CA, Inc. (Software)	2,952	$68,162
Cabot Oil & Gas Corp. (Oil & Gas)	738	49,985
Cameron International Corp.* (Oil & Gas Services)	1,640	90,774
Campbell Soup Co. (Food)	1,640	54,874
Capital One Financial Corp. (Diversified Financial Services)	2,870	109,089
Cardinal Health, Inc. (Pharmaceuticals)	2,706	139,575
Carnival Corp.—Class AADR (Leisure Time)	3,321	109,460
Caterpillar, Inc. (Machinery-Construction & Mining)	4,674	345,035
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,312	25,190
CBS Corp.—Class B (Media)	5,166	100,685
Celgene Corp.* (Biotechnology)	3,321	212,112
CenterPoint Energy, Inc. (Electric)	2,501	40,141
Centex Corp. (Home Builders)	943	12,608
CenturyTel, Inc. (Telecommunications)	820	29,184
Chesapeake Energy Corp. (Oil & Gas)	3,649	240,688
ChevronTexaco Corp. (Oil & Gas)	15,703	1,556,638
Chubb Corp. (Insurance)	2,788	136,640
Ciena Corp.* (Telecommunications)	697	16,150
CIGNA Corp. (Insurance)	2,132	75,451
Cincinnati Financial Corp. (Insurance)	1,230	31,242
Cintas Corp. (Textiles)	984	26,086
Cisco Systems, Inc.* (Telecommunications)	44,895	1,044,258
CIT Group, Inc. (Diversified Financial Services)	2,132	14,519
Citigroup, Inc. (Diversified Financial Services)	41,369	693,344
Citizens Communications Co. (Telecommunications)	2,460	27,896
Citrix Systems, Inc.* (Software)	1,394	40,998
Clear Channel Communications, Inc. (Media)	3,772	132,774
Clorox Co. (Household Products/Wares)	1,066	55,645
CME Group, Inc. (Diversified Financial Services)	410	157,108
CMS Energy Corp. (Electric)	1,722	25,658
Coach, Inc.* (Apparel)	2,583	74,597
Coca-Cola Co. (Beverages)	15,170	788,537
Coca-Cola Enterprises, Inc. (Beverages)	2,173	37,593
Cognizant Technology Solutions Corp.* (Computers)	2,214	71,977
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,854	266,311
Comcast Corp.—Special Class A (Media)	22,509	426,996
Comerica, Inc. (Banks)	1,148	29,423
Computer Sciences Corp.* (Computers)	1,148	53,772
Compuware Corp.* (Software)	1,968	18,775
ConAgra Foods, Inc. (Food)	3,690	71,143
ConocoPhillips (Oil & Gas)	11,726	1,106,817
CONSOL Energy, Inc. (Coal)	1,394	156,644
Consolidated Edison, Inc. (Electric)	2,091	81,737
Constellation Brands, Inc.* (Beverages)	1,476	29,313
Constellation Energy Group, Inc. (Electric)	1,353	111,081
Convergys Corp.* (Commercial Services)	943	14,013
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,312	51,824
Corning, Inc. (Telecommunications)	11,972	275,955
Costco Wholesale Corp. (Retail)	3,280	230,059
Coventry Health Care, Inc.* (Healthcare-Services)	1,148	34,922
Covidien, Ltd.ADR (Healthcare-Products)	3,813	182,605
CSX Corp. (Transportation)	3,075	193,141
Cummins, Inc. (Machinery-Diversified)	1,558	102,080
CVS Corp. (Retail)	10,865	429,928
D.R. Horton, Inc. (Home Builders)	2,091	22,687
Danaher Corp. (Miscellaneous Manufacturing)	1,927	148,957
Darden Restaurants, Inc. (Retail)	1,066	34,048
Dean Foods Co.* (Food)	1,148	22,524
Deere & Co. (Machinery-Diversified)	3,280	236,586
Dell, Inc.* (Computers)	15,334	335,508
Developers Diversified Realty Corp. (REIT)	902	31,308
Devon Energy Corp. (Oil & Gas)	3,403	408,905
Dillards, Inc.—Class A (Retail)	451	5,218
DIRECTV Group, Inc.* (Media)	5,412	140,225
Discover Financial Services (Diversified Financial Services)	3,649	48,057
Dominion Resources, Inc. (Electric)	4,387	208,339
Dover Corp. (Miscellaneous Manufacturing)	1,435	69,411
DTE Energy Co. (Electric)	1,230	52,201
Du Pont (Chemicals)	6,847	293,668
Duke Energy Corp. (Electric)	9,594	166,744
Dynegy, Inc.—Class A* (Electric)	3,772	32,251
E* TRADE Financial Corp.* (Diversified Financial Services)	3,608	11,329
Eastman Chemical Co. (Chemicals)	574	39,526
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,173	31,356
Eaton Corp. (Miscellaneous Manufacturing)	1,271	107,997
eBay, Inc.* (Internet)	8,405	229,709
Ecolab, Inc. (Chemicals)	1,353	58,165
Edison International (Electric)	2,460	126,395
El Paso Corp. (Pipelines)	5,330	115,874
Electronic Arts, Inc.* (Software)	2,419	107,476
Electronic Data Systems Corp. (Computers)	3,061	75,423
Eli Lilly & Co. (Pharmaceuticals)	7,503	346,338
Embarq Corp. (Telecommunications)	1,107	52,328
EMC Corp.* (Computers)	15,703	230,677
Emerson Electric Co. (Electrical Components & Equipment)	5,945	293,980
Ensco International, Inc. (Oil & Gas)	1,107	89,379
Entergy Corp. (Electric)	1,435	172,889
EOG Resources, Inc. (Oil & Gas)	1,886	247,443
Equifax, Inc. (Commercial Services)	984	33,082
Equity Residential Properties Trust (REIT)	2,050	78,454
Exelon Corp. (Electric)	5,002	449,980
Expedia, Inc.* (Internet)	1,599	29,390
Expeditors International of Washington, Inc. (Transportation)	1,640	70,520
Express Scripts, Inc.* (Pharmaceuticals)	1,927	120,861
Exxon Mobil Corp. (Oil & Gas)	40,180	3,541,063
Family Dollar Stores, Inc. (Retail)	1,066	21,256
Fannie Mae (Diversified Financial Services)	8,077	157,582
Federated Investors, Inc.—Class B (Diversified Financial Services)	656	22,580
FedEx Corp. (Transportation)	2,337	184,132
Fidelity National Information Services, Inc. (Software)	1,312	48,426
Fifth Third Bancorp (Banks)	4,387	44,660
First Horizon National Corp. (Banks)	1,435	10,662
FirstEnergy Corp. (Electric)	2,296	189,030
Fiserv, Inc.* (Software)	1,230	55,805
Fluor Corp. (Engineering & Construction)	656	122,068
Ford Motor Co.* (Auto Manufacturers)	17,015	81,842
Forest Laboratories, Inc.* (Pharmaceuticals)	2,296	79,763
Fortune Brands, Inc. (Household Products/Wares)	1,148	71,647
FPL Group, Inc. (Electric)	3,116	204,347
Franklin Resources, Inc. (Diversified Financial Services)	1,189	108,972
Freddie Mac (Diversified Financial Services)	4,920	80,688
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,911	341,140
GameStop Corp.—Class A* (Retail)	1,230	49,692
Gannett Co., Inc. (Media)	1,722	37,316
General Dynamics Corp. (Aerospace/Defense)	3,034	255,463
General Electric Co. (Miscellaneous Manufacturing)	75,727	2,021,154
General Growth Properties, Inc. (REIT)	2,050	71,812
General Mills, Inc. (Food)	2,542	154,477

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,305	$49,508
Genuine Parts Co. (Distribution/Wholesale)	1,230	48,806
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,280	58,417
Genzyme Corp.* (Biotechnology)	2,050	147,641
Gilead Sciences, Inc.* (Pharmaceuticals)	7,011	371,232
Goodrich Corp. (Aerospace/Defense)	943	44,755
Google, Inc.—Class A* (Internet)	1,763	928,078
H & R Block, Inc. (Commercial Services)	2,460	52,644
Halliburton Co. (Oil & Gas Services)	6,642	352,491
Harley-Davidson, Inc. (Leisure Time)	1,804	65,413
Harman International Industries, Inc. (Home Furnishings)	451	18,667
Hartford Financial Services Group, Inc. (Insurance)	2,378	153,547
Hasbro, Inc. (Toys/Games/Hobbies)	1,066	38,078
HCP, Inc. (REIT)	1,804	57,385
Heinz (H.J.) Co. (Food)	2,378	113,787
Hercules, Inc. (Chemicals)	861	14,577
Hess Corp. (Oil & Gas)	2,132	269,037
Hewlett-Packard Co. (Computers)	15,089	667,085
Home Depot, Inc. (Retail)	12,874	301,509
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,617	282,423
Hospira, Inc.* (Pharmaceuticals)	1,189	47,691
Host Marriott Corp. (REIT)	3,977	54,286
Hudson City Bancorp, Inc. (Savings & Loans)	3,936	65,652
Humana, Inc.* (Healthcare-Services)	1,271	50,548
Huntington Bancshares, Inc. (Banks)	2,788	16,087
IAC/InterActiveCorp* (Internet)	1,394	26,876
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,034	144,145
IMS Health, Inc. (Software)	1,394	32,480
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,419	90,543
Integrys Energy Group, Inc. (Electric)	574	29,176
Intel Corp. (Semiconductors)	43,501	934,402
IntercontinentalExchange, Inc.* (Diversified Financial Services)	533	60,762
International Business Machines Corp. (Computers)	10,455	1,239,231
International Flavors & Fragrances, Inc. (Chemicals)	615	24,022
International Game Technology (Entertainment)	2,337	58,378
International Paper Co. (Forest Products & Paper)	3,239	75,469
Interpublic Group of Cos., Inc.* (Advertising)	3,567	30,676
Intuit, Inc.* (Software)	2,419	66,692
Intuitive Surgical, Inc.* (Healthcare-Products)	287	77,318
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,394	88,282
J.C. Penney Co., Inc. (Retail)	1,681	61,004
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,240	900,294
Jabil Circuit, Inc. (Electronics)	1,599	26,240
Jacobs Engineering Group, Inc.* (Engineering & Construction)	943	76,100
Janus Capital Group, Inc. (Diversified Financial Services)	1,107	29,302
JDS Uniphase Corp.* (Telecommunications)	1,763	20,028
Johnson & Johnson (Healthcare-Products)	21,402	1,377,005
Johnson Controls, Inc. (Auto Parts & Equipment)	4,510	129,347
Jones Apparel Group, Inc. (Apparel)	656	9,020
Juniper Networks, Inc.* (Telecommunications)	3,977	88,210
KB Home (Home Builders)	574	9,718
Kellogg Co. (Food)	1,927	92,535
KeyCorp (Banks)	3,690	40,516
Kimberly-Clark Corp. (Household Products/Wares)	3,198	191,176
Kimco Realty Corp. (REIT)	1,927	66,520
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,886	19,746
KLA-Tencor Corp. (Semiconductors)	1,312	53,412
Kohls Corp.* (Retail)	2,337	93,573
Kraft Foods, Inc. (Food)	11,521	327,772
Kroger Co. (Food)	5,043	145,591
L-3 Communications Holdings, Inc. (Aerospace/Defense)	943	85,690
Laboratory Corp. of America Holdings* (Healthcare-Services)	861	59,951
Legg Mason, Inc. (Diversified Financial Services)	1,066	46,446
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,271	21,315
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,289	104,775
Lennar Corp.—Class A (Home Builders)	1,066	13,154
Leucadia National Corp. (Holding Companies-Diversified)	1,353	63,510
Lexmark International, Inc.—Class A* (Computers)	738	24,671
Limited, Inc. (Retail)	2,255	37,997
Lincoln National Corp. (Insurance)	1,968	89,190
Linear Technology Corp. (Semiconductors)	1,681	54,750
Liz Claiborne, Inc. (Apparel)	738	10,443
Lockheed Martin Corp. (Aerospace/Defense)	2,583	254,839
Loews Corp. (Insurance)	2,747	128,834
Lorillard, Inc.* (Agriculture)	1,312	90,738
Lowe’s Cos., Inc. (Retail)	11,111	230,553
LSI Logic Corp.* (Semiconductors)	4,838	29,705
M&T Bank Corp. (Banks)	574	40,490
Macy’s, Inc. (Retail)	3,198	62,105
Manitowoc Co. (Machinery-Diversified)	984	32,010
Marathon Oil Corp. (Oil & Gas)	5,371	278,594
Marriott International, Inc.—Class A (Lodging)	2,296	60,247
Marsh & McLennan Cos., Inc. (Insurance)	3,895	103,412
Marshall & Ilsley Corp. (Banks)	1,968	30,169
Masco Corp. (Building Materials)	2,747	43,210
Massey Energy Co. (Coal)	615	57,656
Mattel, Inc. (Toys/Games/Hobbies)	2,747	47,029
MBIA, Inc. (Insurance)	1,599	7,020
McCormick & Co., Inc. (Food)	984	35,089
McDonald’s Corp. (Retail)	8,610	484,054
McGraw-Hill Cos., Inc. (Media)	2,460	98,695
McKesson Corp. (Commercial Services)	2,091	116,908
MeadWestvaco Corp. (Forest Products & Paper)	1,312	31,278
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,854	181,909
Medtronic, Inc. (Healthcare-Products)	8,528	441,324
MEMC Electronic Materials, Inc.* (Semiconductors)	1,722	105,972
Merck & Co., Inc. (Pharmaceuticals)	16,318	615,025
Meredith Corp. (Media)	287	8,119
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,503	237,920
MetLife, Inc. (Insurance)	5,412	285,591
MGIC Investment Corp. (Insurance)	943	5,762
Microchip Technology, Inc. (Semiconductors)	1,394	42,573
Micron Technology, Inc.* (Semiconductors)	5,781	34,686
Microsoft Corp. (Software)	60,844	1,673,818
Millipore Corp.* (Biotechnology)	410	27,823
Molex, Inc. (Electrical Components & Equipment)	1,066	26,021
Molson Coors Brewing Co.—Class B (Beverages)	1,066	57,916
Monsanto Co. (Agriculture)	4,182	528,772
Monster Worldwide, Inc.* (Internet)	943	19,435
Moody’s Corp. (Commercial Services)	1,558	53,658
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,405	303,168
Motorola, Inc. (Telecommunications)	17,138	125,793
Murphy Oil Corp. (Oil & Gas)	1,435	140,702
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,296	27,713
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,132	104,958
National City Corp. (Banks)	5,781	27,575

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	1,640	$33,686
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,157	280,089
NetApp, Inc.* (Computers)	2,624	56,836
Newell Rubbermaid, Inc. (Housewares)	2,091	35,108
Newmont Mining Corp. (Mining)	3,444	179,639
News Corp.—Class A (Media)	17,507	263,305
Nicor, Inc. (Gas)	328	13,970
NIKE, Inc.—Class B (Apparel)	2,870	171,081
NiSource, Inc. (Electric)	2,091	37,471
Noble Corp.ADR (Oil & Gas)	2,050	133,168
Noble Energy, Inc. (Oil & Gas)	1,312	131,935
Nordstrom, Inc. (Retail)	1,353	40,996
Norfolk Southern Corp. (Transportation)	2,870	179,863
Northern Trust Corp. (Banks)	1,435	98,398
Northrop Grumman Corp. (Aerospace/Defense)	2,583	172,803
Novell, Inc.* (Software)	2,706	15,938
Novellus Systems, Inc.* (Semiconductors)	779	16,507
Nucor Corp. (Iron/Steel)	2,378	177,565
NVIDIA Corp.* (Semiconductors)	4,223	79,055
NYSE Euronext (Diversified Financial Services)	2,009	101,776
Occidental Petroleum Corp. (Oil & Gas)	6,232	560,008
Office Depot, Inc.* (Retail)	2,091	22,876
Omnicom Group, Inc. (Advertising)	2,419	108,565
Oracle Corp.* (Software)	30,135	632,835
PACCAR, Inc. (Auto Manufacturers)	2,788	116,622
Pactiv Corp.* (Packaging & Containers)	984	20,890
Pall Corp. (Miscellaneous Manufacturing)	902	35,791
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,271	90,648
Patriot Coal Corp.* (Coal)	283	43,381
Patterson Cos., Inc.* (Healthcare-Products)	984	28,920
Paychex, Inc. (Commercial Services)	2,419	75,666
Peabody Energy Corp. (Coal)	2,050	180,503
Pepco Holdings, Inc. (Electric)	1,517	38,911
PepsiCo, Inc. (Beverages)	12,054	766,514
PerkinElmer, Inc. (Electronics)	902	25,121
Pfizer, Inc. (Pharmaceuticals)	51,414	898,203
PG&E Corp. (Electric)	2,706	107,401
Philip Morris International, Inc. (Commercial Services)	16,031	791,771
Pinnacle West Capital Corp. (Electric)	779	23,970
Pitney Bowes, Inc. (Office/Business Equipment)	1,558	53,128
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,312	56,036
PNC Financial Services Group (Banks)	2,624	149,830
Polo Ralph Lauren Corp. (Apparel)	451	28,314
PPG Industries, Inc. (Chemicals)	1,230	70,565
PPL Corp. (Electric)	2,829	147,872
Praxair, Inc. (Chemicals)	2,378	224,103
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,066	102,730
Principal Financial Group, Inc. (Insurance)	1,968	82,597
Procter & Gamble Co. (Cosmetics/Personal Care)	23,206	1,411,157
Progress Energy, Inc. (Electric)	1,968	82,321
Progressive Corp. (Insurance)	5,166	96,708
ProLogis (REIT)	2,009	109,189
Prudential Financial, Inc. (Insurance)	3,321	198,397
Public Service Enterprise Group, Inc. (Electric)	3,854	177,014
Public Storage, Inc. (REIT)	943	76,185
Pulte Homes, Inc. (Home Builders)	1,640	15,793
QLogic Corp.* (Semiconductors)	1,025	14,955
Qualcomm, Inc. (Telecommunications)	12,300	545,751
Quest Diagnostics, Inc. (Healthcare-Services)	1,189	57,631
Questar Corp. (Pipelines)	1,312	93,204
Qwest Communications International, Inc. (Telecommunications)	11,562	45,439
R.R. Donnelley & Sons Co. (Commercial Services)	1,599	47,474
RadioShack Corp. (Retail)	984	12,074
Range Resources Corp. (Oil & Gas)	1,189	77,927
Raytheon Co. (Aerospace/Defense)	3,198	179,983
Regions Financial Corp. (Banks)	5,289	57,703
Reynolds American, Inc. (Agriculture)	1,312	61,231
Robert Half International, Inc. (Commercial Services)	1,189	28,500
Rockwell Collins, Inc. (Aerospace/Defense)	1,230	58,991
Rockwell International Corp. (Machinery-Diversified)	1,107	48,409
Rohm & Haas Co. (Chemicals)	943	43,793
Rowan Cos., Inc. (Oil & Gas)	861	40,252
Ryder System, Inc. (Transportation)	451	31,065
SAFECO Corp. (Insurance)	697	46,811
Safeway, Inc. (Food)	3,321	94,815
SanDisk Corp.* (Computers)	1,722	32,201
Sara Lee Corp. (Food)	5,371	65,795
Schering-Plough Corp. (Pharmaceuticals)	12,300	242,187
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,061	973,423
Sealed Air Corp. (Packaging & Containers)	1,230	23,382
Sears Holdings Corp.* (Retail)	533	39,261
Sempra Energy (Gas)	1,886	106,465
Sherwin-Williams Co. (Chemicals)	738	33,896
Sigma-Aldrich Corp. (Chemicals)	984	52,998
Simon Property Group, Inc. (REIT)	1,722	154,791
SLM Corp.* (Diversified Financial Services)	3,567	69,021
Smith International, Inc. (Oil & Gas Services)	1,517	126,123
Snap-on, Inc. (Hand/Machine Tools)	451	23,457
Southern Co. (Electric)	5,822	203,304
Southwest Airlines Co. (Airlines)	5,576	72,711
Southwestern Energy Co.* (Oil & Gas)	2,583	122,977
Sovereign Bancorp, Inc. (Savings & Loans)	3,649	26,857
Spectra Energy Corp. (Pipelines)	4,797	137,866
Sprint Corp. (Telecommunications)	21,648	205,656
St. Jude Medical, Inc.* (Healthcare-Products)	2,583	105,593
Staples, Inc. (Retail)	5,330	126,588
Starbucks Corp.* (Retail)	5,535	87,121
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,435	57,500
State Street Corp. (Banks)	3,239	207,264
Stryker Corp. (Healthcare-Products)	1,804	113,436
Sun Microsystems, Inc.* (Computers)	5,945	64,682
Sunoco, Inc. (Oil & Gas)	902	36,702
SunTrust Banks, Inc. (Banks)	2,665	96,526
SuperValu, Inc. (Food)	1,599	49,393
Symantec Corp.* (Internet)	6,396	123,763
Sysco Corp. (Food)	4,551	125,198
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,968	111,133
Target Corp. (Retail)	5,904	274,477
TECO Energy, Inc. (Electric)	1,599	34,363
Tellabs, Inc.* (Telecommunications)	3,034	14,108
Tenet Healthcare Corp.* (Healthcare-Services)	3,649	20,288
Teradata Corp.* (Computers)	1,353	31,308
Teradyne, Inc.* (Semiconductors)	1,312	14,524
Terex Corp.* (Machinery-Construction & Mining)	779	40,017
Tesoro Petroleum Corp. (Oil & Gas)	1,066	21,075
Texas Instruments, Inc. (Semiconductors)	10,045	282,867
Textron, Inc. (Miscellaneous Manufacturing)	1,886	90,396
The AES Corp.* (Electric)	5,084	97,664
The Charles Schwab Corp. (Diversified Financial Services)	7,052	144,848
The Dow Chemical Co. (Chemicals)	7,052	246,185
The E.W. Scripps Co.—Class A (Media)	697	28,953
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	861	39,993
The Gap, Inc. (Retail)	3,403	56,728

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,993	$523,476
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,845	32,896
The Hershey Co. (Food)	1,271	41,663
The New York Times Co.—Class A (Media)	1,107	17,037
The Pepsi Bottling Group, Inc. (Beverages)	1,025	28,618
The Stanley Works (Hand/Machine Tools)	615	27,570
The Travelers Companies, Inc. (Insurance)	4,592	199,293
The Williams Cos., Inc. (Pipelines)	4,428	178,493
Thermo Electron Corp.* (Electronics)	3,157	175,940
Tiffany & Co. (Retail)	943	38,427
Time Warner, Inc. (Media)	27,183	402,308
Titanium Metals Corp. (Mining)	738	10,325
TJX Cos., Inc. (Retail)	3,239	101,931
Torchmark Corp. (Insurance)	697	40,879
Total System Services, Inc. (Software)	1,517	33,708
Transocean, Inc.ADR* (Oil & Gas)	2,420	368,784
Tyco Electronics, Ltd.ADR (Electronics)	3,649	130,707
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,649	146,106
Tyson Foods, Inc.—Class A (Food)	2,091	31,240
U.S. Bancorp (Banks)	13,243	369,347
Union Pacific Corp. (Transportation)	3,936	297,168
Unisys Corp.* (Computers)	2,706	10,689
United Parcel Service, Inc.—Class B (Transportation)	7,749	476,331
United States Steel Corp. (Iron/Steel)	902	166,672
United Technologies Corp. (Aerospace/Defense)	7,380	455,346
UnitedHealth Group, Inc. (Healthcare-Services)	9,348	245,385
UnumProvident Corp. (Insurance)	2,624	53,661
UST, Inc. (Agriculture)	1,107	60,453
V.F. Corp. (Apparel)	656	46,694
Valero Energy Corp. (Oil & Gas)	4,018	165,461
Varian Medical Systems, Inc.* (Healthcare-Products)	943	48,895
VeriSign, Inc.* (Internet)	1,476	55,793
Verizon Communications, Inc. (Telecommunications)	21,648	766,339
Viacom, Inc.—Class B* (Media)	4,797	146,500
Vornado Realty Trust (REIT)	1,025	90,200
Vulcan Materials Co. (Building Materials)	820	49,020
W.W. Grainger, Inc. (Distribution/Wholesale)	492	40,246
Wachovia Corp. (Banks)	16,236	252,145
Wal-Mart Stores, Inc. (Retail)	17,671	993,110
Walgreen Co. (Retail)	7,544	245,255
Walt Disney Co. (Media)	14,473	451,558
Washington Mutual, Inc. (Savings & Loans)	8,036	39,617
Washington Post Co.—Class B (Media)	41	24,063
Waste Management, Inc. (Environmental Control)	3,731	140,696
Waters Corp.* (Electronics)	779	50,246
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	779	21,165
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,166	256,182
WellPoint, Inc.* (Healthcare-Services)	4,018	191,498
Wells Fargo & Co. (Banks)	25,092	595,935
Wendy’s International, Inc. (Retail)	656	17,856
Western Union Co. (Commercial Services)	5,617	138,852
Weyerhaeuser Co. (Forest Products & Paper)	1,599	81,773
Whirlpool Corp. (Home Furnishings)	574	35,433
Whole Foods Market, Inc. (Food)	1,066	25,254
Windstream Corp. (Telecommunications)	3,403	41,993
Wrigley (WM.) Jr. Co. (Food)	1,640	127,559
Wyeth (Pharmaceuticals)	10,127	485,691
Wyndham Worldwide Corp. (Lodging)	1,353	24,232
Xcel Energy, Inc. (Electric)	3,280	65,830
Xerox Corp. (Office/Business Equipment)	6,847	92,845
Xilinx, Inc. (Semiconductors)	2,132	53,833
XL Capital, Ltd.—Class AADR (Insurance)	1,353	27,818
XTO Energy, Inc. (Oil & Gas)	3,895	266,846
Yahoo!, Inc.* (Internet)	10,455	216,000
YUM! Brands, Inc. (Retail)	3,608	126,605
Zimmer Holdings, Inc.* (Healthcare-Products)	1,763	119,972
Zions Bancorp (Banks)	820	25,822

TOTAL COMMON STOCKS
(Cost $53,371,974)		84,705,390

Repurchase Agreements (7.9%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $1,946,108 (Collateralized by $1,887,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,985,157)	$1,946,000	1,946,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $1,326,077 (Collateralized by $1,337,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,352,773)	1,326,000	1,326,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,100,127 (Collateralized by $2,083,000 Federal Home Loan Mortgage Corp., 4.75%, 3/5/09, market value $2,142,519)	2,100,000	2,100,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,233,140 (Collateralized by $2,275,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,280,432)	2,233,000	2,233,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,605,000)		7,605,000

TOTAL INVESTMENT SECURITIES
(Cost $60,976,974)—95.8%		92,310,390
Net other assets (liabilities)—4.2%		4,051,362

NET ASSETS—100.0%		$96,361,752

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $8,324,875)	130	$(136,767)
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,881,688)	9	(140,666)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	3.2%
Beverages	2.2%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.5%
Commercial Services	1.5%
Computers	4.3%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.8%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.3%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.8%
Investment Companies	NM
Iron/Steel	0.6%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	11.1%
Oil & Gas Services	2.5%
Packaging & Containers	NM
Pharmaceuticals	4.8%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	3.5%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	12.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $53,371,974)	$84,705,390
Repurchase agreements, at cost	7,605,000

Total Investment Securities	92,310,390
Cash	5,841
Segregated cash balances with brokers for futures contracts	612,563
Dividends and interest receivable	126,710
Receivable for capital shares issued	5,616,241
Receivable for investments sold	18,360
Variation margin on futures contracts	910
Prepaid expenses	749

Total Assets	98,691,764

Liabilities:
Payable for investments purchased	2,129,307
Payable for capital shares redeemed	7,672
Advisory fees payable	63,355
Management services fees payable	8,448
Administration fees payable	2,913
Administrative services fees payable	41,293
Distribution fees payable	34,948
Trustee fees payable	8
Transfer agency fees payable	8,334
Fund accounting fees payable	4,972
Compliance services fees payable	1,108
Other accrued expenses	27,654

Total Liabilities	2,330,012

Net Assets	$96,361,752

Net Assets consist of:
Capital	$59,718,761
Accumulated net investment income (loss)	1,388,670
Accumulated net realized gains (losses) on investments	4,198,338
Net unrealized appreciation (depreciation) on investments	31,055,983

Net Assets	$96,361,752

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,562,185

Net Asset Value (offering and redemption price per share)	$27.05

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,269,025
Interest	130,056

Total Investment Income	1,399,081

Expenses:
Advisory fees	491,083
Management services fees	98,217
Administration fees	17,596
Transfer agency fees	21,633
Administrative services fees	214,290
Distribution fees	163,694
Custody fees	13,750
Fund accounting fees	31,286
Trustee fees	945
Compliance services fees	245
Other fees	50,824

Total Gross Expenses before reductions	1,103,563
Less Expenses reduced by the Advisor	(36,275)

Total Net Expenses	1,067,288

Net Investment Income (Loss)	331,793

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,909,245
Net realized gains (losses) on futures contracts	(1,290,550)
Change in net unrealized appreciation/depreciation on investments	(17,996,844)

Net Realized and Unrealized Gains (Losses) on Investments	(15,378,149)

Change in Net Assets Resulting from Operations	$(15,046,356)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$331,793	$1,056,877
Net realized gains (losses) on investments	2,618,695	26,521,563
Change in net unrealized appreciation/depreciation on investments	(17,996,844)	(21,008,213)

Change in net assets resulting from operations	(15,046,356)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544
Net realized gains on investments	—	(1,803,068)

Change in net assets resulting from distributions	—	(2,622,612)

Capital Transactions:
Proceeds from shares issued	332,060,517	723,540,393
Dividends reinvested	—	2,622,612
Value of shares redeemed	(384,176,433)	(877,480,461)

Change in net assets resulting from capital transactions	(52,115,916)	(151,317,456)

Change in net assets	(67,162,272)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$96,361,752	$163,524,024

Accumulated net investment income (loss)	$1,388,670	$1,056,877

Share Transactions:
Issued	11,552,084	22,915,243
Reinvested	—	84,058
Redeemed	(13,282,306)	(27,934,190)

Change in shares	(1,730,222)	(4,934,889)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.90		$30.40	$28.27	$27.59	$25.72	$20.48

Investment Activities:
Net investment income (loss)(a)	0.07		0.19	0.11	0.06	0.06	(0.05)
Net realized and unrealized gains (losses) on investments	(3.92)		0.89	3.63	0.69	2.19	5.29

Total income (loss) from investment activities	(3.85)		1.08	3.74	0.75	2.25	5.24

Distributions to Shareholders From:
Net investment income	—		(0.18)	(0.08)	(0.07)	—	—
Net realized gains on investments	—		(0.40)	(1.53)	—	(0.38)	—

Total distributions	—		(0.58)	(1.61)	(0.07)	(0.38)	—

Net Asset Value, End of Period	$27.05		$30.90	$30.40	$28.27	$27.59	$25.72

Total Return	(12.46	)%(b)	3.55%	13.66%	2.74%	8.83%	25.59%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.67%	1.70%	1.78%	1.78%	1.87%
Net expenses(c)	1.63%		1.62%	1.67%	1.78%	1.78%	1.87%
Net investment income (loss)(c)	0.51%		0.60%	0.38%	0.21%	0.22%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$96,362		$163,524	$310,894	$297,546	$391,257	$223,123
Portfolio turnover rate(d)	140	%(b)	175%	224%	273%	202%	392%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	33%
Swap Agreements	67%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Industrial	18%
Consumer Non-Cyclical	18%
Financial	14%
Energy	12%
Consumer Cyclical	11%
Technology	8%
Utilities	7%
Basic Materials	7%
Communications	5%

PROFUNDS VP ProFund VP Mid-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,014 (Collateralized by $240,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $252,484)	$247,000	$247,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,014 (Collateralized by $250,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $252,949)	247,000	247,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,015 (Collateralized by $250,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $255,877)	247,000	247,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $243,015 (Collateralized by $245,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $249,798)	243,000	243,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,011 (Collateralized by $247,524 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $251,940)	247,000	247,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,231,000)		1,231,000

TOTAL INVESTMENT SECURITIES
(Cost $1,231,000)—99.6%		1,231,000
Net other assets (liabilities)—0.4%		5,260

NET ASSETS—100.0%		$1,236,260

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $409,950)	5	$(18,067)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	$826,353	$(4,729)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,231,000
Cash	793
Segregated cash balances with brokers for futures contracts	18,469
Interest receivable	69
Prepaid expenses	2

Total Assets	1,250,333

Liabilities:
Payable for capital shares redeemed	219
Unrealized loss on swap agreements	4,729
Variation margin on futures contracts	2,250
Advisory fees payable	2,239
Management services fees payable	299
Administration fees payable	91
Administrative services fees payable	1,462
Distribution fees payable	1,898
Transfer agency fees payable	291
Fund accounting fees payable	156
Compliance services fees payable	18
Other accrued expenses	421

Total Liabilities	14,073

Net Assets	$1,236,260

Net Assets consist of:
Capital	$1,520,021
Accumulated net investment income (loss)	13,513
Accumulated net realized gains (losses) on investments	(274,478)
Net unrealized appreciation (depreciation) on investments	(22,796)

Net Assets	$1,236,260

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	44,111

Net Asset Value (offering and redemption price per share)	$28.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$18,650

Expenses:
Advisory fees	6,540
Management services fees	1,308
Administration fees	283
Transfer agency fees	351
Administrative services fees	1,566
Distribution fees	2,180
Custody fees	1,271
Fund accounting fees	487
Trustee fees	16
Compliance services fees	25
Other fees	820

Total Gross Expenses before reductions	14,847
Less Expenses reduced by the Advisor	(843)

Total Net Expenses	14,004

Net Investment Income (Loss)	4,646

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	16,038
Net realized gains (losses) on swap agreements	(41,543)
Change in net unrealized appreciation/depreciation
Change in net unrealized appreciation/depreciation	(20,423)

Net Realized and Unrealized Gains (Losses) on Investments	(45,928)

Change in Net Assets Resulting from Operations	$(41,282)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$4,646	$8,713
Net realized gains (losses) on investments	(25,505)	(248,973)
Change in net unrealized appreciation/depreciation on investments	(20,423)	(2,373)

Change in net assets resulting from operations	(41,282)	(242,633)

Capital Transactions:
Proceeds from shares issued	11,427,517	5,505,410
Value of shares redeemed	(10,343,690)	(5,069,062)

Change in net assets resulting from capital transactions	1,083,827	436,348

Change in net assets	1,042,545	193,715
Net Assets:
Beginning of period	193,715	—

End of period	$1,236,260	$193,715

Accumulated net investment income (loss)	$13,513	$8,867

Share Transactions:
Issued	386,683	179,665
Redeemed	(349,092)	(173,145)

Change in shares	37,591	6,520

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$29.71		$30.00

Investment Activities:
Net investment income (loss)(b)	0.08		0.30
Net realized and unrealized gains (losses) on investments	(1.76)		(0.59)

Total income (loss) from investment activities	(1.68)		(0.29)

Net Asset Value, End of Period	$28.03		$29.71

Total Return	(5.65	)%(c)	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%		2.02%
Net expenses(d)	1.61%		1.63%
Net investment income (loss)(d)	0.53%		2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,236		$194
Portfolio turnover rate(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	2%
Swap Agreements	15%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Comstock Resources, Inc.	0.3%
W-H Energy Services, Inc.	0.3%
Penn Virginia Corp.	0.3%
Energy Conversion Devices, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks (83.4%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,476	$42,228
AAR Corp.* (Aerospace/Defense)	2,460	33,284
Aaron Rents, Inc. (Commercial Services)	2,214	49,439
Abaxis, Inc.* (Healthcare-Products)	1,476	35,616
ABIOMED, Inc.* (Healthcare-Products)	2,706	48,032
AbitibiBowater, Inc. (Forest Products & Paper)	2,952	27,542
ABM Industries, Inc. (Commercial Services)	2,706	60,208
Acadia Realty Trust (REIT)	3,690	85,423
ACI Worldwide, Inc.* (Software)	1,968	34,617
Acorda Therapeutics, Inc.* (Biotechnology)	1,968	64,609
Actel Corp.* (Semiconductors)	3,198	53,886
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,952	92,545
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,722	82,794
Acxiom Corp. (Software)	4,674	53,704
Administaff, Inc. (Commercial Services)	1,476	41,166
ADTRAN, Inc. (Telecommunications)	3,444	82,105
Aeropostale, Inc.* (Retail)	2,952	92,486
Affymetrix, Inc.* (Biotechnology)	4,182	43,033
Agilysys, Inc. (Computers)	3,690	41,845
Agree Realty Corp. (REIT)	2,214	48,819
Alaska Communications Systems Group, Inc. (Telecommunications)	4,920	58,745
Albany International Corp.—Class A (Machinery-Diversified)	2,214	64,206
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,722	124,845
Align Technology, Inc.* (Healthcare-Products)	3,936	41,289
Alkermes, Inc.* (Pharmaceuticals)	5,166	63,852
Alliance One International, Inc.* (Agriculture)	5,658	28,912
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,968	35,030
Allscripts Healthcare Solutions, Inc.* (Software)	3,690	45,793
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,968	52,605
Alpharma, Inc.—Class A* (Pharmaceuticals)	2,460	55,424
Altra Holdings, Inc.* (Machinery-Diversified)	3,444	57,894
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,230	41,943
AMCOL International Corp. (Mining)	1,476	42,007
Amedisys, Inc.* (Healthcare-Services)	1,230	62,017
American Equity Investment Life Holding Co. (Insurance)	5,412	44,108
American Greetings Corp.—Class A (Household Products/Wares)	3,444	42,499
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,428	66,199
American Oriental Bioengineering, Inc.* (Biotechnology)	3,690	36,420
American Reprographics Co.* (Software)	2,706	45,055
American States Water Co. (Water)	2,460	85,952
American Superconductor Corp.* (Electrical Components & Equipment)	1,968	70,553
Amerigon, Inc.* (Auto Parts & Equipment)	3,936	27,985
AMERIGROUP Corp.* (Healthcare-Services)	2,460	51,168
Amerisafe, Inc.* (Insurance)	3,690	58,819
Amkor Technology, Inc.* (Semiconductors)	5,412	56,339
AMN Healthcare Services, Inc.* (Commercial Services)	3,198	54,110
ANADIGICS, Inc.* (Semiconductors)	4,182	41,193
Angelica Corp. (Textiles)	2,706	57,557
AngioDynamics, Inc.* (Healthcare-Products)	2,214	30,155
Anixter International, Inc.* (Telecommunications)	1,230	73,173
Ansoft Corp.* (Computers)	1,230	44,772
Apogee Enterprises, Inc. (Building Materials)	1,968	31,803
Apollo Investment Corp. (Investment Companies)	7,872	112,806
Applera Corp.—Celera Genomics Group* (Biotechnology)	4,920	55,891
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,214	53,512
Applied Micro Circuits Corp.* (Semiconductors)	6,150	52,644
Arbitron, Inc. (Commercial Services)	1,476	70,110
Arch Chemicals, Inc. (Chemicals)	1,476	48,929
Arena Resources, Inc.* (Oil & Gas)	1,476	77,962
Ares Capital Corp. (Investment Companies)	8,610	86,789
Argo Group International Holdings, Ltd.ADR* (Insurance)	2,214	74,302
Ariba, Inc.* (Internet)	4,674	68,755
Arkansas Best Corp. (Transportation)	1,476	54,081
Arris Group, Inc.* (Telecommunications)	6,396	54,046
ArthroCare Corp.* (Healthcare-Products)	1,230	50,196
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,444	42,981
Asbury Automotive Group, Inc. (Retail)	3,936	50,578
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,428	104,811
Associated Estates Realty Corp. (REIT)	3,936	42,155

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Assured Guaranty, Ltd.ADR (Insurance)	3,198	$57,532
ATC Technology Corp.* (Auto Parts & Equipment)	1,968	45,815
Atheros Communications* (Telecommunications)	2,706	81,180
Atlas America, Inc. (Oil & Gas)	1,968	88,658
ATP Oil & Gas Corp.* (Oil & Gas)	1,230	48,548
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	2,214	74,435
Avista Corp. (Electric)	5,658	121,421
Avocent Corp.* (Internet)	2,706	50,332
Baldor Electric Co. (Hand/Machine Tools)	2,214	77,446
Bally Technologies, Inc.* (Entertainment)	2,460	83,148
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	3,444	55,758
Bank Mutual Corp. (Banks)	6,150	61,746
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,460	56,801
Basic Energy Services, Inc.* (Oil & Gas Services)	1,968	61,992
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,936	41,761
Belden, Inc. (Electrical Components & Equipment)	1,968	66,676
Belo Corp.—Class A (Media)	7,380	53,948
Benchmark Electronics, Inc.* (Electronics)	3,936	64,314
Bentley Pharmaceuticals, Inc.* (Healthcare-Services)	2,706	43,702
Berry Petroleum Co.—Class A (Oil & Gas)	1,476	86,907
Bill Barrett Corp.* (Oil & Gas)	1,476	87,689
BioMed Realty Trust, Inc. (REIT)	3,690	90,516
Blackboard, Inc.* (Software)	1,476	56,427
Blount International, Inc.* (Machinery-Diversified)	3,936	45,697
Blue Coat Systems, Inc.* (Internet)	1,968	27,768
Bob Evans Farms, Inc. (Retail)	2,460	70,356
Borders Group, Inc. (Retail)	4,674	28,044
Bowne & Co., Inc. (Commercial Services)	2,952	37,638
BPZ Resources, Inc.* (Oil & Gas)	2,460	72,324
Brady Corp.—Class A (Electronics)	2,460	84,944
Briggs & Stratton Corp. (Machinery-Diversified)	3,936	49,908
Brigham Exploration Co.* (Oil & Gas)	2,460	38,942
Bronco Drilling Co., Inc.* (Oil & Gas)	3,936	72,344
Brookline Bancorp, Inc. (Savings & Loans)	7,626	72,828
Brooks Automation, Inc.* (Semiconductors)	5,658	46,792
Bruker Corp.* (Healthcare-Products)	2,952	37,933
Brunswick Corp. (Leisure Time)	5,166	54,760
Brush Engineered Materials, Inc.* (Mining)	1,476	36,044
Calgon Carbon Corp.* (Environmental Control)	2,460	38,032
California Pizza Kitchen, Inc.* (Retail)	3,936	44,044
California Water Service Group (Water)	2,460	80,614
Callaway Golf Co. (Leisure Time)	4,428	52,383
Callon Petroleum Co.* (Oil & Gas)	1,968	53,844
Cano Petroleum, Inc.* (Oil & Gas)	2,952	23,439
Capital Lease Funding, Inc. (REIT)	6,642	49,749
Capstead Mortgage Corp. (REIT)	3,444	37,367
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,134	29,891
CARBO Ceramics, Inc. (Oil & Gas Services)	1,230	71,770
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,230	83,751
Carter’s, Inc.* (Apparel)	3,198	44,196
Casey’s General Stores, Inc. (Retail)	2,706	62,698
Cash America International, Inc. (Retail)	1,476	45,756
Cathay Bancorp, Inc. (Banks)	5,166	56,154
Cavium Networks, Inc.* (Semiconductors)	1,722	36,162
Cbeyond, Inc.* (Telecommunications)	1,968	31,527
Cedar Shopping Centers, Inc. (REIT)	7,380	86,494
Centene Corp.* (Healthcare-Services)	2,214	37,173
Centennial Communications Corp.* (Telecommunications)	4,674	32,671
Central Pacific Financial Corp. (Banks)	4,182	44,580
Central Vermont Public Service Corp. (Electric)	2,460	47,650
Cenveo, Inc.* (Commercial Services)	3,444	33,648
Cepheid, Inc.* (Healthcare-Products)	2,706	76,093
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,476	50,627
Charlotte Russe Holding, Inc.* (Retail)	2,460	43,690
Charming Shoppes, Inc.* (Retail)	6,396	29,358
Chart Industries, Inc.* (Machinery-Diversified)	1,476	71,793
Chattem, Inc.* (Cosmetics/Personal Care)	984	64,009
Checkpoint Systems, Inc.* (Electronics)	2,460	51,365
Cheesecake Factory, Inc.* (Retail)	4,920	78,277
Chemed Corp. (Commercial Services)	1,230	45,030
Chesapeake Utilities Corp. (Oil & Gas Services)	2,214	56,944
Chico’s FAS, Inc.* (Retail)	7,134	38,310
Cirrus Logic, Inc.* (Semiconductors)	5,658	31,458
CKE Restaurants, Inc. (Retail)	4,428	55,217
Clarcor, Inc. (Miscellaneous Manufacturing)	2,460	86,346
Clean Harbors, Inc.* (Environmental Control)	738	52,442
Cleco Corp. (Electric)	3,936	91,827
CMGI, Inc.* (Internet)	2,952	31,291
CNET Networks, Inc.* (Internet)	8,856	101,755
Coeur d’Alene Mines Corp.* (Mining)	15,498	44,944
Cogdell Spencer, Inc. (REIT)	2,706	43,973
Cogent Communications Group, Inc.* (Internet)	2,706	36,260
Cogent, Inc.* (Electronics)	3,690	41,955
Cognex Corp. (Machinery-Diversified)	2,706	62,373
Coinstar, Inc.* (Commercial Services)	1,722	56,327
Collective Brands, Inc.* (Retail)	3,444	40,054
Colonial Properties Trust (REIT)	3,690	73,874
Comfort Systems USA, Inc. (Building Materials)	4,182	56,206
Community Bank System, Inc. (Banks)	3,444	71,015
Commvault Systems, Inc.* (Software)	2,706	45,028
Compass Minerals International, Inc. (Mining)	1,230	99,089
Complete Production Services, Inc.* (Oil & Gas Services)	2,460	89,593
comScore, Inc.* (Internet)	1,230	26,839
Comstock Resources, Inc.* (Oil & Gas)	1,722	145,388
Comtech Telecommunications Corp.* (Telecommunications)	1,476	72,324
Conceptus, Inc.* (Healthcare-Products)	2,706	50,034
Concho Resources, Inc.* (Oil & Gas)	2,214	82,582
Concur Technologies, Inc.* (Software)	1,968	65,397
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,428	34,716
Corinthian Colleges, Inc.* (Commercial Services)	4,674	54,265
Corporate Office Properties Trust (REIT)	2,460	84,452
CoStar Group, Inc.* (Commercial Services)	1,230	54,673
Cox Radio, Inc.—Class A* (Media)	5,658	66,764
Crocs, Inc.* (Apparel)	4,674	37,439
Cross Country Healthcare, Inc.* (Commercial Services)	2,952	42,538
Crosstex Energy, Inc. (Oil & Gas)	2,214	76,737
CryoLife, Inc.* (Biotechnology)	3,198	36,585
CSG Systems International, Inc.* (Software)	3,690	40,664
CSK Auto Corp.* (Retail)	3,444	36,093
CTS Corp. (Electronics)	5,166	51,918
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	57,116
Curtiss-Wright Corp. (Aerospace/Defense)	1,968	88,048
CV Therapeutics, Inc.* (Pharmaceuticals)	4,428	36,442
CVB Financial Corp. (Banks)	5,658	53,412
Cyberonics, Inc.* (Healthcare-Products)	2,214	48,044
CyberSource Corp.* (Internet)	3,198	53,503
Cypress Bioscience, Inc.* (Pharmaceuticals)	3,936	28,300
Daktronics, Inc. (Electronics)	1,968	39,695
Darwin Professional Underwriters, Inc.* (Insurance)	1,968	60,614
Data Domain, Inc.* (Computers)	2,460	57,392
DCT Industrial Trust, Inc. (REIT)	8,610	71,291
DealerTrack Holdings, Inc.* (Internet)	2,706	38,182
Deckers Outdoor Corp.* (Apparel)	492	68,486
Delta Petroleum Corp.* (Oil & Gas)	2,952	75,335
Deluxe Corp. (Commercial Services)	2,952	52,605

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Diamond Foods, Inc. (Food)	2,214	$51,011
DiamondRock Hospitality Co. (REIT)	6,150	66,973
Digimarc Corp.* (Computers)	3,444	48,767
Digital River, Inc.* (Internet)	1,722	66,435
Dillards, Inc.—Class A (Retail)	3,198	37,001
Dime Community Bancshares, Inc. (Savings & Loans)	3,690	60,922
Diodes, Inc.* (Semiconductors)	1,722	47,596
Dionex Corp.* (Electronics)	984	65,308
Dollar Financial Corp.* (Commercial Services)	2,214	33,454
Double Hull Tankers, Inc.ADR (Transportation)	5,166	51,815
Dress Barn, Inc.* (Retail)	3,198	42,789
Drill-Quip, Inc.* (Oil & Gas Services)	1,230	77,490
DSP Group, Inc.* (Semiconductors)	4,182	29,274
DTS, Inc.* (Home Furnishings)	1,722	53,933
Dycom Industries, Inc.* (Engineering & Construction)	2,460	35,719
Dynamic Materials Corp. (Metal Fabricate/Hardware)	984	32,423
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,460	72,742
EarthLink, Inc.* (Internet)	5,412	46,814
East West Bancorp, Inc. (Banks)	7,380	52,103
Eclipsys Corp.* (Software)	3,444	63,232
Education Realty Trust, Inc. (REIT)	6,150	71,647
eHealth, Inc.* (Insurance)	1,968	34,755
El Paso Electric Co.* (Electric)	4,182	82,804
Electronics for Imaging, Inc.* (Computers)	3,936	57,466
EMCOR Group, Inc.* (Engineering & Construction)	3,198	91,239
EMCORE Corp.* (Semiconductors)	4,920	30,799
Empire District Electric Co. (Electric)	6,642	123,143
Emulex Corp.* (Semiconductors)	4,674	54,452
Encore Wire Corp. (Electrical Components & Equipment)	1,968	41,702
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,722	126,808
Energy Partners, Ltd.* (Oil & Gas)	3,198	47,714
EnerSys* (Electrical Components & Equipment)	1,722	58,944
ENGlobal Corp.* (Commercial Services)	2,706	38,533
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,476	55,114
Entegris, Inc.* (Semiconductors)	7,626	49,950
Enzon Pharmaceuticals, Inc.* (Biotechnology)	6,396	45,540
Epicor Software Corp.* (Software)	5,412	37,397
EPIQ Systems, Inc.* (Software)	3,936	55,891
eResearchTechnology, Inc.* (Internet)	2,952	51,483
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,230	57,712
ESSA Bancorp, Inc. (Banks)	6,150	76,998
Esterline Technologies Corp.* (Aerospace/Defense)	1,476	72,708
Euronet Worldwide, Inc.* (Commercial Services)	3,198	54,046
ev3, Inc.* (Healthcare-Products)	4,920	46,642
Evercore Partners, Inc.—Class A (Diversified Financial Services)	3,198	30,381
Evergreen Solar, Inc.* (Energy-Alternate Sources)	4,920	47,675
Exar Corp.* (Semiconductors)	5,904	44,516
EXCO Resources, Inc.* (Oil & Gas)	3,198	118,038
Exelixis, Inc.* (Biotechnology)	7,872	39,360
Exide Technologies* (Electrical Components & Equipment)	3,198	53,598
Extra Space Storage, Inc. (REIT)	5,166	79,350
EZCORP, Inc.—Class A* (Retail)	3,690	47,048
Fair Isaac Corp. (Software)	2,706	56,204
FairPoint Communications, Inc. (Telecommunications)	5,658	40,794
FalconStor Software, Inc.* (Software)	4,674	33,092
FCStone Group, Inc.* (Diversified Financial Services)	1,230	34,354
Federal Signal Corp. (Miscellaneous Manufacturing)	4,428	53,136
FEI Co.* (Electronics)	2,460	56,039
FelCor Lodging Trust, Inc. (REIT)	6,150	64,575
Ferro Corp. (Chemicals)	3,198	59,994
Financial Federal Corp. (Diversified Financial Services)	2,214	48,619
First BanCorp (Banks)	5,166	32,752
First Midwest Bancorp, Inc. (Banks)	3,936	73,406
First Niagara Financial Group, Inc. (Savings & Loans)	7,626	98,070
First Potomac Realty Trust (REIT)	4,920	74,981
FirstMerit Corp. (Banks)	5,658	92,282
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,476	30,435
Flow International Corp.* (Machinery-Diversified)	3,936	30,701
Flowers Foods, Inc. (Food)	3,936	111,546
Forestar Real Estate Group, Inc.* (Real Estate)	2,214	42,177
FormFactor, Inc.* (Semiconductors)	2,952	54,405
Forward Air Corp. (Transportation)	1,968	68,093
Fossil, Inc.* (Household Products/Wares)	2,460	71,512
Foundry Networks, Inc.* (Telecommunications)	7,380	87,232
Fred’s, Inc. (Retail)	4,182	47,006
Fresh Del Monte Produce, Inc.ADR* (Food)	2,214	52,184
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	738	28,413
FuelCell Energy, Inc.* (Energy-Alternate Sources)	6,150	43,665
Fuller (H.B.) Co. (Chemicals)	2,706	60,723
Gartner Group, Inc.* (Commercial Services)	2,952	61,165
Gaylord Entertainment Co.* (Lodging)	2,706	64,836
Genco Shipping & Trading, Ltd.ADR (Transportation)	738	48,118
Genesco, Inc. (Retail)	1,476	45,564
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,722	58,582
GeoEye, Inc.* (Telecommunications)	1,968	34,853
GFI Group, Inc (Diversified Financial Services)	4,428	39,896
Gibraltar Industries, Inc. (Iron/Steel)	2,214	35,358
Glacier Bancorp, Inc. (Banks)	4,182	66,870
Gladstone Investment Corp. (Diversified Financial Services)	4,920	31,636
Glatfelter (Forest Products & Paper)	5,166	69,793
Glimcher Realty Trust (REIT)	4,674	52,255
Global Crossing, Ltd.ADR* (Telecommunications)	2,214	39,719
GMX Resources, Inc.* (Oil & Gas)	738	54,686
Golar LNG, Ltd.ADR (Transportation)	3,690	57,158
Goodrich Petroleum Corp.* (Oil & Gas)	984	81,593
GrafTech International, Ltd.* (Electrical Components & Equipment)	4,428	118,803
Granite Construction, Inc. (Engineering & Construction)	1,476	46,538
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,230	46,211
Greenfield Online, Inc.* (Advertising)	3,444	51,384
Grey Wolf, Inc.* (Oil & Gas)	7,134	64,420
Griffon Corp.* (Miscellaneous Manufacturing)	4,674	40,944
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,706	44,622
Hanmi Financial Corp. (Banks)	11,316	58,956
Harmonic, Inc.* (Telecommunications)	5,658	53,808
Harvest Natural Resources, Inc.* (Oil & Gas)	3,936	43,532
Headwaters, Inc.* (Energy-Alternate Sources)	3,444	40,536
HealthExtras, Inc.* (Pharmaceuticals)	2,214	66,730
HEALTHSOUTH Corp.* (Healthcare-Services)	4,182	69,547
Healthways, Inc.* (Healthcare-Services)	1,722	50,971
Heartland Express, Inc. (Transportation)	5,166	77,025
Hecla Mining Co.* (Mining)	7,134	66,061
HEICO Corp. (Aerospace/Defense)	1,722	56,034
Heidrick & Struggles International, Inc. (Commercial Services)	1,230	33,997
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,198	51,552
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,904	52,723
Hercules, Inc. (Chemicals)	5,412	91,625
Herman Miller, Inc. (Office Furnishings)	3,198	79,598
Hexcel Corp.* (Aerospace/Defense Equipment)	4,674	90,208
Hibbett Sports, Inc.* (Retail)	2,460	51,906

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	3,198	$100,481
Hilb, Rogal, and Hobbs Co. (Insurance)	2,214	96,220
Hilltop Holdings, Inc.* (Real Estate)	6,150	63,406
HMS Holdings Corp.* (Commercial Services)	1,722	36,971
Horace Mann Educators Corp. (Insurance)	5,166	72,427
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,230	69,507
Hot Topic, Inc.* (Retail)	5,658	30,610
Hub Group, Inc.—Class A* (Transportation)	1,968	67,168
Human Genome Sciences, Inc.* (Biotechnology)	7,626	39,731
Huron Consulting Group, Inc.* (Commercial Services)	984	44,615
Hutchinson Technology, Inc.* (Computers)	3,690	49,594
Iconix Brand Group, Inc.* (Apparel)	3,690	44,575
II-VI, Inc.* (Electronics)	1,476	51,542
IKON Office Solutions, Inc. (Office/Business Equipment)	4,428	49,948
Immersion Corp.* (Computers)	3,198	21,778
Immucor, Inc.* (Healthcare-Products)	3,444	89,131
Incyte Genomics, Inc.* (Biotechnology)	4,674	35,569
Independent Bank Corp. (Banks)	2,460	58,646
Infinera Corp.* (Telecommunications)	5,166	45,564
Informatica Corp.* (Software)	4,920	73,997
Infospace, Inc. (Internet)	3,690	30,738
Inland Real Estate Corp. (REIT)	5,904	85,136
Innerworkings, Inc.* (Software)	3,936	47,075
Insight Enterprises, Inc.* (Retail)	3,444	40,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,952	44,959
Insteel Industries, Inc. (Miscellaneous Manufacturing)	2,214	40,538
Insulet Corp.* (Healthcare-Products)	2,214	34,826
Integra LifeSciences Holdings* (Biotechnology)	1,476	65,652
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	1,968	63,232
InterDigital, Inc.* (Telecommunications)	2,706	65,810
Interface, Inc.—Class A (Office Furnishings)	3,444	43,153
Interline Brands, Inc.* (Building Materials)	3,198	50,944
Intermec, Inc.* (Machinery-Diversified)	2,706	57,042
InterMune, Inc.* (Biotechnology)	2,460	32,275
International Coal Group, Inc.* (Coal)	5,904	77,047
International Shipholding Corp.* (Transportation)	1,968	46,130
Interwoven, Inc.* (Internet)	3,444	41,362
Intevac, Inc.* (Machinery-Diversified)	2,460	27,749
Invacare Corp. (Healthcare-Products)	2,706	55,311
inVentiv Health, Inc.* (Advertising)	1,968	54,691
Investors Real Estate Trust (REIT)	7,380	70,405
ION Geophysical Corp.* (Oil & Gas Services)	4,182	72,976
Iowa Telecommunications Services, Inc. (Telecommunications)	4,182	73,645
IPC Holdings, Ltd.ADR (Insurance)	3,690	97,969
iPCS, Inc.* (Telecommunications)	1,476	43,734
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,674	63,707
Isle of Capri Casinos, Inc.* (Entertainment)	4,920	23,567
ITC Holdings Corp. (Electric)	2,214	113,158
J. Crew Group, Inc.* (Retail)	1,968	64,964
j2 Global Communications, Inc.* (Internet)	2,214	50,922
Jack Henry & Associates, Inc. (Computers)	4,428	95,822
Jack in the Box, Inc.* (Retail)	2,952	66,154
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,214	27,055
James River Coal Co.* (Coal)	984	57,751
Jo-Ann Stores, Inc.* (Retail)	1,722	39,658
Kaydon Corp. (Metal Fabricate/Hardware)	1,476	75,881
Kayne Anderson Energy Development Fund (Investment Companies)	2,952	67,748
Kendle International, Inc.* (Commercial Services)	1,230	44,686
Kenexa Corp.* (Commercial Services)	2,214	41,712
Kindred Healthcare, Inc.* (Healthcare-Services)	1,476	42,450
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	4,920	88,462
Knight Transportation, Inc. (Transportation)	3,690	67,527
Knoll, Inc. (Office Furnishings)	3,444	41,845
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	984	41,200
Korn/Ferry International* (Commercial Services)	2,952	46,435
L-1 Identity Solutions, Inc.* (Electronics)	3,690	49,151
Laclede Group, Inc. (Gas)	2,952	119,172
Lance, Inc. (Food)	2,952	55,409
Landec Corp.* (Chemicals)	5,904	38,199
Landry’s Restaurants, Inc. (Retail)	3,198	57,468
LaSalle Hotel Properties (REIT)	2,460	61,820
Lawson Software, Inc.* (Software)	6,642	48,287
Layne Christensen Co.* (Engineering & Construction)	984	43,089
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,182	34,794
Lear Corp.* (Auto Parts & Equipment)	2,952	41,859
Lexington Corporate Properties Trust (REIT)	5,904	80,472
Libbey, Inc. (Housewares)	3,444	25,623
Life Time Fitness, Inc.* (Leisure Time)	1,722	50,885
Lindsay Manufacturing Co. (Machinery-Diversified)	492	41,805
Live Nation, Inc.* (Commercial Services)	4,182	44,246
Longs Drug Stores Corp. (Retail)	1,476	62,154
Louisiana-Pacific Corp. (Forest Products & Paper)	5,904	50,125
Luby’s, Inc.* (Retail)	7,134	43,517
Lufkin Industries, Inc. (Oil & Gas Services)	738	61,461
Luminex Corp.* (Healthcare-Products)	2,214	45,498
Macrovision Solutions Corp.* (Entertainment)	4,428	66,243
Magellan Health Services, Inc.* (Healthcare-Services)	2,460	91,094
Magma Design Automation, Inc.* (Electronics)	4,920	29,864
Maguire Properties, Inc. (REIT)	2,952	35,926
Maidenform Brands, Inc.* (Apparel)	2,460	33,210
Manhattan Associates, Inc.* (Computers)	2,214	52,538
Martek Biosciences Corp.* (Biotechnology)	1,722	58,049
Marth Stewart Living Ominmedia, Inc.—Class A* (Media)	3,690	27,306
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,706	86,971
Masimo Corp.* (Healthcare-Products)	2,460	84,501
MasTec, Inc.* (Telecommunications)	3,198	34,091
Matrix Service Co.* (Oil & Gas Services)	1,476	34,037
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,476	66,804
Max Capital Group, Ltd.ADR (Insurance)	4,920	104,944
MAXIMUS, Inc. (Commercial Services)	1,722	59,960
McMoRan Exploration Co.* (Oil & Gas)	2,214	60,929
Medarex, Inc.* (Pharmaceuticals)	7,626	50,408
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,952	61,343
Mentor Graphics Corp.* (Computers)	4,674	73,849
MercadoLibre, Inc.* (Commercial Services)	984	33,938
Meridian Bioscience, Inc. (Healthcare-Products)	2,214	59,601
Merit Medical Systems, Inc.* (Healthcare-Products)	2,952	43,394
Meritage Homes Corp.* (Home Builders)	1,722	26,123
Micros Systems, Inc.* (Computers)	3,936	120,009
Microsemi Corp.* (Semiconductors)	3,936	99,108
Micrus Endovascular Corp.* (Healthcare-Products)	2,952	41,387
Minerals Technologies, Inc. (Chemicals)	984	62,573
Mitcham Industries, Inc.* (Commercial Services)	2,460	42,017
MKS Instruments, Inc.* (Semiconductors)	2,952	64,649
Mobile Mini, Inc.* (Storage/Warehousing)	2,214	44,280
Modine Manufacturing Co. (Auto Parts & Equipment)	2,706	33,473
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,968	24,206
Monarch Casino & Resort, Inc.* (Lodging)	3,690	43,542
Monolithic Power Systems, Inc.* (Semiconductors)	1,968	42,548
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,150	90,712

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

MPS Group, Inc.* (Commercial Services)	5,658	$60,145
MSC. Software Corp.* (Software)	4,428	48,619
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,968	63,370
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	6,150	49,630
MVC Capital, Inc. (Investment Companies)	3,444	47,148
Myriad Genetics, Inc.* (Biotechnology)	2,214	100,781
Nara Bancorp, Inc. (Banks)	5,412	58,071
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,230	67,072
National Penn Bancshares, Inc. (Banks)	5,166	68,604
National Retail Properties, Inc. (REIT)	4,674	97,687
Natus Medical, Inc.* (Healthcare-Products)	2,460	51,512
Navigant Consulting Co.* (Commercial Services)	2,706	52,929
NCI Building Systems, Inc.* (Building Materials)	1,230	45,178
Nektar Therapeutics* (Biotechnology)	6,888	23,075
Ness Technologies, Inc.* (Commercial Services)	5,166	52,280
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,460	59,778
Netflix, Inc.* (Internet)	1,968	51,306
NETGEAR, Inc.* (Telecommunications)	2,706	37,505
Netlogic Microsystems, Inc.* (Semiconductors)	1,230	40,836
New Jersey Resources Corp. (Gas)	3,690	120,478
NewAlliance Bancshares, Inc. (Savings & Loans)	6,888	85,962
Newpark Resources, Inc.* (Oil & Gas Services)	4,428	34,804
Newport Corp.* (Electronics)	3,690	42,029
Nicor, Inc. (Gas)	2,460	104,771
NN, Inc. (Metal Fabricate/Hardware)	4,182	58,297
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,722	66,848
Nordson Corp. (Machinery-Diversified)	1,476	107,586
Novatel Wireless, Inc.* (Telecommunications)	2,952	32,856
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	34,187
Nu Skin Enterprises, Inc. (Retail)	4,428	66,066
NuVasive, Inc.* (Healthcare-Products)	1,722	76,905
NYMAGIC, Inc. (Insurance)	1,968	37,707
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,444	29,446
Oilsands Quest, Inc.* (Oil & Gas)	5,658	36,777
Old National Bancorp (Banks)	4,674	66,651
Olin Corp. (Chemicals)	3,690	96,604
Olympic Steel, Inc. (Iron/Steel)	492	37,353
OM Group, Inc.* (Chemicals)	1,476	48,398
OMEGA Healthcare Investors, Inc. (REIT)	4,674	77,822
Omnicell, Inc.* (Software)	3,444	45,392
Omniture, Inc.* (Commercial Services)	2,952	54,819
OmniVision Technologies, Inc.* (Semiconductors)	3,198	38,664
On Assignment, Inc.* (Commercial Services)	4,182	33,540
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,460	87,576
Oplink Communications, Inc.* (Telecommunications)	3,690	35,424
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,952	65,948
Orbital Sciences Corp.* (Aerospace/Defense)	2,952	69,549
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,706	111,812
Otter Tail Corp. (Electric)	2,706	105,074
Overstock.com, Inc.* (Internet)	984	25,535
Owens & Minor, Inc. (Distribution/Wholesale)	1,722	78,678
Pacer International, Inc. (Transportation)	2,706	58,206
Pacific Capital Bancorp (Banks)	4,182	57,628
Pacific Sunwear of California, Inc.* (Retail)	4,428	37,771
PacWest Bancorp (Banks)	2,706	40,265
PAETEC Holding Corp.* (Telecommunications)	6,396	40,615
Palm, Inc. (Computers)	6,150	33,149
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,198	31,916
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,460	39,926
Parallel Petroleum Corp.* (Oil & Gas)	2,460	49,520
Parametric Technology Corp.* (Software)	6,150	102,520
PAREXEL International Corp.* (Commercial Services)	2,952	77,667
Parker Drilling Co.* (Oil & Gas)	6,150	61,561
PC-Tel, Inc. (Internet)	4,674	44,824
PDL BioPharma, Inc. (Biotechnology)	5,904	62,700
Peet’s Coffee & Tea, Inc.* (Beverages)	2,706	53,633
Penn Virginia Corp. (Oil & Gas)	1,722	129,873
Penson Worldwide, Inc.* (Diversified Financial Services)	2,214	26,457
PeopleSupport, Inc.* (Commercial Services)	3,690	31,365
Perficient, Inc.* (Internet)	2,706	26,140
Perini Corp.* (Engineering & Construction)	1,230	40,652
Perot Systems Corp.—Class A* (Computers)	4,182	62,772
PetMed Express, Inc.* (Pharmaceuticals)	3,198	39,176
PetroQuest Energy, Inc.* (Oil & Gas)	2,214	59,557
PharMerica Corp.* (Pharmaceuticals)	2,214	50,014
Phase Forward, Inc.* (Software)	2,706	48,627
PHH Corp.* (Commercial Services)	3,198	49,089
Phoenix Technologies, Ltd.* (Software)	4,182	46,002
Photon Dynamics, Inc.* (Electronics)	4,674	70,484
Pioneer Drilling Co.* (Oil & Gas)	3,198	60,154
Piper Jaffray* (Diversified Financial Services)	1,230	36,076
Plantronics, Inc. (Telecommunications)	2,706	60,398
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,706	88,243
Plexus Corp.* (Electronics)	2,460	68,093
PMC-Sierra, Inc.* (Semiconductors)	9,594	73,394
PNM Resources, Inc. (Electric)	4,920	58,843
Polaris Industries, Inc. (Leisure Time)	1,476	59,601
Polycom, Inc.* (Telecommunications)	4,674	113,859
PolyOne Corp.* (Chemicals)	5,166	36,007
Pool Corp. (Distribution/Wholesale)	3,198	56,796
Portland General Electric Co. (Electric)	4,674	105,258
Post Properties, Inc. (REIT)	2,214	65,866
Power Integrations, Inc.* (Semiconductors)	1,968	62,208
Powerwave Technologies, Inc.* (Telecommunications)	8,364	35,547
Premiere Global Services, Inc.* (Telecommunications)	4,182	60,974
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,198	34,091
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,214	35,136
Progress Software Corp.* (Software)	3,198	81,773
Prosperity Bancshares, Inc. (Banks)	2,952	78,907
Provident Financial Services, Inc. (Savings & Loans)	4,182	58,590
Provident New York Bancorp (Savings & Loans)	5,658	62,577
PSS World Medical, Inc.* (Healthcare-Products)	4,182	68,167
Psychiatric Solutions, Inc.* (Healthcare-Services)	2,460	93,086
Quest Resource Corp.* (Oil & Gas)	3,198	36,489
Quest Software, Inc.* (Software)	4,674	69,222
Quidel Corp.* (Healthcare-Products)	2,460	40,639
Quiksilver, Inc.* (Apparel)	6,150	60,393
Rackable Systems, Inc.* (Computers)	3,198	42,853
RadiSys Corp.* (Computers)	3,444	31,203
Radyne Corp.* (Telecommunications)	3,936	44,988
RAIT Financial Trust (REIT)	5,166	38,332
Ralcorp Holdings, Inc.* (Food)	1,722	85,136
RCN Corp.* (Telecommunications)	4,182	45,082
Realty Income Corp. (REIT)	5,166	117,578
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,706	37,018
Redwood Trust, Inc. (REIT)	1,722	39,244
Regal-Beloit Corp. (Hand/Machine Tools)	1,476	62,361
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,444	49,731
Regis Corp. (Retail)	2,460	64,821
Rent-A-Center, Inc.* (Commercial Services)	3,198	65,783
Resources Connection, Inc. (Commercial Services)	2,214	45,055
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	1,968	$44,595
Riverbed Technology, Inc.* (Computers)	3,198	43,877
Robbins & Myers, Inc. (Machinery-Diversified)	1,476	73,608
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,214	66,398
Rockwood Holdings Inc.* (Chemicals)	2,214	77,047
Rofin-Sinar Technologies, Inc.* (Electronics)	1,722	52,004
Rosetta Resources, Inc.* (Oil & Gas)	2,706	77,121
Royal Gold, Inc. (Mining)	2,706	84,860
RTI Biologics, Inc.* (Healthcare-Products)	4,674	40,898
RTI International Metals, Inc.* (Mining)	1,230	43,813
Ruddick Corp. (Food)	1,968	67,522
Rural Cellular Corp.—Class A* (Telecommunications)	1,230	54,747
S&T Bancorp, Inc. (Banks)	2,706	78,636
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,674	32,858
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,460	62,238
SAVVIS, Inc.* (Telecommunications)	2,706	34,934
School Specialty, Inc.* (Retail)	2,214	65,822
Schulman (A.), Inc. (Chemicals)	3,444	79,315
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,198	53,886
Sciele Pharma, Inc. (Pharmaceuticals)	2,460	47,601
Seabright Insurance Holdings* (Insurance)	3,936	56,993
Seattle Genetics, Inc.* (Biotechnology)	4,182	35,380
Selective Insurance Group, Inc. (Insurance)	3,198	59,994
Semtech Corp.* (Semiconductors)	4,674	65,763
Senior Housing Properties Trust (REIT)	5,412	105,696
Sensient Technologies Corp. (Chemicals)	2,706	76,201
Sequenom, Inc.* (Biotechnology)	3,690	58,892
Silgan Holdings, Inc. (Packaging & Containers)	1,476	74,892
Silicon Image, Inc.* (Semiconductors)	6,150	44,588
Sinclair Broadcast Group, Inc.—Class A (Media)	6,150	46,740
SkyWest, Inc. (Airlines)	4,182	52,902
Skyworks Solutions, Inc.* (Semiconductors)	7,380	72,841
Smart Balance, Inc.* (Food)	4,428	31,926
Solera Holdings, Inc.* (Software)	2,952	81,652
Solutia, Inc.* (Chemicals)	3,444	44,152
Sonic Corp.* (Retail)	4,674	69,175
SONICWALL, Inc.* (Internet)	4,920	31,734
Sonus Networks, Inc.* (Telecommunications)	9,594	32,811
Sotheby’s (Commercial Services)	3,198	84,331
Southwest Gas Corp. (Water)	5,166	51,763
Spartan Stores, Inc. (Food)	1,968	45,264
Starent Networks Corp.* (Software)	2,460	30,947
STEC, Inc.* (Computers)	2,952	30,317
Steinway Musical Instruments, Inc.* (Commercial Services)	1,722	45,461
STERIS Corp. (Healthcare-Products)	2,952	84,900
Sterling Bancorp (Banks)	3,690	44,096
Sterling Bancshares, Inc. (Banks)	8,610	78,265
Steven Madden, Ltd.* (Apparel)	2,214	40,693
Stewart Information Services Corp. (Insurance)	2,706	52,334
Stifel Financial Corp.* (Diversified Financial Services)	1,476	50,760
Stone Energy Corp.* (Oil & Gas)	984	64,855
Strategic Hotels & Resorts, Inc. (REIT)	6,888	64,541
Sun Communities, Inc. (REIT)	5,166	94,176
Sun Healthcare Group, Inc.* (Healthcare-Services)	3,198	42,821
Sunrise Assisted Living, Inc.* (Healthcare-Services)	2,214	49,771
Sunstone Hotel Investors, Inc. (REIT)	4,182	69,421
Superior Essex, Inc.* (Electrical Components & Equipment)	1,230	54,895
Superior Industries International, Inc. (Auto Parts & Equipment)	3,198	53,982
Superior Well Services, Inc.* (Oil & Gas Services)	1,476	46,804
Susquehanna Bancshares, Inc. (Banks)	5,412	74,090
SVB Financial Group* (Banks)	2,460	118,351
Swift Energy Co.* (Oil & Gas)	1,230	81,254
Switch & Data Facilities Co.* (Internet)	1,968	33,436
Sybase, Inc.* (Software)	3,690	108,560
Sykes Enterprises, Inc.* (Computers)	2,706	51,035
Synaptics, Inc.* (Computers)	1,230	46,408
Syniverse Holdings, Inc.* (Telecommunications)	2,460	39,852
T-3 Energy Services, Inc.* (Oil & Gas Services)	738	58,649
Take-Two Interactive Software, Inc.* (Software)	3,690	94,353
Tanger Factory Outlet Centers, Inc. (REIT)	2,214	79,549
Taser International, Inc.* (Electronics)	5,166	25,778
Team, Inc.* (Commercial Services)	1,230	42,214
Technitrol, Inc. (Electronics)	2,952	50,154
Tecumseh Products Co.—Class A* (Machinery-Diversified)	984	32,256
Tekelec* (Telecommunications)	4,920	72,373
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,476	72,014
TeleTech Holdings, Inc.* (Commercial Services)	2,952	58,922
Tempur-Pedic International, Inc. (Home Furnishings)	3,690	28,819
Tennant Co. (Machinery-Diversified)	1,476	44,383
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,198	43,269
Tercica, Inc.* (Biotechnology)	5,166	45,616
Tessera Technologies, Inc.* (Semiconductors)	2,706	44,297
Tetra Tech, Inc.* (Environmental Control)	2,952	66,774
Texas Capital Bancshares, Inc.* (Banks)	4,182	66,912
Texas Industries, Inc. (Building Materials)	738	41,424
The Cato Corp.—Class A (Retail)	2,952	42,036
The Children’s Place Retail Stores, Inc.* (Retail)	1,230	44,403
The Finish Line, Inc.—Class A* (Retail)	3,444	29,963
The Geo Group, Inc.* (Commercial Services)	2,706	60,885
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,968	44,910
The Gymboree Corp.* (Apparel)	1,230	49,286
The Hain Celestial Group, Inc.* (Food)	3,198	75,089
The Knot, Inc.* (Internet)	4,182	40,900
The Medicines Co.* (Pharmaceuticals)	3,198	63,384
The Men’s Wearhouse, Inc. (Retail)	2,706	44,081
The Pep Boys-Manny, Moe & Jack (Retail)	4,674	40,757
The Phoenix Cos., Inc. (Insurance)	7,380	56,162
The Ryland Group, Inc. (Home Builders)	2,214	48,287
The Spectranetics Corp.* (Healthcare-Products)	3,444	33,958
The Steak n Shake Co.* (Retail)	6,150	38,930
The Timberland Co.—Class A* (Apparel)	2,952	48,265
The TriZetto Group, Inc.* (Internet)	3,198	68,373
The Ultimate Software Group, Inc.* (Software)	1,476	52,590
The Warnaco Group, Inc.* (Apparel)	1,968	86,730
Theravance, Inc.* (Pharmaceuticals)	3,690	43,800
thinkorswim Group, Inc.* (Diversified Financial Services)	3,690	26,015
Thoratec Corp.* (Healthcare-Products)	3,690	64,169
THQ, Inc.* (Software)	3,444	69,775
Tibco Software, Inc.* (Internet)	9,840	75,276
Titan International, Inc. (Auto Parts & Equipment)	1,476	52,575
TiVo, Inc.* (Home Furnishings)	6,396	39,463
TNS, Inc.* (Commercial Services)	1,968	47,153
Toreador Resources Corp.* (Oil & Gas)	3,444	29,377
Town Sports International Holdings, Inc.* (Commercial Services)	3,690	34,465
Tractor Supply Co.* (Retail)	1,968	57,151
TradeStation Group, Inc.* (Diversified Financial Services)	4,182	42,447
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	1,968	66,105
Tredegar Corp. (Miscellaneous Manufacturing)	2,706	39,778
TreeHouse Foods, Inc.* (Food)	2,460	59,680
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	3,198	52,287
TriQuint Semiconductor, Inc.* (Semiconductors)	7,626	46,214

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

True Religion Apparel, Inc.* (Apparel)	1,230	$32,780
TrueBlue, Inc.* (Commercial Services)	3,198	42,246
TrustCo Bank Corp. NY (Banks)	7,872	58,410
Trustmark Corp. (Banks)	3,444	60,787
TTM Technologies, Inc.* (Electronics)	3,936	51,995
Tupperware Corp. (Household Products/Wares)	2,706	92,599
tw telecom, Inc.* (Telecommunications)	6,888	110,415
TXCO Resources, Inc.* (Oil & Gas)	3,690	43,394
U-Store-It Trust (REIT)	5,904	70,553
U.S. Physical Therapy, Inc.* (Healthcare-Services)	4,182	68,627
UAL Corp. (Airlines)	5,412	28,251
Ultratech Stepper, Inc.* (Semiconductors)	2,706	41,997
UMB Financial Corp. (Banks)	1,722	88,287
Under Armour, Inc.—Class A* (Retail)	1,722	44,152
Unisource Energy Corp. (Electric)	1,968	61,028
United America Indemnity, Ltd.—Class AADR* (Insurance)	3,444	46,046
United Natural Foods, Inc.* (Food)	2,706	52,713
United Online, Inc. (Internet)	3,936	39,478
United Therapeutics Corp.* (Pharmaceuticals)	984	96,186
Universal American Financial Corp.* (Insurance)	3,690	37,712
Universal Corp. (Agriculture)	1,230	55,621
Universal Health Realty Income Trust (REIT)	2,460	73,800
Universal Technical Institute, Inc.* (Commercial Services)	3,198	39,847
USA Mobility, Inc. (Telecommunications)	5,166	39,003
USEC, Inc.* (Mining)	5,412	32,905
UTStarcom, Inc.* (Telecommunications)	7,626	41,714
VAALCO Energy, Inc.* (Oil & Gas)	4,674	39,589
Vail Resorts, Inc.* (Entertainment)	1,722	73,753
Valassis Communications, Inc.* (Commercial Services)	2,952	36,959
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,690	63,136
ValueClick, Inc.* (Internet)	4,428	67,084
Varian, Inc.* (Electronics)	1,476	75,365
Veeco Instruments, Inc.* (Semiconductors)	3,198	51,424
Venoco, Inc.* (Oil & Gas)	1,476	34,258
VeriFone Holdings, Inc.* (Software)	3,690	44,096
Vignette Corp.* (Internet)	3,690	44,280
ViroPharma, Inc.* (Pharmaceuticals)	3,936	43,532
VistaPrint, Ltd. ADR* (Commercial Services)	2,460	65,830
Vital Images, Inc.* (Software)	3,198	39,783
VIVUS, Inc.* (Healthcare-Products)	5,166	34,509
Volcano Corp.* (Healthcare-Products)	3,198	39,016
Volcom, Inc.* (Apparel)	1,230	29,434
Volterra Semiconductor Corp.* (Semiconductors)	2,460	42,460
W-H Energy Services, Inc.* (Oil & Gas Services)	1,476	141,312
W.R. Grace & Co.* (Chemicals)	3,444	80,900
Wabtec Corp. (Machinery-Diversified)	1,968	95,684
Warren Resources, Inc.* (Oil & Gas)	4,428	65,003
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,722	91,077
Watts Water Technologies, Inc.—Class A (Electronics)	2,460	61,254
Websense, Inc.* (Internet)	2,952	49,712
Werner Enterprises, Inc. (Transportation)	3,936	73,131
West Coast Bancorp (Banks)	3,936	34,125
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,476	63,881
Westamerica Bancorp (Banks)	1,476	77,623
Westar Energy, Inc. (Electric)	5,412	116,412
Westfield Financial, Inc. (Banks)	5,166	46,752
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,722	75,441
Wind River Systems, Inc.* (Software)	4,674	50,900
Winn-Dixie Stores, Inc.* (Food)	2,952	47,291
WMS Industries, Inc.* (Leisure Time)	2,214	65,911
Wolverine World Wide, Inc. (Apparel)	2,460	65,608
Woodward Governor Co. (Electronics)	2,706	96,496
World Fuel Services Corp. (Retail)	1,968	43,178
World Wrestling Entertainment, Inc. (Entertainment)	4,182	64,696
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,690	75,645
Wright Express Corp.* (Commercial Services)	2,214	54,907
Wright Medical Group, Inc.* (Healthcare-Products)	2,706	76,877
XenoPort, Inc.* (Pharmaceuticals)	1,230	48,007
YRC Worldwide, Inc.* (Transportation)	3,444	51,212
Zenith National Insurance Corp. (Insurance)	1,968	69,195
Zoll Medical Corp.* (Healthcare-Products)	1,230	41,414
Zoltek Cos., Inc.* (Chemicals)	1,476	35,793
Zoran Corp.* (Semiconductors)	3,690	43,173

TOTAL COMMON STOCKS
(Cost $41,698,292)		42,674,912

Repurchase Agreements (17.1%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,234,124 (Collateralized by $2,168,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,280,773)	$2,234,000	2,234,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,522,089 (Collateralized by $1,536,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,554,121)	1,522,000	1,522,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,412,145 (Collateralized by $2,397,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,463,063)	2,412,000	2,412,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,568,161 (Collateralized by $2,609,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,623,897)	2,568,000	2,568,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,736,000)		8,736,000

TOTAL INVESTMENT SECURITIES
(Cost $50,434,292)—100.5%		51,410,912
Net other assets (liabilities)—(0.5)%		(268,437)

NET ASSETS—100.0%		$51,142,475

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,172,830)	17	$(45,711)

Swap Agreements
Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$ 264,901	$ (3,294)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	7,162,168	(84,040)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.3%
Agriculture	0.2%
Airlines	0.2%
Apparel	1.4%
Auto Parts & Equipment	1.0%
Banks	3.5%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	1.7%
Coal	0.2%
Commercial Services	5.4%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.4%
Electric	1.9%
Electrical Components & Equipment	1.1%
Electronics	2.3%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare-Products	4.0%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.7%
Internet	2.8%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	1.8%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Mining	1.0%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	4.4%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.9%
REIT	4.6%
Real Estate	0.2%
Retail	4.3%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Water	0.4%
Other**	16.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $41,698,292)	$42,674,912
Repurchase agreements, at cost	8,736,000

Total Investment Securities	51,410,912
Cash	7,619,404
Segregated cash balances with brokers for futures contracts	86,360
Dividends and interest receivable	50,712
Receivable for capital shares issued	2,486
Receivable for investments sold	41,911
Prepaid expenses	382

Total Assets	59,212,167

Liabilities:
Payable for investments purchased	7,754,578
Payable for capital shares redeemed	53,138
Unrealized loss on swap agreements	87,334
Variation margin on futures contracts	12,410
Advisory fees payable	36,292
Management services fees payable	4,839
Administration fees payable	1,591
Administrative services fees payable	37,554
Distribution fees payable	37,569
Trustee fees payable	4
Transfer agency fees payable	4,159
Fund accounting fees payable	2,715
Compliance services fees payable	550
Other accrued expenses	36,959

Total Liabilities	8,069,692

Net Assets	$51,142,475

Net Assets consist of:
Capital	$46,821,795
Accumulated net investment income (loss)	219,059
Accumulated net realized gains (losses) on investments	3,258,046
Net unrealized appreciation (depreciation) on investments	843,575

Net Assets	$51,142,475

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,836,025

Net Asset Value (offering and redemption price per share)	$27.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$502,322
Interest	51,579

Total Investment Income	553,901

Expenses:
Advisory fees	221,361
Management services fees	44,273
Administration fees	10,517
Transfer agency fees	12,813
Administrative services fees	73,727
Distribution fees	73,787
Custody fees	6,599
Fund accounting fees	20,335
Trustee fees	557
Compliance services fees	240
Other fees	30,663

Total Gross Expenses before reductions	494,872
Less Expenses reduced by the Advisor	(14,757)

Total Net Expenses	480,115

Net Investment Income (Loss)	73,786

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(552,062)
Net realized gains (losses) on futures contracts	(161,919)
Net realized gains (losses) on swap agreements	(516,095)
Change in net unrealized appreciation/depreciation on investments	(5,232,388)

Net Realized and Unrealized Gains (Losses) on Investments	(6,462,464)

Change in Net Assets Resulting from Operations	$(6,388,678)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2008 (unaudited)	For the year ended December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$73,786	$145,273
Net realized gains (losses) on investments	(1,230,076)	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,232,388)	(8,054,073)

Change in net assets resulting from operations	(6,388,678)	(2,634,158)

Distributions to Shareholders From:
Net investment income	—	(574,522)
Net realized gains on investments	—	(11,157,328)

Change in net assets resulting from distributions	—	(11,731,850)

Capital Transactions:
Proceeds from shares issued	26,327,627	138,953,543
Dividends reinvested	—	11,731,850
Value of shares redeemed	(37,321,832)	(187,741,651)

Change in net assets resulting from capital transactions	(10,994,205)	(37,056,258)

Change in net assets	(17,382,883)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$51,142,475	$68,525,358

Accumulated net investment income (loss)	$219,059	$145,273

Share Transactions:
Issued	914,346	3,884,892
Reinvested	—	377,837
Redeemed	(1,309,817)	(5,251,852)

Change in shares	(395,471)	(989,123)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.71		$37.24	$32.95	$35.93	$31.62	$22.15

Investment Activities:
Net investment income (loss)(a)	0.04		0.06	0.17	— (b)	(0.14)	(0.14)
Net realized and unrealized gains (losses) on investments	(2.90)		(0.82)	4.65	1.04	5.37	9.61

Total income (loss) from investment activities	(2.86)		(0.76)	4.82	1.04	5.23	9.47

Distributions to Shareholders From:
Net investment income	—		(0.28)	—	—	—	—
Net realized gains on investments	—		(5.49)	(0.53)	(4.02)	(0.92)	—

Total distributions	—		(5.77)	(0.53)	(4.02)	(0.92)	—

Net Asset Value, End of Period	$27.85		$30.71	$37.24	$32.95	$35.93	$31.62

Total Return	(9.31	)%(c)	(2.21)%	14.75%	2.81%	16.74%	42.75%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.61%	1.59%	1.60%	1.61%	1.73%
Net expenses(d)	1.63%		1.56%	1.55%	1.60%	1.61%	1.73%
Net investment income (loss)(d)	0.25%		0.15%	0.47%	(0.01)%	(0.44)%	(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$51,142		$68,525	$119,948	$117,108	$147,828	$127,335
Portfolio turnover rate(e)	33	%(c)	40%	53%	67%	161%	189%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	21%
Consumer Non-Cyclical	17%
Technology	15%
Energy	13%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	6%

PROFUNDS VP ProFund VP Dow 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (103.1%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $46,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $48,393)	$46,000	$46,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $48,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $48,566)	46,000	46,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $50,000 of various U.S. Government Agency Obligations, 4.75%–5.00%, 9/15/08–4/24/09, market value $51,117)	46,000	46,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $44,003 (Collateralized by $46,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $46,901)	44,000	44,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $46,002 (Collateralized by $46,098 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $46,920)	46,000	46,000

TOTAL REPURCHASE AGREEMENTS
(Cost $228,000)		228,000

TOTAL INVESTMENT SECURITIES
(Cost $228,000)—103.1%		228,000
Net other assets (liabilities)—(3.1)%		(6,943)

NET ASSETS—100.0%		$221,057

+ All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 7/28/08	$220,283	$21

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$228,000
Cash	568
Dividends and interest receivable	138
Unrealized gain on swap agreements	21
Prepaid expenses	10

Total Assets	228,737

Liabilities:
Advisory fees payable	2,224
Management services fees payable	297
Administration fees payable	97
Administrative services fees payable	5
Distribution fees payable	1,147
Transfer agency fees payable	191
Fund accounting fees payable	165
Compliance services fees payable	26
Other accrued expenses	3,528

Total Liabilities	7,680

Net Assets	$221,057

Net Assets consist of:
Capital	$445,311
Accumulated net investment income (loss)	208,416
Accumulated net realized gains (losses) on investments	(432,691)
Net unrealized appreciation (depreciation) on investments	21

Net Assets	$221,057

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,723

Net Asset Value (offering and redemption price per share)	$32.88

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$37,425
Dividends	5,541

Total Investment Income	42,966

Expenses:
Advisory fees	10,580
Management services fees	2,116
Administration fees	463
Transfer agency fees	558
Administrative services fees	66
Distribution fees	3,527
Custody fees	3,218
Fund accounting fees	763
Trustee fees	27
Other fees	1,379
Recoupment of prior expenses reduced by the Advisor	246

Total Gross Expenses before reductions	22,943
Less Expenses reduced by the Advisor	(705)

Total Net Expenses	22,238

Net Investment Income (Loss)	20,728

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	123,867
Net realized gains (losses) on futures contracts	(195,036)
Net realized gains (losses) on swap agreements	(670,051)
Change in net unrealized appreciation/depreciation on investments	4,113

Net Realized and Unrealized Gains (Losses) on Investments	(737,107)

Change in Net Assets Resulting from Operations	$(716,379)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30
Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$20,728	$187,688
Net realized gains (losses) on investments	(741,220)	521,384
Change in net unrealized appreciation/depreciation on investments	4,113	(17,006)

Change in net assets resulting from operations	(716,379)	692,066

Distributions to Shareholders From:
Net investment income	—	(65,278)

Change in net assets resulting from distributions	—	(65,278)

Capital Transactions:
Proceeds from shares issued	208,494,489	614,801,268

Dividends reinvested	—	65,278
Value of shares redeemed	(208,072,042)	(621,010,798)

Change in net assets resulting from capital transactions	422,447	(6,144,252)

Change in net assets	(293,932)	(5,517,464)
Net Assets:
Beginning of period	514,989	6,032,453

End of period	$221,057	$514,989

Accumulated net investment income (loss)	$208,416	$187,688

Share Transactions:
Issued	5,769,104	16,782,180
Reinvested	—	1,749
Redeemed	(5,775,723)	(16,946,661)

Change in shares	(6,619)	(162,732)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the period May 1, 2006 through Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$38.60		$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	0.26		1.20	0.67
Net realized and unrealized gains (losses) on investments	(5.98)		3.23	3.59

Total income (loss) from investment activities	(5.72)		4.43	4.26

Distributions to Shareholders From:
Net investment income	—		(0.09)	—

Net Asset Value, End of Period	$32.88		$38.60	$34.26

Total Return	(14.82	)%(c)	12.94%	14.20	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.39%	1.69%
Net expenses(d)	1.58%		1.34%	1.63%
Net investment income (loss)(d)	1.47%		3.27%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$221		$515	$6,032
Portfolio turnover rate(e)	2,878	%(c)	40,865%	6,548	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	13.1%
Microsoft Corp.	5.6%
Qualcomm, Inc.	5.5%
Google, Inc.—Class A	4.9%
Research In Motion, Ltd.	4.2%

NASDAQ-100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP ProFund VP NASDAQ-100	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks (99.5%)
	Shares	Value

Activision, Inc.* (Software)	6,210	$211,575
Adobe Systems, Inc.* (Software)	12,150	478,588
Akamai Technologies, Inc.* (Internet)	3,780	131,506
Altera Corp. (Semiconductors)	9,900	204,930
Amazon.com, Inc.* (Internet)	6,480	475,178
Amgen, Inc.* (Biotechnology)	11,880	560,261
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,060	77,693
Apollo Group, Inc.—Class A* (Commercial Services)	3,960	175,270
Apple Computer, Inc.* (Computers)	28,800	4,822,272
Applied Materials, Inc. (Semiconductors)	16,380	312,694
Autodesk, Inc.* (Software)	5,490	185,617
Baidu.com, Inc.ADR* (Internet)	630	197,165
Bed Bath & Beyond, Inc.* (Retail)	8,190	230,139
Biogen Idec, Inc.* (Biotechnology)	7,380	412,468
Broadcom Corp.—Class A* (Semiconductors)	9,540	260,347
C.H. Robinson Worldwide, Inc. (Transportation)	3,960	217,166
CA, Inc. (Software)	11,520	265,997
Cadence Design Systems, Inc.* (Computers)	6,300	63,630
Celgene Corp.* (Biotechnology)	10,080	643,810
Cephalon, Inc.* (Pharmaceuticals)	1,530	102,036
Check Point Software Technologies, Ltd.ADR* (Internet)	5,040	119,297
Cintas Corp. (Textiles)	4,320	114,523
Cisco Systems, Inc.* (Telecommunications)	49,320	1,147,183
Citrix Systems, Inc.* (Software)	5,130	150,873
Cognizant Technology Solutions Corp.* (Computers)	6,570	213,591
Comcast Corp.—Special Class A (Media)	33,390	633,408
Costco Wholesale Corp. (Retail)	5,310	372,443
Dell, Inc.* (Computers)	17,370	380,056
DENTSPLY International, Inc. (Healthcare-Products)	3,330	122,544
DIRECTV Group, Inc.* (Media)	19,530	506,022
Discovery Holding Co.—Class A* (Media)	5,580	122,537
DISH Network Corp.—Class A* (Media)	5,130	150,206
eBay, Inc.* (Internet)	22,950	627,223
Electronic Arts, Inc.* (Software)	7,470	331,892
Expedia, Inc.* (Internet)	6,570	120,757
Expeditors International of Washington, Inc. (Transportation)	4,860	208,980
Express Scripts, Inc.* (Pharmaceuticals)	5,220	327,398
Fastenal Co. (Distribution/Wholesale)	3,330	143,723
Fiserv, Inc.* (Software)	4,770	216,415
Flextronics International, Ltd.ADR* (Electronics)	21,240	199,656
Focus Media Holding, Ltd.ADR* (Advertising)	2,520	69,854
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	3,510	256,757
Garmin, Ltd.ADR (Electronics)	4,680	200,491
Genzyme Corp.* (Biotechnology)	7,830	563,917
Gilead Sciences, Inc.* (Pharmaceuticals)	21,240	1,124,658
Google, Inc.—Class A* (Internet)	3,420	1,800,356
Hansen Natural Corp.* (Beverages)	2,160	62,251
Henry Schein, Inc.* (Healthcare-Products)	2,070	106,750
Hologic, Inc.* (Healthcare-Products)	6,300	137,340
IAC/InterActiveCorp* (Internet)	6,750	130,140
Infosys Technologies, Ltd.ADR (Software)	2,610	113,431
Intel Corp. (Semiconductors)	46,890	1,007,197
Intuit, Inc.* (Software)	9,450	260,537
Intuitive Surgical, Inc.* (Healthcare-Products)	900	242,460
Joy Global, Inc. (Machinery-Construction & Mining)	2,520	191,092
Juniper Networks, Inc.* (Telecommunications)	8,100	179,658
KLA-Tencor Corp. (Semiconductors)	4,860	197,851
Lam Research Corp.* (Semiconductors)	3,060	110,619
Lamar Advertising Co.* (Advertising)	1,710	61,611
Leap Wireless International, Inc.* (Telecommunications)	1,620	69,935
Level 3 Communications, Inc.* (Telecommunications)	35,370	104,342
Liberty Global, Inc.—Class A* (Media)	3,780	118,805
Liberty Media Holding Corp.—Interactive Series A* (Internet)	12,690	187,304
Linear Technology Corp. (Semiconductors)	6,930	225,710
Logitech International SAADR* (Computers)	4,140	110,952
Marvell Technology Group, Ltd.ADR* (Semiconductors)	13,500	238,410
Microchip Technology, Inc. (Semiconductors)	3,600	109,944
Microsoft Corp. (Software)	74,970	2,062,425
Millicom International Cellular SAADR (Telecommunications)	2,430	251,505
Monster Worldwide, Inc.* (Internet)	2,970	61,212
NetApp, Inc.* (Computers)	8,370	181,294
NII Holdings, Inc.—Class B* (Telecommunications)	3,780	179,512
NVIDIA Corp.* (Semiconductors)	12,780	239,242

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP NASDAQ-100	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Oracle Corp.* (Software)	50,220	$1,054,620
PACCAR, Inc. (Auto Manufacturers)	9,540	399,058
Patterson Cos., Inc.* (Healthcare-Products)	2,880	84,643
Paychex, Inc. (Commercial Services)	8,010	250,553
PetSmart, Inc. (Retail)	2,970	59,252
Qualcomm, Inc. (Telecommunications)	45,630	2,024,603
Research In Motion, Ltd.ADR* (Computers)	13,230	1,546,587
Ryanair Holdings PLCADR* (Airlines)	2,700	77,409
SanDisk Corp.* (Computers)	4,860	90,882
Sears Holdings Corp.* (Retail)	3,240	238,658
Sigma-Aldrich Corp. (Chemicals)	2,880	155,117
Sirius Satellite Radio, Inc.* (Media)	37,980	72,922
Staples, Inc. (Retail)	11,070	262,912
Starbucks Corp.* (Retail)	23,670	372,566
Steel Dynamics, Inc. (Iron/Steel)	4,590	179,331
Stericycle, Inc.* (Environmental Control)	2,160	111,672
Sun Microsystems, Inc.* (Computers)	7,920	86,170
Symantec Corp.* (Internet)	20,520	397,062
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	14,760	676,008
UAL Corp. (Airlines)	2,790	14,564
VeriSign, Inc.* (Internet)	4,320	163,296
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,420	114,467
Virgin Media, Inc. (Telecommunications)	8,370	113,916
Whole Foods Market, Inc. (Food)	3,240	76,756
Wynn Resorts, Ltd. (Lodging)	2,880	234,288
Xilinx, Inc. (Semiconductors)	8,640	218,160
Yahoo!, Inc.* (Internet)	15,300	316,098

TOTAL COMMON STOCKS
(Cost $16,946,361)		36,586,201

Repurchase Agreements (2.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $221,012 (Collateralized by $215,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $226,184)	$221,000	221,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $151,009 (Collateralized by $153,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $154,805)	151,000	151,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $239,014 (Collateralized by $240,000 Federal Home Loan Bank Securities, 4.75%, 4/24/09, market value $245,642)	239,000	239,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $255,016 (Collateralized by $256,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $261,013)	255,000	255,000

TOTAL REPURCHASE AGREEMENTS
(Cost $866,000)		866,000

TOTAL INVESTMENT SECURITIES
(Cost $17,812,361)—101.9%		37,452,201
Net other assets (liabilities)—(1.9)%		(702,869)

NET ASSETS—100.0%		$36,749,332

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $184,325)	5	$(2,144)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.4%
Airlines	0.2%
Auto Manufacturers	1.1%
Beverages	0.2%
Biotechnology	6.2%
Chemicals	0.4%
Commercial Services	1.2%
Computers	20.3%
Distribution/Wholesale	0.4%
Electronics	1.0%
Engineering & Construction	0.7%
Environmental Control	0.3%
Food	0.2%
Healthcare-Products	1.9%
Internet	12.9%
Iron/Steel	0.5%
Lodging	0.6%
Machinery-Construction & Mining	0.5%
Media	4.3%
Pharmaceuticals	6.3%
Retail	4.2%
Semiconductors	8.6%
Software	14.5%
Telecommunications	11.1%
Textiles	0.3%
Transportation	1.2%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $16,946,361)	$36,586,201
Repurchase agreements, at cost	866,000

Total Investment Securities	37,452,201
Cash	504
Segregated cash balances with brokers for futures contracts	68,125
Dividends and interest receivable	2,472
Prepaid expenses	271

Total Assets	37,523,573

Liabilities:
Payable for capital shares redeemed	669,372
Variation margin on futures contracts	10,350
Advisory fees payable	29,686
Management services fees payable	3,958
Administration fees payable	1,576
Administrative services fees payable	19,174
Distribution fees payable	15,265
Trustee fees payable	4
Transfer agency fees payable	4,962
Fund accounting fees payable	2,690
Compliance services fees payable	504
Other accrued expenses	16,700

Total Liabilities	774,241

Net Assets	$36,749,332

Net Assets consist of:
Capital	$51,083,467
Accumulated net investment income (loss)	(328,690)
Accumulated net realized gains (losses) on investments	(33,643,141)
Net unrealized appreciation (depreciation) on investments	19,637,696

Net Assets	$36,749,332

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,250,342

Net Asset Value (offering and redemption price per share)	$16.33

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$184,714
Interest	12,912

Total Investment Income	197,626

Expenses:
Advisory fees	242,170
Management services fees	48,434
Administration fees	8,582
Transfer agency fees	10,604
Administrative services fees	109,990
Distribution fees	80,723
Custody fees	7,106
Fund accounting fees	14,888
Trustee fees	479
Other fees	29,180

Total Gross Expenses before reductions	552,156
Less Expenses reduced by the Advisor	(25,840)

Total Net Expenses	526,316

Net Investment Income (Loss)	(328,690)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,751,050
Net realized gains (losses) on futures contracts	(365,776)
Change in net unrealized appreciation/depreciation on investments	(13,802,320)

Net Realized and Unrealized Gains (Losses) on Investments	(10,417,046)

Change in Net Assets Resulting from Operations	$(10,745,736)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP NASDAQ-100
Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(328,690)	$(649,515)
Net realized gains (losses) on investments	3,385,274	4,071,177
Change in net unrealized appreciation/depreciation on investments	(13,802,320)	5,167,689

Change in net assets resulting from operations	(10,745,736)	8,589,351

Capital Transactions:
Proceeds from shares issued	141,349,632	516,670,298
Value of shares redeemed	(203,801,567)	(489,101,529)

Change in net assets resulting from capital transactions	(62,451,935)	27,568,769

Change in net assets	(73,197,671)	36,158,120
Net Assets:
Beginning of period	109,947,003	73,788,883

End of period	$36,749,332	$109,947,003

Accumulated net investment income (loss)	$(328,690)	$—

Share Transactions:
Issued	8,438,769	28,930,958
Redeemed	(12,092,090)	(27,689,735)

Change in shares	(3,653,321)	1,241,223

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$18.62		$15.83	$15.01	$16.45	$15.79	$10.76

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.12)	(0.16)	(0.18)	(0.12)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.20)		2.91	0.98	0.18	1.42	5.25

Total income (loss) from investment activities	(2.29)		2.79	0.82	—	1.30	5.03

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(1.44)	(0.64)	—

Net Asset Value, End of Period	$16.33		$18.62	$15.83	$15.01	$16.45	$15.79

Total Return	(12.30	)%(b)	17.62%	5.46%	0.18%	8.53%	46.75%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.69%	1.73%	1.84%	1.87%	1.95%
Net expenses(c)	1.63%		1.63%	1.70%	1.84%	1.87%	1.95%
Net investment income (loss)(c)	(1.02)%		(0.68)%	(1.05)%	(1.21)%	(0.75)%	(1.68)%

Supplemental Data:
Net assets, end of period (000’s)	$36,749		$109,947	$73,789	$90,330	$157,144	$154,003
Portfolio turnover rate(d)	192	%(b)	336%	258%	387%	540%	510%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	5.2%
AT&T, Inc.	3.9%
Pfizer, Inc.	2.3%
J.P. Morgan Chase & Co.	2.3%
Bank of America Corp.	2.0%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	25%
Consumer Non-Cyclical	18%
Industrial	15%
Communications	12%
Utilities	8%
Consumer Cyclical	6%
Energy	6%
Technology	6%
Basic Materials	4%

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.9%)
	Shares	Value

3M Co.(^) (Miscellaneous Manufacturing)	1,518	$105,638
Abbott Laboratories (Pharmaceuticals)	6,072	321,634
ACE, Ltd.ADR (Insurance)	2,530	139,378
Advanced Micro Devices, Inc.* (Semiconductors)	3,542	20,650
Aetna, Inc. (Healthcare-Services)	1,771	71,779
Affiliated Computer Services, Inc.—Class A* (Computers)	253	13,533
AFLAC, Inc. (Insurance)	1,265	79,442
Agilent Technologies, Inc.* (Electronics)	2,277	80,925
Air Products & Chemicals, Inc. (Chemicals)	1,012	100,046
AK Steel Holding Corp. (Iron/Steel)	506	34,914
Alcoa, Inc. (Mining)	6,578	234,308
Allegheny Energy, Inc. (Electric)	1,012	50,711
Allegheny Technologies, Inc. (Iron/Steel)	506	29,996
Allergan, Inc. (Pharmaceuticals)	759	39,506
Allied Waste Industries, Inc.* (Environmental Control)	2,277	28,736
Allstate Corp. (Insurance)	4,554	207,617
Altera Corp. (Semiconductors)	1,012	20,948
Altria Group, Inc. (Agriculture)	16,445	338,109
Ameren Corp. (Electric)	1,518	64,105
American Capital Strategies, Ltd. (Investment Companies)	1,518	36,083
American Electric Power, Inc. (Electric)	3,036	122,138
American International Group, Inc. (Insurance)	10,879	287,858
American Tower Corp.* (Telecommunications)	2,277	96,203
Ameriprise Financial, Inc. (Diversified Financial Services)	1,771	72,027
AmerisourceBergen Corp. (Pharmaceuticals)	1,265	50,587
Anadarko Petroleum Corp. (Oil & Gas)	1,771	132,542
Analog Devices, Inc. (Semiconductors)	1,265	40,189
AON Corp. (Insurance)	1,265	58,114
Apartment Investment and Management Co.—Class A (REIT)	759	25,852
Applera Corp.—Applied Biosystems Group (Electronics)	506	16,941
Applied Materials, Inc. (Semiconductors)	7,084	135,234
Archer-Daniels-Midland Co. (Agriculture)	2,783	93,926
Ashland, Inc. (Chemicals)	506	24,389
Assurant, Inc. (Insurance)	759	50,064
AT&T, Inc. (Telecommunications)	47,311	1,593,908
Automatic Data Processing, Inc. (Software)	2,024	84,806
AutoNation, Inc.* (Retail)	1,012	10,140
Avalonbay Communities, Inc. (REIT)	506	45,115
Avery Dennison Corp. (Household Products/Wares)	759	33,343
Bank of America Corp. (Banks)	34,661	827,358
Bank of New York Mellon Corp. (Banks)	8,855	334,985
Baxter International, Inc. (Healthcare-Products)	2,024	129,415
BB&T Corp. (Banks)	4,301	97,934
Bemis Co., Inc. (Packaging & Containers)	759	17,017
Big Lots, Inc.* (Retail)	759	23,711
Boeing Co. (Aerospace/Defense)	3,289	216,153
Boston Properties, Inc. (REIT)	1,012	91,303
Boston Scientific Corp.* (Healthcare-Products)	4,301	52,859
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,433	316,839
Broadcom Corp.—Class A* (Semiconductors)	2,024	55,235
Brown-Forman Corp. (Beverages)	253	19,119
Burlington Northern Santa Fe Corp. (Transportation)	1,265	126,361
CA, Inc. (Software)	2,024	46,734
Capital One Financial Corp. (Diversified Financial Services)	3,036	115,398
Cardinal Health, Inc. (Pharmaceuticals)	2,783	143,547
Carnival Corp.—Class AADR (Leisure Time)	3,289	108,405
CBS Corp.—Class B (Media)	5,313	103,550
CenterPoint Energy, Inc. (Electric)	2,530	40,607
Centex Corp. (Home Builders)	1,012	13,530
CenturyTel, Inc. (Telecommunications)	759	27,013
ChevronTexaco Corp. (Oil & Gas)	7,084	702,237
Chubb Corp. (Insurance)	3,036	148,794
Ciena Corp.* (Telecommunications)	759	17,586
CIGNA Corp. (Insurance)	1,012	35,815
Cincinnati Financial Corp. (Insurance)	1,265	32,131
Cintas Corp. (Textiles)	506	13,414
CIT Group, Inc. (Diversified Financial Services)	1,518	10,338
Citigroup, Inc. (Diversified Financial Services)	40,986	686,925
Citizens Communications Co. (Telecommunications)	2,530	28,690
Clear Channel Communications, Inc. (Media)	3,795	133,584
CMS Energy Corp. (Electric)	1,771	26,388
Coca-Cola Co. (Beverages)	6,578	341,924
Coca-Cola Enterprises, Inc. (Beverages)	2,277	39,392
Comcast Corp.—Special Class A (Media)	24,035	455,944
Comerica, Inc. (Banks)	1,265	32,422

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Computer Sciences Corp.* (Computers)	1,265	$59,253
Compuware Corp.* (Software)	1,265	12,068
ConAgra Foods, Inc. (Food)	3,795	73,168
Consolidated Edison, Inc. (Electric)	2,024	79,118
Constellation Brands, Inc.* (Beverages)	759	15,074
Convergys Corp.* (Commercial Services)	1,012	15,038
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	759	29,981
Corning, Inc. (Telecommunications)	9,108	209,939
Costco Wholesale Corp. (Retail)	1,771	124,218
Covidien, Ltd.ADR (Healthcare-Products)	3,795	181,743
CSX Corp. (Transportation)	3,289	206,582
CVS Corp. (Retail)	4,301	170,191
D.R. Horton, Inc. (Home Builders)	2,277	24,705
Dean Foods Co.* (Food)	1,012	19,855
Deere & Co. (Machinery-Diversified)	1,265	91,244
Developers Diversified Realty Corp. (REIT)	1,012	35,127
Dillards, Inc.—Class A (Retail)	506	5,854
DIRECTV Group, Inc.* (Media)	3,289	85,218
Discover Financial Services (Diversified Financial Services)	1,771	23,324
Dominion Resources, Inc. (Electric)	4,554	216,269
Dover Corp. (Miscellaneous Manufacturing)	1,518	73,426
DTE Energy Co. (Electric)	1,265	53,687
Du Pont (Chemicals)	7,084	303,833
Duke Energy Corp. (Electric)	9,867	171,488
Dynegy, Inc.—Class A* (Electric)	3,795	32,447
E* TRADE Financial Corp.* (Diversified Financial Services)	3,289	10,327
Eastman Chemical Co. (Chemicals)	253	17,422
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,277	32,857
Eaton Corp. (Miscellaneous Manufacturing)	759	64,492
Edison International (Electric)	2,530	129,991
El Paso Corp. (Pipelines)	5,566	121,005
Electronic Data Systems Corp. (Computers)	4,048	99,743
Eli Lilly & Co. (Pharmaceuticals)	5,060	233,570
Embarq Corp. (Telecommunications)	1,265	59,797
EMC Corp.* (Computers)	8,602	126,363
Emerson Electric Co. (Electrical Components & Equipment)	3,289	162,641
Ensco International, Inc. (Oil & Gas)	506	40,854
Entergy Corp. (Electric)	1,518	182,889
Equity Residential Properties Trust (REIT)	2,024	77,458
Exelon Corp. (Electric)	5,060	455,198
Family Dollar Stores, Inc. (Retail)	506	10,090
Fannie Mae (Diversified Financial Services)	4,554	88,849
FedEx Corp. (Transportation)	1,012	79,735
Fidelity National Information Services, Inc. (Software)	506	18,676
Fifth Third Bancorp (Banks)	4,048	41,209
First Horizon National Corp. (Banks)	1,012	7,519
FirstEnergy Corp. (Electric)	2,277	187,465
Fluor Corp. (Engineering & Construction)	253	47,078
Ford Motor Co.* (Auto Manufacturers)	17,457	83,968
Fortune Brands, Inc. (Household Products/Wares)	506	31,579
FPL Group, Inc. (Electric)	3,289	215,693
Freddie Mac (Diversified Financial Services)	5,060	82,984
Gannett Co., Inc. (Media)	1,771	38,378
General Electric Co. (Miscellaneous Manufacturing)	78,430	2,093,297
General Growth Properties, Inc. (REIT)	2,024	70,901
General Mills, Inc. (Food)	1,518	92,249
General Motors Corp. (Auto Manufacturers)	4,301	49,462
Genuine Parts Co. (Distribution/Wholesale)	1,265	50,195
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,542	63,083
Goodrich Corp. (Aerospace/Defense)	506	24,015
Hartford Financial Services Group, Inc. (Insurance)	2,530	163,362
Hasbro, Inc. (Toys/Games/Hobbies)	1,265	45,186
HCP, Inc. (REIT)	1,518	48,288
Heinz (H.J.) Co. (Food)	2,530	121,060
Hercules, Inc. (Chemicals)	506	8,567
Hess Corp. (Oil & Gas)	1,012	127,704
Hewlett-Packard Co. (Computers)	10,626	469,775
Home Depot, Inc. (Retail)	6,578	154,057
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,795	190,813
Host Marriott Corp. (REIT)	4,048	55,255
Hudson City Bancorp, Inc. (Savings & Loans)	2,024	33,760
Humana, Inc.* (Healthcare-Services)	506	20,124
Huntington Bancshares, Inc. (Banks)	2,783	16,058
IAC/InterActiveCorp* (Internet)	1,518	29,267
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,518	72,120
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,265	47,349
Integrys Energy Group, Inc. (Electric)	506	25,720
Intel Corp. (Semiconductors)	19,734	423,886
International Business Machines Corp. (Computers)	3,036	359,857
International Flavors & Fragrances, Inc. (Chemicals)	253	9,882
International Paper Co. (Forest Products & Paper)	3,289	76,634
Interpublic Group of Cos., Inc.* (Advertising)	3,795	32,637
J.C. Penney Co., Inc. (Retail)	1,771	64,270
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,818	920,126
Jabil Circuit, Inc. (Electronics)	1,518	24,910
Janus Capital Group, Inc. (Diversified Financial Services)	759	20,091
JDS Uniphase Corp.* (Telecommunications)	1,265	14,370
Johnson Controls, Inc. (Auto Parts & Equipment)	2,277	65,304
Jones Apparel Group, Inc. (Apparel)	759	10,436
Juniper Networks, Inc.* (Telecommunications)	2,024	44,892
KB Home (Home Builders)	506	8,567
KeyCorp (Banks)	3,036	33,335
Kimberly-Clark Corp. (Household Products/Wares)	1,771	105,870
Kimco Realty Corp. (REIT)	2,024	69,868
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,024	21,191
KLA-Tencor Corp. (Semiconductors)	759	30,899
Kraft Foods, Inc. (Food)	12,144	345,497
Kroger Co. (Food)	5,313	153,386
Legg Mason, Inc. (Diversified Financial Services)	506	22,046
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,265	21,214
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,313	105,251
Lennar Corp.—Class A (Home Builders)	1,012	12,488
Limited, Inc. (Retail)	2,530	42,631
Lincoln National Corp. (Insurance)	2,024	91,728
Linear Technology Corp. (Semiconductors)	759	24,721
Liz Claiborne, Inc. (Apparel)	759	10,740
Loews Corp. (Insurance)	3,542	166,120
Lorillard, Inc.* (Agriculture)	759	52,492
LSI Logic Corp.* (Semiconductors)	5,566	34,175
M&T Bank Corp. (Banks)	506	35,693
Macy’s, Inc. (Retail)	3,289	63,872
Manitowoc Co. (Machinery-Diversified)	253	8,230
Marathon Oil Corp. (Oil & Gas)	2,277	118,108
Marriott International, Inc.—Class A (Lodging)	1,012	26,555
Marsh & McLennan Cos., Inc. (Insurance)	4,048	107,474
Marshall & Ilsley Corp. (Banks)	2,024	31,028
Masco Corp. (Building Materials)	2,783	43,777
Massey Energy Co. (Coal)	506	47,438

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Mattel, Inc. (Toys/Games/Hobbies)	2,783	$47,645
MBIA, Inc. (Insurance)	1,771	7,775
McCormick & Co., Inc. (Food)	506	18,044
McDonald’s Corp. (Retail)	4,807	270,250
McKesson Corp. (Commercial Services)	2,277	127,307
MeadWestvaco Corp. (Forest Products & Paper)	1,518	36,189
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,530	119,416
Merck & Co., Inc. (Pharmaceuticals)	11,132	419,565
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,590	240,679
MetLife, Inc. (Insurance)	5,819	307,069
MGIC Investment Corp. (Insurance)	253	1,546
Microchip Technology, Inc. (Semiconductors)	1,771	54,086
Micron Technology, Inc.* (Semiconductors)	5,819	34,914
Millipore Corp.* (Biotechnology)	253	17,169
Molex, Inc. (Electrical Components & Equipment)	1,012	24,703
Molson Coors Brewing Co.—Class B (Beverages)	1,012	54,982
Monsanto Co. (Agriculture)	2,024	255,915
Monster Worldwide, Inc.* (Internet)	759	15,643
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,349	301,148
Mylan Laboratories, Inc.* (Pharmaceuticals)	759	9,161
Nabors Industries, Ltd.ADR* (Oil & Gas)	506	24,910
National City Corp. (Banks)	5,060	24,136
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,012	89,785
Newell Rubbermaid, Inc. (Housewares)	2,277	38,231
Newmont Mining Corp. (Mining)	1,771	92,375
News Corp.—Class A (Media)	9,361	140,789
Nicor, Inc. (Gas)	253	10,775
NiSource, Inc. (Electric)	2,024	36,270
Noble Corp.ADR (Oil & Gas)	759	49,305
Noble Energy, Inc. (Oil & Gas)	759	76,325
Nordstrom, Inc. (Retail)	506	15,332
Norfolk Southern Corp. (Transportation)	3,036	190,266
Northern Trust Corp. (Banks)	759	52,045
Northrop Grumman Corp. (Aerospace/Defense)	2,530	169,257
Novell, Inc.* (Software)	1,771	10,431
Novellus Systems, Inc.* (Semiconductors)	506	10,722
Occidental Petroleum Corp. (Oil & Gas)	2,530	227,346
Office Depot, Inc.* (Retail)	2,024	22,143
PACCAR, Inc. (Auto Manufacturers)	1,012	42,332
Pall Corp. (Miscellaneous Manufacturing)	506	20,078
Parker Hannifin Corp. (Miscellaneous Manufacturing)	506	36,088
Paychex, Inc. (Commercial Services)	1,012	31,655
Peabody Energy Corp. (Coal)	1,012	89,107
Pepco Holdings, Inc. (Electric)	1,518	38,937
PerkinElmer, Inc. (Electronics)	759	21,138
Pfizer, Inc. (Pharmaceuticals)	53,383	932,601
PG&E Corp. (Electric)	2,783	110,457
Philip Morris International, Inc. (Commercial Services)	10,373	512,322
Pinnacle West Capital Corp. (Electric)	759	23,354
Plum Creek Timber Co., Inc. (Forest Products & Paper)	759	32,417
PNC Financial Services Group (Banks)	2,783	158,909
PPG Industries, Inc. (Chemicals)	1,265	72,573
PPL Corp. (Electric)	2,783	145,467
Praxair, Inc. (Chemicals)	759	71,528
Precision Castparts Corp. (Metal Fabricate/Hardware)	506	48,763
Principal Financial Group, Inc. (Insurance)	1,265	53,092
Procter & Gamble Co. (Cosmetics/Personal Care)	7,843	476,933
Progress Energy, Inc. (Electric)	2,024	84,664
ProLogis (REIT)	1,265	68,753
Prudential Financial, Inc. (Insurance)	2,024	120,914
Public Service Enterprise Group, Inc. (Electric)	4,048	185,925
Public Storage, Inc. (REIT)	1,012	81,759
Pulte Homes, Inc. (Home Builders)	759	7,309
Qwest Communications International, Inc. (Telecommunications)	12,144	47,726
R.R. Donnelley & Sons Co. (Commercial Services)	1,771	52,581
RadioShack Corp. (Retail)	506	6,209
Range Resources Corp. (Oil & Gas)	506	33,163
Raytheon Co. (Aerospace/Defense)	3,289	185,105
Regions Financial Corp. (Banks)	5,313	57,965
Reynolds American, Inc. (Agriculture)	1,265	59,038
Robert Half International, Inc. (Commercial Services)	759	18,193
Rohm & Haas Co. (Chemicals)	1,012	46,997
Rowan Cos., Inc. (Oil & Gas)	759	35,483
Ryder System, Inc. (Transportation)	506	34,853
Safeway, Inc. (Food)	3,542	101,124
Sara Lee Corp. (Food)	5,566	68,183
Schering-Plough Corp. (Pharmaceuticals)	8,602	169,373
Scripps Networks Interactive—Class A*(a) (Entertainment)	506	19,405
Sealed Air Corp. (Packaging & Containers)	1,265	24,048
Sempra Energy (Gas)	2,024	114,255
Sherwin-Williams Co. (Chemicals)	253	11,620
Simon Property Group, Inc. (REIT)	1,771	159,195
Snap-on, Inc. (Hand/Machine Tools)	506	26,317
Southern Co. (Electric)	5,819	203,199
Southwest Airlines Co. (Airlines)	5,819	75,880
Sovereign Bancorp, Inc. (Savings & Loans)	2,783	20,483
Spectra Energy Corp. (Pipelines)	5,060	145,424
Sprint Corp. (Telecommunications)	22,264	211,508
Staples, Inc. (Retail)	1,771	42,061
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	759	30,413
State Street Corp. (Banks)	1,518	97,137
Sun Microsystems, Inc.* (Computers)	6,578	71,569
SunTrust Banks, Inc. (Banks)	2,783	100,800
SuperValu, Inc. (Food)	1,771	54,706
Sysco Corp. (Food)	2,024	55,680
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,012	57,148
Target Corp. (Retail)	2,783	129,382
TECO Energy, Inc. (Electric)	1,771	38,059
Tellabs, Inc.* (Telecommunications)	3,542	16,470
Tenet Healthcare Corp.* (Healthcare-Services)	3,795	21,100
Teradata Corp.* (Computers)	759	17,563
Teradyne, Inc.* (Semiconductors)	1,265	14,004
Tesoro Petroleum Corp. (Oil & Gas)	506	10,004
Texas Instruments, Inc. (Semiconductors)	4,554	128,241
Textron, Inc. (Miscellaneous Manufacturing)	1,265	60,631
The Charles Schwab Corp. (Diversified Financial Services)	4,048	83,146
The Dow Chemical Co. (Chemicals)	7,337	256,135
The Gap, Inc. (Retail)	1,518	25,305
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,012	176,999
The New York Times Co.—Class A (Media)	1,012	15,575
The Stanley Works (Hand/Machine Tools)	759	34,026
The Travelers Companies, Inc. (Insurance)	5,060	219,604
The Williams Cos., Inc. (Pipelines)	4,554	183,572
Thermo Electron Corp.* (Electronics)	1,771	98,698
Tiffany & Co. (Retail)	506	20,620
Time Warner, Inc. (Media)	28,336	419,373
Torchmark Corp. (Insurance)	253	14,838
Tyco Electronics, Ltd.ADR (Electronics)	3,795	135,937
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,795	151,952
Tyson Foods, Inc.—Class A (Food)	2,024	30,239
U.S. Bancorp (Banks)	13,409	373,977

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Union Pacific Corp. (Transportation)	4,048	$305,624
Unisys Corp.* (Computers)	2,783	10,993
United Parcel Service, Inc.—Class B (Transportation)	3,542	217,727
United Technologies Corp. (Aerospace/Defense)	2,783	171,711
UnumProvident Corp. (Insurance)	2,783	56,912
V.F. Corp. (Apparel)	759	54,026
VeriSign, Inc.* (Internet)	1,012	38,254
Verizon Communications, Inc. (Telecommunications)	22,517	797,102
Viacom, Inc.—Class B* (Media)	3,036	92,719
Vornado Realty Trust (REIT)	1,012	89,056
Vulcan Materials Co. (Building Materials)	506	30,249
W.W. Grainger, Inc. (Distribution/Wholesale)	253	20,695
Wachovia Corp. (Banks)	16,698	259,320
Wal-Mart Stores, Inc. (Retail)	7,843	440,777
Walgreen Co. (Retail)	2,530	82,250
Walt Disney Co. (Media)	8,602	268,382
Washington Mutual, Inc. (Savings & Loans)	6,831	33,677
Washington Post Co.—Class B (Media)	253	148,486
Waste Management, Inc. (Environmental Control)	4,048	152,650
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	506	13,748
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,024	100,370
WellPoint, Inc.* (Healthcare-Services)	2,277	108,522
Wells Fargo & Co. (Banks)	25,806	612,892
Wendy’s International, Inc. (Retail)	759	20,660
Weyerhaeuser Co. (Forest Products & Paper)	1,518	77,631
Whirlpool Corp. (Home Furnishings)	506	31,235
Whole Foods Market, Inc. (Food)	506	11,987
Windstream Corp. (Telecommunications)	3,795	46,830
Wyeth (Pharmaceuticals)	3,289	157,740
Wyndham Worldwide Corp. (Lodging)	1,265	22,656
Xcel Energy, Inc. (Electric)	3,289	66,010
Xerox Corp. (Office/Business Equipment)	2,277	30,876
Xilinx, Inc. (Semiconductors)	1,012	25,553
XL Capital, Ltd.—Class AADR (Insurance)	1,518	31,210
Zions Bancorp (Banks)	759	23,901

TOTAL COMMON STOCKS
(Cost $37,738,823)		40,513,573

TOTAL INVESTMENT SECURITIES
(Cost $37,738,823)—99.9%		40,513,573
Net other assets (liabilities)—0.1%		30,780

NET ASSETS—100.0%		$40,544,353

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Large-Cap Value’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.8%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	7.7%
Beverages	1.0%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.2%
Coal	0.3%
Commercial Services	1.8%
Computers	2.9%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	7.7%
Electric	7.6%
Electrical Components & Equipment	0.5%
Electronics	0.9%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.5%
Food	2.9%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	0.8%
Healthcare-Services	0.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	5.7%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.2%
Media	4.6%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	7.8%
Office/Business Equipment	0.1%
Oil & Gas	3.9%
Oil & Gas Services	0.4%
Packaging & Containers	0.1%
Pharmaceuticals	7.3%
Pipelines	1.2%
REIT	2.3%
Retail	4.5%
Savings & Loans	0.3%
Semiconductors	2.6%
Software	0.3%
Telecommunications	7.7%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $37,738,823)	$40,513,573
Dividends and interest receivable	94,865
Receivable for capital shares issued	1,100
Receivable for investments sold	990,734
Prepaid expenses	397

Total Assets	41,600,669

Liabilities:
Cash overdraft	20,196
Payable for investments purchased	55,618
Payable for capital shares redeemed	915,124
Advisory fees payable	21,281
Management services fees payable	2,838
Administration fees payable	1,218
Administrative services fees payable	12,747
Distribution fees payable	9,797
Trustee fees payable	3
Transfer agency fees payable	3,222
Fund accounting fees payable	2,078
Compliance services fees payable	461
Other accrued expenses	11,733

Total Liabilities	1,056,316

Net Assets	$40,544,353

Net Assets consist of:
Capital	$39,191,617
Accumulated net investment income (loss)	1,256,856
Accumulated net realized gains (losses) on investments	(2,678,870)
Net unrealized appreciation (depreciation) on investments	2,774,750

Net Assets	$40,544,353

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,301,856

Net Asset Value (offering and redemption price per share)	$31.14

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$786,786
Interest	931

Total Investment Income	787,717

Expenses:
Advisory fees	195,687
Management services fees	39,138
Administration fees	7,283
Transfer agency fees	8,894
Administrative services fees	89,601
Distribution fees	65,229
Custody fees	15,076
Fund accounting fees	13,285
Trustee fees	387
Other fees	17,050

Total Gross Expenses before reductions	451,630
Less Expenses reduced by the Advisor	(26,335)

Total Net Expenses	425,295

Net Investment Income (Loss)	362,422

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(3,692,802)
Change in net unrealized appreciation/depreciation on investments	(6,866,095)

Net Realized and Unrealized Gains (Losses) on Investments	(10,558,897)

Change in Net Assets Resulting from Operations	$(10,196,475)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$362,422	$894,434
Net realized gains (losses) on investments	(3,692,802)	5,839,020
Change in net unrealized appreciation/depreciation on investments	(6,866,095)	(5,879,431)

Change in net assets resulting from operations	(10,196,475)	854,023

Distributions to Shareholders From:
Net investment income	—	(581,367)
Net realized gains on investments	—	(5,135,429)

Change in net assets resulting from distributions	—	(5,716,796)

Capital Transactions:
Proceeds from shares issued	55,518,394	316,994,736
Dividends reinvested	—	5,716,796
Value of shares redeemed	(75,714,687)	(403,695,562)

Change in net assets resulting from capital transactions	(20,196,293)	(80,984,030)

Change in net assets	(30,392,768)	(85,846,803)
Net Assets:
Beginning of period	70,937,121	156,783,924

End of period	$40,544,353	$70,937,121

Accumulated net investment income (loss)	$1,256,856	$894,434

Share Transactions:
Issued	1,585,649	7,782,301
Reinvested	—	147,644
Redeemed	(2,178,848)	(9,952,252)

Change in shares	(593,199)	(2,022,307)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the period May 3, 2004 through Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$37.43		$40.02	$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.24		0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(6.53)		(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(6.29)		0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.28)	(0.06)	— (c)	—
Net realized gains on investments	—		(2.47)	(0.51)	(0.29)	—

Total distributions	—		(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$31.14		$37.43	$40.02	$34.26	$33.48

Total Return	(16.80	)%(d)	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.63%		1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.39%		0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$40,544		$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	92	%(d)	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.9%
Microsoft Corp.	3.6%
Johnson & Johnson	3.0%
ConocoPhillips	2.5%
Apple Computer, Inc.	2.5%

S&P 500/Citigroup Growth Index - Composition
% of Index

Energy	25%
Consumer Non-Cyclical	24%
Technology	16%
Communications	9%
Industrial	9%
Consumer Cyclical	8%
Financial	5%
Basic Materials	3%
Utilities	1%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.8%)
	Shares	Value

3M Co.(^) (Miscellaneous Manufacturing)	4,589	$319,349
Abbott Laboratories (Pharmaceuticals)	7,060	373,968
Abercrombie & Fitch Co.—Class A (Retail)	706	44,252
Adobe Systems, Inc.* (Software)	5,295	208,570
Advanced Micro Devices, Inc.* (Semiconductors)	1,412	8,232
Aetna, Inc. (Healthcare-Services)	2,471	100,150
Affiliated Computer Services, Inc.—Class A* (Computers)	706	37,764
AFLAC, Inc. (Insurance)	2,824	177,347
Agilent Technologies, Inc.* (Electronics)	1,059	37,637
Air Products & Chemicals, Inc. (Chemicals)	706	69,795
AK Steel Holding Corp. (Iron/Steel)	353	24,357
Akamai Technologies, Inc.* (Internet)	1,412	49,123
Allegheny Energy, Inc. (Electric)	353	17,689
Allegheny Technologies, Inc. (Iron/Steel)	353	20,926
Allergan, Inc. (Pharmaceuticals)	1,765	91,868
Altera Corp. (Semiconductors)	1,765	36,536
Amazon.com, Inc.* (Internet)	2,824	207,084
American Express Co. (Diversified Financial Services)	10,590	398,925
American International Group, Inc. (Insurance)	12,002	317,573
American Tower Corp.* (Telecommunications)	1,059	44,743
Amgen, Inc.* (Biotechnology)	9,884	466,129
Anadarko Petroleum Corp. (Oil & Gas)	2,118	158,511
Analog Devices, Inc. (Semiconductors)	1,412	44,859
Anheuser-Busch Cos., Inc. (Beverages)	6,707	416,639
AON Corp. (Insurance)	1,059	48,650
Apache Corp. (Oil & Gas)	3,177	441,603
Apollo Group, Inc.—Class A* (Commercial Services)	1,412	62,495
Apple Computer, Inc.* (Computers)	8,119	1,359,445
Applera Corp.—Applied Biosystems Group (Electronics)	1,059	35,455
Applied Materials, Inc. (Semiconductors)	4,236	80,865
Archer-Daniels-Midland Co. (Agriculture)	2,471	83,396
Autodesk, Inc.* (Software)	2,118	71,610
Automatic Data Processing, Inc. (Software)	2,471	103,535
AutoZone, Inc.* (Retail)	353	42,717
Avon Products, Inc. (Cosmetics/Personal Care)	3,883	139,866
Baker Hughes, Inc. (Oil & Gas Services)	2,824	246,648
Ball Corp. (Packaging & Containers)	1,059	50,557
Bard (C.R.), Inc. (Healthcare-Products)	1,059	93,139
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,059	47,740
Baxter International, Inc. (Healthcare-Products)	3,530	225,708
Becton, Dickinson & Co. (Healthcare-Products)	2,118	172,193
Bed Bath & Beyond, Inc.* (Retail)	2,471	69,435
Best Buy Co., Inc. (Retail)	3,177	125,809
Biogen Idec, Inc.* (Biotechnology)	2,824	157,833
BJ Services Co. (Oil & Gas Services)	2,824	90,199
Black & Decker Corp. (Hand/Machine Tools)	706	40,602
BMC Software, Inc.* (Software)	1,765	63,540
Boeing Co. (Aerospace/Defense)	3,177	208,792
Boston Scientific Corp.* (Healthcare-Products)	7,060	86,767
Broadcom Corp.—Class A* (Semiconductors)	1,765	48,167
Brown-Forman Corp. (Beverages)	353	26,676
Burlington Northern Santa Fe Corp. (Transportation)	1,412	141,045
C.H. Robinson Worldwide, Inc. (Transportation)	1,412	77,434
CA, Inc. (Software)	1,412	32,603
Cabot Oil & Gas Corp. (Oil & Gas)	1,059	71,726
Cameron International Corp.* (Oil & Gas Services)	2,118	117,231
Campbell Soup Co. (Food)	2,118	70,868
Caterpillar, Inc. (Machinery-Construction & Mining)	5,648	416,935
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,765	33,888
Celgene Corp.* (Biotechnology)	3,530	225,461
Chesapeake Energy Corp. (Oil & Gas)	4,236	279,407
ChevronTexaco Corp. (Oil & Gas)	10,943	1,084,780
CIGNA Corp. (Insurance)	1,412	49,971
Cintas Corp. (Textiles)	706	18,716
Cisco Systems, Inc.* (Telecommunications)	55,421	1,289,092
Citrix Systems, Inc.* (Software)	1,765	51,909
Clorox Co. (Household Products/Wares)	1,412	73,706
CME Group, Inc. (Diversified Financial Services)	353	135,266
Coach, Inc.* (Apparel)	3,530	101,946
Coca-Cola Co. (Beverages)	10,590	550,468
Cognizant Technology Solutions Corp.* (Computers)	2,824	91,808
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,589	317,100
Compuware Corp.* (Software)	1,412	13,470
ConocoPhillips (Oil & Gas)	14,473	1,366,106
CONSOL Energy, Inc. (Coal)	1,765	198,333
Constellation Brands, Inc.* (Beverages)	706	14,021
Constellation Energy Group, Inc. (Electric)	1,765	144,907
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	706	27,887
Corning, Inc. (Telecommunications)	3,883	89,503

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Costco Wholesale Corp. (Retail)	1,765	$123,797
Coventry Health Care, Inc.* (Healthcare-Services)	1,412	42,953
Cummins, Inc. (Machinery-Diversified)	2,118	138,771
CVS Corp. (Retail)	8,472	335,237
Danaher Corp. (Miscellaneous Manufacturing)	2,471	191,008
Darden Restaurants, Inc. (Retail)	1,412	45,099
Deere & Co. (Machinery-Diversified)	2,471	178,233
Dell, Inc.* (Computers)	18,709	409,353
Devon Energy Corp. (Oil & Gas)	4,236	508,998
DIRECTV Group, Inc.* (Media)	2,471	64,024
Discover Financial Services (Diversified Financial Services)	2,471	32,543
Eastman Chemical Co. (Chemicals)	353	24,308
Eaton Corp. (Miscellaneous Manufacturing)	706	59,989
eBay, Inc.* (Internet)	10,237	279,777
Ecolab, Inc. (Chemicals)	1,765	75,877
Electronic Arts, Inc.* (Software)	2,824	125,470
Eli Lilly & Co. (Pharmaceuticals)	3,177	146,650
EMC Corp.* (Computers)	8,825	129,639
Emerson Electric Co. (Electrical Components & Equipment)	3,530	174,559
Ensco International, Inc. (Oil & Gas)	706	57,002
EOG Resources, Inc. (Oil & Gas)	2,118	277,882
Equifax, Inc. (Commercial Services)	1,059	35,604
Expedia, Inc.* (Internet)	1,765	32,441
Expeditors International of Washington, Inc. (Transportation)	2,118	91,074
Express Scripts, Inc.* (Pharmaceuticals)	2,471	154,981
Exxon Mobil Corp. (Oil & Gas)	49,773	4,386,495
Family Dollar Stores, Inc. (Retail)	706	14,078
Fannie Mae (Diversified Financial Services)	3,883	75,757
Federated Investors, Inc.—Class B (Diversified Financial Services)	706	24,301
FedEx Corp. (Transportation)	1,765	139,064
Fidelity National Information Services, Inc. (Software)	706	26,058
Fiserv, Inc.* (Software)	1,412	64,062
Fluor Corp. (Engineering & Construction)	353	65,686
Forest Laboratories, Inc.* (Pharmaceuticals)	2,824	98,106
Fortune Brands, Inc. (Household Products/Wares)	706	44,061
Franklin Resources, Inc. (Diversified Financial Services)	1,412	129,410
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,530	413,681
GameStop Corp.—Class A* (Retail)	1,412	57,045
General Dynamics Corp. (Aerospace/Defense)	3,530	297,226
General Mills, Inc. (Food)	1,412	85,807
Genzyme Corp.* (Biotechnology)	2,471	177,961
Gilead Sciences, Inc.* (Pharmaceuticals)	8,472	448,592
Goodrich Corp. (Aerospace/Defense)	353	16,753
Google, Inc.—Class A* (Internet)	2,118	1,114,958
H & R Block, Inc. (Commercial Services)	2,824	60,434
Halliburton Co. (Oil & Gas Services)	8,119	430,875
Harley-Davidson, Inc. (Leisure Time)	2,118	76,799
Harman International Industries, Inc. (Home Furnishings)	706	29,221
Hercules, Inc. (Chemicals)	353	5,976
Hess Corp. (Oil & Gas)	1,412	178,180
Hewlett-Packard Co. (Computers)	10,943	483,790
Home Depot, Inc. (Retail)	7,766	181,880
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,471	124,242
Hospira, Inc.* (Pharmaceuticals)	1,412	56,635
Hudson City Bancorp, Inc. (Savings & Loans)	2,471	41,216
Humana, Inc.* (Healthcare-Services)	1,059	42,116
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,118	100,626
IMS Health, Inc. (Software)	1,765	41,125
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,059	39,638
Intel Corp. (Semiconductors)	30,358	652,090
IntercontinentalExchange, Inc.* (Diversified Financial Services)	706	80,484
International Business Machines Corp. (Computers)	8,825	1,046,027
International Flavors & Fragrances, Inc. (Chemicals)	353	13,788
International Game Technology (Entertainment)	2,824	70,544
Intuit, Inc.* (Software)	3,177	87,590
Intuitive Surgical, Inc.* (Healthcare-Products)	353	95,098
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,765	111,777
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,059	85,461
Janus Capital Group, Inc. (Diversified Financial Services)	706	18,688
JDS Uniphase Corp.* (Telecommunications)	353	4,010
Johnson & Johnson (Healthcare-Products)	26,122	1,680,690
Johnson Controls, Inc. (Auto Parts & Equipment)	2,824	80,992
Juniper Networks, Inc.* (Telecommunications)	2,471	54,807
Kellogg Co. (Food)	2,471	118,657
Kimberly-Clark Corp. (Household Products/Wares)	1,765	105,512
KLA-Tencor Corp. (Semiconductors)	706	28,741
Kohls Corp.* (Retail)	2,824	113,073
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,059	96,231
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,059	73,738
Legg Mason, Inc. (Diversified Financial Services)	706	30,760
Leucadia National Corp. (Holding Companies-Diversified)	1,412	66,279
Lexmark International, Inc.—Class A* (Computers)	706	23,602
Linear Technology Corp. (Semiconductors)	1,059	34,492
Lockheed Martin Corp. (Aerospace/Defense)	3,177	313,443
Lorillard, Inc.* (Agriculture)	706	48,827
Lowe’s Cos., Inc. (Retail)	13,414	278,341
Manitowoc Co. (Machinery-Diversified)	706	22,966
Marathon Oil Corp. (Oil & Gas)	3,883	201,411
Marriott International, Inc.—Class A (Lodging)	1,765	46,314
McCormick & Co., Inc. (Food)	706	25,176
McDonald’s Corp. (Retail)	5,295	297,685
McGraw-Hill Cos., Inc. (Media)	3,177	127,461
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,118	99,970
Medtronic, Inc. (Healthcare-Products)	10,237	529,765
MEMC Electronic Materials, Inc.* (Semiconductors)	2,118	130,342
Merck & Co., Inc. (Pharmaceuticals)	6,707	252,787
Meredith Corp. (Media)	353	9,986
MGIC Investment Corp. (Insurance)	353	2,157
Microsoft Corp. (Software)	73,424	2,019,894
Millipore Corp.* (Biotechnology)	353	23,955
Monsanto Co. (Agriculture)	2,471	312,433
Monster Worldwide, Inc.* (Internet)	353	7,275
Moody’s Corp. (Commercial Services)	2,118	72,944
Motorola, Inc. (Telecommunications)	20,827	152,870
Murphy Oil Corp. (Oil & Gas)	1,765	173,058
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,765	21,304
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,765	86,891
National Semiconductor Corp. (Semiconductors)	2,118	43,504
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,118	187,909
NetApp, Inc.* (Computers)	3,177	68,814
Newmont Mining Corp. (Mining)	2,118	110,475
News Corp.—Class A (Media)	10,237	153,965
NIKE, Inc.—Class B (Apparel)	3,530	210,423
Noble Corp.ADR (Oil & Gas)	1,412	91,724
Noble Energy, Inc. (Oil & Gas)	706	70,995
Nordstrom, Inc. (Retail)	1,059	32,088
Northern Trust Corp. (Banks)	706	48,410

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Novell, Inc.* (Software)	1,059	$6,238
Novellus Systems, Inc.* (Semiconductors)	353	7,480
Nucor Corp. (Iron/Steel)	2,471	184,510
NVIDIA Corp.* (Semiconductors)	4,942	92,514
NYSE Euronext (Diversified Financial Services)	2,471	125,181
Occidental Petroleum Corp. (Oil & Gas)	4,589	412,368
Omnicom Group, Inc. (Advertising)	2,824	126,741
Oracle Corp.* (Software)	36,006	756,126
PACCAR, Inc. (Auto Manufacturers)	2,118	88,596
Pactiv Corp.* (Packaging & Containers)	1,059	22,483
Pall Corp. (Miscellaneous Manufacturing)	706	28,014
Parker Hannifin Corp. (Miscellaneous Manufacturing)	706	50,352
Patterson Cos., Inc.* (Healthcare-Products)	1,412	41,499
Paychex, Inc. (Commercial Services)	2,118	66,251
Peabody Energy Corp. (Coal)	1,059	93,245
PepsiCo, Inc. (Beverages)	14,826	942,785
PerkinElmer, Inc. (Electronics)	353	9,831
Philip Morris International, Inc. (Commercial Services)	6,707	331,259
Pitney Bowes, Inc. (Office/Business Equipment)	2,118	72,224
Plum Creek Timber Co., Inc. (Forest Products & Paper)	706	30,153
Polo Ralph Lauren Corp. (Apparel)	706	44,323
Praxair, Inc. (Chemicals)	2,118	199,600
Precision Castparts Corp. (Metal Fabricate/Hardware)	706	68,037
Principal Financial Group, Inc. (Insurance)	1,059	44,446
Procter & Gamble Co. (Cosmetics/Personal Care)	19,415	1,180,626
Progressive Corp. (Insurance)	6,354	118,947
ProLogis (REIT)	1,059	57,557
Prudential Financial, Inc. (Insurance)	1,765	105,441
Pulte Homes, Inc. (Home Builders)	1,059	10,198
QLogic Corp.* (Semiconductors)	1,412	20,601
Qualcomm, Inc. (Telecommunications)	14,826	657,830
Quest Diagnostics, Inc. (Healthcare-Services)	1,412	68,440
Questar Corp. (Pipelines)	1,412	100,308
RadioShack Corp. (Retail)	706	8,663
Range Resources Corp. (Oil & Gas)	1,059	69,407
Robert Half International, Inc. (Commercial Services)	706	16,923
Rockwell Collins, Inc. (Aerospace/Defense)	1,412	67,720
Rockwell International Corp. (Machinery-Diversified)	1,412	61,747
SAFECO Corp. (Insurance)	706	47,415
SanDisk Corp.* (Computers)	2,118	39,607
Schering-Plough Corp. (Pharmaceuticals)	4,942	97,308
Schlumberger, Ltd.ADR (Oil & Gas Services)	10,943	1,175,607
Scripps Networks Interactive—Class A*(a) (Entertainment)	353	13,538
Sears Holdings Corp.* (Retail)	706	52,004
Sherwin-Williams Co. (Chemicals)	706	32,427
Sigma-Aldrich Corp. (Chemicals)	1,059	57,038
SLM Corp.* (Diversified Financial Services)	3,883	75,136
Smith International, Inc. (Oil & Gas Services)	1,765	146,742
Southwestern Energy Co.* (Oil & Gas)	3,177	151,257
St. Jude Medical, Inc.* (Healthcare-Products)	3,177	129,876
Staples, Inc. (Retail)	4,236	100,605
Starbucks Corp.* (Retail)	6,707	105,568
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	706	28,289
State Street Corp. (Banks)	1,765	112,942
Stryker Corp. (Healthcare-Products)	2,118	133,180
Sunoco, Inc. (Oil & Gas)	1,059	43,091
Symantec Corp.* (Internet)	7,766	150,272
Sysco Corp. (Food)	3,177	87,399
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,412	79,736
Target Corp. (Retail)	4,236	196,932
Teradata Corp.* (Computers)	706	16,337
Terex Corp.* (Machinery-Construction & Mining)	1,059	54,401
Tesoro Petroleum Corp. (Oil & Gas)	706	13,958
Texas Instruments, Inc. (Semiconductors)	7,413	208,750
Textron, Inc. (Miscellaneous Manufacturing)	1,059	50,758
The AES Corp.* (Electric)	6,001	115,279
The Charles Schwab Corp. (Diversified Financial Services)	3,530	72,506
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,059	49,191
The Gap, Inc. (Retail)	2,471	41,192
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,471	432,178
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,118	37,764
The Hershey Co. (Food)	1,412	46,285
The Pepsi Bottling Group, Inc. (Beverages)	1,412	39,423
Thermo Electron Corp.* (Electronics)	1,765	98,363
Tiffany & Co. (Retail)	706	28,770
Titanium Metals Corp. (Mining)	706	9,877
TJX Cos., Inc. (Retail)	3,883	122,198
Torchmark Corp. (Insurance)	353	20,703
Total System Services, Inc. (Software)	1,765	39,218
Transocean, Inc.ADR* (Oil & Gas)	2,824	430,349
United Parcel Service, Inc.—Class B (Transportation)	5,648	347,183
United States Steel Corp. (Iron/Steel)	1,059	195,682
United Technologies Corp. (Aerospace/Defense)	6,001	370,262
UnitedHealth Group, Inc. (Healthcare-Services)	11,649	305,786
UST, Inc. (Agriculture)	1,412	77,109
Valero Energy Corp. (Oil & Gas)	4,942	203,512
Varian Medical Systems, Inc.* (Healthcare-Products)	1,059	54,909
VeriSign, Inc.* (Internet)	1,059	40,030
Viacom, Inc.—Class B* (Media)	2,471	75,464
Vulcan Materials Co. (Building Materials)	353	21,102
W.W. Grainger, Inc. (Distribution/Wholesale)	353	28,875
Wal-Mart Stores, Inc. (Retail)	12,355	694,351
Walgreen Co. (Retail)	6,001	195,093
Walt Disney Co. (Media)	7,413	231,286
Washington Post Co.—Class B (Media)	353	207,176
Waters Corp.* (Electronics)	1,059	68,306
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	353	9,591
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,530	175,053
WellPoint, Inc.* (Healthcare-Services)	2,471	117,768
Western Union Co. (Commercial Services)	6,707	165,797
Whole Foods Market, Inc. (Food)	706	16,725
Wrigley (WM.) Jr. Co. (Food)	2,118	164,738
Wyeth (Pharmaceuticals)	8,472	406,317
Xerox Corp. (Office/Business Equipment)	5,648	76,587
Xilinx, Inc. (Semiconductors)	1,412	35,653
XTO Energy, Inc. (Oil & Gas)	4,589	314,392
Yahoo!, Inc.* (Internet)	12,355	255,254
YUM! Brands, Inc. (Retail)	4,589	161,028
Zimmer Holdings, Inc.* (Healthcare-Products)	2,118	144,130

TOTAL COMMON STOCKS
(Cost $46,135,848)		55,868,163

TOTAL INVESTMENT SECURITIES
(Cost $46,135,848)—100.8%		55,868,163
Net other assets (liabilities)—(0.8)%		(430,117)

NET ASSETS—100.0%		$55,438,046

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Large-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Securities Sold Short(NM)
	Shares	Value

E.W. Scripps Co. (Media)	1	$42

TOTAL SECURITIES SOLD SHORT
(Proceeds $42)		$42

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.2%
Aerospace/Defense	2.5%
Agriculture	0.9%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	0.3%
Beverages	3.5%
Biotechnology	1.8%
Building Materials	NM
Chemicals	0.8%
Coal	0.6%
Commercial Services	1.4%
Computers	6.7%
Cosmetics/Personal Care	3.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	2.8%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.3%
Entertainment	0.1%
Food	1.1%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.2%
Healthcare-Services	1.3%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	1.7%
Internet	4.0%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.8%
Machinery-Diversified	0.6%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.9%
Miscellaneous Manufacturing	2.1%
Office/Business Equipment	0.2%
Oil & Gas	20.1%
Oil & Gas Services	4.6%
Packaging & Containers	0.1%
Pharmaceuticals	4.3%
Pipelines	0.2%
REIT	0.1%
Real Estate	0.1%
Retail	6.3%
Savings & Loans	0.1%
Semiconductors	2.8%
Software	6.7%
Telecommunications	4.2%
Textiles	NM
Transportation	1.4%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $46,135,848)	$55,868,163
Dividends and interest receivable	39,268
Receivable for capital shares issued	40,551
Receivable for investments sold	14,702
Prepaid expenses	331

Total Assets	55,963,015

Liabilities:
Cash overdraft	116,522
Payable for investments purchased	37,902
Payable for capital shares redeemed	263,847
Securities sold short, at value (proceeds $42)	42
Advisory fees payable	36,682
Management services fees payable	4,891
Administration fees payable	1,959
Administrative services fees payable	21,025
Distribution fees payable	16,272
Trustee fees payable	5
Transfer agency fees payable	5,618
Fund accounting fees payable	3,344
Compliance services fees payable	636
Other accrued expenses	16,224

Total Liabilities	524,969

Net Assets	$55,438,046

Net Assets consist of:
Capital	$54,476,104
Accumulated net investment income (loss)	(104,600)
Accumulated net realized gains (losses) on investments	(8,665,773)
Net unrealized appreciation (depreciation) on investments	9,732,315

Net Assets	$55,438,046

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,689,398

Net Asset Value (offering and redemption price per share)	$32.82

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$490,951
Interest	2,033

Total Investment Income	492,984

Expenses:
Advisory fees	274,962
Management services fees	54,993
Administration fees	10,916
Transfer agency fees	13,313
Administrative services fees	125,494
Distribution fees	91,654
Custody fees	12,940
Fund accounting fees	19,258
Trustee fees	587
Compliance services fees	354
Other fees	26,646

Total Gross Expenses before reductions	631,117
Less Expenses reduced by the Advisor	(33,533)

Total Net Expenses	597,584

Net Investment Income (Loss)	(104,600)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,275,182)
Change in net unrealized appreciation/depreciation on investments	(3,201,095)

Net Realized and Unrealized Gains (Losses) on Investments	(7,476,277)

Change in Net Assets Resulting from Operations	$(7,580,877)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(104,600)	$(181,643)
Net realized gains (losses) on investments	(4,275,182)	(142,125)
Change in net unrealized appreciation/depreciation on investments	(3,201,095)	4,122,470

Change in net assets resulting from operations	(7,580,877)	3,798,702

Distributions to Shareholders From:
Net realized gains on investments	—	(1,405,890)

Change in net assets resulting from distributions	—	(1,405,890)

Capital Transactions:
Proceeds from shares issued	84,612,509	234,107,459
Dividends reinvested	—	1,405,890
Value of shares redeemed	(97,428,178)	(238,759,648)

Change in net assets resulting from capital transactions	(12,815,669)	(3,246,299)

Change in net assets	(20,396,546)	(853,487)
Net Assets:
Beginning of period	75,834,592	76,688,079

End of period	$55,438,046	$75,834,592

Accumulated net investment income (loss)	$(104,600)	$—

Share Transactions:
Issued	2,489,234	6,561,814
Reinvested	—	39,525
Redeemed	(2,905,029)	(6,733,554)

Change in shares	(415,795)	(132,215)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the period May 3, 2004 through Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$36.02		$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(3.15)		2.47	2.95	0.42	1.57

Total income (loss) from investment activities	(3.20)		2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	—	—(c)	—
Net realized gains on investments	—		(0.64)	(0.41)	(0.06)	—

Total distributions	—		(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$32.82		$36.02	$34.28	$31.83	$31.61

Total Return	(8.88	)%(d)	6.96%	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.72%		1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.63%		1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.29)%		(0.24)%	(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$55,438		$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	111	%(d)	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Pride International, Inc.	1.5%
Forest Oil Corp.	1.2%
MDU Resources Group, Inc.	1.2%
Arch Coal, Inc.	1.1%
New York Community Bancorp	1.1%

S&P MidCap 400/Citigroup Value Index - Composition
% of Index

Financial	24%
Industrial	18%
Consumer Non-Cyclical	12%
Utilities	12%
Energy	10%
Consumer Cyclical	7%
Technology	7%
Basic Materials	6%
Communications	4%

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.9%)
	Shares	Value

3Com Corp.*(^) (Telecommunications)	32,528	$68,959
99 Cents Only Stores*(^) (Retail)	3,648	24,077
Activision, Inc.* (Software)	9,728	331,433
Acxiom Corp. (Software)	5,776	66,366
ADC Telecommunications, Inc.* (Telecommunications)	9,424	139,193
ADTRAN, Inc. (Telecommunications)	2,736	65,226
Advanced Medical Optics, Inc.* (Healthcare-Products)	3,648	68,364
Advent Software, Inc.* (Software)	912	32,905
AGCO Corp.* (Machinery-Diversified)	3,344	175,259
AGL Resources, Inc. (Gas)	6,080	210,246
Airgas, Inc. (Chemicals)	2,736	159,755
AirTran Holdings, Inc.* (Airlines)	4,256	8,682
Alaska Air Group, Inc.* (Airlines)	3,344	51,297
Albemarle Corp. (Chemicals)	2,432	97,061
Alberto-Culver Co. (Cosmetics/Personal Care)	3,952	103,819
Alexander & Baldwin, Inc. (Transportation)	3,344	152,319
Alexandria Real Estate Equities, Inc. (REIT)	2,432	236,731
Alliant Energy Corp. (Electric)	8,816	302,036
AMB Property Corp. (REIT)	7,904	398,204
American Financial Group, Inc. (Insurance)	5,776	154,508
American Greetings Corp.—Class A (Household Products/Wares)	1,824	22,508
AmeriCredit Corp.* (Diversified Financial Services)	9,120	78,614
Ametek, Inc. (Electrical Components & Equipment)	3,040	143,549
AnnTaylor Stores Corp.* (Retail)	2,432	58,271
Apollo Investment Corp. (Investment Companies)	11,248	161,184
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,432	102,022
Aqua America, Inc. (Water)	6,384	101,952
Aquila, Inc.* (Electric)	30,400	114,608
Arch Coal, Inc. (Coal)	6,384	478,992
Arrow Electronics, Inc.* (Electronics)	10,032	308,183
Arthur J. Gallagher & Co. (Insurance)	7,600	183,160
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,776	72,084
Associated Banc-Corp (Banks)	10,336	199,381
Astoria Financial Corp. (Savings & Loans)	6,688	134,295
Atmel Corp.* (Semiconductors)	36,176	125,892
Avis Budget Group, Inc.* (Commercial Services)	8,512	71,245
Avnet, Inc.* (Electronics)	6,080	165,862
Avocent Corp.* (Internet)	2,128	39,581
Bank of Hawaii Corp. (Banks)	3,952	188,906
Barnes & Noble, Inc. (Retail)	3,952	98,168
BE Aerospace, Inc.* (Aerospace/Defense)	5,472	127,443
Beckman Coulter, Inc. (Healthcare-Products)	2,128	143,704
Belo Corp.—Class A (Media)	7,296	53,334
Bill Barrett Corp.* (Oil & Gas)	2,128	126,425
BJ’s Wholesale Club, Inc.* (Retail)	2,736	105,883
Black Hills Corp. (Electric)	3,040	97,462
Blyth, Inc. (Household Products/Wares)	1,824	21,943
Bob Evans Farms, Inc. (Retail)	2,736	78,250
Borders Group, Inc. (Retail)	4,864	29,184
BorgWarner, Inc. (Auto Parts & Equipment)	3,952	175,390
Boyd Gaming Corp. (Lodging)	4,560	57,274
BRE Properties, Inc.—Class A (REIT)	3,952	171,043
Brinker International, Inc. (Retail)	3,344	63,202
Broadridge Financial Solutions, Inc. (Software)	5,472	115,186
Cabot Corp. (Chemicals)	5,168	125,634
Cadence Design Systems, Inc.* (Computers)	14,896	150,450
Callaway Golf Co. (Leisure Time)	5,472	64,734
Camden Property Trust (REIT)	4,560	201,826
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,040	88,160
Carmax, Inc.* (Retail)	10,640	150,982
Carpenter Technology Corp. (Iron/Steel)	1,520	66,348
Cathay Bancorp, Inc. (Banks)	2,128	23,131
CBRL Group, Inc. (Retail)	912	22,353
Cephalon, Inc.* (Pharmaceuticals)	2,128	141,916
Charming Shoppes, Inc.* (Retail)	9,424	43,256
Chemtura Corp. (Chemicals)	19,456	113,623
ChoicePoint, Inc.* (Commercial Services)	2,128	102,570
Cincinnati Bell, Inc.* (Telecommunications)	20,064	79,855
City National Corp. (Banks)	3,344	140,682
Coldwater Creek, Inc.* (Retail)	2,128	11,236
Collective Brands, Inc.* (Retail)	5,168	60,104
Commerce Bancshares, Inc. (Banks)	3,040	120,566
Commscope, Inc.* (Telecommunications)	3,040	160,421
Con-way, Inc. (Transportation)	3,648	172,405
Corn Products International, Inc. (Food)	6,080	298,589

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Corrections Corp. of America* (Commercial Services)	4,560	$125,263
Cousins Properties, Inc. (REIT)	3,040	70,224
Crane Co. (Miscellaneous Manufacturing)	2,432	93,705
Cullen/Frost Bankers, Inc. (Banks)	4,864	242,470
Cypress Semiconductor Corp.* (Semiconductors)	9,120	225,720
Cytec Industries, Inc. (Chemicals)	1,824	99,517
Deluxe Corp. (Commercial Services)	2,432	43,338
DENTSPLY International, Inc. (Healthcare-Products)	4,256	156,621
DeVry, Inc. (Commercial Services)	2,128	114,103
Dick’s Sporting Goods, Inc.* (Retail)	2,432	43,144
Diebold, Inc. (Computers)	5,168	183,877
DPL, Inc. (Electric)	9,120	240,586
DRS Technologies, Inc. (Aerospace/Defense)	2,128	167,516
Duke-Weeks Realty Corp. (REIT)	11,856	266,167
Dycom Industries, Inc.* (Engineering & Construction)	1,824	26,484
Edwards Lifesciences Corp.* (Healthcare-Products)	1,824	113,161
Energen Corp. (Gas)	2,128	166,048
Energy East Corp. (Electric)	12,768	315,625
Entercom Communications Corp. (Media)	2,128	14,939
Equitable Resources, Inc. (Pipelines)	4,560	314,914
Equity One, Inc. (REIT)	3,040	62,472
Everest Re Group, Ltd.ADR (Insurance)	5,168	411,941
Exterran Holdings, Inc.* (Oil & Gas Services)	3,344	239,063
Fairchild Semiconductor International, Inc.* (Semiconductors)	10,032	117,675
Federal Realty Investment Trust (REIT)	4,560	314,640
Federal Signal Corp. (Miscellaneous Manufacturing)	3,952	47,424
Ferro Corp. (Chemicals)	3,648	68,436
Fidelity National Title Group, Inc.—Class A (Insurance)	17,328	218,333
First American Financial Corp. (Insurance)	7,296	192,614
First Niagara Financial Group, Inc. (Savings & Loans)	8,512	109,464
FirstMerit Corp. (Banks)	6,384	104,123
Flowserve Corp. (Machinery-Diversified)	2,432	332,454
FMC Corp. (Chemicals)	3,040	235,418
Foot Locker, Inc. (Retail)	12,464	155,177
Forest Oil Corp.* (Oil & Gas)	6,992	520,904
Foundry Networks, Inc.* (Telecommunications)	6,688	79,052
Furniture Brands International, Inc. (Home Furnishings)	3,952	52,799
GATX Corp. (Trucking & Leasing)	3,952	175,192
Gentex Corp. (Electronics)	5,168	74,626
Granite Construction, Inc. (Engineering & Construction)	1,520	47,926
Great Plains Energy, Inc. (Electric)	6,992	176,758
Hanesbrands, Inc.* (Apparel)	3,648	99,007
Hanover Insurance Group, Inc. (Insurance)	4,256	180,880
Harsco Corp. (Miscellaneous Manufacturing)	3,952	215,028
Harte-Hanks, Inc. (Advertising)	1,824	20,885
Hawaiian Electric Industries, Inc. (Electric)	6,688	165,394
HCC Insurance Holdings, Inc. (Insurance)	3,040	64,266
Health Care REIT, Inc. (REIT)	6,992	311,144
Health Management Associates, Inc.—Class A* (Healthcare-Services)	19,456	126,659
Health Net, Inc.* (Healthcare-Services)	3,952	95,085
Helmerich & Payne, Inc. (Oil & Gas)	5,168	372,199
Herman Miller, Inc. (Office Furnishings)	1,520	37,833
Highwoods Properties, Inc. (REIT)	4,560	143,275
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,040	82,019
HNI Corp. (Office Furnishings)	2,128	37,580
Horace Mann Educators Corp. (Insurance)	3,648	51,145
Hormel Foods Corp. (Food)	3,040	105,214
Hospitality Properties Trust (REIT)	7,600	185,896
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,216	6,664
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,040	121,205
IDACORP, Inc. (Electric)	3,648	105,391
IDEX Corp. (Machinery-Diversified)	3,648	134,392
Imation Corp. (Computers)	2,736	62,709
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	11,856	210,444
Integrated Device Technology, Inc.* (Semiconductors)	15,200	151,088
International Rectifier Corp.* (Semiconductors)	5,776	110,899
International Speedway Corp. (Entertainment)	912	35,595
Intersil Corp.—Class A (Semiconductors)	10,640	258,765
J.B. Hunt Transport Services, Inc. (Transportation)	2,432	80,937
Jack Henry & Associates, Inc. (Computers)	2,432	52,628
Jefferies Group, Inc. (Diversified Financial Services)	4,560	76,699
JetBlue Airways Corp.* (Airlines)	14,592	54,428
JM Smucker Co. (Food)	4,560	185,318
Kansas City Southern Industries, Inc.* (Transportation)	3,344	147,103
KBR, Inc. (Engineering & Construction)	8,816	307,767
Kelly Services, Inc.—Class A (Commercial Services)	1,824	35,258
KEMET Corp.* (Electronics)	6,688	21,669
Kennametal, Inc. (Hand/Machine Tools)	3,648	118,742
Kindred Healthcare, Inc.* (Healthcare-Services)	2,432	69,944
Lam Research Corp.* (Semiconductors)	5,472	197,813
Lamar Advertising Co.* (Advertising)	3,648	131,437
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,824	55,231
Lear Corp.* (Auto Parts & Equipment)	6,080	86,214
Lee Enterprises, Inc. (Media)	3,344	13,343
Lender Processing Services, Inc.*(a) (Diversified Financial Services)	2,736	83,038
Liberty Property Trust (REIT)	7,296	241,862
Life Time Fitness, Inc.* (Leisure Time)	912	26,950
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,824	51,619
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,520	119,624
Louisiana-Pacific Corp. (Forest Products & Paper)	8,208	69,686
Lubrizol Corp. (Chemicals)	5,472	253,518
M.D.C. Holdings, Inc. (Home Builders)	1,216	47,497
Mack-Cali Realty Corp. (REIT)	5,472	186,978
Manpower, Inc. (Commercial Services)	6,688	389,509
Martin Marietta Materials (Building Materials)	1,824	188,948
MDU Resources Group, Inc. (Electric)	14,592	508,677
Media General, Inc.—Class A (Media)	1,824	21,797
Mentor Graphics Corp.* (Computers)	7,296	115,277
Mercury General Corp. (Insurance)	2,736	127,826
Metavante Technologies, Inc.* (Software)	2,736	61,888
Minerals Technologies, Inc. (Chemicals)	912	57,994
Modine Manufacturing Co. (Auto Parts & Equipment)	2,736	33,844
Mohawk Industries, Inc.* (Textiles)	2,128	136,405
MPS Group, Inc.* (Commercial Services)	7,600	80,788
MSC Industrial Direct Co.—Class A (Retail)	1,520	67,047
National Fuel Gas Co. (Pipelines)	6,688	397,802
National Instruments Corp. (Computers)	2,432	68,996
Nationwide Health Properties, Inc. (REIT)	7,600	239,324
NCR Corp.* (Computers)	7,600	191,520
Netflix, Inc.* (Internet)	2,128	55,477
NeuStar, Inc.* (Telecommunications)	3,648	78,651
New York Community Bancorp (Savings & Loans)	26,144	466,409
Nordson Corp. (Machinery-Diversified)	1,520	110,793
Northeast Utilities System (Electric)	12,464	318,206
NSTAR (Electric)	8,512	287,876
OGE Energy Corp. (Electric)	7,296	231,356
Old Republic International Corp. (Insurance)	18,544	219,561
Olin Corp. (Chemicals)	6,080	159,174
Omnicare, Inc. (Pharmaceuticals)	9,728	255,068
ONEOK, Inc. (Gas)	8,512	415,641
Oshkosh Truck Corp. (Auto Manufacturers)	2,128	44,028
Overseas Shipholding Group, Inc. (Transportation)	912	72,522
Packaging Corp. of America (Packaging & Containers)	7,600	163,476
PacWest Bancorp (Banks)	2,128	31,665
Palm, Inc. (Computers)	8,512	45,880

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Parametric Technology Corp.* (Software)	6,688	$111,489
Patterson-UTI Energy, Inc. (Oil & Gas)	5,472	197,211
PDL BioPharma, Inc. (Biotechnology)	3,648	38,742
Pentair, Inc. (Miscellaneous Manufacturing)	7,904	276,798
PepsiAmericas, Inc. (Beverages)	2,736	54,118
Perrigo Co. (Pharmaceuticals)	3,952	125,555
PetSmart, Inc. (Retail)	3,648	72,778
Phillips-Van Heusen Corp. (Apparel)	3,040	111,325
Plains Exploration & Production Co.* (Oil & Gas)	3,952	288,377
PMI Group, Inc. (Insurance)	6,688	13,042
PNM Resources, Inc. (Electric)	6,080	72,717
Polycom, Inc.* (Telecommunications)	3,648	88,865
Potlatch Corp. (Forest Products & Paper)	1,520	68,582
Pride International, Inc.* (Oil & Gas)	13,376	632,551
Protective Life Corp. (Insurance)	5,776	219,777
Puget Energy, Inc. (Electric)	10,640	255,254
Quanta Services, Inc.* (Commercial Services)	10,032	333,765
Raymond James Financial Corp. (Diversified Financial Services)	4,560	120,338
Rayonier, Inc. (Forest Products & Paper)	6,384	271,065
Realty Income Corp. (REIT)	8,208	186,814
Regency Centers Corp. (REIT)	5,472	323,505
Regis Corp. (Retail)	3,648	96,125
Reliance Steel & Aluminum Co. (Iron/Steel)	2,128	164,048
Rent-A-Center, Inc.* (Commercial Services)	5,472	112,559
Republic Services, Inc. (Environmental Control)	6,080	180,576
RF Micro Devices, Inc.* (Telecommunications)	23,408	67,883
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,432	160,220
RPM, Inc. (Chemicals)	9,728	200,397
Ruddick Corp. (Food)	3,040	104,302
Saks, Inc.* (Retail)	7,296	80,110
SCANA Corp. (Electric)	9,424	348,688
Scholastic Corp.* (Media)	2,128	60,988
Semtech Corp.* (Semiconductors)	2,736	38,496
Sensient Technologies Corp. (Chemicals)	3,648	102,728
Service Corp. International (Commercial Services)	13,376	131,887
Shaw Group, Inc.* (Engineering & Construction)	3,344	206,626
Sierra Pacific Resources (Electric)	18,848	239,558
Smithfield Foods, Inc.* (Food)	9,424	187,349
Sonoco Products Co. (Packaging & Containers)	7,904	244,629
SPX Corp. (Miscellaneous Manufacturing)	2,736	360,413
StanCorp Financial Group, Inc. (Insurance)	1,824	85,655
STERIS Corp. (Healthcare-Products)	2,432	69,944
Superior Energy Services, Inc.* (Oil & Gas Services)	2,128	117,338
SVB Financial Group* (Banks)	1,520	73,127
Sybase, Inc.* (Software)	3,952	116,268
Synopsys, Inc.* (Computers)	7,904	188,985
Synovus Financial Corp. (Banks)	26,752	233,545
TCF Financial Corp. (Banks)	8,816	106,056
Tech Data Corp.* (Distribution/Wholesale)	4,560	154,538
Teleflex, Inc. (Miscellaneous Manufacturing)	3,040	168,994
Telephone & Data Systems, Inc. (Telecommunications)	8,512	402,362
Temple-Inland, Inc. (Forest Products & Paper)	8,512	95,930
The Brink’s Co. (Miscellaneous Manufacturing)	2,432	159,101
The Colonial BancGroup, Inc. (Banks)	15,808	69,871
The Macerich Co. (REIT)	5,776	358,863
The Ryland Group, Inc. (Home Builders)	3,344	72,933
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,648	64,095
Thomas & Betts Corp.* (Electronics)	1,824	69,038
Thor Industries, Inc. (Home Builders)	1,216	25,852
Tidewater, Inc. (Oil & Gas Services)	4,560	296,537
Timken Co. (Metal Fabricate/Hardware)	7,600	250,344
Tootsie Roll Industries, Inc. (Food)	1,216	30,558
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,688	232,007
TriQuint Semiconductor, Inc.* (Semiconductors)	11,552	70,005
Tupperware Corp. (Household Products/Wares)	4,864	166,446
UDR, Inc. (REIT)	10,944	244,927
United Rentals, Inc.* (Commercial Services)	6,080	119,229
Unitrin, Inc. (Insurance)	4,256	117,338
Universal Corp. (Agriculture)	2,128	96,228
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,824	115,313
URS Corp.* (Engineering & Construction)	6,384	267,937
Valeant Pharmaceuticals International* (Pharmaceuticals)	7,296	124,835
Valspar Corp. (Chemicals)	8,208	155,213
Varian, Inc.* (Electronics)	1,216	62,089
Vectren Corp. (Gas)	6,080	189,757
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,688	223,847
Vishay Intertechnology, Inc.* (Electronics)	14,896	132,128
Wabtec Corp. (Machinery-Diversified)	2,128	103,463
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,648	127,717
Washington Federal, Inc. (Savings & Loans)	6,992	126,555
Webster Financial Corp. (Banks)	4,256	79,162
Weingarten Realty Investors (REIT)	6,080	184,346
WellCare Health Plans, Inc.* (Healthcare-Services)	1,216	43,958
Werner Enterprises, Inc. (Transportation)	3,648	67,780
Westamerica Bancorp (Banks)	1,216	63,949
Westar Energy, Inc. (Electric)	7,600	163,476
WGL Holdings, Inc. (Gas)	3,952	137,293
Wilmington Trust Corp. (Banks)	5,472	144,680
Wind River Systems, Inc.* (Software)	4,560	49,658
Wisconsin Energy Corp. (Electric)	9,424	426,153
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	5,168	105,944
YRC Worldwide, Inc.* (Transportation)	4,560	67,807
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	2,128	69,458

TOTAL COMMON STOCKS
(Cost $34,011,022)		42,447,645

TOTAL INVESTMENT SECURITIES
(Cost $34,011,022)—99.9%		42,447,645
Net other assets (liabilities)—0.1%		24,811

NET ASSETS—100.0%		$42,472,456

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Mid-Cap Value’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.7%
Agriculture	0.2%
Airlines	0.2%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.9%
Banks	4.2%
Beverages	0.1%
Biotechnology	0.6%
Building Materials	0.4%
Chemicals	4.4%
Coal	1.1%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Commercial Services	4.0%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.2%
Electric	10.2%
Electrical Components & Equipment	0.6%
Electronics	2.0%
Engineering & Construction	2.0%
Entertainment	0.1%
Environmental Control	0.4%
Food	2.0%
Forest Products & Paper	1.2%
Gas	2.6%
Hand/Machine Tools	0.6%
Healthcare-Products	1.6%
Healthcare-Services	1.2%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Insurance	5.2%
Internet	0.2%
Investment Companies	0.4%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.1%
Machinery-Diversified	2.2%
Media	0.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.5%
Office Furnishings	0.2%
Oil & Gas	5.1%
Oil & Gas Services	1.6%
Packaging & Containers	1.0%
Pharmaceuticals	1.5%
Pipelines	1.6%
REIT	10.0%
Retail	3.0%
Savings & Loans	2.0%
Semiconductors	3.2%
Software	2.2%
Telecommunications	3.0%
Textiles	0.3%
Transportation	1.9%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $34,011,022)	$42,447,645
Dividends and interest receivable	56,423
Receivable for investments sold	985,173
Prepaid expenses	384

Total Assets	43,489,625

Liabilities:
Cash overdraft	58,189
Payable for investments purchased	84,978
Payable for capital shares redeemed	791,276
Advisory fees payable	30,063
Management services fees payable	4,009
Administration fees payable	1,497
Administrative services fees payable	16,128
Distribution fees payable	11,573
Trustee fees payable	4
Transfer agency fees payable	4,075
Fund accounting fees payable	2,555
Compliance services fees payable	501
Other accrued expenses	12,321

Total Liabilities	1,017,169

Net Assets	$42,472,456

Net Assets consist of:
Capital	$37,209,316
Accumulated net investment income (loss)	278,111
Accumulated net realized gains (losses) on investments	(3,451,594)
Net unrealized appreciation (depreciation) on investments	8,436,623

Net Assets	$42,472,456

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,456,845

Net Asset Value (offering and redemption price per share)	$29.15

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$723,352
Interest	1,333

Total Investment Income	724,685

Expenses:
Advisory fees	205,479
Management services fees	41,096
Administration fees	8,043
Transfer agency fees	9,816
Administrative services fees	95,735
Distribution fees	68,493
Custody fees	11,084
Fund accounting fees	14,362
Trustee fees	429
Compliance services fees	235
Other fees	18,542

Total Gross Expenses before reductions	473,314
Less Expenses reduced by the Advisor	(26,740)

Total Net Expenses	446,574

Net Investment Income (Loss)	278,111

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,458,272)
Change in net unrealized appreciation/depreciation on investments	(2,073,141)

Net Realized and Unrealized Gains (Losses) on Investments	(5,531,413)

Change in Net Assets Resulting from Operations	$(5,253,302)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$278,111	$(60,868)
Net realized gains (losses) on investments	(3,458,272)	11,501,285
Change in net unrealized appreciation/depreciation on investments	(2,073,141)	(8,346,879)

Change in net assets resulting from operations	(5,253,302)	3,093,538

Distributions to Shareholders From:
Net investment income	—	(343,445)
Net realized gains on investments	—	(1,857,773)

Change in net assets resulting from distributions	—	(2,201,218)

Capital Transactions:
Proceeds from shares issued	45,340,506	283,741,318
Dividends reinvested	—	2,201,218
Value of shares redeemed	(63,034,152)	(326,151,270)

Change in net assets resulting from capital transactions	(17,693,646)	(40,208,734)

Change in net assets	(22,946,948)	(39,316,414)

Net Assets:
Beginning of period	65,419,404	104,735,818

End of period	$42,472,456	$65,419,404

Accumulated net investment income (loss)	$278,111	$—

Share Transactions:
Issued	1,485,320	8,269,647
Reinvested	—	68,340
Redeemed	(2,104,805)	(9,488,364)

Change in shares	(619,485)	(1,150,377)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$31.51		$32.46	$34.73	$34.87	$31.56	$23.25

Investment Activities:
Net investment income (loss)(a)	0.15		(0.02)	0.13	0.01	(0.10)	(0.05)
Net realized and unrealized gains (losses) on investments	(2.51)		0.36	3.69	3.05	5.02	8.36

Total income (loss) from investment activities	(2.36)		0.34	3.82	3.06	4.92	8.31

Distributions to Shareholders From:
Net investment income	—		(0.20)	(0.01)	—	—	—
Net realized gains on investments	—		(1.09)	(6.08)	(3.20)	(1.61)	—

Total distributions	—		(1.29)	(6.09)	(3.20)	(1.61)	—

Net Asset Value, End of Period	$29.15		$31.51	$32.46	$34.73	$34.87	$31.56

Total Return	(7.49	)%(b)	0.97%	12.30%	8.84%	15.96%	35.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.72%	1.76%	1.87%	1.92%	2.08%
Net expenses(c)	1.63%		1.63%	1.70%	1.87%	1.92%	1.98%
Net investment income (loss)(c)	1.02%		(0.07)%	0.37%	0.02%	(0.30)%	(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$42,472		$65,419	$104,736	$99,606	$125,416	$50,575
Portfolio turnover rate(d)	150	%(b)	323%	560%	964%	748%	1,012%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

FMC Technologies, Inc.	1.9%
Cleveland-Cliffs, Inc.	1.8%
Pioneer Natural Resources Co.	1.7%
Denbury Resources, Inc.	1.7%
Newfield Exploration Co.	1.6%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index

Consumer Non-Cyclical	21%
Industrial	20%
Consumer Cyclical	15%
Energy	15%
Technology	9%
Basic Materials	8%
Communications	6%
Financial	5%
Utilities	1%

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (101.0%)
	Shares	Value

ACI Worldwide, Inc.*(^) (Software)	3,906	$68,707
Activision, Inc.*(^) (Software)	18,414	627,365
ADTRAN, Inc. (Telecommunications)	2,790	66,514
Advance Auto Parts, Inc. (Retail)	11,160	433,343
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,674	31,371
Advent Software, Inc.* (Software)	1,116	40,265
Aeropostale, Inc.* (Retail)	7,254	227,268
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,906	351,774
Affymetrix, Inc.* (Biotechnology)	7,812	80,385
AGCO Corp.* (Machinery-Diversified)	5,022	263,203
Airgas, Inc. (Chemicals)	5,022	293,235
AirTran Holdings, Inc.* (Airlines)	4,464	9,107
Albemarle Corp. (Chemicals)	5,580	222,698
Alberto-Culver Co. (Cosmetics/Personal Care)	3,906	102,611
Alliance Data Systems Corp.* (Commercial Services)	8,370	473,323
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,348	340,425
American Eagle Outfitters, Inc. (Retail)	23,436	319,433
American Greetings Corp.—Class A (Household Products/Wares)	3,348	41,314
Ametek, Inc. (Electrical Components & Equipment)	7,254	342,534
Amphenol Corp.—Class A (Electronics)	19,530	876,506
AnnTaylor Stores Corp.* (Retail)	3,348	80,218
Apria Healthcare Group, Inc.* (Healthcare-Services)	5,022	97,377
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,906	163,857
Aqua America, Inc. (Water)	5,580	89,113
Arch Coal, Inc. (Coal)	7,254	544,268
Avnet, Inc.* (Electronics)	8,370	228,334
Avocent Corp.* (Internet)	2,232	41,515
BE Aerospace, Inc.* (Aerospace/Defense)	2,790	64,979
Beckman Coulter, Inc. (Healthcare-Products)	3,906	263,772
Bill Barrett Corp.* (Oil & Gas)	1,116	66,302
BJ’s Wholesale Club, Inc.* (Retail)	3,348	129,568
BorgWarner, Inc. (Auto Parts & Equipment)	7,254	321,933
Brinker International, Inc. (Retail)	6,696	126,554
Broadridge Financial Solutions, Inc. (Software)	7,812	164,443
Brown & Brown, Inc. (Insurance)	12,276	213,480
Cadence Design Systems, Inc.* (Computers)	9,486	95,809
Career Education Corp.* (Commercial Services)	10,044	146,743
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,790	80,910
Carmax, Inc.* (Retail)	9,486	134,606
Carpenter Technology Corp. (Iron/Steel)	3,348	146,140
Cathay Bancorp, Inc. (Banks)	2,232	24,262
CBRL Group, Inc. (Retail)	1,674	41,030
Cephalon, Inc.* (Pharmaceuticals)	4,464	297,704
Cerner Corp.* (Software)	7,254	327,736
CF Industries Holdings, Inc. (Chemicals)	5,022	767,362
Charles River Laboratories International, Inc.* (Biotechnology)	7,254	463,676
Cheesecake Factory, Inc.* (Retail)	7,812	124,289
Chico’s FAS, Inc.* (Retail)	18,972	101,880
Chipotle Mexican Grill, Inc.—Class A* (Retail)	3,348	276,612
ChoicePoint, Inc.* (Commercial Services)	5,022	242,060
Church & Dwight, Inc. (Household Products/Wares)	7,254	408,763
Cimarex Energy Co. (Oil & Gas)	8,928	622,014
Cleveland-Cliffs, Inc. (Iron/Steel)	8,928	1,064,128
Coldwater Creek, Inc.* (Retail)	3,906	20,624
Commerce Bancshares, Inc. (Banks)	2,232	88,521
Commercial Metals Co. (Metal Fabricate/Hardware)	12,834	483,842
Commscope, Inc.* (Telecommunications)	2,790	147,228
Community Health Systems, Inc.* (Healthcare-Services)	10,602	349,654
Copart, Inc.* (Retail)	7,812	334,510
Corinthian Colleges, Inc.* (Commercial Services)	9,486	110,132
Corrections Corp. of America* (Commercial Services)	7,812	214,596
Covance, Inc.* (Healthcare-Services)	6,696	575,990
Crane Co. (Miscellaneous Manufacturing)	2,232	85,999
Cree Research, Inc.* (Semiconductors)	9,486	216,376
Cypress Semiconductor Corp.* (Semiconductors)	5,022	124,295
Cytec Industries, Inc. (Chemicals)	1,674	91,333
Deluxe Corp. (Commercial Services)	2,790	49,718
Denbury Resources, Inc.* (Oil & Gas)	26,784	977,616
DENTSPLY International, Inc. (Healthcare-Products)	10,602	390,154
DeVry, Inc. (Commercial Services)	3,906	209,440
Dick’s Sporting Goods, Inc.* (Retail)	5,580	98,989
Digital River, Inc.* (Internet)	4,464	172,221
Dollar Tree, Inc.* (Retail)	10,044	328,338
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,812	348,728

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	8,370	$249,510
DRS Technologies, Inc. (Aerospace/Defense)	1,674	131,777
DST Systems, Inc.* (Computers)	5,580	307,179
Dun & Bradstreet Corp. (Software)	6,138	537,934
Dycom Industries, Inc.* (Engineering & Construction)	2,232	32,409
Eaton Vance Corp. (Diversified Financial Services)	13,392	532,466
Edwards Lifesciences Corp.* (Healthcare-Products)	3,906	242,328
Encore Acquisition Co.* (Oil & Gas)	6,138	461,516
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	14,508	350,949
Energen Corp. (Gas)	5,022	391,867
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,138	448,626
Equitable Resources, Inc. (Pipelines)	7,254	500,961
Exterran Holdings, Inc.* (Oil & Gas Services)	2,790	199,457
F 5 Networks, Inc.* (Internet)	9,486	269,592
Fair Isaac Corp. (Software)	5,580	115,897
Fastenal Co. (Distribution/Wholesale)	13,950	602,082
FLIR Systems, Inc.* (Electronics)	15,066	611,228
Flowserve Corp. (Machinery-Diversified)	2,790	381,393
FMC Corp. (Chemicals)	3,906	302,481
FMC Technologies, Inc.* (Oil & Gas Services)	13,950	1,073,173
Foundry Networks, Inc.* (Telecommunications)	7,254	85,742
Frontier Oil Corp. (Oil & Gas)	11,718	280,177
Gartner Group, Inc.* (Commercial Services)	7,254	150,303
Gen-Probe, Inc.* (Healthcare-Products)	6,138	291,432
Gentex Corp. (Electronics)	8,928	128,920
Getty Images, Inc.* (Advertising)	5,022	170,396
Global Payments, Inc. (Software)	8,370	390,042
Graco, Inc. (Machinery-Diversified)	6,696	254,917
Granite Construction, Inc. (Engineering & Construction)	1,674	52,781
GUESS?, Inc. (Apparel)	6,138	229,868
Hanesbrands, Inc.* (Apparel)	5,580	151,441
Hansen Natural Corp.* (Beverages)	6,696	192,979
Harris Corp. (Telecommunications)	15,066	760,682
Harsco Corp. (Miscellaneous Manufacturing)	3,906	212,525
Harte-Hanks, Inc. (Advertising)	2,790	31,946
HCC Insurance Holdings, Inc. (Insurance)	8,370	176,942
Health Net, Inc.* (Healthcare-Services)	6,696	161,106
Helmerich & Payne, Inc. (Oil & Gas)	3,906	281,310
Henry Schein, Inc.* (Healthcare-Products)	10,044	517,969
Herman Miller, Inc. (Office Furnishings)	4,464	111,109
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,906	105,384
HNI Corp. (Office Furnishings)	2,232	39,417
Hologic, Inc.* (Healthcare-Products)	27,900	608,220
Hormel Foods Corp. (Food)	3,906	135,187
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,232	12,231
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,232	88,990
IDEX Corp. (Machinery-Diversified)	3,906	143,897
International Speedway Corp. (Entertainment)	2,232	87,115
Invitrogen Corp.* (Biotechnology)	10,044	394,327
ITT Educational Services, Inc.* (Commercial Services)	3,348	276,645
J.B. Hunt Transport Services, Inc. (Transportation)	6,138	204,273
Jack Henry & Associates, Inc. (Computers)	5,022	108,676
Jefferies Group, Inc. (Diversified Financial Services)	5,580	93,856
John Wiley & Sons, Inc. (Media)	5,022	226,141
Jones Lang LaSalle, Inc. (Real Estate)	3,906	235,102
Joy Global, Inc. (Machinery-Construction & Mining)	11,718	888,576
Kansas City Southern Industries, Inc.* (Transportation)	3,906	171,825
KBR, Inc. (Engineering & Construction)	6,696	233,757
Kennametal, Inc. (Hand/Machine Tools)	3,348	108,977
Kinetic Concepts, Inc.* (Healthcare-Products)	6,138	244,968
Korn/Ferry International* (Commercial Services)	5,022	78,996
Lam Research Corp.* (Semiconductors)	7,254	262,232
Lamar Advertising Co.* (Advertising)	3,906	140,733
Lender Processing Services, Inc.*(a) (Diversified Financial Services)	5,022	152,418
Life Time Fitness, Inc.* (Leisure Time)	2,232	65,956
LifePoint Hospitals, Inc.* (Healthcare-Services)	3,906	110,540
Lincare Holdings, Inc.* (Healthcare-Services)	7,812	221,861
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,790	219,573
M.D.C. Holdings, Inc. (Home Builders)	2,232	87,182
Macrovision Solutions Corp.* (Entertainment)	8,928	133,563
Martin Marietta Materials (Building Materials)	2,232	231,213
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	5,022	161,407
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,348	151,530
McAfee, Inc.* (Internet)	17,298	588,651
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	6,138	127,548
Metavante Technologies, Inc.* (Software)	5,580	126,220
Mine Safety Appliances Co. (Environmental Control)	3,348	133,887
Minerals Technologies, Inc. (Chemicals)	1,116	70,966
Mohawk Industries, Inc.* (Textiles)	2,790	178,839
MSC Industrial Direct Co.—Class A (Retail)	3,348	147,680
National Instruments Corp. (Computers)	2,790	79,152
Navigant Consulting Co.* (Commercial Services)	5,022	98,230
NBTY, Inc.* (Pharmaceuticals)	6,138	196,784
NCR Corp.* (Computers)	9,486	239,047
Netflix, Inc.* (Internet)	2,790	72,735
NeuStar, Inc.* (Telecommunications)	3,348	72,183
Newfield Exploration Co.* (Oil & Gas)	14,508	946,647
Nordson Corp. (Machinery-Diversified)	1,674	122,018
NVR, Inc.* (Home Builders)	558	279,045
O’Reilly Automotive, Inc.* (Retail)	12,834	286,840
Oshkosh Truck Corp. (Auto Manufacturers)	5,580	115,450
Overseas Shipholding Group, Inc. (Transportation)	2,232	177,489
Pacific Sunwear of California, Inc.* (Retail)	7,812	66,636
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,906	63,394
Parametric Technology Corp.* (Software)	3,906	65,113
Patterson-UTI Energy, Inc. (Oil & Gas)	9,486	341,875
PDL BioPharma, Inc. (Biotechnology)	7,812	82,963
PepsiAmericas, Inc. (Beverages)	2,790	55,186
Perrigo Co. (Pharmaceuticals)	2,790	88,638
PetSmart, Inc. (Retail)	8,928	178,114
Pharmaceutical Product Development, Inc. (Commercial Services)	11,160	478,764
Phillips-Van Heusen Corp. (Apparel)	2,232	81,736
Pioneer Natural Resources Co. (Oil & Gas)	12,834	1,004,646
Plains Exploration & Production Co.* (Oil & Gas)	6,696	488,607
Plantronics, Inc. (Telecommunications)	5,580	124,546
Polycom, Inc.* (Telecommunications)	5,022	122,336
Potlatch Corp. (Forest Products & Paper)	2,232	100,708
Psychiatric Solutions, Inc.* (Healthcare-Services)	6,138	232,262
Quanta Services, Inc.* (Commercial Services)	5,022	167,082
Quicksilver Resources, Inc.* (Oil & Gas)	11,160	431,222
Raymond James Financial Corp. (Diversified Financial Services)	3,906	103,079
Reliance Steel & Aluminum Co. (Iron/Steel)	4,464	344,130
Republic Services, Inc. (Environmental Control)	9,486	281,734
ResMed, Inc.* (Healthcare-Products)	8,370	299,144
Rollins, Inc. (Commercial Services)	4,464	66,156
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,138	404,371
Ross Stores, Inc. (Retail)	15,066	535,144
Saks, Inc.* (Retail)	5,580	61,268
Scientific Games Corp.—Class A* (Entertainment)	7,254	214,863
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

SEI Investments Co. (Software)	13,950	$328,104
Semtech Corp.* (Semiconductors)	3,348	47,106
Sepracor, Inc.* (Pharmaceuticals)	12,276	244,538
Service Corp. International (Commercial Services)	10,602	104,536
Shaw Group, Inc.* (Engineering & Construction)	3,906	241,352
Silicon Laboratories, Inc.* (Semiconductors)	6,138	221,520
Sotheby’s (Commercial Services)	7,254	191,288
SPX Corp. (Miscellaneous Manufacturing)	2,232	294,021
SRA International, Inc.—Class A* (Computers)	4,464	100,261
StanCorp Financial Group, Inc. (Insurance)	2,790	131,018
Steel Dynamics, Inc. (Iron/Steel)	21,204	828,440
Stericycle, Inc.* (Environmental Control)	9,486	490,426
STERIS Corp. (Healthcare-Products)	3,906	112,337
Strayer Education, Inc. (Commercial Services)	1,674	349,983
Superior Energy Services, Inc.* (Oil & Gas Services)	6,138	338,449
SVB Financial Group* (Banks)	1,674	80,536
Sybase, Inc.* (Software)	4,464	131,331
Synopsys, Inc.* (Computers)	5,022	120,076
Techne Corp.* (Healthcare-Products)	4,464	345,469
Terra Industries, Inc. (Chemicals)	10,044	495,671
The Brink’s Co. (Miscellaneous Manufacturing)	2,232	146,017
The Corporate Executive Board Co. (Commercial Services)	3,906	164,247
The Timberland Co.—Class A* (Apparel)	5,580	91,233
The Warnaco Group, Inc.* (Apparel)	5,022	221,320
Thomas & Betts Corp.* (Electronics)	2,790	105,602
Thor Industries, Inc. (Home Builders)	2,232	47,452
Toll Brothers, Inc.* (Home Builders)	13,950	261,283
Tootsie Roll Industries, Inc. (Food)	1,116	28,045
Trimble Navigation, Ltd.* (Electronics)	13,392	478,094
Under Armour, Inc.—Class A* (Retail)	5,022	128,764
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,348	211,661
Urban Outfitters, Inc.* (Retail)	12,276	382,888
Valassis Communications, Inc.* (Commercial Services)	5,022	62,875
ValueClick, Inc.* (Internet)	10,602	160,620
Varian, Inc.* (Electronics)	1,674	85,474
VCA Antech, Inc.* (Pharmaceuticals)	8,928	248,020
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,580	186,763
W.R. Berkley Corp. (Insurance)	17,856	431,401
Wabtec Corp. (Machinery-Diversified)	2,232	108,520
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	4,464	156,285
WellCare Health Plans, Inc.* (Healthcare-Services)	2,790	100,859
Westamerica Bancorp (Banks)	1,674	88,036
Western Digital Corp.* (Computers)	23,994	828,513
Williams Sonoma, Inc. (Retail)	9,486	188,202
Wind River Systems, Inc.* (Software)	2,232	24,306
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	5,022	163,918

TOTAL COMMON STOCKS
(Cost $45,172,163)		58,231,290

TOTAL INVESTMENT SECURITIES
(Cost $45,172,163)—101.0%		58,231,290
Net other assets (liabilities)—(1.0)%		(598,979)

NET ASSETS—100.0%		$57,632,311

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Mid-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.6%
Aerospace/Defense	0.9%
Airlines	NM
Apparel	1.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.6%
Banks	0.5%
Beverages	0.4%
Biotechnology	2.0%
Building Materials	0.4%
Chemicals	3.9%
Coal	0.9%
Commercial Services	6.4%
Computers	3.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.5%
Electrical Components & Equipment	1.6%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	1.1%
Environmental Control	1.5%
Food	0.2%
Forest Products & Paper	0.2%
Gas	0.7%
Hand/Machine Tools	0.6%
Healthcare-Products	6.1%
Healthcare-Services	3.7%
Home Builders	1.2%
Household Products/Wares	0.8%
Insurance	1.6%
Internet	2.3%
Iron/Steel	4.1%
Leisure Time	0.1%
Machinery-Construction & Mining	1.5%
Machinery-Diversified	2.5%
Media	0.4%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.3%
Oil & Gas	10.1%
Oil & Gas Services	2.8%
Pharmaceuticals	2.7%
Pipelines	0.9%
Real Estate	0.4%
Retail	8.3%
Semiconductors	1.6%
Software	5.1%
Telecommunications	2.3%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.0%
Water	0.2%
Other**	(1.0)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $45,172,163)	$58,231,290
Dividends and interest receivable	19,652
Receivable for capital shares issued	6,855
Receivable for investments sold	37,234
Prepaid expenses	259

Total Assets	58,295,290

Liabilities:
Cash overdraft	172,119
Payable for investments purchased	160,646
Payable for capital shares redeemed	235,593
Advisory fees payable	38,383
Management services fees payable	5,118
Administration fees payable	1,881
Administrative services fees payable	20,137
Distribution fees payable	14,395
Trustee fees payable	5
Transfer agency fees payable	4,365
Fund accounting fees payable	3,210
Compliance services fees payable	538
Other accrued expenses	6,589

Total Liabilities	662,979

Net Assets	$57,632,311

Net Assets consist of:
Capital	$50,066,230
Accumulated net investment income (loss)	(266,248)
Accumulated net realized gains (losses) on investments	(5,226,798)
Net unrealized appreciation (depreciation) on investments	13,059,127

Net Assets	$57,632,311

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,677,850

Net Asset Value (offering and redemption price per share)	$34.35

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$179,387
Interest	1,316

Total Investment Income	180,703

Expenses:
Advisory fees	205,652
Management services fees	41,131
Administration fees	7,743
Transfer agency fees	9,448
Administrative services fees	95,693
Distribution fees	68,551
Custody fees	11,728
Fund accounting fees	13,617
Trustee fees	398
Compliance services fees	246
Other fees	17,772

Total Gross Expenses before reductions	471,979
Less Expenses reduced by the Advisor	(25,028)

Total Net Expenses	446,951

Net Investment Income (Loss)	(266,248)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities Change in net unrealized appreciation/depreciation on investments	(597,250)

Net Realized and Unrealized Gains (Losses) on Investments	(3,753,632)

Change in Net Assets Resulting from Operations	$(4,019,880)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(266,248)	$(501,323)
Net realized gains (losses) on investments	(3,156,382)	6,295,346
Change in net unrealized appreciation/depreciation on investments	(597,250)	673,640

Change in net assets resulting from operations	(4,019,880)	6,467,663

Distributions to Shareholders From:
Net realized gains on investments	—	(6,403,391)

Change in net assets resulting from distributions	—	(6,403,391)

Capital Transactions:
Proceeds from shares issued	111,556,924	489,263,648
Dividends reinvested	—	6,403,391
Value of shares redeemed	(115,207,299)	(497,545,192)

Change in net assets resulting from capital transactions	(3,650,375)	(1,878,153)

Change in net assets	(7,670,255)	(1,813,881)
Net Assets:
Beginning of period	65,302,566	67,116,447

End of period	$57,632,311	$65,302,566

Accumulated net investment income (loss)	$(266,248)	$—

Share Transactions:
Issued	3,246,569	13,269,128
Reinvested	—	185,606
Redeemed	(3,426,853)	(13,535,313)

Change in shares	(180,284)	(80,579)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$35.14		$34.62	$34.84	$32.34	$29.80	$23.36

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.23)	(0.40)	(0.36)	(0.36)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.63)		4.23	1.69	3.95	3.62	6.87

Total income (loss) from investment activities	(0.79)		4.00	1.29	3.59	3.26	6.52

Distributions to Shareholders From:
Net realized gains on investments	—		(3.48)	(1.51)	(1.09)	(0.72)	(0.08)

Net Asset Value, End of Period	$34.35		$35.14	$34.62	$34.84	$32.34	$29.80

Total Return	(2.25	)%(b)	11.74%	3.98%	11.22%	11.08%	27.91%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.78%	1.89%	1.94%	2.02%
Net expenses(c)	1.63%		1.66%	1.76%	1.89%	1.94%	1.98%
Net investment income (loss)(c)	(0.97)%		(0.63)%	(1.13)%	(1.07)%	(1.20)%	(1.31)%

Supplemental Data:
Net assets, end of period (000’s)	$57,632		$65,303	$67,116	$155,722	$75,078	$46,561
Portfolio turnover rate(d)	194	%(b)	616%	685%	943%	792%	678%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Union Co.	1.4%
UGI Corp.	1.3%
Essex Property Trust, Inc.	1.1%
Atmos Energy Corp.	1.0%
Senior Housing Properties Trust	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	21%
Consumer Cyclical	13%
Consumer Non-Cyclical	13%
Utilities	10%
Technology	8%
Energy	5%
Basic Materials	4%
Communications	3%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,120	$8,299
A.H. Belo Corp.—Class A (Media)	1,120	6,384
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,400	40,054
Aaron Rents, Inc. (Commercial Services)	1,680	37,514
ABM Industries, Inc. (Commercial Services)	3,640	80,990
Acadia Realty Trust (REIT)	2,660	61,579
Actel Corp.* (Semiconductors)	2,100	35,385
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,500	168,280
Adaptec, Inc.* (Telecommunications)	9,940	31,808
Administaff, Inc. (Commercial Services)	1,960	54,664
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,940	40,278
Agilysys, Inc. (Computers)	1,820	20,639
Albany International Corp.—Class A (Machinery-Diversified)	1,400	40,600
ALLETE, Inc. (Electric)	2,100	88,200
Alliance One International, Inc.* (Agriculture)	7,280	37,201
Allscripts Healthcare Solutions, Inc.* (Software)	2,520	31,273
Alpharma, Inc.—Class A* (Pharmaceuticals)	3,640	82,009
AMCOL International Corp. (Mining)	700	19,922
American States Water Co. (Water)	1,400	48,916
AMERIGROUP Corp.* (Healthcare-Services)	2,940	61,152
Analogic Corp. (Electronics)	700	44,149
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,400	9,814
Angelica Corp. (Textiles)	840	17,867
Anixter International, Inc.* (Telecommunications)	1,540	91,615
Apogee Enterprises, Inc. (Building Materials)	2,380	38,461
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,080	74,444
Applied Signal Technology, Inc. (Telecommunications)	980	13,387
Arch Chemicals, Inc. (Chemicals)	2,100	69,615
Arctic Cat, Inc. (Leisure Time)	980	7,693
Arkansas Best Corp. (Transportation)	2,100	76,944
ArQule, Inc.* (Biotechnology)	1,820	5,915
Arris Group, Inc.* (Telecommunications)	11,340	95,823
ArthroCare Corp.* (Healthcare-Products)	980	39,994
Astec Industries, Inc.* (Machinery-Construction & Mining)	980	31,497
ATC Technology Corp.* (Auto Parts & Equipment)	980	22,814
ATMI, Inc.* (Semiconductors)	1,680	46,906
Atmos Energy Corp. (Gas)	7,420	204,570
Atwood Oceanics, Inc.* (Oil & Gas)	1,120	139,261
Audiovox Corp.—Class A* (Telecommunications)	1,540	15,123
Avid Technology, Inc.* (Software)	1,260	21,407
Avista Corp. (Electric)	4,340	93,136
Axcelis Technologies, Inc.* (Semiconductors)	8,400	40,992
Baldor Electric Co. (Hand/Machine Tools)	2,520	88,150
Bank Mutual Corp. (Banks)	4,060	40,762
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,500	6,160
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,780	87,280
Bassett Furniture Industries, Inc. (Home Furnishings)	980	11,564
Bel Fuse, Inc.—Class B (Electronics)	420	10,378
Belden, Inc. (Electrical Components & Equipment)	3,780	128,066
Benchmark Electronics, Inc.* (Electronics)	5,880	96,079
Big 5 Sporting Goods Corp. (Retail)	1,820	13,777
Biolase Technology, Inc.* (Healthcare-Products)	840	2,873
BioMed Realty Trust, Inc. (REIT)	5,460	133,934
Black Box Corp. (Telecommunications)	1,400	38,066
Blue Coat Systems, Inc.* (Internet)	1,820	25,680
Blue Nile, Inc.* (Internet)	560	23,811
Boston Private Financial Holdings, Inc. (Banks)	1,540	8,732
Bowne & Co., Inc. (Commercial Services)	1,400	17,850
Brady Corp.—Class A (Electronics)	1,960	67,679
Briggs & Stratton Corp. (Machinery-Diversified)	4,060	51,481
Bristow Group, Inc.* (Transportation)	840	41,572
Brookline Bancorp, Inc. (Savings & Loans)	4,900	46,795
Brooks Automation, Inc.* (Semiconductors)	5,460	45,154
Brown Shoe Co., Inc. (Retail)	3,640	49,322
Brunswick Corp. (Leisure Time)	8,260	87,556
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,220	27,241
Buffalo Wild Wings, Inc.* (Retail)	700	17,381
Building Materials Holding Corp. (Distribution/Wholesale)	2,380	4,213
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,100	17,766
Cabela’s, Inc.* (Retail)	3,220	35,452

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Cabot Microelectronics Corp.* (Chemicals)	840	$27,846
California Pizza Kitchen, Inc.* (Retail)	840	9,400
Cambrex Corp.* (Biotechnology)	2,380	13,971
Captaris, Inc.* (Software)	2,240	9,072
Cascade Bancorp (Banks)	840	6,468
Cascade Corp. (Machinery-Diversified)	420	17,774
Casey’s General Stores, Inc. (Retail)	2,240	51,901
Cash America International, Inc. (Retail)	1,120	34,720
Catapult Communications Corp.* (Computers)	280	1,994
CDI Corp. (Commercial Services)	1,120	28,493
Centene Corp.* (Healthcare-Services)	2,100	35,259
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,880	24,108
Central Pacific Financial Corp. (Banks)	2,520	26,863
Central Vermont Public Service Corp. (Electric)	840	16,271
Century Aluminum Co.* (Mining)	1,540	102,395
CH Energy Group, Inc. (Electric)	1,120	39,838
Champion Enterprises, Inc.* (Home Builders)	6,440	37,674
Charlotte Russe Holding, Inc.* (Retail)	840	14,918
Checkpoint Systems, Inc.* (Electronics)	2,100	43,848
Chemed Corp. (Commercial Services)	840	30,752
Chesapeake Corp.* (Packaging & Containers)	1,680	3,948
Ciber, Inc.* (Computers)	4,480	27,821
CKE Restaurants, Inc. (Retail)	4,480	55,866
Clarcor, Inc. (Miscellaneous Manufacturing)	1,960	68,796
Cleco Corp. (Electric)	4,900	114,317
Cognex Corp. (Machinery-Diversified)	3,640	83,902
Cohu, Inc. (Semiconductors)	1,960	28,773
Colonial Properties Trust (REIT)	3,920	78,478
Columbia Banking System, Inc. (Banks)	1,540	29,768
Community Bank System, Inc. (Banks)	2,520	51,962
CONMED Corp.* (Healthcare-Products)	1,540	40,887
Consolidated Graphics, Inc.* (Commercial Services)	560	27,591
Corus Bankshares, Inc. (Banks)	2,660	11,066
CPI Corp. (Commercial Services)	420	7,867
Cross Country Healthcare, Inc.* (Commercial Services)	2,660	38,331
CryoLife, Inc.* (Biotechnology)	1,540	17,618
CSG Systems International, Inc.* (Software)	1,820	20,056
CTS Corp. (Electronics)	2,940	29,547
Cubic Corp. (Electronics)	560	12,477
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	22,504
Cyberonics, Inc.* (Healthcare-Products)	980	21,266
CyberSource Corp.* (Internet)	2,660	44,502
Cymer, Inc.* (Electronics)	1,540	41,395
Darling International, Inc.* (Environmental Control)	3,920	64,758
Datascope Corp. (Healthcare-Products)	1,120	52,640
Delphi Financial Group, Inc.—Class A (Insurance)	1,120	25,917
DiamondRock Hospitality Co. (REIT)	7,840	85,378
Digi International, Inc.* (Software)	1,120	8,792
Dime Community Bancshares, Inc. (Savings & Loans)	2,100	34,671
DineEquity, Inc. (Retail)	700	26,152
Ditech Networks, Inc.* (Telecommunications)	2,100	4,515
Downey Financial Corp. (Savings & Loans)	1,540	4,266
DSP Group, Inc.* (Semiconductors)	1,400	9,800
East West Bancorp, Inc. (Banks)	1,960	13,838
EastGroup Properties, Inc. (REIT)	1,960	84,084
El Paso Electric Co.* (Electric)	2,380	47,124
Electro Scientific Industries, Inc.* (Electronics)	2,240	31,741
EMCOR Group, Inc.* (Engineering & Construction)	5,320	151,780
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	840	31,366
Entertainment Properties Trust (REIT)	2,380	117,667
Enzo Biochem, Inc.* (Biotechnology)	1,680	18,850
Essex Property Trust, Inc. (REIT)	2,100	223,650
Esterline Technologies Corp.* (Aerospace/Defense)	1,400	68,964
Ethan Allen Interiors, Inc. (Home Furnishings)	2,520	61,992
Exar Corp.* (Semiconductors)	4,060	30,612
Extra Space Storage, Inc. (REIT)	3,360	51,610
FairPoint Communications, Inc. (Telecommunications)	2,240	16,150
FEI Co.* (Electronics)	2,940	66,973
Financial Federal Corp. (Diversified Financial Services)	2,100	46,116
First BanCorp (Banks)	6,300	39,942
First Commonwealth Financial Corp. (Banks)	5,320	49,636
First Financial Bancorp (Banks)	2,520	23,184
First Financial Bankshares, Inc. (Banks)	1,120	51,307
First Midwest Bancorp, Inc. (Banks)	4,060	75,719
FirstFed Financial Corp.* (Savings & Loans)	1,120	9,005
Flagstar Bancorp, Inc. (Savings & Loans)	3,080	9,271
Fleetwood Enterprises, Inc.* (Home Builders)	5,320	13,938
Flowers Foods, Inc. (Food)	1,820	51,579
Forestar Real Estate Group, Inc.* (Real Estate)	1,540	29,337
Fred’s, Inc. (Retail)	3,360	37,766
Frontier Financial Corp. (Banks)	3,500	29,820
Fuller (H.B.) Co. (Chemicals)	4,900	109,956
G&K Services, Inc. (Textiles)	1,680	51,173
Gardner Denver, Inc.* (Machinery-Diversified)	1,680	95,424
GenCorp, Inc.* (Aerospace/Defense)	3,360	24,058
General Communication, Inc.—Class A* (Telecommunications)	1,400	9,618
Genesco, Inc. (Retail)	700	21,609
Gentiva Health Services, Inc.* (Healthcare- Services)	2,240	42,672
Georgia Gulf Corp. (Chemicals)	2,800	8,120
Gerber Scientific, Inc.* (Machinery-Diversified)	1,960	22,305
Gevity HR, Inc. (Commercial Services)	1,960	10,545
Gibraltar Industries, Inc. (Iron/Steel)	2,520	40,244
Glacier Bancorp, Inc. (Banks)	2,380	38,056
Greatbatch, Inc.* (Electrical Components & Equipment)	840	14,532
Griffon Corp.* (Miscellaneous Manufacturing)	2,240	19,622
Group 1 Automotive, Inc. (Retail)	1,820	36,163
Guaranty Financial Group, Inc.* (Savings & Loans)	2,940	15,788
Gulf Island Fabrication, Inc. (Oil & Gas Services)	420	20,551
Hancock Holding Co. (Banks)	1,260	49,505
Hanmi Financial Corp. (Banks)	3,220	16,776
Harmonic, Inc.* (Telecommunications)	7,700	73,227
Haverty Furniture Cos., Inc. (Retail)	1,820	18,273
Healthcare Services Group, Inc. (Commercial Services)	1,680	25,553
HealthSpring, Inc.* (Healthcare-Services)	2,520	42,538
Heidrick & Struggles International, Inc. (Commercial Services)	1,400	38,696
Hilb, Rogal, and Hobbs Co. (Insurance)	1,120	48,675
Hillenbrand, Inc. (Commercial Services)	2,100	44,940
HMS Holdings Corp.* (Commercial Services)	700	15,029
Home Properties, Inc. (REIT)	2,660	127,840
Hot Topic, Inc.* (Retail)	1,540	8,331
Hub Group, Inc.—Class A* (Transportation)	1,680	57,338
Hutchinson Technology, Inc.* (Computers)	980	13,171
Iconix Brand Group, Inc.* (Apparel)	3,360	40,589
II-VI, Inc.* (Electronics)	420	14,666
Independent Bank Corp. (Banks)	1,680	6,720
Informatica Corp.* (Software)	4,340	65,274
Inland Real Estate Corp. (REIT)	4,760	68,639
Insight Enterprises, Inc.* (Retail)	4,060	47,624
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,240	34,115

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	3,080	$38,592
Invacare Corp. (Healthcare-Products)	2,660	54,370
Investment Technology Group, Inc.* (Diversified Financial Services)	1,400	46,844
ION Geophysical Corp.* (Oil & Gas Services)	4,480	78,176
Irwin Financial Corp. (Banks)	1,540	4,143
Itron, Inc.* (Electronics)	980	96,383
J & J Snack Foods Corp. (Food)	560	15,350
Jack in the Box, Inc.* (Retail)	1,820	40,786
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,120	24,472
JDA Software Group, Inc.* (Software)	1,400	25,340
Jo-Ann Stores, Inc.* (Retail)	2,100	48,363
Kaman Corp. (Aerospace/Defense)	2,100	47,796
Kaydon Corp. (Metal Fabricate/Hardware)	1,260	64,777
Keithley Instruments, Inc. (Electronics)	1,120	10,640
Kilroy Realty Corp. (REIT)	2,660	125,100
Kirby Corp.* (Transportation)	1,820	87,360
Kite Realty Group Trust (REIT)	2,380	29,750
Kopin Corp.* (Semiconductors)	3,640	10,447
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,340	31,639
La-Z-Boy, Inc. (Home Furnishings)	4,200	32,130
LaBranche & Co., Inc.* (Diversified Financial Services)	4,480	31,718
Laclede Group, Inc. (Gas)	1,820	73,473
Lance, Inc. (Food)	2,520	47,300
LandAmerica Financial Group, Inc. (Insurance)	1,260	27,959
Landry’s Restaurants, Inc. (Retail)	980	17,611
Lawson Products, Inc. (Metal Fabricate/Hardware)	280	6,938
Lennox International, Inc. (Building Materials)	5,040	145,958
Lexington Corporate Properties Trust (REIT)	5,040	68,695
Libbey, Inc. (Housewares)	1,260	9,374
Lindsay Manufacturing Co. (Machinery-Diversified)	420	35,687
Lithia Motors, Inc.—Class A (Retail)	1,260	6,199
Littelfuse, Inc.* (Electrical Components & Equipment)	980	30,919
Live Nation, Inc.* (Commercial Services)	6,020	63,692
Longs Drug Stores Corp. (Retail)	2,660	112,013
LTC Properties, Inc. (REIT)	1,680	42,941
Lufkin Industries, Inc. (Oil & Gas Services)	560	46,637
Lydall, Inc.* (Miscellaneous Manufacturing)	1,400	17,570
M/I Schottenstein Homes, Inc. (Home Builders)	980	15,415
Magellan Health Services, Inc.* (Healthcare- Services)	1,540	57,026
MagneTek, Inc.* (Electrical Components & Equipment)	1,680	7,106
Maidenform Brands, Inc.* (Apparel)	1,540	20,790
Manhattan Associates, Inc.* (Computers)	840	19,933
ManTech International Corp.—Class A* (Software)	700	33,684
Marcus Corp. (Lodging)	1,820	27,209
MarineMax, Inc.* (Retail)	1,540	11,042
Material Sciences Corp.* (Iron/Steel)	980	7,938
Matrix Service Co.* (Oil & Gas Services)	1,260	29,056
MAXIMUS, Inc. (Commercial Services)	840	29,249
MedCath Corp.* (Healthcare-Services)	1,120	20,138
Medical Properties Trust, Inc. (REIT)	5,320	53,838
Mentor Corp. (Healthcare-Products)	1,260	35,053
Mercury Computer Systems, Inc.* (Computers)	1,120	8,434
Meridian Bioscience, Inc. (Healthcare-Products)	1,260	33,919
Methode Electronics, Inc. (Electronics)	3,080	32,186
Micrel, Inc. (Semiconductors)	4,480	40,992
Microsemi Corp.* (Semiconductors)	3,360	84,605
Mid-America Apartment Communities, Inc. (REIT)	2,100	107,184
Midas, Inc.* (Commercial Services)	840	11,340
MKS Instruments, Inc.* (Semiconductors)	3,780	82,782
Mobile Mini, Inc.* (Storage/Warehousing)	1,260	25,200
Monaco Coach Corp. (Home Builders)	2,520	7,661
Moog, Inc.—Class A* (Aerospace/Defense)	1,680	62,563
Movado Group, Inc. (Retail)	980	19,404
MTS Systems Corp. (Computers)	700	25,116
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,080	99,176
Multimedia Games, Inc.* (Leisure Time)	980	4,332
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,120	9,128
Nash Finch Co. (Food)	1,120	38,382
NATCO Group, Inc.—Class A* (Oil & Gas Services)	700	38,171
National Financial Partners (Diversified Financial Services)	840	16,649
National Penn Bancshares, Inc. (Banks)	6,580	87,382
National Presto Industries, Inc. (Housewares)	420	26,956
National Retail Properties, Inc. (REIT)	5,880	122,892
NCI Building Systems, Inc.* (Building Materials)	1,680	61,706
Neenah Paper, Inc. (Forest Products & Paper)	1,260	21,055
Network Equipment Technologies, Inc.* (Telecommunications)	1,540	5,467
New Jersey Resources Corp. (Gas)	3,360	109,704
Newport Corp.* (Electronics)	3,080	35,081
Northwest Natural Gas Co. (Gas)	2,240	103,622
Novatel Wireless, Inc.* (Telecommunications)	2,660	29,606
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	980	10,476
O’Charley’s, Inc. (Retail)	1,820	18,309
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,540	15,000
OfficeMax, Inc. (Retail)	6,860	95,354
Old Dominion Freight Line, Inc.* (Transportation)	980	29,420
Old National Bancorp (Banks)	5,460	77,860
Olympic Steel, Inc. (Iron/Steel)	280	21,258
OM Group, Inc.* (Chemicals)	2,520	82,631
Omnicell, Inc.* (Software)	1,680	22,142
Omnova Solutions, Inc.* (Chemicals)	3,500	9,730
On Assignment, Inc.* (Commercial Services)	2,940	23,579
Osteotech, Inc.* (Healthcare-Products)	1,400	7,966
Owens & Minor, Inc. (Distribution/Wholesale)	3,360	153,518
Oxford Industries, Inc. (Apparel)	1,260	24,129
PAREXEL International Corp.* (Commercial Services)	2,800	73,668
Park Electrochemical Corp. (Electronics)	1,680	40,841
Parkway Properties, Inc. (REIT)	1,260	42,500
Patriot Coal Corp.* (Coal)	840	128,764
PC-Tel, Inc. (Internet)	1,820	17,454
Peet’s Coffee & Tea, Inc.* (Beverages)	560	11,099
Penford Corp. (Chemicals)	980	14,582
Pennsylvania REIT (REIT)	3,080	71,271
Perficient, Inc.* (Internet)	1,260	12,172
Pericom Semiconductor Corp.* (Semiconductors)	1,400	20,776
Perry Ellis International, Inc.* (Apparel)	560	11,883
PetroQuest Energy, Inc.* (Oil & Gas)	980	26,362
Phase Forward, Inc.* (Software)	2,240	40,253
Phoenix Technologies, Ltd.* (Software)	1,400	15,400
Photon Dynamics, Inc.* (Electronics)	1,400	21,112
Photronics, Inc.* (Semiconductors)	3,500	24,640
Piedmont Natural Gas Co., Inc. (Gas)	6,160	161,146
Pinnacle Entertainment, Inc.* (Entertainment)	4,900	51,401
Pioneer Drilling Co.* (Oil & Gas)	1,960	36,868
Piper Jaffray* (Diversified Financial Services)	1,400	41,062
Planar Systems, Inc.* (Electronics)	980	2,548
Plexus Corp.* (Electronics)	2,520	69,754
PolyOne Corp.* (Chemicals)	7,700	53,669
Presidential Life Corp. (Insurance)	1,820	28,064
ProAssurance Corp.* (Insurance)	980	47,148
Progress Software Corp.* (Software)	1,400	35,798
Prosperity Bancshares, Inc. (Banks)	1,680	44,906
Provident Bankshares Corp. (Banks)	2,660	16,971
PS Business Parks, Inc. (REIT)	1,260	65,016
PSS World Medical, Inc.* (Healthcare-Products)	1,820	29,666
Quaker Chemical Corp. (Chemicals)	840	22,394
Quanex Building Products Corp. (Building Materials)	1,680	24,965

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	3,080	$30,246
Radiant Systems, Inc.* (Computers)	1,400	15,022
Radio One, Inc.—Class D* (Media)	3,080	3,973
RadiSys Corp.* (Computers)	1,120	10,147
Ralcorp Holdings, Inc.* (Food)	700	34,608
RC2 Corp.* (Toys/Games/Hobbies)	560	10,394
Red Robin Gourmet Burgers, Inc.* (Retail)	560	15,534
Regal-Beloit Corp. (Hand/Machine Tools)	2,660	112,385
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,800	40,432
RehabCare Group, Inc.* (Healthcare-Services)	1,400	22,442
Res-Care, Inc.* (Healthcare-Services)	2,100	37,338
Rewards Network, Inc.* (Commercial Services)	980	4,028
RLI Corp. (Insurance)	700	34,629
Robbins & Myers, Inc. (Machinery-Diversified)	1,960	97,745
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,800	83,972
Rogers Corp.* (Electronics)	700	26,313
RTI International Metals, Inc.* (Mining)	980	34,908
Ruby Tuesday, Inc. (Retail)	4,620	24,948
Rudolph Technologies, Inc.* (Semiconductors)	2,380	18,326
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,400	11,158
Ruth’s Hospitality Group, Inc.* (Retail)	840	4,351
Safety Insurance Group, Inc. (Insurance)	1,400	49,910
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,680	11,810
Sanderson Farms, Inc. (Food)	560	19,331
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,960	49,588
School Specialty, Inc.* (Retail)	1,400	41,622
Schulman (A.), Inc. (Chemicals)	2,240	51,587
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,260	21,231
SEACOR SMIT, Inc.* (Oil & Gas Services)	840	75,188
Selective Insurance Group, Inc. (Insurance)	4,340	81,418
Senior Housing Properties Trust (REIT)	9,240	180,457
SI International, Inc.* (Computers)	420	8,795
Signature Bank* (Banks)	1,120	28,851
Skechers U.S.A., Inc.—Class A* (Apparel)	1,680	33,197
Skyline Corp. (Home Builders)	560	13,160
SkyWest, Inc. (Airlines)	2,100	26,565
Skyworks Solutions, Inc.* (Semiconductors)	9,520	93,962
Smith Corp. (Miscellaneous Manufacturing)	1,820	59,751
Sonic Automotive, Inc. (Retail)	2,520	32,483
South Financial Group, Inc. (Banks)	6,020	23,598
South Jersey Industries, Inc. (Gas)	2,380	88,917
Southern Union Co. (Gas)	10,220	276,145
Southwest Gas Corp. (Gas)	3,500	104,055
Sovran Self Storage, Inc. (REIT)	1,820	75,639
Spartan Motors, Inc. (Auto Parts & Equipment)	1,680	12,550
Spartan Stores, Inc. (Food)	1,820	41,860
Spectrum Brands, Inc.* (Household Products/Wares)	3,360	8,568
Spherion Corp.* (Commercial Services)	4,620	21,344
Standard Microsystems Corp.* (Semiconductors)	1,120	30,408
Standard Motor Products, Inc. (Auto Parts & Equipment)	980	7,997
Standex International Corp. (Miscellaneous
Manufacturing)	980	20,325
StarTek, Inc.* (Commercial Services)	980	9,212
Stein Mart, Inc. (Retail)	2,100	9,471
Sterling Bancorp (Banks)	1,540	18,403
Sterling Bancshares, Inc. (Banks)	6,020	54,722
Sterling Financial Corp. (Savings & Loans)	4,200	17,388
Stewart Information Services Corp. (Insurance)	1,540	29,784
Stone Energy Corp.* (Oil & Gas)	1,400	92,274
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,260	8,896
Superior Industries International, Inc. (Auto Parts & Equipment)	1,960	33,085
Supertex, Inc.* (Semiconductors)	560	13,070
Susquehanna Bancshares, Inc. (Banks)	7,000	95,830
Swift Energy Co.* (Oil & Gas)	840	55,490
SWS Group, Inc. (Diversified Financial Services)	1,820	30,230
Sykes Enterprises, Inc.* (Computers)	1,680	31,685
Symmetricom, Inc.* (Telecommunications)	3,780	14,515
Symmetry Medical, Inc.* (Healthcare-Products)	980	15,896
Synaptics, Inc.* (Computers)	980	36,975
SYNNEX Corp.* (Software)	1,400	35,126
Take-Two Interactive Software, Inc.* (Software)	2,800	71,596
Tanger Factory Outlet Centers, Inc. (REIT)	2,520	90,544
Technitrol, Inc. (Electronics)	3,360	57,086
Tetra Tech, Inc.* (Environmental Control)	2,940	66,503
TETRA Technologies, Inc.* (Oil & Gas Services)	1,960	46,472
Texas Industries, Inc. (Building Materials)	1,400	78,582
Texas Roadhouse, Inc.—Class A* (Retail)	1,820	16,325
The Andersons, Inc. (Agriculture)	840	34,196
The Cato Corp.—Class A (Retail)	2,520	35,885
The Children’s Place Retail Stores, Inc.* (Retail)	560	20,216
The E.W. Scripps Co.—Class A* (Entertainment)	5,040	15,473
The Finish Line, Inc.—Class A* (Retail)	4,060	35,322
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,960	44,727
The Hain Celestial Group, Inc.* (Food)	1,680	39,446
The Knot, Inc.* (Internet)	980	9,584
The Men’s Wearhouse, Inc. (Retail)	1,960	31,928
The Nautilus Group, Inc. (Leisure Time)	2,660	13,513
The Navigators Group, Inc.* (Insurance)	560	30,268
The Pep Boys-Manny, Moe & Jack (Retail)	3,360	29,299
The Standard Register Co. (Household Products/Wares)	980	9,241
The Steak n Shake Co.* (Retail)	2,380	15,065
Theragenics Corp.* (Pharmaceuticals)	2,800	10,164
THQ, Inc.* (Software)	2,520	51,055
Tollgrade Communications, Inc.* (Telecommunications)	1,120	5,029
Tower Group, Inc. (Insurance)	840	17,800
Tredegar Corp. (Miscellaneous Manufacturing)	1,960	28,812
TreeHouse Foods, Inc.* (Food)	2,520	61,135
Triarc Cos., Inc. (Retail)	5,180	32,789
Triumph Group, Inc. (Aerospace/Defense)	840	39,564
Tronox, Inc.—Class B (Chemicals)	3,360	10,147
TrueBlue, Inc.* (Commercial Services)	1,680	22,193
TrustCo Bank Corp. NY (Banks)	6,160	45,707
TTM Technologies, Inc.* (Electronics)	1,820	24,042
Tuesday Morning Corp.* (Retail)	2,520	10,357
Tween Brands, Inc.* (Retail)	980	16,131
UGI Corp. (Gas)	8,820	253,222
UIL Holdings Corp. (Electric)	2,100	61,761
Ultratech Stepper, Inc.* (Semiconductors)	1,960	30,419
UMB Financial Corp. (Banks)	2,240	114,845
Umpqua Holdings Corp. (Banks)	4,900	59,437
UniFirst Corp. (Textiles)	1,120	50,019
Unisource Energy Corp. (Electric)	2,940	91,169
United Bankshares, Inc. (Banks)	3,220	73,899
United Community Banks, Inc. (Banks)	3,360	28,661
United Fire & Casualty Co. (Insurance)	1,820	49,013
United Stationers, Inc.* (Distribution/Wholesale)	2,100	77,595
Universal Electronics, Inc.* (Home Furnishings)	560	11,704
Universal Forest Products, Inc. (Building Materials)	1,540	46,138
Valmont Industries, Inc. (Metal Fabricate/Hardware)	700	73,003
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,640	126,745
Veeco Instruments, Inc.* (Semiconductors)	2,660	42,773
Viad Corp. (Commercial Services)	1,680	43,327
Vicor Corp. (Electrical Components & Equipment)	1,120	11,178
ViroPharma, Inc.* (Pharmaceuticals)	2,940	32,516

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Vital Signs, Inc. (Healthcare-Products)	280	$15,898
Volt Information Sciences, Inc.* (Commercial Services)	1,120	13,339
W-H Energy Services, Inc.* (Oil & Gas Services)	840	80,422
Wabash National Corp. (Auto Manufacturers)	2,520	19,051
Watsco, Inc. (Distribution/Wholesale)	2,100	87,780
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,260	66,641
Watts Water Technologies, Inc.—Class A (Electronics)	2,660	66,234
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,200	32,382
WD-40 Co. (Household Products/Wares)	700	20,475
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,400	60,592
Whitney Holding Corp. (Banks)	5,320	97,356
Winnebago Industries, Inc. (Home Builders)	840	8,560
Wintrust Financial Corp. (Banks)	980	23,373
Wolverine World Wide, Inc. (Apparel)	1,680	44,806
Woodward Governor Co. (Electronics)	2,520	89,863
World Fuel Services Corp. (Retail)	980	21,501
Zale Corp.* (Retail)	3,640	68,760
Zep, Inc. (Chemicals)	840	12,499
Zoll Medical Corp.* (Healthcare-Products)	840	28,283

TOTAL COMMON STOCKS
(Cost $15,308,360)		19,589,053

TOTAL INVESTMENT SECURITIES
(Cost $15,308,360)—99.8%		19,589,053
Net other assets (liabilities)—0.2%		40,807

NET ASSETS—100.0%		$19,629,860

* Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Aerospace/Defense	1.2%
Agriculture	0.4%
Airlines	0.1%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.9%
Chemicals	2.5%
Coal	0.7%
Commercial Services	4.1%
Computers	1.1%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	1.4%
Electronics	5.4%
Engineering & Construction	1.0%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.0%
Forest Products & Paper	0.9%
Gas	7.0%
Hand/Machine Tools	1.0%
Healthcare-Products	2.3%
Healthcare-Services	1.7%
Home Builders	0.5%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	2.3%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.7%
Media	NM
Metal Fabricate/Hardware	1.4%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	1.0%
REIT	10.7%
Real Estate	0.1%
Retail	6.9%
Savings & Loans	0.7%
Semiconductors	4.5%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Textiles	0.7%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $15,308,360)	$19,589,053
Dividends and interest receivable	45,715
Receivable for investments sold	872,232
Prepaid expenses	195

Total Assets	20,507,195

Liabilities:
Cash overdraft	116,606
Payable for investments purchased	69,706
Payable for capital shares redeemed	640,381
Advisory fees payable	12,412
Management services fees payable	1,655
Administration fees payable	767
Administrative services fees payable	8,249
Distribution fees payable	6,441
Trustee fees payable	2
Transfer agency fees payable	2,243
Fund accounting fees payable	1,310
Compliance services fees payable	257
Other accrued expenses	17,306

Total Liabilities	877,335

Net Assets	$19,629,860

Net Assets consist of:
Capital	$18,908,474
Accumulated net investment income (loss)	81,010
Accumulated net realized gains (losses) on investments	(3,640,317)
Net unrealized appreciation (depreciation) on investments	4,280,693

Net Assets	$19,629,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	754,149

Net Asset Value (offering and redemption price per share)	$26.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$317,543
Interest	833

Total Investment Income	318,376

Expenses:
Advisory fees	109,541
Management services fees	21,908
Administration fees	5,373
Transfer agency fees	6,506
Administrative services fees	49,495
Distribution fees	36,514
Custody fees	25,861
Fund accounting fees	10,587
Trustee fees	286
Compliance services fees	143
Other fees	12,733

Total Gross Expenses before reductions	278,947
Less Expenses reduced by the Advisor	(41,581)

Total Net Expenses	237,366

Net Investment Income (Loss)	81,010

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,614,899)
Change in net unrealized appreciation/depreciation on investments	(1,874,036)

Net Realized and Unrealized Gains (Losses) on Investments	(3,488,935)

Change in Net Assets Resulting from Operations	$(3,407,925)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$81,010	$(106,508)
Net realized gains (losses) on investments	(1,614,899)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(1,874,036)	(11,726,926)

Change in net assets resulting from operations	(3,407,925)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	—	(5,688,961)

Change in net assets resulting from distributions	—	(5,688,961)

Capital Transactions:
Proceeds from shares issued	46,862,194	166,087,879
Dividends reinvested	—	5,688,961
Value of shares redeemed	(55,794,398)	(233,391,118)

Change in net assets resulting from capital transactions	(8,932,204)	(61,614,278)

Change in net assets	(12,340,129)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$19,629,860	$31,969,989

Accumulated net investment income (loss)	$81,010	$—

Share Transactions:
Issued	1,695,235	4,530,924
Reinvested	—	187,260
Redeemed	(2,050,652)	(6,413,107)

Change in shares	(355,417)	(1,694,923)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.81		$36.64		$32.88	$33.54	$28.97	$21.51

Investment Activities:
Net investment income (loss)(a)	0.08		(0.08)		(0.12)	(0.23)	(0.16)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.86)		(2.27)		5.71	1.59	5.92	7.68

Total income (loss) from investment activities	(2.78)		(2.35)		5.59	1.36	5.76	7.46

Distributions to Shareholders From:
Net realized gains on investments	—		(5.48)		(1.83)	(2.02)	(1.19)	—

Net Asset Value, End of Period	$26.03		$28.81		$36.64	$32.88	$33.54	$28.97

Total Return	(9.65	)%(b)	(7.22)%		17.43%	4.00%	20.12%	34.68%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.76%		1.79%	1.91%	1.95%	2.08%
Net expenses(c)	1.63%		1.63%		1.75%	1.91%	1.95%	1.98%
Net investment income (loss)(c)	0.55%		(0.21)%		(0.34)%	(0.69)%	(0.53)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$19,630		$31,970	$	$102,760	$62,820	$179,162	$147,174
Portfolio turnover rate(d)	163	%(b)	291%		436%	573%	819%	906%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Oceaneering International, Inc.	1.9%
St. Mary Land & Exploration Co.	1.8%
Unit Corp.	1.7%
Helix Energy Solutions Group, Inc.	1.7%
ANSYS, Inc.	1.7%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	22%
Energy	18%
Industrial	18%
Consumer Cyclical	15%
Technology	11%
Financial	8%
Communications	6%
Basic Materials	2%

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.2%)
	Shares	Value

A.H. Belo Corp.—Class A (Media)	658	$3,751
AAR Corp.* (Aerospace/Defense)	4,935	66,771
Aaron Rents, Inc. (Commercial Services)	4,606	102,852
Abaxis, Inc.* (Healthcare-Products)	2,961	71,449
Air Methods Corp.* (Healthcare-Services)	1,316	32,900
Albany International Corp.—Class A (Machinery-Diversified)	1,316	38,164
Allscripts Healthcare Solutions, Inc.* (Software)	3,290	40,829
AMCOL International Corp. (Mining)	1,974	56,180
Amedisys, Inc.* (Healthcare-Services)	3,619	182,470
American Medical Systems Holdings, Inc.* (Healthcare-Products)	9,541	142,638
AMERIGROUP Corp.* (Healthcare-Services)	2,303	47,902
AMN Healthcare Services, Inc.* (Commercial Services)	3,948	66,800
AmSurg Corp.* (Healthcare-Services)	4,277	104,145
Analogic Corp. (Electronics)	658	41,500
Anixter International, Inc.* (Telecommunications)	1,645	97,861
Ansoft Corp.* (Computers)	1,974	71,854
ANSYS, Inc.* (Software)	10,528	496,079
Arbitron, Inc. (Commercial Services)	3,619	171,903
ArQule, Inc.* (Biotechnology)	1,645	5,346
ArthroCare Corp.* (Healthcare-Products)	1,974	80,559
Astec Industries, Inc.* (Machinery-Construction & Mining)	987	31,722
ATC Technology Corp.* (Auto Parts & Equipment)	987	22,977
ATMI, Inc.* (Semiconductors)	1,645	45,928
Atwood Oceanics, Inc.* (Oil & Gas)	1,645	204,539
Avid Technology, Inc.* (Software)	2,632	44,718
Baldor Electric Co. (Hand/Machine Tools)	1,974	69,051
Bankrate, Inc.* (Commercial Services)	1,645	64,270
Basic Energy Services, Inc.* (Oil & Gas Services)	2,961	93,272
Bel Fuse, Inc.—Class B (Electronics)	658	16,259
Biolase Technology, Inc.* (Healthcare-Products)	1,974	6,751
Blackbaud, Inc. (Software)	5,922	126,731
Blue Coat Systems, Inc.* (Internet)	2,303	32,495
Blue Nile, Inc.* (Internet)	987	41,967
Boston Beer Co., Inc.—Class A* (Beverages)	1,316	53,535
Boston Private Financial Holdings, Inc. (Banks)	2,632	14,923
Bowne & Co., Inc. (Commercial Services)	1,316	16,779
Brady Corp.—Class A (Electronics)	3,948	136,324
Brightpoint, Inc.* (Distribution/Wholesale)	6,909	50,436
Bristow Group, Inc.* (Transportation)	1,645	81,411
Brush Engineered Materials, Inc.* (Mining)	2,632$	64,273
Buffalo Wild Wings, Inc.* (Retail)	658	16,338
Cabot Microelectronics Corp.* (Chemicals)	1,974	65,438
CACI International, Inc.—Class A* (Computers)	3,948	180,700
California Pizza Kitchen, Inc.* (Retail)	2,303	25,771
CARBO Ceramics, Inc. (Oil & Gas Services)	2,632	153,577
Cascade Bancorp (Banks)	2,303	17,733
Cascade Corp. (Machinery-Diversified)	658	27,847
Casey’s General Stores, Inc. (Retail)	2,961	68,606
Cash America International, Inc. (Retail)	1,974	61,194
Catapult Communications Corp.* (Computers)	658	4,685
CEC Entertainment, Inc.* (Retail)	3,948	110,583
Centene Corp.* (Healthcare-Services)	2,303	38,667
Century Aluminum Co.* (Mining)	1,316	87,501
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,619	124,132
Charlotte Russe Holding, Inc.* (Retail)	1,974	35,058
Chattem, Inc.* (Cosmetics/Personal Care)	2,632	171,212
Checkpoint Systems, Inc.* (Electronics)	1,974	41,217
Chemed Corp. (Commercial Services)	1,974	72,268
Christopher & Banks Corp. (Retail)	4,606	31,321
Clarcor, Inc. (Miscellaneous Manufacturing)	3,619	127,027
Coinstar, Inc.* (Commercial Services)	3,619	118,377
Comtech Telecommunications Corp.* (Telecommunications)	3,290	161,210
Concur Technologies, Inc.* (Software)	5,593	185,855
CONMED Corp.* (Healthcare-Products)	1,316	34,940
Consolidated Graphics, Inc.* (Commercial Services)	658	32,420
Cooper Cos., Inc. (Healthcare-Products)	5,922	220,002
Crocs, Inc.* (Apparel)	10,857	86,965
CryoLife, Inc.* (Biotechnology)	987	11,291
CSG Systems International, Inc.* (Software)	1,645	18,128
Cubic Corp. (Electronics)	1,316	29,320
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,264	94,015
Curtiss-Wright Corp. (Aerospace/Defense)	5,922	264,950
Cyberonics, Inc.* (Healthcare-Products)	1,316	28,557
CyberSource Corp.* (Internet)	4,935	82,563
Cymer, Inc.* (Electronics)	1,645	44,218
Daktronics, Inc. (Electronics)	4,606	92,903
Darling International, Inc.* (Environmental Control)	3,948	65,221
DealerTrack Holdings, Inc.* (Internet)	3,948	55,706
Deckers Outdoor Corp.* (Apparel)	1,645	228,984

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Delphi Financial Group, Inc.—Class A (Insurance)	3,948	$91,357
Deltic Timber Corp. (Forest Products & Paper)	1,316	70,419
Digi International, Inc.* (Software)	1,645	12,913
DineEquity, Inc. (Retail)	658	24,583
Diodes, Inc.* (Semiconductors)	4,277	118,216
Dionex Corp.* (Electronics)	2,632	174,686
Dress Barn, Inc.* (Retail)	5,922	79,236
Drew Industries, Inc.* (Building Materials)	2,303	36,733
Drill-Quip, Inc.* (Oil & Gas Services)	3,619	227,997
DSP Group, Inc.* (Semiconductors)	1,974	13,818
East West Bancorp, Inc. (Banks)	5,264	37,164
El Paso Electric Co.* (Electric)	2,303	45,599
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,645	61,424
Enzo Biochem, Inc.* (Biotechnology)	1,316	14,766
Epicor Software Corp.* (Software)	7,896	54,561
EPIQ Systems, Inc.* (Software)	4,277	60,733
Esterline Technologies Corp.* (Aerospace/Defense)	1,645	81,033
Extra Space Storage, Inc. (REIT)	3,619	55,588
FactSet Research Systems, Inc. (Computers)	5,593	315,221
FairPoint Communications, Inc. (Telecommunications)	8,225	59,302
FARO Technologies, Inc.* (Electronics)	2,303	57,967
First Cash Financial Services, Inc.* (Retail)	3,948	59,181
First Financial Bankshares, Inc. (Banks)	658	30,143
Flowers Foods, Inc. (Food)	7,238	205,125
Forestar Real Estate Group, Inc.* (Real Estate)	2,303	43,872
Forward Air Corp. (Transportation)	3,948	136,601
Fossil, Inc.* (Household Products/Wares)	6,251	181,717
Gardner Denver, Inc.* (Machinery-Diversified)	4,277	242,934
GenCorp, Inc.* (Aerospace/Defense)	1,974	14,134
General Communication, Inc.—Class A* (Telecommunications)	3,948	27,123
Genesco, Inc. (Retail)	1,974	60,937
Glacier Bancorp, Inc. (Banks)	3,290	52,607
Greatbatch, Inc.* (Electrical Components & Equipment)	1,645	28,459
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,303	86,524
Gulf Island Fabrication, Inc. (Oil & Gas Services)	658	32,196
Haemonetics Corp.* (Healthcare-Products)	3,290	182,463
Hancock Holding Co. (Banks)	1,316	51,706
Headwaters, Inc.* (Energy-Alternate Sources)	5,593	65,830
Healthcare Services Group, Inc. (Commercial Services)	2,961	45,037
HealthExtras, Inc.* (Pharmaceuticals)	4,935	148,741
HealthSpring, Inc.* (Healthcare-Services)	2,303	38,875
Healthways, Inc.* (Healthcare-Services)	4,606	136,338
Heartland Express, Inc. (Transportation)	7,567	112,824
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	12,173	506,884
Hibbett Sports, Inc.* (Retail)	4,277	90,245
Hilb, Rogal, and Hobbs Co. (Insurance)	3,290	142,983
Hillenbrand, Inc. (Commercial Services)	4,935	105,609
HMS Holdings Corp.* (Commercial Services)	1,645	35,318
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,961	167,326
Hot Topic, Inc.* (Retail)	3,290	17,799
Hub Group, Inc.—Class A* (Transportation)	2,303	78,601
Hutchinson Technology, Inc.* (Computers)	1,974	26,531
Iconix Brand Group, Inc.* (Apparel)	1,974	23,846
ICU Medical, Inc.* (Healthcare-Products)	1,645	37,638
IDEXX Laboratories, Inc.* (Healthcare-Products)	8,225	400,886
II-VI, Inc.* (Electronics)	2,303	80,421
Immucor, Inc.* (Healthcare-Products)	9,212	238,407
Infinity Property & Casualty Corp. (Insurance)	2,303	95,621
Informatica Corp.* (Software)	4,606	69,274
Infospace, Inc. (Internet)	4,277	35,627
Integra LifeSciences Holdings* (Biotechnology)	2,303	102,437
Interface, Inc.—Class A (Office Furnishings)	2,303	28,857
Intevac, Inc.* (Machinery-Diversified)	2,961	33,400
inVentiv Health, Inc.* (Advertising)	4,277	118,858
Investment Technology Group, Inc.* (Diversified Financial Services)	3,619	121,092
ION Geophysical Corp.* (Oil & Gas Services)	3,948	68,893
Itron, Inc.* (Electronics)	2,303	226,500
J & J Snack Foods Corp. (Food)	987	27,054
j2 Global Communications, Inc.* (Internet)	6,580	151,340
Jack in the Box, Inc.* (Retail)	5,264	117,966
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,974	43,132
JDA Software Group, Inc.* (Software)	1,316	23,820
Jos.A. Bank Clothiers, Inc.* (Retail)	2,303	61,605
K-Swiss, Inc.—Class A (Apparel)	3,619	53,199
Kaydon Corp. (Metal Fabricate/Hardware)	1,645	84,569
Kendle International, Inc.* (Commercial Services)	1,645	59,763
Kensey Nash Corp.* (Healthcare-Products)	1,645	52,722
Kirby Corp.* (Transportation)	4,277	205,296
Knight Transportation, Inc. (Transportation)	7,567	138,476
Kopin Corp.* (Semiconductors)	3,290	9,442
Landstar System, Inc. (Transportation)	7,238	399,682
LCA-Vision, Inc. (Healthcare-Products)	2,632	12,555
LHC Group, Inc.* (Healthcare-Services)	1,974	45,896
Lindsay Manufacturing Co. (Machinery-Diversified)	987	83,865
Littelfuse, Inc.* (Electrical Components & Equipment)	1,316	41,520
LKQ Corp.* (Distribution/Wholesale)	15,134	273,471
LoJack Corp.* (Electronics)	2,632	20,951
Lufkin Industries, Inc. (Oil & Gas Services)	987	82,197
Magellan Health Services, Inc.* (Healthcare-Services)	2,961	109,646
MagneTek, Inc.* (Electrical Components & Equipment)	1,316	5,567
Manhattan Associates, Inc.* (Computers)	1,974	46,843
Mannatech, Inc. (Pharmaceuticals)	1,974	10,739
ManTech International Corp.—Class A* (Software)	1,645	79,157
Martek Biosciences Corp.* (Biotechnology)	4,277	144,178
Matrix Service Co.* (Oil & Gas Services)	1,645	37,934
MAXIMUS, Inc. (Commercial Services)	987	34,367
Mentor Corp. (Healthcare-Products)	2,303	64,069
Mercury Computer Systems, Inc.* (Computers)	1,316	9,909
Meridian Bioscience, Inc. (Healthcare-Products)	3,290	88,567
Merit Medical Systems, Inc.* (Healthcare-Products)	3,619	53,199
Meritage Homes Corp.* (Home Builders)	3,619	54,900
Micros Systems, Inc.* (Computers)	11,186	341,061
Microsemi Corp.* (Semiconductors)	4,935	124,263
Midas, Inc.* (Commercial Services)	658	8,883
Mobile Mini, Inc.* (Storage/Warehousing)	2,632	52,640
Molina Healthcare, Inc.* (Healthcare-Services)	1,974	48,047
Monarch Casino & Resort, Inc.* (Lodging)	1,974	23,293
Moog, Inc.—Class A* (Aerospace/Defense)	2,961	110,268
Movado Group, Inc. (Retail)	987	19,543
MTS Systems Corp. (Computers)	1,316	47,218
Multimedia Games, Inc.* (Leisure Time)	1,645	7,271
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,974	16,088
Nara Bancorp, Inc. (Banks)	2,961	31,772
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,316	71,761
National Financial Partners (Diversified Financial Services)	3,619	71,729
NETGEAR, Inc.* (Telecommunications)	4,606	63,839
Network Equipment Technologies, Inc.* (Telecommunications)	987	3,504
NewMarket Corp. (Chemicals)	1,974	130,738
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,645	17,585
Nutri/System, Inc. (Commercial Services)	4,277	60,477
Oceaneering International, Inc.* (Oil & Gas Services)	7,238	557,688
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,974	19,227
Old Dominion Freight Line, Inc.* (Transportation)	2,303	69,136
Olympic Steel, Inc. (Iron/Steel)	658	49,955

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Omnicell, Inc.* (Software)	1,974	$26,017
optionsXpress Holdings, Inc. (Diversified Financial Services)	5,922	132,297
Orbital Sciences Corp.* (Aerospace/Defense)	7,896	186,030
P.F. Chang’s China Bistro, Inc.* (Retail)	3,619	80,848
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,303	22,984
Panera Bread Co.—Class A* (Retail)	4,277	197,854
Papa John’s International, Inc.* (Retail)	2,632	69,985
PAREXEL International Corp.* (Commercial Services)	2,632	69,248
Patriot Coal Corp.* (Coal)	2,303	353,027
Pediatrix Medical Group, Inc.* (Healthcare-Services)	6,580	323,933
Peet’s Coffee & Tea, Inc.* (Beverages)	658	13,042
Penn Virginia Corp. (Oil & Gas)	5,593	421,824
Perficient, Inc.* (Internet)	1,974	19,069
Pericom Semiconductor Corp.* (Semiconductors)	1,316	19,529
Perry Ellis International, Inc.* (Apparel)	658	13,963
PetMed Express, Inc.* (Pharmaceuticals)	3,290	40,303
Petroleum Development* (Oil & Gas)	1,974	131,251
PetroQuest Energy, Inc.* (Oil & Gas)	3,948	106,201
Pharmanet Development Group, Inc.* (Commercial Services)	2,632	41,507
PharMerica Corp.* (Pharmaceuticals)	3,948	89,185
Phase Forward, Inc.* (Software)	1,974	35,473
Philadelphia Consolidated Holding Corp.* (Insurance)	7,896	268,227
Phoenix Technologies, Ltd.* (Software)	1,316	14,476
Pioneer Drilling Co.* (Oil & Gas)	3,619	68,073
Planar Systems, Inc.* (Electronics)	987	2,566
Plexus Corp.* (Electronics)	2,303	63,747
Polaris Industries, Inc. (Leisure Time)	4,606	185,990
Pool Corp. (Distribution/Wholesale)	6,251	111,018
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,974	74,025
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,316	53,456
PrivateBancorp, Inc. (Banks)	3,290	99,950
ProAssurance Corp.* (Insurance)	2,961	142,454
Progress Software Corp.* (Software)	3,290	84,125
Prosperity Bancshares, Inc. (Banks)	2,303	61,559
PSS World Medical, Inc.* (Healthcare-Products)	5,593	91,166
Quality Systems, Inc. (Software)	2,303	67,432
Quanex Building Products Corp. (Building Materials)	1,974	29,334
Quiksilver, Inc.* (Apparel)	11,515	113,077
Radiant Systems, Inc.* (Computers)	1,316	14,121
Radio One, Inc.—Class D* (Media)	5,922	7,639
RadiSys Corp.* (Computers)	1,316	11,923
Ralcorp Holdings, Inc.* (Food)	2,303	113,860
RC2 Corp.* (Toys/Games/Hobbies)	1,645	30,531
Red Robin Gourmet Burgers, Inc.* (Retail)	1,316	36,506
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,277	61,760
Rewards Network, Inc.* (Commercial Services)	1,974	8,113
RLI Corp. (Insurance)	1,316	65,103
Robbins & Myers, Inc. (Machinery-Diversified)	1,316	65,629
Rogers Corp.* (Electronics)	1,316	49,468
RTI International Metals, Inc.* (Mining)	1,316	46,876
Ruth’s Hospitality Group, Inc.* (Retail)	1,316	6,817
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,619	25,442
Sanderson Farms, Inc. (Food)	1,316	45,428
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,632	66,590
ScanSource, Inc.* (Distribution/Wholesale)	3,290	88,040
Sciele Pharma, Inc. (Pharmaceuticals)	4,606	89,126
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,645	147,244
Secure Computing Corp.* (Internet)	7,567	31,327
Select Comfort Corp.* (Retail)	6,251	10,252
Shuffle Master, Inc.* (Entertainment)	4,606	22,754
SI International, Inc.* (Computers)	1,316	27,557
Signature Bank* (Banks)	1,974	50,850
Simpson Manufacturing Co., Inc. (Building Materials)	4,935	117,157
Skechers U.S.A., Inc.—Class A* (Apparel)	1,645	32,505
SkyWest, Inc. (Airlines)	4,935	62,428
Skyworks Solutions, Inc.* (Semiconductors)	6,251	61,697
Smith Micro Software, Inc.* (Software)	3,948	22,504
Sonic Corp.* (Retail)	8,225	121,730
Sonic Solutions* (Electronics)	3,619	21,569
Spartan Motors, Inc. (Auto Parts & Equipment)	1,645	12,288
SPSS, Inc.* (Software)	2,632	95,726
St. Mary Land & Exploration Co. (Oil & Gas)	8,225	531,664
Stage Stores, Inc. (Retail)	5,593	65,270
Stamps.com, Inc.* (Internet)	2,303	28,741
Standard Microsystems Corp.* (Semiconductors)	1,316	35,729
Standard Pacific Corp. (Home Builders)	8,554	28,913
Stone Energy Corp.* (Oil & Gas)	1,645	108,422
Stratasys, Inc.* (Computers)	2,961	54,660
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	987	6,968
Sunrise Assisted Living, Inc.* (Healthcare-Services)	5,922	133,127
Superior Well Services, Inc.* (Oil & Gas Services)	1,974	62,596
Supertex, Inc.* (Semiconductors)	987	23,037
SurModics, Inc.* (Healthcare-Products)	1,974	88,514
Swift Energy Co.* (Oil & Gas)	2,632	173,870
Sykes Enterprises, Inc.* (Computers)	1,645	31,025
Symmetry Medical, Inc.* (Healthcare-Products)	2,961	48,027
Synaptics, Inc.* (Computers)	1,974	74,479
Take-Two Interactive Software, Inc.* (Software)	5,264	134,600
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,606	224,727
Tetra Tech, Inc.* (Environmental Control)	2,961	66,978
TETRA Technologies, Inc.* (Oil & Gas Services)	6,580	156,012
Texas Industries, Inc. (Building Materials)	1,316	73,867
Texas Roadhouse, Inc.—Class A* (Retail)	4,277	38,365
The Andersons, Inc. (Agriculture)	987	40,181
The Children’s Place Retail Stores, Inc.* (Retail)	2,303	83,138
The E.W. Scripps Co.* (Entertainment)	2,961	9,090
The Gymboree Corp.* (Apparel)	3,948	158,196
The Hain Celestial Group, Inc.* (Food)	2,632	61,799
The Knot, Inc.* (Internet)	1,974	19,306
The Men’s Wearhouse, Inc. (Retail)	3,948	64,313
The Navigators Group, Inc.* (Insurance)	987	53,347
THQ, Inc.* (Software)	4,606	93,318
Toro Co. (Housewares)	5,264	175,133
Tower Group, Inc. (Insurance)	1,316	27,886
Tractor Supply Co.* (Retail)	4,606	133,758
TradeStation Group, Inc.* (Diversified Financial Services)	3,948	40,072
Triumph Group, Inc. (Aerospace/Defense)	987	46,488
TrueBlue, Inc.* (Commercial Services)	2,961	39,115
TTM Technologies, Inc.* (Electronics)	2,632	34,769
Tween Brands, Inc.* (Retail)	1,645	27,077
Tyler Technologies, Inc.* (Computers)	4,606	62,503
UCBH Holdings, Inc. (Banks)	13,818	31,091
UMB Financial Corp. (Banks)	1,316	67,471
Unit Corp.* (Oil & Gas)	6,251	518,645
United Natural Foods, Inc.* (Food)	5,593	108,952
United Online, Inc. (Internet)	8,883	89,096
Universal Electronics, Inc.* (Home Furnishings)	987	20,628
Universal Technical Institute, Inc.* (Commercial Services)	2,632	32,795
USANA Health Sciences, Inc.* (Pharmaceuticals)	987	26,521
Valmont Industries, Inc. (Metal Fabricate/Hardware)	987	102,934

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,277	$148,925
ViaSat, Inc.* (Telecommunications)	3,619	73,140
Vicor Corp. (Electrical Components & Equipment)	658	6,567
ViroPharma, Inc.* (Pharmaceuticals)	4,606	50,942
Vital Signs, Inc. (Healthcare-Products)	658	37,361
Volcom, Inc.* (Apparel)	1,974	47,238
W-H Energy Services, Inc.* (Oil & Gas Services)	2,961	283,486
Waste Connections, Inc.* (Environmental Control)	9,212	294,139
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	3,619	191,409
WD-40 Co. (Household Products/Wares)	987	28,870
Websense, Inc.* (Internet)	5,922	99,726
West Pharmaceutical Services, Inc. (Healthcare- Products)	1,974	85,435
Wilshire Bancorp, Inc. (Banks)	2,303	19,737
Winnebago Industries, Inc. (Home Builders)	2,632	26,820
Wintrust Financial Corp. (Banks)	1,316	31,387
WMS Industries, Inc.* (Leisure Time)	5,593	166,504
Wolverine World Wide, Inc. (Apparel)	4,277	114,068
Woodward Governor Co. (Electronics)	3,290	117,321
World Acceptance Corp.* (Diversified Financial Services)	2,303	77,542
World Fuel Services Corp. (Retail)	2,303	50,528
Wright Express Corp.* (Commercial Services)	5,264	130,547
Zenith National Insurance Corp. (Insurance)	4,935	173,515
Zep, Inc. (Chemicals)	1,316	19,582
Zoll Medical Corp.* (Healthcare-Products)	1,316	44,310
Zumiez, Inc.* (Retail)	2,303	38,184

TOTAL COMMON STOCKS
(Cost $20,913,953)		29,969,433

TOTAL INVESTMENT SECURITIES
(Cost $20,913,953)—100.2%		29,969,433
Net other assets (liabilities)—(0.2)%		(56,942)

NET ASSETS—100.0%		$29,912,491

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.4%
Aerospace/Defense	3.4%
Agriculture	0.1%
Airlines	0.2%
Apparel	3.0%
Auto Parts & Equipment	0.1%
Banks	2.1%
Beverages	0.5%
Biotechnology	1.3%
Building Materials	0.8%
Chemicals	0.7%
Coal	1.2%
Commercial Services	5.0%
Computers	4.4%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	4.3%
Energy-Alternate Sources	0.2%
Entertainment	0.1%
Environmental Control	1.4%
Food	2.0%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare-Products	7.0%
Healthcare-Services	4.3%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.6%
Insurance	3.6%
Internet	2.3%
Iron/Steel	0.2%
Leisure Time	1.2%
Lodging	0.1%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	1.6%
Media	NM
Metal Fabricate/Hardware	0.6%
Mining	0.9%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.1%
Oil & Gas	7.6%
Oil & Gas Services	8.8%
Pharmaceuticals	2.0%
REIT	0.2%
Real Estate	0.1%
Retail	6.4%
Semiconductors	2.0%
Software	6.1%
Storage/Warehousing	0.2%
Telecommunications	1.5%
Toys/Games/Hobbies	0.2%
Transportation	4.2%
Others**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $20,913,953)	$29,969,433
Dividends and interest receivable	11,972
Receivable for capital shares issued	1,613,178
Receivable for investments sold	2,492
Prepaid expenses	217

Total Assets	31,597,292

Liabilities:
Cash overdraft	23,732
Payable for investments purchased	1,589,314
Payable for capital shares redeemed	3,908
Advisory fees payable	20,445
Management services fees payable	2,726
Administration fees payable	1,086
Administrative services fees payable	11,359
Distribution fees payable	9,211
Trustee fees payable	3
Transfer agency fees payable	2,735
Fund accounting fees payable	1,853
Compliance services fees payable	346
Other accrued expenses	18,083

Total Liabilities	1,684,801

Net Assets	$29,912,491

Net Assets consist of:
Capital	$23,656,906
Accumulated net investment income (loss)	(166,074)
Accumulated net realized gains (losses) on investments	(2,633,821)
Net unrealized appreciation (depreciation) on investments	9,055,480

Net Assets	$29,912,491

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,124,550

Net Asset Value (offering and redemption price per share)	$26.60

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$128,468
Interest	647

Total Investment Income	129,115

Expenses:
Advisory fees	135,790
Management services fees	27,158
Administration fees	6,347
Transfer agency fees	7,725
Administrative services fees	60,044
Distribution fees	45,263
Custody fees	19,721
Fund accounting fees	11,786
Trustee fees	329
Compliance services fees	81
Other fees	15,002

Total Gross Expenses before reductions	329,246
Less Expenses reduced by the Advisor	(34,057)

Total Net Expenses	295,189

Net Investment Income (Loss)	(166,074)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,609,898
Change in net unrealized appreciation/depreciation on investments	(4,314,487)

Net Realized and Unrealized Gains (Losses) on Investments	(2,704,589)

Change in Net Assets Resulting from Operations	$(2,870,663)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(166,074)	$(965,741)
Net realized gains (losses) on investments	1,609,898	4,396,163
Change in net unrealized appreciation/depreciation on investments	(4,314,487)	(5,126,761)

Change in net assets resulting from operations	(2,870,663)	(1,696,339)

Distributions to Shareholders From:
Net realized gains on investments	—	(11,842,921)

Change in net assets resulting from distributions	—	(11,842,921)

Capital Transactions:
Proceeds from shares issued	52,052,807	356,897,440
Dividends reinvested	—	11,842,921
Value of shares redeemed	(58,768,398)	(397,181,770)

Change in net assets resulting from capital transactions	(6,715,591)	(28,441,409)

Change in net assets	(9,586,254)	(41,980,669)
Net Assets:
Beginning of period	39,498,745	81,479,414

End of period	$29,912,491	$39,498,745

Accumulated net investment income (loss)	$(166,074)	$—

Share Transactions:
Issued	1,929,142	10,681,112
Reinvested	—	403,507
Redeemed	(2,196,504)	(12,197,570)

Change in shares	(267,362)	(1,112,951)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.38		$32.53	$38.80	$36.08	$31.35	$23.34

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.42)	(0.51)	(0.38)	(0.44)	(0.37)
Net realized and unrealized gains (losses) on investments	(1.66)		1.93 (b)	3.31	3.10	6.57	8.38

Total income (loss) from investment activities	(1.78)		1.51	2.80	2.72	6.13	8.01

Distributions to Shareholders From:
Net realized gains on investments	—		(5.66)	(9.07)	—	(1.40)	—

Net Asset Value, End of Period	$26.60		$28.38	$32.53	$38.80	$36.08	$31.35

Total Return	(6.27	)%(c)	4.06%	8.65%	7.54%	19.80%	34.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.82%		1.73%	1.79%	1.85%	1.90%	2.00%
Net expenses(d)	1.63%		1.67%	1.77%	1.85%	1.90%	1.98%
Net investment income (loss)(d)	(0.92)%		(1.26)%	(1.31)%	(1.03)%	(1.32)%	(1.36)%

Supplemental Data:
Net assets, end of period (000’s)	$29,912		$39,499	$81,479	$186,934	$210,984	$153,401
Portfolio turnover rate(e)	149	%(c)	454%	472%	585%	979%	785%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Company, Ltd.	15.9%
China Mobile, Ltd.	10.9%
BHP Billiton, Ltd.	7.0%
China Petroleum and Chemical Corp.	6.4%
China Life Insurance Co., Ltd.	5.2%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Energy	39%
Communications	24%
Basic Materials	13%
Financial	11%
Technology	7%
Industrial	4%
Consumer Non-Cyclical	2%

Country Breakdown

China	52%
Hong Kong	16%
Taiwan	9%
India	6%
South Korea	8%
Australia	7%
Singapore	2%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks† (99.0%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	86,592	$2,471,336
AU Optronics Corp. (Electronics)	142,967	2,264,597
Baidu.com, Inc.* (Internet)	7,216	2,258,319
BHP Billiton, Ltd. (Mining)	94,259	8,029,924
Canadian Solar, Inc.* (Energy-Alternate Sources)	54,571	2,193,208
China Life Insurance Co., Ltd. (Insurance)	115,456	6,024,494
China Mobile, Ltd. (Telecommunications)	187,616	12,560,891
China Petroleum and Chemical Corp. (Oil & Gas)	78,925	7,331,343
Chunghwa Telecom Co., Ltd. (Telecommunications)	125,647	3,187,664
CNOOC, Ltd. (Oil & Gas)	29,766	5,165,592
Ctrip.com International, Ltd. (Internet)	37,884	1,734,330
Flextronics International, Ltd.* (Electronics)	237,226	2,229,924
Focus Media Holding, Ltd.* (Advertising)	60,434	1,675,230
HDFC Bank, Ltd. (Banks)	25,256	1,809,845
ICICI Bank, Ltd. (Banks)	73,964	2,127,205
Infosys Technologies, Ltd. (Software)	74,415	3,234,076
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	97,867	1,649,059
Kookmin Bank (Banks)	48,257	2,823,517
LDK Solar Company, Ltd.* (Energy-Alternate Sources)	65,395	2,477,163
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,570	1,844,319
PetroChina Company, Ltd. (Oil & Gas)	142,065	18,306,496
POSCO (Iron/Steel)	30,668	3,980,093
SINA Corp.* (Internet)	44,198	1,880,625
SK Telecom Co., Ltd. (Telecommunications)	123,123	2,557,265
Sohu.com, Inc.* (Internet)	28,413	2,001,412
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	136,653	2,391,427
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	54,571	2,044,230
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	399,135	4,354,563
Trina Solar, Ltd.* (Energy-Alternate Sources)	51,865	1,589,144
United Microelectronics Corp. (Semiconductors)	355	1,037
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	94,259	1,500,603

TOTAL COMMON STOCKS
(Cost $70,503,992)		113,698,931

TOTAL INVESTMENT SECURITIES
(Cost $70,503,992)—99.0%		113,698,931
Net other assets (liabilities)—1.0%		1,170,651

NET ASSETS—100.0%		$114,869,582

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	1.5%
Banks	6.0%
Commercial Services	1.6%
Electronics	3.9%
Energy-Alternate Sources	12.1%
Insurance	5.2%
Internet	6.8%
Iron/Steel	3.5%
Mining	9.1%
Oil & Gas	26.8%
Semiconductors	3.8%
Software	2.8%
Telecommunications	15.9%
Other**	1.0%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Australia	7.0%
China	51.8%
Hong Kong	15.4%
India	6.2%
South Korea	8.2%
Singapore	1.9%
Taiwan	8.5%
Other**	1.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $70,503,992)	$113,698,931
Dividends and interest receivable	385,901
Receivable for capital shares issued	10,082
Receivable for investments sold	2,520,408
Prepaid expenses	718

Total Assets	116,616,040

Liabilities:
Cash overdraft	669,305
Payable for capital shares redeemed	822,469
Advisory fees payable	85,667
Management services fees payable	11,422
Administration fees payable	3,817
Administrative services fees payable	43,559
Distribution fees payable	41,035
Trustee fees payable	11
Transfer agency fees payable	10,790
Fund accounting fees payable	6,514
Compliance services fees payable	1,313
Other accrued expenses	50,556

Total Liabilities	1,746,458

Net Assets	$114,869,582

Net Assets consist of:
Capital	$58,696,230
Accumulated net investment income (loss)	1,241,994
Accumulated net realized gains (losses) on investments	11,736,419
Net unrealized appreciation (depreciation) on investments	43,194,939

Net Assets	$114,869,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,586,632

Net Asset Value (offering and redemption price per share)	$72.40

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,858,554
Interest	13,060
Foreign tax withholding	(117,688)

Total Investment Income	1,753,926

Expenses:
Advisory fees	594,035
Management services fees	118,808
Administration fees	24,610
Transfer agency fees	30,070
Administrative services fees	248,672
Distribution fees	198,012
Custody fees	18,824
Fund accounting fees	41,487
Trustee fees	1,344
Compliance services fees	302
Other fees	56,232

Total Gross Expenses before reductions	1,332,396
Less Expenses reduced by the Advisor	(41,357)

Total Net Expenses	1,291,039

Net Investment Income (Loss)	462,887

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	17,614,267
Net realized gains (losses) on futures contracts	(7,139)
Change in net unrealized appreciation/depreciation on investments	(63,947,529)

Net Realized and Unrealized Gains (Losses) on Investments	(46,340,401)

Change in Net Assets Resulting from Operations	$(45,877,514)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$462,887	$779,107
Net realized gains (losses) on investments	17,607,128	2,800,445
Change in net unrealized appreciation/depreciation on investments	(63,947,529)	57,098,613

Change in net assets resulting from operations	(45,877,514)	60,678,165

Distributions to Shareholders From:
Net investment income	—	(138,700)

Change in net assets resulting from distributions	—	(138,700)

Capital Transactions:
Proceeds from shares issued	171,976,595	472,362,242
Dividends reinvested	—	138,700
Value of shares redeemed	(268,503,751)	(457,943,272)

Change in net assets resulting from capital transactions	(96,527,156)	14,557,670

Change in net assets	(142,404,670)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$114,869,582	$257,274,252

Accumulated net investment income (loss)	$1,241,994	$779,107

Share Transactions:
Issued	2,192,141	5,994,880
Reinvested	—	1,791
Redeemed	(3,433,604)	(6,125,475)

Change in shares	(1,241,463)	(128,804)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006		For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$90.97		$61.61	$44.47		$37.30	$38.76	$23.51

Investment Activities:
Net investment income (loss)(a)	0.23		0.32	0.07		0.40	0.11	0.17
Net realized and unrealized gains (losses) on investments	(18.80)		29.10	17.34		6.87	(0.38)	15.09

Total income (loss) from investment activities	(18.57)		29.42	17.41		7.27	(0.27)	15.26

Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.27)		(0.10)	(0.12)	(0.01)
Net realized gains on investments	—		—	—		—	(1.07)	—

Total distributions	—		(0.06)	(0.27)		(0.10)	(1.19)	(0.01)

Net Asset Value, End of Period	$72.40		$90.97	$61.61		$44.47	$37.30	$38.76

Total Return	(20.41	)%(b)	47.74%	39.29%		19.51%	(0.54)%	64.92%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.65%	1.71%		1.82%	1.86%	1.93%
Net expenses(c)	1.63%		1.60%	1.68	%(d)	1.82%	1.86%	1.93%
Net investment income (loss)(c)	0.59%		0.42%	0.13%		0.97%	0.29%	0.54%

Supplemental Data:
Net assets, end of period (000’s)	$114,870		$257,274	$182,177		$73,464	$41,545	$49,138
Portfolio turnover rate(e)	102	%(b)	214%	161%		256%	473%	831%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.0%
BP Amoco PLC	6.1%
Total Fina SA	5.9%
HSBC Holdings PLC	5.2%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	26%
Energy	19%
Communications	13%
Industrial	13%
Financial	12%
Basic Materials	9%
Technology	5%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	36%
Switzerland	15%
Germany	12%
France	11%
Luxembourg	10%
Netherlands	7%
Finland	3%
Ireland	3%
Greece	2%
Sweden	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd.* (Engineering & Construction)	70,152	$1,986,705
Alcatel SA* (Telecommunications)	197,816	1,194,809
Alcon, Inc. (Healthcare-Products)	12,008	1,954,782
ArcelorMittal (Iron/Steel)	32,232	3,193,224
ASML Holding NV (Semiconductors)	48,032	1,171,981
AstraZeneca PLC (Pharmaceuticals)	50,560	2,150,317
BP Amoco PLC (Oil & Gas)	60,672	4,220,951
Chicago Bridge & Iron Co. NV (Engineering & Construction)	29,704	1,182,813
Credit Suisse Group (Diversified Financial Services)	39,184	1,775,427
DaimlerChrysler AG (Auto Manufacturers)	28,440	1,753,895
Deutsche Bank AG (Banks)	17,696	1,510,353
DryShips, Inc. (Transportation)	13,272	1,064,149
Elan Corp. PLC* (Pharmaceuticals)	50,560	1,797,408
GlaxoSmithKline PLC (Pharmaceuticals)	65,728	2,906,492
HSBC Holdings PLC (Banks)	46,768	3,587,105
Millicom International Cellular SA (Telecommunications)	12,008	1,242,828
Nokia OYJ (Telecommunications)	97,328	2,384,536
Novartis AG (Pharmaceuticals)	62,568	3,443,743
Rio Tinto PLC (Mining)	5,688	2,815,560
Royal Dutch Shell PLC—Class A (Oil & Gas)	59,408	4,854,228
Sanofi-Aventis (Pharmaceuticals)	71,416	2,373,154
SAP AG (Software)	41,712	2,173,612
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	27,176	1,335,157
Siemens AG (Miscellaneous Manufacturing)	23,384	2,575,280
Telefonaktiebolaget LM Ericsson (Telecommunications)	67,624	703,290
Tenaris SA (Iron/Steel)	30,336	2,260,032
Total Fina SA (Oil & Gas)	48,032	4,095,689
UBS AG* (Diversified Financial Services)	69,520	1,436,283
Unilever NV (Food)	80,264	2,279,497
Vodafone Group PLC (Telecommunications)	113,128	3,332,751

TOTAL COMMON STOCKS
(Cost $43,313,309)		68,756,051

Repurchase Agreements (0.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $68,004 (Collateralized by $66,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $69,433)	$68,000	68,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $47,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $47,554)	46,000	46,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $73,004 (Collateralized by $75,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $76,763)	73,000	73,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $80,005 (Collateralized by $81,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $82,586)	$80,000	$80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $267,000)		267,000

TOTAL INVESTMENT SECURITIES
(Cost $43,580,309)—100.2%		69,023,051
Net other assets (liabilities)—(0.2)%		(128,321)

NET ASSETS—100.0%		$68,894,730

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Auto Manufacturers	2.6%
Banks	7.4%
Diversified Financial Services	4.7%
Engineering & Construction	4.6%
Food	3.3%
Healthcare-Products	2.8%
Iron/Steel	7.9%
Mining	4.1%
Miscellaneous Manufacturing	3.7%
Oil & Gas	19.2%
Pharmaceuticals	20.3%
Semiconductors	1.7%
Software	3.2%
Telecommunications	12.8%
Transportation	1.5%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Finland	3.5%
France	11.1%
Germany	11.6%
Greece	1.5%
Ireland	2.6%
Luxembourg	9.7%
Netherlands	6.7%
Sweden	1.0%
Switzerland	15.4%
United Kingdom	36.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $43,313,309)	$68,756,051
Repurchase agreements, at cost	267,000

Total Investment Securities	69,023,051
Dividends and interest receivable	359,954
Receivable for capital shares issued	46,992
Receivable for investments sold	565,306
Prepaid expenses	451

Total Assets	69,995,754

Liabilities:
Cash overdraft	18,637
Payable for investments purchased	4,969
Payable for capital shares redeemed	909,331
Advisory fees payable	52,400
Management services fees payable	6,987
Administration fees payable	2,340
Administrative services fees payable	31,852
Distribution fees payable	28,735
Trustee fees payable	6
Transfer agency fees payable	6,354
Fund accounting fees payable	3,993
Compliance services fees payable	767
Other accrued expenses	34,653

Total Liabilities	1,101,024

Net Assets	$68,894,730

Net Assets consist of:
Capital	$58,180,781
Accumulated net investment income (loss)	2,576,573
Accumulated net realized gains (losses) on investments	(17,305,366)
Net unrealized appreciation (depreciation) on investments	25,442,742

Net Assets	$68,894,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,120,467

Net Asset Value (offering and redemption price per share)	$32.49

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$2,212,235
Interest	3,877
Foreign tax withholding	(227,572)

Total Investment Income	1,988,540

Expenses:
Advisory fees	329,714
Management services fees	65,943
Administration fees	13,776
Transfer agency fees	16,828
Administrative services fees	136,062
Distribution fees	109,905
Custody fees	7,775
Fund accounting fees	23,271
Trustee fees	734
Compliance services fees	71
Other fees	35,563

Total Gross Expenses before reductions	739,642
Less Expenses reduced by the Advisor	(23,063)

Total Net Expenses	716,579

Net Investment Income (Loss)	1,271,961

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,984,202
Net realized gains (losses) on futures contracts	14,480
Change in net unrealized appreciation/depreciation on investments	(19,792,610)

Net Realized and Unrealized Gains (Losses) on Investments	(11,793,928)

Change in Net Assets Resulting from Operations	$(10,521,967)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,271,961	$1,304,612
Net realized gains (losses) on investments	7,998,682	9,611,333
Change in net unrealized appreciation/depreciation on investments	(19,792,610)	3,106,070

Change in net assets resulting from operations	(10,521,967)	14,022,015

Distributions to Shareholders From:
Net investment income	—	(2,790,426)
Net realized gains on investments	—	(1,137,286)

Change in net assets resulting from distributions	—	(3,927,712)

Capital Transactions:
Proceeds from shares issued	104,499,991	428,613,665
Dividends reinvested	—	3,927,712
Value of shares redeemed	(156,804,769)	(470,938,634)

Change in net assets resulting from capital transactions	(52,304,778)	(38,397,257)

Change in net assets	(62,826,745)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$68,894,730	$131,721,475

Accumulated net investment income (loss)	$2,576,573	$1,304,612

Share Transactions:
Issued	3,154,672	12,425,191
Reinvested	—	113,847
Redeemed	(4,741,383)	(13,834,466)

Change in shares	(1,586,711)	(1,295,428)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$35.53		$31.99	$27.96	$28.28	$24.96	$18.01

Investment Activities:
Net investment income (loss)(a)	0.47		0.31	0.64	0.13	0.03	0.05
Net realized and unrealized gains (losses) on investments	(3.51)		4.33	4.18	2.14	3.53	6.92

Total income (loss) from investment activities	(3.04)		4.64	4.82	2.27	3.56	6.97

Distributions to Shareholders From:
Net investment income	—		(0.78)	(0.12)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		(0.32)	(0.67)	(2.55)	(0.21)	—

Total distributions	—		(1.10)	(0.79)	(2.59)	(0.24)	(0.02)

Net Asset Value, End of Period	$32.49		$35.53	$31.99	$27.96	$28.28	$24.96

Total Return	(8.56	)%(b)	14.58%	17.51%	8.09%	14.32%	38.73%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.66%	1.69%	1.76%	1.78%	1.91%
Net expenses(c)	1.63%		1.61%	1.66%	1.76%	1.78%	1.91%
Net investment income (loss)(c)	2.90%		0.88%	2.12%	0.45%	0.12%	0.25%

Supplemental Data:
Net Assets, end of period (000’s)	$68,895		$131,721	$160,024	$120,469	$140,608	$142,019
Portfolio turnover rate(d)	103	%(b)	280%	172%	230%	319%	376%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	5%
Swap Agreements	95%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financials	25%
Industrials	12%
Basic Materials	12%
Consumer Discretionary	10%
Energy	9%
Consumer Staples	8%
Health Care	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	21%
Japan	21%
Other	13%
France	11%
Germany	9%
Switzerland	7%
Australia	7%
Spain	4%
Italy	4%
Netherlands	3%

PROFUNDS VP ProFund VP International (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (100.1%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,022 (Collateralized by $387,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $407,131)	$398,000	$398,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,023 (Collateralized by $402,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $406,743)	398,000	398,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,024 (Collateralized by $400,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $409,403)	398,000	398,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $397,025 (Collateralized by $399,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $406,814)	397,000	397,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,017 (Collateralized by $398,845 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $405,960)	398,000	398,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,989,000)		1,989,000

TOTAL INVESTMENT SECURITIES
(Cost $1,989,000)—100.1%		1,989,000
Net other assets (liabilities)—(0.1)%		(2,861)

NET ASSETS—100.0%		$1,986,139

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/19/08 (Underlying notional amount at value $98,460)	1	$(4,552)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 7/28/08	$1,891,256	$10,673

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,989,000
Cash	376
Segregated cash balances with brokers for futures contracts	6,116
Interest receivable	111
Unrealized gain on swap agreements	10,673
Variation margin on futures contracts	610
Prepaid expenses	3

Total Assets	2,006,889

Liabilities:
Payable for capital shares redeemed	16,259
Advisory fees payable	1,107
Management services fees payable	148
Administration fees payable	49
Administrative services fees payable	702
Distribution fees payable	798
Transfer agency fees payable	105
Fund accounting fees payable	83
Compliance services fees payable	12
Other accrued expenses	1,487

Total Liabilities	20,750

Net Assets	$1,986,139

Net Assets consist of:
Capital	$2,727,263
Accumulated net investment income (loss)	22,696
Accumulated net realized gains (losses) on investments	(769,941)
Net unrealized appreciation (depreciation) on investments	6,121

Net Assets	$1,986,139

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	74,065

Net Asset Value (offering and redemption price per share)	$26.82

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$11,907

Expenses:
Advisory fees	3,722
Management services fees	744
Administration fees	329
Transfer agency fees	311
Administrative services fees	969
Distribution fees	1,241
Custody fees	1,766
Fund accounting fees	430
Trustee fees	13
Compliance services fees	12
Other fees	722

Total Gross Expenses before reductions	10,259
Less Expenses reduced by the Advisor	(2,170)

Total Net Expenses	8,089

Net Investment Income (Loss)	3,818

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(9,339)
Net realized gains (losses) on swap agreements	(169,132)
Change in net unrealized appreciation/depreciation on investments	3,543

Net Realized and Unrealized Gains (Losses) on Investments	(174,928)

Change in Net Assets Resulting from Operations	$(171,110)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets

	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$3,818	$18,237
Net realized gains (losses) on investments	(178,471)	(591,470)
Change in net unrealized appreciation/depreciation on investments	3,543	2,578

Change in net assets resulting from operations	(171,110)	(570,655)

Capital Transactions:
Proceeds from shares issued	2,967,874	11,125,476
Value of shares redeemed	(1,293,785)	(10,071,661)

Change in net assets resulting from capital transactions	1,674,089	1,053,815

Change in net assets	1,502,979	483,160
Net Assets:
Beginning of period	483,160	—

End of period	$1,986,139	$483,160

Accumulated net investment income (loss)	$22,696	$18,878

Share Transactions:
Issued	104,994	352,247
Redeemed	(46,678)	(336,498)

Change in shares	58,316	15,749

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$30.68		$30.00

Investment Activities:
Net investment income (loss)(b)	0.11		0.30
Net realized and unrealized gains (losses) on investments	(3.97)		0.38	(c)

Total income (loss) from investment activities	(3.86)		0.68

Net Asset Value, End of Period	$26.82		$30.68

Total Return	(12.58	)%(d)	2.27	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.07%		1.76%
Net expenses(e)	1.63%		1.63%
Net investment income (loss)(e)	0.77%		2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,986		$483
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	27%
Basic Materials	20%
Communications	19%
Financial	14%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	1%

Country Breakdown

Brazil	37%
Hong Kong	10%
Mexico	9%
South Korea	9%
China	8%
Taiwan	8%
Other	6%
India	5%
South Korea	4%
Israel	4%

PROFUNDS VP ProFund VP Emerging Markets	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (99.2%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,156 (Collateralized by $2,731,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,873,059)	$2,816,000	$2,816,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,164 (Collateralized by $2,840,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,873,505)	2,816,000	2,816,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,170 (Collateralized by $2,799,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–3/5/09, market value $2,875,352)	2,816,000	2,816,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,813,176 (Collateralized by $2,856,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,874,874)	2,813,000	2,813,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,121 (Collateralized by $2,858,486 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $2,872,798)	2,816,000	2,816,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,077,000)		14,077,000

TOTAL INVESTMENT SECURITIES
(Cost $14,077,000)—99.2%		14,077,000
Net other assets (liabilities)—0.8%		108,222

NET ASSETS—100.0%		$14,185,222

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 7/28/08	$14,212,906	$152,216

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$14,077,000
Cash	319
Interest receivable	788
Unrealized gain on swap agreements	152,216
Receivable for capital shares issued	17,899
Prepaid expenses	11

Total Assets	14,248,233

Liabilities:
Payable for capital shares redeemed	27,710
Advisory fees payable	10,037
Management services fees payable	1,338
Administration fees payable	440
Administrative services fees payable	7,609
Distribution fees payable	7,638
Trustee fees payable	1
Transfer agency fees payable	1,106
Fund accounting fees payable	750
Compliance services fees payable	89
Other accrued expenses	6,293

Total Liabilities	63,011

Net Assets	$14,185,222

Net Assets consist of:
Capital	$15,672,064
Accumulated net investment income (loss)	78,207
Accumulated net realized gains (losses) on investments	(1,717,265)
Net unrealized appreciation (depreciation) on investments	152,216

Net Assets	$14,185,222

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	435,762

Net Asset Value (offering and redemption price per share)	$32.55

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$84,120

Expenses:
Advisory fees	27,662
Management services fees	5,533
Administration fees	1,726
Transfer agency fees	2,028
Administrative services fees	8,903
Distribution fees	9,221
Custody fees	1,357
Fund accounting fees	2,808
Trustee fees	88
Compliance services fees	150
Other fees	4,814

Total Gross Expenses before reductions	64,290
Less Expenses reduced by the Advisor	(4,425)

Total Net Expenses	59,865

Net Investment Income (Loss)	24,255

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(1,720,154)
Change in net unrealized appreciation/depreciation on investments	173,978

Net Realized and Unrealized Gains (Losses) on Investments	(1,546,176)

Change in Net Assets Resulting from Operations	$(1,521,921)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$24,255	$51,405
Net realized gains (losses) on investments	(1,720,154)	2,889
Change in net unrealized appreciation/depreciation on investments	173,978	(21,762)

Change in net assets resulting from operations	(1,521,921)	32,532

Capital Transactions:
Proceeds from shares issued	28,253,970	13,780,856
Value of shares redeemed	(15,871,403)	(10,488,812)

Change in net assets resulting from capital transactions	12,382,567	3,292,044

Change in net assets	10,860,646	3,324,576
Net Assets:
Beginning of period	3,324,576	—

End of period	$14,185,222	$3,324,576

Accumulated net investment income (loss)	$78,207	$53,952

Share Transactions:
Issued	820,663	403,944
Redeemed	(479,550)	(309,295)

Change in shares	341,113	94,649

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$35.13		$30.00

Investment Activities:
Net investment income (loss)(b)	0.11		0.35
Net realized and unrealized gains (losses) on investments	(2.69)		4.78	(c)

Total income (loss) from investment activities	(2.58)		5.13

Net Asset Value, End of Period	$32.55		$35.13

Total Return	(7.32	)%(d)	17.07	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.68%
Net expenses(e)	1.62%		1.63%
Net investment income (loss)(e)	0.66%		3.09%

Supplemental Data:
Net assets, end of period (000’s)	$14,185		$3,325
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008
Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	99%
Option	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	23%
Consumer Non-Cyclical	17%
Technology	10%
Financial	8%
Basic Materials	6%
Communications	6%
Energy	1%
Utilities	1%

PROFUNDS VP ProFund VP Japan	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (92.7%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,158 (Collateralized by $2,749,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,891,995)	$2,835,000	$2,835,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,165 (Collateralized by $2,858,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,891,718)	2,835,000	2,835,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,171 (Collateralized by $2,812,000 Federal Home Loan Mortgage Corp., 4.75%, 3/5/09, market value $2,892,349)	2,835,000	2,835,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,832,177 (Collateralized by $2,885,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,891,889)	2,832,000	2,832,000
UMB, 1.55%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,122 (Collateralized by $2,890,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $2,892,408)	2,835,000	2,835,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,172,000)		14,172,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option 8500 expiring July 2008	50	$625

TOTAL OPTIONS PURCHASED
(Cost $1,450)		625

TOTAL INVESTMENT SECURITIES
(Cost $14,173,450)—92.7%		14,172,625
Net other assets (liabilities)—7.3%		1,114,852

NET ASSETS—100.0%		$15,287,477

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/12/08 (Underlying notional amount at value $15,204,375)	225	$(863,278)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $1,450)	$625
Repurchase agreements, at cost	14,172,000

Total Investment Securities	14,172,625
Segregated cash balances with brokers for futures contracts	1,097,364
Interest receivable	793
Receivable for capital shares issued	86,830
Prepaid expenses	166

Total Assets	15,357,778

Liabilities:
Cash overdraft	870
Payable for capital shares redeemed	2,321
Variation margin on futures contracts	39,375
Advisory fees payable	10,440
Management services fees payable	1,392
Administration fees payable	470
Administrative services fees payable	5,473
Distribution fees payable	3,976
Trustee fees payable	1
Transfer agency fees payable	1,202
Fund accounting fees payable	803
Compliance services fees payable	157
Other accrued expenses	3,821

Total Liabilities	70,301

Net Assets	$15,287,477

Net Assets consist of:
Capital	$23,593,937
Accumulated net investment income (loss)	1,854,603
Accumulated net realized gains (losses) on investments	(9,296,960)
Net unrealized appreciation (depreciation) on investments	(864,103)

Net Assets	$15,287,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	713,249

Net Asset Value (offering and redemption price per share)	$21.43

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$225,344

Expenses:
Advisory fees	65,136
Management services fees	13,027
Administration fees	2,557
Transfer agency fees	3,033
Administrative services fees	30,026
Distribution fees	21,712
Custody fees	990
Fund accounting fees	4,175
Trustee fees	132
Other fees	5,441

Total Gross Expenses before reductions	146,229
Less Expenses reduced by the Advisor	(4,667)

Total Net Expenses	141,562

Net Investment Income (Loss)	83,782

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,750)
Net realized gains (losses) on futures contracts	(3,273,070)
Change in net unrealized appreciation/depreciation on investments	588,820

Net Realized and Unrealized Gains (Losses) on Investments	(2,690,000)

Change in Net Assets Resulting from Operations	$(2,606,218)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$83,782	$1,770,821
Net realized gains (losses) on investments	(3,278,820)	(481,948)
Change in net unrealized appreciation/depreciation on investments	588,820	(4,596,574)

Change in net assets resulting from operations	(2,606,218)	(3,307,701)

Distributions to Shareholders From:
Net investment income	—	(2,406,260)

Change in net assets resulting from distributions	—	(2,406,260)

Capital Transactions:
Proceeds from shares issued	41,627,385	134,013,228
Dividends reinvested	—	2,406,260
Value of shares redeemed	(48,835,464)	(173,630,835)

Change in net assets resulting from capital transactions	(7,208,079)	(37,211,347)

Change in net assets	(9,814,297)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082
End of period	$15,287,477	$25,101,774

Accumulated net investment income (loss)	$1,854,603	$1,770,821

Share Transactions:
Issued	1,914,695	4,671,235
Reinvested	—	94,959
Redeemed	(2,239,587)	(6,107,463)

Change in shares	(324,892)	(1,341,269)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.18		$28.59	$39.15	$27.62	$27.84	$21.96

Investment Activities:
Net investment income (loss)(a)	0.10		0.98	1.10	0.49	(0.21)	(0.28)
Net realized and unrealized gains (losses) on investments	(2.85)		(3.76)	1.77	11.04	2.20	6.16

Total income (loss) from investment activities	(2.75)		(2.78)	2.87	11.53	1.99	5.88

Distributions to Shareholders From:
Net investment income	—		(1.63)	(0.44)	—	—	—
Net realized gains on investments	—		—	(12.99)	—	(2.21)	—

Total distributions	—		(1.63)	(13.43)	—	(2.21)	—

Net Asset Value, End of Period	$21.43		$24.18	$28.59	$39.15	$27.62	$27.84

Total Return	(11.34	)%(b	(9.99)%	10.86%	41.78%	7.56%	26.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.68%	1.73%	1.83%	1.85%	1.95%
Net expenses(c)	1.63%		1.63%	1.70%	1.83%	1.85%	1.95%
Net investment income (loss)(c)	0.97%		3.44%	3.06%	1.52%	(0.72)%	(1.12)%
Supplemental Data:
Net assets, end of period (000’s)	$15,287		$25,102	$68,027	$129,155	$27,659	$25,188
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	3%
Swap Agreements	121%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.2%
General Electric Co.	1.8%
Microsoft Corp.	1.5%
ChevronTexaco Corp.	1.4%
AT&T, Inc.	1.4%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks (75.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,441	$100,279
Abbott Laboratories (Pharmaceuticals)	3,146	166,644
Abercrombie & Fitch Co.—Class A (Retail)	176	11,032
ACE, Ltd.ADR (Insurance)	682	37,571
Adobe Systems, Inc.* (Software)	1,089	42,896
Advanced Micro Devices, Inc.* (Semiconductors)	1,232	7,183
Aetna, Inc. (Healthcare-Services)	990	40,125
Affiliated Computer Services, Inc.—Class A*(Computers)	198	10,591
AFLAC, Inc. (Insurance)	968	60,790
Agilent Technologies, Inc.* (Electronics)	737	26,193
Air Products & Chemicals, Inc. (Chemicals)	429	42,411
AK Steel Holding Corp. (Iron/Steel)	220	15,180
Akamai Technologies, Inc.* (Internet)	341	11,863
Alcoa, Inc. (Mining)	1,661	59,165
Allegheny Energy, Inc. (Electric)	341	17,088
Allegheny Technologies, Inc. (Iron/Steel)	209	12,390
Allergan, Inc. (Pharmaceuticals)	627	32,635
Allied Waste Industries, Inc.* (Environmental Control)	693	8,746
Allstate Corp. (Insurance)	1,122	51,152
Altera Corp. (Semiconductors)	616	12,751
Altria Group, Inc. (Agriculture)	4,268	87,750
Amazon.com, Inc.* (Internet)	627	45,978
Ameren Corp. (Electric)	429	18,117
American Capital Strategies, Ltd. (Investment Companies)	418	9,936
American Electric Power, Inc. (Electric)	814	32,747
American Express Co. (Diversified Financial Services)	2,365	89,090
American International Group, Inc. (Insurance)	5,478	144,948
American Tower Corp.* (Telecommunications)	803	33,927
Ameriprise Financial, Inc. (Diversified Financial Services)	451	18,342
AmerisourceBergen Corp. (Pharmaceuticals)	330	13,197
Amgen, Inc.* (Biotechnology)	2,222	104,790
Anadarko Petroleum Corp. (Oil & Gas)	957	71,622
Analog Devices, Inc. (Semiconductors)	594	18,871
Anheuser-Busch Cos., Inc. (Beverages)	1,452	90,198
AON Corp. (Insurance)	605	27,794
Apache Corp. (Oil & Gas)	682	94,798
Apartment Investment and Management Co.—Class A (REIT)	187	6,369
Apollo Group, Inc.—Class A* (Commercial Services)	286	12,658
Apple Computer, Inc.* (Computers)	1,793	300,220
Applera Corp.—Applied Biosystems Group (Electronics)	341	11,417
Applied Materials, Inc. (Semiconductors)	2,761	52,707
Archer-Daniels-Midland Co. (Agriculture)	1,309	44,179
Ashland, Inc. (Chemicals)	110	5,302
Assurant, Inc. (Insurance)	198	13,060
AT&T, Inc. (Telecommunications)	12,111	408,020
Autodesk, Inc.* (Software)	451	15,248
Automatic Data Processing, Inc. (Software)	1,056	44,246
AutoNation, Inc.* (Retail)	275	2,756
AutoZone, Inc.* (Retail)	88	10,649
Avalonbay Communities, Inc. (REIT)	154	13,731
Avery Dennison Corp. (Household Products/Wares)	220	9,665
Avon Products, Inc. (Cosmetics/Personal Care)	869	31,301
Baker Hughes, Inc. (Oil & Gas Services)	627	54,762
Ball Corp. (Packaging & Containers)	198	9,453
Bank of America Corp. (Banks)	9,075	216,620
Bank of New York Mellon Corp. (Banks)	2,332	88,220
Bard (C.R.), Inc. (Healthcare-Products)	198	17,414
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	220	9,918
Baxter International, Inc. (Healthcare-Products)	1,276	81,587
BB&T Corp. (Banks)	1,111	25,297
Becton, Dickinson & Co. (Healthcare-Products)	495	40,243
Bed Bath & Beyond, Inc.* (Retail)	528	14,837
Bemis Co., Inc. (Packaging & Containers)	198	4,439
Best Buy Co., Inc. (Retail)	704	27,878
Big Lots, Inc.* (Retail)	165	5,155
Biogen Idec, Inc.* (Biotechnology)	594	33,199
BJ Services Co. (Oil & Gas Services)	594	18,972
Black & Decker Corp. (Hand/Machine Tools)	121	6,959
BMC Software, Inc.* (Software)	385	13,860
Boeing Co. (Aerospace/Defense)	1,529	100,486
Boston Properties, Inc. (REIT)	242	21,833
Boston Scientific Corp.* (Healthcare-Products)	2,750	33,798
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,037	82,880
Broadcom Corp.—Class A* (Semiconductors)	913	24,916

See accompanying notes to the financial statements.
98

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Brown-Forman Corp. (Beverages)	176	$13,300
Burlington Northern Santa Fe Corp. (Transportation)	594	59,335
C.H. Robinson Worldwide, Inc. (Transportation)	352	19,304
CA, Inc. (Software)	792	18,287
Cabot Oil & Gas Corp. (Oil & Gas)	198	13,411
Cameron International Corp.* (Oil & Gas Services)	440	24,354
Campbell Soup Co. (Food)	440	14,722
Capital One Financial Corp. (Diversified Financial Services)	770	29,268
Cardinal Health, Inc. (Pharmaceuticals)	726	37,447
Carnival Corp.—Class AADR (Leisure Time)	891	29,367
Caterpillar, Inc. (Machinery-Construction & Mining)	1,254	92,570
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	352	6,758
CBS Corp.—Class B (Media)	1,386	27,013
Celgene Corp.* (Biotechnology)	891	56,908
CenterPoint Energy, Inc. (Electric)	671	10,770
Centex Corp. (Home Builders)	253	3,383
CenturyTel, Inc. (Telecommunications)	220	7,830
Chesapeake Energy Corp. (Oil & Gas)	979	64,575
ChevronTexaco Corp. (Oil & Gas)	4,213	417,635
Chubb Corp. (Insurance)	748	36,659
Ciena Corp.* (Telecommunications)	187	4,333
CIGNA Corp. (Insurance)	572	20,243
Cincinnati Financial Corp. (Insurance)	330	8,382
Cintas Corp. (Textiles)	264	6,999
Cisco Systems, Inc.* (Telecommunications)	12,045	280,167
CIT Group, Inc. (Diversified Financial Services)	572	3,895
Citigroup, Inc. (Diversified Financial Services)	11,099	186,019
Citizens Communications Co. (Telecommunications)	660	7,484
Citrix Systems, Inc.* (Software)	374	10,999
Clear Channel Communications, Inc. (Media)	1,012	35,622
Clorox Co. (Household Products/Wares)	286	14,929
CME Group, Inc. (Diversified Financial Services)	110	42,151
CMS Energy Corp. (Electric)	462	6,884
Coach, Inc.* (Apparel)	693	20,014
Coca-Cola Co. (Beverages)	4,070	211,559
Coca-Cola Enterprises, Inc. (Beverages)	583	10,086
Cognizant Technology Solutions Corp.* (Computers)	594	19,311
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,034	71,449
Comcast Corp.—Special Class A (Media)	6,039	114,560
Comerica, Inc. (Banks)	308	7,894
Computer Sciences Corp.* (Computers)	308	14,427
Compuware Corp.* (Software)	528	5,037
ConAgra Foods, Inc. (Food)	990	19,087
ConocoPhillips (Oil & Gas)	3,146	296,951
CONSOL Energy, Inc. (Coal)	374	42,026
Consolidated Edison, Inc. (Electric)	561	21,929
Constellation Brands, Inc.* (Beverages)	396	7,865
Constellation Energy Group, Inc. (Electric)	363	29,802
Convergys Corp.* (Commercial Services)	253	3,760
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	352	13,904
Corning, Inc. (Telecommunications)	3,212	74,037
Costco Wholesale Corp. (Retail)	880	61,723
Coventry Health Care, Inc.* (Healthcare-Services)	308	9,369
Covidien, Ltd.ADR (Healthcare-Products)	1,023	48,991
CSX Corp. (Transportation)	825	51,818
Cummins, Inc. (Machinery-Diversified)	418	27,387
CVS Corp. (Retail)	2,915	115,347
D.R. Horton, Inc. (Home Builders)	561	6,087
Danaher Corp. (Miscellaneous Manufacturing)	517	39,964
Darden Restaurants, Inc. (Retail)	286	9,135
Dean Foods Co.* (Food)	308	6,043
Deere & Co. (Machinery-Diversified)	880	63,474
Dell, Inc.* (Computers)	4,114	90,014
Developers Diversified Realty Corp. (REIT)	242	8,400
Devon Energy Corp. (Oil & Gas)	913	109,706
Dillards, Inc.—Class A (Retail)	121	1,400
DIRECTV Group, Inc.* (Media)	1,452	37,621
Discover Financial Services (Diversified Financial Services)	979	12,893
Dominion Resources, Inc. (Electric)	1,177	55,896
Dover Corp. (Miscellaneous Manufacturing)	385	18,622
DTE Energy Co. (Electric)	330	14,005
Du Pont (Chemicals)	1,837	78,789
Duke Energy Corp. (Electric)	2,574	44,736
Dynegy, Inc.—Class A* (Electric)	1,012	8,653
E* TRADE Financial Corp.* (Diversified Financial Services)	968	3,040
Eastman Chemical Co. (Chemicals)	154	10,604
Eastman Kodak Co. (Miscellaneous Manufacturing)	583	8,413
Eaton Corp. (Miscellaneous Manufacturing)	341	28,975
eBay, Inc.* (Internet)	2,255	61,629
Ecolab, Inc. (Chemicals)	363	15,605
Edison International (Electric)	660	33,911
El Paso Corp. (Pipelines)	1,430	31,088
Electronic Arts, Inc.* (Software)	649	28,835
Electronic Data Systems Corp. (Computers)	929	22,891
Eli Lilly & Co. (Pharmaceuticals)	2,013	92,920
Embarq Corp. (Telecommunications)	297	14,039
EMC Corp.* (Computers)	4,213	61,889
Emerson Electric Co. (Electrical Components & Equipment)	1,595	78,873
Ensco International, Inc. (Oil & Gas)	297	23,980
Entergy Corp. (Electric)	385	46,385
EOG Resources, Inc. (Oil & Gas)	506	66,387
Equifax, Inc. (Commercial Services)	264	8,876
Equity Residential Properties Trust (REIT)	550	21,049
Exelon Corp. (Electric)	1,342	120,726
Expedia, Inc.* (Internet)	429	7,885
Expeditors International of Washington, Inc. (Transportation)	440	18,920
Express Scripts, Inc.* (Pharmaceuticals)	517	32,426
Exxon Mobil Corp. (Oil & Gas)	10,780	950,041
Family Dollar Stores, Inc. (Retail)	286	5,703
Fannie Mae (Diversified Financial Services)	2,167	42,278
Federated Investors, Inc.—Class B (Diversified Financial Services)	176	6,058
FedEx Corp. (Transportation)	627	49,401
Fidelity National Information Services, Inc. (Software)	352	12,992
Fifth Third Bancorp (Banks)	1,177	11,982
First Horizon National Corp. (Banks)	385	2,861
FirstEnergy Corp. (Electric)	616	50,715
Fiserv, Inc.* (Software)	330	14,972
Fluor Corp. (Engineering & Construction)	176	32,750
Ford Motor Co.* (Auto Manufacturers)	4,565	21,958
Forest Laboratories, Inc.* (Pharmaceuticals)	616	21,400
Fortune Brands, Inc. (Household Products/Wares)	308	19,222
FPL Group, Inc. (Electric)	836	54,825
Franklin Resources, Inc. (Diversified Financial Services)	319	29,236
Freddie Mac (Diversified Financial Services)	1,320	21,648
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	781	91,525
GameStop Corp.—Class A* (Retail)	330	13,332
Gannett Co., Inc. (Media)	462	10,012
General Dynamics Corp. (Aerospace/Defense)	814	68,539
General Electric Co. (Miscellaneous Manufacturing)	20,317	542,261
General Growth Properties, Inc. (REIT)	550	19,267

See accompanying notes to the financial statements.
99

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

General Mills, Inc. (Food)	682	$41,445
General Motors Corp. (Auto Manufacturers)	1,155	13,283
Genuine Parts Co. (Distribution/Wholesale)	330	13,094
Genworth Financial, Inc.—Class A (Diversified Financial Services)	880	15,673
Genzyme Corp.* (Biotechnology)	550	39,611
Gilead Sciences, Inc.* (Pharmaceuticals)	1,881	99,599
Goodrich Corp. (Aerospace/Defense)	253	12,007
Google, Inc.—Class A* (Internet)	473	248,997
H & R Block, Inc. (Commercial Services)	660	14,124
Halliburton Co. (Oil & Gas Services)	1,782	94,571
Harley-Davidson, Inc. (Leisure Time)	484	17,550
Harman International Industries, Inc. (Home Furnishings)	121	5,008
Hartford Financial Services Group, Inc. (Insurance)	638	41,196
Hasbro, Inc. (Toys/Games/Hobbies)	286	10,216
HCP, Inc. (REIT)	484	15,396
Heinz (H.J.) Co. (Food)	638	30,528
Hercules, Inc. (Chemicals)	231	3,911
Hess Corp. (Oil & Gas)	572	72,181
Hewlett-Packard Co. (Computers)	4,571	202,084
Home Depot, Inc. (Retail)	3,454	80,893
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,507	75,772
Hospira, Inc.* (Pharmaceuticals)	319	12,795
Host Marriott Corp. (REIT)	1,067	14,565
Hudson City Bancorp, Inc. (Savings & Loans)	1,056	17,614
Humana, Inc.* (Healthcare-Services)	341	13,562
Huntington Bancshares, Inc. (Banks)	748	4,316
IAC/InterActiveCorp* (Internet)	374	7,211
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	814	38,673
IMS Health, Inc. (Software)	374	8,714
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	649	24,292
Integrys Energy Group, Inc. (Electric)	154	7,828
Intel Corp. (Semiconductors)	11,671	250,693
IntercontinentalExchange, Inc.* (Diversified Financial Services)	143	16,302
International Business Machines Corp. (Computers)	2,805	332,477
International Flavors & Fragrances, Inc. (Chemicals)	165	6,445
International Game Technology (Entertainment)	627	15,662
International Paper Co. (Forest Products & Paper)	869	20,248
Interpublic Group of Cos., Inc.* (Advertising)	957	8,230
Intuit, Inc.* (Software)	649	17,893
Intuitive Surgical, Inc.* (Healthcare-Products)	77	20,744
ITT Industries, Inc. (Miscellaneous Manufacturing)	374	23,685
J.C. Penney Co., Inc. (Retail)	451	16,367
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,040	241,542
Jabil Circuit, Inc. (Electronics)	429	7,040
Jacobs Engineering Group, Inc.* (Engineering & Construction)	253	20,417
Janus Capital Group, Inc. (Diversified Financial Services)	297	7,862
JDS Uniphase Corp.* (Telecommunications)	473	5,373
Johnson & Johnson (Healthcare-Products)	5,742	369,440
Johnson Controls, Inc. (Auto Parts & Equipment)	1,210	34,703
Jones Apparel Group, Inc. (Apparel)	176	2,420
Juniper Networks, Inc.* (Telecommunications)	1,067	23,666
KB Home (Home Builders)	154	2,607
Kellogg Co. (Food)	517	24,826
KeyCorp (Banks)	990	10,870
Kimberly-Clark Corp. (Household Products/Wares)	858	51,291
Kimco Realty Corp. (REIT)	517	17,847
King Pharmaceuticals, Inc.* (Pharmaceuticals)	506	5,298
KLA-Tencor Corp. (Semiconductors)	352	14,330
Kohls Corp.* (Retail)	627	25,105
Kraft Foods, Inc. (Food)	3,091	87,939
Kroger Co. (Food)	1,353	39,061
L-3 Communications Holdings, Inc. (Aerospace/Defense)	253	22,990
Laboratory Corp. of America Holdings* (Healthcare-Services)	231	16,085
Legg Mason, Inc. (Diversified Financial Services)	286	12,461
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	341	5,719
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,419	28,110
Lennar Corp.—Class A (Home Builders)	286	3,529
Leucadia National Corp. (Holding Companies-Diversified)	363	17,039
Lexmark International, Inc.—Class A* (Computers)	198	6,619
Limited, Inc. (Retail)	605	10,194
Lincoln National Corp. (Insurance)	528	23,929
Linear Technology Corp. (Semiconductors)	451	14,689
Liz Claiborne, Inc. (Apparel)	198	2,802
Lockheed Martin Corp. (Aerospace/Defense)	693	68,371
Loews Corp. (Insurance)	737	34,565
Lorillard, Inc.* (Agriculture)	352	24,344
Lowe’s Cos., Inc. (Retail)	2,981	61,856
LSI Logic Corp.* (Semiconductors)	1,298	7,970
M&T Bank Corp. (Banks)	154	10,863
Macy’s, Inc. (Retail)	858	16,662
Manitowoc Co. (Machinery-Diversified)	264	8,588
Marathon Oil Corp. (Oil & Gas)	1,441	74,745
Marriott International, Inc.—Class A (Lodging)	616	16,164
Marsh & McLennan Cos., Inc. (Insurance)	1,045	27,745
Marshall & Ilsley Corp. (Banks)	528	8,094
Masco Corp. (Building Materials)	737	11,593
Massey Energy Co. (Coal)	165	15,469
Mattel, Inc. (Toys/Games/Hobbies)	737	12,617
MBIA, Inc. (Insurance)	429	1,883
McCormick & Co., Inc. (Food)	264	9,414
McDonald’s Corp. (Retail)	2,310	129,868
McGraw-Hill Cos., Inc. (Media)	660	26,479
McKesson Corp. (Commercial Services)	561	31,366
MeadWestvaco Corp. (Forest Products & Paper)	352	8,392
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,034	48,805
Medtronic, Inc. (Healthcare-Products)	2,288	118,404
MEMC Electronic Materials, Inc.* (Semiconductors)	462	28,431
Merck & Co., Inc. (Pharmaceuticals)	4,378	165,007
Meredith Corp. (Media)	77	2,178
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,013	63,832
MetLife, Inc. (Insurance)	1,452	76,622
MGIC Investment Corp. (Insurance)	253	1,546
Microchip Technology, Inc. (Semiconductors)	374	11,422
Micron Technology, Inc.* (Semiconductors)	1,551	9,306
Microsoft Corp. (Software)	16,324	449,073
Millipore Corp.* (Biotechnology)	110	7,465
Molex, Inc. (Electrical Components & Equipment)	286	6,981
Molson Coors Brewing Co.—Class B (Beverages)	286	15,538
Monsanto Co. (Agriculture)	1,122	141,866
Monster Worldwide, Inc.* (Internet)	253	5,214
Moody’s Corp. (Commercial Services)	418	14,396
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,255	81,338
Motorola, Inc. (Telecommunications)	4,598	33,749
Murphy Oil Corp. (Oil & Gas)	385	37,749
Mylan Laboratories, Inc.* (Pharmaceuticals)	616	7,435
Nabors Industries, Ltd.ADR* (Oil & Gas)	572	28,160
National City Corp. (Banks)	1,551	7,398

See accompanying notes to the financial statements.
100

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	440	$9,038
National-Oilwell Varco, Inc.* (Oil & Gas Services)	847	75,146
NetApp, Inc.* (Computers)	704	15,249
Newell Rubbermaid, Inc. (Housewares)	561	9,419
Newmont Mining Corp. (Mining)	924	48,196
News Corp.—Class A (Media)	4,697	70,643
Nicor, Inc. (Gas)	88	3,748
NIKE, Inc.—Class B (Apparel)	770	45,900
NiSource, Inc. (Electric)	561	10,053
Noble Corp.ADR (Oil & Gas)	550	35,728
Noble Energy, Inc. (Oil & Gas)	352	35,397
Nordstrom, Inc. (Retail)	363	10,999
Norfolk Southern Corp. (Transportation)	770	48,256
Northern Trust Corp. (Banks)	385	26,399
Northrop Grumman Corp. (Aerospace/Defense)	693	46,362
Novell, Inc.* (Software)	726	4,276
Novellus Systems, Inc.* (Semiconductors)	209	4,429
Nucor Corp. (Iron/Steel)	638	47,639
NVIDIA Corp.* (Semiconductors)	1,133	21,210
NYSE Euronext (Diversified Financial Services)	539	27,306
Occidental Petroleum Corp. (Oil & Gas)	1,672	150,246
Office Depot, Inc.* (Retail)	561	6,137
Omnicom Group, Inc. (Advertising)	649	29,127
Oracle Corp.* (Software)	8,085	169,785
PACCAR, Inc. (Auto Manufacturers)	748	31,289
Pactiv Corp.* (Packaging & Containers)	264	5,605
Pall Corp. (Miscellaneous Manufacturing)	242	9,603
Parker Hannifin Corp. (Miscellaneous Manufacturing)	341	24,320
Patriot Coal Corp.* (Coal)	86	13,183
Patterson Cos., Inc.* (Healthcare-Products)	264	7,759
Paychex, Inc. (Commercial Services)	649	20,301
Peabody Energy Corp. (Coal)	550	48,427
Pepco Holdings, Inc. (Electric)	407	10,440
PepsiCo, Inc. (Beverages)	3,234	205,650
PerkinElmer, Inc. (Electronics)	242	6,740
Pfizer, Inc. (Pharmaceuticals)	13,794	240,981
PG&E Corp. (Electric)	726	28,815
Philip Morris International, Inc. (Commercial Services)	4,301	212,426
Pinnacle West Capital Corp. (Electric)	209	6,431
Pitney Bowes, Inc. (Office/Business Equipment)	418	14,254
Plum Creek Timber Co., Inc. (Forest Products & Paper)	352	15,034
PNC Financial Services Group (Banks)	704	40,198
Polo Ralph Lauren Corp. (Apparel)	121	7,596
PPG Industries, Inc. (Chemicals)	330	18,932
PPL Corp. (Electric)	759	39,673
Praxair, Inc. (Chemicals)	638	60,125
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	27,562
Principal Financial Group, Inc. (Insurance)	528	22,160
Procter & Gamble Co. (Cosmetics/Personal Care)	6,226	378,603
Progress Energy, Inc. (Electric)	528	22,086
Progressive Corp. (Insurance)	1,386	25,946
ProLogis (REIT)	539	29,295
Prudential Financial, Inc. (Insurance)	891	53,228
Public Service Enterprise Group, Inc. (Electric)	1,034	47,492
Public Storage, Inc. (REIT)	253	20,440
Pulte Homes, Inc. (Home Builders)	440	4,237
QLogic Corp.* (Semiconductors)	275	4,012
Qualcomm, Inc. (Telecommunications)	3,300	146,421
Quest Diagnostics, Inc. (Healthcare-Services)	319	15,462
Questar Corp. (Pipelines)	352	25,006
Qwest Communications International, Inc. (Telecommunications)	3,102	12,191
R.R. Donnelley & Sons Co. (Commercial Services)	429	12,737
RadioShack Corp. (Retail)	264	3,239
Range Resources Corp. (Oil & Gas)	319	20,907
Raytheon Co. (Aerospace/Defense)	858	48,288
Regions Financial Corp. (Banks)	1,419	15,481
Reynolds American, Inc. (Agriculture)	352	16,428
Robert Half International, Inc. (Commercial Services)	319	7,646
Rockwell Collins, Inc. (Aerospace/Defense)	330	15,827
Rockwell International Corp. (Machinery-Diversified)	297	12,988
Rohm & Haas Co. (Chemicals)	253	11,749
Rowan Cos., Inc. (Oil & Gas)	231	10,799
Ryder System, Inc. (Transportation)	121	8,334
SAFECO Corp. (Insurance)	187	12,559
Safeway, Inc. (Food)	891	25,438
SanDisk Corp.* (Computers)	462	8,639
Sara Lee Corp. (Food)	1,441	17,652
Schering-Plough Corp. (Pharmaceuticals)	3,300	64,977
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,431	261,162
Sealed Air Corp. (Packaging & Containers)	330	6,273
Sears Holdings Corp.* (Retail)	143	10,533
Sempra Energy (Gas)	506	28,564
Sherwin-Williams Co. (Chemicals)	198	9,094
Sigma-Aldrich Corp. (Chemicals)	264	14,219
Simon Property Group, Inc. (REIT)	462	41,529
SLM Corp.* (Diversified Financial Services)	957	18,518
Smith International, Inc. (Oil & Gas Services)	407	33,838
Snap-on, Inc. (Hand/Machine Tools)	121	6,293
Southern Co. (Electric)	1,562	54,545
Southwest Airlines Co. (Airlines)	1,496	19,508
Southwestern Energy Co.* (Oil & Gas)	693	32,994
Sovereign Bancorp, Inc. (Savings & Loans)	979	7,205
Spectra Energy Corp. (Pipelines)	1,287	36,988
Sprint Corp. (Telecommunications)	5,808	55,176
St. Jude Medical, Inc.* (Healthcare-Products)	693	28,330
Staples, Inc. (Retail)	1,430	33,962
Starbucks Corp.* (Retail)	1,485	23,374
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	385	15,427
State Street Corp. (Banks)	869	55,607
Stryker Corp. (Healthcare-Products)	484	30,434
Sun Microsystems, Inc.* (Computers)	1,595	17,354
Sunoco, Inc. (Oil & Gas)	242	9,847
SunTrust Banks, Inc. (Banks)	715	25,897
SuperValu, Inc. (Food)	429	13,252
Symantec Corp.* (Internet)	1,716	33,205
Sysco Corp. (Food)	1,221	33,590
T. Rowe Price Group, Inc. (Diversified Financial Services)	528	29,816
Target Corp. (Retail)	1,584	73,640
TECO Energy, Inc. (Electric)	429	9,219
Tellabs, Inc.* (Telecommunications)	814	3,785
Tenet Healthcare Corp.* (Healthcare-Services)	979	5,443
Teradata Corp.* (Computers)	363	8,400
Teradyne, Inc.* (Semiconductors)	352	3,897
Terex Corp.* (Machinery-Construction & Mining)	209	10,736
Tesoro Petroleum Corp. (Oil & Gas)	286	5,654
Texas Instruments, Inc. (Semiconductors)	2,695	75,891
Textron, Inc. (Miscellaneous Manufacturing)	506	24,253
The AES Corp.* (Electric)	1,364	26,202
The Charles Schwab Corp. (Diversified Financial Services)	1,892	38,862
The Dow Chemical Co. (Chemicals)	1,892	66,050
The E.W. Scripps Co.—Class A (Media)	187	7,768
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	231	10,730
The Gap, Inc. (Retail)	913	15,220

See accompanying notes to the financial statements.
101

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

The Goldman Sachs Group, Inc. (Diversified Financial Services)	803	$140,445
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	495	8,826
The Hershey Co. (Food)	341	11,178
The New York Times Co.—Class A (Media)	297	4,571
The Pepsi Bottling Group, Inc. (Beverages)	275	7,678
The Stanley Works (Hand/Machine Tools)	165	7,397
The Travelers Companies, Inc. (Insurance)	1,232	53,469
The Williams Cos., Inc. (Pipelines)	1,188	47,888
Thermo Electron Corp.* (Electronics)	847	47,203
Tiffany & Co. (Retail)	253	10,310
Time Warner, Inc. (Media)	7,293	107,936
Titanium Metals Corp. (Mining)	198	2,770
TJX Cos., Inc. (Retail)	869	27,347
Torchmark Corp. (Insurance)	187	10,968
Total System Services, Inc. (Software)	407	9,044
Transocean, Inc.ADR* (Oil & Gas)	649	98,901
Tyco Electronics, Ltd.ADR (Electronics)	979	35,068
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	979	39,199
Tyson Foods, Inc.—Class A (Food)	561	8,381
U.S. Bancorp (Banks)	3,553	99,093
Union Pacific Corp. (Transportation)	1,056	79,728
Unisys Corp.* (Computers)	726	2,868
United Parcel Service, Inc.—Class B (Transportation)	2,079	127,796
United States Steel Corp. (Iron/Steel)	242	44,717
United Technologies Corp. (Aerospace/Defense)	1,980	122,166
UnitedHealth Group, Inc. (Healthcare-Services)	2,508	65,835
UnumProvident Corp. (Insurance)	704	14,397
UST, Inc. (Agriculture)	297	16,219
V.F. Corp. (Apparel)	176	12,528
Valero Energy Corp. (Oil & Gas)	1,078	44,392
Varian Medical Systems, Inc.* (Healthcare-Products)	253	13,118
VeriSign, Inc.* (Internet)	396	14,969
Verizon Communications, Inc. (Telecommunications)	5,808	205,603
Viacom, Inc.—Class B* (Media)	1,287	39,305
Vornado Realty Trust (REIT)	275	24,200
Vulcan Materials Co. (Building Materials)	220	13,152
W.W. Grainger, Inc. (Distribution/Wholesale)	132	10,798
Wachovia Corp. (Banks)	4,356	67,649
Wal-Mart Stores, Inc. (Retail)	4,741	266,444
Walgreen Co. (Retail)	2,024	65,800
Walt Disney Co. (Media)	3,883	121,150
Washington Mutual, Inc. (Savings & Loans)	2,156	10,629
Washington Post Co.—Class B (Media)	11	6,456
Waste Management, Inc. (Environmental Control)	1,001	37,748
Waters Corp.* (Electronics)	209	13,481
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	5,679
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,386	68,732
WellPoint, Inc.* (Healthcare-Services)	1,078	51,377
Wells Fargo & Co. (Banks)	6,732	159,885
Wendy’s International, Inc. (Retail)	176	4,791
Western Union Co. (Commercial Services)	1,507	37,253
Weyerhaeuser Co. (Forest Products & Paper)	429	21,939
Whirlpool Corp. (Home Furnishings)	154	9,506
Whole Foods Market, Inc. (Food)	286	6,775
Windstream Corp. (Telecommunications)	913	11,266
Wrigley (WM.) Jr. Co. (Food)	440	34,223
Wyeth (Pharmaceuticals)	2,717	130,307
Wyndham Worldwide Corp. (Lodging)	363	6,501
Xcel Energy, Inc. (Electric)	880	17,662
Xerox Corp. (Office/Business Equipment)	1,837	24,910
Xilinx, Inc. (Semiconductors)	572	14,443
XL Capital, Ltd.—Class AADR (Insurance)	363	7,463
XTO Energy, Inc. (Oil & Gas)	1,045	71,593
Yahoo!, Inc.* (Internet)	2,805	57,951
YUM! Brands, Inc. (Retail)	968	33,967
Zimmer Holdings, Inc.* (Healthcare-Products)	473	32,188
Zions Bancorp (Banks)	220	6,928

TOTAL COMMON STOCKS
(Cost $13,762,204)		22,753,105

Repurchase Agreements (26.2%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,014,112 (Collateralized by $1,954,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,055,642)	$2,014,000	2,014,000

Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,373,080 (Collateralized by $1,386,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,402,351)	1,373,000	1,373,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,175,131 (Collateralized by $2,180,000 Federal Home Loan Bank, 5.13%, 7/30/08, market value $2,230,998)
	2,175,000	2,175,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,316,145 (Collateralized by $2,319,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,364,414)
	2,316,000	2,316,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,878,000)		7,878,000

TOTAL INVESTMENT SECURITIES
(Cost $21,640,204)—101.9%		30,631,105

Net other assets (liabilities)—(1.9)%		(568,165)

NET ASSETS—100.0%		$30,062,940

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $13,768,063)	43	$(672,048)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $12,807,500)	200	299,038

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments June 30, 2008
(unaudited)
Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	$22,047,723	$23,191
Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	14,452,701	14,901

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.7%
Beverages	1.8%
Biotechnology	0.8%
Building Materials	NM
Chemicals	1.1%
Coal	0.4%
Commercial Services	1.2%
Computers	3.8%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	NM
Diversified Financial Services	4.0%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	2.8%
Healthcare-Services	0.8%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.7%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	1.9%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.2%
Oil & Gas	9.4%
Oil & Gas Services	2.2%
Packaging & Containers	NM
Pharmaceuticals	4.1%
Pipelines	0.5%
REIT	1.1%
Real Estate	NM
Retail	3.9%
Savings & Loans	0.1%
Semiconductors	2.0%
Software	3.0%
Telecommunications	4.4%
Textiles	NM
Toys/Games/Hobbies	NM
Transportation	1.7%
Other**	24.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $13,762,204)	$22,753,105
Repurchase agreements, at cost	7,878,000

Total Investment Securities	30,631,105
Segregated cash balances with brokers for futures contracts	22,489
Dividends and interest receivable	35,758
Unrealized gain on swap agreements	38,092
Receivable for capital shares issued	1,491,529
Receivable for investments sold	4,590
Variation margin on futures contracts	215
Prepaid expenses	246

Total Assets	32,224,024

Liabilities:
Cash overdraft	591
Payable for investments purchased	2,083,552
Payable for capital shares redeemed	21,530
Advisory fees payable	16,832
Management services fees payable	2,244
Administration fees payable	906
Administrative services fees payable	9,749
Distribution fees payable	10,174
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,546
Compliance services fees payable	341
Other accrued expenses	11,245

Total Liabilities	2,161,084

Net Assets	$30,062,940

Net Assets consist of:
Capital	$53,006,424
Accumulated net investment income (loss)	714,931
Accumulated net realized gains (losses) on investments	(32,314,398)
Net unrealized appreciation (depreciation) on investments	8,655,983

Net Assets	$30,062,940

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,937,576

Net Asset Value (offering and redemption price per share)	$15.52

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$343,832
Interest	123,297

Total Investment Income	467,129

Expenses:
Advisory fees	148,625
Management services fees	29,725
Administration fees	5,249
Transfer agency fees	6,455
Administrative services fees	60,040
Distribution fees	49,542
Custody fees	20,408
Fund accounting fees	10,324
Trustee fees	277
Compliance services fees	4
Other fees	13,429

Total Gross Expenses before reductions	344,078
Less Expenses reduced by the Advisor	(21,066)

Total Net Expenses	323,012

Net Investment Income (Loss)	144,117

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,306,820
Net realized gains (losses) on futures contracts	(1,557,998)
Net realized gains (losses) on swap agreements	(6,017,440)
Change in net unrealized appreciation/depreciation on investments	(6,826,456)

Net Realized and Unrealized Gains (Losses) on Investments	(12,095,074)

Change in Net Assets Resulting from Operations	$(11,950,957)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$144,117	$570,814
Net realized gains (losses) on investments	(5,268,618)	(1,235,980)
Change in net unrealized appreciation/depreciation on investments	(6,826,456)	(622,920)

Change in net assets resulting from operations	(11,950,957)	(1,288,086)

Distributions to Shareholders From:
Net investment income	—	(433,351)
Net realized gains on investments	—	(7,143,757)

Change in net assets resulting from distributions	—	(7,577,108)

Capital Transactions:
Proceeds from shares issued	232,850,142	919,289,186
Dividends reinvested	—	7,577,108
Value of shares redeemed	(252,746,936)	(926,520,111)

Change in net assets resulting from capital transactions	(19,896,794)	346,183

Change in net assets	(31,847,751)	(8,519,011)
Net Assets:
Beginning of period	61,910,691	70,429,702

End of period	$30,062,940	$61,910,691

Accumulated net investment income (loss)	$714,931	$570,814

Share Transactions:
Issued	13,155,912	37,768,120
Reinvested	—	345,513
Redeemed	(14,161,181)	(38,124,598)

Change in shares	(1,005,269)	(10,965)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2008	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$21.04		$23.84	$20.65	$22.84	$22.19	$14.51

Investment Activities:
Net investment income (loss)(a)	0.06		0.21	0.16	0.05	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	(5.58)		0.12 (b)	4.40	0.49	3.55	7.73

Total income (loss) from investment activities	(5.52)		0.33	4.56	0.54	3.57	7.68

Distributions to Shareholders From:
Net investment income	—		(0.18)	(0.09)	(0.02)	—	—
Net realized gains on investments	—		(2.95)	(1.28)	(2.71)	(2.92)	—
Total distributions	—		(3.13)	(1.37)	(2.73)	(2.92)	—

Net Asset Value, End of Period	$15.52		$21.04	$23.84	$20.65	$22.84	$22.19

Total Return	(26.24	)%(c)	0.85%	23.06%	2.61%	17.18%	52.93%

Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.68%	1.75%	1.88%	1.89%	2.07%
Net expenses(d)	1.63%		1.63%	1.72%	1.88%	1.89%	1.84%
Net investment income (loss)(d)	0.73%		0.88%	0.74%	0.24%	0.11%	(0.32)%

Supplemental Data:
Net assets, end of period (000’s)	$30,063		$61,911	$70,430	$51,738	$96,514	$68,318
Portfolio turnover rate(e)	480	%(c)	916%	1,411%	681%	830%	1,124%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	54%
Swap Agreements	62%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Arch Coal, Inc.	0.9%
Cleveland-Cliffs, Inc.	0.9%
Activision, Inc.	0.8%
FMC Technologies, Inc.	0.8%
Pioneer Natural Resources Co.	0.8%

S&P MidCap 400 Index - Composition
% of Index

Industrial	18%
Consumer Non-Cyclical	18%
Financial	14%
Energy	12%
Consumer Cyclical	11%
Technology	8%
Utilities	7%
Basic Materials	7%
Communications	5%

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (84.5%)
	Shares	Value

3Com Corp.* (Telecommunications)	12,200	$25,864
99 Cents Only Stores* (Retail)	1,220	8,052
ACI Worldwide, Inc.* (Software)	976	17,168
Activision, Inc.* (Software)	9,028	307,584
Acxiom Corp. (Software)	1,952	22,428
ADC Telecommunications, Inc.* (Telecommunications)	3,416	50,454
ADTRAN, Inc. (Telecommunications)	1,708	40,719
Advance Auto Parts, Inc. (Retail)	2,928	113,694
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,708	32,008
Advent Software, Inc.* (Software)	488	17,607
Aeropostale, Inc.* (Retail)	1,952	61,156
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,220	109,873
Affymetrix, Inc.* (Biotechnology)	1,952	20,086
AGCO Corp.* (Machinery-Diversified)	2,684	140,668
AGL Resources, Inc. (Gas)	2,196	75,938
Airgas, Inc. (Chemicals)	2,440	142,472
AirTran Holdings, Inc.* (Airlines)	3,416	6,969
Alaska Air Group, Inc.* (Airlines)	976	14,972
Albemarle Corp. (Chemicals)	2,196	87,642
Alberto-Culver Co. (Cosmetics/Personal Care)	2,440	64,099
Alexander & Baldwin, Inc. (Transportation)	1,220	55,571
Alexandria Real Estate Equities, Inc. (REIT)	976	95,004
Alliance Data Systems Corp.* (Commercial Services)	2,196	124,184
Alliant Energy Corp. (Electric)	3,172	108,673
Alliant Techsystems, Inc.* (Aerospace/Defense)	976	99,240
AMB Property Corp. (REIT)	2,928	147,513
American Eagle Outfitters, Inc. (Retail)	6,100	83,143
American Financial Group, Inc. (Insurance)	1,952	52,216
American Greetings Corp.—Class A (Household Products/Wares)	1,464	18,066
AmeriCredit Corp.* (Diversified Financial Services)	3,416	29,446
Ametek, Inc. (Electrical Components & Equipment)	3,172	149,782
Amphenol Corp.—Class A (Electronics)	5,368	240,916
AnnTaylor Stores Corp.* (Retail)	1,708	40,924
Apollo Investment Corp. (Investment Companies)	4,148	59,441
Apria Healthcare Group, Inc.* (Healthcare-Services)	1,220	23,656
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,952	81,886
Aqua America, Inc. (Water)	3,904	62,347
Aquila, Inc.* (Electric)	11,468	43,234
Arch Coal, Inc. (Coal)	4,392	329,532
Arrow Electronics, Inc.* (Electronics)	3,660	112,435
Arthur J. Gallagher & Co. (Insurance)	2,684	64,684
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,196	27,406
Associated Banc-Corp (Banks)	3,904	75,308
Astoria Financial Corp. (Savings & Loans)	2,440	48,995
Atmel Corp.* (Semiconductors)	13,664	47,551
Avis Budget Group, Inc.* (Commercial Services)	2,928	24,507
Avnet, Inc.* (Electronics)	4,392	119,814
Avocent Corp.* (Internet)	1,220	22,692
Bank of Hawaii Corp. (Banks)	1,464	69,979
Barnes & Noble, Inc. (Retail)	1,220	30,305
BE Aerospace, Inc.* (Aerospace/Defense)	2,684	62,510
Beckman Coulter, Inc. (Healthcare-Products)	1,708	115,341
Belo Corp.—Class A (Media)	2,684	19,620
Bill Barrett Corp.* (Oil & Gas)	976	57,984
BJ’s Wholesale Club, Inc.* (Retail)	1,708	66,100
Black Hills Corp. (Electric)	976	31,291
Blyth, Inc. (Household Products/Wares)	488	5,871
Bob Evans Farms, Inc. (Retail)	732	20,935
Borders Group, Inc. (Retail)	1,708	10,248
BorgWarner, Inc. (Auto Parts & Equipment)	3,416	151,602
Boyd Gaming Corp. (Lodging)	1,708	21,452
BRE Properties, Inc.—Class A (REIT)	1,464	63,362
Brinker International, Inc. (Retail)	2,928	55,339
Broadridge Financial Solutions, Inc. (Software)	4,148	87,315
Brown & Brown, Inc. (Insurance)	3,416	59,404
Cabot Corp. (Chemicals)	1,952	47,453
Cadence Design Systems, Inc.* (Computers)	7,808	78,861
Callaway Golf Co. (Leisure Time)	1,952	23,092
Camden Property Trust (REIT)	1,464	64,797
Career Education Corp.* (Commercial Services)	2,684	39,213
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,708	49,532
Carmax, Inc.* (Retail)	6,588	93,484

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Carpenter Technology Corp. (Iron/Steel)	1,464	$63,904
Cathay Bancorp, Inc. (Banks)	1,464	15,914
CBRL Group, Inc. (Retail)	488	11,961
Cephalon, Inc.* (Pharmaceuticals)	1,952	130,179
Cerner Corp.* (Software)	1,952	88,191
CF Industries Holdings, Inc. (Chemicals)	1,464	223,699
Charles River Laboratories International, Inc.* (Biotechnology)	1,952	124,772
Charming Shoppes, Inc.* (Retail)	3,416	15,679
Cheesecake Factory, Inc.* (Retail)	1,952	31,056
Chemtura Corp. (Chemicals)	7,320	42,749
Chico’s FAS, Inc.* (Retail)	5,368	28,826
Chipotle Mexican Grill, Inc.—Class A* (Retail)	976	80,637
ChoicePoint, Inc.* (Commercial Services)	1,952	94,086
Church & Dwight, Inc. (Household Products/Wares)	1,952	109,995
Cimarex Energy Co. (Oil & Gas)	2,440	169,995
Cincinnati Bell, Inc.* (Telecommunications)	7,320	29,134
City National Corp. (Banks)	1,220	51,325
Cleveland-Cliffs, Inc. (Iron/Steel)	2,684	319,906
Coldwater Creek, Inc.* (Retail)	1,708	9,018
Collective Brands, Inc.* (Retail)	1,952	22,702
Commerce Bancshares, Inc. (Banks)	1,708	67,739
Commercial Metals Co. (Metal Fabricate/Hardware)	3,416	128,783
Commscope, Inc.* (Telecommunications)	1,952	103,007
Community Health Systems, Inc.* (Healthcare-Services)	2,928	96,565
Con-way, Inc. (Transportation)	1,220	57,657
Copart, Inc.* (Retail)	1,952	83,585
Corinthian Colleges, Inc.* (Commercial Services)	2,440	28,328
Corn Products International, Inc. (Food)	2,196	107,846
Corrections Corp. of America* (Commercial Services)	3,660	100,540
Cousins Properties, Inc. (REIT)	976	22,546
Covance, Inc.* (Healthcare-Services)	1,708	146,922
Crane Co. (Miscellaneous Manufacturing)	1,464	56,408
Cree Research, Inc.* (Semiconductors)	2,684	61,222
Cullen/Frost Bankers, Inc. (Banks)	1,708	85,144
Cypress Semiconductor Corp.* (Semiconductors)	4,392	108,702
Cytec Industries, Inc. (Chemicals)	1,220	66,563
Deluxe Corp. (Commercial Services)	1,464	26,088
Denbury Resources, Inc.* (Oil & Gas)	7,320	267,180
DENTSPLY International, Inc. (Healthcare-Products)	4,392	161,626
DeVry, Inc. (Commercial Services)	1,708	91,583
Dick’s Sporting Goods, Inc.* (Retail)	2,440	43,286
Diebold, Inc. (Computers)	1,952	69,452
Digital River, Inc.* (Internet)	976	37,654
Dollar Tree, Inc.* (Retail)	2,684	87,740
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,952	87,137
DPL, Inc. (Electric)	3,416	90,114
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,440	72,736
DRS Technologies, Inc. (Aerospace/Defense)	1,220	96,038
DST Systems, Inc.* (Computers)	1,220	67,161
Duke-Weeks Realty Corp. (REIT)	4,392	98,600
Dun & Bradstreet Corp. (Software)	1,708	149,689
Dycom Industries, Inc.* (Engineering & Construction)	1,220	17,714
Eaton Vance Corp. (Diversified Financial Services)	3,416	135,820
Edwards Lifesciences Corp.* (Healthcare-Products)	1,464	90,827
Encore Acquisition Co.* (Oil & Gas)	1,464	110,078
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,660	88,535
Energen Corp. (Gas)	2,196	171,354
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,708	124,838
Energy East Corp. (Electric)	4,636	114,602
Entercom Communications Corp. (Media)	732	5,139
Equitable Resources, Inc. (Pipelines)	3,904	269,610
Equity One, Inc. (REIT)	976	20,057
Everest Re Group, Ltd.ADR (Insurance)	1,708	136,145
Exterran Holdings, Inc.* (Oil & Gas Services)	1,952	139,549
F5 Networks, Inc.* (Internet)	2,440	69,345
Fair Isaac Corp. (Software)	1,464	30,407
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,660	42,932
Fastenal Co. (Distribution/Wholesale)	3,660	157,966
Federal Realty Investment Trust (REIT)	1,708	117,852
Federal Signal Corp. (Miscellaneous Manufacturing)	1,464	17,568
Ferro Corp. (Chemicals)	1,220	22,887
Fidelity National Title Group, Inc.—Class A (Insurance)	6,344	79,934
First American Financial Corp. (Insurance)	2,684	70,858
First Niagara Financial Group, Inc. (Savings & Loans)	3,172	40,792
FirstMerit Corp. (Banks)	2,440	39,796
FLIR Systems, Inc.* (Electronics)	4,148	168,284
Flowserve Corp. (Machinery-Diversified)	1,708	233,484
FMC Corp. (Chemicals)	2,196	170,058
FMC Technologies, Inc.* (Oil & Gas Services)	3,904	300,335
Foot Locker, Inc. (Retail)	4,636	57,718
Forest Oil Corp.* (Oil & Gas)	2,684	199,958
Foundry Networks, Inc.* (Telecommunications)	4,392	51,913
Frontier Oil Corp. (Oil & Gas)	3,172	75,843
Furniture Brands International, Inc. (Home Furnishings)	1,464	19,559
Gartner Group, Inc.* (Commercial Services)	1,708	35,390
GATX Corp. (Trucking & Leasing)	1,220	54,083
Gen-Probe, Inc.* (Healthcare-Products)	1,464	69,511
Gentex Corp. (Electronics)	4,148	59,897
Getty Images, Inc.* (Advertising)	1,464	49,674
Global Payments, Inc. (Software)	2,440	113,704
Graco, Inc. (Machinery-Diversified)	1,708	65,024
Granite Construction, Inc. (Engineering & Construction)	976	30,773
Great Plains Energy, Inc. (Electric)	2,440	61,683
GUESS?, Inc. (Apparel)	1,464	54,827
Hanesbrands, Inc.* (Apparel)	2,684	72,844
Hanover Insurance Group, Inc. (Insurance)	1,464	62,220
Hansen Natural Corp.* (Beverages)	1,708	49,225
Harris Corp. (Telecommunications)	3,904	197,113
Harsco Corp. (Miscellaneous Manufacturing)	2,440	132,760
Harte-Hanks, Inc. (Advertising)	1,220	13,969
Hawaiian Electric Industries, Inc. (Electric)	2,440	60,341
HCC Insurance Holdings, Inc. (Insurance)	3,172	67,056
Health Care REIT, Inc. (REIT)	2,684	119,438
Health Management Associates, Inc.—Class A* (Healthcare-Services)	7,320	47,653
Health Net, Inc.* (Healthcare-Services)	3,172	76,318
Helmerich & Payne, Inc. (Oil & Gas)	3,172	228,447
Henry Schein, Inc.* (Healthcare-Products)	2,684	138,414
Herman Miller, Inc. (Office Furnishings)	1,708	42,512
Highwoods Properties, Inc. (REIT)	1,708	53,665
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,708	46,082
HNI Corp. (Office Furnishings)	1,220	21,545
Hologic, Inc.* (Healthcare-Products)	7,808	170,214
Horace Mann Educators Corp. (Insurance)	1,220	17,104
Hormel Foods Corp. (Food)	2,196	76,004
Hospitality Properties Trust (REIT)	2,684	65,651
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,220	6,686

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,708	$68,098
IDACORP, Inc. (Electric)	1,220	35,246
IDEX Corp. (Machinery-Diversified)	2,440	89,890
Imation Corp. (Computers)	732	16,777
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,392	77,958
Integrated Device Technology, Inc.* (Semiconductors)	5,124	50,933
International Rectifier Corp.* (Semiconductors)	2,196	42,163
International Speedway Corp. (Entertainment)	732	28,570
Intersil Corp.—Class A (Semiconductors)	3,660	89,011
Invitrogen Corp.* (Biotechnology)	2,684	105,374
ITT Educational Services, Inc.* (Commercial Services)	732	60,485
J.B. Hunt Transport Services, Inc. (Transportation)	2,440	81,203
Jack Henry & Associates, Inc. (Computers)	2,196	47,521
Jefferies Group, Inc. (Diversified Financial Services)	3,416	57,457
JetBlue Airways Corp.* (Airlines)	5,612	20,933
JM Smucker Co. (Food)	1,708	69,413
John Wiley & Sons, Inc. (Media)	1,220	54,937
Jones Lang LaSalle, Inc. (Real Estate)	976	58,745
Joy Global, Inc. (Machinery-Construction & Mining)	3,172	240,533
Kansas City Southern Industries, Inc.* (Transportation)	2,196	96,602
KBR, Inc. (Engineering & Construction)	5,124	178,879
Kelly Services, Inc.—Class A (Commercial Services)	488	9,433
KEMET Corp.* (Electronics)	2,440	7,906
Kennametal, Inc. (Hand/Machine Tools)	2,196	71,480
Kindred Healthcare, Inc.* (Healthcare-Services)	732	21,052
Kinetic Concepts, Inc.* (Healthcare-Products)	1,464	58,428
Korn/Ferry International* (Commercial Services)	1,220	19,191
Lam Research Corp.* (Semiconductors)	3,660	132,309
Lamar Advertising Co.* (Advertising)	2,196	79,122
Lancaster Colony Corp. (Miscellaneous Manufacturing)	488	14,777
Lear Corp.* (Auto Parts & Equipment)	2,196	31,139
Lee Enterprises, Inc. (Media)	976	3,894
Liberty Property Trust (REIT)	2,684	88,975
Life Time Fitness, Inc.* (Leisure Time)	976	28,841
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,464	41,431
Lincare Holdings, Inc.* (Healthcare-Services)	2,196	62,366
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,220	96,014
Louisiana-Pacific Corp. (Forest Products & Paper)	3,172	26,930
Lubrizol Corp. (Chemicals)	1,952	90,436
M.D.C. Holdings, Inc. (Home Builders)	976	38,123
Mack-Cali Realty Corp. (REIT)	1,952	66,700
Macrovision Solutions Corp.* (Entertainment)	2,440	36,502
Manpower, Inc. (Commercial Services)	2,440	142,106
Martin Marietta Materials (Building Materials)	1,220	126,380
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,464	47,053
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	732	33,130
McAfee, Inc.* (Internet)	4,880	166,066
MDU Resources Group, Inc. (Electric)	5,612	195,634
Media General, Inc.—Class A (Media)	488	5,832
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,708	35,492
Mentor Graphics Corp.* (Computers)	2,684	42,407
Mercury General Corp. (Insurance)	976	45,599
Metavante Technologies, Inc.* (Software)	2,684	60,712
Mine Safety Appliances Co. (Environmental Control)	732	29,273
Minerals Technologies, Inc. (Chemicals)	488	31,032
Modine Manufacturing Co. (Auto Parts & Equipment)	976	12,073
Mohawk Industries, Inc.* (Textiles)	1,464	93,842
MPS Group, Inc.* (Commercial Services)	2,684	28,531
MSC Industrial Direct Co.—Class A (Retail)	1,220	53,814
National Fuel Gas Co. (Pipelines)	2,440	145,131
National Instruments Corp. (Computers)	1,708	48,456
Nationwide Health Properties, Inc. (REIT)	2,928	92,203
Navigant Consulting Co.* (Commercial Services)	1,220	23,863
NBTY, Inc.* (Pharmaceuticals)	1,464	46,936
NCR Corp.* (Computers)	5,124	129,125
Netflix, Inc.* (Internet)	1,220	31,805
NeuStar, Inc.* (Telecommunications)	2,196	47,346
New York Community Bancorp (Savings & Loans)	10,248	182,824
Newfield Exploration Co.* (Oil & Gas)	3,904	254,736
Nordson Corp. (Machinery-Diversified)	976	71,141
Northeast Utilities System (Electric)	4,636	118,357
NSTAR (Electric)	3,172	107,277
NVR, Inc.* (Home Builders)	244	122,020
O’Reilly Automotive, Inc.* (Retail)	3,416	76,348
OGE Energy Corp. (Electric)	2,684	85,110
Old Republic International Corp. (Insurance)	7,076	83,780
Olin Corp. (Chemicals)	2,196	57,491
Omnicare, Inc. (Pharmaceuticals)	3,660	95,965
ONEOK, Inc. (Gas)	3,172	154,889
Oshkosh Truck Corp. (Auto Manufacturers)	2,196	45,435
Overseas Shipholding Group, Inc. (Transportation)	732	58,209
Pacific Sunwear of California, Inc.* (Retail)	1,952	16,651
Packaging Corp. of America (Packaging & Containers)	2,684	57,733
PacWest Bancorp (Banks)	732	10,892
Palm, Inc. (Computers)	3,172	17,097
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	976	15,840
Parametric Technology Corp.* (Software)	3,416	56,945
Patterson-UTI Energy, Inc. (Oil & Gas)	4,636	167,081
PDL BioPharma, Inc. (Biotechnology)	3,660	38,869
Pentair, Inc. (Miscellaneous Manufacturing)	2,928	102,539
PepsiAmericas, Inc. (Beverages)	1,708	33,784
Perrigo Co. (Pharmaceuticals)	2,196	69,767
PetSmart, Inc. (Retail)	3,904	77,885
Pharmaceutical Product Development, Inc. (Commercial Services)	3,172	136,079
Phillips-Van Heusen Corp. (Apparel)	1,464	53,612
Pioneer Natural Resources Co. (Oil & Gas)	3,660	286,505
Plains Exploration & Production Co.* (Oil & Gas)	3,172	231,461
Plantronics, Inc. (Telecommunications)	1,464	32,676
PMI Group, Inc. (Insurance)	2,440	4,758
PNM Resources, Inc. (Electric)	2,440	29,182
Polycom, Inc.* (Telecommunications)	2,684	65,382
Potlatch Corp. (Forest Products & Paper)	976	44,037
Pride International, Inc.* (Oil & Gas)	5,124	242,314
Protective Life Corp. (Insurance)	1,952	74,274
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,464	55,398
Puget Energy, Inc. (Electric)	3,904	93,657
Quanta Services, Inc.* (Commercial Services)	5,124	170,476
Quicksilver Resources, Inc.* (Oil & Gas)	2,928	113,138
Radian Group, Inc. (Insurance)	2,440	3,538
Raymond James Financial Corp. (Diversified Financial Services)	2,684	70,831
Rayonier, Inc. (Forest Products & Paper)	2,196	93,242
Realty Income Corp. (REIT)	2,928	66,641
Regency Centers Corp. (REIT)	1,952	115,402
Regis Corp. (Retail)	1,220	32,147
Reliance Steel & Aluminum Co. (Iron/Steel)	1,708	131,670

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Rent-A-Center, Inc.* (Commercial Services)	1,952	$40,153
Republic Services, Inc. (Environmental Control)	4,636	137,689
ResMed, Inc.* (Healthcare-Products)	2,196	78,485
RF Micro Devices, Inc.* (Telecommunications)	8,052	23,351
Rollins, Inc. (Commercial Services)	1,220	18,080
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,684	176,822
Ross Stores, Inc. (Retail)	3,904	138,670
RPM, Inc. (Chemicals)	3,660	75,396
Ruddick Corp. (Food)	976	33,487
Saks, Inc.* (Retail)	4,392	48,224
SCANA Corp. (Electric)	3,416	126,392
Scholastic Corp.* (Media)	732	20,979
Scientific Games Corp.—Class A* (Entertainment)	1,952	57,818
SEI Investments Co. (Software)	3,660	86,083
Semtech Corp.* (Semiconductors)	1,708	24,032
Sensient Technologies Corp. (Chemicals)	1,464	41,226
Sepracor, Inc.* (Pharmaceuticals)	3,172	63,186
Service Corp. International (Commercial Services)	7,808	76,987
Shaw Group, Inc.* (Engineering & Construction)	2,440	150,768
Sierra Pacific Resources (Electric)	7,076	89,936
Silicon Laboratories, Inc.* (Semiconductors)	1,464	52,836
Smithfield Foods, Inc.* (Food)	3,416	67,910
Sonoco Products Co. (Packaging & Containers)	2,928	90,622
Sotheby’s (Commercial Services)	1,952	51,474
SPX Corp. (Miscellaneous Manufacturing)	1,464	192,853
SRA International, Inc.—Class A* (Computers)	1,220	27,401
StanCorp Financial Group, Inc. (Insurance)	1,464	68,749
Steel Dynamics, Inc. (Iron/Steel)	5,612	219,261
Stericycle, Inc.* (Environmental Control)	2,440	126,148
STERIS Corp. (Healthcare-Products)	1,708	49,122
Strayer Education, Inc. (Commercial Services)	244	51,013
Superior Energy Services, Inc.* (Oil & Gas Services)	2,440	134,542
SVB Financial Group* (Banks)	976	46,955
Sybase, Inc.* (Software)	2,196	64,606
Synopsys, Inc.* (Computers)	4,148	99,179
Synovus Financial Corp. (Banks)	10,004	87,335
TCF Financial Corp. (Banks)	3,172	38,159
Tech Data Corp.* (Distribution/Wholesale)	1,464	49,615
Techne Corp.* (Healthcare-Products)	976	75,533
Teleflex, Inc. (Miscellaneous Manufacturing)	976	54,256
Telephone & Data Systems, Inc. (Telecommunications)	3,172	149,940
Temple-Inland, Inc. (Forest Products & Paper)	3,172	35,748
Terra Industries, Inc. (Chemicals)	2,684	132,455
The Brink’s Co. (Miscellaneous Manufacturing)	1,220	79,812
The Colonial BancGroup, Inc. (Banks)	6,100	26,962
The Corporate Executive Board Co. (Commercial Services)	976	41,041
The Macerich Co. (REIT)	2,196	136,438
The Ryland Group, Inc. (Home Builders)	1,220	26,608
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,220	21,435
The Timberland Co.—Class A* (Apparel)	1,464	23,936
The Warnaco Group, Inc.* (Apparel)	1,220	53,765
Thomas & Betts Corp.* (Electronics)	1,464	55,412
Thor Industries, Inc. (Home Builders)	976	20,750
Tidewater, Inc. (Oil & Gas Services)	1,464	95,204
Timken Co. (Metal Fabricate/Hardware)	2,928	96,448
Toll Brothers, Inc.* (Home Builders)	3,904	73,122
Tootsie Roll Industries, Inc. (Food)	732	18,395
Trimble Navigation, Ltd.* (Electronics)	3,660	130,662
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,440	84,644
TriQuint Semiconductor, Inc.* (Semiconductors)	4,392	26,616
Tupperware Corp. (Household Products/Wares)	1,708	58,448
UDR, Inc. (REIT)	3,904	87,372
Under Armour, Inc.—Class A* (Retail)	976	25,025
United Rentals, Inc.* (Commercial Services)	2,196	43,064
Unitrin, Inc. (Insurance)	1,464	40,362
Universal Corp. (Agriculture)	732	33,101
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,464	92,554
Urban Outfitters, Inc.* (Retail)	3,416	106,545
URS Corp.* (Engineering & Construction)	2,440	102,407
Valassis Communications, Inc.* (Commercial Services)	1,464	18,329
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,684	45,923
Valspar Corp. (Chemicals)	2,928	55,368
ValueClick, Inc.* (Internet)	2,684	40,663
Varian, Inc.* (Electronics)	732	37,376
VCA Antech, Inc.* (Pharmaceuticals)	2,440	67,783
Vectren Corp. (Gas)	2,196	68,537
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,148	138,834
Vishay Intertechnology, Inc.* (Electronics)	5,612	49,778
W.R. Berkley Corp. (Insurance)	4,392	106,111
Wabtec Corp. (Machinery-Diversified)	1,464	71,180
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,440	85,424
Washington Federal, Inc. (Savings & Loans)	2,684	48,580
Webster Financial Corp. (Banks)	1,464	27,230
Weingarten Realty Investors (REIT)	2,196	66,583
WellCare Health Plans, Inc.* (Healthcare-Services)	1,220	44,103
Werner Enterprises, Inc. (Transportation)	1,220	22,668
Westamerica Bancorp (Banks)	732	38,496
Westar Energy, Inc. (Electric)	3,172	68,230
Western Digital Corp.* (Computers)	6,588	227,484
WGL Holdings, Inc. (Gas)	1,464	50,859
Williams Sonoma, Inc. (Retail)	2,684	53,251
Wilmington Trust Corp. (Banks)	1,952	51,611
Wind River Systems, Inc.* (Software)	1,952	21,257
Wisconsin Energy Corp. (Electric)	3,416	154,472
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,952	40,016
YRC Worldwide, Inc.* (Transportation)	1,708	25,398
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,952	63,713

TOTAL COMMON STOCKS
(Cost $24,249,053)		30,753,226

Repurchase Agreements (15.2%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,416,079 (Collateralized by $1,375,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,446,524)	$1,416,000	1,416,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $965,056 (Collateralized by $974,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $985,491)	965,000	965,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,529,092 (Collateralized by $1,535,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $1,570,921)	1,529,000	1,529,000

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,631,102 (Collateralized by $1,634,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $1,665,999)	$1,631,000	$1,631,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,541,000)		5,541,000

TOTAL INVESTMENT SECURITIES
(Cost $29,790,053)—99.7%		36,294,226
Net other assets (liabilities)—0.3%		93,602

NET ASSETS—100.0%		$36,387,828

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,131,740)	26	$(126,915)
S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $17,627,850)	43	(776,322)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	$9,381,270	$(51,002)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	13,208,725	(79,252)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	1.8%
Beverages	0.2%
Biotechnology	1.2%
Building Materials	0.3%
Chemicals	3.6%
Coal	0.9%
Commercial Services	4.2%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.4%
Electric	4.3%
Electrical Components & Equipment	0.9%
Electronics	2.8%
Engineering & Construction	1.3%
Entertainment	0.6%
Environmental Control	0.8%
Food	1.1%
Forest Products & Paper	0.6%
Gas	1.4%
Hand/Machine Tools	0.5%
Healthcare-Products	2.9%
Healthcare-Services	2.1%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	2.8%
Internet	1.1%
Investment Companies	0.2%
Iron/Steel	2.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	2.0%
Media	0.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	1.1%
REIT	4.5%
Real Estate	0.2%
Retail	4.5%
Savings & Loans	0.8%
Semiconductors	1.8%
Software	3.0%
Telecommunications	2.2%
Textiles	0.3%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.2%
Other**	15.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $24,249,053)	$30,753,226
Repurchase agreements, at cost	5,541,000

Total Investment Securities	36,294,226
Cash	2,666
Segregated cash balances with brokers for futures contracts	890,210
Dividends and interest receivable	24,172
Receivable for capital shares issued	356,822
Prepaid expenses	265

Total Assets	37,568,361

Liabilities:
Payable for investments purchased	2,916
Payable for capital shares redeemed	873,258
Unrealized loss on swap agreements	130,254
Variation margin on futures contracts	108,450
Advisory fees payable	26,153
Management services fees payable	3,487
Administration fees payable	1,209
Administrative services fees payable	12,645
Distribution fees payable	9,603
Trustee fees payable	3
Transfer agency fees payable	3,231
Fund accounting fees payable	2,064
Compliance services fees payable	396
Other accrued expenses	6,864

Total Liabilities	1,180,533

Net ssets	$36,387,828

Net Assets consist of:
Capital	$42,230,493
Accumulated net investment income (loss)	466,955
Accumulated net realized gains (losses) on investments	(11,780,302)
Net unrealized appreciation (depreciation) on investments	5,470,682

Net Assets	$36,387,828

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,200,631

Net Asset Value (offering and redemption price per share)	$30.31

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$278,213
Interest	153,770

Total Investment Income	431,983

Expenses:
Advisory fees	167,956
Management services fees	33,592
Administration fees	5,958
Transfer agency fees	7,182
Administrative services fees	76,147
Distribution fees	55,986
Custody fees	4,858
Fund accounting fees	10,959
Trustee fees	316
Compliance services fees	21
Other fees	14,956

Total Gross Expenses before reductions	377,931
Less Expenses reduced by the Advisor	(12,905)

Total Net Expenses	365,026

Net Investment Income (Loss)	66,957

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	205,828
Net realized gains (losses) on futures contracts	(1,286,707)
Net realized gains (losses) on swap agreements	(3,711,985)
Change in net unrealized appreciation/depreciation on investments	(3,506,061)

Net Realized and Unrealized Gains (Losses) on Investments	(8,298,925)

Change in Net Assets Resulting from Operations	$(8,231,968)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$66,957	$399,998
Net realized gains (losses) on investments	(4,792,864)	2,207,264
Change in net unrealized appreciation/depreciation on investments	(3,506,061)	(4,068,097)

Change in net assets resulting from operations	(8,231,968)	(1,460,835)

Distributions to Shareholders From:
Net investment income	—	(274,072)
Net realized gains on investments	—	(2,076,375)

Change in net assets resulting from distributions	—	(2,350,447)

Capital Transactions:
Proceeds from shares issued	263,683,522	958,567,915
Dividends reinvested	—	2,037,864
Value of shares redeemed	(284,314,301)	(971,163,317)

Change in net assets resulting from capital transactions	(20,630,779)	(10,557,538)

Change in net assets	(28,862,747)	(14,368,820)
Net Assets:
Beginning of period	65,250,575	79,619,395

End of period	$36,387,828	$65,250,575

Accumulated net investment income (loss)	$466,955	$399,998

Share Transactions:
Issued	8,443,957	25,349,734
Reinvested	—	57,632
Redeemed	(9,135,986)	(25,902,812)

Change in shares	(692,029)	(495,446)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$34.48		$33.34	$37.93	$35.37	$29.46	$17.32

Investment Activities:
Net investment income (loss)(a)	0.05		0.18	0.13	(0.09)	(0.23)	(0.20)
Net realized and unrealized
gains (losses) on investments	(4.22)		1.84 (b)	2.96	6.29	8.14	12.34

Total income (loss) from
investment activities	(4.17)		2.02	3.09	6.20	7.91	12.14

Distributions to Shareholders From:
Net investment income	—		(0.10)	—	—	—	—
Net realized gains on investments	—		(0.78)	(7.68)	(3.64)	(2.00)	—

Total distributions	—		(0.88)	(7.68)	(3.64)	(2.00)	—

Net Asset Value, End of Period	$30.31		$34.48	$33.34	$37.93	$35.37	$29.46

Total Return	(12.09	)%(c)	6.00%	10.64%	17.89%	27.70%	70.09%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.69%	1.76%	1.91%	1.94%	2.08%
Net expenses(d)	1.63%		1.63%	1.73%	1.91%	1.94%	1.98%
Net investment income (loss)(d)	0.30%		0.47%	0.34%	(0.25)%	(0.72)%	(0.88)%

Supplemental Data:
Net assets, end of period (000’s)	$36,388		$65,251	$79,619	$87,717	$88,463	$38,653
Portfolio turnover rate(e)	237	%(c)	501%	612%	692%	602%	1,202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	47%
Futures Contracts	72%
Swap Agreements	81%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Comstock Resources, Inc.	0.2%
W-H Energy Services, Inc.	0.2%
Penn Virginia Corp.	0.1%
Energy Conversion Devices, Inc.	0.1%
Alexion Pharmaceuticals, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (47.4%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	270	$7,725
AAR Corp.* (Aerospace/Defense)	450	6,089
Aaron Rents, Inc. (Commercial Services)	405	9,044
Abaxis, Inc.* (Healthcare-Products)	270	6,515
ABIOMED, Inc.* (Healthcare-Products)	495	8,786
AbitibiBowater, Inc. (Forest Products & Paper)	540	5,038
ABM Industries, Inc. (Commercial Services)	495	11,014
Acadia Realty Trust (REIT)	675	15,626
ACI Worldwide, Inc.* (Software)	360	6,332
Acorda Therapeutics, Inc.* (Biotechnology)	360	11,819
Actel Corp.* (Semiconductors)	585	9,857
Actuant Corp.—Class A (Miscellaneous Manufacturing)	540	16,929
Acuity Brands, Inc. (Miscellaneous Manufacturing)	315	15,145
Acxiom Corp. (Software)	855	9,824
Administaff, Inc. (Commercial Services)	270	7,530
ADTRAN, Inc. (Telecommunications)	630	15,019
Aeropostale, Inc.* (Retail)	540	16,918
Affymetrix, Inc.* (Biotechnology)	765	7,872
Agilysys, Inc. (Computers)	675	7,655
Agree Realty Corp. (REIT)	405	8,930
Alaska Communications Systems Group, Inc. (Telecommunications)	900	10,746
Albany International Corp.—Class A (Machinery-Diversified)	405	11,745
Alexion Pharmaceuticals, Inc.* (Biotechnology)	315	22,837
Align Technology, Inc.* (Healthcare-Products)	720	7,553
Alkermes, Inc.* (Pharmaceuticals)	945	11,680
Alliance One International, Inc.* (Agriculture)	1,035	5,289
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	360	6,408
Allscripts Healthcare Solutions, Inc.* (Software)	675	8,377
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	360	9,623
Alpharma, Inc.—Class A* (Pharmaceuticals)	450	10,138
Altra Holdings, Inc.* (Machinery-Diversified)	630	10,590
AMAG Pharmaceuticals, Inc.* (Biotechnology)	225	7,673
AMCOL International Corp. (Mining)	270	7,684
Amedisys, Inc.* (Healthcare-Services)	225	11,344
American Equity Investment Life Holding Co. (Insurance)	990	8,069
American Greetings Corp.—Class A (Household Products/Wares)	630	7,774
American Medical Systems Holdings, Inc.* (Healthcare-Products)	810	12,109
American Oriental Bioengineering, Inc.* (Biotechnology)	675	6,662
American Reprographics Co.* (Software)	495	8,242
American States Water Co. (Water)	450	15,723
American Superconductor Corp.* (Electrical Components & Equipment)	360	12,906
Amerigon, Inc.* (Auto Parts & Equipment)	720	5,119
AMERIGROUP Corp.* (Healthcare-Services)	450	9,360
Amerisafe, Inc.* (Insurance)	675	10,759
Amkor Technology, Inc.* (Semiconductors)	990	10,306
AMN Healthcare Services, Inc.* (Commercial Services)	585	9,898
ANADIGICS, Inc.* (Semiconductors)	765	7,535
Angelica Corp. (Textiles)	495	10,529
AngioDynamics, Inc.* (Healthcare-Products)	405	5,516
Anixter International, Inc.* (Telecommunications)	225	13,385
Ansoft Corp.* (Computers)	225	8,190
Apogee Enterprises, Inc. (Building Materials)	360	5,818
Apollo Investment Corp. (Investment Companies)	1,440	20,635
Applera Corp.—Celera Genomics Group* (Biotechnology)	900	10,224
Applied Industrial Technologies, Inc. (Machinery-Diversified)	405	9,789
Applied Micro Circuits Corp.* (Semiconductors)	1,125	9,630
Arbitron, Inc. (Commercial Services)	270	12,825
Arch Chemicals, Inc. (Chemicals)	270	8,950
Arena Resources, Inc.* (Oil & Gas)	270	14,261
Ares Capital Corp. (Investment Companies)	1,575	15,876
Argo Group International Holdings, Ltd.ADR* (Insurance)	405	13,592
Ariba, Inc.* (Internet)	855	12,577
Arkansas Best Corp. (Transportation)	270	9,893
Arris Group, Inc.* (Telecommunications)	1,170	9,886
ArthroCare Corp.* (Healthcare-Products)	225	9,182
ArvinMeritor, Inc. (Auto Parts & Equipment)	630	7,862
Asbury Automotive Group, Inc. (Retail)	720	9,252
Aspen Insurance Holdings, Ltd.ADR (Insurance)	810	19,173
Associated Estates Realty Corp. (REIT)	720	7,711
Assured Guaranty, Ltd.ADR (Insurance)	585	10,524

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

ATC Technology Corp.* (Auto Parts & Equipment)	360	$8,381
Atheros Communications* (Telecommunications)	495	14,850
Atlas America, Inc. (Oil & Gas)	360	16,218
ATP Oil & Gas Corp.* (Oil & Gas)	225	8,881
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	405	13,616
Avista Corp. (Electric)	1,035	22,211
Avocent Corp.* (Internet)	495	9,207
Baldor Electric Co. (Hand/Machine Tools)	405	14,167
Bally Technologies, Inc.* (Entertainment)	450	15,210
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	630	10,200
Bank Mutual Corp. (Banks)	1,125	11,295
Barnes Group, Inc. (Miscellaneous Manufacturing)	450	10,390
Basic Energy Services, Inc.* (Oil & Gas Services)	360	11,340
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	720	7,639
Belden, Inc. (Electrical Components & Equipment)	360	12,197
Belo Corp.—Class A (Media)	1,350	9,868
Benchmark Electronics, Inc.* (Electronics)	720	11,765
Bentley Pharmaceuticals, Inc.* (Healthcare-Services)	495	7,994
Berry Petroleum Co.—Class A (Oil & Gas)	270	15,898
Bill Barrett Corp.* (Oil & Gas)	270	16,041
BioMed Realty Trust, Inc. (REIT)	675	16,558
Blackboard, Inc.* (Software)	270	10,322
Blount International, Inc.* (Machinery-Diversified)	720	8,359
Blue Coat Systems, Inc.* (Internet)	360	5,080
Bob Evans Farms, Inc. (Retail)	450	12,870
Borders Group, Inc. (Retail)	855	5,130
Bowne & Co., Inc. (Commercial Services)	540	6,885
BPZ Resources, Inc.* (Oil & Gas)	450	13,230
Brady Corp.—Class A (Electronics)	450	15,538
Briggs & Stratton Corp. (Machinery-Diversified)	720	9,130
Brigham Exploration Co.* (Oil & Gas)	450	7,124
Bronco Drilling Co., Inc.* (Oil & Gas)	720	13,234
Brookline Bancorp, Inc. (Savings & Loans)	1,395	13,322
Brooks Automation, Inc.* (Semiconductors)	1,035	8,559
Bruker Corp.* (Healthcare-Products)	540	6,939
Brunswick Corp. (Leisure Time)	945	10,017
Brush Engineered Materials, Inc.* (Mining)	270	6,593
Calgon Carbon Corp.* (Environmental Control)	450	6,957
California Pizza Kitchen, Inc.* (Retail)	720	8,057
California Water Service Group (Water)	450	14,746
Callaway Golf Co. (Leisure Time)	810	9,582
Callon Petroleum Co.* (Oil & Gas)	360	9,850
Cano Petroleum, Inc.* (Oil & Gas)	540	4,288
Capital Lease Funding, Inc. (REIT)	1,215	9,100
Capstead Mortgage Corp. (REIT)	630	6,836
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,305	5,468
CARBO Ceramics, Inc. (Oil & Gas Services)	225	13,129
Carrizo Oil & Gas, Inc.* (Oil & Gas)	225	15,320
Carter’s, Inc.* (Apparel)	585	8,085
Casey’s General Stores, Inc. (Retail)	495	11,469
Cash America International, Inc. (Retail)	270	8,370
Cathay Bancorp, Inc. (Banks)	945	10,272
Cavium Networks, Inc.* (Semiconductors)	315	6,615
Cbeyond, Inc.* (Telecommunications)	360	5,767
Cedar Shopping Centers, Inc. (REIT)	1,350	15,822
Centene Corp.* (Healthcare-Services)	405	6,800
Centennial Communications Corp.* (Telecommunications)	855	5,976
Central Pacific Financial Corp. (Banks)	765	8,155
Central Vermont Public Service Corp. (Electric)	450	8,716
Cenveo, Inc.* (Commercial Services)	630	6,155
Cepheid, Inc.* (Healthcare-Products)	495	13,919
Ceradyne, Inc.* (Miscellaneous Manufacturing)	270	9,261
Charlotte Russe Holding, Inc.* (Retail)	450	7,992
Charming Shoppes, Inc.* (Retail)	1,170	5,370
Chart Industries, Inc.* (Machinery-Diversified)	270	13,133
Chattem, Inc.* (Cosmetics/Personal Care)	180	11,709
Checkpoint Systems, Inc.* (Electronics)	450	9,396
Cheesecake Factory, Inc.* (Retail)	900	14,319
Chemed Corp. (Commercial Services)	225	8,237
Chesapeake Utilities Corp. (Oil & Gas Services)	405	10,417
Chico’s FAS, Inc.* (Retail)	1,305	7,008
Cirrus Logic, Inc.* (Semiconductors)	1,035	5,755
CKE Restaurants, Inc. (Retail)	810	10,101
Clarcor, Inc. (Miscellaneous Manufacturing)	450	15,795
Clean Harbors, Inc.* (Environmental Control)	135	9,593
Cleco Corp. (Electric)	720	16,798
CMGI, Inc.* (Internet)	540	5,724
CNET Networks, Inc.* (Internet)	1,620	18,614
Coeur d’Alene Mines Corp.* (Mining)	2,835	8,222
Cogdell Spencer, Inc. (REIT)	495	8,044
Cogent Communications Group, Inc.* (Internet)	495	6,633
Cogent, Inc.* (Electronics)	675	7,675
Cognex Corp. (Machinery-Diversified)	495	11,410
Coinstar, Inc.* (Commercial Services)	315	10,304
Collective Brands, Inc.* (Retail)	630	7,327
Colonial Properties Trust (REIT)	675	13,513
Comfort Systems USA, Inc. (Building Materials)	765	10,282
Community Bank System, Inc. (Banks)	630	12,991
Commvault Systems, Inc.* (Software)	495	8,237
Compass Minerals International, Inc. (Mining)	225	18,126
Complete Production Services, Inc.* (Oil & Gas Services)	450	16,389
comScore, Inc.* (Internet)	225	4,910
Comstock Resources, Inc.* (Oil & Gas)	315	26,595
Comtech Telecommunications Corp.* (Telecommunications)	270	13,230
Conceptus, Inc.* (Healthcare-Products)	495	9,153
Concho Resources, Inc.* (Oil & Gas)	405	15,106
Concur Technologies, Inc.* (Software)	360	11,963
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	810	6,350
Corinthian Colleges, Inc.* (Commercial Services)	855	9,927
Corporate Office Properties Trust (REIT)	450	15,448
CoStar Group, Inc.* (Commercial Services)	225	10,001
Cox Radio, Inc.—Class A* (Media)	1,035	12,213
Crocs, Inc.* (Apparel)	855	6,849
Cross Country Healthcare, Inc.* (Commercial Services)	540	7,781
Crosstex Energy, Inc. (Oil & Gas)	405	14,037
CryoLife, Inc.* (Biotechnology)	585	6,692
CSG Systems International, Inc.* (Software)	675	7,439
CSK Auto Corp.* (Retail)	630	6,602
CTS Corp. (Electronics)	945	9,497
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	585	10,448
Curtiss-Wright Corp. (Aerospace/Defense)	360	16,106
CV Therapeutics, Inc.* (Pharmaceuticals)	810	6,666
CVB Financial Corp. (Banks)	1,035	9,770
Cyberonics, Inc.* (Healthcare-Products)	405	8,788
CyberSource Corp.* (Internet)	585	9,787
Cypress Bioscience, Inc.* (Pharmaceuticals)	720	5,177
Daktronics, Inc. (Electronics)	360	7,261
Darwin Professional Underwriters, Inc.* (Insurance)	360	11,088
Data Domain, Inc.* (Computers)	450	10,498
DCT Industrial Trust, Inc. (REIT)	1,575	13,041
DealerTrack Holdings, Inc.* (Internet)	495	6,984
Deckers Outdoor Corp.* (Apparel)	90	12,528
Delta Petroleum Corp.* (Oil & Gas)	540	13,781
Deluxe Corp. (Commercial Services)	540	9,623

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Diamond Foods, Inc. (Food)	405	$9,331
DiamondRock Hospitality Co. (REIT)	1,125	12,251
Digimarc Corp.* (Computers)	630	8,921
Digital River, Inc.* (Internet)	315	12,153
Dillards, Inc.—Class A (Retail)	585	6,768
Dime Community Bancshares, Inc. (Savings & Loans)	675	11,144
Diodes, Inc.* (Semiconductors)	315	8,707
Dionex Corp.* (Electronics)	180	11,947
Dollar Financial Corp.* (Commercial Services)	405	6,120
Double Hull Tankers, Inc.ADR (Transportation)	945	9,478
Dress Barn, Inc.* (Retail)	585	7,827
Drill-Quip, Inc.* (Oil & Gas Services)	225	14,175
DSP Group, Inc.* (Semiconductors)	765	5,355
DTS, Inc.* (Home Furnishings)	315	9,866
Dycom Industries, Inc.* (Engineering & Construction)	450	6,534
Dynamic Materials Corp. (Metal Fabricate/Hardware)	180	5,931
Eagle Bulk Shipping, Inc.ADR (Transportation)	450	13,306
EarthLink, Inc.* (Internet)	990	8,564
East West Bancorp, Inc. (Banks)	1,350	9,531
Eclipsys Corp.* (Software)	630	11,567
Education Realty Trust, Inc. (REIT)	1,125	13,106
eHealth, Inc.* (Insurance)	360	6,358
El Paso Electric Co.* (Electric)	765	15,147
Electronics for Imaging, Inc.* (Computers)	720	10,512
EMCOR Group, Inc.* (Engineering & Construction)	585	16,690
EMCORE Corp.* (Semiconductors)	900	5,634
Empire District Electric Co. (Electric)	1,215	22,526
Emulex Corp.* (Semiconductors)	855	9,961
Encore Wire Corp. (Electrical Components & Equipment)	360	7,628
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	315	23,197
Energy Partners, Ltd.* (Oil & Gas)	585	8,728
EnerSys* (Electrical Components & Equipment)	315	10,782
ENGlobal Corp.* (Commercial Services)	495	7,049
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	270	10,082
Entegris, Inc.* (Semiconductors)	1,395	9,137
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,170	8,330
Epicor Software Corp.* (Software)	990	6,841
EPIQ Systems, Inc.* (Software)	720	10,224
eResearchTechnology, Inc.* (Internet)	540	9,418
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	225	10,557
ESSA Bancorp, Inc. (Banks)	1,125	14,085
Esterline Technologies Corp.* (Aerospace/Defense)	270	13,300
Euronet Worldwide, Inc.* (Commercial Services)	585	9,886
ev3, Inc.* (Healthcare-Products)	900	8,532
Evercore Partners, Inc.—Class A (Diversified Financial Services)	585	5,558
Evergreen Solar, Inc.* (Energy-Alternate Sources)	900	8,721
Exar Corp.* (Semiconductors)	1,080	8,143
EXCO Resources, Inc.* (Oil & Gas)	585	21,592
Exelixis, Inc.* (Biotechnology)	1,440	7,200
Exide Technologies* (Electrical Components & Equipment)	585	9,805
Extra Space Storage, Inc. (REIT)	945	14,515
EZCORP, Inc.—Class A* (Retail)	675	8,606
Fair Isaac Corp. (Software)	495	10,281
FairPoint Communications, Inc. (Telecommunications)	1,035	7,462
FalconStor Software, Inc.* (Software)	855	6,053
FCStone Group, Inc.* (Diversified Financial Services)	225	6,284
Federal Signal Corp. (Miscellaneous Manufacturing)	810	9,720
FEI Co.* (Electronics)	450	10,251
FelCor Lodging Trust, Inc. (REIT)	1,125	11,812
Ferro Corp. (Chemicals)	585	10,975
Financial Federal Corp. (Diversified Financial Services)	405	8,894
First BanCorp (Banks)	945	5,991
First Midwest Bancorp, Inc. (Banks)	720	13,428
First Niagara Financial Group, Inc. (Savings & Loans)	1,395	17,940
First Potomac Realty Trust (REIT)	900	13,716
FirstMerit Corp. (Banks)	1,035	16,881
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	270	5,567
Flow International Corp.* (Machinery-Diversified)	720	5,616
Flowers Foods, Inc. (Food)	720	20,405
Forestar Real Estate Group, Inc.* (Real Estate)	405	7,715
FormFactor, Inc.* (Semiconductors)	540	9,952
Forward Air Corp. (Transportation)	360	12,456
Fossil, Inc.* (Household Products/Wares)	450	13,081
Foundry Networks, Inc.* (Telecommunications)	1,350	15,957
Fred’s, Inc. (Retail)	765	8,599
Fresh Del Monte Produce, Inc.ADR* (Food)	405	9,546
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	135	5,198
FuelCell Energy, Inc.* (Energy-Alternate Sources)	1,125	7,988
Fuller (H.B.) Co. (Chemicals)	495	11,108
Gartner Group, Inc.* (Commercial Services)	540	11,189
Gaylord Entertainment Co.* (Lodging)	495	11,860
Genco Shipping & Trading, Ltd.ADR (Transportation)	135	8,802
Genesco, Inc. (Retail)	270	8,335
Genesee & Wyoming, Inc.—Class A* (Transportation)	315	10,716
GeoEye, Inc.* (Telecommunications)	360	6,376
GFI Group, Inc (Diversified Financial Services)	810	7,298
Gibraltar Industries, Inc. (Iron/Steel)	405	6,468
Glacier Bancorp, Inc. (Banks)	765	12,232
Gladstone Investment Corp. (Diversified Financial Services)	900	5,787
Glatfelter (Forest Products & Paper)	945	12,767
Glimcher Realty Trust (REIT)	855	9,559
Global Crossing, Ltd.ADR* (Telecommunications)	405	7,266
GMX Resources, Inc.* (Oil & Gas)	135	10,003
Golar LNG, Ltd.ADR (Transportation)	675	10,456
Goodrich Petroleum Corp.* (Oil & Gas)	180	14,926
GrafTech International, Ltd.* (Electrical Components & Equipment)	810	21,732
Granite Construction, Inc. (Engineering & Construction)	270	8,513
Green Mountain Coffee Roasters, Inc.* (Beverages)	225	8,453
Greenfield Online, Inc.* (Advertising)	630	9,400
Grey Wolf, Inc.* (Oil & Gas)	1,305	11,784
Griffon Corp.* (Miscellaneous Manufacturing)	855	7,490
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	495	8,163
Hanmi Financial Corp. (Banks)	2,070	10,785
Harmonic, Inc.* (Telecommunications)	1,035	9,843
Harvest Natural Resources, Inc.* (Oil & Gas)	720	7,963
Headwaters, Inc.* (Energy-Alternate Sources)	630	7,415
HealthExtras, Inc.* (Pharmaceuticals)	405	12,207
HEALTHSOUTH Corp.* (Healthcare-Services)	765	12,722
Healthways, Inc.* (Healthcare-Services)	315	9,324
Heartland Express, Inc. (Transportation)	945	14,090
Hecla Mining Co.* (Mining)	1,305	12,084
HEICO Corp. (Aerospace/Defense)	315	10,250
Heidrick & Struggles International, Inc. (Commercial Services)	225	6,219
Helen of Troy, Ltd.ADR* (Household Products/Wares)	585	9,430
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,080	9,644

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Hercules, Inc. (Chemicals)	990	$16,761
Herman Miller, Inc. (Office Furnishings)	585	14,561
Hexcel Corp.* (Aerospace/Defense Equipment)	855	16,501
Hibbett Sports, Inc.* (Retail)	450	9,495
Highwoods Properties, Inc. (REIT)	585	18,381
Hilb, Rogal, and Hobbs Co. (Insurance)	405	17,601
Hilltop Holdings, Inc.* (Real Estate)	1,125	11,599
HMS Holdings Corp.* (Commercial Services)	315	6,763
Horace Mann Educators Corp. (Insurance)	945	13,249
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	225	12,715
Hot Topic, Inc.* (Retail)	1,035	5,599
Hub Group, Inc.—Class A* (Transportation)	360	12,287
Human Genome Sciences, Inc.* (Biotechnology)	1,395	7,268
Huron Consulting Group, Inc.* (Commercial Services)	180	8,161
Hutchinson Technology, Inc.* (Computers)	675	9,072
Iconix Brand Group, Inc.* (Apparel)	675	8,154
II-VI, Inc.* (Electronics)	270	9,428
IKON Office Solutions, Inc. (Office/Business Equipment)	810	9,137
Immersion Corp.* (Computers)	585	3,984
Immucor, Inc.* (Healthcare-Products)	630	16,304
Incyte Genomics, Inc.* (Biotechnology)	855	6,507
Independent Bank Corp. (Banks)	450	10,728
Infinera Corp.* (Telecommunications)	945	8,335
Informatica Corp.* (Software)	900	13,536
Infospace, Inc. (Internet)	675	5,623
Inland Real Estate Corp. (REIT)	1,080	15,574
Innerworkings, Inc.* (Software)	720	8,611
Insight Enterprises, Inc.* (Retail)	630	7,390
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	540	8,224
Insteel Industries, Inc. (Miscellaneous Manufacturing)	405	7,416
Insulet Corp.* (Healthcare-Products)	405	6,371
Integra LifeSciences Holdings* (Biotechnology)	270	12,010
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	360	11,567
InterDigital, Inc.* (Telecommunications)	495	12,038
Interface, Inc.—Class A (Office Furnishings)	630	7,894
Interline Brands, Inc.* (Building Materials)	585	9,319
Intermec, Inc.* (Machinery-Diversified)	495	10,435
InterMune, Inc.* (Biotechnology)	450	5,904
International Coal Group, Inc.* (Coal)	1,080	14,094
International Shipholding Corp.* (Transportation)	360	8,438
Interwoven, Inc.* (Internet)	630	7,566
Intevac, Inc.* (Machinery-Diversified)	450	5,076
Invacare Corp. (Healthcare-Products)	495	10,118
inVentiv Health, Inc.* (Advertising)	360	10,004
Investors Real Estate Trust (REIT)	1,350	12,879
ION Geophysical Corp.* (Oil & Gas Services)	765	13,349
Iowa Telecommunications Services, Inc. (Telecommunications)	765	13,472
IPC Holdings, Ltd.ADR (Insurance)	675	17,921
iPCS, Inc.* (Telecommunications)	270	8,000
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	855	11,654
Isle of Capri Casinos, Inc.* (Entertainment)	900	4,311
ITC Holdings Corp. (Electric)	405	20,700
J. Crew Group, Inc.* (Retail)	360	11,884
j2 Global Communications, Inc.* (Internet)	405	9,315
Jack Henry & Associates, Inc. (Computers)	810	17,528
Jack in the Box, Inc.* (Retail)	540	12,101
Jackson Hewitt Tax Service, Inc. (Commercial Services)	405	4,949
James River Coal Co.* (Coal)	180	10,564
Jo-Ann Stores, Inc.* (Retail)	315	7,254
Kaydon Corp. (Metal Fabricate/Hardware)	270	13,881
Kayne Anderson Energy Development Fund (Investment Companies)	540	12,393
Kendle International, Inc.* (Commercial Services)	225	8,174
Kenexa Corp.* (Commercial Services)	405	7,630
Kindred Healthcare, Inc.* (Healthcare-Services)	270	7,765
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	900	16,182
Knight Transportation, Inc. (Transportation)	675	12,352
Knoll, Inc. (Office Furnishings)	630	7,655
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	180	7,537
Korn/Ferry International* (Commercial Services)	540	8,494
L-1 Identity Solutions, Inc.* (Electronics)	675	8,991
Laclede Group, Inc. (Gas)	540	21,800
Lance, Inc. (Food)	540	10,136
Landec Corp.* (Chemicals)	1,080	6,988
Landry’s Restaurants, Inc. (Retail)	585	10,512
LaSalle Hotel Properties (REIT)	450	11,308
Lawson Software, Inc.* (Software)	1,215	8,833
Layne Christensen Co.* (Engineering & Construction)	180	7,882
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	765	6,365
Lear Corp.* (Auto Parts & Equipment)	540	7,657
Lexington Corporate Properties Trust (REIT)	1,080	14,720
Libbey, Inc. (Housewares)	630	4,687
Life Time Fitness, Inc.* (Leisure Time)	315	9,308
Lindsay Manufacturing Co. (Machinery-Diversified)	90	7,647
Live Nation, Inc.* (Commercial Services)	765	8,094
Longs Drug Stores Corp. (Retail)	270	11,370
Louisiana-Pacific Corp. (Forest Products & Paper)	1,080	9,169
Luby’s, Inc.* (Retail)	1,305	7,961
Lufkin Industries, Inc. (Oil & Gas Services)	135	11,243
Luminex Corp.* (Healthcare-Products)	405	8,323
Macrovision Solutions Corp.* (Entertainment)	810	12,118
Magellan Health Services, Inc.* (Healthcare-Services)	450	16,663
Magma Design Automation, Inc.* (Electronics)	900	5,463
Maguire Properties, Inc. (REIT)	540	6,572
Maidenform Brands, Inc.* (Apparel)	450	6,075
Manhattan Associates, Inc.* (Computers)	405	9,611
Martek Biosciences Corp.* (Biotechnology)	315	10,619
Marth Stewart Living Ominmedia, Inc.—Class A* (Media)	675	4,995
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	495	15,909
Masimo Corp.* (Healthcare-Products)	450	15,457
MasTec, Inc.* (Telecommunications)	585	6,236
Matrix Service Co.* (Oil & Gas Services)	270	6,226
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	270	12,220
Max Capital Group, Ltd.ADR (Insurance)	900	19,197
MAXIMUS, Inc. (Commercial Services)	315	10,968
McMoRan Exploration Co.* (Oil & Gas)	405	11,146
Medarex, Inc.* (Pharmaceuticals)	1,395	9,221
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	540	11,221
Mentor Graphics Corp.* (Computers)	855	13,509
MercadoLibre, Inc.* (Commercial Services)	180	6,208
Meridian Bioscience, Inc. (Healthcare-Products)	405	10,903
Merit Medical Systems, Inc.* (Healthcare-Products)	540	7,938
Meritage Homes Corp.* (Home Builders)	315	4,779
Micros Systems, Inc.* (Computers)	720	21,953
Microsemi Corp.* (Semiconductors)	720	18,130
Micrus Endovascular Corp.* (Healthcare-Products)	540	7,571
Minerals Technologies, Inc. (Chemicals)	180	11,446
Mitcham Industries, Inc.* (Commercial Services)	450	7,686
MKS Instruments, Inc.* (Semiconductors)	540	11,826
Mobile Mini, Inc.* (Storage/Warehousing)	405	8,100

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Modine Manufacturing Co. (Auto Parts & Equipment)	495	$6,123
Momenta Pharmaceuticals, Inc.* (Biotechnology)	360	4,428
Monarch Casino & Resort, Inc.* (Lodging)	675	7,965
Monolithic Power Systems, Inc.* (Semiconductors)	360	7,783
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,125	16,594
MPS Group, Inc.* (Commercial Services)	1,035	11,002
MSC. Software Corp.* (Software)	810	8,894
Mueller Industries, Inc. (Metal Fabricate/Hardware)	360	11,592
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,125	9,079
MVC Capital, Inc. (Investment Companies)	630	8,625
Myriad Genetics, Inc.* (Biotechnology)	405	18,436
Nara Bancorp, Inc. (Banks)	990	10,623
NATCO Group, Inc.—Class A* (Oil & Gas Services)	225	12,269
National Penn Bancshares, Inc. (Banks)	945	12,550
National Retail Properties, Inc. (REIT)	855	17,869
Natus Medical, Inc.* (Healthcare-Products)	450	9,423
Navigant Consulting Co.* (Commercial Services)	495	9,682
NCI Building Systems, Inc.* (Building Materials)	225	8,264
Nektar Therapeutics* (Biotechnology)	1,260	4,221
Ness Technologies, Inc.* (Commercial Services)	945	9,563
Net 1 UEPS Technologies, Inc.* (Commercial Services)	450	10,935
Netflix, Inc.* (Internet)	360	9,385
NETGEAR, Inc.* (Telecommunications)	495	6,861
Netlogic Microsystems, Inc.* (Semiconductors)	225	7,470
New Jersey Resources Corp. (Gas)	675	22,039
NewAlliance Bancshares, Inc. (Savings & Loans)	1,260	15,725
Newpark Resources, Inc.* (Oil & Gas Services)	810	6,367
Newport Corp.* (Electronics)	675	7,688
Nicor, Inc. (Gas)	450	19,165
NN, Inc. (Metal Fabricate/Hardware)	765	10,664
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	315	12,228
Nordson Corp. (Machinery-Diversified)	270	19,680
Novatel Wireless, Inc.* (Telecommunications)	540	6,010
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	585	6,254
Nu Skin Enterprises, Inc. (Retail)	810	12,085
NuVasive, Inc.* (Healthcare-Products)	315	14,068
NYMAGIC, Inc. (Insurance)	360	6,898
Obagi Medical Products, Inc.* (Pharmaceuticals)	630	5,387
Oilsands Quest, Inc.* (Oil & Gas)	1,035	6,728
Old National Bancorp (Banks)	855	12,192
Olin Corp. (Chemicals)	675	17,671
Olympic Steel, Inc. (Iron/Steel)	90	6,833
OM Group, Inc.* (Chemicals)	270	8,853
OMEGA Healthcare Investors, Inc. (REIT)	855	14,236
Omnicell, Inc.* (Software)	630	8,303
Omniture, Inc.* (Commercial Services)	540	10,028
OmniVision Technologies, Inc.* (Semiconductors)	585	7,073
On Assignment, Inc.* (Commercial Services)	765	6,135
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	450	16,020
Oplink Communications, Inc.* (Telecommunications)	675	6,480
optionsXpress Holdings, Inc. (Diversified Financial Services)	540	12,064
Orbital Sciences Corp.* (Aerospace/Defense)	540	12,722
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	495	20,453
Otter Tail Corp. (Electric)	495	19,221
Overstock.com, Inc.* (Internet)	180	4,671
Owens & Minor, Inc. (Distribution/Wholesale)	315	14,392
Pacer International, Inc. (Transportation)	495	10,647
Pacific Capital Bancorp (Banks)	765	10,542
Pacific Sunwear of California, Inc.* (Retail)	810	6,909
PacWest Bancorp (Banks)	495	7,366
PAETEC Holding Corp.* (Telecommunications)	1,170	7,430
Palm, Inc. (Computers)	1,125	6,064
Palomar Medical Technologies, Inc.* (Healthcare-Products)	585	5,838
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	450	7,304
Parallel Petroleum Corp.* (Oil & Gas)	450	9,058
Parametric Technology Corp.* (Software)	1,125	18,754
PAREXEL International Corp.* (Commercial Services)	540	14,207
Parker Drilling Co.* (Oil & Gas)	1,125	11,261
PC-Tel, Inc. (Internet)	855	8,199
PDL BioPharma, Inc. (Biotechnology)	1,080	11,470
Peet’s Coffee & Tea, Inc.* (Beverages)	495	9,811
Penn Virginia Corp. (Oil & Gas)	315	23,757
Penson Worldwide, Inc.* (Diversified Financial Services)	405	4,840
PeopleSupport, Inc.* (Commercial Services)	675	5,738
Perficient, Inc.* (Internet)	495	4,782
Perini Corp.* (Engineering & Construction)	225	7,436
Perot Systems Corp.—Class A* (Computers)	765	11,483
PetMed Express, Inc.* (Pharmaceuticals)	585	7,166
PetroQuest Energy, Inc.* (Oil & Gas)	405	10,894
PharMerica Corp.* (Pharmaceuticals)	405	9,149
Phase Forward, Inc.* (Software)	495	8,895
PHH Corp.* (Commercial Services)	585	8,980
Phoenix Technologies, Ltd.* (Software)	765	8,415
Photon Dynamics, Inc.* (Electronics)	855	12,893
Pioneer Drilling Co.* (Oil & Gas)	585	11,004
Piper Jaffray* (Diversified Financial Services)	225	6,599
Plantronics, Inc. (Telecommunications)	495	11,048
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	495	16,142
Plexus Corp.* (Electronics)	450	12,456
PMC-Sierra, Inc.* (Semiconductors)	1,755	13,426
PNM Resources, Inc. (Electric)	900	10,764
Polaris Industries, Inc. (Leisure Time)	270	10,903
Polycom, Inc.* (Telecommunications)	855	20,828
PolyOne Corp.* (Chemicals)	945	6,587
Pool Corp. (Distribution/Wholesale)	585	10,390
Portland General Electric Co. (Electric)	855	19,255
Post Properties, Inc. (REIT)	405	12,049
Power Integrations, Inc.* (Semiconductors)	360	11,380
Powerwave Technologies, Inc.* (Telecommunications)	1,530	6,503
Premiere Global Services, Inc.* (Telecommunications)	765	11,154
Prestige Brands Holdings, Inc.* (Healthcare-Products)	585	6,236
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	405	6,427
Progress Software Corp.* (Software)	585	14,958
Prosperity Bancshares, Inc. (Banks)	540	14,434
Provident Financial Services, Inc. (Savings & Loans)	765	10,718
Provident New York Bancorp (Savings & Loans)	1,035	11,447
PSS World Medical, Inc.* (Healthcare-Products)	765	12,469
Psychiatric Solutions, Inc.* (Healthcare-Services)	450	17,028
Quest Resource Corp.* (Oil & Gas)	585	6,675
Quest Software, Inc.* (Software)	855	12,663
Quidel Corp.* (Healthcare-Products)	450	7,434
Quiksilver, Inc.* (Apparel)	1,125	11,047
Rackable Systems, Inc.* (Computers)	585	7,839
RadiSys Corp.* (Computers)	630	5,708
Radyne Corp.* (Telecommunications)	720	8,230
RAIT Financial Trust (REIT)	945	7,012
Ralcorp Holdings, Inc.* (Food)	315	15,574
RCN Corp.* (Telecommunications)	765	8,247
Realty Income Corp. (REIT)	945	21,508
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	495	6,772

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Redwood Trust, Inc. (REIT)	315	$7,179
Regal-Beloit Corp. (Hand/Machine Tools)	270	11,407
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	9,097
Regis Corp. (Retail)	450	11,857
Rent-A-Center, Inc.* (Commercial Services)	585	12,033
Resources Connection, Inc. (Commercial Services)	405	8,242
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	360	8,158
Riverbed Technology, Inc.* (Computers)	585	8,026
Robbins & Myers, Inc. (Machinery-Diversified)	270	13,465
Rock-Tenn Co.—Class A (Forest Products & Paper)	405	12,146
Rockwood Holdings Inc.* (Chemicals)	405	14,094
Rofin-Sinar Technologies, Inc.* (Electronics)	315	9,513
Rosetta Resources, Inc.* (Oil & Gas)	495	14,107
Royal Gold, Inc. (Mining)	495	15,523
RTI Biologics, Inc.* (Healthcare-Products)	855	7,481
RTI International Metals, Inc.* (Mining)	225	8,015
Ruddick Corp. (Food)	360	12,352
Rural Cellular Corp.—Class A* (Telecommunications)	225	10,015
S&T Bancorp, Inc. (Banks)	495	14,385
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	6,011
Savient Pharmaceuticals, Inc.* (Biotechnology)	450	11,385
SAVVIS, Inc.* (Telecommunications)	495	6,390
School Specialty, Inc.* (Retail)	405	12,041
Schulman (A.), Inc. (Chemicals)	630	14,509
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	585	9,857
Sciele Pharma, Inc. (Pharmaceuticals)	450	8,707
Seabright Insurance Holdings* (Insurance)	720	10,426
Seattle Genetics, Inc.* (Biotechnology)	765	6,472
Selective Insurance Group, Inc. (Insurance)	585	10,975
Semtech Corp.* (Semiconductors)	855	12,030
Senior Housing Properties Trust (REIT)	990	19,335
Sensient Technologies Corp. (Chemicals)	495	13,939
Sequenom, Inc.* (Biotechnology)	675	10,773
Silgan Holdings, Inc. (Packaging & Containers)	270	13,700
Silicon Image, Inc.* (Semiconductors)	1,125	8,156
Sinclair Broadcast Group, Inc.—Class A (Media)	1,125	8,550
SkyWest, Inc. (Airlines)	765	9,677
Skyworks Solutions, Inc.* (Semiconductors)	1,350	13,324
Smart Balance, Inc.* (Food)	810	5,840
Solera Holdings, Inc.* (Software)	540	14,936
Solutia, Inc.* (Chemicals)	630	8,077
Sonic Corp.* (Retail)	855	12,654
SONICWALL, Inc.* (Internet)	900	5,805
Sonus Networks, Inc.* (Telecommunications)	1,755	6,002
Sotheby’s (Commercial Services)	585	15,426
Southwest Gas Corp. (Water)	945	9,469
Spartan Stores, Inc. (Food)	360	8,280
Starent Networks Corp.* (Software)	450	5,661
STEC, Inc.* (Computers)	540	5,546
Steinway Musical Instruments, Inc.* (Commercial Services)	315	8,316
STERIS Corp. (Healthcare-Products)	540	15,530
Sterling Bancorp (Banks)	675	8,066
Sterling Bancshares, Inc. (Banks)	1,575	14,317
Steven Madden, Ltd.* (Apparel)	405	7,444
Stewart Information Services Corp. (Insurance)	495	9,573
Stifel Financial Corp.* (Diversified Financial Services)	270	9,285
Stone Energy Corp.* (Oil & Gas)	180	11,864
Strategic Hotels & Resorts, Inc. (REIT)	1,260	11,806
Sun Communities, Inc. (REIT)	945	17,227
Sun Healthcare Group, Inc.* (Healthcare-Services)	585	7,833
Sunrise Assisted Living, Inc.* (Healthcare-Services)	405	9,104
Sunstone Hotel Investors, Inc. (REIT)	765	12,699
Superior Essex, Inc.* (Electrical Components & Equipment)	225	10,042
Superior Industries International, Inc. (Auto Parts & Equipment)	585	9,875
Superior Well Services, Inc.* (Oil & Gas Services)	270	8,562
Susquehanna Bancshares, Inc. (Banks)	990	13,553
SVB Financial Group* (Banks)	450	21,649
Swift Energy Co.* (Oil & Gas)	225	14,863
Switch & Data Facilities Co.* (Internet)	360	6,116
Sybase, Inc.* (Software)	675	19,858
Sykes Enterprises, Inc.* (Computers)	495	9,336
Synaptics, Inc.* (Computers)	225	8,489
Syniverse Holdings, Inc.* (Telecommunications)	450	7,290
T-3 Energy Services, Inc.* (Oil & Gas Services)	135	10,728
Take-Two Interactive Software, Inc.* (Software)	675	17,260
Tanger Factory Outlet Centers, Inc. (REIT)	405	14,552
Taser International, Inc.* (Electronics)	945	4,716
Team, Inc.* (Commercial Services)	225	7,722
Technitrol, Inc. (Electronics)	540	9,175
Tecumseh Products Co.—Class A* (Machinery-Diversified)	180	5,900
Tekelec* (Telecommunications)	900	13,239
Teledyne Technologies, Inc.* (Aerospace/Defense)	270	13,173
TeleTech Holdings, Inc.* (Commercial Services)	540	10,778
Tempur-Pedic International, Inc. (Home Furnishings)	675	5,272
Tennant Co. (Machinery-Diversified)	270	8,119
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	585	7,915
Tercica, Inc.* (Biotechnology)	945	8,344
Tessera Technologies, Inc.* (Semiconductors)	495	8,103
Tetra Tech, Inc.* (Environmental Control)	540	12,215
Texas Capital Bancshares, Inc.* (Banks)	765	12,240
Texas Industries, Inc. (Building Materials)	135	7,578
The Cato Corp.—Class A (Retail)	540	7,690
The Children’s Place Retail Stores, Inc.* (Retail)	225	8,123
The Finish Line, Inc.—Class A* (Retail)	630	5,481
The Geo Group, Inc.* (Commercial Services)	495	11,137
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	360	8,215
The Gymboree Corp.* (Apparel)	225	9,016
The Hain Celestial Group, Inc.* (Food)	585	13,736
The Knot, Inc.* (Internet)	765	7,482
The Medicines Co.* (Pharmaceuticals)	585	11,595
The Men’s Wearhouse, Inc. (Retail)	495	8,064
The Pep Boys-Manny, Moe & Jack (Retail)	855	7,456
The Phoenix Cos., Inc. (Insurance)	1,350	10,273
The Ryland Group, Inc. (Home Builders)	405	8,833
The Spectranetics Corp.* (Healthcare-Products)	630	6,212
The Steak n Shake Co.* (Retail)	1,125	7,121
The Timberland Co.—Class A* (Apparel)	540	8,829
The TriZetto Group, Inc.* (Internet)	585	12,507
The Ultimate Software Group, Inc.* (Software)	270	9,620
The Warnaco Group, Inc.* (Apparel)	360	15,865
Theravance, Inc.* (Pharmaceuticals)	675	8,012
thinkorswim Group, Inc.* (Diversified Financial Services)	675	4,759
Thoratec Corp.* (Healthcare-Products)	675	11,738
THQ, Inc.* (Software)	630	12,764
Tibco Software, Inc.* (Internet)	1,800	13,770
Titan International, Inc. (Auto Parts & Equipment)	270	9,617
TiVo, Inc.* (Home Furnishings)	1,170	7,219
TNS, Inc.* (Commercial Services)	360	8,626
Toreador Resources Corp.* (Oil & Gas)	630	5,374
Town Sports International Holdings, Inc.* (Commercial Services)	675	6,305
Tractor Supply Co.* (Retail)	360	10,454
TradeStation Group, Inc.* (Diversified Financial Services)	765	7,765
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	360	12,092
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Tredegar Corp. (Miscellaneous Manufacturing)	495	$7,277
TreeHouse Foods, Inc.* (Food)	450	10,917
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	585	9,565
TriQuint Semiconductor, Inc.* (Semiconductors)	1,395	8,454
True Religion Apparel, Inc.* (Apparel)	225	5,996
TrueBlue, Inc.* (Commercial Services)	585	7,728
TrustCo Bank Corp. NY (Banks)	1,440	10,685
Trustmark Corp. (Banks)	630	11,119
TTM Technologies, Inc.* (Electronics)	720	9,511
Tupperware Corp. (Household Products/Wares)	495	16,939
tw telecom, Inc.* (Telecommunications)	1,260	20,198
TXCO Resources, Inc.* (Oil & Gas)	675	7,938
U-Store-It Trust (REIT)	1,080	12,906
U.S. Physical Therapy, Inc.* (Healthcare-Services)	765	12,554
UAL Corp. (Airlines)	990	5,168
Ultratech Stepper, Inc.* (Semiconductors)	495	7,682
UMB Financial Corp. (Banks)	315	16,150
Under Armour, Inc.—Class A* (Retail)	315	8,077
Unisource Energy Corp. (Electric)	360	11,164
United America Indemnity, Ltd.—Class AADR* (Insurance)	630	8,423
United Natural Foods, Inc.* (Food)	495	9,643
United Online, Inc. (Internet)	720	7,222
United Therapeutics Corp.* (Pharmaceuticals)	180	17,595
Universal American Financial Corp.* (Insurance)	675	6,899
Universal Corp. (Agriculture)	225	10,174
Universal Health Realty Income Trust (REIT)	450	13,500
Universal Technical Institute, Inc.* (Commercial Services)	585	7,289
USA Mobility, Inc. (Telecommunications)	945	7,135
USEC, Inc.* (Mining)	990	6,019
UTStarcom, Inc.* (Telecommunications)	1,395	7,631
VAALCO Energy, Inc.* (Oil & Gas)	855	7,242
Vail Resorts, Inc.* (Entertainment)	315	13,491
Valassis Communications, Inc.* (Commercial Services)	540	6,761
Valeant Pharmaceuticals International* (Pharmaceuticals)	675	11,549
ValueClick, Inc.* (Internet)	810	12,271
Varian, Inc.* (Electronics)	270	13,786
Veeco Instruments, Inc.* (Semiconductors)	585	9,407
Venoco, Inc.* (Oil & Gas)	270	6,267
VeriFone Holdings, Inc.* (Software)	675	8,066
Vignette Corp.* (Internet)	675	8,100
ViroPharma, Inc.* (Pharmaceuticals)	720	7,963
VistaPrint, Ltd.ADR* (Commercial Services)	450	12,042
Vital Images, Inc.* (Software)	585	7,277
VIVUS, Inc.* (Healthcare-Products)	945	6,313
Volcano Corp.* (Healthcare-Products)	585	7,137
Volcom, Inc.* (Apparel)	225	5,384
Volterra Semiconductor Corp.* (Semiconductors)	450	7,767
W-H Energy Services, Inc.* (Oil & Gas Services)	270	25,850
W.R. Grace & Co.* (Chemicals)	630	14,799
Wabtec Corp. (Machinery-Diversified)	360	17,503
Warren Resources, Inc.* (Oil & Gas)	810	11,891
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	315	16,660
Watts Water Technologies, Inc.—Class A (Electronics)	450	11,205
Websense, Inc.* (Internet)	540	9,094
Werner Enterprises, Inc. (Transportation)	720	13,378
West Coast Bancorp (Banks)	720	6,242
West Pharmaceutical Services, Inc. (Healthcare-Products)	270	11,686
Westamerica Bancorp (Banks)	270	14,199
Westar Energy, Inc. (Electric)	990	21,295
Westfield Financial, Inc. (Banks)	945	8,552
Willbros Group, Inc.ADR* (Oil & Gas Services)	315	13,800
Wind River Systems, Inc.* (Software)	855	9,311
Winn-Dixie Stores, Inc.* (Food)	540	8,651
WMS Industries, Inc.* (Leisure Time)	405	12,057
Wolverine World Wide, Inc. (Apparel)	450	12,001
Woodward Governor Co. (Electronics)	495	17,652
World Fuel Services Corp. (Retail)	360	7,898
World Wrestling Entertainment, Inc. (Entertainment)	765	11,835
Worthington Industries, Inc. (Metal Fabricate/Hardware)	675	13,837
Wright Express Corp.* (Commercial Services)	405	10,044
Wright Medical Group, Inc.* (Healthcare-Products)	495	14,063
XenoPort, Inc.* (Pharmaceuticals)	225	8,782
YRC Worldwide, Inc.* (Transportation)	630	9,368
Zenith National Insurance Corp. (Insurance)	360	12,658
Zoll Medical Corp.* (Healthcare-Products)	225	7,576
Zoltek Cos., Inc.* (Chemicals)	270	6,548
Zoran Corp.* (Semiconductors)	675	7,898

TOTAL COMMON STOCKS
(Cost $7,057,335)		7,806,386

Repurchase Agreements (44.7%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,884,105 (Collateralized by $1,829,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,924,140)	$1,884,000	1,884,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,284,075 (Collateralized by $1,296,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,311,290)	1,284,000	1,284,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,035,123 (Collateralized by $2,040,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,087,755)	2,035,000	2,035,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,167,135 (Collateralized by $2,199,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,216,958)	2,167,000	2,167,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,370,000)		7,370,000

TOTAL INVESTMENT SECURITIES
(Cost $14,427,335)—92.1%		15,176,386
Net other assets (liabilities)—7.9%		1,298,455

NET ASSETS—100.0%		$16,474,841

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $9,313,650)	27	$(378,797)
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,829,300)	70	(180,601)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,414,650)	35	33,693

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$8,273,859	$(102,892)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	5,091,690	(43,507)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	0.4%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	0.4%
Banks	2.3%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.3%
Chemicals	1.0%
Coal	0.1%
Commercial Services	2.9%
Computers	1.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	0.6%
Electric	1.1%
Electrical Components & Equipment	0.7%
Electronics	1.3%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.3%
Entertainment	0.3%
Environmental Control	0.2%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare-Products	2.1%
Healthcare-Services	0.8%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.6%
Internet	1.5%
Investment Companies	0.4%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.1%
Machinery-Diversified	1.0%
Media	0.2%
Metal Fabricate/Hardware	0.4%
Mining	0.5%
Miscellaneous Manufacturing	0.9%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.8%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	1.6%
REIT	2.9%
Real Estate	0.1%
Retail	2.4%
Savings & Loans	0.5%
Semiconductors	1.7%
Software	2.0%
Storage/Warehousing	NM
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Water	0.2%
Other**	52.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $7,057,335)	$7,806,386
Repurchase agreements, at cost	7,370,000

Total Investment Securities	15,176,386
Cash	909,332
Segregated cash balances with brokers for futures contracts	706,100
Dividends and interest receivable	9,278
Receivable for capital shares issued	918,712
Receivable for investments sold	7,667
Prepaid expenses	137

Total Assets	17,727,612

Liabilities:
Payable for investments purchased	933,114
Payable for capital shares redeemed	9,866
Unrealized loss on swap agreements	146,399
Variation margin on futures contracts	124,100
Advisory fees payable	11,007
Management services fees payable	1,468
Administration fees payable	554
Administrative services fees payable	5,728
Distribution fees payable	5,016
Trustee fees payable	2
Transfer agency fees payable	1,378
Fund accounting fees payable	945
Compliance services fees payable	181
Other accrued expenses	13,013

Total Liabilities	1,252,771

Net Assets	$16,474,841

Net Assets consist of:
Capital	$38,053,677
Accumulated net investment income (loss)	341,072
Accumulated net realized gains (losses) on investments	(21,996,855)
Net unrealized appreciation (depreciation) on investments	76,947

Net Assets	$16,474,841

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	909,583

Net Asset Value (offering and redemption price per share)	$18.11

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$126,380
Dividends	112,290

Total Investment Income	238,670

Expenses:
Advisory fees	73,415
Management services fees	14,683
Administration fees	3,712
Transfer agency fees	4,318
Administrative services fees	31,244
Distribution fees	24,472
Custody fees	8,697
Fund accounting fees	8,658
Trustee fees	186
Compliance services fees	71
Other fees	9,002

Total Gross Expenses before reductions	178,458
Less Expenses reduced by the Advisor	(19,502)

Total Net Expenses	158,956

Net Investment Income (Loss)	79,714

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	630,739
Net realized gains (losses) on futures contracts	383,042
Net realized gains (losses) on swap agreements	(3,572,421)
Change in net unrealized appreciation/depreciation on investments	(1,846,486)

Net Realized and Unrealized Gains (Losses) on Investments	(4,405,126)

Change in Net Assets Resulting from Operations	$(4,325,412)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap
Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$79,714	$261,358
Net realized gains (losses) on investments	(2,558,640)	(4,162,490)
Change in net unrealized appreciation/depreciation on investments	(1,846,486)	(2,675,887)

Change in net assets resulting from operations	(4,325,412)	(6,577,019)

Distributions to Shareholders From:
Net investment income	—	(511,925)

Change in net assets resulting from distributions	—	(511,925)

Capital Transactions:
Proceeds from shares issued	185,576,037	928,754,425
Dividends reinvested	—	354,471
Value of shares redeemed	(188,316,438)	(957,041,279)

Change in net assets resulting from capital transactions	(2,740,401)	(27,932,383)

Change in net assets	(7,065,813)	(35,021,327)
Net Assets:
Beginning of period	23,540,654	58,561,981

End of period	$16,474,841	$23,540,654

Accumulated net investment income (loss)	$341,072	$261,358

Share Transactions:
Issued	9,504,356	33,033,207
Reinvested	—	14,363
Redeemed	(9,608,273)	(34,195,265)

Change in shares	(103,917)	(1,147,695)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$23.23		$27.10	$21.51	$30.75	$29.20	$14.64

Investment Activities:
Net investment income (loss)(a)	0.08		0.17	0.20	0.01	(0.21)	(0.14)
Net realized and unrealized
gains (losses) on investments	(5.20)		(3.73)	5.40	(0.18)	8.39	14.70

Total income (loss) from
investment activities	(5.12)		(3.56)	5.60	(0.17)	8.18	14.56

Distributions to Shareholders From:
Net investment income	—		(0.31)	(0.01)	—	—	—
Net realized gains on investments	—		—	—	(9.07)	(6.63)	—

Total distributions	—		(0.31)	(0.01)	(9.07)	(6.63)	—

Net Asset Value, End of Period	$18.11		$23.23	$27.10	$21.51	$30.75	$29.20

Total Return	(22.04)	%(b)	(13.21)%	26.05%	(0.21)%	31.07%	99.45%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.73%	1.72%	1.91%	1.94%	2.00%
Net expenses(c)	1.63%		1.63%	1.69%	1.91%	1.94%	1.98%
Net investment income (loss)(c)	0.82%		0.63%	0.82%	0.03%	(0.68)%	(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$16,475		$23,541	$58,562	$40,184	$173,846	$88,165
Portfolio turnover rate(d)	192	%(b)	418%	208%	539%	481%	572%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraNASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	11%
Swap Agreements	102%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	11.6%
Microsoft Corp.	5.0%
Qualcomm, Inc.	4.9%
Google, Inc.—Class A	4.3%
Research In Motion, Ltd.	3.7%

NASDAQ-100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP ProFund VP UltraNASDAQ-100 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (88.0%)
	Shares	Value

Activision, Inc.* (Software)	9,315	$317,362
Adobe Systems, Inc.* (Software)	18,225	717,883
Akamai Technologies, Inc.* (Internet)	5,670	197,259
Altera Corp. (Semiconductors)	14,850	307,395
Amazon.com, Inc.* (Internet)	9,720	712,768
Amgen, Inc.* (Biotechnology)	17,820	840,391
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,590	116,540
Apollo Group, Inc.—Class A* (Commercial Services)	5,940	262,904
Apple Computer, Inc.* (Computers)	43,200	7,233,408
Applied Materials, Inc. (Semiconductors)	24,570	469,041
Autodesk, Inc.* (Software)	8,235	278,425
Baidu.com, Inc.ADR* (Internet)	945	295,747
Bed Bath & Beyond, Inc.* (Retail)	12,285	345,209
Biogen Idec, Inc.* (Biotechnology)	11,070	618,702
Broadcom Corp.—Class A* (Semiconductors)	14,310	390,520
C.H. Robinson Worldwide, Inc. (Transportation)	5,940	325,750
CA, Inc. (Software)	17,280	398,995
Cadence Design Systems, Inc.* (Computers)	9,450	95,445
Celgene Corp.* (Biotechnology)	15,120	965,714
Cephalon, Inc.* (Pharmaceuticals)	2,295	153,054
Check Point Software Technologies, Ltd.ADR* (Internet)	7,560	178,945
Cintas Corp. (Textiles)	6,480	171,785
Cisco Systems, Inc.* (Telecommunications)	73,980	1,720,775
Citrix Systems, Inc.* (Software)	7,695	226,310
Cognizant Technology Solutions Corp.* (Computers)	9,855	320,386
Comcast Corp.—Special Class A (Media)	50,085	950,112
Costco Wholesale Corp. (Retail)	7,965	558,665
Dell, Inc.* (Computers)	26,055	570,083
DENTSPLY International, Inc. (Healthcare-Products)	4,995	183,816
DIRECTV Group, Inc.* (Media)	29,295	759,033
Discovery Holding Co.—Class A* (Media)	8,370	183,805
DISH Network Corp.—Class A* (Media)	7,695	225,310
eBay, Inc.* (Internet)	34,425	940,835
Electronic Arts, Inc.* (Software)	11,205	497,838
Expedia, Inc.* (Internet)	9,855	181,135
Expeditors International of Washington, Inc. (Transportation)	7,290	313,470
Express Scripts, Inc.* (Pharmaceuticals)	7,830	491,098
Fastenal Co. (Distribution/Wholesale)	4,995	215,584
Fiserv, Inc.* (Software)	7,155	324,622
Flextronics International, Ltd.ADR* (Electronics)	31,860	299,484
Focus Media Holding, Ltd.ADR* (Advertising)	3,780	104,782
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	5,265	385,135
Garmin, Ltd.ADR (Electronics)	7,020	300,737
Genzyme Corp.* (Biotechnology)	11,745	845,875
Gilead Sciences, Inc.* (Pharmaceuticals)	31,860	1,686,987
Google, Inc.—Class A* (Internet)	5,130	2,700,535
Hansen Natural Corp.* (Beverages)	3,240	93,377
Henry Schein, Inc.* (Healthcare-Products)	3,105	160,125
Hologic, Inc.* (Healthcare-Products)	9,450	206,010
IAC/InterActiveCorp* (Internet)	10,125	195,210
Infosys Technologies, Ltd.ADR (Software)	3,915	170,146
Intel Corp. (Semiconductors)	70,335	1,510,796
Intuit, Inc.* (Software)	14,175	390,805
Intuitive Surgical, Inc.* (Healthcare-Products)	1,350	363,690
Joy Global, Inc. (Machinery-Construction & Mining)	3,780	286,637
Juniper Networks, Inc.* (Telecommunications)	12,150	269,487
KLA-Tencor Corp. (Semiconductors)	7,290	296,776
Lam Research Corp.* (Semiconductors)	4,590	165,929
Lamar Advertising Co.* (Advertising)	2,565	92,417
Leap Wireless International, Inc.* (Telecommunications)	2,430	104,903
Level 3 Communications, Inc.* (Telecommunications)	53,055	156,512
Liberty Global, Inc.—Class A* (Media)	5,670	178,208
Liberty Media Holding Corp.—Interactive Series A* (Internet)	19,035	280,957
Linear Technology Corp. (Semiconductors)	10,395	338,565
Logitech International SAADR* (Computers)	6,210	166,428
Marvell Technology Group, Ltd.ADR* (Semiconductors)	20,250	357,615
Microchip Technology, Inc. (Semiconductors)	5,400	164,916
Microsoft Corp. (Software)	112,455	3,093,637
Millicom International Cellular SAADR (Telecommunications)	3,645	377,258
Monster Worldwide, Inc.* (Internet)	4,455	91,818
NetApp, Inc.* (Computers)	12,555	271,941
NII Holdings, Inc.—Class B* (Telecommunications)	5,670	269,268
NVIDIA Corp.* (Semiconductors)	19,170	358,862

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraNASDAQ-100 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Oracle Corp.* (Software)	75,330	$1,581,930
PACCAR, Inc. (Auto Manufacturers)	14,310	598,587
Patterson Cos., Inc.* (Healthcare-Products)	4,320	126,965
Paychex, Inc. (Commercial Services)	12,015	375,829
PetSmart, Inc. (Retail)	4,455	88,877
Qualcomm, Inc. (Telecommunications)	68,445	3,036,905
Research In Motion, Ltd.ADR* (Computers)	19,845	2,319,880
Ryanair Holdings PLCADR* (Airlines)	4,050	116,114
SanDisk Corp.* (Computers)	7,290	136,323
Sears Holdings Corp.* (Retail)	4,860	357,988
Sigma-Aldrich Corp. (Chemicals)	4,320	232,675
Sirius Satellite Radio, Inc.* (Media)	56,970	109,382
Staples, Inc. (Retail)	16,605	394,369
Starbucks Corp.* (Retail)	35,505	558,849
Steel Dynamics, Inc. (Iron/Steel)	6,885	268,997
Stericycle, Inc.* (Environmental Control)	3,240	167,508
Sun Microsystems, Inc.* (Computers)	11,880	129,254
Symantec Corp.* (Internet)	30,780	595,593
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	22,140	1,014,012
UAL Corp. (Airlines)	4,185	21,846
VeriSign, Inc.* (Internet)	6,480	244,944
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,130	171,701
Virgin Media, Inc. (Telecommunications)	12,555	170,874
Whole Foods Market, Inc. (Food)	4,860	115,133
Wynn Resorts, Ltd. (Lodging)	4,320	351,432
Xilinx, Inc. (Semiconductors)	12,960	327,240
Yahoo!, Inc.* (Internet)	22,950	474,147

TOTAL COMMON STOCKS
(Cost $36,763,901)		54,879,301

Repurchase Agreements (12.9%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,062,115 (Collateralized by $2,001,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,105,087)	$2,062,000	2,062,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,405,082 (Collateralized by $1,418,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,434,729)	1,405,000	1,405,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,226,134 (Collateralized by $2,225,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,227,085)	2,226,000	2,226,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,371,148 (Collateralized by $2,403,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,421,772)	2,371,000	2,371,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,064,000)		8,064,000

TOTAL INVESTMENT SECURITIES
(Cost $44,827,901)—100.9%		62,943,301
Net other assets (liabilities)—(0.9)%		(586,908)

NET ASSETS—100.0%		$62,356,393

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $9,584,900)	52	$(481,494)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,949,200)	80	189,844

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	$53,020,046	$(548,697)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	10,694,048	(110,581)

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:
Advertising	0.3%
Airlines	0.2%
Auto Manufacturers	1.0%
Beverages	0.1%
Biotechnology	5.5%
Chemicals	0.4%
Commercial Services	1.0%
Computers	18.0%
Distribution/Wholesale	0.3%
Electronics	1.0%
Engineering & Construction	0.6%
Environmental Control	0.3%
Food	0.2%
Healthcare-Products	1.7%
Internet	11.3%
Iron/Steel	0.4%
Lodging	0.6%
Machinery-Construction & Mining	0.5%
Media	3.9%
Pharmaceuticals	5.5%
Retail	3.7%
Semiconductors	7.6%
Software	12.8%
Telecommunications	9.8%
Textiles	0.3%
Transportation	1.0%
Other**	12.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraNASDAQ-100 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $36,763,901)	$54,879,301
Repurchase agreements, at cost	8,064,000

Total Investment Securities	62,943,301
Cash	674
Segregated cash balances with brokers for futures contracts	490,500
Dividends and interest receivable	2,802
Receivable for capital shares issued	1,583,608
Prepaid expenses	300

Total Assets	65,021,185

Liabilities:
Payable for investments purchased	813,848
Payable for capital shares redeemed	1,015,129
Unrealized loss on swap agreements	659,278
Variation margin on futures contracts	76,500
Advisory fees payable	37,894
Management services fees payable	5,053
Administration fees payable	1,841
Administrative services fees payable	20,140
Distribution fees payable	15,293
Trustee fees payable	5
Transfer agency fees payable	4,471
Fund accounting fees payable	3,143
Compliance services fees payable	560
Other accrued expenses	11,637

Total Liabilities	2,664,792

Net Assets	$62,356,393

Net Assets consist of:
Capital	$120,555,445
Accumulated net investment income (loss)	(188,000)
Accumulated net realized gains (losses) on investments	(75,175,524)
Net unrealized appreciation (depreciation) on investments	17,164,472

Net Assets	$62,356,393

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,149,132

Net Asset Value (offering and redemption price per share)	$19.80

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$157,972
Dividends	137,315

Total Investment Income	295,287

Expenses:
Advisory fees	223,302
Management services fees	44,661
Administration fees	7,944
Transfer agency fees	9,860
Administrative services fees	100,570
Distribution fees	74,434
Custody fees	6,309
Fund accounting fees	13,837
Trustee fees	425
Compliance services fees	249
Other fees	27,090

Total Gross Expenses before reductions	508,681
Less Expenses reduced by the Advisor	(25,394)

Total Net Expenses	483,287

Net Investment Income (Loss)	(188,000)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,311,426)
Net realized gains (losses) on futures contracts	(1,882,370)
Net realized gains (losses) on swap agreements	(12,413,091)
Change in net unrealized appreciation/depreciation on investments	(5,943,367)

Net Realized and Unrealized Gains (Losses) on Investments	(22,550,254)

Change in Net Assets Resulting from Operations	$(22,738,254)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraNASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(188,000)	$(143,518)
Net realized gains (losses) on investments	(16,606,887)	7,846,790
Change in net unrealized appreciation/depreciation on investments	(5,943,367)	4,497,881

Change in net assets resulting from operations	(22,738,254)	12,201,153

Capital Transactions:
Proceeds from shares issued	283,112,665	1,028,360,290
Value of shares redeemed	(297,926,848)	(1,014,276,847)

Change in net assets resulting from capital transactions	(14,814,183)	14,083,443

Change in net assets	(37,552,437)	26,284,596
Net Assets:
Beginning of period	99,908,830	73,624,234

End of period	$62,356,393	$99,908,830

Accumulated net investment income (loss)	$(188,000)	$—

Share Transactions:
Issued	13,355,279	42,823,121
Redeemed	(13,916,207)	(42,624,620)

Change in shares	(560,928)	198,501

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraNASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)
	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$26.93		$20.97	$41.79	$46.20	$45.60	$22.50

Investment Activities:
Net investment income (loss)(b)	(0.07)		(0.05)	(0.13)	(0.36)	(0.30)	(0.60)
Net realized and unrealized gains (losses) on investments	(7.06)		6.01	(0.53)	(1.15)	6.00	23.70

Total income (loss) from investment activities	(7.13)		5.96	(0.66)	(1.51)	5.70	23.10

Distributions to Shareholders From:
Net realized gains on investments	—		—	(20.16)	(2.90)	(5.10)	—

Net Asset Value, End of Period	$19.80		$26.93	$20.97	$41.79	$46.20	$45.60

Total Return	(26.48	)%(c)	28.42%	4.93%	(3.75)%	14.10%	102.67%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.69%	1.75%	1.85%	1.88%	1.97%
Net expenses(d)	1.63%		1.63%	1.72%	1.85%	1.88%	1.94%
Net investment income (loss)(d)	(0.63)%		(0.19)%	(0.40)%	(0.83)%	(0.61)%	(1.59)%

Supplemental Data:
Net Assets, end of period (000’s)	$62,356		$99,909	$73,624	$99,349	$151,620	$114,077
Portfolio turnover rate(e)	354	%(c)	979%	1,176%	437%	504%	768%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(50)%
Swap Agreements	(50)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Bear (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,050 (Collateralized by $19,219,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $19,277,658)	$18,895,000	$18,895,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,102 (Collateralized by $19,049,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $19,273,732)	18,895,000	18,895,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,139 (Collateralized by $19,045,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $19,280,300)	18,895,000	18,895,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,893,181 (Collateralized by $18,557,000 of various U.S. Government Agency Obligations, 4.88%–5.00%, 9/15/08–11/18/11, market value $19,274,522)	18,892,000	18,892,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,895,814 (Collateralized by $19,210,547 of various U.S. Government Agency Obligations, 2.34%–5.05%, 3/27/09–12/21/12, market value $19,273,891)	18,895,000	18,895,000

TOTAL REPURCHASE AGREEMENTS
(Cost $94,472,000)		94,472,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option 1975 expiring September 2008	165	$1,704

TOTAL OPTIONS PURCHASED
(Cost $2,748)		1,704

TOTAL INVESTMENT SECURITIES
(Cost $94,474,748)—99.6%		94,473,704
Net other assets (liabilities)—0.4%		367,017

NET ASSETS—100.0%		$94,840,721

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $13,127,688)	205	$104,895
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $34,260,063)	107	1,671,447

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	$(24,891,153)	$(29,152)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	(22,608,828)	(24,157)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $2,748)	$1,704
Repurchase agreements, at cost	94,472,000

Total Investment Securities	94,473,704
Segregated cash balances with brokers for futures contracts	2,646,761
Interest receivable	5,285
Receivable for capital shares issued	980,708
Variation margin on futures contracts	9,975
Prepaid expenses	388

Total Assets	98,116,821

Liabilities:
Cash overdraft	619
Payable for investments purchased	825
Payable for capital shares redeemed	3,106,635
Unrealized loss on swap agreements	53,309
Advisory fees payable	46,234
Management services fees payable	6,165
Administration fees payable	2,071
Administrative services fees payable	22,074
Distribution fees payable	16,513
Trustee fees payable	6
Transfer agency fees payable	4,175
Fund accounting fees payable	3,534
Compliance services fees payable	706
Other accrued expenses	13,234

Total Liabilities	3,276,100

Net Assets	$94,840,721

Net Assets consist of:
Capital	$137,998,935
Accumulated net investment income (loss)	1,687,179
Accumulated net realized gains (losses) on investments	(46,567,382)
Net unrealized appreciation (depreciation) on investments	1,721,989

Net Assets	$94,840,721

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,350,223

Net Asset Value (offering and redemption price per share)	$28.31

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$822,560

Expenses:
Advisory fees	237,546
Management services fees	47,510
Administration fees	9,090
Transfer agency fees	11,204
Administrative services fees	108,351
Distribution fees	79,182
Custody fees	2,525
Fund accounting fees	15,405
Trustee fees	451
Compliance services fees	591
Other fees	21,085

Total Gross Expenses before reductions	532,940
Less Expenses reduced by the Advisor	(16,673)

Total Net Expenses	516,267

Net Investment Income (Loss)	306,293

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,110)
Net realized gains (losses) on futures contracts	3,086,705
Net realized gains (losses) on swap agreements	5,205,397
Change in net unrealized appreciation/depreciation on investments	1,444,703

Net Realized and Unrealized Gains (Losses) on Investments	9,733,695

Change in Net Assets Resulting from Operations	$10,039,988

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$306,293	$1,380,886
Net realized gains (losses) on investments	8,288,992	(4,806,087)
Change in net unrealized appreciation/depreciation on investments	1,444,703	186,263

Change in net assets resulting from operations	10,039,988	(3,238,938)

Distributions to Shareholders From:
Net investment income	—	(1,685,377)

Change in net assets resulting from distributions	—	(1,685,377)

Capital Transactions:
Proceeds from shares issued	368,666,128	439,234,713
Dividends reinvested	—	1,685,377
Value of shares redeemed	(314,102,303)	(435,143,913)

Change in net assets resulting from capital transactions	54,563,825	5,776,177

Change in net assets	64,603,813	851,862
Net Assets:
Beginning of period	30,236,908	29,385,046

End of period	$94,840,721	$30,236,908

Accumulated net investment income (loss)	$1,687,179	$1,380,886

Share Transactions:
Issued	13,839,400	17,335,902
Reinvested	—	68,847
Redeemed	(11,702,610)	(17,331,090)

Change in shares	2,136,790	73,659

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.92		$25.78	$28.22	$28.61	$31.89	$42.29

Investment Activities:
Net investment income (loss)(a)	0.13		0.85	0.89	0.39	(0.22)	(0.36)
Net realized and unrealized gains (losses) on investments	3.26		(0.71)	(2.99)	(0.78)	(3.06)	(10.04)

Total income (loss) from investment activities	3.39		0.14	(2.10)	(0.39)	(3.28)	(10.40)

Distributions to Shareholders From:
Net investment income	—		(1.00)	(0.34)	—	—	—

Net Asset Value, End of Period	$28.31		$24.92	$25.78	$28.22	$28.61	$31.89

Total Return	13.60	%(b)	0.60%	(7.50)%	(1.36)%	(10.29)%	(24.59)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.74%	1.86%	1.90%	1.98%
Net expenses(c)	1.63%		1.63%	1.70%	1.86%	1.90%	1.98%
Net investment income (loss)(c)	0.97%		3.37%	3.24%	1.36%	(0.70)%	(0.96)%

Supplemental Data:
Net assets, end of period (000’s)	$94,841		$30,237	$29,385	$50,812	$30,887	$54,301
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(64)%
Swap Agreements	(36)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Industrial	18%
Consumer Non-Cyclical	18%
Financial	14%
Energy	12%
Consumer Cyclical	11%
Technology	8%
Utilities	7%
Basic Materials	7%
Communications	5%

PROFUNDS VP ProFund VP Short Mid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (84.0%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $974,054 (Collateralized by $945,000 Federal National mortgage Association, 6.06%, 7/20/27, market value $994,156)	$974,000	$974,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $974,057 (Collateralized by $983,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $994,597)	974,000	974,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $974,059 (Collateralized by $975,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $997,832)	974,000	974,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $974,061 (Collateralized by $976,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $995,113)	974,000	974,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $974,042 (Collateralized by $976,067 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $993,480)	974,000	974,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,870,000)		4,870,000

Options Purchased(NM)
	Contracts

S&P MidCap 400 Futures Call Option 1200 expiring September 2008	20	$440

TOTAL OPTIONS PURCHASED
(Cost $580)		440

TOTAL INVESTMENT SECURITIES
(Cost $4,870,580)—84.0%		4,870,440
Net other assets (liabilities)—16.0%		928,685

NET ASSETS—100.0%		$5,799,125

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $3,689,550)	9	$162,414

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	$(2,104,696)	$7,096

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $580)	$440
Repurchase agreements, at cost	4,870,000

Total Investment Securities	4,870,440
Cash	742
Segregated cash balances with brokers for futures contracts	173,925
Interest receivable	272
Unrealized gain on swap agreements	7,096
Receivable for capital shares issued	739,331
Variation margin on futures contracts	20,250
Prepaid expenses	65

Total Assets	5,812,121

Liabilities:
Advisory fees payable	4,063
Management services fees payable	542
Administration fees payable	209
Administrative services fees payable	2,181
Distribution fees payable	1,532
Trustee fees payable	1
Transfer agency fees payable	534
Fund accounting fees payable	357
Compliance services fees payable	103
Other accrued expenses	3,474

Total Liabilities	12,996

Net Assets	$5,799,125

Net Assets consist of:
Capital	$7,653,014
Accumulated net investment income (loss)	238,942
Accumulated net realized gains (losses) on investments	(2,262,201)
Net unrealized appreciation (depreciation) on investments	169,370

Net Assets	$5,799,125

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	233,987

Net Asset Value (offering and redemption price per share)	$24.78

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$151,137

Expenses:
Advisory fees	41,821
Management services fees	8,364
Administration fees	1,733
Transfer agency fees	2,164
Administrative services fees	18,314
Distribution fees	13,940
Custody fees	2,406
Fund accounting fees	2,959
Trustee fees	86
Compliance services fees	96
Other fees	3,606

Total Gross Expenses before reductions	95,489
Less Expenses reduced by the Advisor	(4,598)

Total Net Expenses	90,891

Net Investment Income (Loss)	60,246

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(2,005)
Net realized gains (losses) on futures contracts	709,628
Net realized gains (losses) on swap agreements	385,909
Change in net unrealized appreciation/depreciation on investments	140,670

Net Realized and Unrealized Gains (Losses) on Investments	1,234,202

Change in Net Assets Resulting from Operations	$1,294,448

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$60,246	$178,696
Net realized gains (losses) on investments	1,093,532	(368,981)
Change in net unrealized appreciation/depreciation on investments	140,670	(43,832)

Change in net assets resulting from operations	1,294,448	(234,117)

Distributions to Shareholders From:
Net investment income	—	(257,064)

Change in net assets resulting from distributions	—	(257,064)

Capital Transactions:
Proceeds from shares issued	133,169,467	181,808,382
Dividends reinvested	—	257,064
Value of shares redeemed	(130,101,524)	(185,347,372)

Change in net assets resulting from capital transactions	3,067,943	(3,281,926)

Change in net assets	4,362,391	(3,773,107)
Net Assets:
Beginning of period	1,436,734	5,209,841

End of period	$5,799,125	$1,436,734

Accumulated net investment income (loss)	$238,942	$178,696

Share Transactions:
Issued	5,342,161	7,618,935
Reinvested	—	10,765
Redeemed	(5,168,043)	(7,775,098)

Change in shares	174,118	(145,398)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$24.00		$25.38	$26.39	$29.15	$30.00

Investment Activities:
Net investment income (loss)(b)	0.14		0.82	0.91	0.40	—(c)
Net realized and unrealized gains (losses) on investments	0.64		(1.55)	(1.87)	(3.16)	(0.85)

Total income (loss) from investment activities	0.78		(0.73)	(0.96)	(2.76)	(0.85)

Distributions to Shareholders From:
Net investment income	—		(0.65)	(0.05)	— (c)	—

Net Asset Value, End of Period	$24.78		$24.00	$25.38	$26.39	$29.15

Total Return	3.25	%(d)	(2.85)%	(3.64)%	(9.46)%	(2.83	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.71%		1.78%	1.82%	2.28%	3.86%
Net expenses(e)	1.63%		1.63%	1.67%	1.98%	1.98%
Net investment income (loss)(e)	1.08%		3.41%	3.46%	1.40%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$5,799		$1,437	$5,210	$4,190	$637
Portfolio turnover rate(f)	—		—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(38)%
Swap Agreements	(62)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (95.9%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,338 (Collateralized by $6,169,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $6,203,745)	$6,079,000	$6,079,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,355 (Collateralized by $6,130,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $6,202,319)	6,079,000	6,079,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,366 (Collateralized by $6,143,000 of various U.S. Government Agency Obligations, 4.30%–5.13%, 7/30/08–12/24/09, market value $6,203,085)	6,079,000	6,079,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,077,380 (Collateralized by $6,177,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $6,203,821)	6,077,000	6,077,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,262 (Collateralized by $6,184,486 various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $6,201,569)	6,079,000	6,079,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,393,000)		30,393,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option 1100 expiring September 2008	90	1,960

TOTAL OPTIONS PURCHASED
(Cost $2,581)		1,960

TOTAL INVESTMENT SECURITIES
(Cost $30,395,581)—95.9%		30,394,960
Net other assets (liabilities)—4.1%		1,305,057

NET ASSETS—100.0%		$31,700,017

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,898,290)	71	$(119,372)

Futures Contracts Sold
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $16,902,550)	49	687,005

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$(14,789,054)	$183,352
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	(4,828,679)	52,342

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $2,581)	$1,960
Repurchase agreements, at cost	30,393,000

Total Investment Securities	30,394,960
Cash	657
Segregated cash balances with brokers for futures contracts	943,080
Interest receivable	1,700
Unrealized gain on swap agreements	235,694
Receivable for capital shares issued	65,191
Variation margin on futures contracts	127,020
Prepaid expenses	212

Total Assets	31,768,514

Liabilities:
Payable for capital shares redeemed	219
Advisory fees payable	24,791
Management services fees payable	3,306
Administration fees payable	1,116
Administrative services fees payable	13,066
Distribution fees payable	10,686
Trustee fees payable	3
Transfer agency fees payable	2,249
Fund accounting fees payable	1,904
Compliance services fees payable	348
Other accrued expenses	10,809

Total Liabilities	68,497

Net Assets	$31,700,017

Net Assets consist of:
Capital	$35,937,623
Accumulated net investment income (loss)	1,241,022
Accumulated net realized gains (losses) on investments	(6,281,334)
Net unrealized appreciation (depreciation) on investments	802,706

Net Assets	$31,700,017

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,973,321

Net Asset Value (offering and redemption price per share)	$16.06

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$397,183

Expenses:
Advisory fees	115,783
Management services fees	23,157
Administration fees	4,625
Transfer agency fees	5,704
Administrative services fees	49,929
Distribution fees	38,594
Custody fees	1,973
Fund accounting fees	7,852
Trustee fees	236
Compliance services fees	295
Other fees	11,810

Total Gross Expenses before reductions	259,958
Less Expenses reduced by the Advisor	(8,323)

Total Net Expenses	251,635

Net Investment Income (Loss)	145,548

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,817)
Net realized gains (losses) on futures contracts	1,317,182
Net realized gains (losses) on swap agreements	3,170,562
Change in net unrealized appreciation/depreciation on investments	653,532

Net Realized and Unrealized Gains (Losses) on Investments	5,134,459

Change in Net Assets Resulting from Operations	$5,280,007

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$145,548	$1,095,474
Net realized gains (losses) on investments	4,480,927	(2,893,787)
Change in net unrealized appreciation/depreciation on investments	653,532	(6,116)

Change in net assets resulting from operations	5,280,007	(1,804,429)

Distributions to Shareholders From:
Net investment income	—	(1,250,161)

Change in net assets resulting from distributions	—	(1,250,161)

Capital Transactions:
Proceeds from shares issued	259,803,678	676,598,767
Dividends reinvested	—	1,250,161
Value of shares redeemed	(248,750,548)	(672,479,613)

Change in net assets resulting from capital transactions	11,053,130	5,369,315

Change in net assets	16,333,137	2,314,725
Net Assets:
Beginning of period	15,366,880	13,052,155

End of period	$31,700,017	$15,366,880

Accumulated net investment income (loss)	$1,241,022	$1,095,474

Share Transactions:
Issued	16,494,734	46,664,042
Reinvested	—	85,219
Redeemed	(15,556,503)	(46,609,404)

Change in shares	938,231	139,857

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$14.85		$14.58	$16.62	$17.12	$18.82	$28.74

Investment Activities:
Net investment income (loss)(a)	0.07		0.50	0.56	0.23	(0.11)	(0.20)
Net realized and unrealized
gains (losses) on investments	1.14		0.15 (b)	(2.50)	(0.73)	(1.59)	(9.72)

Total income (loss) from
investment activities	1.21		0.65	(1.94)	(0.50)	(1.70)	(9.92)

Distributions to Shareholders From:
Net investment income	—		(0.38)	(0.10)	—	—	—

Net Asset Value, End of Period	$16.06		$14.85	$14.58	$16.62	$17.12	$18.82

Total Return	8.15	%(c)	4.46%	(11.73)%	(2.92)%	(9.03)%	(34.52)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.67%	1.67%	1.90%	2.28%	2.71%
Net expenses(d)	1.63%		1.62%	1.62%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	0.94%		3.42%	3.52%	1.36%	(0.62)%	(0.80)%

Supplemental Data:
Net assets, end of period (000’s)	$31,700		$15,367	$13,052	$9,193	$6,934	$125
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	21%
Consumer Non-cyclical	17%
Technology	15%
Energy	13%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	6%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30 (unaudited)	June 30, 2008

Repurchase Agreements (100.0%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $60,003 (Collateralized by $59,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $62,069)	$60,000	$ 60,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $60,004 (Collateralized by $62,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $62,731)	60,000	60,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $60,004 (Collateralized by $61,000 of various U.S. Government Agency Obligations, 4.75%-5.00%, 9/15/08–4/24/09, market value $62,352)	60,000	60,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $57,004 (Collateralized by $59,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $60,155)	57,000	57,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $60,003 (Collateralized by $60,127 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $61,200)	60,000	60,000

TOTAL REPURCHASE AGREEMENTS
(Cost $297,000)		297,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option 17000 expiring July 2008	25	25

TOTAL OPTIONS PURCHASED
(Cost $187)		25

TOTAL INVESTMENT SECURITIES
(Cost $297,187)—100.0%		297,025
Net other assets (liabilities)—NM		142

NET ASSETS—100.0%		$297,167

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM   Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 7/28/08	$(296,374)	$(39)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $187)	$25
Repurchase agreements, at cost	297,000

Total Investment Securities	297,025
Cash	105
Interest receivable	17
Prepaid and other expenses	269

Total Assets	297,416

Liabilities:
Unrealized loss on swap agreements	39
Advisory fees payable	82
Management services fees payable	11
Administration fees payable	6
Administrative services fees payable	5
Distribution fees payable	75
Transfer agency fees payable	19
Fund accounting fees payable	10
Compliance services fees payable	2

Total Liabilities	249

Net Assets	$297,167

Net Assets consist of:
Capital	$404,676
Accumulated net investment income (loss)	12,238
Accumulated net realized gains (losses) on investments	(119,546)
Net unrealized appreciation (depreciation) on investments	(201)

Net Assets	$297,167

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,797

Net Asset Value (offering and redemption price per share)	$30.33

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$3,509

Expenses:
Advisory fees	1,016
Management services fees	203
Administration fees	23
Transfer agency fees	27
Administrative services fees	27
Distribution fees	339
Custody fees	903
Fund accounting fees	37
Trustee fees	1
Other fees	63

Total Gross Expenses before reductions	2,639
Less Expenses reduced by the Advisor	(431)

Total Net Expenses	2,208

Net Investment Income (Loss)	1,301

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(499)
Net realized gains (losses) on futures contracts	(25,694)
Net realized gains (losses) on swap agreements	50,868
Change in net unrealized appreciation/depreciation on investments	(1,520)

Net Realized and Unrealized Gains (Losses) on Investments	23,155

Change in Net Assets Resulting from Operations	$24,456

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,301	$10,937
Net realized gains (losses) on investments	24,675	(37,167)
Change in net unrealized appreciation/depreciation on investments	(1,520)	1,377

Change in net assets resulting from operations	24,456	(24,853)

Distributions to Shareholders From:
Net investment income	—	(17,458)

Change in net assets resulting from distributions	—	(17,458)

Capital Transactions:
Proceeds from shares issued	4,567,359	7,669,452
Dividends reinvested	—	17,458
Value of shares redeemed	(4,489,334)	(7,653,488)

Change in net assets resulting from capital transactions	78,025	33,422

Change in net assets	102,481	(8,889)
Net Assets:
Beginning of period	194,686	203,575

End of period	$297,167	$194,686

Accumulated net investment income (loss)	$12,238	$10,937

Share Transactions:
Issued	166,082	283,668
Reinvested	—	666
Redeemed	(163,578)	(284,258)

Change in shares	2,504	76

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	six months ended		year ended		May 1, 2006 through
	June 30, 2008		Dec. 31, 2007		Dec. 31, 2006(a)
	(unaudited)

Net Asset Value, Beginning of Period	$26.69		$28.21		$30.00

Investment Activities:
Net investment income (loss)(b)	0.13		0.86		0.72
Net realized and unrealized gains (losses) on investments	3.51		(1.64)		(2.51)

Total income (loss) from investment activities	3.64		(0.78)		(1.79)

Distributions to Shareholders From:
Net investment income	—		(0.74)		—

Net Asset Value, End of Period	$30.33		$26.69		$28.21

Total Return	13.64	%(c)	(2.67)%		(6.00	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.95%		2.37%		2.25%
Net expenses(d)	1.63%		1.72	%(e)	1.63%
Net investment income (loss)(d)	0.96%		3.21%		3.61%

Supplemental Data:
Net assets, end of period (000’s)	$297		$195		$204
Portfolio turnover rate(f)	—		—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(93)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100 (unaudited)	June 30, 2008

Repurchase Agreements (90.3%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,211 (Collateralized by $3,685,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $3,876,684)	$3,800,000	$ 3,800,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,222 (Collateralized by $3,833,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,878,220)	3,800,000	3,800,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,229 (Collateralized by $3,775,000 of various U.S. Government Agency Obligations, 4.75%, 3/5/09–4/24/09, market value $3,878,813)	3,800,000	3,800,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,796,237 (Collateralized by $3,852,000 of various U.S. Government Agency Obligations, 2.21%-5.00%, 9/15/08–12/30/08, market value $3,874,989)	3,796,000	3,796,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,164 (Collateralized by $3,859,698 of various U.S. Government Agency Obligations, 4.13%-5.05%, 10/15/10–12/21/12, market value $3,876,548)	3,800,000	3,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,996,000)		18,996,000

Options Purchased(NM)
	Contracts

NASDAQ-100 Futures Call Option 2800 expiring September 2008	30	388

TOTAL OPTIONS PURCHASED
(Cost $561)		388

TOTAL INVESTMENT SECURITIES
(Cost $18,996,561)—90.3%		18,996,388
Net other assets (liabilities)—9.7		2,035,658

NET ASSETS—100.0%		$21,032,046

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM   Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $368,650)	10	$ 2,258
NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,105,950)	6	55,533

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	$(11,206,899)	$95,087
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	(8,355,123)	86,185

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $561)	$388
Repurchase agreements, at cost	18,996,000

Total Investment Securities	18,996,388
Cash	513
Segregated cash balances with brokers for futures contracts	97,200
Interest receivable	1,063
Unrealized gain on swap agreements	181,272
Receivable for capital shares issued	1,778,025
Variation margin on futures contracts	14,944
Prepaid expenses	270

Total Assets	21,069,675

Liabilities:
Payable for capital shares redeemed	4,901
Advisory fees payable	10,530
Management services fees payable	1,404
Administration fees payable	572
Administrative services fees payable	6,349
Distribution fees payable	4,830
Trustee fees payable	2
Transfer agency fees payable	1,588
Fund accounting fees payable	977
Compliance services fees payable	312
Other accrued expenses	6,164

Total Liabilities	37,629

Net Assets	$21,032,046

Net Assets consist of:
Capital	$68,475,635
Accumulated net investment income (loss)	1,196,545
Accumulated net realized gains (losses) on investments	(48,879,024)
Net unrealized appreciation (depreciation) on investments	238,890

Net Assets	$21,032,046

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,048

Net Asset Value (offering and redemption price per share)	$15.84

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$427,279

Expenses:
Advisory fees	121,252
Management services fees	24,251
Administration fees	4,410
Transfer agency fees	5,477
Administrative services fees	55,685
Distribution fees	40,417
Custody fees	2,566
Fund accounting fees	7,509
Trustee fees	227
Compliance services fees	191
Other fees	14,801

Total Gross Expenses before reductions	276,786
Less Expenses reduced by the Advisor	(13,263)

Total Net Expenses	263,523

Net Investment Income (Loss)	163,756

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,305)
Net realized gains (losses) on futures contracts	(6,614)
Net realized gains (losses) on swap agreements	2,159,043
Change in net unrealized appreciation/depreciation on investments	67,365

Net Realized and Unrealized Gains (Losses) on Investments	2,218,489

Change in Net Assets Resulting from Operations	$2,382,245

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$163,756	$1,032,789
Net realized gains (losses) on investments	2,151,124	(5,362,976)
Change in net unrealized appreciation/depreciation on investments	67,365	(44,087)

Change in net assets resulting from operations	2,382,245	(4,374,274)

Distributions to Shareholders From:
Net investment income	—	(1,955,739)

Change in net assets resulting from distributions	—	(1,955,739)

Capital Transactions:
Proceeds from shares issued	183,441,737	567,134,709
Dividends reinvested	—	1,955,739
Value of shares redeemed	(176,637,203)	(574,813,456)

Change in net assets resulting from capital transactions	6,804,534	(5,723,008)

Change in net assets	9,186,779	(12,053,021)
Net Assets:
Beginning of period	11,845,267	23,898,288

End of period	$21,032,046	$11,845,267

Accumulated net investment income (loss)	$1,196,545	$1,032,789

Share Transactions:
Issued	11,648,436	33,673,074
Reinvested	—	133,043
Redeemed	(11,155,673)	(34,285,321)

Change in shares	492,763	(479,204)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2008	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$14.18		$18.18	$18.56	$18.41	$20.71	$33.37

Investment Activities:
Net investment income (loss)(a)	0.08		0.59	0.64	0.23	(0.13)	(0.24)
Net realized and unrealized gains (losses) on investments	1.58		(2.63)	(0.88)	(0.08)	(2.17)	(12.21)

Total income (loss) from investment activities	1.66		(2.04)	(0.24)	0.15	(2.30)	(12.45)

Distributions to Shareholders From:
Net investment income	—		(1.96)	(0.14)	—	—	(0.21)

Net Asset Value, End of Period	$15.84		$14.18	$18.18	$18.56	$18.41	$20.71

Total Return	11.71	%(b)	(11.60)%	(1.31)%	0.81%	(11.11)%	(37.31)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.70%	1.85%	1.86%	1.99%
Net expenses(c)	1.63%		1.63%	1.66%	1.85%	1.86%	1.98%
Net investment income (loss)(c)	1.01%		3.50%	3.34%	1.21%	(0.62)%	(0.93)%

Supplemental Data:
Net Assets, end of period (000’s)	$21,032		$11,845	$23,898	$31,588	$16,213	$31,524
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(101)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financials	25%
Industrials	12%
Materials	12%
Consumer Discretionary	10%
Energy	9%
Consumer Staples	8%
Health Care	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	21%
Japan	21%
Other	13%
France	11%
Germany	9%
Switzerland	7%
Australia	7%
Spain	4%
Italy	4%
Netherlands	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International (unaudited)	June 30, 2008

Repurchase Agreements (100.9%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,006 (Collateralized by $109,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $114,670)	$112,000	$112,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $114,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $115,345)	112,000	112,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $115,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $117,703)	112,000	112,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $114,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $116,233)	112,000	112,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,005 (Collateralized by $112,238 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $114,240)	112,000	112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $560,000)		560,000

TOTAL INVESTMENT SECURITIES
(Cost $560,000)—100.9%		560,000
Net other assets (liabilities)—(0.9%)		(4,741)

NET ASSETS—100.0%		$555,259

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 7/28/08	$(563,037)	$(3,132)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$560,000
Cash	716
Interest receivable	31
Receivable for capital shares issued	987
Prepaid expenses	3

Total Assets	561,737

Liabilities:
Payable for capital shares redeemed	2,077
Unrealized loss on swap agreements	3,132
Advisory fees payable	232
Management services fees payable	31
Administration fees payable	14
Administrative services fees payable	183
Distribution fees payable	225
Transfer agency fees payable	32
Fund accounting fees payable	24
Compliance services fees payable	6
Other accrued expenses	522

Total Liabilities	6,478

Net Assets	$555,259

Net Assets consist of:
Capital	$565,375
Accumulated net investment income (loss)	4,898
Accumulated net realized gains (losses) on investments	(11,882)
Net unrealized appreciation (depreciation) on investments	(3,132)

Net Assets	$555,259

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,897

Net Asset Value (offering and redemption price per share)	$32.86

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$7,948

Expenses:
Advisory fees	2,275
Management services fees	455
Administration fees	90
Transfer agency fees	111
Administrative services fees	459
Distribution fees	758
Custody fees	1,501
Fund accounting fees	152
Trustee fees	5
Compliance services fees	6
Other fees	180

Total Gross Expenses before reductions	5,992
Less Expenses reduced by the Advisor	(1,051)

Total Net Expenses	4,941

Net Investment Income (Loss)	3,007

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(525)
Change in net unrealized appreciation/depreciation on investments	(2,100)

Net Realized and Unrealized Gains (Losses) on Investments	(2,625)

Change in Net Assets Resulting from Operations	$382

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$3,007	$1,780
Net realized gains (losses) on investments	(525)	(11,357)
Change in net unrealized appreciation/depreciation on investments	(2,100)	(1,032)

Change in net assets resulting from operations	382	(10,609)

Capital Transactions:
Proceeds from shares issued	2,396,717	484,515
Value of shares redeemed	(2,034,072)	(281,674)

Change in net assets resulting from capital transactions	362,645	202,841

Change in net assets	363,027	192,232
Net Assets:
Beginning of period	192,232	—

End of period	$555,259	$192,232

Accumulated net investment income (loss)	$4,898	$1,891

Share Transactions:
Issued	73,804	16,345
Redeemed	(63,447)	(9,805)

Change in shares	10,357	6,540

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$29.39		$30.00

Investment Activities:
Net investment income (loss)(b)	0.16		0.28
Net realized and unrealized gains (losses) on investments	3.31	(c)	(0.89)

Total income (loss) from investment activities	3.47		(0.61)

Net Asset Value, End of Period	$32.86		$29.39

Total Return	11.81	%(d)	(2.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.98%		3.42%
Net expenses(e)	1.63%		1.64%
Net investment income (loss)(e)	0.99%		2.93%

Supplemental Data:
Net assets, end of period (000’s)	$555		$192
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	27%
Basic Materials	20%
Communications	19%
Financial	14%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	1%

Country Breakdown	% of Index

Brazil	37%
Hong Kong	10%
Mexico	9%
South Korea	9%
China	8%
Taiwan	8%
Other	6%
India	5%
South Korea	4%
Israel	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets (unaudited)	June 30, 2008

Repurchase Agreements (101.3%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,021 (Collateralized by $362,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $380,830)	$373,000	$373,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,022 (Collateralized by $377,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $381,448)	373,000	373,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,022 (Collateralized by $375,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $383,816)	373,000	373,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $372,023 (Collateralized by $374,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $381,324)	372,000	372,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,016 (Collateralized by $373,792 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $380,460)	373,000	373,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,864,000)		1,864,000

TOTAL INVESTMENT SECURITIES
(Cost $1,864,000)—101.3%		1,864,000
Net other assets (liabilities)—(1.3%)		(22,933)

NET ASSETS—100.0%		$1,841,067

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 7/28/08	$(1,838,712)	$(20,275)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,864,000
Cash	132
Interest receivable	104
Receivable for capital shares issued	1,967
Prepaid expenses	3

Total Assets	1,866,206

Liabilities:
Payable for capital shares redeemed	2,036
Unrealized loss on swap agreements	20,275
Advisory fees payable	630
Management services fees payable	84
Administration fees payable	31
Administrative services fees payable	531
Distribution fees payable	535
Transfer agency fees payable	72
Fund accounting fees payable	53
Compliance services fees payable	9
Other accrued expenses	883

Total Liabilities	25,139

Net Assets	$1,841,067

Net Assets consist of:
Capital	$1,933,954
Accumulated net investment income (loss)	7,117
Accumulated net realized gains (losses) on investments	(79,729)
Net unrealized appreciation (depreciation) on investments	(20,275)

Net Assets	$1,841,067

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,671

Net Asset Value (offering and redemption price per share)	$24.99

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$13,562

Expenses:
Advisory fees	3,796
Management services fees	759
Administration fees	206
Transfer agency fees	253
Administrative services fees	1,023
Distribution fees	1,265
Custody fees	1,460
Fund accounting fees	349
Trustee fees	11
Compliance services fees	18
Other fees	485

Total Gross Expenses before reductions	9,625
Less Expenses reduced by the Advisor	(1,380)

Total Net Expenses	8,245

Net Investment Income (Loss)	5,317

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(22,839)
Change in net unrealized appreciation/depreciation on investments	(21,264)

Net Realized and Unrealized Gains (Losses) on Investments	(44,103)

Change in Net Assets Resulting from Operations	$(38,786)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$5,317	$1,693
Net realized gains (losses) on investments	(22,839)	(56,890)
Change in net unrealized appreciation/depreciation on investments	(21,264)	989

Change in net assets resulting from operations	(38,786)	(54,208)

Capital Transactions:
Proceeds from shares issued	14,329,118	484,005
Value of shares redeemed	(12,630,463)	(248,599)

Change in net assets resulting from capital transactions	1,698,655	235,406

Change in net assets	1,659,869	181,198
Net Assets:
Beginning of period	181,198	—

End of period	$1,841,067	$181,198

Accumulated net investment income (loss)	$7,117	$1,800

Share Transactions:
Issued	563,631	17,512
Redeemed	(497,374)	(10,098)

Change in shares	66,257	7,414

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	period ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$24.44		$30.00

Investment Activities:
Net investment income (loss)(b)	0.13		0.26
Net realized and unrealized gains (losses) on investments	0.42	(c)	(5.82)

Total income (loss) from investment activities	0.55		(5.56)

Net Asset Value, End of Period	$24.99		$24.44

Total Return	2.25	%(d)	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.90%		3.60%
Net expenses(e)	1.63%		1.64	%(f)
Net investment income (loss)(e)	1.05%		3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,841		$181
Portfolio turnover rate(g)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(146)%
Swap Agreements	(53)%
Options	NM

Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average Index - Composition
% of Index

Industrial	21%
Consumer Non-Cyclical	17%
Technology	15%
Energy	13%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	6%

PROFUNDS VP ProFund VP UltraShort Dow 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (90.7%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $276,015 (Collateralized by $269,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $282,993)	$276,000	$276,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $276,016 (Collateralized by $280,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $283,303	276,000	276,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $276,017 (Collateralized by $280,025 of various U.S. Government Agency Obligation, 4.75%–5.05%, 9/15/08–10/15/10, market value $286,512)	276,000	276,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $276,017 (Collateralized by $278,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $283,444)	276,000	276,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $276,012 (Collateralized by $276,586 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $281,520)	276,000	276,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,380,000)		1,380,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option 17000 expiring July 2008	25	25
E-Mini Dow Jones Futures Call Option 17000 expiring September 2008	20	200

TOTAL OPTIONS PURCHASED
(Cost $438)		225

TOTAL INVESTMENT SECURITIES
(Cost $1,380,438)—90.7%		1,380,225
Net other assets (liabilities)—9.3%		140,881

NET ASSETS—100.0%		$1,521,106

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,209,155)	39	$77,893

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 7/28/08	$(810,477)	$(107)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $438)	$225
Repurchase agreements, at cost	1,380,000

Total Investment Securities	1,380,225
Cash	675
Segregated cash balances with brokers for futures contracts	137,517
Interest receivable	77
Variation margin on futures contracts	4,290
Prepaid expenses	4

Total Assets	1,522,788

Liabilities:
Payable for investments purchased	250
Payable for capital shares redeemed	263
Unrealized loss on swap agreements	107
Advisory fees payable	278
Management services fees payable	37
Administration fees payable	17
Administrative services fees payable	73
Distribution fees payable	240
Transfer agency fees payable	56
Fund accounting fees payable	29
Compliance services fees payable	7
Other accrued expenses	325

Total Liabilities	1,682

Net Assets	$1,521,106

Net Assets consist of:
Capital	$1,062,744
Accumulated net investment income (loss)	12,805
Accumulated net realized gains (losses) on investments	367,984
Net unrealized appreciation (depreciation) on investments	77,573

Net Assets	$1,521,106

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	50,025

Net Asset Value (offering and redemption price per share)	$30.41

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$12,145

Expenses:
Advisory fees	3,474
Management services fees	695
Administration fees	126
Transfer agency fees	126
Administrative services fees	523
Distribution fees	1,158
Custody fees	1,617
Fund accounting fees	173
Trustee fees	6
Compliance services fees	4
Other fees	289

Total Gross Expenses before reductions	8,191
Less Expenses reduced by the Advisor	(641)

Total Net Expenses	7,550

Net Investment Income (Loss)	4,595

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(500)
Net realized gains (losses) on futures contracts	(359,616)
Net realized gains (losses) on swap agreements	497,601
Change in net unrealized appreciation/depreciation on investments	74,586

Net Realized and Unrealized Gains (Losses) on Investments:	212,071

Change in Net Assets Resulting from Operations	$216,666

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort Dow 30
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$4,595	$8,210
Net realized gains (losses) on investments	137,485	259,068
Change in net unrealized appreciation/depreciation on investments	74,586	1,594

Change in net assets resulting from operations	216,666	268,872

Distributions to Shareholders From:
Net investment income	—	(2,465)

Change in net assets resulting from distributions	—	(2,465)

Capital Transactions:
Proceeds from shares issued	43,709,923	31,437,872
Dividends reinvested	—	2,465
Value of shares redeemed	(42,562,528)	(31,724,531)

Change in net assets resulting from capital transactions	1,147,395	(284,194)

Change in net assets	1,364,061	(17,787)
Net Assets:
Beginning of period	157,045	174,832

End of period	$1,521,106	$157,045

Accumulated net investment income (loss)	$12,805	$8,210

Share Transactions:
Issued	1,724,539	1,340,545
Reinvested	—	108
Redeemed	(1,681,288)	(1,340,546)

Change in shares	43,251	107

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the period Sep. 14, 2006 through Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$23.18		$26.22		$30.00

Investment Activities:
Net investment income (loss)(b)	0.13		0.68		0.30
Net realized and unrealized gains (losses) on investments	7.10		(3.35	)(c)	(4.08)

Total income (loss) from investment activities	7.23		(2.67)		(3.78)

Distributions to Shareholders From:
Net investment income	—		(0.37)		—

Net Asset Value, End of Period	$30.41		$23.18		$26.22

Total Return	31.19	%(d)	(10.16)%		(12.60	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.77%		2.30%		5.58%
Net expenses(e)	1.63%		1.91	%(f)	1.65	%(f)
Net investment income (loss)(e)	0.99%		2.90%		3.68%

Supplemental Data:
Net assets, end of period (000’s)	$1,521		$157		$175
Portfolio turnover rate(g)	—		—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(192)%
Options	NM

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM   Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ 100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP ProFund VP UltraShort NASDAQ-100 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (97.5%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $433,024 (Collateralized by $421,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $442,899)	$433,000	$433,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $433,025 (Collateralized by $438,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $443,167)	433,000	433,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $433,026 (Collateralized by $435,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $445,226)	433,000	433,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $431,027 (Collateralized by $434,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $442,499)	431,000	431,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $433,019 (Collateralized by $433,919 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $441,660)	433,000	433,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,163,000)		2,163,000

Options Purchased(NM)
	Contracts

NASDAQ-100 Futures Call Option 2800 expiring September 2008	5	65

TOTAL OPTIONS PURCHASED
(Cost $96)		65

TOTAL INVESTMENT SECURITIES
(Cost $2,163,096)—97.5%		2,163,065
Net other assets (liabilities)—2.5%		56,004

NET ASSETS—100.0%		$2,219,069

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $184,325)	5	$6,008

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	$(664,574)	$ 6,856
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	(3,589,443)	35,728

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $96)	$65
Repurchase agreements, at cost	2,163,000

Total Investment Securities	2,163,065
Cash	468
Segregated cash balances with brokers for futures contracts	13,877
Interest receivable	121
Unrealized gain on swap agreements	42,584
Variation margin on futures contracts	2,125
Prepaid expenses	7

Total Assets	2,222,247

Liabilities:
Payable for capital shares redeemed	434
Advisory fees payable	463
Management services fees payable	62
Administration fees payable	35
Administrative services fees payable	615
Distribution fees payable	704
Transfer agency fees payable	100
Fund accounting fees payable	60
Compliance services fees payable	14
Other accrued expenses	691

Total Liabilities	3,178

Net Assets	$2,219,069

Net Assets consist of:
Capital	$2,664,846
Accumulated net investment income (loss)	12,765
Accumulated net realized gains (losses) on investments	(507,103)
Net unrealized appreciation (depreciation) on investments	48,561

Net Assets	$2,219,069

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	97,899

Net Asset Value (offering and redemption price per share)	$22.67

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$16,138

Expenses:
Advisory fees	4,875
Management services fees	975
Administration fees	602
Transfer agency fees	209
Administrative services fees	1,033
Distribution fees	1,625
Custody fees	2,073
Fund accounting fees	289
Trustee fees	9
Compliance services fees	12
Other fees	593

Total Gross Expenses before reductions	12,295
Less Expenses reduced by the Advisor	(1,719)

Total Net Expenses	10,576

Net Investment Income (Loss)	5,562

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(210)
Net realized gains (losses) on futures contracts	(88,716)
Net realized gains (losses) on swap agreements	(409,577)
Change in net unrealized appreciation/depreciation on investments	45,756

Net Realized and Unrealized Gains (Losses) on Investments	(452,747)

Change in Net Assets Resulting from Operations	$(447,185)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$5,562	$7,203
Net realized gains (losses) on investments	(498,503)	18,754
Change in net unrealized appreciation/depreciation on investments	45,756	1,463

Change in net assets resulting from operations	(447,185)	27,420

Distributions to Shareholders From:
Net investment income	—	(2,299)

Change in net assets resulting from distributions	—	(2,299)

Capital Transactions:
Proceeds from shares issued	49,239,670	26,447,043
Dividends reinvested	—	2,299
Value of shares redeemed	(46,710,172)	(26,513,655)

Change in net assets resulting from capital transactions	2,529,498	(64,313)

Change in net assets	2,082,313	(39,192)
Net Assets:
Beginning of period	136,756	175,948

End of period	$2,219,069	$136,756

Accumulated net investment income (loss)	$12,765	$7,203

Share Transactions:
Issued	2,145,399	1,375,815
Reinvested	—	111
Redeemed	(2,054,708)	(1,375,385)

Change in shares	90,691	541

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the period Sep. 14, 2006 through Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$18.97		$26.39		$30.00

Investment Activities:
Net investment income (loss)(b)	0.10		0.60		0.29
Net realized and unrealized gains (losses) on investments	3.60	(c)	(7.68	)(c)	(3.90)

Total income (loss) from investment activities	3.70		(7.08)		(3.61)

Distributions to Shareholders From:
Net investment income	—		(0.34)		—

Net Asset Value, End of Period	$22.67		$18.97		$26.39

Total Return	19.50	%(d)	(26.92)%		(12.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.90%		2.48%		5.46%
Net expenses(e)	1.63%		1.92	%(f)	1.66	%(f)
Net investment income (loss)(e)	0.86%		2.88%		3.71%

Supplemental Data:
Net assets, end of period (000’s)	$2,219		$137		$176
Portfolio turnover rate(g)	—		—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	10%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	18.0%
Bank of America Corp.	16.2%
Citigroup, Inc.	13.9%
Wachovia Corp.	4.9%
U.S. Bancorp	4.8%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP ProFund VP Banks (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (90.5%)
	Shares	Value

Amcore Financial, Inc. (Banks)	247	$1,398
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	244	1,710
Associated Banc-Corp (Banks)	1,464	28,241
Astoria Financial Corp. (Savings & Loans)	1,098	22,048
BancorpSouth, Inc. (Banks)	976	17,070
Bank of America Corp. (Banks)	53,802	1,284,254
Bank of Hawaii Corp. (Banks)	610	29,158
BB&T Corp. (Banks)	6,710	152,787
BOK Financial Corp. (Banks)	244	13,042
Cathay Bancorp, Inc. (Banks)	610	6,631
Citigroup, Inc. (Diversified Financial Services)	65,758	1,102,104
Citizens Republic Bancorp, Inc. (Banks)	976	2,752
City National Corp. (Banks)	488	20,530
Comerica, Inc. (Banks)	1,830	46,903
Commerce Bancshares, Inc. (Banks)	732	29,031
Cullen/Frost Bankers, Inc. (Banks)	610	30,408
Dime Community Bancshares, Inc. (Savings & Loans)	366	6,043
Downey Financial Corp. (Savings & Loans)	244	676
East West Bancorp, Inc. (Banks)	732	5,168
F.N.B. Corp. (Banks)	1,098	12,934
Fifth Third Bancorp (Banks)	5,978	60,856
First BanCorp (Banks)	976	6,188
First Horizon National Corp. (Banks)	2,196	16,316
First Midwest Bancorp, Inc. (Banks)	610	11,377
First Niagara Financial Group, Inc. (Savings & Loans)	1,342	17,258
FirstMerit Corp. (Banks)	854	13,929
Frontier Financial Corp. (Banks)	610	5,197
Fulton Financial Corp. (Banks)	2,074	20,844
Guaranty Financial Group, Inc.* (Savings & Loans)	366	1,965
Hancock Holding Co. (Banks)	366	14,380
Hudson City Bancorp, Inc. (Savings & Loans)	5,856	97,678
Huntington Bancshares, Inc. (Banks)	4,392	25,342
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,220	756
International Bancshares Corp. (Banks)	610	13,036
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,724	1,431,550
KeyCorp (Banks)	5,490	60,280
M & T Bank Corp. (Banks)	976	68,847
Marshall & Ilsley Corp. (Banks)	2,928	44,886
National City Corp. (Banks)	7,808	37,244
New York Community Bancorp (Savings & Loans)	4,148	74,000
NewAlliance Bancshares, Inc. (Savings & Loans)	1,220	15,226
Northern Trust Corp. (Banks)	2,684	184,042
Old National Bancorp (Banks)	854	12,178
Pacific Capital Bancorp (Banks)	610	8,406
PacWest Bancorp (Banks)	366	5,446
Park National Corp. (Banks)	122	6,576
People’s United Financial, Inc. (Banks)	2,074	32,354
PNC Financial Services Group (Banks)	4,148	236,851
Popular, Inc. (Banks)	3,050	20,100
Prosperity Bancshares, Inc. (Banks)	488	13,044
Provident Bankshares Corp. (Banks)	366	2,335
Provident Financial Services, Inc. (Savings & Loans)	732	10,255
Regions Financial Corp. (Banks)	8,418	91,840
South Financial Group, Inc. (Banks)	854	3,348
Sovereign Bancorp, Inc. (Savings & Loans)	5,856	43,100
Sterling Bancshares, Inc. (Banks)	854	7,763
Sterling Financial Corp. (Savings & Loans)	610	2,525
SunTrust Banks, Inc. (Banks)	4,270	154,659
Susquehanna Bancshares, Inc. (Banks)	1,098	15,032
SVB Financial Group* (Banks)	366	17,608
Synovus Financial Corp. (Banks)	3,294	28,757
TCF Financial Corp. (Banks)	1,464	17,612
The Colonial BancGroup, Inc. (Banks)	2,440	10,785
TrustCo Bank Corp. NY (Banks)	854	6,337
Trustmark Corp. (Banks)	610	10,767
U.S. Bancorp (Banks)	13,562	378,244
UCBH Holdings, Inc. (Banks)	1,342	3,020
Umpqua Holdings Corp. (Banks)	732	8,879
UnionBanCal Corp. (Banks)	610	24,656
United Bankshares, Inc. (Banks)	488	11,200
United Community Banks, Inc. (Banks)	610	5,203
Valley National Bancorp (Banks)	1,464	23,087
Wachovia Corp. (Banks)	24,908	386,821
Washington Federal, Inc. (Savings & Loans)	1,098	19,874
Washington Mutual, Inc. (Savings & Loans)	10,614	52,327
Webster Financial Corp. (Banks)	610	11,346
Wells Fargo & Co. (Banks)	15,698	372,827
Westamerica Bancorp (Banks)	366	19,248
Whitney Holding Corp. (Banks)	732	13,396

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Wilmington Trust Corp. (Banks)	854	$22,580
Wintrust Financial Corp. (Banks)	244	5,819
Zions Bancorp (Banks)	1,342	42,260

TOTAL COMMON STOCKS
(Cost $7,852,611)		7,192,550

TOTAL INVESTMENT SECURITIES
(Cost $7,852,611)—90.5%		7,192,550
Net other assets (liabilities)—9.5%		753,260

NET ASSETS—100.0%		$7,945,810

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 7/1/08	$799,800	$(200)

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Banks		54.2%
Diversified Financial Services		31.9%
Savings & Loans		4.4%
Other**		9.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $7,852,611)	$7,192,550
Dividends and interest receivable	18,859
Receivable for capital shares issued	57,595
Receivable for investments sold	744,729
Prepaid expenses	62

Total Assets	8,013,795

Liabilities:
Cash overdraft	45,538
Payable for capital shares redeemed	4,956
Unrealized loss on swap agreements	200
Advisory fees payable	3,578
Management services fees payable	477
Administration fees payable	237
Administrative services fees payable	2,539
Distribution fees payable	1,814
Trustee fees payable	1
Transfer agency fees payable	694
Fund accounting fees payable	404
Compliance services fees payable	96
Other accrued expenses	7,451

Total Liabilities	67,985

Net Assets	$7,945,810

Net Assets consist of:
Capital	$14,745,983
Accumulated net investment income (loss)	424,257
Accumulated net realized gains (losses) on investments	(6,564,169)
Net unrealized appreciation (depreciation) on investments	(660,261)

Net Assets	$7,945,810

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	493,328

Net Asset Value (offering and redemption price per share)	$16.11

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$287,298
Interest	722

Total Investment Income	288,020

Expenses:
Advisory fees	41,679
Management services fees	8,336
Administration fees	1,902
Transfer agency fees	2,310
Administrative services fees	19,466
Distribution fees	13,893
Custody fees	8,740
Fund accounting fees	3,504
Trustee fees	97
Compliance services fees	67
Other fees	5,112

Total Gross Expenses before reductions	105,106
Less Expenses reduced by the Advisor	(14,676)

Total Net Expenses	90,430

Net Investment Income (Loss)	197,590

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,646,424)
Change in net unrealized appreciation/depreciation on investments	(1,565,916)

Net Realized and Unrealized Gains (Losses) on Investments	(4,212,340)

Change in Net Assets Resulting from Operations	$(4,014,750)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$197,590	$226,667
Net realized gains (losses) on investments	(2,646,424)	(1,028,411)
Change in net unrealized appreciation/depreciation on investments	(1,565,916)	(1,835,914)

Change in net assets resulting from operations	(4,014,750)	(2,637,658)

Distributions to Shareholders From:
Net investment income	—	(300,628)

Change in net assets resulting from distributions	—	(300,628)

Capital Transactions:
Proceeds from shares issued	56,874,207	60,355,086
Dividends reinvested	—	300,628
Value of shares redeemed	(54,790,300)	(61,136,313)

Change in net assets resulting from capital transactions	2,083,907	(480,599)

Change in net assets	(1,930,843)	(3,418,885)
Net Assets:
Beginning of period	9,876,653	13,295,538

End of period	$7,945,810	$9,876,653

Accumulated net investment income (loss)	$424,257	$226,667

Share Transactions:
Issued	2,541,743	2,026,587
Reinvested	—	9,892
Redeemed	(2,454,788)	(2,012,863)

Change in shares	86,955	23,616

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.30		$34.74	$30.26	$36.81	$33.11	$25.98

Investment Activities:
Net investment income (loss)(a)	0.39		0.80	0.56	0.56	0.50	0.38
Net realized and unrealized gains (losses) on investments	(8.58)		(10.03)	4.09	(0.92)	3.39	7.25

Total income (loss) from investment activities	(8.19)		(9.23)	4.65	(0.36)	3.89	7.63

Distributions to Shareholders From:
Net investment income	—		(1.21)	(0.17)	(1.20)	(0.19)	(0.50)
Net realized gains on investments	—		—	—	(4.99)	—	—

Total distributions	—		(1.21)	(0.17)	(6.19)	(0.19)	(0.50)

Net Asset Value, End of Period	$16.11		$24.30	$34.74	$30.26	$36.81	$33.11

Total Return	(33.70	)%(b)	(27.27)%	15.41%	(0.15)%	11.77%	29.39%

Ratios to Average Net Assets:
Gross expenses(c)	1.90%		1.91%	1.80%	2.03%	1.98%	2.30%
Net expenses(c)	1.63%		1.63%	1.69%	1.98%	1.98%	1.98%
Net investment income (loss)(c)	3.56%		2.50%	1.74%	1.67%	1.46%	1.30%

Supplemental Data:
Net assets, end of period (000’s)	$7,946		$9,877	$13,296	$11,872	$13,140	$5,759
Portfolio turnover rate(d)	534	%(b)	683%	431%	883%	1,003%	1,457%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsIndex.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Monsanto Co.	11.2%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.3%
Du Pont	6.3%
The Dow Chemical Co.	5.3%
Praxair, Inc.	4.9%

Dow Jones U.S. Basic Materials
Index - Composition
% of Index

Chemicals	51%
Industrial Metals	29%
Mining	18%
Forestry and Paper	2%

PROFUNDS VP ProFund VP Basic Materials (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.5%)
	Shares	Value

AbitibiBowater, Inc. (Forest Products & Paper)	13,617	$127,047
Air Products & Chemicals, Inc. (Chemicals)	49,662	4,909,585
Airgas, Inc. (Chemicals)	17,622	1,028,949
AK Steel Holding Corp. (Iron/Steel)	28,035	1,934,415
Albemarle Corp. (Chemicals)	23,229	927,069
Alcoa, Inc. (Mining)	205,056	7,304,095
Allegheny Technologies, Inc. (Iron/Steel)	24,030	1,424,498
Alpha Natural Resources, Inc.* (Coal)	17,622	1,837,798
Arch Coal, Inc. (Coal)	36,045	2,704,456
Ashland, Inc. (Chemicals)	14,418	694,948
Avery Dennison Corp. (Household Products/Wares)	24,030	1,055,638
Cabot Corp. (Chemicals)	12,816	311,557
Carpenter Technology Corp. (Iron/Steel)	12,015	524,455
Celanese Corp.—Series A (Chemicals)	38,448	1,755,536
Century Aluminum Co.* (Mining)	7,209	479,326
CF Industries Holdings, Inc. (Chemicals)	14,418	2,203,070
Chemtura Corp. (Chemicals)	60,876	355,516
Cleveland-Cliffs, Inc. (Iron/Steel)	22,428	2,673,193
Coeur d’Alene Mines Corp.* (Mining)	138,573	401,862
Commercial Metals Co. (Metal Fabricate/Hardware)	28,836	1,087,117
Compass Minerals International, Inc. (Mining)	8,010	645,286
CONSOL Energy, Inc. (Coal)	46,458	5,220,485
Cytec Industries, Inc. (Chemicals)	12,015	655,538
Domtar Corp.* (Forest Products & Paper)	123,354	672,279
Du Pont (Chemicals)	226,683	9,722,434
Eastman Chemical Co. (Chemicals)	18,423	1,268,608
Ecolab, Inc. (Chemicals)	44,055	1,893,924
Ferro Corp. (Chemicals)	11,214	210,375
FMC Corp. (Chemicals)	19,224	1,488,707
Foundation Coal Holdings, Inc. (Coal)	11,214	993,336
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	96,120	11,264,303
Fuller (H.B.) Co. (Chemicals)	13,617	305,565
Hecla Mining Co.* (Mining)	31,239	289,273
Hercules, Inc. (Chemicals)	28,836	488,193
Huntsman Corp. (Chemicals)	24,030	273,942
International Coal Group, Inc.* (Coal)	27,234	355,404
International Flavors & Fragrances, Inc. (Chemicals)	20,025	782,177
International Paper Co. (Forest Products & Paper)	108,135	2,519,546
Kaiser Aluminum Corp. (Mining)	4,005	214,388
Lubrizol Corp. (Chemicals)	17,622	816,427
Massey Energy Co. (Coal)	20,025	1,877,344
Minerals Technologies, Inc. (Chemicals)	4,806	305,614
Monsanto Co. (Agriculture)	136,170	17,217,335
Neenah Paper, Inc. (Forest Products & Paper)	4,005	66,924
Newmont Mining Corp. (Mining)	108,936	5,682,102
Nucor Corp. (Iron/Steel)	72,090	5,382,960
Olin Corp. (Chemicals)	16,821	440,374
OM Group, Inc.* (Chemicals)	8,010	262,648
Patriot Coal Corp.* (Coal)	6,408	982,282
Peabody Energy Corp. (Coal)	68,085	5,994,884
PPG Industries, Inc. (Chemicals)	41,652	2,389,575
Praxair, Inc. (Chemicals)	79,299	7,473,138
Reliance Steel & Aluminum Co. (Iron/Steel)	16,020	1,234,982
Rohm & Haas Co. (Chemicals)	31,239	1,450,739
RPM, Inc. (Chemicals)	30,438	627,023
RTI International Metals, Inc.* (Mining)	5,607	199,721
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	5,607	642,562
Schulman (A.), Inc.(Chemicals)	6,408	147,576
Sensient Technologies Corp. (Chemicals)	12,015	338,342
Sigma-Aldrich Corp. (Chemicals)	28,035	1,509,965
Southern Copper Corp. (Mining)	18,423	1,964,444
Steel Dynamics, Inc. (Iron/Steel)	48,060	1,877,704
Stillwater Mining Co.* (Mining)	11,214	132,662
Terra Industries, Inc. (Chemicals)	23,229	1,146,351
The Dow Chemical Co. (Chemicals)	234,693	8,193,133
The Mosaic Co.* (Chemicals)	36,846	5,331,616
Titanium Metals Corp. (Mining)	24,831	347,386
Tredegar Corp. (Miscellaneous Manufacturing)	6,408	94,198
United States Steel Corp. (Iron/Steel)	29,637	5,476,325
USEC, Inc.* (Mining)	28,035	170,453
Valspar Corp. (Chemicals)	23,229	439,260
W.R. Grace & Co.* (Chemicals)	15,219	357,494
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,015	92,636
Worthington Industries, Inc. (Metal Fabricate/Hardware)	16,020	328,410
Zep, Inc. (Chemicals)	5,607	83,432

TOTAL COMMON STOCKS
(Cost $113,533,976)		154,081,914

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES
(Cost $113,533,976)—100.5%	$154,081,914
Net other assets (liabilities)—(0.5)%	(795,432)

NET ASSETS—100.0%	$153,286,482

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Agriculture	11.2%
Chemicals	39.7%
Coal	13.0%
Forest Products & Paper	2.2%
Household Products/Wares	0.7%
Iron/Steel	13.7%
Metal Fabricate/Hardware	0.9%
Mining	19.0%
Miscellaneous Manufacturing	0.1%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $113,533,976)	$154,081,914
Dividends and interest receivable	196,971
Receivable for capital shares issued	66,237
Prepaid expenses	613

Total Assets	154,345,735

Liabilities:
Cash overdraft	237,454
Payable for capital shares redeemed	573,554
Advisory fees payable	88,737
Management services fees payable	11,832
Administration fees payable	4,295
Administrative services fees payable	49,709
Distribution fees payable	37,077
Trustee fees payable	12
Transfer agency fees payable	10,412
Fund accounting fees payable	7,329
Compliance services fees payable	1,381
Other accrued expenses	37,461

Total Liabilities	1,059,253

Net Assets	$153,286,482

Net Assets consist of:
Capital	$131,808,137
Accumulated net investment income (loss)	407,135
Accumulated net realized gains (losses) on investments	(19,476,728)
Net unrealized appreciation (depreciation) on investments	40,547,938

Net Assets	$153,286,482

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,704,469

Net Asset Value (offering and redemption price per share)	$56.68

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,220,572
Interest	3,966

Total Investment Income	1,224,538

Expenses:
Advisory fees	492,430
Management services fees	98,487
Administration fees	19,046
Transfer agency fees	23,663
Administrative services fees	224,717
Distribution fees	164,143
Custody fees	10,259
Fund accounting fees	32,821
Trustee fees	1,008
Compliance services fees	1,131
Other fees	53,186

Total Gross Expenses before reductions	1,120,891
Less Expenses reduced by the Advisor	(50,677)

Total Net Expenses	1,070,214

Net Investment Income (Loss)	154,324

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,529,432)
Change in net unrealized appreciation/depreciation on investments	16,240,882

Net Realized and Unrealized Gains (Losses) on Investments	7,711,450

Change in Net Assets Resulting from Operations	$7,865,774

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$154,324	$252,811
Net realized gains (losses) on investments	(8,529,432)	(2,926,613)
Change in net unrealized appreciation/depreciation on investments	16,240,882	16,035,768

Change in net assets resulting from operations	7,865,774	13,361,966

Distributions to Shareholders From:
Net investment income	—	(321,148)

Change in net assets resulting from distributions	—	(321,148)

Capital Transactions:
Proceeds from shares issued	179,617,700	305,930,096
Dividends reinvested	—	321,148
Value of shares redeemed	(154,228,253)	(229,892,500)

Change in net assets resulting from capital transactions	25,389,447	76,358,744

Change in net assets	33,255,221	89,399,562
Net Assets:
Beginning of period	120,031,261	30,631,699

End of period	$153,286,482	$120,031,261

Accumulated net investment income (loss)	$407,135	$252,811

Share Transactions:
Issued	3,395,493	6,510,342
Reinvested	—	6,972
Redeemed	(3,013,130)	(4,965,902)

Change in shares	382,363	1,551,412

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$51.69		$39.75	$34.55	$36.18	$33.74	$25.66

Investment Activities:
Net investment income (loss)(a)	0.06		0.15	0.39	0.13	0.02	0.22
Net realized and unrealized gains (losses) on investments	4.93		12.03	4.94	0.59	3.40	7.88

Total income (loss) from investment activities	4.99		12.18	5.33	0.72	3.42	8.10

Distributions to Shareholders From:
Net investment income	—		(0.24)	(0.13)	(0.03)	(0.10)	(0.02)
Net realized gains on investments	—		—	—	(2.32)	(0.88)	—

Total distributions	—		(0.24)	(0.13)	(2.35)	(0.98)	(0.02)

Net Asset Value, End of Period	$56.68		$51.69	$39.75	$34.55	$36.18	$33.74

Total Return	9.65	%(b)	30.71%	15.48%	2.44%	10.22%	31.58%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.79%	1.91%	1.96%	2.03%
Net expenses(c)	1.63%		1.63%	1.74%	1.91%	1.96%	1.97%
Net investment income (loss)(c)	0.23%		0.33%	1.05%	0.36%	0.06%	0.75%

Supplemental Data:
Net assets, end of period (000’s)	$153,286		$120,031	$30,632	$34,750	$25,614	$50,929
Portfolio turnover rate(d)	101	%(b)	280%	378%	650%	783%	1,009%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	84%
Swap Agreements	16%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	20.1%
Gilead Sciences, Inc.	19.1%
Genentech, Inc.	9.7%
Biogen Idec, Inc.	4.7%
Celgene Corp.	4.5%

Dow Jones U.S. Biotechnology
Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	June 30, 2008
(unaudited)

Common Stocks (84.2%)
	Shares	Value

Abraxis BioScience, Inc.* (Biotechnology)	270	$17,134
Affymetrix, Inc.* (Biotechnology)	3,510	36,118
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,890	137,025
Amgen, Inc.* (Biotechnology)	54,540	2,572,106
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,885	174,810
Applera Corp.—Celera Genomics Group* (Biotechnology)	3,915	44,474
Biogen Idec, Inc.* (Biotechnology)	10,715	598,861
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,995	144,755
Celgene Corp.* (Biotechnology)	9,070	579,301
Charles River Laboratories International, Inc.* (Biotechnology)	3,375	215,730
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,835	50,633
CV Therapeutics, Inc.* (Pharmaceuticals)	2,835	23,332
Enzo Biochem, Inc.* (Biotechnology)	1,890	21,206
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,890	13,457
Gen-Probe, Inc.* (Healthcare-Products)	2,700	128,196
Genentech, Inc.* (Biotechnology)	16,420	1,246,278
Genzyme Corp.* (Biotechnology)	7,965	573,639
Gilead Sciences, Inc.* (Pharmaceuticals)	46,170	2,444,702
Human Genome Sciences, Inc.* (Biotechnology)	6,750	35,168
Illumina, Inc.* (Biotechnology)	2,835	246,957
ImClone Systems, Inc.* (Pharmaceuticals)	3,105	125,628
Incyte Genomics, Inc.* (Biotechnology)	4,185	31,848
InterMune, Inc.* (Biotechnology)	1,620	21,254
Invitrogen Corp.* (Biotechnology)	4,455	174,903
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,455	60,722
Medarex, Inc.* (Pharmaceuticals)	6,345	41,941
Myriad Genetics, Inc.* (Biotechnology)	2,160	98,323
Nektar Therapeutics* (Biotechnology)	4,590	15,377
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,835	100,926
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,970	122,720
PDL BioPharma, Inc. (Biotechnology)	5,805	61,649
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,915	56,533
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,700	68,310
Techne Corp.* (Healthcare-Products)	2,025	156,715
United Therapeutics Corp.* (Pharmaceuticals)	1,080	105,570
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,020	234,959

TOTAL COMMON STOCKS
(Cost $6,683,198)		10,781,260

TOTAL INVESTMENT SECURITIES
(Cost $6,683,198)—84.2%		10,781,260
Net other assets (liabilities)—15.8%		2,018,026

NET ASSETS—100.0%		$12,799,286

* Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 7/1/08	$1,999,500	$(500)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Biotechnology	55.4%
Healthcare-Products	2.2%
Pharmaceuticals	26.6%
Other**	15.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $6,683,198)	$10,781,260
Receivable for capital shares issued	110,498
Receivable for investments sold	1,946,113
Prepaid expenses	52

Total Assets	12,837,923

Liabilities:
Cash overdraft	18,331
Unrealized loss on swap agreements	500
Advisory fees payable	6,162
Management services fees payable	822
Administration fees payable	325
Administrative services fees payable	3,461
Distribution fees payable	2,474
Trustee fees payable	1
Transfer agency fees payable	915
Fund accounting fees payable	554
Compliance services fees payable	99
Other accrued expenses	4,993

Total Liabilities	38,637

Net Assets	$12,799,286

Net Assets consist of:
Capital	$23,535,000
Accumulated net investment income (loss)	(54,727)
Accumulated net realized gains (losses) on investments	(14,778,549)
Net unrealized appreciation (depreciation) on investments	4,097,562

Net Assets	$12,799,286

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	591,325

Net Asset Value (offering and redemption price per share)	$21.65

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$37,213
Interest	573

Total Investment Income	37,786

Expenses:
Advisory fees	42,568
Management services fees	8,514
Administration fees	1,824
Transfer agency fees	2,256
Administrative services fees	19,873
Distribution fees	14,189
Custody fees	734
Fund accounting fees	3,226
Trustee fees	100
Compliance services fees	24
Other fees	4,460

Total Gross Expenses before reductions	97,768
Less Expenses reduced by the Advisor	(5,255)

Total Net Expenses	92,513

Net Investment Income (Loss)	(54,727)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	101,577
Net realized gains (losses) on swap agreements	22,131
Change in net unrealized appreciation/depreciation on investments	423,594

Net Realized and Unrealized Gains (Losses) on Investments	547,302

Change in Net Assets Resulting from Operations	$492,575

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(54,727)	$(218,006)
Net realized gains (losses) on investments	123,708	(1,070,482)
Change in net unrealized appreciation/depreciation on investments	423,594	(848,012)

Change in net assets resulting from operations	492,575	(2,136,500)

Capital Transactions:
Proceeds from shares issued	20,600,009	63,424,915
Value of shares redeemed	(24,969,616)	(57,038,542)

Change in net assets resulting from capital transactions	(4,369,607)	6,386,373

Change in net assets	(3,877,032)	4,249,873
Net Assets:
Beginning of period	16,676,318	12,426,445

End of period	$12,799,286	$16,676,318

Accumulated net investment income (loss)	$(54,727)	$—

Share Transactions:
Issued	970,670	2,901,376
Redeemed	(1,188,887)	(2,688,275)

Change in shares	(218,217)	213,101

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$20.60		$20.83	$21.73	$19.18	$21.96	$15.71

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.34)	(0.37)	(0.38)	(0.41)	(0.37)
Net realized and unrealized gains (losses) on investments	1.15		0.11 (b)	(0.53)	4.06	2.25	6.62

Total income (loss) from investment activities	1.05		(0.23)	(0.90)	3.68	1.84	6.25

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(1.13)	(4.62)	—

Net Asset Value, End of Period	$21.65		$20.60	$20.83	$21.73	$19.18	$21.96

Total Return	5.10	%(c)	(1.15)%	(4.10)%	19.24%	9.73%	39.78%

Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.76%	1.84%	1.92%	1.98%	2.04%
Net expenses(d)	1.63%		1.63%	1.78%	1.92%	1.98%	1.98%
Net investment income (loss)(d)	(0.96)%		(1.61)%	(1.75)%	(1.90)%	(1.88)%	(1.87)%

Supplemental Data:
Net assets, end of period (000’s)	$12,799		$16,676	$12,426	$25,092	$24,832	$14,342
Portfolio turnover rate(e)	194	%(c)	486%	397%	809%	788%	848%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	15.7%
Coca-Cola Co.	9.3%
Philip Morris International, Inc.	8.7%
PepsiCo, Inc.	8.5%
Anheuser-Busch Cos., Inc.	3.7%
Dow Jones U.S. Consumer Goods
Index - Composition
% of Index

Beverages	23%
Household Goods	22%
Food Producers	17%
Tobacco	15%
Personal Goods	12%
Automobiles and Parts	6%
Leisure Goods	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2008
(unaudited)

Common Stocks (100.6%)
	Shares	Value

Acco Brands Corp.* (Household Products/Wares)	408	$4,582
Activision, Inc.* (Software)	2,040	69,503
Alberto-Culver Co. (Cosmetics/Personal Care)	612	16,077
Altria Group, Inc. (Agriculture)	14,756	303,383
American Axle & Manufacturing Holdings, Inc.(Auto Parts & Equipment)	340	2,717
Anheuser-Busch Cos., Inc. (Beverages)	5,032	312,588
Archer-Daniels-Midland Co. (Agriculture)	4,148	139,995
ArvinMeritor, Inc. (Auto Parts & Equipment)	476	5,940
Avon Products, Inc. (Cosmetics/Personal Care)	2,992	107,772
Black & Decker Corp. (Hand/Machine Tools)	408	23,464
Blyth, Inc. (Household Products/Wares)	204	2,454
BorgWarner, Inc. (Auto Parts & Equipment)	816	36,214
Briggs & Stratton Corp. (Machinery-Diversified)	340	4,311
Brown-Forman Corp. (Beverages)	544	41,110
Brunswick Corp. (Leisure Time)	612	6,487
Bunge, Ltd.ADR (Agriculture)	816	87,875
Callaway Golf Co. (Leisure Time)	476	5,631
Campbell Soup Co. (Food)	1,632	54,607
Carter’s, Inc.* (Apparel)	408	5,638
Centex Corp. (Home Builders)	884	11,819
Central European Distribution Corp.* (Distribution/Wholesale)	204	15,127
Champion Enterprises, Inc.* (Home Builders)	544	3,182
Chiquita Brands International, Inc.* (Food)	272	4,126
Church & Dwight, Inc. (Household Products/Wares)	476	26,823
Clorox Co. (Household Products/Wares)	952	49,694
Coach, Inc.* (Apparel)	2,380	68,734
Coca-Cola Co. (Beverages)	14,960	777,621
Coca-Cola Enterprises, Inc. (Beverages)	2,244	38,821
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,536	244,338
ConAgra Foods, Inc. (Food)	3,468	66,863
Constellation Brands, Inc.* (Beverages)	1,360	27,010
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	408	3,199
Corn Products International, Inc. (Food)	544	26,716
Crocs, Inc.* (Apparel)	612	4,902
D.R. Horton, Inc. (Home Builders)	1,904	20,658
Dean Foods Co.* (Food)	1,088	21,346
Deckers Outdoor Corp.* (Apparel)	68	9,466
Del Monte Foods Co. (Food)	1,428	10,139
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,040	29,437
Electronic Arts, Inc.* (Software)	2,244	99,701
Energizer Holdings, Inc.* (Electrical Components & Equipment)	408	29,821
Ethan Allen Interiors, Inc. (Home Furnishings)	204	5,018
Flowers Foods, Inc. (Food)	612	17,344
Ford Motor Co.* (Auto Manufacturers)	15,232	73,266
Fossil, Inc.* (Household Products/Wares)	340	9,884
Fresh Del Monte Produce, Inc.ADR* (Food)	340	8,014
Furniture Brands International, Inc. (Home Furnishings)	272	3,634
Garmin, Ltd.ADR (Electronics)	884	37,870
General Mills, Inc. (Food)	2,380	144,633
General Motors Corp. (Auto Manufacturers)	3,468	39,882
Gentex Corp. (Electronics)	1,020	14,729
Genuine Parts Co. (Distribution/Wholesale)	1,156	45,870
Hanesbrands, Inc.* (Apparel)	680	18,455
Hansen Natural Corp.* (Beverages)	544	15,678
Harley-Davidson, Inc. (Leisure Time)	1,700	61,642
Harman International Industries, Inc. (Home Furnishings)	408	16,887
Hasbro, Inc. (Toys/Games/Hobbies)	884	31,576
Heinz (H.J.) Co. (Food)	2,108	100,868
Herbalife, Ltd.ADR (Pharmaceuticals)	476	18,445
Herman Miller, Inc. (Office Furnishings)	408	10,155
HNI Corp. (Office Furnishings)	204	3,603
Hormel Foods Corp. (Food)	544	18,828
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	408	2,236
Interface, Inc.—Class A (Office Furnishings)	408	5,112
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	204	4,457
Jarden Corp.* (Household Products/Wares)	476	8,682
JM Smucker Co. (Food)	408	16,581
Johnson Controls, Inc. (Auto Parts & Equipment)	4,148	118,965
Jones Apparel Group, Inc. (Apparel)	612	8,415
KB Home (Home Builders)	476	8,059
Kellogg Co. (Food)	1,700	81,634
Kimberly-Clark Corp. (Household Products/Wares)	2,924	174,797
Kraft Foods, Inc. (Food)	9,724	276,648
La-Z-Boy, Inc. (Home Furnishings)	340	2,601
Lancaster Colony Corp. (Miscellaneous Manufacturing)	136	4,118
Lear Corp.* (Auto Parts & Equipment)	476	6,750

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,156	$19,386
Lennar Corp.—Class A (Home Builders)	884	10,908
Liz Claiborne, Inc. (Apparel)	680	9,622
LKQ Corp.* (Distribution/Wholesale)	952	17,203
Lorillard, Inc.* (Agriculture)	1,224	84,652
M.D.C. Holdings, Inc. (Home Builders)	272	10,624
Martek Biosciences Corp.* (Biotechnology)	204	6,877
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	340	10,928
Mattel, Inc. (Toys/Games/Hobbies)	2,516	43,074
McCormick & Co., Inc. (Food)	748	26,674
Modine Manufacturing Co. (Auto Parts & Equipment)	204	2,523
Mohawk Industries, Inc.* (Textiles)	408	26,153
Molson Coors Brewing Co.—Class B (Beverages)	1,088	59,111
NBTY, Inc.* (Pharmaceuticals)	408	13,080
Newell Rubbermaid, Inc. (Housewares)	1,972	33,110
NIKE, Inc.—Class B (Apparel)	2,584	154,032
Nu Skin Enterprises, Inc. (Retail)	340	5,073
Nutri/System, Inc. (Commercial Services)	204	2,885
NVR, Inc.* (Home Builders)	68	34,005
PepsiAmericas, Inc. (Beverages)	476	9,415
PepsiCo, Inc. (Beverages)	11,220	713,480
Philip Morris International, Inc. (Commercial Services)	14,756	728,799
Phillips-Van Heusen Corp. (Apparel)	340	12,451
Pilgrim’s Pride Corp. (Food)	340	4,417
Polaris Industries, Inc. (Leisure Time)	204	8,237
Pool Corp. (Distribution/Wholesale)	340	6,038
Procter & Gamble Co. (Cosmetics/Personal Care)	21,624	1,314,955
Pulte Homes, Inc. (Home Builders)	1,496	14,406
Quiksilver, Inc.* (Apparel)	884	8,681
Ralcorp Holdings, Inc.* (Food)	204	10,086
Reynolds American, Inc. (Agriculture)	1,224	57,124
Sara Lee Corp. (Food)	5,032	61,642
Smithfield Foods, Inc.* (Food)	884	17,574
Snap-on, Inc. (Hand/Machine Tools)	408	21,220
Steelcase, Inc.—Class A (Office Furnishings)	476	4,774
Superior Industries International, Inc. (Auto Parts & Equipment)	136	2,296
Take-Two Interactive Software, Inc.* (Software)	544	13,910
Tempur-Pedic International, Inc. (Home Furnishings)	476	3,718
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	748	34,745
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,700	30,311
The Hain Celestial Group, Inc.* (Food)	272	6,386
The Hershey Co. (Food)	1,088	35,665
The Pepsi Bottling Group, Inc. (Beverages)	952	26,580
The Ryland Group, Inc. (Home Builders)	272	5,932
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	272	4,779
The Stanley Works (Hand/Machine Tools)	544	24,387
The Timberland Co.—Class A* (Apparel)	340	5,559
The Warnaco Group, Inc.* (Apparel)	340	14,984
Thor Industries, Inc. (Home Builders)	272	5,783
THQ, Inc.* (Software)	476	9,644
Toll Brothers, Inc.* (Home Builders)	884	16,557
Tootsie Roll Industries, Inc. (Food)	136	3,418
TreeHouse Foods, Inc.* (Food)	204	4,949
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	340	6,280
Tupperware Corp. (Household Products/Wares)	408	13,962
Tyson Foods, Inc.—Class A (Food)	2,040	30,478
Under Armour, Inc.—Class A* (Retail)	204	5,230
Universal Corp. (Agriculture)	204	9,225
UST, Inc. (Agriculture)	952	51,989
V.F. Corp. (Apparel)	612	43,562
Visteon Corp.* (Auto Parts & Equipment)	884	2,325
WABCO Holdings, Inc. (Auto Parts & Equipment)	476	22,115
WD-40 Co. (Household Products/Wares)	136	3,978
Weight Watchers International, Inc. (Commercial Services)	272	9,686
Whirlpool Corp. (Home Furnishings)	544	33,581
Winnebago Industries, Inc. (Home Builders)	204	2,079
Wolverine World Wide, Inc. (Apparel)	340	9,068
Wrigley (WM.) Jr. Co. (Food)	1,564	121,648

TOTAL COMMON STOCKS
(Cost $6,655,988)		8,413,255

TOTAL INVESTMENT SECURITIES
(Cost $6,655,988)—100.6%		8,413,255
Net other assets (liabilities)—(0.6)%		(52,678)

NET ASSETS—100.0%		$8,360,577

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Agriculture	8.8%
Apparel	4.4%
Auto Manufacturers	1.4%
Auto Parts & Equipment	2.8%
Beverages	24.1%
Biotechnology	0.1%
Commercial Services	8.8%
Cosmetics/Personal Care	20.5%
Distribution/Wholesale	1.0%
Electrical Components & Equipment	0.4%
Electronics	0.7%
Food	14.1%
Hand/Machine Tools	0.9%
Home Builders	1.6%
Home Furnishings	0.7%
Household Products/Wares	3.6%
Housewares	0.4%
Leisure Time	1.0%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.6%
Office Furnishings	0.3%
Pharmaceuticals	0.4%
Retail	0.2%
Software	2.3%
Textiles	0.3%
Toys/Games/Hobbies	1.1%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $6,655,988)	$8,413,255
Dividends and interest receivable	28,108
Receivable for investments sold	123,658
Prepaid expenses	71

Total Assets	8,565,092

Liabilities:
Cash overdraft	64,074
Payable for capital shares redeemed	122,898
Advisory fees payable	3,881
Management services fees payable	517
Administration fees payable	258
Administrative services fees payable	2,774
Distribution fees payable	1,984
Trustee fees payable	1
Transfer agency fees payable	675
Fund accounting fees payable	440
Compliance services fees payable	96
Other accrued expenses	6,917

Total Liabilities	204,515

Net Assets	$8,360,577

Net Assets consist of:
Capital	$8,981,201
Accumulated net investment income (loss)	158,475
Accumulated net realized gains (losses) on investments	(2,536,366)
Net unrealized appreciation (depreciation) on investments	1,757,267

Net Assets	$8,360,577

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	271,802

Net Asset Value (offering and redemption price per share)	$30.76

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$136,588
Interest	391

Total Investment Income	136,979

Expenses:
Advisory fees	42,888
Management services fees	8,578
Administration fees	2,045
Transfer agency fees	2,406
Administrative services fees	20,032
Distribution fees	14,296
Custody fees	9,866
Fund accounting fees	3,857
Trustee fees	105
Other fees	5,486

Total Gross Expenses before reductions	109,559
Less Expenses reduced by the Advisor	(16,350)

Total Net Expenses	93,209

Net Investment Income (Loss)	43,770

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,185,055)
Change in net unrealized appreciation/depreciation on investments	(745,988)

Net Realized and Unrealized Gains (Losses) on Investments	(1,931,043)

Change in Net Assets Resulting from Operations	$(1,887,273)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$43,770	$114,705
Net realized gains (losses) on investments	(1,185,055)	1,307,179
Change in net unrealized appreciation/depreciation on investments	(745,988)	(614,573)

Change in net assets resulting from operations	(1,887,273)	807,311

Distributions to Shareholders From:
Net investment income	—	(126,919)

Change in net assets resulting from distributions	—	(126,919)

Capital Transactions:
Proceeds from shares issued	19,843,381	80,922,180
Dividends reinvested	—	126,919
Value of shares redeemed	(39,728,932)	(70,168,664)

Change in net assets resulting from capital transactions	(19,885,551)	10,880,435

Change in net assets	(21,772,824)	11,560,827
Net Assets:
Beginning of period	30,133,401	18,572,574

End of period	$8,360,577	$30,133,401

Accumulated net investment income (loss)	$158,475	$114,705

Share Transactions:
Issued	587,847	2,316,070
Reinvested	—	3,693
Redeemed	(1,164,863)	(2,025,749)

Change in shares	(577,016)	294,014

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$35.50		$33.48	$29.75	$30.00	$29.53	$25.11

Investment Activities:
Net investment income (loss)(a)	0.13		0.25	0.31	0.04	0.07	0.04
Net realized and unrealized
gains (losses) on investments	(4.87)		2.28	3.44	(0.15)	2.54	4.59

Total income (loss) from investment activities	(4.74)		2.53	3.75	(0.11)	2.61	4.63

Distributions to Shareholders From:
Net investment income	—		(0.51)	(0.02)	(0.14)	(0.03)	(0.21)
Net realized gains on investments	—		—	—	—	(2.11)	—

Total distributions	—		(0.51)	(0.02)	(0.14)	(2.14)	(0.21)

Net Asset Value, End of Period	$30.76		$35.50	$33.48	$29.75	$30.00	$29.53

Total Return	(13.35	)%(b)	7.60%	12.62%	(0.37)%	9.26%	18.46%

Ratios to Average Net Assets:
Gross expenses(c)	1.92%		1.82%	1.87%	2.08%	1.99%	2.33%
Net expenses(c)	1.63%		1.63%	1.69%	1.98%	1.98%	1.98%
Net investment income (loss)(c)	0.77%		0.73%	0.99%	0.13%	0.24%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$8,361		$30,133	$18,573	$6,913	$9,970	$2,406
Portfolio turnover rate(d)	141	%(b)	437%	377%	870%	1,547%	1,472%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	10.0%
McDonald’s Corp.	4.6%
CVS Corp.	4.2%
Walt Disney Co.	4.1%
Time Warner, Inc.	3.9%

Dow Jones U.S. Consumer Services
Index - Composition
% of Index

General Retailers	41%
Media	29%
Travel and Leisure	16%
Food and Drug Retailers	14%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Common Stocks (100.5%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	126	$7,898
Advance Auto Parts, Inc. (Retail)	126	4,893
Aeropostale, Inc.* (Retail)	84	2,632
Amazon.com, Inc.* (Internet)	420	30,799
American Eagle Outfitters, Inc. (Retail)	231	3,149
American Greetings Corp.—Class A (Household Products/Wares)	63	777
AmerisourceBergen Corp. (Pharmaceuticals)	210	8,398
AMR Corp.* (Airlines)	336	1,720
AnnTaylor Stores Corp.* (Retail)	84	2,013
Apollo Group, Inc.—Class A* (Commercial Services)	189	8,365
Arbitron, Inc. (Commercial Services)	42	1,995
AutoNation, Inc.* (Retail)	147	1,473
AutoZone, Inc.* (Retail)	63	7,624
Avis Budget Group, Inc.* (Commercial Services)	147	1,230
Bally Technologies, Inc.* (Entertainment)	63	2,129
Barnes & Noble, Inc. (Retail)	42	1,043
Bed Bath & Beyond, Inc.* (Retail)	357	10,032
Belo Corp.—Class A (Media)	126	921
Best Buy Co., Inc. (Retail)	462	18,295
Big Lots, Inc.* (Retail)	105	3,280
BJ’s Wholesale Club, Inc.* (Retail)	84	3,251
Bob Evans Farms, Inc. (Retail)	42	1,201
Boyd Gaming Corp. (Lodging)	84	1,055
Brinker International, Inc. (Retail)	147	2,778
Burger King Holdings, Inc. (Retail)	126	3,376
Cablevision Systems Corp.—Class A* (Media)	315	7,119
Cardinal Health, Inc. (Pharmaceuticals)	483	24,913
Career Education Corp.* (Commercial Services)	126	1,841
Carmax, Inc.* (Retail)	273	3,874
Carnival Corp.—Class AADR (Leisure Time)	567	18,688
Casey’s General Stores, Inc. (Retail)	63	1,460
CBS Corp.—Class B (Media)	798	15,553
CEC Entertainment, Inc.* (Retail)	42	1,176
Cheesecake Factory, Inc.* (Retail)	84	1,336
Chemed Corp. (Commercial Services)	42	1,538
Chico’s FAS, Inc.* (Retail)	231	1,240
Chipotle Mexican Grill, Inc.—Class A* (Retail)	21	1,735
Chipotle Mexican Grill, Inc.—Class B* (Retail)	21	1,583
Choice Hotels International, Inc. (Lodging)	42	1,113
Clear Channel Communications, Inc. (Media)	609	21,437
CNET Networks, Inc.* (Internet)	198	2,275
Collective Brands, Inc.* (Retail)	84	977
Comcast Corp.—Special Class A (Media)	3,801	72,105
Continental Airlines, Inc.—Class B* (Airlines)	126	1,274
Copart, Inc.* (Retail)	84	3,597
Corinthian Colleges, Inc.* (Commercial Services)	105	1,219
Costco Wholesale Corp. (Retail)	588	41,242
CTC Media, Inc.* (Media)	63	1,554
CVS Corp. (Retail)	1,953	77,280
Darden Restaurants, Inc. (Retail)	168	5,366
Delta Air Lines, Inc.* (Airlines)	399	2,274
DeVry, Inc. (Commercial Services)	84	4,504
Dick’s Sporting Goods, Inc.* (Retail)	126	2,235
Dillards, Inc.—Class A (Retail)	84	972
DIRECTV Group, Inc.* (Media)	819	21,220
Discovery Holding Co.—Class A* (Media)	357	7,840
DISH Network Corp.—Class A* (Media)	294	8,608
Dolby Laboratories, Inc.—Class A* (Electronics)	63	2,539
Dollar Tree, Inc.* (Retail)	126	4,119
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	84	2,504
Dun & Bradstreet Corp. (Software)	84	7,362
eBay, Inc.* (Internet)	1,533	41,897
Expedia, Inc.* (Internet)	294	5,404
FactSet Research Systems, Inc. (Computers)	63	3,551
Family Dollar Stores, Inc. (Retail)	189	3,769
Foot Locker, Inc. (Retail)	210	2,614
GameStop Corp.—Class A* (Retail)	210	8,484
Gannett Co., Inc. (Media)	315	6,826
Gaylord Entertainment Co.* (Lodging)	63	1,509
Getty Images, Inc.* (Advertising)	63	2,138
GUESS?, Inc. (Apparel)	84	3,146
H & R Block, Inc. (Commercial Services)	441	9,437
Hertz Global Holdings, Inc.* (Commercial Services)	189	1,814
Hillenbrand, Inc. (Commercial Services)	84	1,798
Home Depot, Inc. (Retail)	2,289	53,608
IAC/InterActiveCorp* (Internet)	273	5,263
IHS, Inc.—Class A* (Computers)	63	4,385
International Game Technology (Entertainment)	420	10,492
International Speedway Corp. (Entertainment)	42	1,639
Interpublic Group of Cos., Inc.* (Advertising)	630	5,418
ITT Educational Services, Inc.* (Commercial Services)	63	5,206
J. Crew Group, Inc.* (Retail)	63	2,080

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

J.C. Penney Co., Inc. (Retail)	273	$9,907
Jack in the Box, Inc.* (Retail)	84	1,882
John Wiley & Sons, Inc. (Media)	63	2,837
Kohls Corp.* (Retail)	399	15,976
Kroger Co. (Food)	840	24,251
Lamar Advertising Co.* (Advertising)	84	3,027
Las Vegas Sands Corp.* (Lodging)	147	6,974
Liberty Global, Inc.—Class A* (Media)	231	7,260
Liberty Global, Inc.—Series C* (Media)	210	6,376
Liberty Media Corp.—Entertainment Series A* (Media)	672	16,283
Liberty Media Holding Corp.—Capital Series A* (Media)	168	2,419
Liberty Media Holding Corp.—Interactive Series A* (Internet)	777	11,469
Life Time Fitness, Inc.* (Leisure Time)	42	1,241
Limited, Inc. (Retail)	399	6,723
Live Nation, Inc.* (Commercial Services)	105	1,111
Longs Drug Stores Corp. (Retail)	42	1,769
Lowe’s Cos., Inc. (Retail)	1,995	41,396
Macy’s, Inc. (Retail)	567	11,011
Marriott International, Inc.—Class A (Lodging)	420	11,021
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	42	1,901
McDonald’s Corp. (Retail)	1,533	86,185
McGraw-Hill Cos., Inc. (Media)	441	17,693
McKesson Corp. (Commercial Services)	378	21,134
Meredith Corp. (Media)	42	1,188
MGM Grand, Inc.* (Commercial Services)	126	4,270
NAVTEQ* (Software)	126	9,702
Netflix, Inc.* (Internet)	63	1,642
News Corp.—Class A (Media)	3,066	46,113
Nordstrom, Inc. (Retail)	231	6,999
Northwest Airlines Corp.* (Airlines)	315	2,098
O’Reilly Automotive, Inc.* (Retail)	147	3,285
Office Depot, Inc.* (Retail)	378	4,135
OfficeMax, Inc. (Retail)	105	1,459
Omnicare, Inc. (Pharmaceuticals)	147	3,854
Omnicom Group, Inc. (Advertising)	441	19,792
Orient-Express Hotels, Ltd.—Class AADR (Lodging)	63	2,737
Panera Bread Co.—Class A* (Retail)	42	1,943
Penn National Gaming* (Entertainment)	105	3,376
PetSmart, Inc. (Retail)	168	3,352
Pinnacle Entertainment, Inc.* (Entertainment)	84	881
Polo Ralph Lauren Corp. (Apparel)	84	5,274
Priceline. com, Inc.* (Internet)	42	4,849
RadioShack Corp. (Retail)	168	2,061
Regal Entertainment Group—Class A (Entertainment)	105	1,604
Regis Corp. (Retail)	63	1,660
Rent-A-Center, Inc.* (Commercial Services)	84	1,728
Rite Aid Corp.* (Retail)	777	1,235
Ross Stores, Inc. (Retail)	189	6,713
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	189	4,247
Ruddick Corp. (Food)	63	2,162
Safeway, Inc. (Food)	609	17,387
Saks, Inc.* (Retail)	168	1,845
Scholastic Corp.* (Media)	42	1,204
Scientific Games Corp.—Class A* (Entertainment)	84	2,488
Scripps Networks Interactive—Class A*(a) (Entertainment)	105	4,027
Sears Holdings Corp.* (Retail)	105	7,734
Service Corp. International (Commercial Services)	357	3,520
Sirius Satellite Radio, Inc.* (Media)	1,848	3,548
SkyWest, Inc. (Airlines)	84	1,063
Sonic Corp.* (Retail)	84	1,243
Sotheby’s (Commercial Services)	84	2,215
Southwest Airlines Co. (Airlines)	1,008	13,144
Staples, Inc. (Retail)	966	22,942
Starbucks Corp.* (Retail)	987	15,535
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	231	9,256
Strayer Education, Inc. (Commercial Services)	21	4,390
SuperValu, Inc. (Food)	294	9,082
Sysco Corp. (Food)	819	22,531
Target Corp. (Retail)	966	44,909
The Children’s Place Retail Stores, Inc.* (Retail)	42	1,516
The E.W. Scripps Co.—Class A (Media)	105	4,362
The Gap, Inc. (Retail)	735	12,252
The Gymboree Corp.* (Apparel)	42	1,683
The Men’s Wearhouse, Inc. (Retail)	63	1,026
The New York Times Co.—Class A (Media)	168	2,586
Tiffany & Co. (Retail)	168	6,846
Time Warner Cable, Inc.—Class A* (Media)	210	5,561
Time Warner, Inc. (Media)	4,872	72,106
TJX Cos., Inc. (Retail)	588	18,504
Tractor Supply Co.* (Retail)	42	1,220
UAL Corp. (Airlines)	168	877
United Natural Foods, Inc.* (Food)	63	1,227
Urban Outfitters, Inc.* (Retail)	168	5,240
Vail Resorts, Inc.* (Entertainment)	42	1,799
ValueClick, Inc.* (Internet)	126	1,909
VCA Antech, Inc.* (Pharmaceuticals)	105	2,917
Viacom, Inc.—Class B* (Media)	777	23,730
Wal-Mart Stores, Inc. (Retail)	3,318	186,472
Walgreen Co. (Retail)	1,344	43,693
Walt Disney Co. (Media)	2,436	76,003
Washington Post Co.—Class B (Media)	21	12,325
Wendy’s International, Inc. (Retail)	126	3,430
Whole Foods Market, Inc. (Food)	189	4,477
Williams Sonoma, Inc. (Retail)	126	2,500
WMS Industries, Inc.* (Leisure Time)	63	1,876
Wyndham Worldwide Corp. (Lodging)	252	4,513
Wynn Resorts, Ltd. (Lodging)	84	6,833
XM Satellite Radio Holdings, Inc.—Class A* (Media)	441	3,457
YUM! Brands, Inc. (Retail)	651	22,844
Zale Corp.* (Retail)	63	1,190

TOTAL COMMON STOCKS
(Cost $1,330,821)		1,867,719

Repurchase Agreements (1.5%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08(^), dated 6/30/08, with a repurchase price of $7,000 (Collateralized by $7,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $7,364)	$7,000	7,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $5,059)	4,000	4,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $7,000 (Collateralized by $7,015 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $7,140)	7,000	7,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $10,001 (Collateralized by $11,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $11,215)	$10,000	$10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES
(Cost $1,358,821)—102.0%		1,895,719
Net other assets (liabilities)—(2.0)%		(36,591)

NET ASSETS—100.0%		$1,859,128

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Consumer Services’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	1.7%
Airlines	1.2%
Apparel	0.6%
Commercial Services	4.1%
Computers	0.4%
Electronics	0.1%
Entertainment	1.6%
Food	4.3%
Household Products/Wares	NM
Internet	5.6%
Leisure Time	1.4%
Lodging	2.5%
Media	25.1%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.1%
Retail	48.8%
Software	0.9%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $1,330,821)	$1,867,719
Repurchase agreements, at cost	28,000

Total Investment Securities	1,895,719
Cash	274
Dividends and interest receivable	1,491
Prepaid expenses	23

Total Assets	1,897,507

Liabilities:
Payable for investments purchased	4,028
Payable for capital shares redeemed	27,175
Advisory fees payable	271
Management services fees payable	36
Administration fees payable	74
Administrative services fees payable	842
Distribution fees payable	616
Transfer agency fees payable	227
Fund accounting fees payable	126
Compliance services fees payable	27
Other accrued expenses	4,957

Total Liabilities	38,379

Net Assets	$1,859,128

Net Assets consist of:
Capital	$2,842,685
Accumulated net investment income (loss)	(5,075)
Accumulated net realized gains (losses) on investments	(1,515,380)
Net unrealized appreciation (depreciation) on investments	536,898

Net Assets	$1,859,128

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	72,146

Net Asset Value (offering and redemption price per share)	$25.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$18,867
Interest	277

Total Investment Income	19,144

Expenses:
Advisory fees	11,143
Management services fees	2,229
Administration fees	615
Transfer agency fees	668
Administrative services fees	5,165
Distribution fees	3,714
Custody fees	8,897
Fund accounting fees	1,606
Trustee fees	29
Compliance services fees	14
Other fees	1,473

Total Gross Expenses before reductions	35,553
Less Expenses reduced by the Advisor	(11,334)

Total Net Expenses	24,219

Net Investment Income (Loss)	(5,075)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(297,493)
Change in net unrealized appreciation/depreciation on investments	(263,435)

Net Realized and Unrealized Gains (Losses) on Investments	(560,928)

Change in Net Assets Resulting from Operations	$(566,003)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(5,075)	$(41,485)
Net realized gains (losses) on investments	(297,493)	477,902
Change in net unrealized appreciation/depreciation on investments	(263,435)	(815,583)

Change in net assets resulting from operations	(566,003)	(379,166)

Capital Transactions:
Proceeds from shares issued	17,239,895	35,062,017
Value of shares redeemed	(17,272,272)	(38,724,343)

Change in net assets resulting from capital transactions	(32,377)	(3,662,326)

Change in net assets	(598,380)	(4,041,492)
Net Assets:
Beginning of period	2,457,508	6,499,000

End of period	$1,859,128	$2,457,508

Accumulated net investment income (loss)	$(5,075)	$—

Share Transactions:
Issued	607,001	1,074,392
Redeemed	(618,502)	(1,193,742)

Change in shares	(11,501)	(119,350)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$29.38		$32.02	$28.59	$29.99	$27.87	$21.98

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.23)	(0.17)	(0.35)	(0.29)	(0.30)
Net realized and unrealized gains (losses) on investments	(3.56)		(2.41)	3.60	(1.05)	2.41	6.19

Total income (loss) from investment activities	(3.61)		(2.64)	3.43	(1.40)	2.12	5.89

Net Asset Value, End of Period	$25.77		$29.38	$32.02	$28.59	$29.99	$27.87

Total Return	(12.29	)%(b)	(8.24)%	12.00%	(4.67)%	7.61%	26.80%
Ratios to Average Net Assets:
Gross expenses(c)	2.40%		2.07%	2.19%	2.48%	2.20%	2.33%
Net expenses(c)	1.63%		1.63%	1.70%	1.98%	1.98%	1.96%
Net investment income (loss)(c)	(0.34)%		(0.70)%	(0.57)%	(1.22)%	(1.03)%	(1.19)%

Supplemental Data:
Net assets, end of period (000’s)	$1,859		$2,458	$6,499	$3,521	$11,878	$3,777
Portfolio turnover rate(d)	564	%(b)	618%	579%	1,219%	1,256%	2,100%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	5.9%
Bank of America Corp.	5.3%
Citigroup, Inc.	4.4%
Wells Fargo & Co.	3.6%
The Goldman Sachs Group, Inc.	3.1%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	35%
General Financial	28%
NonLife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	7%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks (94.0%)
	Shares	Value

ACE, Ltd.ADR (Insurance)	4,510	$248,456
Affiliated Managers Group, Inc.* (Diversified Financial Services)	410	36,925
AFLAC, Inc. (Insurance)	6,560	411,968
Alexandria Real Estate Equities, Inc. (REIT)	410	39,909
Allied World Assurance Holdings, Ltd.ADR (Insurance)	820	32,488
Allstate Corp. (Insurance)	7,380	336,454
AMB Property Corp. (REIT)	1,230	61,967
American Express Co. (Diversified Financial Services)	13,940	525,120
American Financial Group, Inc. (Insurance)	1,230	32,903
American International Group, Inc. (Insurance)	31,980	846,191
American National Insurance Co. (Insurance)	410	40,188
AmeriCredit Corp.* (Diversified Financial Services)	1,640	14,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,870	116,723
Annaly Mortgage Management, Inc. (REIT)	7,380	114,464
AON Corp. (Insurance)	3,690	169,519
Apartment Investment and Management Co.—Class A (REIT)	1,230	41,894
Arch Capital Group, Ltd.ADR* (Insurance)	820	54,382
Arthur J. Gallagher & Co. (Insurance)	1,230	29,643
Aspen Insurance Holdings, Ltd.ADR (Insurance)	820	19,409
Associated Banc-Corp (Banks)	1,640	31,636
Assurant, Inc. (Insurance)	1,230	81,131
Assured Guaranty, Ltd.ADR (Insurance)	820	14,752
Astoria Financial Corp. (Savings & Loans)	1,230	24,698
Avalonbay Communities, Inc. (REIT)	1,230	109,667
Axis Capital Holdings, Ltd.ADR (Insurance)	2,050	61,111
BancorpSouth, Inc. (Banks)	1,230	21,513
Bank of America Corp. (Banks)	61,114	1,458,791
Bank of Hawaii Corp. (Banks)	820	39,196
Bank of New York Mellon Corp. (Banks)	15,580	589,391
BB&T Corp. (Banks)	7,380	168,043
BioMed Realty Trust, Inc. (REIT)	820	20,115
BlackRock, Inc.—Class A (Diversified Financial Services)	410	72,570
BOK Financial Corp. (Banks)	410	21,915
Boston Properties, Inc. (REIT)	1,640	147,961
Brandywine Realty Trust (REIT)	1,230	19,385
BRE Properties, Inc.—Class A (REIT)	820	35,490
Brookfield Properties Corp.ADR (Real Estate)	2,870	51,057
Brown & Brown, Inc. (Insurance)	1,640	28,520
Camden Property Trust (REIT)	820	36,293
Capital One Financial Corp. (Diversified Financial Services)	4,920	187,009
CapitalSource, Inc. (Diversified Financial Services)	2,460	27,257
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,460	47,232
CBL & Associates Properties, Inc. (REIT)	820	18,729
Chubb Corp. (Insurance)	4,920	241,129
Cincinnati Financial Corp. (Insurance)	2,050	52,070
CIT Group, Inc. (Diversified Financial Services)	3,690	25,129
Citigroup, Inc. (Diversified Financial Services)	73,390	1,230,016
City National Corp. (Banks)	410	17,249
CME Group, Inc. (Diversified Financial Services)	820	314,216
Comerica, Inc. (Banks)	2,050	52,542
Commerce Bancshares, Inc. (Banks)	820	32,521
Conseco, Inc.* (Insurance)	2,460	24,403
Corporate Office Properties Trust (REIT)	820	28,151
Cousins Properties, Inc. (REIT)	410	9,471
Cullen/Frost Bankers, Inc. (Banks)	820	40,877
DCT Industrial Trust, Inc. (REIT)	2,460	20,369
Delphi Financial Group, Inc.—Class A (Insurance)	410	9,487
Developers Diversified Realty Corp. (REIT)	1,640	56,924
DiamondRock Hospitality Co. (REIT)	1,230	13,395
Digital Realty Trust, Inc. (REIT)	820	33,546
Discover Financial Services (Diversified Financial Services)	6,150	80,996
Douglas Emmett, Inc. (REIT)	1,640	36,031
Duke-Weeks Realty Corp. (REIT)	2,050	46,023
E* TRADE Financial Corp.* (Diversified Financial Services)	5,740	18,024
Eaton Vance Corp. (Diversified Financial Services)	1,640	65,206
Endurance Specialty Holdings, Ltd.ADR (Insurance)	820	25,248
Entertainment Properties Trust (REIT)	410	20,270
Equifax, Inc. (Commercial Services)	1,640	55,137
Equity Residential Properties Trust (REIT)	3,690	141,216
Erie Indemnity Co.—Class A (Insurance)	410	18,922
Essex Property Trust, Inc. (REIT)	410	43,665
Everest Re Group, Ltd.ADR (Insurance)	820	65,362
F.N.B. Corp. (Banks)	1,230	14,489
Fannie Mae (Diversified Financial Services)	13,530	263,970
Federal Realty Investment Trust (REIT)	820	56,580

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Federated Investors, Inc.—Class B (Diversified Financial Services)	1,230	$42,337
Fidelity National Title Group, Inc.—Class A (Insurance)	2,870	36,162
Fifth Third Bancorp (Banks)	6,560	66,781
First American Financial Corp. (Insurance)	1,230	32,472
First Horizon National Corp. (Banks)	2,460	18,278
First Industrial Realty Trust, Inc. (REIT)	410	11,263
First Midwest Bancorp, Inc. (Banks)	820	15,293
First Niagara Financial Group, Inc. (Savings & Loans)	1,640	21,090
FirstMerit Corp. (Banks)	1,230	20,061
Forest City Enterprises, Inc.—Class A (Real Estate)	820	26,420
Franklin Resources, Inc. (Diversified Financial Services)	2,050	187,882
Freddie Mac (Diversified Financial Services)	9,020	147,928
Fulton Financial Corp. (Banks)	2,460	24,723
General Growth Properties, Inc. (REIT)	3,280	114,898
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,740	102,229
GLG Partners, Inc. (Diversified Financial Services)	2,870	22,386
Hancock Holding Co. (Banks)	410	16,109
Hanover Insurance Group, Inc. (Insurance)	820	34,850
Hartford Financial Services Group, Inc. (Insurance)	4,510	291,211
HCC Insurance Holdings, Inc. (Insurance)	1,640	34,670
HCP, Inc. (REIT)	3,280	104,337
Health Care REIT, Inc. (REIT)	1,230	54,735
Healthcare Realty Trust, Inc. (REIT)	820	19,491
Highwoods Properties, Inc. (REIT)	820	25,764
Hilb, Rogal, and Hobbs Co. (Insurance)	410	17,819
Home Properties, Inc. (REIT)	410	19,705
Hospitality Properties Trust (REIT)	1,230	30,086
Host Marriott Corp. (REIT)	6,970	95,140
HRPT Properties Trust (REIT)	3,280	22,206
Hudson City Bancorp, Inc. (Savings & Loans)	6,560	109,421
Huntington Bancshares, Inc. (Banks)	4,920	28,388
IntercontinentalExchange, Inc.* (Diversified Financial Services)	820	93,480
International Bancshares Corp. (Banks)	820	17,523
Invesco, Ltd.ADR (Diversified Financial Services)	5,330	127,813
Investment Technology Group, Inc.* (Diversified Financial Services)	410	13,719
IPC Holdings, Ltd.ADR (Insurance)	820	21,771
iStar Financial, Inc. (REIT)	1,640	21,664
J.P. Morgan Chase & Co. (Diversified Financial Services)	47,560	1,631,784
Janus Capital Group, Inc. (Diversified Financial Services)	2,050	54,264
Jefferies Group, Inc. (Diversified Financial Services)	1,640	27,585
Jones Lang LaSalle, Inc. (Real Estate)	410	24,678
KeyCorp (Banks)	6,560	72,029
Kilroy Realty Corp. (REIT)	410	19,282
Kimco Realty Corp. (REIT)	2,870	99,072
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,230	22,115
LaSalle Hotel Properties (REIT)	410	10,303
Lazard, Ltd.—Class AADR (Diversified Financial Services)	820	28,003
Legg Mason, Inc. (Diversified Financial Services)	2,050	89,318
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,430	186,808
Liberty Property Trust (REIT)	1,230	40,775
Lincoln National Corp. (Insurance)	3,690	167,231
Loews Corp. (Insurance)	4,920	230,748
M &T Bank Corp. (Banks)	1,230	86,764
Mack-Cali Realty Corp. (REIT)	820	28,019
Marsh & McLennan Cos., Inc. (Insurance)	6,970	185,053
Marshall & Ilsley Corp. (Banks)	3,280	50,282
MasterCard, Inc.—Class A (Software)	820	217,726
MBIA, Inc. (Insurance)	3,280	14,399
Mercury General Corp. (Insurance)	410	19,155
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,480	364,031
MetLife, Inc. (Insurance)	5,740	302,900
MF Global, Ltd.ADR* (Diversified Financial Services)	1,230	7,761
MGIC Investment Corp. (Insurance)	1,640	10,020
Mid-America Apartment Communities, Inc. (REIT)	410	20,926
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,230	18,143
Moody’s Corp. (Commercial Services)	2,870	98,843
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,940	502,816
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,050	54,428
National City Corp. (Banks)	9,020	43,025
National Retail Properties, Inc. (REIT)	820	17,138
Nationwide Financial Services (Insurance)	820	39,368
Nationwide Health Properties, Inc. (REIT)	1,230	38,733
New York Community Bancorp (Savings & Loans)	4,510	80,458
NewAlliance Bancshares, Inc. (Savings & Loans)	1,230	15,350
Northern Trust Corp. (Banks)	2,870	196,796
Nymex Holdings, Inc. (Diversified Financial Services)	1,230	103,910
NYSE Euronext (Diversified Financial Services)	3,280	166,165
Old Republic International Corp. (Insurance)	3,280	38,835
optionsXpress Holdings, Inc. (Diversified Financial Services)	820	18,319
PartnerRe, Ltd.ADR (Insurance)	820	56,687
People’s United Financial, Inc. (Banks)	2,460	38,376
Philadelphia Consolidated Holding Corp.* (Insurance)	820	27,855
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	820	26,740
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	105,067
PNC Financial Services Group (Banks)	4,920	280,932
Popular, Inc. (Banks)	3,690	24,317
Post Properties, Inc. (REIT)	410	12,198
Potlatch Corp. (Forest Products & Paper)	410	18,499
Principal Financial Group, Inc. (Insurance)	3,280	137,662
ProAssurance Corp.* (Insurance)	410	19,725
Progressive Corp. (Insurance)	8,610	161,179
ProLogis (REIT)	3,690	200,551
Prosperity Bancshares, Inc. (Banks)	410	10,959
Protective Life Corp. (Insurance)	820	31,201
Prudential Financial, Inc. (Insurance)	6,150	367,401
Public Storage, Inc. (REIT)	1,640	132,496
Raymond James Financial Corp. (Diversified Financial Services)	1,230	32,460
Rayonier, Inc. (Forest Products & Paper)	1,230	52,226
Realty Income Corp. (REIT)	1,230	27,995
Regency Centers Corp. (REIT)	820	48,478
Regions Financial Corp. (Banks)	9,430	102,881
Reinsurance Group of America, Inc. (Insurance)	410	17,843
RenaissanceRe HoldingsADR (Insurance)	820	36,629
SAFECO Corp. (Insurance)	1,230	82,607
SEI Investments Co. (Software)	2,050	48,216
Selective Insurance Group, Inc. (Insurance)	820	15,383
Senior Housing Properties Trust (REIT)	1,640	32,029
Simon Property Group, Inc. (REIT)	2,870	257,984
SL Green Realty Corp. (REIT)	820	67,830
SLM Corp.* (Diversified Financial Services)	6,560	126,936
Sovereign Bancorp, Inc. (Savings & Loans)	6,560	48,282
St. Joe Co. (Real Estate)	1,230	42,214

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	820	$38,507
State Street Corp. (Banks)	5,740	367,303
SunTrust Banks, Inc. (Banks)	4,920	178,202
Susquehanna Bancshares, Inc. (Banks)	1,230	16,839
SVB Financial Group* (Banks)	410	19,725
Synovus Financial Corp. (Banks)	3,690	32,214
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,690	208,374
Taubman Centers, Inc. (REIT)	820	39,893
TCF Financial Corp. (Banks)	1,640	19,729
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,280	59,335
The Charles Schwab Corp. (Diversified Financial Services)	13,120	269,485
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,920	860,508
The Macerich Co. (REIT)	1,230	76,420
The Travelers Companies, Inc. (Insurance)	8,200	355,880
Torchmark Corp. (Insurance)	1,230	72,140
Transatlantic Holdings, Inc. (Insurance)	410	23,153
U.S. Bancorp (Banks)	23,780	663,224
UDR, Inc. (REIT)	1,640	36,703
UnionBanCal Corp. (Banks)	820	33,144
Unitrin, Inc. (Insurance)	820	22,607
UnumProvident Corp. (Insurance)	4,920	100,614
Valley National Bancorp (Banks)	1,640	25,863
Ventas, Inc. (REIT)	2,050	87,268
Visa, Inc.—Class A* (Commercial Services)	6,150	500,056
Vornado Realty Trust (REIT)	2,050	180,400
W.R. Berkley Corp. (Insurance)	2,050	49,528
Wachovia Corp. (Banks)	29,520	458,446
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,230	43,062
Washington Federal, Inc. (Savings & Loans)	1,230	22,263
Washington Mutual, Inc. (Savings & Loans)	11,890	58,618
Washington REIT (REIT)	820	24,641
Weingarten Realty Investors (REIT)	1,230	37,294
Wells Fargo & Co. (Banks)	42,640	1,012,700
Westamerica Bancorp (Banks)	410	21,562
Whitney Holding Corp. (Banks)	820	15,006
Willis Group Holdings, Ltd.ADR (Insurance)	2,050	64,309
Wilmington Trust Corp. (Banks)	820	21,681
XL Capital, Ltd.—Class AADR (Insurance)	2,460	50,578
Zenith National Insurance Corp. (Insurance)	410	14,416
Zions Bancorp (Banks)	1,640	51,644

TOTAL COMMON STOCKS
(Cost $26,286,638)		26,097,471

TOTAL INVESTMENT SECURITIES
(Cost $26,286,638)—94.0%		26,097,471
Net other assets (liabilities)—6.0%		1,665,243

NET ASSETS—100.0%		$27,762,714

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Banks	23.6%
Commercial Services	2.4%
Diversified Financial Services	30.8%
Forest Products & Paper	0.7%
Insurance	22.1%
REIT	11.2%
Real Estate	0.7%
Savings & Loans	1.5%
Software	1.0%
Other**	6.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $26,286,638)	$26,097,471
Dividends and interest receivable	54,312
Receivable for capital shares issued	2,470,542
Receivable for investments sold	32,385
Prepaid expenses	153

Total Assets	28,654,863

Liabilities:
Cash overdraft	300,519
Payable for investments purchased	510,096
Payable for capital shares redeemed	21,663
Advisory fees payable	15,848
Management services fees payable	2,113
Administration fees payable	836
Administrative services fees payable	9,997
Distribution fees payable	10,007
Trustee fees payable	2
Transfer agency fees payable	2,425
Fund accounting fees payable	1,427
Compliance services fees payable	256
Other accrued expenses	16,960

Total Liabilities	892,149

Net Assets	$27,762,714

Net Assets consist of:
Capital	$37,978,847
Accumulated net investment income (loss)	622,456
Accumulated net realized gains (losses) on investments	(10,649,422)
Net unrealized appreciation (depreciation) on investments	(189,167)

Net Assets	$27,762,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,176,522

Net Asset Value (offering and redemption price per share)	$23.60

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$496,066
Interest	1,099

Total Investment Income	497,165

Expenses:
Advisory fees	105,584
Management services fees	21,117
Administration fees	5,034
Transfer agency fees	6,168
Administrative services fees	42,205
Distribution fees	35,195
Custody fees	16,165
Fund accounting fees	9,309
Trustee fees	268
Compliance services fees	224
Other fees	14,697

Total Gross Expenses before reductions	255,966
Less Expenses reduced by the Advisor	(27,804)

Total Net Expenses	228,162

Net Investment Income (Loss)	269,003

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,806,392)
Change in net unrealized appreciation/depreciation on investments	(5,611,127)

Net Realized and Unrealized Gains (Losses) on Investments	(10,417,519)

Change in Net Assets Resulting from Operations	$(10,148,516)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$269,003	$353,453
Net realized gains (losses) on investments	(4,806,392)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,611,127)	(6,807,488)

Change in net assets resulting from operations	(10,148,516)	(6,030,371)

Distributions to Shareholders From:
Net investment income	—	(349,425)

Change in net assets resulting from distributions	—	(349,425)

Capital Transactions:
Proceeds from shares issued	88,202,227	79,724,295
Dividends reinvested	—	349,425
Value of shares redeemed	(75,189,825)	(98,405,131)

Change in net assets resulting from capital transactions	13,012,402	(18,331,411)

Change in net assets	2,863,886	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$27,762,714	$24,898,828

Accumulated net investment income (loss)	$622,456	$353,453

Share Transactions:
Issued	3,005,818	2,090,110
Reinvested	—	9,475
Redeemed	(2,598,200)	(2,551,398)

Change in shares	407,618	(451,813)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.38		$40.64	$34.84	$33.80	$30.72	$23.85

Investment Activities:
Net investment income (loss)(a)	0.28		0.41	0.34	0.27	0.20	0.11
Net realized and unrealized gains (losses) on investments	(9.06)		(8.11)	5.69	1.06	2.97	6.80

Total income (loss) from investment activities	(8.78)		(7.70)	6.03	1.33	3.17	6.91

Distributions to Shareholders From:
Net investment income	—		(0.56)	(0.23)	(0.29)	(0.09)	(0.04)

Net Asset Value, End of Period	$23.60		$32.38	$40.64	$34.84	$33.80	$30.72

Total Return	(27.12	)%(b)	(19.11)%	17.35%	3.98%	10.34%	28.99%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.74%	1.76%	1.92%	1.92%	2.07%
Net expenses(c)	1.62%		1.63%	1.68%	1.92%	1.92%	1.98%
Net investment income (loss)(c)	1.91%		1.04%	0.90%	0.80%	0.63%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$27,763		$24,899	$49,610	$35,924	$30,767	$21,024
Portfolio turnover rate(d)	214	%(b)	216%	247%	316%	595%	726%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.1%
Pfizer, Inc.	7.9%
Abbott Laboratories	5.4%
Merck & Co., Inc.	5.4%
Wyeth	4.2%

Dow Jones U.S. Health Care
Index - Composition
% of Index

Pharmaceuticals and Biotechnology	64%
Health Care Equipment and Services	36%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2008
(unaudited)

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	21,620	$1,145,211
Advanced Medical Optics, Inc.* (Healthcare-Products)	940	17,616
Aetna, Inc. (Healthcare-Services)	6,815	276,212
Affymetrix, Inc.* (Biotechnology)	940	9,673
Alcon, Inc.ADR (Healthcare-Products)	1,175	191,278
Alexion Pharmaceuticals, Inc.* (Biotechnology)	470	34,075
Alkermes, Inc.* (Pharmaceuticals)	1,410	17,428
Allergan, Inc. (Pharmaceuticals)	4,230	220,171
Alpharma, Inc.—Class A* (Pharmaceuticals)	705	15,884
American Medical Systems Holdings, Inc.* (Healthcare-Products)	940	14,053
AMERIGROUP Corp.* (Healthcare-Services)	705	14,664
Amgen, Inc.* (Biotechnology)	15,275	720,369
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,880	47,733
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	235	3,929
Applera Corp.—Applied Biosystems Group (Electronics)	2,350	78,678
Applera Corp.—Celera Genomics Group* (Biotechnology)	1,175	13,348
Apria Healthcare Group, Inc.* (Healthcare-Services)	705	13,670
ArthroCare Corp.* (Healthcare-Products)	470	19,181
Bard (C.R.), Inc. (Healthcare-Products)	1,410	124,009
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,410	63,563
Baxter International, Inc. (Healthcare-Products)	8,930	570,984
Beckman Coulter, Inc. (Healthcare-Products)	940	63,478
Becton, Dickinson & Co. (Healthcare-Products)	3,290	267,477
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	235	19,009
Biogen Idec, Inc.* (Biotechnology)	4,230	236,415
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,410	40,862
Boston Scientific Corp.* (Healthcare-Products)	20,915	257,045
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,730	569,297
Brookdale Senior Living, Inc. (Healthcare-Services)	470	9,569
Celgene Corp.* (Biotechnology)	6,110	390,246
Centene Corp.* (Healthcare-Services)	705	11,837
Cephalon, Inc.* (Pharmaceuticals)	940	62,689
Cepheid, Inc.* (Healthcare-Products)	705	19,825
Charles River Laboratories International, Inc.* (Biotechnology)	940	60,085
CIGNA Corp. (Insurance)	3,995	141,383
Community Health Systems, Inc.* (Healthcare-Services)	1,410	46,502
Cooper Cos., Inc. (Healthcare-Products)	705	26,191
Covance, Inc.* (Healthcare-Services)	940	80,859
Coventry Health Care, Inc.* (Healthcare-Services)	2,115	64,338
Covidien, Ltd.ADR (Healthcare-Products)	7,050	337,624
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	705	12,591
CV Therapeutics, Inc.* (Pharmaceuticals)	705	5,802
Datascope Corp. (Healthcare-Products)	235	11,045
DaVita, Inc.* (Healthcare-Services)	1,410	74,913
DENTSPLY International, Inc. (Healthcare-Products)	1,880	69,184
Edwards Lifesciences Corp.* (Healthcare-Products)	705	43,738
Eli Lilly & Co. (Pharmaceuticals)	13,630	629,161
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,410	34,108
Enzo Biochem, Inc.* (Biotechnology)	470	5,273
Enzon Pharmaceuticals, Inc.* (Biotechnology)	470	3,346
Express Scripts, Inc.* (Pharmaceuticals)	3,055	191,610
Forest Laboratories, Inc.* (Pharmaceuticals)	4,465	155,114
Gen-Probe, Inc.* (Healthcare-Products)	705	33,473
Genentech, Inc.* (Biotechnology)	6,580	499,422
Genzyme Corp.* (Biotechnology)	3,760	270,795
Gilead Sciences, Inc.* (Pharmaceuticals)	12,925	684,379
Haemonetics Corp.* (Healthcare-Products)	470	26,066
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,525	22,948
Health Net, Inc.* (Healthcare-Services)	1,410	33,925
HEALTHSOUTH Corp.* (Healthcare-Services)	1,175	19,540
Healthways, Inc.* (Healthcare-Services)	470	13,912
Henry Schein, Inc.* (Healthcare-Products)	1,175	60,595
Hill-Rom Holdings, Inc. (Healthcare-Products)	940	25,361
Hologic, Inc.* (Healthcare-Products)	3,525	76,845
Hospira, Inc.* (Pharmaceuticals)	2,350	94,258
Human Genome Sciences, Inc.* (Biotechnology)	1,880	9,795
Humana, Inc.* (Healthcare-Services)	2,350	93,459
IDEXX Laboratories, Inc.* (Healthcare-Products)	940	45,816
Illumina, Inc.* (Biotechnology)	705	61,413
ImClone Systems, Inc.* (Pharmaceuticals)	940	38,032
Immucor, Inc.* (Healthcare-Products)	940	24,327
Incyte Genomics, Inc.* (Biotechnology)	1,175	8,942
InterMune, Inc.* (Biotechnology)	470	6,166
Intuitive Surgical, Inc.* (Healthcare-Products)	470	126,618
Invacare Corp. (Healthcare-Products)	470	9,607
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,175	38,975
Invitrogen Corp.* (Biotechnology)	1,175	46,131

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,175	$16,015
Johnson & Johnson (Healthcare-Products)	39,950	2,570,383
Kinetic Concepts, Inc.* (Healthcare-Products)	705	28,137
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,525	36,907
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,645	114,541
LifePoint Hospitals, Inc.* (Healthcare-Services)	705	19,952
Lincare Holdings, Inc.* (Healthcare-Services)	940	26,696
Magellan Health Services, Inc.* (Healthcare-Services)	470	17,404
Medarex, Inc.* (Pharmaceuticals)	1,880	12,427
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,050	332,760
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	705	14,650
Medtronic, Inc. (Healthcare-Products)	15,745	814,804
Mentor Corp. (Healthcare-Products)	470	13,075
Merck & Co., Inc. (Pharmaceuticals)	30,315	1,142,572
Millipore Corp.* (Biotechnology)	705	47,841
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,230	51,056
Myriad Genetics, Inc.* (Biotechnology)	705	32,092
Nektar Therapeutics* (Biotechnology)	1,175	3,936
NuVasive, Inc.* (Healthcare-Products)	470	20,990
Odyssey Healthcare, Inc.* (Healthcare-Services)	470	4,578
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	705	25,098
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	705	29,131
Owens & Minor, Inc. (Distribution/Wholesale)	470	21,474
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	470	7,628
PAREXEL International Corp.* (Commercial Services)	705	18,549
Patterson Cos., Inc.* (Healthcare-Products)	1,645	48,347
PDL BioPharma, Inc. (Biotechnology)	1,645	17,470
Pediatrix Medical Group, Inc.* (Healthcare-Services)	705	34,707
Perrigo Co. (Pharmaceuticals)	1,175	37,330
Pfizer, Inc. (Pharmaceuticals)	96,115	1,679,129
Pharmaceutical Product Development, Inc. (Commercial Services)	1,410	60,489
PharMerica Corp.* (Pharmaceuticals)	470	10,617
PSS World Medical, Inc.* (Healthcare-Products)	940	15,322
Psychiatric Solutions, Inc.* (Healthcare-Services)	705	26,677
Quest Diagnostics, Inc. (Healthcare-Services)	2,115	102,514
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,175	16,967
ResMed, Inc.* (Healthcare-Products)	1,175	41,995
Savient Pharmaceuticals, Inc.* (Biotechnology)	705	17,837
Schering-Plough Corp. (Pharmaceuticals)	22,795	448,834
Sepracor, Inc.* (Pharmaceuticals)	1,410	28,087
St. Jude Medical, Inc.* (Healthcare-Products)	4,700	192,136
STERIS Corp. (Healthcare-Products)	940	27,034
Stryker Corp. (Healthcare-Products)	4,465	280,759
Sunrise Assisted Living, Inc.* (Healthcare-Services)	705	15,848
Techne Corp.* (Healthcare-Products)	470	36,373
Tenet Healthcare Corp.* (Healthcare-Services)	6,580	36,585
The Medicines Co.* (Pharmaceuticals)	705	13,973
Theravance, Inc.* (Pharmaceuticals)	705	8,368
Thermo Electron Corp.* (Electronics)	5,875	327,414
United Therapeutics Corp.* (Pharmaceuticals)	235	22,971
UnitedHealth Group, Inc. (Healthcare-Services)	17,390	456,487
Universal Health Services, Inc.—Class B (Healthcare-Services)	705	44,570
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,175	20,104
Varian Medical Systems, Inc.* (Healthcare-Products)	1,880	97,478
Varian, Inc.* (Electronics)	470	23,998
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,880	62,924
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,175	19,916
Waters Corp.* (Electronics)	1,410	90,945
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,410	38,310
WellCare Health Plans, Inc.* (Healthcare-Services)	470	16,991
WellPoint, Inc.* (Healthcare-Services)	7,520	358,403
West Pharmaceutical Services, Inc. (Healthcare-Products)	470	20,342
Wyeth (Pharmaceuticals)	18,800	901,648
Zimmer Holdings, Inc.* (Healthcare-Products)	3,290	223,884

TOTAL COMMON STOCKS
(Cost $14,249,376)		21,269,624

TOTAL INVESTMENT SECURITIES
(Cost $14,249,376)—100.0%		21,269,624
Net other assets (liabilities)—NM		2,236

NET ASSETS—100.0%		$21,271,860

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Biotechnology	12.0%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	2.4%
Healthcare-Products	32.7%
Healthcare-Services	9.7%
Insurance	0.7%
Pharmaceuticals	42.0%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $14,249,376)	$21,269,624
Dividends and interest receivable	16,064
Receivable for capital shares issued	160,584
Prepaid expenses	240

Total Assets	21,446,512

Liabilities:
Cash overdraft	133,891
Payable for capital shares redeemed	688
Advisory fees payable	11,458
Management services fees payable	1,528
Administration fees payable	607
Administrative services fees payable	6,537
Distribution fees payable	6,838
Trustee fees payable	2
Transfer agency fees payable	1,579
Fund accounting fees payable	1,035
Compliance services fees payable	267
Other accrued expenses	10,222

Total Liabilities	174,652

Net Assets	$21,271,860

Net Assets consist of:
Capital	$23,048,202
Accumulated net investment income (loss)	156,183
Accumulated net realized gains (losses) on investments	(8,952,773)
Net unrealized appreciation (depreciation) on investments	7,020,248

Net Assets	$21,271,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	776,533

Net Asset Value (offering and redemption price per share)	$27.39

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$287,439
Interest	730

Total Investment Income	288,169

Expenses:
Advisory fees	120,871
Management services fees	24,174
Administration fees	4,630
Transfer agency fees	5,703
Administrative services fees	50,406
Distribution fees	40,290
Custody fees	8,727
Fund accounting fees	8,318
Trustee fees	253
Other fees	12,788

Total Gross Expenses before reductions	276,160
Less Expenses reduced by the Advisor	(13,467)

Total Net Expenses	262,693

Net Investment Income (Loss)	25,476

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,214,386)
Change in net unrealized appreciation/depreciation on investments	(3,789,698)

Net Realized and Unrealized Gains (Losses) on Investments	(5,004,084)

Change in Net Assets Resulting from Operations	$(4,978,608)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$25,476	$130,707
Net realized gains (losses) on investments	(1,214,386)	5,280,103
Change in net unrealized appreciation/depreciation on investments	(3,789,698)	(1,929,133)

Change in net assets resulting from operations	(4,978,608)	3,481,677

Capital Transactions:
Proceeds from shares issued	33,951,691	137,261,507
Value of shares redeemed	(70,425,632)	(145,306,962)

Change in net assets resulting from capital transactions	(36,473,941)	(8,045,455)

Change in net assets	(41,452,549)	(4,563,778)
Net Assets:
Beginning of period	62,724,409	67,288,187

End of period	$21,271,860	$62,724,409

Accumulated net investment income (loss)	$156,183	$130,707

Share Transactions:
Issued	1,147,881	4,392,848
Redeemed	(2,367,728)	(4,679,335)

Change in shares	(1,219,847)	(286,487)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$31.42		$29.48	$28.01	$26.42	$25.81	$21.98

Investment Activities:
Net investment income (loss)(a)	0.02		0.07	(0.08)	(0.15)	(0.13)	(0.15)
Net realized and unrealized gains (losses) on investments	(4.05)		1.87	1.55	1.74	0.74	3.98

Total income (loss) from investment activities	(4.03)		1.94	1.47	1.59	0.61	3.83

Net Asset Value, End of Period	$27.39		$31.42	$29.48	$28.01	$26.42	$25.81

Total Return	(12.83	)%(b)	6.58%	5.25%	6.02%	2.36%	17.42%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.76%	1.89%	1.91%	2.04%
Net expenses(c)	1.63%		1.63%	1.72%	1.89%	1.91%	1.97%
Net investment income (loss)(c)	0.16%		0.24%	(0.29)%	(0.57)%	(0.51)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$21,272		$62,724	$67,288	$57,307	$40,017	$25,286
Portfolio turnover rate(d)	88	%(b)	221%	123%	310%	464%	877%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	15.1%
United Technologies Corp.	3.2%
Caterpillar, Inc.	2.5%
3M Co.	2.5%
Boeing Co.	2.5%

Dow Jones U.S. Industrials
Index - Composition
% of Index

General Industrials	27%
Aerospace and Defense	16%
Industrial Engineering	13%
Industrial Transportation	13%
Support Services	13%
Electronic & Electrical Equipment	11%
Construction and Materials	7%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2008
(unaudited)

Common Stocks (99.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	7,659	$532,990
Accenture, Ltd.—Class AADR (Commercial Services)	7,038	286,587
Actuant Corp.—Class A (Miscellaneous Manufacturing)	621	19,468
Acuity Brands, Inc. (Miscellaneous Manufacturing)	414	19,905
Acxiom Corp. (Software)	828	9,514
Aecom Technology Corp.* (Engineering & Construction)	828	26,935
Affiliated Computer Services, Inc.—Class A* (Computers)	1,035	55,362
AGCO Corp.* (Machinery-Diversified)	1,035	54,244
Agilent Technologies, Inc.* (Electronics)	4,347	154,492
Alexander & Baldwin, Inc. (Transportation)	414	18,858
Alliance Data Systems Corp.* (Commercial Services)	1,035	58,529
Alliant Techsystems, Inc.* (Aerospace/Defense)	414	42,096
Allied Waste Industries, Inc.* (Environmental Control)	4,554	57,471
Ametek, Inc. (Electrical Components & Equipment)	1,242	58,647
Amphenol Corp.—Class A (Electronics)	2,070	92,902
Anixter International, Inc.* (Telecommunications)	414	24,629
AptarGroup, Inc. (Miscellaneous Manufacturing)	828	34,735
Arrow Electronics, Inc.* (Electronics)	1,449	44,513
Automatic Data Processing, Inc. (Software)	6,210	260,199
Avnet, Inc.* (Electronics)	1,863	50,823
Baldor Electric Co. (Hand/Machine Tools)	414	14,482
Ball Corp. (Packaging & Containers)	1,242	59,293
BE Aerospace, Inc.* (Aerospace/Defense)	1,035	24,105
Belden, Inc. (Electrical Components & Equipment)	621	21,039
Bemis Co., Inc. (Packaging & Containers)	1,242	27,846
Benchmark Electronics, Inc.* (Electronics)	828	13,530
Boeing Co. (Aerospace/Defense)	8,073	530,558
Brady Corp.—Class A (Electronics)	621	21,443
Broadridge Financial Solutions, Inc. (Software)	1,656	34,859
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	828	60,461
Burlington Northern Santa Fe Corp. (Transportation)	3,312	330,836
C.H. Robinson Worldwide, Inc. (Transportation)	2,070	113,519
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	828	24,012
Caterpillar, Inc. (Machinery-Construction & Mining)	7,245	534,826
Ceradyne, Inc.* (Miscellaneous Manufacturing)	414	14,200
ChoicePoint, Inc.* (Commercial Services)	828	39,910
Cintas Corp. (Textiles)	1,656	43,901
Clarcor, Inc. (Miscellaneous Manufacturing)	621	21,797
Cognex Corp. (Machinery-Diversified)	414	9,543
Commscope, Inc.* (Telecommunications)	828	43,694
Con-way, Inc. (Transportation)	621	29,348
Convergys Corp.* (Commercial Services)	1,449	21,532
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,484	98,118
Corrections Corp. of America* (Commercial Services)	1,449	39,804
Crane Co. (Miscellaneous Manufacturing)	621	23,927
Crown Holdings, Inc.* (Packaging & Containers)	1,863	48,419
CSX Corp. (Transportation)	4,761	299,038
Cummins, Inc. (Machinery-Diversified)	2,070	135,626
Curtiss-Wright Corp. (Aerospace/Defense)	621	27,784
Danaher Corp. (Miscellaneous Manufacturing)	2,898	224,015
Deere & Co. (Machinery-Diversified)	5,175	373,273
Deluxe Corp. (Commercial Services)	621	11,066
Dionex Corp.* (Electronics)	207	13,739
Donaldson Co., Inc. (Miscellaneous Manufacturing)	828	36,962
Dover Corp. (Miscellaneous Manufacturing)	2,277	110,138
DRS Technologies, Inc. (Aerospace/Defense)	414	32,590
Eagle Materials, Inc.—Class A (Building Materials)	621	15,730
Eaton Corp. (Miscellaneous Manufacturing)	1,863	158,299
EMCOR Group, Inc.* (Engineering & Construction)	828	23,623
Emerson Electric Co. (Electrical Components & Equipment)	9,315	460,627
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	414	30,487
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	207	9,712
Esterline Technologies Corp.* (Aerospace/Defense)	414	20,394
Expeditors International of Washington, Inc. (Transportation)	2,484	106,812
Fastenal Co. (Distribution/Wholesale)	1,656	71,473
FedEx Corp. (Transportation)	3,312	260,952
Fidelity National Information Services, Inc. (Software)	2,277	84,044
Fiserv, Inc.* (Software)	1,863	84,524
Flextronics International, Ltd.ADR* (Electronics)	9,936	93,398
FLIR Systems, Inc.* (Electronics)	1,656	67,184
Flowserve Corp. (Machinery-Diversified)	621	84,891
Fluor Corp. (Engineering & Construction)	1,035	192,593
Fortune Brands, Inc. (Household Products/Wares)	1,863	116,270
Forward Air Corp. (Transportation)	414	14,324

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,656	$121,136
FTI Consulting, Inc.* (Commercial Services)	621	42,514
Gardner Denver, Inc.* (Machinery-Diversified)	621	35,273
GATX Corp. (Trucking & Leasing)	414	18,353
Genco Shipping & Trading, Ltd.ADR (Transportation)	414	26,993
General Cable Corp.* (Electrical Components & Equipment)	621	37,788
General Dynamics Corp. (Aerospace/Defense)	3,933	331,159
General Electric Co. (Miscellaneous Manufacturing)	118,611	3,165,728
Genesee & Wyoming, Inc.—Class A* (Transportation)	414	14,084
Global Payments, Inc. (Software)	1,035	48,231
Goodrich Corp. (Aerospace/Defense)	1,449	68,770
Graco, Inc. (Machinery-Diversified)	828	31,522
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,242	33,323
Granite Construction, Inc. (Engineering & Construction)	414	13,053
Greif Brothers Corp.—Class A (Packaging & Containers)	207	13,254
Harsco Corp. (Miscellaneous Manufacturing)	1,035	56,314
Hewitt Associates, Inc.* (Commercial Services)	1,035	39,672
Hexcel Corp.* (Aerospace/Defense Equipment)	1,035	19,976
HLTH Corp.* (Internet)	2,070	23,432
Honeywell International, Inc. (Miscellaneous Manufacturing)	8,073	405,910
Hubbell, Inc.—Class B (Electrical Components & Equipment)	621	24,759
IDEX Corp. (Machinery-Diversified)	1,035	38,129
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,382	255,699
IMS Health, Inc. (Software)	2,070	48,231
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	3,726	139,464
Iron Mountain, Inc.* (Commercial Services)	2,070	54,959
Itron, Inc.* (Electronics)	414	40,717
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,070	131,093
J.B. Hunt Transport Services, Inc. (Transportation)	1,242	41,334
Jabil Circuit, Inc. (Electronics)	2,277	37,366
Jack Henry & Associates, Inc. (Computers)	1,035	22,397
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,449	116,934
Joy Global, Inc. (Machinery-Construction & Mining)	1,242	94,181
Kansas City Southern Industries, Inc.* (Transportation)	828	36,424
Kaydon Corp. (Metal Fabricate/Hardware)	414	21,284
KBR, Inc. (Engineering & Construction)	2,070	72,264
Kennametal, Inc. (Hand/Machine Tools)	828	26,951
Kirby Corp.* (Transportation)	621	29,808
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,449	131,671
Landstar System, Inc. (Transportation)	621	34,292
Lennox International, Inc. (Building Materials)	621	17,984
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	414	32,582
Lockheed Martin Corp. (Aerospace/Defense)	3,933	388,030
Louisiana-Pacific Corp. (Forest Products & Paper)	1,242	10,545
Manitowoc Co. (Machinery-Diversified)	1,449	47,136
Manpower, Inc. (Commercial Services)	1,035	60,278
Martin Marietta Materials (Building Materials)	414	42,886
Masco Corp. (Building Materials)	4,347	68,378
McDermott International, Inc.ADR* (Engineering & Construction)	2,691	166,546
MDU Resources Group, Inc. (Electric)	2,070	72,160
MeadWestvaco Corp. (Forest Products & Paper)	1,863	44,414
Metavante Technologies, Inc.* (Software)	1,035	23,412
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	414	39,272
Molex, Inc. (Electrical Components & Equipment)	828	20,211
Molex, Inc.—Class A (Electrical Components & Equipment)	828	18,969
Monster Worldwide, Inc.* (Internet)	1,449	29,864
Moog, Inc.—Class A* (Aerospace/Defense)	414	15,417
MPS Group, Inc.* (Commercial Services)	1,035	11,002
MSC Industrial Direct Co.—Class A (Retail)	621	27,392
Mueller Industries, Inc. (Metal Fabricate/Hardware)	414	13,331
Nalco Holding Co. (Environmental Control)	1,656	35,024
National Instruments Corp. (Computers)	621	17,618
NeuStar, Inc.* (Telecommunications)	828	17,852
Nordson Corp. (Machinery-Diversified)	414	30,176
Norfolk Southern Corp. (Transportation)	4,554	285,399
Northrop Grumman Corp. (Aerospace/Defense)	3,726	249,269
Orbital Sciences Corp.* (Aerospace/Defense)	621	14,631
Oshkosh Truck Corp. (Auto Manufacturers)	828	17,131
Overseas Shipholding Group, Inc. (Transportation)	207	16,461
Owens Corning, Inc.* (Building Materials)	1,035	23,546
Owens-Illinois, Inc.* (Packaging & Containers)	2,070	86,298
PACCAR, Inc. (Auto Manufacturers)	4,140	173,176
Packaging Corp. of America (Packaging & Containers)	1,242	26,715
Pactiv Corp.* (Packaging & Containers)	1,449	30,762
Pall Corp. (Miscellaneous Manufacturing)	1,449	57,496
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,070	147,632
Paychex, Inc. (Commercial Services)	3,933	123,024
Pentair, Inc. (Miscellaneous Manufacturing)	1,242	43,495
PerkinElmer, Inc. (Electronics)	1,449	40,355
PHH Corp.* (Commercial Services)	621	9,532
Plexus Corp.* (Electronics)	414	11,460
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,656	159,589
Quanta Services, Inc.* (Commercial Services)	2,070	68,869
R.R. Donnelley & Sons Co. (Commercial Services)	2,484	73,750
Raytheon Co. (Aerospace/Defense)	4,968	279,599
Regal-Beloit Corp. (Hand/Machine Tools)	414	17,492
Republic Services, Inc. (Environmental Control)	1,863	55,331
Robert Half International, Inc. (Commercial Services)	1,863	44,656
Rockwell Collins, Inc. (Aerospace/Defense)	1,863	89,349
Rockwell International Corp. (Machinery-Diversified)	1,656	72,417
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,035	68,186
Ryder System, Inc. (Transportation)	621	42,774
Sealed Air Corp. (Packaging & Containers)	1,863	35,416
Shaw Group, Inc.* (Engineering & Construction)	828	51,162
Sherwin-Williams Co. (Chemicals)	1,242	57,045
Smurfit-Stone Container Corp.* (Packaging & Containers)	3,105	12,637
Sonoco Products Co. (Packaging & Containers)	1,242	38,440
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	1,242	23,822
SPX Corp. (Miscellaneous Manufacturing)	621	81,804
Stericycle, Inc.* (Environmental Control)	1,035	53,510
Teekay Shipping Corp.ADR (Transportation)	414	18,705
Teledyne Technologies, Inc.* (Aerospace/Defense)	414	20,199
Teleflex, Inc. (Miscellaneous Manufacturing)	414	23,014
Temple-Inland, Inc. (Forest Products & Paper)	1,035	11,664
Terex Corp.* (Machinery-Construction & Mining)	1,242	63,802
Tetra Tech, Inc.* (Environmental Control)	621	14,047
Texas Industries, Inc. (Building Materials)	414	23,238
Textron, Inc. (Miscellaneous Manufacturing)	2,898	138,901
The Brink’s Co. (Miscellaneous Manufacturing)	414	27,084
The Corporate Executive Board Co. (Commercial Services)	414	17,409
Thomas & Betts Corp.* (Electronics)	621	23,505
Timken Co. (Metal Fabricate/Hardware)	828	27,274
Toro Co. (Housewares)	414	13,774

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Total System Services, Inc. (Software)	2,277	$50,595
Trimble Navigation, Ltd.* (Electronics)	1,449	51,729
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,035	35,904
Tyco Electronics, Ltd.ADR (Electronics)	5,589	200,198
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	5,796	232,072
Union Pacific Corp. (Transportation)	6,210	468,855
United Parcel Service, Inc.—Class B (Transportation)	8,073	496,247
United Rentals, Inc.* (Commercial Services)	828	16,237
United Technologies Corp. (Aerospace/Defense)	10,764	664,139
URS Corp.* (Engineering & Construction)	1,035	43,439
USG Corp.* (Building Materials)	828	24,484
UTI Worldwide, Inc.ADR (Transportation)	1,035	20,648
Valmont Industries, Inc. (Metal Fabricate/Hardware)	207	21,588
Vishay Intertechnology, Inc.* (Electronics)	2,070	18,361
VistaPrint, Ltd.ADR* (Commercial Services)	414	11,079
Vulcan Materials Co. (Building Materials)	1,035	61,872
W.W. Grainger, Inc. (Distribution/Wholesale)	828	67,730
Wabtec Corp. (Machinery-Diversified)	621	30,193
Walter Industries, Inc. (Holding Companies-Diversified)	621	67,546
Waste Connections, Inc.* (Environmental Control)	828	26,438
Waste Management, Inc. (Environmental Control)	5,796	218,567
Watsco, Inc. (Distribution/Wholesale)	207	8,653
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	414	21,896
WESCO International, Inc.* (Distribution/Wholesale)	414	16,577
Western Union Co. (Commercial Services)	8,694	214,916
Weyerhaeuser Co. (Forest Products & Paper)	2,484	127,032
Woodward Governor Co. (Electronics)	621	22,145
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	828	27,026

TOTAL COMMON STOCKS
(Cost $18,640,857)		20,873,402

TOTAL INVESTMENT SECURITIES
(Cost $18,640,857)—99.5%		20,873,402
Net other assets (liabilities)—0.5%		111,835

NET ASSETS—100.0%		$20,985,237

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Aerospace/Defense	14.0%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.9%
Building Materials	1.3%
Chemicals	0.3%
Commercial Services	6.3%
Computers	0.5%
Distribution/Wholesale	0.7%
Electric	0.3%
Electrical Components & Equipment	3.6%
Electronics	4.7%
Engineering & Construction	3.9%
Environmental Control	2.3%
Forest Products & Paper	1.0%
Hand/Machine Tools	0.5%
Holding Companies-Diversified	0.3%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.2%
Machinery-Construction & Mining	3.5%
Machinery-Diversified	4.5%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	30.3%
Packaging & Containers	1.8%
Retail	0.1%
Software	2.9%
Telecommunications	0.4%
Textiles	0.2%
Transportation	12.9%
Trucking & Leasing	0.1%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $18,640,857)	$20,873,402
Dividends and interest receivable	52,774
Receivable for capital shares issued	126,507
Prepaid expenses	88

Total Assets	21,052,771

Liabilities:
Cash overdraft	27,196
Advisory fees payable	10,803
Management services fees payable	1,440
Administration fees payable	607
Administrative services fees payable	6,513
Distribution fees payable	4,656
Trustee fees payable	2
Transfer agency fees payable	1,444
Fund accounting fees payable	1,037
Compliance services fees payable	189
Other accrued expenses	13,647

Total Liabilities	67,534

Net Assets	$20,985,237

Net Assets consist of:
Capital	$21,209,281
Accumulated net investment income (loss)	18,172
Accumulated net realized gains (losses) on investments	(2,474,761)
Net unrealized appreciation (depreciation) on investments	2,232,545

Net Assets	$20,985,237

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	566,985

Net Asset Value (offering and redemption price per share)	$37.01

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$170,587
Interest	442

Total Investment Income	171,029

Expenses:
Advisory fees	74,220
Management services fees	14,844
Administration fees	4,168
Transfer agency fees	4,335
Administrative services fees	34,680
Distribution fees	24,740
Custody fees	14,372
Fund accounting fees	6,699
Trustee fees	174
Compliance services fees	106
Other fees	9,363

Total Gross Expenses before reductions	187,701
Less Expenses reduced by the Advisor	(26,396)

Total Net Expenses	161,305

Net Investment Income (Loss)	9,724

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(934,203)
Change in net unrealized appreciation/depreciation on investments	(2,116,218)

Net Realized and Unrealized Gains (Losses) on Investments	(3,050,421)

Change in Net Assets Resulting from Operations	$(3,040,697)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$9,724	$8,448
Net realized gains (losses) on investments	(934,203)	(428,653)
Change in net unrealized appreciation/depreciation on investments	(2,116,218)	1,356,147

Change in net assets resulting from operations	(3,040,697)	935,942

Capital Transactions:
Proceeds from shares issued	52,601,012	136,795,629
Value of shares redeemed	(52,094,355)	(123,793,306)

Change in net assets resulting from capital transactions	506,657	13,002,323

Change in net assets	(2,534,040)	13,938,265
Net Assets:
Beginning of period	23,519,277	9,581,012

End of period	$20,985,237	$23,519,277

Accumulated net investment income (loss)	$18,172	$8,448

Share Transactions:
Issued	1,318,433	3,292,427
Redeemed	(1,313,571)	(2,986,131)

Change in shares	4,862	306,296

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$41.84		$37.45	$33.54	$33.09	$30.88	$24.05

Investment Activities:
Net investment income (loss)(a)	0.02		0.02	(0.05)	(0.11)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	(4.85)		4.37	3.96	0.90	4.06	6.84

Total income (loss) from investment activities	(4.83)		4.39	3.91	0.79	4.02	6.83

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(0.34)	(1.81)	—

Net Asset Value, End of Period	$37.01		$41.84	$37.45	$33.54	$33.09	$30.88

Total Return	(11.54	)%(b)	11.72%	11.66%	2.44%	13.22%	28.40%

Ratios to Average Net Assets:
Gross expenses(c)	1.90%		1.84%	1.93%	2.17%	1.99%	2.25%
Net expenses(c)	1.63%		1.63%	1.77%	1.98%	1.98%	1.98%
Net investment income (loss)(c)	0.10%		0.04%	(0.14)%	(0.36)%	(0.14)%	(0.05)%

Supplemental Data:
Net assets, end of period (000’s)	$20,985		$23,519	$9,581	$10,101	$9,459	$11,751
Portfolio turnover rate(d)	242	%(b)	532%	753%	720%	1,159%	1,997%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

eBay, Inc.	10.4%
Google, Inc.—Class A	10.3%
Yahoo!, Inc.	9.7%
Amazon.com, Inc.	9.7%
Juniper Networks, Inc.	9.1%

Dow Jones Composite Internet Index - Composition
The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	June 30, 2008
(unaudited)

Common Stocks (100.5)%
	Shares	Value

Akamai Technologies, Inc.* (Internet)	10,100	$351,379
Allscripts Healthcare Solutions, Inc.* (Software)	3,434	42,616
Amazon.com, Inc.* (Internet)	10,201	748,039
Ariba, Inc.* (Internet)	5,151	75,771
Art Technology Group, Inc.* (Internet)	7,777	24,886
Check Point Software Technologies, Ltd.ADR* (Internet)	10,706	253,411
CMGI, Inc.* (Internet)	2,929	31,047
CNET Networks, Inc.* (Internet)	8,585	98,642
Concur Technologies, Inc.* (Software)	2,626	87,262
CyberSource Corp.* (Internet)	4,141	69,279
DealerTrack Holdings, Inc.* (Internet)	2,424	34,203
Digital River, Inc.* (Internet)	2,222	85,725
E* TRADE Financial Corp.* (Diversified Financial Services)	25,755	80,871
EarthLink, Inc.* (Internet)	6,767	58,535
eBay, Inc.* (Internet)	29,492	806,016
Expedia, Inc.* (Internet)	12,726	233,904
Google, Inc.—Class A* (Internet)	1,515	797,526
GSI Commerce, Inc.* (Internet)	1,313	17,896
HLTH Corp.* (Internet)	11,009	124,622
IAC/InterActiveCorp* (Internet)	11,716	225,884
Internap Network Services Corp.* (Internet)	3,030	14,180
Interwoven, Inc.* (Internet)	2,727	32,751
j2 Global Communications, Inc.* (Internet)	2,727	62,721
Juniper Networks, Inc.* (Telecommunications)	31,714	703,417
Monster Worldwide, Inc.* (Internet)	7,272	149,876
Netflix, Inc.* (Internet)	3,030	78,992
Overstock.com, Inc.* (Internet)	1,010	26,209
Priceline.com, Inc.* (Internet)	2,121	244,891
Quest Software, Inc.* (Software)	4,343	64,320
RealNetworks, Inc.* (Internet)	5,858	38,663
Salesforce.com, Inc.* (Software)	5,161	352,135
Sapient Corp.* (Internet)	5,050	32,421
SONICWALL, Inc.* (Internet)	3,535	22,801
Sonus Networks, Inc.* (Telecommunications)	16,362	55,958
TD Ameritrade Holding Corp.* (Diversified Financial Services)	14,746	266,755
Tibco Software, Inc.* (Internet)	11,312	86,537
United Online, Inc. (Internet)	4,141	41,534
ValueClick, Inc.* (Internet)	5,757	87,219
VeriSign, Inc.* (Internet)	9,817	371,083
Websense, Inc.* (Internet)	2,727	45,923
Yahoo!, Inc.* (Internet)	36,461	753,284

TOTAL COMMON STOCKS
(Cost $5,022,353)		7,779,184

TOTAL INVESTMENT SECURITIES
(Cost $5,022,353)—100.5%		7,779,184
Net other assets (liabilities)—(0.5)%		(36,821)

NET ASSETS—100.0%		$7,742,363

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Diversified Financial Services	4.6%
Internet	79.0%
Software	7.1%
Telecommunications	9.8%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $5,022,353)	$7,779,184
Receivable for capital shares issued	1,803
Receivable for investments sold	143,829
Prepaid expenses	49

Total Assets	7,924,865

Liabilities:
Cash overdraft	87,541
Payable for investments purchased	81,053
Advisory fees payable	4,976
Management services fees payable	663
Administration fees payable	260
Administrative services fees payable	2,856
Distribution fees payable	2,048
Trustee fees payable	1
Transfer agency fees payable	668
Fund accounting fees payable	443
Compliance services fees payable	87
Other accrued expenses	1,906

Total Liabilities	182,502

Net Assets	$7,742,363

Net Assets consist of:
Capital	$5,755,420
Accumulated net investment income (loss)	(49,542)
Accumulated net realized gains (losses) on investments	(720,346)
Net unrealized appreciation (depreciation) on investments	2,756,831

Net Assets	$7,742,363

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	163,024

Net Asset Value (offering and redemption price per share)	$47.49

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$25,143
Interest	317

Total Investment Income	25,460

Expenses:
Advisory fees	34,510
Management services fees	6,902
Administration fees	1,265
Transfer agency fees	1,550
Administrative services fees	16,037
Distribution fees	11,503
Custody fees	1,683
Fund accounting fees	2,240
Trustee fees	65
Compliance services fees	37
Other fees	3,383

Total Gross Expenses before reductions	79,175
Less Expenses reduced by the Advisor	(4,173)

Total Net Expenses	75,002

Net Investment Income (Loss)	(49,542)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	104,969
Change in net unrealized appreciation/depreciation on investments	(1,563,326)

Net Realized and Unrealized Gains (Losses) on Investments	(1,458,357)

Change in Net Assets Resulting from Operations	$(1,507,899)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(49,542)	$(163,795)
Net realized gains (losses) on investments	104,969	289,512
Change in net unrealized appreciation/depreciation on investments	(1,563,326)	53,577

Change in net assets resulting from operations	(1,507,899)	179,294

Distributions to Shareholders From:
Net investment income	—	(68,886)

Change in net assets resulting from distributions	—	(68,886)

Capital Transactions:
Proceeds from shares issued	15,458,003	58,276,731
Dividends reinvested	—	68,886
Value of shares redeemed	(19,694,867)	(54,243,491)

Change in net assets resulting from capital transactions	(4,236,864)	4,102,126

Change in net assets	(5,744,763)	4,212,534
Net Assets:
Beginning of period	13,487,126	9,274,592

End of period	$7,742,363	$13,487,126

Accumulated net investment income (loss)	$(49,542)	$—

Share Transactions:
Issued	310,867	1,077,591
Reinvested	—	1,301
Redeemed	(399,919)	(1,016,279)

Change in shares	(89,052)	62,613

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$53.50		$48.95	$58.35	$54.32	$45.81	$25.99

Investment Activities:
Net investment income (loss)(a)	(0.27)		(0.80)	0.33	(0.98)	(0.93)	(0.75)
Net realized and unrealized gains (losses) on investments	(5.74)		5.79	(0.11)	5.01	10.53	21.02

Total income (loss) from investment activities	(6.01)		4.99	0.22	4.03	9.60	20.27

Distributions to Shareholders From:
Net investment income	—		(0.44)	—	—	—	—
Net realized gains on investments	—		—	(9.62)	—	(1.09)	(0.45)

Total distributions	—		(0.44)	(9.62)	—	(1.09)	(0.45)

Net Asset Value, End of Period	$47.49		$53.50	$48.95	$58.35	$54.32	$45.81

Total Return	(11.23	)%(b)	10.19%	1.36%	7.44%	21.26%	77.99%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.75%	1.81%	1.92%	1.94%	2.01%
Net expenses(c)	1.63%		1.63%	1.71%	1.92%	1.94%	1.98%
Net investment income (loss)(c)	(1.08)%		(1.49)%	0.60%	(1.87)%	(1.94)%	(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$7,742		$13,487	$9,275	$25,338	$41,995	$14,882
Portfolio turnover rate(d)	177	%(b)	495%	343%	855%	949%	803%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
ChevronTexaco Corp.	10.6%
ConocoPhillips	7.0%
Schlumberger, Ltd.	6.6%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	73%
Oil Equipment, Services and Distribution	27%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks (100.6)%
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	54,932	$4,111,111
Apache Corp. (Oil & Gas)	38,984	5,418,776
Arena Resources, Inc.* (Oil & Gas)	4,430	233,993
Atlas America, Inc. (Oil & Gas)	4,430	199,571
Atwood Oceanics, Inc.* (Oil & Gas)	3,544	440,661
Baker Hughes, Inc. (Oil & Gas Services)	36,326	3,172,713
Berry Petroleum Co.—Class A (Oil & Gas)	4,430	260,838
Bill Barrett Corp.* (Oil & Gas)	3,544	210,549
BJ Services Co. (Oil & Gas Services)	34,554	1,103,655
Bristow Group, Inc.* (Transportation)	2,658	131,544
Cabot Oil & Gas Corp. (Oil & Gas)	11,518	780,114
Cameron International Corp.* (Oil & Gas Services)	25,694	1,422,163
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,544	241,311
Cheniere Energy, Inc.* (Oil & Gas)	5,316	23,231
Chesapeake Energy Corp. (Oil & Gas)	60,248	3,973,958
ChevronTexaco Corp. (Oil & Gas)	244,536	24,240,854
Cimarex Energy Co. (Oil & Gas)	9,746	679,004
Comstock Resources, Inc.* (Oil & Gas)	5,316	448,830
ConocoPhillips (Oil & Gas)	168,340	15,889,613
Continental Resources, Inc.* (Oil & Gas)	3,544	245,670
Core Laboratories NVADR* (Oil & Gas Services)	2,658	378,366
Crosstex Energy, Inc. (Oil & Gas)	5,316	184,252
Delta Petroleum Corp.* (Oil & Gas)	7,974	203,496
Denbury Resources, Inc.* (Oil & Gas)	28,352	1,034,848
Devon Energy Corp. (Oil & Gas)	49,616	5,961,858
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,974	1,109,502
Dresser-Rand Group, Inc.* (Oil & Gas Services)	9,746	381,069
Drill-Quip, Inc.* (Oil & Gas Services)	3,544	223,272
El Paso Corp. (Pipelines)	83,284	1,810,594
Encore Acquisition Co.* (Oil & Gas)	6,202	466,328
Ensco International, Inc. (Oil & Gas)	16,834	1,359,177
EOG Resources, Inc. (Oil & Gas)	29,238	3,836,026
EXCO Resources, Inc.* (Oil & Gas)	9,746	359,725
Exterran Holdings, Inc.* (Oil & Gas Services)	7,974	570,061
Exxon Mobil Corp. (Oil & Gas)	633,490	55,829,474
FMC Technologies, Inc.* (Oil & Gas Services)	15,062	1,158,720
Forest Oil Corp.* (Oil & Gas)	9,746	726,077
Frontier Oil Corp. (Oil & Gas)	12,404	296,580
Global Industries, Ltd.* (Oil & Gas Services)	10,632	190,632
Grey Wolf, Inc.* (Oil & Gas)	21,264	192,014
Halliburton Co. (Oil & Gas Services)	103,662	5,501,342
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	9,746	405,823
Helmerich & Payne, Inc. (Oil & Gas)	11,518	829,526
Hercules Offshore, Inc.* (Oil & Gas Services)	10,632	404,229
Hess Corp. (Oil & Gas)	34,554	4,360,369
Holly Corp. (Oil & Gas)	5,316	196,267
ION Geophysical Corp.* (Oil & Gas Services)	9,746	170,068
Key Energy Services, Inc.* (Oil & Gas Services)	15,062	292,504
Marathon Oil Corp. (Oil & Gas)	83,284	4,319,941
Mariner Energy, Inc.* (Oil & Gas)	9,746	360,310
Murphy Oil Corp. (Oil & Gas)	22,150	2,171,807
Nabors Industries, Ltd.ADR* (Oil & Gas)	32,782	1,613,858
National-Oilwell Varco, Inc.* (Oil & Gas Services)	48,730	4,323,326
Newfield Exploration Co.* (Oil & Gas)	15,948	1,040,607
Newpark Resources, Inc.* (Oil & Gas Services)	10,632	83,567
Noble Corp.ADR (Oil & Gas)	31,896	2,071,964
Noble Energy, Inc. (Oil & Gas)	20,378	2,049,212
Occidental Petroleum Corp. (Oil & Gas)	96,574	8,678,140
Oceaneering International, Inc.* (Oil & Gas Services)	6,202	477,864
OGE Energy Corp. (Electric)	10,632	337,141
Oil States International, Inc.* (Oil & Gas Services)	6,202	393,455
Parker Drilling Co.* (Oil & Gas)	13,290	133,033
Patterson-UTI Energy, Inc. (Oil & Gas)	18,606	670,560
Penn Virginia Corp. (Oil & Gas)	5,316	400,933
Petrohawk Energy Corp.* (Oil & Gas)	25,694	1,189,889
Pioneer Natural Resources Co. (Oil & Gas)	14,176	1,109,697
Plains Exploration & Production Co.* (Oil & Gas)	12,404	905,120
Pride International, Inc.* (Oil & Gas)	19,492	921,777
Quicksilver Resources, Inc.* (Oil & Gas)	13,290	513,526
Range Resources Corp. (Oil & Gas)	18,606	1,219,437
Rowan Cos., Inc. (Oil & Gas)	13,290	621,307
Schlumberger, Ltd.ADR (Oil & Gas Services)	139,988	15,038,911
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,658	237,918
Smith International, Inc. (Oil & Gas Services)	23,922	1,988,875
Southwestern Energy Co.* (Oil & Gas)	39,870	1,898,211
St. Mary Land & Exploration Co. (Oil & Gas)	7,088	458,168
Stone Energy Corp.* (Oil & Gas)	3,544	233,585
Sunoco, Inc. (Oil & Gas)	14,176	576,821
SunPower Corp.—Class A* (Energy-Alternate Sources)	4,430	318,871
Superior Energy Services, Inc.* (Oil & Gas Services)	9,746	537,394
Swift Energy Co.* (Oil & Gas)	3,544	234,117
Tesoro Petroleum Corp. (Oil & Gas)	15,948	315,292
TETRA Technologies, Inc.* (Oil & Gas Services)	8,860	210,071

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Tidewater, Inc. (Oil & Gas Services)	6,202	$403,316
Transocean, Inc.ADR* (Oil & Gas)	37,212	5,670,737
Ultra Petroleum Corp.ADR* (Oil & Gas)	17,720	1,740,104
Unit Corp.* (Oil & Gas)	5,316	441,068
Valero Energy Corp. (Oil & Gas)	62,020	2,553,984
W-H Energy Services, Inc.* (Oil & Gas Services)	3,544	339,302
Weatherford International, Ltd.ADR* (Oil & Gas Services)	79,740	3,954,307
Whiting Petroleum Corp.* (Oil & Gas)	5,316	563,921
XTO Energy, Inc. (Oil & Gas)	59,362	4,066,891

TOTAL COMMON STOCKS
(Cost $114,928,714)		229,048,693

TOTAL INVESTMENT SECURITIES
(Cost $114,928,714)—100.6%		229,048,693
Net other assets (liabilities)—(0.6)%		(1,417,777)

NET ASSETS—100.0%		$227,630,916

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Electric	0.1%
Energy-Alternate Sources	0.1%
Oil & Gas	80.5%
Oil & Gas Services	19.0%
Pipelines	0.8%
Transportation	0.1%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $114,928,714)	$229,048,693
Dividends and interest receivable	81,851
Receivable for capital shares issued	206,373
Prepaid expenses	988

Total Assets	229,337,905

Liabilities:
Cash overdraft	1,346,459
Payable for capital shares redeemed	11,098
Advisory fees payable	126,255
Management services fees payable	16,834
Administration fees payable	6,016
Administrative services fees payable	70,849
Distribution fees payable	52,919
Trustee fees payable	17
Transfer agency fees payable	14,500
Fund accounting fees payable	10,267
Compliance services fees payable	1,984
Other accrued expenses	49,791

Total Liabilities	1,706,989

Net Assets	$227,630,916

Net Assets consist of:
Capital	$123,001,545
Accumulated net investment income (loss)	(326,767)
Accumulated net realized gains (losses) on investments	(9,163,841)
Net unrealized appreciation (depreciation) on investments	114,119,979

Net Assets	$227,630,916

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,106,936

Net Asset Value (offering and redemption price per share)	$73.27

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,209,878
Interest	7,170

Total Investment Income	1,217,048

Expenses:
Advisory fees	710,344
Management services fees	142,070
Administration fees	27,908
Transfer agency fees	34,191
Administrative services fees	323,878
Distribution fees	236,781
Custody fees	11,142
Fund accounting fees	47,384
Trustee fees	1,468
Compliance services fees	1,354
Other fees	76,792

Total Gross Expenses before reductions	1,613,312
Less Expenses reduced by the Advisor	(69,497)

Total Net Expenses	1,543,815

Net Investment Income (Loss)	(326,767)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,711,311)
Change in net unrealized appreciation/depreciation on investments	17,909,514

Net Realized and Unrealized Gains (Losses) on Investments	13,198,203

Change in Net Assets Resulting from Operations	$12,871,436

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(326,767)	$(492,462)
Net realized gains (losses) on investments	(4,711,311)	10,074,132
Change in net unrealized appreciation/depreciation on investments	17,909,514	32,901,176

Change in net assets resulting from operations	12,871,436	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	—	(4,283,910)

Change in net assets resulting from distributions	—	(4,283,910)

Capital Transactions:
Proceeds from shares issued	197,507,177	302,318,292
Dividends reinvested	—	4,283,910
Value of shares redeemed	(177,618,575)	(294,146,006)

Change in net assets resulting from capital transactions	19,888,602	12,456,196

Change in net assets	32,760,038	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$227,630,916	$194,870,878

Accumulated net investment income (loss)	$(326,767)	$—

Share Transactions:
Issued	2,981,580	5,094,141
Reinvested	—	69,252
Redeemed	(2,796,499)	(5,041,455)

Change in shares	185,081	121,938

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$66.69		$51.51	$47.02	$36.63	$28.33	$23.17

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.17)	(0.08)	(0.15)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	6.69		16.79	9.13	11.64	8.37	5.17

Total income (loss) from investment activities	6.58		16.62	9.05	11.49	8.32	5.16

Distributions to Shareholders From:
Net realized gains on investments	—		(1.44)	(4.56)	(1.10)	(0.02)	—

Net Asset Value, End of Period	$73.27		$66.69	$51.51	$47.02	$36.63	$28.33

Total Return	9.87	%(b)	32.48%	20.63%	31.31%	29.36%	22.27%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.76%	1.86%	1.92%	2.09%
Net expenses(c)	1.63%		1.63%	1.68%	1.86%	1.92%	1.98%
Net investment income (loss)(c)	(0.34)%		(0.30)%	(0.15)%	(0.34)%	(0.16)%	(0.05)%
Supplemental Data:
Net assets, end of period (000’s)	$227,631		$194,871	$144,216	$148,466	$85,137	$44,398
Portfolio turnover rate(d)	79	%(b)	180%	166%	298%	470%	1,091%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)

June 30, 2008

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	19%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.7%
Pfizer, Inc.	16.8%
Abbott Laboratories	8.2%
Merck & Co., Inc.	4.7%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition
The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	June 30, 2008
(unaudited)

Common Stocks (82.3%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	12,766	$676,215
Alkermes, Inc.* (Pharmaceuticals)	1,134	14,016
Allergan, Inc. (Pharmaceuticals)	3,528	183,632
Alpharma, Inc.—Class A* (Pharmaceuticals)	504	11,355
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	252	4,214
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	56,801
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,880	387,606
Cephalon, Inc.* (Pharmaceuticals)	756	50,418
Eli Lilly & Co. (Pharmaceuticals)	8,114	374,542
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,260	30,479
Forest Laboratories, Inc.* (Pharmaceuticals)	3,654	126,940
Hospira, Inc.* (Pharmaceuticals)	1,890	75,808
Johnson & Johnson (Healthcare-Products)	31,560	2,030,571
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,898	30,342
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	630	13,091
Merck & Co., Inc. (Pharmaceuticals)	10,322	389,036
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,528	42,583
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	378	6,135
Perrigo Co. (Pharmaceuticals)	882	28,021
Pfizer, Inc. (Pharmaceuticals)	78,876	1,377,964
Schering-Plough Corp. (Pharmaceuticals)	18,648	367,179
Sepracor, Inc.* (Pharmaceuticals)	1,260	25,099
The Medicines Co.* (Pharmaceuticals)	630	12,487
Theravance, Inc.* (Pharmaceuticals)	630	7,478
Valeant Pharmaceuticals International* (Pharmaceuticals)	882	15,091
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,008	17,086
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,134	30,811
Wyeth (Pharmaceuticals)	7,772	372,745

TOTAL COMMON STOCKS
(Cost $6,023,471)		6,757,745

Repurchase Agreements(NM)

	Principal
	Amount

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,039)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $6,024,471)—82.3%		6,758,745
Net other assets (liabilities)—17.7%		1,449,567

NET ASSETS—100.0%		$8,208,312

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 7/1/08	$1,499,625	$(375)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Healthcare-Products		24.7%
Pharmaceuticals		57.6%
Other**		17.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $6,023,471)	$6,757,745
Repurchase agreements, at cost	1,000

Total Investment Securities	6,758,745
Cash	356
Dividends and interest receivable	9,704
Receivable for capital shares issued	189,371
Receivable for investments sold	1,474,161
Prepaid expenses	66

Total Assets	8,432,403

Liabilities:
Payable for investments purchased	196,113
Payable for capital shares redeemed	10,693
Unrealized loss on swap agreements	375
Advisory fees payable	4,504
Management services fees payable	600
Administration fees payable	226
Administrative services fees payable	2,663
Distribution fees payable	1,998
Trustee fees payable	1
Transfer agency fees payable	584
Fund accounting fees payable	386
Compliance services fees payable	87
Other accrued expenses	5,861

Total Liabilities	224,091

Net Assets	$8,208,312

Net Assets consist of:
Capital	$14,215,136
Accumulated net investment income (loss)	323,416
Accumulated net realized gains (losses) on investments	(7,064,139)
Net unrealized appreciation (depreciation) on investments	733,899

Net Assets	$8,208,312

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	375,492

Net Asset Value (offering and redemption price per share)	$21.86

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$170,190
Interest	722

Total Investment Income	170,912

Expenses:
Advisory fees	40,630
Management services fees	8,126
Administration fees	1,960
Transfer agency fees	2,305
Administrative services fees	18,742
Distribution fees	13,543
Custody fees	3,442
Fund accounting fees	3,280
Trustee fees	101
Compliance services fees	1
Other fees	5,284

Total Gross Expenses before reductions	97,414
Less Expenses reduced by the Advisor	(9,111)

Total Net Expenses	88,303

Net Investment Income (Loss)	82,609

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,011,366)
Net realized gains (losses) on swap agreements	9,254
Change in net unrealized appreciation/depreciation on investments	(1,265,763)

Net Realized and Unrealized Gains (Losses) on Investments	(2,267,875)

Change in Net Assets Resulting from Operations	$(2,185,266)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$82,609	$240,807
Net realized gains (losses) on investments	(1,002,112)	536,251
Change in net unrealized appreciation/depreciation on investments	(1,265,763)	(450,256)

Change in net assets resulting from operations	(2,185,266)	326,802

Distributions to Shareholders From:
Net investment income	—	(216,589)

Change in net assets resulting from distributions	—	(216,589)

Capital Transactions:
Proceeds from shares issued	30,382,467	73,246,036
Dividends reinvested	—	216,589
Value of shares redeemed	(32,499,727)	(82,141,123)

Change in net assets resulting from capital transactions	(2,117,260)	(8,678,498)

Change in net assets	(4,302,526)	(8,568,285)
Net Assets:
Beginning of period	12,510,838	21,079,123

End of period	$8,208,312	$12,510,838

Accumulated net investment income (loss)	$323,416	$240,807

Share Transactions:
Issued	1,274,682	2,760,817
Reinvested	—	8,598
Redeemed	(1,390,425)	(3,112,288)

Change in shares	(115,743)	(342,873)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$25.47		$25.27	$22.56	$23.54	$25.93	$25.96

Investment Activities:
Net investment income (loss)(a)	0.18		0.32	0.25	0.15	0.08	(0.09)
Net realized and unrealized gains (losses) on investments	(3.79)		0.26	2.51	(1.05)	(2.47)	1.51

Total income (loss) from investment activities	(3.61)		0.58	2.76	(0.90)	(2.39)	1.42

Distributions to Shareholders From:
Net investment income	—		(0.38)	(0.05)	(0.08)	—	—
Net realized gains on investments	—		—	—	—	—	(1.45)

Total distributions	—		(0.38)	(0.05)	(0.08)	—	(1.45)

Net Asset Value, End of Period	$21.86		$25.47	$25.27	$22.56	$23.54	$25.93

Total Return	(14.17	)%(b)	2.32%	12.18%	(3.82)%	(9.22)%	5.60%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%		1.73%	1.75%	1.93%	1.97%	2.06%
Net expenses(c)	1.63%		1.63%	1.70%	1.93%	1.97%	1.98%
Net investment income (loss)(c)	1.53%		1.22%	1.02%	0.65%	0.32%	(0.33)%

Supplemental Data:
Net assets, end of period (000’s)	$8,208		$12,511	$21,079	$10,780	$11,803	$11,851
Portfolio turnover rate(d)	348	%(b)	443%	454%	853%	1,223%	2,569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)

June 30, 2008

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	June 30, 2008
(unaudited)

Repurchase Agreements (99.5%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,899,939 (Collateralized by $35,436,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $35,597,048)	$34,898,000	$34,898,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,900,036 (Collateralized by $35,182,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $35,597,063)	34,898,000	34,898,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,900,104 (Collateralized by $34,958,000 of various U.S. Government Agency Obligations, 4.75%–5.00%, 3/5/09–10/16/09, market value $35,596,232)	34,898,000	34,898,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,897,181 (Collateralized by $34,555,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/19/08–11/18/11, market value $35,599,531)	34,895,000	34,895,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,899,503 (Collateralized by $35,523,000 of various U.S. Government Agency Obligations, 2.34%–4.13%, 3/27/09–12/21/12, market value $35,600,709)	34,898,000	34,898,000

TOTAL REPURCHASE AGREEMENTS
(Cost $174,487,000)		174,487,000

TOTAL INVESTMENT SECURITIES
(Cost $174,487,000)—99.5%		174,487,000
Net other assets (liabilities)—0.5%		831,021

NET ASSETS—100.0%		$175,318,021

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 7/23/08	$174,819,380	$566,892

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$174,487,000
Cash	499
Interest receivable	9,762
Unrealized gain on swap agreements	566,892
Receivable for capital shares issued	576,066
Prepaid expenses	1,142

Total Assets	175,641,361

Liabilities:
Payable for capital shares redeemed	58,216
Advisory fees payable	95,458
Management services fees payable	12,728
Administration fees payable	4,364
Administrative services fees payable	49,770
Distribution fees payable	38,090
Trustee fees payable	12
Transfer agency fees payable	10,766
Fund accounting fees payable	7,447
Compliance services fees payable	1,891
Other accrued expenses	44,598

Total Liabilities	323,340

Net Assets	$175,318,021

Net Assets consist of:
Capital	$151,292,751
Accumulated net investment income (loss)	5,197,722
Accumulated net realized gains (losses) on investments	18,260,656
Net unrealized appreciation (depreciation) on investments	566,892

Net Assets	$175,318,021

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,032,717

Net Asset Value (offering and redemption price per share)	$57.81

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$2,551,149

Expenses:
Advisory fees	701,469
Management services fees	140,295
Administration fees	26,359
Transfer agency fees	32,691
Administrative services fees	317,680
Distribution fees	233,823
Custody fees	3,735
Fund accounting fees	44,970
Trustee fees	1,406
Compliance services fees	1,258
Other fees	71,658

Total Gross Expenses before reductions	1,575,344
Less Expenses reduced by the Advisor	(50,819)

Total Net Expenses	1,524,525

Net Investment Income (Loss)	1,026,624

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	12,180,449
Change in net unrealized appreciation/depreciation on investments	(3,457,298)

Net Realized and Unrealized Gains (Losses) on Investments	8,723,151

Change in Net Assets Resulting from Operations	$9,749,775

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,026,624	$4,171,098
Net realized gains (losses) on investments	12,180,449	12,684,111
Change in net unrealized appreciation/depreciation on investments	(3,457,298)	1,745,290

Change in net assets resulting from operations	9,749,775	18,600,499

Distributions to Shareholders From:
Net investment income	—	(4,327,698)

Change in net assets resulting from distributions	—	(4,327,698)

Capital Transactions:
Proceeds from shares issued	194,616,352	253,859,703
Dividends reinvested	—	4,327,698
Value of shares redeemed	(191,290,435)	(235,491,964)

Change in net assets resulting from capital transactions	3,325,917	22,695,437

Change in net assets	13,075,692	36,968,238
Net Assets:
Beginning of period	162,242,329	125,274,091

End of period	$175,318,021	$162,242,329

Accumulated net investment income (loss)	$5,197,722	$4,171,098

Share Transactions:
Issued	3,489,377	5,367,460
Reinvested	—	90,899
Redeemed	(3,587,792)	(5,187,272)

Change in shares	(98,415)	271,087

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$51.82		$43.80	$41.15	$32.58	$40.99	$29.44

Investment Activities:
Net investment income (loss)(a)	0.30		1.57	1.46	0.45	(0.20)	(0.31)
Net realized and unrealized gains (losses) on investments	5.69		8.11	1.55	8.12	(3.64)	11.86

Total income (loss) from investment activities	5.99		9.68	3.01	8.57	(3.84)	11.55

Distributions to Shareholders From:
Net investment income	—		(1.66)	(0.36)	—	—	—
Net realized gains on investments	—		—	—	—	(4.57)	—

Total distributions	—		(1.66)	(0.36)	—	(4.57)	—

Net Asset Value, End of Period	$57.81		$51.82	$43.80	$41.15	$32.58	$40.99

Total Return	11.56	%(b)	22.46%	7.36%	26.30%	(9.92)%	39.23%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.74%	1.86%	1.87%	1.98%
Net expenses(c)	1.63%		1.63%	1.70%	1.86%	1.87%	1.97%
Net investment income (loss)(c)	1.10%		3.41%	3.30%	1.38%	(0.58)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$175,318		$162,242	$125,274	$113,173	$60,432	$76,218
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	7.4%
ProLogis	5.2%
Vornado Realty Trust	4.6%
Boston Properties, Inc.	3.9%
Equity Residential Properties Trust	3.8%

Dow Jones U.S. Real Estate
Index - Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2008
(unaudited)

Common Stocks (99.3%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	2,771	$269,729
AMB Property Corp. (REIT)	8,639	435,233
Annaly Mortgage Management, Inc. (REIT)	47,270	733,158
Apartment Investment and Management Co.—Class A (REIT)	7,824	266,485
Avalonbay Communities, Inc. (REIT)	6,683	595,856
BioMed Realty Trust, Inc. (REIT)	6,194	151,939
Boston Properties, Inc. (REIT)	10,432	941,175
Brandywine Realty Trust (REIT)	7,661	120,737
BRE Properties, Inc.—Class A (REIT)	4,564	197,530
Brookfield Properties Corp.ADR (Real Estate)	17,930	318,975
Camden Property Trust (REIT)	4,564	202,003
CapitalSource, Inc. (Diversified Financial Services)	18,908	209,501
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	15,811	303,571
CBL & Associates Properties, Inc. (REIT)	5,868	134,025
Colonial Properties Trust (REIT)	3,586	71,792
Corporate Office Properties Trust (REIT)	4,238	145,491
Cousins Properties, Inc. (REIT)	3,912	90,367
DCT Industrial Trust, Inc. (REIT)	15,159	125,517
Developers Diversified Realty Corp. (REIT)	10,432	362,095
DiamondRock Hospitality Co. (REIT)	8,476	92,304
Digital Realty Trust, Inc. (REIT)	5,379	220,055
Douglas Emmett, Inc. (REIT)	9,454	207,704
Duke-Weeks Realty Corp. (REIT)	12,877	289,089
Entertainment Properties Trust (REIT)	2,771	136,998
Equity Lifestyle Properties, Inc. (REIT)	1,956	86,064
Equity Residential Properties Trust (REIT)	23,798	910,749
Essex Property Trust, Inc. (REIT)	2,282	243,033
Federal Realty Investment Trust (REIT)	5,216	359,904
FelCor Lodging Trust, Inc. (REIT)	5,379	56,480
First Industrial Realty Trust, Inc. (REIT)	3,912	107,463
Forest City Enterprises, Inc.—Class A (Real Estate)	5,705	183,815
Forestar Real Estate Group, Inc.* (Real Estate)	2,934	55,893
Franklin Street Properties Corp. (REIT)	5,705	72,111
General Growth Properties, Inc. (REIT)	22,168	776,545
HCP, Inc. (REIT)	20,701	658,499
Health Care REIT, Inc. (REIT)	7,824	348,168
Healthcare Realty Trust, Inc. (REIT)	4,401	104,612
Highwoods Properties, Inc. (REIT)	5,053	158,765
Home Properties, Inc. (REIT)	2,771	133,174
Hospitality Properties Trust (REIT)	8,313	203,336
Host Marriott Corp. (REIT)	45,803	625,211
HRPT Properties Trust (REIT)	19,886	134,628
iStar Financial, Inc. (REIT)	11,736	155,033
Jones Lang LaSalle, Inc. (Real Estate)	2,771	166,786
Kilroy Realty Corp. (REIT)	2,934	137,986
Kimco Realty Corp. (REIT)	19,234	663,958
LaSalle Hotel Properties (REIT)	3,586	90,116
Lexington Corporate Properties Trust (REIT)	5,053	68,872
Liberty Property Trust (REIT)	8,150	270,172
Mack-Cali Realty Corp. (REIT)	5,705	194,940
Maguire Properties, Inc. (REIT)	3,260	39,674
Mid-America Apartment Communities, Inc. (REIT)	2,282	116,473
National Retail Properties, Inc. (REIT)	6,357	132,861
Nationwide Health Properties, Inc. (REIT)	8,476	266,909
Newcastle Investment Corp. (REIT)	4,564	31,994
Pennsylvania REIT (REIT)	3,423	79,208
Plum Creek Timber Co., Inc. (Forest Products & Paper)	15,159	647,441
Post Properties, Inc. (REIT)	3,912	116,382
Potlatch Corp. (Forest Products & Paper)	3,423	154,446
ProLogis (REIT)	22,983	1,249,126
Public Storage, Inc. (REIT)	11,247	908,645
RAIT Financial Trust (REIT)	5,053	37,493
Rayonier, Inc. (Forest Products & Paper)	6,846	290,681
Realty Income Corp. (REIT)	8,802	200,334
Redwood Trust, Inc. (REIT)	2,608	59,436
Regency Centers Corp. (REIT)	6,031	356,553
Senior Housing Properties Trust (REIT)	9,780	191,003
Simon Property Group, Inc. (REIT)	19,723	1,772,900
SL Green Realty Corp. (REIT)	5,053	417,984
St. Joe Co. (Real Estate)	7,987	274,114
Strategic Hotels & Resorts, Inc. (REIT)	6,520	61,092
Sunstone Hotel Investors, Inc. (REIT)	5,216	86,586
Taubman Centers, Inc. (REIT)	4,564	222,039
The Macerich Co. (REIT)	6,520	405,088
UDR, Inc. (REIT)	11,247	251,708
Ventas, Inc. (REIT)	12,062	513,479
Vornado Realty Trust (REIT)	12,714	1,118,832
Washington REIT (REIT)	4,401	132,250
Weingarten Realty Investors (REIT)	6,846	207,571

TOTAL COMMON STOCKS
(Cost $15,687,314)		23,929,944

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	June 30, 2008
(unaudited)

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES
(Cost $15,687,314)—99.3%	$23,929,944
Net other assets (liabilities)—0.7%	165,973

NET ASSETS—100.0%	$24,095,917

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Diversified Financial Services	0.9%
Forest Products & Paper	4.5%
REIT	88.5%
Real Estate	5.4%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $15,687,314)	$23,929,944
Dividends and interest receivable	118,888
Receivable for capital shares issued	275,940
Prepaid expenses	217

Total Assets	24,324,989

Liabilities:
Cash overdraft	150,527
Payable for investments purchased	28,924
Advisory fees payable	14,807
Management services fees payable	1,974
Administration fees payable	761
Administrative services fees payable	8,135
Distribution fees payable	5,862
Trustee fees payable	2
Transfer agency fees payable	2,302
Fund accounting fees payable	1,299
Compliance services fees payable	250
Other accrued expenses	14,229

Total Liabilities	229,072

Net Assets	$24,095,917

Net Assets consist of:
Capital	$20,878,010
Accumulated net investment income (loss)	466,116
Accumulated net realized gains (losses) on investments	(5,490,839)
Net unrealized appreciation (depreciation) on investments	8,242,630

Net Assets	$24,095,917

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	521,170

Net Asset Value (offering and redemption price per share)	$46.23

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$708,015
Interest	620

Total Investment Income	708,635

Expenses:
Advisory fees	111,975
Management services fees	22,395
Administration fees	5,004
Transfer agency fees	6,129
Administrative services fees	52,122
Distribution fees	37,325
Custody fees	7,704
Fund accounting fees	8,716
Trustee fees	266
Compliance services fees	93
Other fees	13,767

Total Gross Expenses before reductions	265,496
Less Expenses reduced by the Advisor	(22,977)

Total Net Expenses	242,519

Net Investment Income (Loss)	466,116

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	299,822
Change in net unrealized appreciation/depreciation on investments	(3,507,770)

Net Realized and Unrealized Gains (Losses) on Investments	(3,207,948)

Change in Net Assets Resulting from Operations	$(2,741,832)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$466,116	$67,343
Net realized gains (losses) on investments	299,822	3,784,680
Change in net unrealized appreciation/depreciation on investments	(3,507,770)	(15,023,412)

Change in net assets resulting from operations	(2,741,832)	(11,171,389)

Distributions to Shareholders From:
Net investment income	—	(543,318)
Net realized gains on investments	—	(1,701,115)

Change in net assets resulting from distributions	—	(2,244,433)

Capital Transactions:
Proceeds from shares issued	62,884,866	371,683,395
Dividends reinvested	—	2,244,433
Value of shares redeemed	(64,851,194)	(402,167,937)

Change in net assets resulting from capital transactions	(1,966,328)	(28,240,109)

Change in net assets	(4,708,160)	(41,655,931)
Net Assets:
Beginning of period	28,804,077	70,460,008

End of period	$24,095,917	$28,804,077

Accumulated net investment income (loss)	$466,116	$—

Share Transactions:
Issued	1,239,472	5,650,424
Reinvested	—	41,423
Redeemed	(1,300,940)	(6,182,573)

Change in shares	(61,468)	(490,726)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$49.44		$65.64	$52.36	$50.49	$40.89	$31.16

Investment Activities:
Net investment income (loss)(a)	0.77		0.07	0.68	0.59	1.04	1.09
Net realized and unrealized gains (losses) on investments	(3.98)		(12.64)	16.04	2.78	9.86	9.14

Total income (loss) from investment activities	(3.21)		(12.57)	16.72	3.37	10.90	10.23

Distributions to Shareholders From:
Net investment income	—		(0.89)	(0.34)	(1.50)	(0.82)	(0.50)
Net realized gains on investments	—		(2.74)	(3.10)	—	(0.38)	—
Return of capital	—		—	—	—	(0.10)	—

Total distributions	—		(3.63)	(3.44)	(1.50)	(1.30)	(0.50)

Net Asset Value, End of Period	$46.23		$49.44	$65.64	$52.36	$50.49	$40.89

Total Return	(6.49	)%(b)	(19.61)%	32.49%	6.75%	27.20%	33.15%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.73%	1.76%	1.89%	1.93%	2.02%
Net expenses(c)	1.63%		1.63%	1.70%	1.89%	1.93%	1.98%
Net investment income (loss)(c)	3.12%		0.11%	1.13%	1.17%	2.35%	3.08%
Supplemental Data:
Net assets, end of period (000’s)	$24,096		$28,804	$70,460	$34,594	$79,668	$39,613
Portfolio turnover rate(d)	217	%(b)	603%	719%	1,105%	1,184%	1,113%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	90%
Swap Agreements	11%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.6%
Texas Instruments, Inc.	10.3%
Applied Materials, Inc.	7.1%
MEMC Electronic Materials, Inc.	3.8%
First Solar, Inc.	3.6%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2008
(unaudited)

Common Stocks (90.4%)
	Shares	Value

Actel Corp.* (Semiconductors)	258	$4,347
Advanced Micro Devices, Inc.* (Semiconductors)	6,063	35,347
Altera Corp. (Semiconductors)	3,225	66,757
Amkor Technology, Inc.* (Semiconductors)	1,161	12,086
Analog Devices, Inc. (Semiconductors)	3,096	98,360
Applied Materials, Inc. (Semiconductors)	14,706	280,738
Applied Micro Circuits Corp.* (Semiconductors)	645	5,521
Atheros Communications* (Telecommunications)	645	19,350
Atmel Corp.* (Semiconductors)	4,902	17,059
Axcelis Technologies, Inc.* (Semiconductors)	1,161	5,666
Broadcom Corp.—Class A* (Semiconductors)	4,902	133,776
Brooks Automation, Inc.* (Semiconductors)	645	5,334
Cabot Microelectronics Corp.* (Chemicals)	258	8,553
Cirrus Logic, Inc.* (Semiconductors)	645	3,586
Cohu, Inc. (Semiconductors)	258	3,787
Cree Research, Inc.* (Semiconductors)	903	20,597
Cymer, Inc.* (Electronics)	387	10,403
Cypress Semiconductor Corp.* (Semiconductors)	1,677	41,506
DSP Group, Inc.* (Semiconductors)	258	1,806
Entegris, Inc.* (Semiconductors)	1,290	8,450
Exar Corp.* (Semiconductors)	387	2,918
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,290	15,132
First Solar, Inc.* (Energy-Alternate Sources)	516	140,775
FormFactor, Inc.* (Semiconductors)	516	9,510
Integrated Device Technology, Inc.* (Semiconductors)	1,806	17,952
Intel Corp. (Semiconductors)	45,165	970,144
InterDigital, Inc.* (Telecommunications)	516	12,549
International Rectifier Corp.* (Semiconductors)	774	14,861
Intersil Corp.—Class A (Semiconductors)	1,290	31,373
KLA-Tencor Corp. (Semiconductors)	1,806	73,522
Kulicke & Soffa Industries, Inc.* (Semiconductors)	516	3,762
Lam Research Corp.* (Semiconductors)	1,419	51,297
Lattice Semiconductor Corp.* (Semiconductors)	1,290	4,038
Linear Technology Corp. (Semiconductors)	2,193	71,426
LSI Logic Corp.* (Semiconductors)	6,966	42,771
Marvell Technology Group, Ltd.ADR* (Semiconductors)	5,160	91,126
MEMC Electronic Materials, Inc.* (Semiconductors)	2,451	150,835
Micrel, Inc. (Semiconductors)	516	4,721
Microchip Technology, Inc. (Semiconductors)	2,064	63,035
Micron Technology, Inc.* (Semiconductors)	8,256	49,536
Microsemi Corp.* (Semiconductors)	774	19,489
National Semiconductor Corp. (Semiconductors)	2,580	52,993
Novellus Systems, Inc.* (Semiconductors)	1,032	21,868
NVIDIA Corp.* (Semiconductors)	6,063	113,499
OmniVision Technologies, Inc.* (Semiconductors)	645	7,798
ON Semiconductor Corp.* (Semiconductors)	4,257	39,037
Photronics, Inc.* (Semiconductors)	387	2,724
PMC-Sierra, Inc.* (Semiconductors)	2,322	17,763
Rambus, Inc.* (Semiconductors)	1,161	22,140
RF Micro Devices, Inc.* (Telecommunications)	2,838	8,230
SanDisk Corp.* (Computers)	2,451	45,834
Semtech Corp.* (Semiconductors)	645	9,075
Silicon Image, Inc.* (Semiconductors)	774	5,612
Silicon Laboratories, Inc.* (Semiconductors)	516	18,622
SiRF Technology Holdings, Inc.* (Semiconductors)	645	2,786
Skyworks Solutions, Inc.* (Semiconductors)	1,806	17,825
Teradyne, Inc.* (Semiconductors)	1,935	21,420
Tessera Technologies, Inc.* (Semiconductors)	516	8,447
Texas Instruments, Inc. (Semiconductors)	14,448	406,856
Trident Microsystems, Inc.* (Software)	645	2,354
TriQuint Semiconductor, Inc.* (Semiconductors)	1,548	9,381
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	774	26,951
Xilinx, Inc. (Semiconductors)	3,096	78,174
Zoran Corp.* (Semiconductors)	516	6,037

TOTAL COMMON STOCKS
(Cost $2,230,680)		3,569,227

Repurchase Agreements (0.3%)
Principal
Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,104)	$ 2,000	2,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,000 (Collateralized by $2,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,024)	$1,000	$1,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,000 (Collateralized by $3,006 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $3,060)	3,000	3,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $6,118) .	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,000)		11,000

TOTAL INVESTMENT SECURITIES
(Cost $2,241,680)—90.7%		3,580,227
Net other assets (liabilities)—9.3%		367,875

NET ASSETS—100.0%		$3,948,102

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Repurchase Agreements, continued
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 7/1/08	$399,900	$(100)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Chemicals	0.2%
Computers	1.2%
Electronics	0.3%
Energy-Alternate Sources	3.6%
Semiconductors	84.0%
Software	0.1%
Telecommunications	1.0%
Other**	9.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $2,230,680)	$3,569,227
Repurchase agreements, at cost	11,000

Total Investment Securities	3,580,227
Cash	789
Dividends and interest receivable	221
Receivable for capital shares issued	125,100
Receivable for investments sold	373,750
Prepaid expenses	27

Total Assets	4,080,114

Liabilities:
Payable for investments purchased	122,294
Unrealized loss on swap agreements	100
Advisory fees payable	2,304
Management services fees payable	307
Administration fees payable	137
Administrative services fees payable	1,464
Distribution fees payable	1,046
Transfer agency fees payable	332
Fund accounting fees payable	234
Compliance services fees payable	46
Other accrued expenses	3,748

Total Liabilities	132,012

Net Assets	$3,948,102

Net Assets consist of:
Capital	$7,832,580
Accumulated net investment income (loss)	(7,984)
Accumulated net realized gains (losses) on investments	(5,214,941)
Net unrealized appreciation (depreciation) on investments	1,338,447

Net Assets	$3,948,102

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	212,166

Net Asset Value (offering and redemption price per share)	$18.61

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$27,819
Interest	232

Total Investment Income	28,051

Expenses:
Advisory fees	16,581
Management services fees	3,316
Administration fees	941
Transfer agency fees	1,036
Administrative services fees	7,751
Distribution fees	5,527
Custody fees	4,103
Fund accounting fees	1,661
Trustee fees	44
Compliance services fees	13
Other fees	2,329

Total Gross Expenses before reductions	43,302
Less Expenses reduced by the Advisor	(7,267)

Total Net Expenses	36,035

Net Investment Income (Loss)	(7,984)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(173,046)
Change in net unrealized appreciation/depreciation on investments	(661,928)

Net Realized and Unrealized Gains (Losses) on Investments	(834,974)

Change in Net Assets Resulting from Operations	$(842,958)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(7,984)	$(47,774)
Net realized gains (losses) on investments	(173,046)	233,876
Change in net unrealized appreciation/depreciation on investments	(661,928)	(35,163)

Change in net assets resulting from operations	(842,958)	150,939

Capital Transactions:
Proceeds from shares issued	8,956,727	51,780,525
Value of shares redeemed	(9,462,882)	(52,632,508)

Change in net assets resulting from capital transactions	(506,155)	(851,983)

Change in net assets	(1,349,113)	(701,044)
Net Assets:
Beginning of period	5,297,215	5,998,259

End of period	$3,948,102	$5,297,215

Accumulated net investment income (loss)	$(7,984)	$—

Share Transactions:
Issued	469,889	2,342,778
Redeemed	(500,865)	(2,394,379)

Change in shares	(30,976)	(51,601)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$21.79		$20.35	$22.18	$22.00	$29.34	$15.58

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.14)	(0.21)	(0.30)	(0.39)	(0.41)
Net realized and unrealized gains (losses) on investments	(3.15)		1.58	(1.36)	2.20	(6.54)	14.17

Total income (loss) from investment activities	(3.18)		1.44	(1.57)	1.90	(6.93)	13.76

Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.26)	(1.72)	(0.41)	—

Net Asset Value, End of Period	$18.61		$21.79	$20.35	$22.18	$22.00	$29.34

Total Return	(14.59	)%(b)	7.08%	(7.09)%	8.64%	(23.54)%	88.32%

Ratios to Average Net Assets:
Gross expenses(c)	1.96%		1.83%	1.89%	1.98%	1.99%	2.05%
Net expenses(c)	1.63%		1.63%	1.80%	1.98%	1.98%	1.98%
Net investment income (loss)(c)	(0.36)%		(0.63)%	(0.96)%	(1.34)%	(1.58)%	(1.72)%

Supplemental Data:
Net assets, end of period (000’s)	$3,948		$5,297	$5,998	$13,682	$10,851	$18,332
Portfolio turnover rate(d)	231	%(b)	748%	722%	1,245%	1,460%	1,364%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.0%
International Business Machines Corp.	8.5%
Apple Computer, Inc.	7.9%
Cisco Systems, Inc.	7.3%
Google, Inc.—Class A	6.5%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2008
(unaudited)

Common Stocks (99.2%)
	Shares	Value

ADC Telecommunications, Inc.* (Telecommunications)	914	$13,500
Adobe Systems, Inc.* (Software)	5,027	198,014
ADTRAN, Inc. (Telecommunications)	457	10,895
Advanced Micro Devices, Inc.* (Semiconductors)	5,484	31,972
Akamai Technologies, Inc.* (Internet)	1,828	63,596
Altera Corp. (Semiconductors)	2,742	56,759
Amdocs, Ltd.ADR* (Telecommunications)	1,828	53,780
American Tower Corp.* (Telecommunications)	3,656	154,466
Amkor Technology, Inc.* (Semiconductors)	914	9,515
Analog Devices, Inc. (Semiconductors)	2,742	87,113
ANSYS, Inc.* (Software)	914	43,068
Apple Computer, Inc.* (Computers)	8,683	1,453,882
Applied Materials, Inc. (Semiconductors)	13,253	253,000
Ariba, Inc.* (Internet)	914	13,445
Arris Group, Inc.* (Telecommunications)	1,371	11,585
Atheros Communications* (Telecommunications)	457	13,710
Atmel Corp.* (Semiconductors)	4,570	15,904
Autodesk, Inc.* (Software)	2,285	77,256
BMC Software, Inc.* (Software)	1,828	65,808
Broadcom Corp.—Class A* (Semiconductors)	4,113	112,244
Brocade Communications Systems, Inc.*(Computers)	3,656	30,125
CA, Inc. (Software)	4,113	94,969
CACI International, Inc.—Class A* (Computers)	457	20,917
Cadence Design Systems, Inc.* (Computers)	2,285	23,078
Cerner Corp.* (Software)	457	20,647
Check Point Software Technologies, Ltd.ADR* (Internet)	1,828	43,269
Ciena Corp.* (Telecommunications)	914	21,177
Cisco Systems, Inc.* (Telecommunications)	58,039	1,349,987
Citrix Systems, Inc.* (Software)	1,828	53,761
Cognizant Technology Solutions Corp.* (Computers)	2,742	89,142
Computer Sciences Corp.* (Computers)	1,371	64,218
Compuware Corp.* (Software)	2,742	26,159
Corning, Inc. (Telecommunications)	15,081	347,617
Cree Research, Inc.* (Semiconductors)	914	20,848
Crown Castle International Corp.* (Telecommunications)	2,285	88,498
Cypress Semiconductor Corp.* (Semiconductors)	1,371	33,932
Dell, Inc.* (Computers)	17,366	379,968
Diebold, Inc. (Computers)	457	16,260
Digital River, Inc.* (Internet)	457	17,631
DST Systems, Inc.* (Computers)	457	25,158
EarthLink, Inc.* (Internet)	914	7,906
Echostar Holding Corp.* (Telecommunications)	457	14,268
Electronic Data Systems Corp. (Computers)	5,027	123,865
EMC Corp.* (Computers)	20,108	295,387
Emulex Corp.* (Semiconductors)	914	10,648
Equinix, Inc.* (Internet)	457	40,774
F5 Networks, Inc.* (Internet)	914	25,976
Fair Isaac Corp. (Software)	457	9,492
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,371	16,082
First Solar, Inc.* (Energy-Alternate Sources)	457	124,679
Foundry Networks, Inc.* (Telecommunications)	1,371	16,205
Gartner Group, Inc.* (Commercial Services)	457	9,469
Google, Inc.—Class A* (Internet)	2,285	1,202,870
Harris Corp. (Telecommunications)	1,371	69,222
Hewlett-Packard Co. (Computers)	19,164	847,240
Informatica Corp.* (Software)	914	13,747
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,371	24,335
Integrated Device Technology, Inc.* (Semiconductors)	1,828	18,170
Intel Corp. (Semiconductors)	55,754	1,197,596
InterDigital, Inc.* (Telecommunications)	457	11,114
Intermec, Inc.* (Machinery-Diversified)	457	9,634
International Business Machines Corp. (Computers)	13,253	1,570,878
International Rectifier Corp.* (Semiconductors)	914	17,549
Intersil Corp.—Class A (Semiconductors)	1,371	33,343
Intuit, Inc.* (Software)	2,742	75,597
j2 Global Communications, Inc.* (Internet)	457	10,511
JDS Uniphase Corp.* (Telecommunications)	2,285	25,958
Juniper Networks, Inc.* (Telecommunications)	5,027	111,499
KLA-Tencor Corp. (Semiconductors)	1,828	74,418
Lam Research Corp.* (Semiconductors)	1,371	49,562
Lexmark International, Inc.—Class A* (Computers)	914	30,555
Linear Technology Corp. (Semiconductors)	1,828	59,538
LSI Logic Corp.* (Semiconductors)	6,398	39,284
Macrovision Solutions Corp.* (Entertainment)	914	13,673
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,570	80,706
McAfee, Inc.* (Internet)	1,371	46,655
MEMC Electronic Materials, Inc.* (Semiconductors)	2,285	140,619
Mentor Graphics Corp.* (Computers)	914	14,441

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Microchip Technology, Inc. (Semiconductors)	1,828	$55,827
Micron Technology, Inc.* (Semiconductors)	7,312	43,872
Micros Systems, Inc.* (Computers)	914	27,868
Microsemi Corp.* (Semiconductors)	914	23,015
Microsoft Corp. (Software)	80,889	2,225,256
Motorola, Inc. (Telecommunications)	20,565	150,947
National Semiconductor Corp. (Semiconductors)	2,285	46,934
NCR Corp.* (Computers)	1,828	46,066
NetApp, Inc.* (Computers)	3,199	69,290
Novell, Inc.* (Software)	3,199	18,842
Novellus Systems, Inc.* (Semiconductors)	914	19,368
Nuance Communications, Inc.* (Software)	1,828	28,645
NVIDIA Corp.* (Semiconductors)	5,484	102,660
ON Semiconductor Corp.* (Semiconductors)	3,656	33,526
Oracle Corp.* (Software)	37,931	796,551
Parametric Technology Corp.* (Software)	914	15,236
Perot Systems Corp.—Class A* (Computers)	914	13,719
Pitney Bowes, Inc. (Office/Business Equipment)	1,828	62,335
Plantronics, Inc. (Telecommunications)	457	10,200
PMC-Sierra, Inc.* (Semiconductors)	2,285	17,480
Polycom, Inc.* (Telecommunications)	914	22,265
Progress Software Corp.* (Software)	457	11,685
QLogic Corp.* (Semiconductors)	1,371	20,003
Qualcomm, Inc. (Telecommunications)	15,538	689,421
Quest Software, Inc.* (Software)	914	13,536
Rambus, Inc.* (Semiconductors)	914	17,430
Red Hat, Inc.* (Software)	1,828	37,821
SAIC, Inc.* (Commercial Services)	1,828	38,041
Salesforce.com, Inc.* (Software)	914	62,362
SanDisk Corp.* (Computers)	2,285	42,729
SBA Communications Corp.—Class A* (Telecommunications)	914	32,913
Seagate TechnologyADR (Computers)	4,570	87,424
Silicon Laboratories, Inc.* (Semiconductors)	457	16,493
Skyworks Solutions, Inc.* (Semiconductors)	1,371	13,532
Sonus Networks, Inc.* (Telecommunications)	2,742	9,378
Sun Microsystems, Inc.* (Computers)	7,769	84,527
Sybase, Inc.* (Software)	914	26,890
Symantec Corp.* (Internet)	8,226	159,173
Synopsys, Inc.* (Computers)	1,371	32,781
Tech Data Corp.* (Distribution/Wholesale)	457	15,488
Tellabs, Inc.* (Telecommunications)	3,656	17,000
Teradata Corp.* (Computers)	1,828	42,300
Teradyne, Inc.* (Semiconductors)	1,828	20,236
Texas Instruments, Inc. (Semiconductors)	12,796	360,335
Tibco Software, Inc.* (Internet)	1,828	13,984
Unisys Corp.* (Computers)	3,199	12,636
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	914	31,825
VeriSign, Inc.* (Internet)	1,828	69,098
VMware, Inc.—Class A* (Software)	457	24,614
Western Digital Corp.* (Computers)	2,285	78,901
Xerox Corp. (Office/Business Equipment)	8,683	117,741
Xilinx, Inc. (Semiconductors)	2,742	69,235
Yahoo!, Inc.* (Internet)	12,339	254,924

TOTAL COMMON STOCKS
(Cost $11,824,548)		18,344,696

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $4,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $4,208)	$4,000	4,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $2,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,035)	2,000	2,000

HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $4,008 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $4,080)	4,000	4,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $6,000 (Collateralized by $7,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $7,137)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES
(Cost $11,840,548)—99.3%		18,360,696
Net other assets (liabilities)—0.7%		120,724

NET ASSETS—100.0%		$18,481,420

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Technology invested, as a percentage of net assets, in following industries, as of June 30, 2008:

Commercial Services	0.3%
Computers	29.8%
Distribution/Wholesale	0.2%
Energy-Alternate Sources	0.7%
Entertainment	0.1%
Internet	10.6%
Machinery-Diversified	0.1%
Office/Business Equipment	0.9%
Semiconductors	17.6%
Software	21.1%
Telecommunications	17.8%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $11,824,548)	$18,344,696
Repurchase agreements, at cost	16,000

Total Investment Securities	18,360,696
Cash	305
Dividends and interest receivable	4,041
Receivable for capital shares issued	8,488
Receivable for investments sold	203,365
Prepaid expenses	87

Total Assets	18,576,982

Liabilities:
Payable for capital shares redeemed	57,678
Advisory fees payable	11,865
Management services fees payable	1,582
Administration fees payable	567
Administrative services fees payable	5,469
Distribution fees payable	7,075
Trustee fees payable	2
Transfer agency fees payable	1,326
Fund accounting fees payable	967
Compliance services fees payable	176
Other accrued expenses	8,855

Total Liabilities	95,562

Net Assets	$18,481,420

Net Assets consist of:
Capital	$26,888,538
Accumulated net investment income (loss)	(82,663)
Accumulated net realized gains (losses) on investments	(14,844,603)

Net unrealized appreciation (depreciation) on investments	6,520,148

Net Assets	$18,481,420

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,269,187

Net Asset Value (offering and redemption price per share)	$14.56

Statement of Operations

For the six months ended June 30, 2008

Investment Income:
Dividends	$66,126
Interest	430

Total Investment Income	66,556

Expenses:
Advisory fees	68,659
Management services fees	13,732
Administration fees	3,162
Transfer agency fees	3,605
Administrative services fees	24,009
Distribution fees	22,886
Custody fees	5,897
Fund accounting fees	5,352
Trustee fees	152
Compliance services fees	51
Other fees	8,037

Total Gross Expenses before reductions	155,542
Less Expenses reduced by the Advisor	(6,323)

Total Net Expenses	149,219

Net Investment Income (Loss)	(82,663)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(790,227)
Change in net unrealized appreciation/depreciation on investments	(2,957,030)

Net Realized and Unrealized Gains (Losses) on Investments	(3,747,257)

Change in Net Assets Resulting from Operations	$(3,829,920)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(82,663)	$(234,770)
Net realized gains (losses) on investments	(790,227)	(359,571)
Change in net unrealized appreciation/depreciation on investments	(2,957,030)	2,516,752

Change in net assets resulting from operations	(3,829,920)	1,922,411

Capital Transactions:
Proceeds from shares issued	27,691,746	99,995,160
Value of shares redeemed	(40,825,185)	(84,990,018)

Change in net assets resulting from capital transactions	(13,133,439)	15,005,142

Change in net assets	(16,963,359)	16,927,553
Net Assets:
Beginning of period	35,444,779	18,517,226

End of period	$18,481,420	$35,444,779

Accumulated net investment income (loss)	$(82,663)	$—

Share Transactions:
Issued	1,854,028	6,146,733
Redeemed	(2,680,835)	(5,304,134)

Change in shares	(826,807)	842,599

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$16.91		$14.77	$14.91	$15.30	$15.56	$10.66

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.16)	(0.16)	(0.19)	0.06	(0.20)
Net realized and unrealized gains (losses) on investments	(2.28)		2.30	1.27	0.40	(0.14)	5.10

Total income (loss) from investment activities	(2.35)		2.14	1.11	0.21	(0.08)	4.90

Distributions to Shareholders From:
Net investment income	—		—	—	(0.05)	—	—
Net realized gains on investments	—		—	(1.25)	(0.55)	(0.18)	—

Total distributions	—		—	(1.25)	(0.60)	(0.18)	—

Net Asset Value, End of Period	$14.56		$16.91	$14.77	$14.91	$15.30	$15.56

Total Return	(13.90	)%(b)	14.41%	8.07%	1.22%	(0.43)%	45.97%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.72%	1.78%	1.89%	1.87%	1.93%
Net expenses(c)	1.63%		1.63%	1.68%	1.89%	1.87%	1.93%
Net investment income (loss)(c)	(0.90)%		(1.01)%	(1.07)%	(1.29)%	0.40%	(1.47)%

Supplemental Data:
Net assets, end of period (000’s)	$18,481		$35,445	$18,517	$19,716	$24,476	$30,631
Portfolio turnover rate(d)	135	%(b)	332%	254%	381%	497%	702%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	69%
Swap Agreements	29%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.2%
Verizon Communications, Inc.	24.0%
Sprint Corp.	4.7%
NII Holdings, Inc.—Class B	2.1%
Leucadia National Corp.	2.0%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	88%
Mobile Telecommunications	12%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	June 30, 2008
(unaudited)

Common Stocks (69.3%)
	Shares	Value

AT&T, Inc. (Telecommunications)	196,529	$6,621,062
CenturyTel, Inc. (Telecommunications)	7,119	253,365
Cincinnati Bell, Inc.* (Telecommunications)	16,611	66,112
Citizens Communications Co. (Telecommunications)	22,148	251,158
Embarq Corp. (Telecommunications)	10,283	486,077
Leap Wireless International, Inc.* (Telecommunications)	3,164	136,590
Leucadia National Corp. (Holding Companies-Diversified)	11,865	556,943
Level 3 Communications, Inc.* (Telecommunications)	106,785	315,016
MetroPCS Communications, Inc.* (Telecommunications)	12,656	224,138
NII Holdings, Inc.—Class B* (Telecommunications)	11,865	563,469
Qwest Communications International, Inc. (Telecommunications)	99,666	391,687
RCN Corp.* (Telecommunications)	2,373	25,581
Sprint Corp. (Telecommunications)	136,813	1,299,724
TeleCorp PCS, Inc.—Class A* (a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	3,955	186,953
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,164	139,532
tw telecom, Inc.* (Telecommunications)	10,283	164,837
US Cellular Corp.* (Telecommunications)	791	44,731
Verizon Communications, Inc. (Telecommunications)	185,750	6,575,550
Virgin Media, Inc. (Telecommunications)	20,566	279,903
Windstream Corp. (Telecommunications)	30,849	380,677

TOTAL COMMON STOCKS
(Cost $16,800,011)		18,963,105

Repurchase Agreements(NM)
	Principal
	Amount

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,039)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $16,801,011)—69.3%		18,964,105
Net other assets (liabilities)—30.7%		8,411,366

NET ASSETS—100.0%		$27,375,471

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 7/1/08	$7,998,001	$(2,000)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Holding Companies-Diversified	2.0%
Telecommunications	67.3%
Other**	30.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $16,800,011)	$18,963,105
Repurchase agreements, at cost	1,000

Total Investment Securities	18,964,105
Cash	843
Dividends and interest receivable	7,888
Receivable for capital shares issued	316,486
Receivable for investments sold	8,160,714
Prepaid expenses	159

Total Assets	27,450,195

Liabilities:
Payable for capital shares redeemed	26,072
Unrealized loss on swap agreements	2,000
Advisory fees payable	17,448
Management services fees payable	2,327
Administration fees payable	833
Administrative services fees payable	8,951
Distribution fees payable	6,409
Trustee fees payable	2
Transfer agency fees payable	1,731
Fund accounting fees payable	1,421
Compliance services fees payable	224
Other accrued expenses	7,306

Total Liabilities	74,724

Net Assets	$27,375,471

Net Assets consist of:
Capital	$27,299,421
Accumulated net investment income (loss)	1,219,221
Accumulated net realized gains (losses) on investments	(3,304,265)
Net unrealized appreciation (depreciation) on investments	2,161,094

Net Assets	$27,375,471

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,735,830

Net Asset Value (offering and redemption price per share)	$15.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$506,467
Interest	2,211

Total Investment Income	508,678

Expenses:
Advisory fees	79,993
Management services fees	15,999
Administration fees	3,303
Transfer agency fees	3,949
Administrative services fees	37,334
Distribution fees	26,664
Custody fees	2,484
Fund accounting fees	5,497
Trustee fees	166
Compliance services fees	9
Other fees	9,192

Total Gross Expenses before reductions	184,590
Less Expenses reduced by the Advisor	(10,738)

Total Net Expenses	173,852

Net Investment Income (Loss)	334,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,319,345)
Net realized gains (losses) on swap agreements	26,227
Change in net unrealized appreciation/depreciation on investments	(4,647,755)

Net Realized and Unrealized Gains (Losses) on Investments	(6,940,873)

Change in Net Assets Resulting from Operations	$(6,606,047)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$334,826	$884,395
Net realized gains (losses) on investments	(2,293,118)	3,846,216
Change in net unrealized appreciation/depreciation on investments	(4,647,755)	(146,911)

Change in net assets resulting from operations	(6,606,047)	4,583,700

Distributions to Shareholders From:
Net investment income	—	(445,711)
Net realized gains on investments	—	(154,688)

Change in net assets resulting from distributions	—	(600,399)

Capital Transactions:
Proceeds from shares issued	43,518,718	155,997,698
Dividends reinvested	—	600,399
Value of shares redeemed	(45,155,650)	(169,120,628)

Change in net assets resulting from capital transactions	(1,636,932)	(12,522,531)

Change in net assets	(8,242,979)	(8,539,230)
Net Assets:
Beginning of period	35,618,450	44,157,680

End of period	$27,375,471	$35,618,450

Accumulated net investment income (loss)	$1,219,221	$884,395

Share Transactions:
Issued	2,521,379	7,930,715
Reinvested	—	30,110
Redeemed	(2,630,196)	(8,568,873)

Change in shares	(108,817)	(608,048)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$19.31		$18.00	$13.48	$15.25	$13.74	$13.41

Investment Activities:
Net investment income (loss)(a)	0.26		0.29	0.23	0.32	0.21	0.31
Net realized and unrealized gains (losses) on investments	(3.80)		1.24	4.37	(1.29)	1.91	0.02

Total income (loss) from investment activities	(3.54)		1.53	4.60	(0.97)	2.12	0.33

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.08)	(0.32)	(0.13)	—
Net realized gains on investments	—		(0.06)	—	(0.48)	(0.48)	—

Total distributions	—		(0.22)	(0.08)	(0.80)	(0.61)	—

Net Asset Value, End of Period	$15.77		$19.31	$18.00	$13.48	$15.25	$13.74

Total Return	(18.33	)%(b)	8.39%	34.28%	(6.64)%	15.56%	2.46%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.72%	1.75%	1.91%	1.95%	2.06%
Net expenses(c)	1.63%		1.63%	1.68%	1.91%	1.95%	1.97%
Net investment income (loss)(c)	3.14%		1.45%	1.40%	2.25%	1.42%	2.40%

Supplemental Data:
Net assets, end of period (000’s)	$27,375		$35,618	$44,158	$8,798	$17,894	$7,488
Portfolio turnover rate(d)	303	%(b)	411%	525%	970%	1,048%	1,508%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	9.7%
Dominion Resources, Inc.	4.5%
Southern Co.	4.4%
FirstEnergy Corp.	4.1%
FPL Group, Inc.	4.0%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	72%
Gas, Water & MultiUtilities	28%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.9%)
	Shares	Value

AGL Resources, Inc. (Gas)	12,450	$430,521
Allegheny Energy, Inc. (Electric)	27,390	1,372,513
ALLETE, Inc. (Electric)	4,150	174,300
Alliant Energy Corp. (Electric)	18,260	625,588
Ameren Corp. (Electric)	34,860	1,472,138
American Electric Power, Inc. (Electric)	66,400	2,671,272
Aqua America, Inc. (Water)	22,410	357,888
Aquila, Inc.* (Electric)	61,420	231,553
Atmos Energy Corp. (Gas)	14,940	411,896
Avista Corp. (Electric)	8,300	178,118
Black Hills Corp. (Electric)	6,640	212,878
Calpine Corp.* (Electric)	58,100	1,310,736
CenterPoint Energy, Inc. (Electric)	48,140	772,647
Cleco Corp. (Electric)	9,960	232,367
CMS Energy Corp. (Electric)	37,350	556,515
Consolidated Edison, Inc. (Electric)	44,820	1,752,014
Constellation Energy Group, Inc. (Electric)	29,050	2,385,005
Covanta Holding Corp.* (Energy-Alternate Sources)	19,920	531,665
Dominion Resources, Inc. (Electric)	95,450	4,532,920
DPL, Inc. (Electric)	19,090	503,594
DTE Energy Co. (Electric)	27,390	1,162,432
Duke Energy Corp. (Electric)	207,500	3,606,350
Dynegy, Inc.—Class A* (Electric)	82,170	702,553
Edison International (Electric)	49,800	2,558,724
El Paso Electric Co.* (Electric)	7,470	147,906
Energen Corp. (Gas)	10,790	841,944
Energy East Corp. (Electric)	25,730	636,046
Entergy Corp. (Electric)	31,540	3,799,939
Equitable Resources, Inc. (Pipelines)	21,580	1,490,315
Exelon Corp. (Electric)	108,730	9,781,351
FirstEnergy Corp. (Electric)	50,630	4,168,368
FPL Group, Inc. (Electric)	61,420	4,027,924
Great Plains Energy, Inc. (Electric)	14,110	356,701
Hawaiian Electric Industries, Inc. (Electric)	14,110	348,940
IDACORP, Inc. (Electric)	7,470	215,808
Integrys Energy Group, Inc. (Electric)	12,450	632,833
ITC Holdings Corp. (Electric)	8,300	424,213
Mirant Corp.* (Electric)	34,030	1,332,274
National Fuel Gas Co. (Pipelines)	11,620	691,158
New Jersey Resources Corp. (Gas)	6,640	216,796
Nicor, Inc. (Gas)	7,470	318,147
NiSource, Inc. (Electric)	45,650	818,048
Northeast Utilities System (Electric)	25,730	656,887
Northwest Natural Gas Co. (Gas)	4,150	191,979
NorthWestern Corp. (Electric)	6,640	168,789
NRG Energy, Inc.* (Electric)	39,010	1,673,529
NSTAR (Electric)	17,430	589,483
ONEOK, Inc. (Gas)	15,770	770,049
Pepco Holdings, Inc. (Electric)	33,200	851,580
PG&E Corp. (Electric)	58,930	2,338,932
Piedmont Natural Gas Co., Inc. (Gas)	11,620	303,979
Pinnacle West Capital Corp. (Electric)	16,600	510,782
PNM Resources, Inc. (Electric)	11,620	138,975
Portland General Electric Co. (Electric)	9,960	224,299
PPL Corp. (Electric)	61,420	3,210,423
Progress Energy, Inc. (Electric)	43,160	1,805,383
Public Service Enterprise Group, Inc. (Electric)	83,830	3,850,312
Puget Energy, Inc. (Electric)	19,090	457,969
Questar Corp. (Pipelines)	28,220	2,004,749
Reliant Resources, Inc.* (Electric)	57,270	1,218,133
SCANA Corp. (Electric)	17,430	644,910
Sempra Energy (Gas)	38,180	2,155,261
Sierra Pacific Resources (Electric)	39,010	495,817
Southern Co. (Electric)	126,990	4,434,491
Southern Union Co. (Gas)	17,430	470,959
Southwest Gas Corp. (Gas)	7,470	222,083
Spectra Energy Corp. (Pipelines)	103,750	2,981,775
TECO Energy, Inc. (Electric)	33,200	713,468
The AES Corp.* (Electric)	110,390	2,120,592
The Williams Cos., Inc. (Pipelines)	97,110	3,914,504
UGI Corp. (Gas)	17,430	500,415
Unisource Energy Corp. (Electric)	5,810	180,168
Vectren Corp. (Gas)	12,450	388,564
Westar Energy, Inc. (Electric)	17,430	374,919
WGL Holdings, Inc. (Gas)	8,300	288,342
Wisconsin Energy Corp. (Electric)	19,090	863,250
Xcel Energy, Inc. (Electric)	70,550	1,415,938

TOTAL COMMON STOCKS
(Cost $70,038,290)		102,126,586

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES
(Cost $70,038,290)—100.9%	$102,126,586
Net other assets (liabilities)—(0.9)%	(926,618)

NET ASSETS—100.0%	$101,199,968

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Electric	81.6%
Energy-Alternate Sources	0.5%
Gas	7.4%
Pipelines	11.0%
Water	0.4%
Other**	(0.9)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $70,038,290)	$102,126,586
Dividends and interest receivable	148,185
Receivable for capital shares issued	41,432
Prepaid expenses	598

Total Assets	102,316,801

Liabilities:
Cash overdraft	175,353
Payable for capital shares redeemed	783,856
Advisory fees payable	51,857
Management services fees payable	6,914
Administration fees payable	2,685
Administrative services fees payable	31,887
Distribution fees payable	24,027
Trustee fees payable	7
Transfer agency fees payable	6,478
Fund accounting fees payable	4,582
Compliance services fees payable	962
Other accrued expenses	28,225

Total Liabilities	1,116,833

Net Assets	$101,199,968

Net Assets consist of:
Capital	$78,882,285
Accumulated net investment income (loss)	2,343,612
Accumulated net realized gains (losses) on investments	(12,114,225)
Net unrealized appreciation (depreciation) on investments	32,088,296

Net Assets	$101,199,968

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,650,260

Net Asset Value (offering and redemption price per share)	$38.18

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,686,607
Interest	1,817

Total Investment Income	1,688,424

Expenses:
Advisory fees	426,814
Management services fees	85,364
Administration fees	16,299
Transfer agency fees	19,947
Administrative services fees	195,703
Distribution fees	142,272
Custody fees	16,351
Fund accounting fees	27,641
Trustee fees	890
Compliance services fees	188
Other fees	45,374

Total Gross Expenses before reductions	976,843
Less Expenses reduced by the Advisor	(49,234)

Total Net Expenses	927,609

Net Investment Income (Loss)	760,815

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,654,966)
Change in net unrealized appreciation/depreciation on investments	(7,117,136)

Net Realized and Unrealized Gains (Losses) on Investments	(11,772,102)

Change in Net Assets Resulting from Operations	$(11,011,287)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$760,815	$1,582,797
Net realized gains (losses) on investments	(4,654,966)	1,779,113
Change in net unrealized appreciation/depreciation on investments	(7,117,136)	9,570,057

Change in net assets resulting from operations	(11,011,287)	12,931,967

Distributions to Shareholders From:
Net investment income	—	(1,383,974)
Net realized gains on investments	—	(1,113,286)

Change in net assets resulting from distributions	—	(2,497,260)

Capital Transactions:
Proceeds from shares issued	68,947,369	311,270,394
Dividends reinvested	—	2,497,260
Value of shares redeemed	(151,956,562)	(233,583,155)

Change in net assets resulting from capital transactions	(83,009,193)	80,184,499

Change in net assets	(94,020,480)	90,619,206
Net Assets:
Beginning of period	195,220,448	104,601,242

End of period	$101,199,968	$195,220,448

Accumulated net investment income (loss)	$2,343,612	$1,582,797

Share Transactions:
Issued	1,815,325	8,095,235
Reinvested	—	68,437
Redeemed	(4,128,198)	(6,202,935)

Change in shares	(2,312,873)	1,960,737

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$39.33		$34.84	$29.64	$26.55	$22.38	$18.78

Investment Activities:
Net investment income (loss)(a)	0.25		0.46	0.54	0.46	0.43	0.40
Net realized and unrealized gains (losses) on investments	(1.40)		4.97	5.11	3.04	4.26	3.61

Total income (loss) from investment activities	(1.15)		5.43	5.65	3.50	4.69	4.01

Distributions to Shareholders From:
Net investment income	—		(0.52)	(0.45)	(0.16)	(0.17)	(0.41)
Net realized gains on investments	—		(0.42)	—	(0.25)	(0.35)	—

Total distributions	—		(0.94)	(0.45)	(0.41)	(0.52)	(0.41)

Net Asset Value, End of Period	$38.18		$39.33	$34.84	$29.64	$26.55	$22.38

Total Return	(2.92	)%(b)	15.80%	19.22%	13.06%	21.07%	21.37%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.75%	1.89%	1.95%	2.06%
Net expenses(c)	1.63%		1.63%	1.68%	1.89%	1.95%	1.98%
Net investment income (loss)(c)	1.34%		1.22%	1.68%	1.56%	1.78%	1.98%

Supplemental Data:
Net assets, end of period (000’s)	$101,200		$195,220	$104,601	$75,931	$51,964	$22,653
Portfolio turnover rate(d)	39	%(b)	168%	153%	251%	569%	1,134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	34%
Futures Contracts	11%
Swap Agreements	82%

Total Exposure	127%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-terminvestments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)	Schedule of Portfolio Investments June 30, 2008

U.S. Treasury Obligations (33.7%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.38%, 2/15/38	$23,600,000	$23,050,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,725,743)		23,050,563

Repurchase Agreements (62.7%)
Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,477 (Collateralized by $8,710,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $8,767,725)	8,591,000	8,591,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,501 (Collateralized by $8,663,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $8,765,203)	8,591,000	8,591,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,518 (Collateralized by $8,737,000 of various U.S. Government Agency Obligations, 3.50%–5.13%, 7/30/08–5/20/11, market value $8,766,852)	8,591,000	8,591,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,588,537 (Collateralized by $8,452,000 of various U.S. Government Agency Obligations, 4.88%–5.00%, 9/15/08–11/18/11, market value $8,766,265)	8,588,000	8,588,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,370 (Collateralized by $8,736,462 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $8,763,512)	8,591,000	8,591,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,952,000)		42,952,000

TOTAL INVESTMENT SECURITIES
(Cost $65,677,743)—96.4%		66,002,563
Net other assets (liabilities)—3.6%		2,488,144

NET ASSETS—100.0%		$68,490,707

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $7,525,781)	65	$122,247

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$24,417,969	$715,152
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	32,329,391	687,221

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $22,725,743)	$23,050,563
Repurchase agreements, at cost	42,952,000

Total Investment Securities	66,002,563
Cash	966
Segregated cash balances with brokers for futures contracts	166,075
Interest receivable	391,009
Unrealized gain on swap agreements	1,402,373
Receivable for capital shares issued	631,501
Prepaid expenses	555

Total Assets	68,595,042

Liabilities:
Payable for capital shares redeemed	4,459
Advisory fees payable	25,161
Management services fees payable	5,032
Administration fees payable	1,931
Administrative services fees payable	20,572
Distribution fees payable	19,273
Trustee fees payable	5
Transfer agency fees payable	5,163
Fund accounting fees payable	3,296
Compliance services fees payable	842
Other accrued expenses	18,601

Total Liabilities	104,335

Net Assets	$68,490,707

Net Assets consist of:
Capital	$69,365,500
Accumulated net realized gains (losses) on investments	(2,724,233)
Net unrealized appreciation (depreciation) on investments	1,849,440

Net Assets	$68,490,707

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,150,525

Net Asset Value (offering and redemption price per share)	$31.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$1,601,922

Expenses:
Advisory fees	238,911
Management services fees	71,674
Administration fees	13,193
Transfer agency fees	16,292
Administrative services fees	153,408
Distribution fees	119,455
Custody fees	3,541
Fund accounting fees	22,352
Trustee fees	727
Compliance services fees	345
Other fees	28,979

Total Gross Expenses before reductions	668,877
Less Expenses reduced by the Advisor	(33,375)

Total Net Expenses	635,502

Net Investment Income (Loss)	966,420

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(64,737)
Net realized gains (losses) on futures contracts	171,619
Net realized gains (losses) on swap agreements	1,531,084
Change in net unrealized appreciation/depreciation on investments	(1,259,306)

Net Realized and Unrealized Gains (Losses) on Investments	378,660

Change in Net Assets Resulting from Operations	$1,345,080

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$966,420	$2,456,146
Net realized gains (losses) on investments	1,637,966	2,089,784
Change in net unrealized appreciation/depreciation on investments	(1,259,306)	2,555,477

Change in net assets resulting from operations	1,345,080	7,101,407

Distributions to Shareholders From:
Net investment income	(966,420)	(2,456,146)

Change in net assets resulting from distributions	(966,420)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	325,491,959	385,266,785
Dividends reinvested	966,420	2,456,146
Value of shares redeemed	(353,051,646)	(330,921,391)

Change in net assets resulting from capital transactions	(26,593,267)	56,801,540

Change in net assets	(26,214,607)	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$68,490,707	$94,705,314

Share Transactions:
Issued	10,297,984	12,775,191
Reinvested	29,942	81,415
Redeemed	(11,127,620)	(11,007,629)

Change in shares	(799,694)	1,848,977

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.10		$30.20	$32.75	$30.74	$28.66	$34.12

Investment Activities:
Net investment income (loss)(a)	0.32		1.06	1.04	0.75	0.25	0.06
Net realized and unrealized gains (losses) on investments	(0.25	)(b)	1.91	(2.55)	2.01	2.09	(0.90)

Total income (loss) from investment activities	0.07		2.97	(1.51)	2.76	2.34	(0.84)

Distributions to Shareholders From:
Net investment income	(0.32)		(1.07)	(1.04)	(0.75)	(0.25)	(0.06)
Net realized gains on investments	—		—	—	—	—	(3.23)
Return of capital	—		—	—	—	(0.01)	(1.33)

Total distributions	(0.32)		(1.07)	(1.04)	(0.75)	(0.26)	(4.62)

Net Asset Value, End of Period	$31.85		$32.10	$30.20	$32.75	$30.74	$28.66

Total Return	0.22	%(c)	10.12%	(4.52)%	9.01%	8.18%	(2.55)%

Ratios to Average Net Assets:
Gross expenses(d)	1.40%		1.43%	1.42%	1.59%	1.61%	1.74%
Net expenses(d)	1.33%		1.33%	1.38%	1.59%	1.61%	1.73%
Net investment income (loss)(d)	2.02%		3.55%	3.45%	2.32%	0.86%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$68,491		$94,705	$33,259	$91,463	$43,605	$36,776
Portfolio turnover rate(e)	211	%(c)	474%	1,308%	1,660%	1,258%	526%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(129)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (103.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,943 (Collateralized by $17,201,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $17,324,605)	$16,982,000	$16,982,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,991 (Collateralized by $17,121,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $17,322,987)	16,982,000	16,982,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,024 (Collateralized by $17,105,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $17,332,851)	16,982,000	16,982,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,061 (Collateralized by $16,755,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/30/08–11/18/11, market value $17,329,864)	16,982,000	16,982,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,731 (Collateralized by $17,308,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $17,322,423)	16,982,000	16,982,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,910,000)		84,910,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option 155 expiring December 2008	150	3,790

TOTAL OPTIONS PURCHASED
(Cost $4,961)		3,790

TOTAL INVESTMENT SECURITIES
(Cost $84,914,961)—103.8%		84,913,709
Net other assets (liabilities)—(3.8)%		(3,089,192)

NET ASSETS—100.0%		$81,824,517

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $5,441,719)	47	$(119,168)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$(47,273,188)	$(1,386,350)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	(52,645,141)	(1,222,480)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $4,961)	$3,709
Repurchase agreements, at cost	84,910,000

Total Investment Securities	84,913,709
Cash	981
Segregated cash balances with brokers for futures contracts	107,105
Interest receivable	4,750
Receivable for capital shares issued	40,325
Prepaid expenses	460

Total Assets	85,067,330

Liabilities:
Payable for capital shares redeemed	470,084
Unrealized loss on swap agreements	2,608,830
Advisory fees payable	50,924
Management services fees payable	6,790
Administration fees payable	2,236
Administrative services fees payable	31,992
Distribution fees payable	31,698
Trustee fees payable	6
Transfer agency fees payable	5,090
Fund accounting fees payable	3,815
Compliance services fees payable	741
Other accrued expenses	30,607

Total Liabilities	3,242,813

Net Assets	$81,824,517

Net Assets consist of:
Capital	133,304,606
Accumulated net investment income (loss)	4,024,046
Accumulated net realized gains (losses) on investments	(52,774,885)
Net unrealized appreciation (depreciation) on investments	(2,729,250)

Net Assets	$81,824,517

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,497,261

Net Asset Value (offering and redemption price per share)	$18.19

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$975,912

Expenses:
Advisory fees	275,585
Management services fees	55,117
Administration fees	12,937
Transfer agency fees	15,296
Administrative services fees	104,400
Distribution fees	91,862
Custody fees	3,245
Fund accounting fees	21,067
Trustee fees	643
Compliance services fees	438
Other fees	31,399

Total Gross Expenses before reductions	611,989
Less Expenses reduced by the Advisor	(18,372)

Total Net Expenses	593,617

Net Investment Income (Loss)	382,295

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,700)
Net realized gains (losses) on futures contracts	(416,068)
Net realized gains (losses) on swap agreements	(1,469,144)
Change in net unrealized appreciation/depreciation on investments	51,073

Net Realized and Unrealized Gains (Losses) on Investments	(1,836,839)

Change in Net Assets Resulting from Operations	$(1,454,544)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Rising Rates Opportunity
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$382,295	$3,641,751
Net realized gains (losses) on investments	(1,887,912)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	51,073	(4,891,691)

Change in net assets resulting from operations	(1,454,544)	(6,434,769)

Distributions to Shareholders From:
Net investment income	—	(5,128,357)

Change in net assets resulting from distributions	—	(5,128,357)

Capital Transactions:
Proceeds from shares issued	145,782,528	401,479,561
Dividends reinvested	—	5,128,357
Value of shares redeemed	(137,544,190)	(450,898,460)

Change in net assets resulting from capital transactions	8,238,338	(44,290,542)

Change in net assets	6,783,794	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$81,824,517	$75,040,723

Accumulated net investment income (loss)	$4,024,046	$3,641,751

Share Transactions:
Issued	7,915,493	19,209,769
Reinvested	—	261,118
Redeemed	(7,468,950)	(21,742,716)

Change in shares	446,543	(2,271,829)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Rising Rates Opportunity
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$18.53		$20.70	$19.13	$20.78	$23.32	$24.32

Investment Activities:
Net investment income (loss)(a)	0.10		0.72	0.70	0.27	(0.10)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.44)		(1.72)	1.26	(1.92)	2.44)	(0.77)

Total income (loss) from
investment activities	(0.34)		(1.00)	1.96	(1.65)	(2.54)	(1.00)

Distributions to Shareholders From:
Net investment income	—		(1.17)	(0.39)	—	—	—

Net Asset Value, End of Period	$18.19		$18.53	$20.70	$19.13	$20.78	$23.32

Total Return	(1.78	)%(b)	(5.20)%	10.15%	(7.89)%	(10.89)%	(4.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.63%	1.64%	1.73%	1.75%	1.91%
Net expenses(c)	1.62%		1.58%	1.61%	1.73%	1.75%	1.91%
Net investment income (loss)(c)	1.04%		3.47%	3.31%	1.36%	(0.45)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$81,825		$75,041	$130,894	$139,379	$179,638	$74,272
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Net Assets

Euro	57%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2008
(unaudited)

Repurchase Agreements (99.0%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,210 (Collateralized by $3,666,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $3,856,695)	$3,780,000	$3,780,000

Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,221 (Collateralized by $3,812,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,856,972)	3,780,000	3,780,000

HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,228 (Collateralized by $3,756,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–4/24/09, market value $3,858,994)	3,780,000	3,780,000

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,776,236 (Collateralized by $3,832,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $3,855,629)	3,776,000	3,776,000

UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,163 (Collateralized by $3,838,783 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $3,856,298)	3,780,000	3,780,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,896,000)		18,896,000

TOTAL INVESTMENT SECURITIES
(Cost $18,896,000)—99.0%		18,896,000
Net other assets (liabilities)—1.0%		182,970

NET ASSETS—100.0%		$19,078,970

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.

At June 30, 2008, ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long
British Sterling Pound vs. U.S. Dollar	7/31/2008	1,141,836	$2,244,029	$2,268,302	$24,273
Canadian Dollar vs. U.S. Dollar	7/31/2008	1,740,115	1,720,014	1,706,225	(13,789)
Euro vs. U.S. Dollar	7/31/2008	6,941,480	10,804,403	10,909,618	105,215
Japanese Yen vs. U.S. Dollar	7/31/2008	272,771,352	2,529,297	2,573,965	44,668
Swedish Krona vs. U.S. Dollar	7/31/2008	4,765,973	788,608	790,213	1,605
Swiss Franc vs. U.S. Dollar	7/31/2008	701,513	673,782	687,191	13,409

Total Long Contracts			$18,760,133	$18,935,514	$175,381

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$18,896,000
Cash	156
Interest receivable	1,057
Unrealized appreciation on forward currency contracts	189,460
Receivable for capital shares issued	69,396
Prepaid expenses	56

Total Assets	19,156,125

Liabilities:
Payable for capital shares redeemed	3,642
Unrealized depreciation on forward currency contracts	14,079
Advisory fees payable	9,401
Management services fees payable	1,253
Administration fees payable	507
Administrative services fees payable	14,080
Distribution fees payable	14,860
Trustee fees payable	1
Transfer agency fees payable	1,293
Fund accounting fees payable	865
Compliance services fees payable	154
Other accrued expenses	17,020

Total Liabilities	77,155

Net Assets	$19,078,970

Net Assets consist of:
Capital	$18,911,221
Accumulated net investment income (loss)	45,072
Accumulated net realized gains (losses) on investments	(52,704)
Net unrealized appreciation (depreciation) on investments	175,381

Net Assets	$19,078,970

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	565,005

Net Asset Value (offering and redemption price per share)	$33.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$155,750

Expenses:
Advisory fees	54,057
Management services fees	10,812
Administration fees	13,767
Transfer agency fees	2,552
Administrative services fees	17,029
Distribution fees	18,019
Custody fees	1,741
Fund accounting fees	3,533
Trustee fees	97
Compliance services fees	189
Other fees	6,533

Total Gross Expenses before reductions	128,329
Less Expenses reduced by the Advisor	(10,845)

Total Net Expenses	117,484

Net Investment Income (Loss)	38,266

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on forward currency contracts	(50,447)
Change in net unrealized appreciation/depreciation on investments	169,400

Net Realized and Unrealized Gains (Losses) on Investments	118,953

Change in Net Assets Resulting from Operations	$157,219

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets

	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$38,266	$3,449
Net realized gains (losses) on investments	(50,447)	1,057
Change in net unrealized appreciation/depreciation on investments	169,400	5,981

Change in net assets resulting from operations	157,219	10,487

Capital Transactions:
Proceeds from shares issued	39,160,590	787,952
Value of shares redeemed	(20,771,114)	(266,164)

Change in net assets resulting from capital transactions	18,389,476	521,788

Change in net assets	18,546,695	532,275
Net Assets:
Beginning of period	532,275	—

End of period	$19,078,970	$532,275

Accumulated net investment income (loss)	$45,072	$6,806

Share Transactions:
Issued	1,170,273	25,184
Redeemed	(621,978)	(8,474)

Change in shares	548,295	16,710

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$31.85		$30.00

Investment Activities:
Net investment income (loss)(b)	0.09		0.29
Net realized and unrealized gains (losses) on investments	1.83		1.56

Total income (loss) from investment activities	1.92		1.85

Net Asset Value, End of Period	$33.77		$31.85

Total Return	6.03	%(c)	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		2.52%
Net expenses(d)	1.63%		1.63%
Net investment income (loss)(d)	0.53%		2.78%
Supplemental Data:
Net assets, end of period (000’s)	$19,079		$532
Portfolio turnover rate(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	102%

Total Exposure	102%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP ProFund VP Money Market (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (101.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,719 (Collateralized by $49,925,000 Federal Home Loan Bank, 2.20%, 4/9/09, market value $49,919,774)	$48,938,000	$48,938,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,855 (Collateralized by $49,335,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $49,917,034)	48,938,000	48,938,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $49,940,950 (Collateralized by $49,885,000 Federal Home Loan Bank, 2.27%, 4/14/09, market value $49,919,343)
	48,938,000	48,938,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $48,939,059 (Collateralized by $49,810,000 Federal Home Loan Bank, 2.24%, 12/19/08, market value $49,915,862)
	48,936,000	48,936,000
UMB, 1.55%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,107 (Collateralized by $49,805,000 Federal Home Loan Bank, 2.34%, 3/27/09, market value $49,920,913)
	48,938,000	48,938,000

TOTAL REPURCHASE AGREEMENTS
(Cost $244,688,000)		244,688,000

TOTAL INVESTMENT SECURITIES
(Cost $244,688,000)—101.8%		244,688,000

Net other assets (liabilities)—(1.8)%		(4,280,423)

NET ASSETS—100.0%		$240,407,577

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$244,688,000
Cash	411
Interest receivable	13,689
Receivable for capital shares issued	417,064
Prepaid expenses	1,399

Total Assets	245,120,563

Liabilities:
Payable for capital shares redeemed	4,326,867
Advisory fees payable	116,709
Management services fees payable	15,562
Administration fees payable	5,844
Administrative services fees payable	49,668
Distribution fees payable	117,604
Trustee fees payable	16
Transfer agency fees payable	13,330
Fund accounting fees payable	9,974
Compliance services fees payable	2,324
Other accrued expenses	55,088

Total Liabilities	4,712,986

Net Assets	$240,407,577

Net Assets consist of:
Capital	$240,407,577

Net Assets	$240,407,577

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	240,407,577

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$3,139,474

Expenses:
Advisory fees	888,410
Management services fees	177,684
Administration fees	35,859
Transfer agency fees	44,599
Administrative services fees	123,790
Distribution fees	296,137
Custody fees	4,001
Fund accounting fees	61,340
Trustee fees	1,845
Compliance services fees	1,612
Other fees	77,076

Total Gross Expenses before reductions	1,712,353
Less Expenses reduced by the Advisor	(173,925)

Total Net Expenses	1,538,428

Net Investment Income (Loss)	1,601,046

Change in Net Assets Resulting from Operations	$1,601,046

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,601,046	$6,258,884

Change in net assets resulting from operations	1,601,046	6,258,884

Distributions to Shareholders From:
Net investment income	(1,601,046)	(6,258,884)

Change in net assets resulting from distributions	(1,601,046)	(6,258,884)

Capital Transactions:
Proceeds from shares issued	1,403,030,073	3,126,256,366
Dividends reinvested	1,601,046	6,258,884
Value of shares redeemed	(1,415,995,002)	(3,033,493,378)

Change in net assets resulting from capital transactions	(11,363,883)	99,021,872

Change in net assets	(11,363,883)	99,021,872
Net Assets:
Beginning of period	251,771,460	152,749,588

End of period	$240,407,577	$251,771,460

Share Transactions:
Issued	1,403,030,073	3,126,256,366
Reinvested	1,601,046	6,258,884
Redeemed	(1,415,995,002)	(3,033,493,378)

Change in shares	(11,363,883)	99,021,872

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)	For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.007	0.037	0.036	0.018	0.001	0.001

Distributions to Shareholders From:
Net investment income	(0.007)	(0.037)	(0.036)	(0.018)	(0.001)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.66% (a)	3.77%	3.68%	1.80%	0.08%	0.12%
Ratios to Average Net Assets:
Gross expenses(b)	1.45%	1.37%	1.33%	1.34%	1.35%	1.43%
Net expenses(b)	1.30%	1.30%	1.29%	1.34%	1.15%	0.93%
Net investment income (loss)(b)	1.35%	3.67%	3.65%	1.91%	0.05%	0.12%
Supplemental Data:
Net assets, end of period (000’s)	$240,408	$251,771	$152,750	$56,286	$30,701	$45,786

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.

Organization

 ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.

Significant Accounting Policies

 The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

 Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

 The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

 The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

 The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

When-Issued and Delayed-Delivery Securities

 Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

 The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

 The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2008, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

 The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

 The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Swap Agreements

 The non-money market ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

 Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

 In addition to the 50 active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 62 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

 Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

 Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

Other Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

 In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 2 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Total

	Investment Securities	Securities Sold Short	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Securities Sold Short	Other Financial Instruments*

ProFund VP Bull	$84,705,390	$—	$(277,433)	$—	$7,605,000	$—	$92,310,390	$—	$(277,433)
ProFund VP Mid-Cap	—	—	(18,067)	—	1,231,000	(4,729)	1,231,000	—	(22,796)
ProFund VP Small-Cap	42,674,912	—	(45,711)	—	8,736,000	(87,334)	51,410,912	—	(133,045)
ProFund VP Dow 30	—	—	—	—	228,000	21	228,000	—	21
ProFund VP NASDAQ-100	36,586,201	—	(2,144)	—	866,000	—	37,452,201	—	(2,144)
ProFund VP Large-Cap Value	40,513,573	—	—	—	—	—	40,513,573	—	—
ProFund VP Large-Cap Growth	55,868,163	(42)	—	—	—	—	55,868,163	(42)	—
ProFund VP Mid-Cap Value	42,447,645	—	—	—	—	—	42,447,645	—	—
ProFund VP Mid-Cap Growth	58,231,290	—	—	—	—	—	58,231,290	—	—
ProFund VP Small-Cap Value	19,589,053	—	—	—	—	—	19,589,053	—	—
ProFund VP Small-Cap Growth	29,969,433	—	—	—	—	—	29,969,433	—	—
ProFund VP Asia 30	113,698,931	—	—	—	—	—	113,698,931	—	—
ProFund VP Europe 30	68,756,051	—	—	—	267,000	—	69,023,051	—	—
ProFund VP International	—	—	(4,552)	—	1,989,000	10,673	1,989,000	—	6,121
ProFund VP Emerging Markets	—	—	—	—	14,077,000	152,216	14,077,000	—	152,216
ProFund VP Japan	—	—	(863,278)	625	14,172,000	—	14,172,625	—	(863,278)
ProFund VP UltraBull	22,753,105	—	(373,010)	—	7,878,000	38,092	30,631,105	—	(334,918)
ProFund VP UltraMid-Cap	30,753,226	—	(903,237)	—	5,541,000	(130,254)	36,294,226	—	(1,033,491)
ProFund VP UltraSmall-Cap	7,806,386	—	(525,705)	—	7,370,000	(146,399)	15,176,386	—	(672,104)
ProFund VP UltraNASDAQ-100	54,879,301	—	(291,650)	—	8,064,000	(659,278)	62,943,301	—	(950,928)
ProFund VP Bear	—	—	1,776,342	1,704	94,472,000	(53,309)	94,473,704	—	1,723,033
ProFund VP Short Mid-Cap	—	—	162,414	440	4,870,000	7,096	4,870,440	—	169,510
ProFund VP Short Small-Cap	—	—	567,633	1,960	30,393,000	235,694	30,394,960	—	803,327
ProFund VP Short Dow 30	—	—	—	25	297,000	(39)	297,025	—	(39)
ProFund VP Short NASDAQ-100	—	—	57,791	388	18,996,000	181,272	18,996,388	—	239,063

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Total

	Investment Securities	Securities Sold Short	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Securities Sold Short	Other Financial Instruments*

ProFund VP Short International	$—	$—	$—	$—	$560,000	$(3,132)	$560,000	$—	$(3,132)
ProFund VP Short Emerging Markets	—	—	—	—	1,864,000	(20,275)	1,864,000	—	(20,275)
ProFund VP UltraShort Dow 30	—	—	77,893	225	1,380,000	(107)	1,380,225	—	77,786
ProFund VP UltraShort NASDAQ-100	—	—	6,008	65	2,163,000	42,584	2,163,065	—	48,592
ProFund VP Banks	7,192,550	—	—	—	—	(200)	7,192,550	—	(200)
ProFund VP Basic Materials	154,081,914	—	—	—	—	—	154,081,914	—	—
ProFund VP Biotechnology	10,781,260	—	—	—	—	(500)	10,781,260	—	(500)
ProFund VP Consumer Goods	8,413,255	—	—	—	—	—	8,413,255	—	—
ProFund VP Consumer Services	1,867,719	—	—	—	28,000	—	1,895,719	—	—
ProFund VP Financials	26,097,471	—	—	—	—	—	26,097,471	—	—
ProFund VP Health Care	21,269,624	—	—	—	—	—	21,269,624	—	—
ProFund VP Industrials	20,873,402	—	—	—	—	—	20,873,402	—	—
ProFund VP Internet	7,779,184	—	—	—	—	—	7,779,184	—	—
ProFund VP Oil & Gas	229,048,693	—	—	—	—	—	229,048,693	—	—
ProFund VP Pharmaceuticals	6,757,745	—	—	—	1,000	(375)	6,758,745	—	(375)
ProFund VP Precious Metals	—	—	—	—	174,487,000	566,892	174,487,000	—	566,892
ProFund VP Real Estate	23,929,944	—	—	—	—	—	23,929,944	—	—
ProFund VP Semiconductor	3,569,227	—	—	—	11,000	(100)	3,580,227	—	(100)
ProFund VP Technology	18,344,696	—	—	—	16,000	—	18,360,696	—	—
ProFund VP Telecommunications	18,963,105	—	—	—	1,000	(2,000)	18,964,105	—	(2,000)
ProFund VP Utilities	102,126,586	—	—	—	—	—	102,126,586	—	—
ProFund VP U.S. Government Plus	23,050,563	—	122,247	—	42,952,000	1,402,373	66,002,563	—	1,524,620
ProFund VP Rising Rates Opportunity	—	—	(119,168)	3,709	84,910,000	(2,608,830)	84,913,709	—	(2,727,998)
ProFund VP Falling U.S. Dollar	—	—	—	—	18,896,000	175,381	18,896,000	—	175,381
ProFund VP Money Market	—	—	—	—	244,688,000	—	244,688,000	—	—

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

4.

Fees and Transactions with Affiliates

 The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	12/31/08	04/30/10	04/30/11	04/30/12	Total

ProFund VP Bull	$—	$—	$—	$3,537	$3,537
ProFund VP Mid-Cap	—	—	1,004	—	1,004
ProFund VP NASDAQ-100	—	3,520	8,984	9,695	22,199
ProFund VP Large-Cap Value	6,255	—	44,503	13,289	64,047
ProFund VP Large-Cap Growth	—	—	14,945	15,203	30,148
ProFund VP Mid-Cap Value	—	31,406	33,559	7,672	72,637
ProFund VP Mid-Cap Growth	—	—	11,739	10,582	22,321
ProFund VP Small-Cap Value	—	4,722	40,042	9,373	54,137
ProFund VP Small-Cap Growth	—	—	10,674	8,871	19,545
ProFund VP Asia 30	—	—	—	1,755	1,755
ProFund VP Europe 30	—	—	—	1,082	1,082
ProFund VP International	—	—	471	92	563
ProFund VP Emerging Markets	—	—	107	—	107
ProFund VP Japan	—	5,380	—	325	5,705
ProFund VP UltraBull	—	—	—	8,823	8,823
ProFund VP UltraMid-Cap	—	—	14,268	1,708	15,976
ProFund VP UltraSmall-Cap	—	—	19,279	3,606	22,885
ProFund VP UltraNASDAQ-100	—	—	6,170	8,483	14,653
ProFund VP Bear	—	—	6,646	837	7,483
ProFund VP Short Mid-Cap	10,621	7,642	5,237	1,484	24,984
ProFund VP Short Small-Cap	—	—	—	605	605
ProFund VP Short Dow 30	—	2,703	2,020	152	4,875
ProFund VP Short NASDAQ-100	—	3,792	10,222	5,180	19,194
ProFund VP Short International	—	—	1,047	178	1,225
ProFund VP Short Emerging Markets	—	—	1,030	235	1,265
ProFund VP UltraShort Dow 30	—	2,114	958	198	3,270
ProFund VP UltraShort NASDAQ-100	—	1,986	1,258	721	3,965
ProFund VP Banks	4,416	11,566	20,389	4,395	40,766
ProFund VP Basic Materials	—	4,956	21,735	17,848	44,539
ProFund VP Biotechnology	—	4,773	10,636	2,418	17,827
ProFund VP Consumer Goods	10,635	16,859	21,894	4,890	54,278
ProFund VP Consumer Services	26,985	26,009	23,213	3,487	79,694
ProFund VP Financials	—	17,543	21,070	6,143	44,756
ProFund VP Health Care	—	—	21,944	5,409	27,353
ProFund VP Industrials	16,304	21,802	37,719	7,436	83,261
ProFund VP Internet	—	9,192	8,120	1,872	19,184
ProFund VP Oil & Gas	—	62,332	45,630	22,141	130,103
ProFund VP Pharmaceuticals	—	3,031	10,623	1,940	15,594
ProFund VP Precious Metals	—	—	22,547	4,055	26,602
ProFund VP Real Estate	—	13,490	27,741	5,483	46,714

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

	Expires	Expires	Expires	Expires
	12/31/08	04/30/10	04/30/11	04/30/12	Total

ProFund VP Semiconductor	$—	$5,644	$11,111	$1,906	$18,661
ProFund VP Technology	—	12,383	10,184	1,745	24,312
ProFund VP Telecommunications	—	9,953	24,053	3,778	37,784
ProFund VP Utilities	—	27,384	50,239	20,780	98,403
ProFund VP U.S. Government Plus	—	—	36,984	9,484	46,468
ProFund VP Falling U.S. Dollar	—	—	1,045	4,466	5,511
ProFund VP Money Market	—	—	32,955	37,640	70,595

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$32,738
ProFund VP Mid-Cap	436
ProFund VP Small-Cap	14,757
ProFund VP Dow 30	705
ProFund VP NASDAQ-100	16,145
ProFund VP Large-Cap Value	13,046
ProFund VP Large-Cap Growth	18,330
ProFund VP Mid-Cap Value	13,698
ProFund VP Mid-Cap Growth	13,710
ProFund VP Small-Cap Value	7,303
ProFund VP Small-Cap Growth	9,053
ProFund VP Asia 30	39,602
ProFund VP Europe 30	21,981
ProFund VP International	248
ProFund VP Emerging Markets	1,844
ProFund VP Japan	4,342
ProFund VP UltraBull	9,908
ProFund VP UltraMid-Cap	11,197
ProFund VP UltraSmall-Cap	4,894
ProFund VP UltraNASDAQ-100	14,887
ProFund VP Bear	15,836
ProFund VP Short Mid-Cap	2,788
ProFund VP Short Small-Cap	7,718
ProFund VP Short Dow 30	68
ProFund VP Short NASDAQ-100	8,083
ProFund VP Short International	152
ProFund VP Short Emerging Markets	253
ProFund VP UltraShort Dow 30	232
ProFund VP UltraShort NASDAQ-100	325
ProFund VP Banks	2,779
ProFund VP Basic Materials	32,829
ProFund VP Biotechnology	2,837
ProFund VP Consumer Goods	2,859
ProFund VP Consumer Services	743
ProFund VP Financials	7,039
ProFund VP Health Care	8,058
ProFund VP Industrials	4,948
ProFund VP Internet	2,301
ProFund VP Oil & Gas	47,356
ProFund VP Pharmaceuticals	2,709
ProFund VP Precious Metals	46,764
ProFund VP Real Estate	7,465
ProFund VP Semiconductor	1,105
ProFund VP Technology	4,578
ProFund VP Telecommunications	5,333

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

			Waiver

	ProFund VP Utilities		$28,454
	ProFund VP U.S. Government Plus		23,891
	ProFund VP Rising Rates Opportunity		18,372
	ProFund VP Falling U.S. Dollar		3,604
	ProFund VP Money Market		59,226

5.

Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

		Purchases	Sales

	ProFund VP Bull	$170,722,267	$221,076,030
	ProFund VP Small-Cap	17,901,288	35,454,874
	ProFund VP Dow 30	26,972,069	27,095,936
	ProFund VP NASDAQ-100	125,607,465	187,447,252
	ProFund VP Large-Cap Value	49,666,914	69,941,907
	ProFund VP Large-Cap Growth	81,634,991	94,240,158
	ProFund VP Mid-Cap Value	82,807,615	91,806,456
	ProFund VP Mid-Cap Growth	110,986,028	114,310,247
	ProFund VP Small-Cap Value	46,106,617	55,137,718
	ProFund VP Small-Cap Growth	54,199,644	61,127,375
	ProFund VP Asia 30	166,565,681	262,656,517
	ProFund VP Europe 30	96,698,275	147,056,095
	ProFund VP UltraBull	154,682,360	176,733,622
	ProFund VP UltraMid-Cap	84,646,262	102,854,002
	ProFund VP UltraSmall-Cap	20,150,871	28,514,879
	ProFund VP UltraNASDAQ-100	192,410,147	214,913,350
	ProFund VP Banks	61,273,838	58,924,263
	ProFund VP Basic Materials	161,353,972	134,283,120
	ProFund VP Biotechnology	22,430,867	27,194,990
	ProFund VP Consumer Goods	19,149,119	38,970,913
	ProFund VP Consumer Services	17,913,810	17,898,594
	ProFund VP Financials	75,927,531	64,318,208
	ProFund VP Health Care	29,891,565	66,425,780
	ProFund VP Industrials	50,888,657	50,499,372
	ProFund VP Internet	17,531,620	21,726,950
	ProFund VP Oil & Gas	181,518,610	150,939,795
	ProFund VP Pharmaceuticals	32,744,674	34,016,879
	ProFund VP Real Estate	64,302,453	65,999,015
	ProFund VP Semiconductor	9,678,161	9,992,985
	ProFund VP Technology	26,591,579	39,560,985
	ProFund VP Telecommunications	58,254,345	57,070,159
	ProFund VP Utilities	45,441,249	126,222,235

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

		Purchases	Sales

	ProFund VP U.S. Government Plus	$66,608,333	$72,158,116

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

 The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

7.

Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

		Expires	Expires	Expires	Expires	Expires
		12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	Total

	ProFund VP Mid-Cap	$—	$—	$—	$—	$250,620	$250,620
	ProFund VP NASDAQ-100	—	—	—	3,476,760	—	3,476,760
	ProFund VP International	—	—	—	—	591,470	591,470
	ProFund VP Japan	—	—	—	1,864,158	5,078,524	6,942,682
	ProFund VP UltraBull	—	—	—	—	3,416,972	3,416,972
	ProFund VP UltraMid-Cap	—	—	—	—	757,452	757,452
	ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,323	11,800,659
	ProFund VP UltraNASDAQ-100	—	—	—	6,953,883	2,653,267	9,607,150
	ProFund VP Bear	23,991,155	9,474,329	3,069,606	7,512,896	4,644,272	48,692,258
	ProFund VP Short Mid-Cap	—	29,659	636,919	2,273,133	395,810	3,335,521
	ProFund VP Short Small Cap	—	34,822	423,868	7,270,343	2,926,943	10,655,976
	ProFund VP Short Dow 30	—	—	—	107,693	36,643	144,336
	ProFund VP Short NASDAQ-100	15,295,243	17,059,717	2,225,939	3,507,939	5,450,520	43,539,358
	ProFund VP Short International	—	—	—	—	11,357	11,357
	ProFund VP Short Emerging Markets	—	—	—	—	56,890	56,890
	ProFund VP UltraShort NASDAQ-100	—	—	—	8,626	—	8,626
	ProFund VP Banks	—	—	122,206	—	—	122,206
	ProFund VP Basic Materials	—	—	—	142,610	—	142,610
	ProFund VP Biotechnology	—	—	—	1,478,852	—	1,478,852
	ProFund VP Consumer Services	—	—	172,235	—	—	172,235
	ProFund VP Health Care	96,603	545,130	231,704	—	—	873,437
	ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,036	—	3,878,338
	ProFund VP Semiconductor	—	—	—	1,003,398	446,964	1,450,362
	ProFund VP Technology	—	—	—	635,500	—	635,500
	ProFund VP U.S. Government Plus	1,049,287	581,813	—	2,734,672	—	4,365,772
	ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	5,366,257	49,848,679

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP NASDAQ-100	$—	$—	$9,225,557	$1,424,903	$6,628,365	$—	$17,278,825
ProFund VP Mid-Cap Value	—	—	—	960,030	1,618,391	—	2,578,421
ProFund VP Europe 30	—	7,993,723	5,807,241	3,450,241	3,425,937	—	20,677,142
ProFund VP Japan	—	—	436,173	92,208	—	—	528,381
ProFund VP UltraBull	—	6,605,770	5,004,296	1,935,011	195,963	2,083,596	15,824,636
ProFund VP UltraMid-Cap	—	—	1,237,920	—	—	—	1,237,920
ProFund VP UltraSmall-Cap	—	4,630,023	1,543,341	—	—	—	6,173,364
ProFund VP UltraNASDAQ-100	6,153,999	2,051,333	2,051,333	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,705,630	—	4,317,522	—	—	6,023,152
ProFund VP Short Small Cap	—	34,605	5,700	5,700	—	—	46,005
ProFund VP Short NASDAQ-100	—	—	2,768,700	4,652,572	—	—	7,421,272
ProFund VP Banks	—	—	757,998	460,650	577,640	—	1,796,288
ProFund VP Basic Materials	—	—	376,680	125,560	—	—	502,240
ProFund VP Biotechnology	—	—	8,116,041	1,350,907	—	—	9,466,948
ProFund VP Consumer Goods	—	—	452,328	150,776	—	—	603,104
ProFund VP Consumer Services	—	—	701,646	24,850	—	—	726,496
ProFund VP Financials	—	—	578,912	945,464	—	—	1,524,376

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Health Care	$—	$—	$1,584,064	$680,216	$—	$—	$2,264,280
ProFund VP Industrials	—	—	—	82,177	—	—	82,177
ProFund VP Oil & Gas	—	77,964	2,141,711	506,983	—	506,983	3,233,641
ProFund VP Precious Metals	—	—	2,383,608	764,478	—	—	3,148,086
ProFund VP Real Estate	—	—	1,848,522	616,174	—	—	2,464,696
ProFund VP Semiconductor	—	—	1,101,535	220,307	1,102,941	—	2,424,783
ProFund VP Technology	—	1,006,389	2,609,011	186,109	3,182,798	1,074,176	8,058,483
ProFund VP Telecommunications	—	394,274	750,298	381,524	—	—	1,526,096
ProFund VP Utilities	—	339,817	2,287,980	731,393	226,080	—	3,585,270
ProFund VP Rising Rates Opportunity	—	—	991,999	26,871	—	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:
			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap	3,474,875	8,256,975	11,731,850
ProFund VP Dow 30	65,278	—	65,278
ProFund VP Large-Cap Value	4,939,708	777,088	5,716,796
ProFund VP Large-Cap Growth	1,062,067	343,823	1,405,890
ProFund VP Mid-Cap Value	343,445	1,857,773	2,201,218
ProFund VP Mid-Cap Growth	1,565,398	4,837,993	6,403,391
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Small-Cap Growth	5,194,481	6,648,440	11,842,921
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Japan	2,406,260	—	2,406,260
ProFund VP UltraBull	4,543,080	3,034,028	7,577,108
ProFund VP UltraMid-Cap	1,752,341	598,106	2,350,447
ProFund VP UltraSmall-Cap	511,925	—	511,925
ProFund VP Bear	1,685,377	—	1,685,377
ProFund VP Short Mid-Cap	257,064	—	257,064
ProFund VP Short Small-Cap	1,250,161	—	1,250,161
ProFund VP Short Dow 30	17,458	—	17,458
ProFund VP Short NASDAQ-100	1,955,739	—	1,955,739
ProFund VP UltraShort Dow 30	2,465	—	2,465
ProFund VP UltraShort NASDAQ-100	2,299	—	2,299
ProFund VP Banks	300,628	—	300,628
ProFund VP Basic Materials	321,148	—	321,148
ProFund VP Consumer Goods	126,919	—	126,919
ProFund VP Financials	349,425	—	349,425
ProFund VP Internet	68,886	—	68,886
ProFund VP Oil & Gas	—	4,283,910	4,283,910
ProFund VP Pharmaceuticals	216,589	—	216,589
ProFund VP Precious Metals	4,327,698	—	4,327,698
ProFund VP Real Estate	650,015	1,594,418	2,244,433
ProFund VP Telecommunications	445,711	154,688	600,399
ProFund VP Utilities	1,383,974	1,113,286	2,497,260
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357
ProFund VP Money Market	6,258,884	—	6,258,884

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$5,241,343	$14,654,605	$—	$—	$31,793,399	$51,689,347
ProFund VP Mid-Cap	8,867	—	—	(250,620)	(726)	(242,479)
ProFund VP Small-Cap	1,419,153	4,019,405	—	—	5,270,800	10,709,358
ProFund VP Dow 30	355,217	141,000	—	—	(4,092)	492,125
ProFund VP NASDAQ-100	—	—	—	(20,755,585)	17,167,186	(3,588,399)
ProFund VP Large-Cap Value	2,268,224	5,323,273	—	—	3,957,714	11,549,211
ProFund VP Large-Cap Growth	922,666	92,786	—	—	7,527,367	8,542,819
ProFund VP Mid-Cap Value	3,046,386	6,098,996	—	(2,578,421)	3,949,481	10,516,442
ProFund VP Mid-Cap Growth	4,005,225	3,200,399	—	—	4,380,337	11,585,961
ProFund VP Small-Cap Value	—	3,171,171	—	—	958,140	4,129,311
ProFund VP Small-Cap Growth	—	633,202	—	—	8,493,046	9,126,248
ProFund VP Asia 30	8,396,294	2,024,237	—	—	91,630,335	102,050,866
ProFund VP Europe 30	3,563,363	6,878,092	—	(20,677,142)	31,471,603	21,235,916
ProFund VP International	18,878	—	—	(591,470)	2,578	(570,014)
ProFund VP Emerging Markets	56,841	—	—	—	(21,762)	35,079
ProFund VP Japan	1,770,821	—	—	(7,471,063)	—	(5,700,242)
ProFund VP UltraBull	570,814	—	—	(19,241,608)	7,678,267	(10,992,527)
ProFund VP UltraMid-Cap	399,998	—	—	(1,995,372)	3,984,677	2,389,303
ProFund VP UltraSmall-Cap	261,358	—	—	(17,974,023)	459,241	(17,253,424)
ProFund VP UltraNASDAQ-100	—	—	—	(26,017,814)	(9,442,984)	(35,460,798)
ProFund VP Bear	1,380,886	—	—	(54,715,410)	136,322	(53,198,202)
ProFund VP Short Mid-Cap	178,696	—	—	(3,335,521)	8,488	(3,148,337)
ProFund VP Short Small-Cap	1,095,474	—	—	(10,701,981)	88,894	(9,517,613)
ProFund VP Short Dow 30	10,937	—	—	(144,336)	1,434	(131,965)
ProFund VP Short NASDAQ-100	1,032,789	—	—	(50,960,630)	102,007	(49,825,834)
ProFund VP Short International	1,891	—	—	(11,357)	(1,032)	(10,498)
ProFund VP Short Emerging Markets	1,800	—	—	(56,890)	989	(54,101)
ProFund VP UltraShort Dow 30	239,907	—	—	—	1,789	241,696
ProFund VP UltraShort NASDAQ-100	7,203	—	—	(8,626)	2,831	1,408
ProFund VP Banks	226,667	—	—	(1,918,494)	(1,093,596)	(2,785,423)
ProFund VP Basic Materials	252,811	—	—	(644,850)	14,004,610	13,612,571
ProFund VP Biotechnology	—	—	—	(10,945,800)	(282,489)	(11,228,289)
ProFund VP Consumer Goods	246,473	255,753	—	(603,104)	1,367,527	1,266,649
ProFund VP Consumer Services	—	—	—	(898,731)	481,177	(417,554)
ProFund VP Financials	353,453	—	—	(1,524,376)	1,103,306	(67,617)
ProFund VP Health Care	130,707	—	—	(3,137,717)	6,209,276	3,202,266
ProFund VP Industrials	236,725	248,813	—	(82,177)	2,413,292	2,816,653
ProFund VP Internet	—	688,448	—	—	2,806,394	3,494,842
ProFund VP Oil & Gas	1,331,546	8,149,659	—	(3,233,641)	85,510,371	91,757,935
ProFund VP Pharmaceuticals	240,807	—	—	(3,878,338)	(184,027)	(3,821,558)
ProFund VP Precious Metals	13,399,391	—	—	(3,148,086)	4,024,190	14,275,495
ProFund VP Real Estate	—	272,684	—	(2,464,696)	8,151,751	5,959,739
ProFund VP Semiconductor	—	—	—	(3,875,145)	833,625	(3,041,520)
ProFund VP Technology	—	—	—	(8,693,983)	4,116,785	(4,577,198)
ProFund VP Telecommunications	2,814,576	2,955,811	—	(1,526,096)	2,437,806	6,682,097
ProFund VP Utilities	1,582,797	1,576,054	—	(3,585,270)	33,755,389	33,328,970
ProFund VP U.S. Government Plus	240,371	—	(240,371)	(4,365,772)	3,112,319	(1,253,453)
ProFund VP Rising Rates Opportunity	3,641,751	—	—	(50,867,549)	(2,799,747)	(50,025,545)
ProFund VP Falling U.S. Dollar	6,942	3,588	—	—	—	10,530
ProFund VP Money Market	—	—	—	—	—	—

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$77,087,765	$17,041,120	$(1,818,495)	$15,222,625
ProFund VP Mid-Cap	1,231,000	—	—	—
ProFund VP Small-Cap	51,401,802	4,633,729	(4,624,619)	9,110
ProFund VP Dow 30	228,000	—	—	—
ProFund VP NASDAQ-100	27,886,052	9,733,176	(167,027)	9,566,149
ProFund VP Large-Cap Value	45,543,891	—	(5,030,318)	(5,030,318)
ProFund VP Large-Cap Growth	52,966,405	4,411,117	(1,509,359)	2,901,758
ProFund VP Mid-Cap Value	41,626,550	2,889,956	(2,068,861)	821,095
ProFund VP Mid-Cap Growth	56,381,050	3,258,856	(1,408,616)	1,850,240
ProFund VP Small-Cap Value	20,690,260	—	(1,101,207)	(1,101,207)
ProFund VP Small-Cap Growth	28,475,985	2,351,453	(858,005)	1,493,448
ProFund VP Asia 30	78,612,489	39,890,641	(4,804,199)	35,086,442
ProFund VP Europe 30	52,827,026	18,040,993	(1,844,968)	16,196,025
ProFund VP International	1,989,000	—	—	—
ProFund VP Emerging Markets	14,077,000	—	—	—
ProFund VP Japan	14,173,450	—	—	—
ProFund VP UltraBull	28,988,626	1,901,087	(258,608)	1,642,479
ProFund VP UltraMid-Cap	35,186,852	1,868,381	(761,007)	1,107,374
ProFund VP UltraSmall-Cap	15,259,295	149,539	(232,448)	(82,909)
ProFund VP UltraNASDAQ-100	73,342,424	—	(10,399,123)	(10,399,123)
ProFund VP Bear	94,474,748	—	—	—
ProFund VP Short Mid-Cap	4,870,580	—	—	—
ProFund VP Short Small-Cap	30,395,581	—	—	—
ProFund VP Short Dow 30	297,187	—	—	—
ProFund VP Short NASDAQ-100	18,996,561	—	—	—
ProFund VP Short International	560,000	—	—	—
ProFund VP Short Emerging Markets	1,864,000	—	—	—
ProFund VP UltraShort Dow 30	1,380,438	—	—	—
ProFund VP UltraShort NASDAQ-100	2,163,096	—	—	—
ProFund VP Banks	12,610,419	401,759	(5,819,628)	(5,417,869)
ProFund VP Basic Materials	131,535,775	26,679,916	(4,133,777)	22,546,139
ProFund VP Biotechnology	8,916,723	1,972,046	(107,509)	1,864,537
ProFund VP Consumer Goods	7,792,469	861,209	(240,423)	620,786
ProFund VP Consumer Services	1,644,660	265,451	(14,392)	251,059
ProFund VP Financials	33,535,968	3,258,279	(10,696,776)	(7,438,497)
ProFund VP Health Care	18,111,209	3,573,400	(414,985)	3,158,415
ProFund VP Industrials	20,928,933	1,085,916	(1,141,447)	(55,531)
ProFund VP Internet	5,841,736	2,130,177	(192,729)	1,937,448
ProFund VP Oil & Gas	131,531,538	97,994,929	(477,774)	97,517,155
ProFund VP Pharmaceuticals	8,096,566	—	(1,337,821)	(1,337,821)
ProFund VP Precious Metals	174,487,000	—	—	—
ProFund VP Real Estate	19,455,909	4,833,108	(359,073)	4,474,035
ProFund VP Semiconductor	3,664,461	—	(84,234)	(84,234)
ProFund VP Technology	16,722,233	1,836,930	(198,467)	1,638,463
ProFund VP Telecommunications	22,727,221	—	(3,763,116)	(3,763,116)
ProFund VP Utilities	75,066,828	27,849,304	(789,546)	27,059,758
ProFund VP U.S. Government Plus	65,811,754	255,677	(64,868)	190,809
ProFund VP Rising Rates Opportunity	84,914,961	—	—	—
ProFund VP Falling U.S. Dollar	18,896,000	—	—	—
ProFund VP Money Market	244,688,000	—	—	—

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Expense Ratio During Period 1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$875.40	$7.60	1.63%
ProFund VP Mid-Cap	1,000.00	943.50	7.78	1.61%
ProFund VP Small-Cap	1,000.00	906.90	7.73	1.63%
ProFund VP Dow 30	1,000.00	851.80	7.27	1.58%
ProFund VP NASDAQ-100	1,000.00	877.00	7.61	1.63%
ProFund VP Large-Cap Value	1,000.00	832.00	7.42	1.63%
ProFund VP Large-Cap Growth	1,000.00	911.20	7.75	1.63%
ProFund VP Mid-Cap Value	1,000.00	925.10	7.80	1.63%
ProFund VP Mid-Cap Growth	1,000.00	977.50	8.01	1.63%
ProFund VP Small-Cap Value	1,000.00	903.50	7.71	1.63%
ProFund VP Small-Cap Growth	1,000.00	937.30	7.85	1.63%
ProFund VP Asia 30	1,000.00	795.90	7.28	1.63%
ProFund VP Europe 30	1,000.00	914.40	7.76	1.63%
ProFund VP International	1,000.00	874.20	7.60	1.63%
ProFund VP Emerging Markets	1,000.00	926.80	7.76	1.62%
ProFund VP Japan	1,000.00	886.60	7.65	1.63%
ProFund VP UltraBull	1,000.00	737.60	7.04	1.63%
ProFund VP UltraMid-Cap	1,000.00	879.10	7.62	1.63%
ProFund VP UltraSmall-Cap	1,000.00	779.60	7.21	1.63%
ProFund VP UltraNASDAQ-100	1,000.00	735.20	7.03	1.63%
ProFund VP Bear	1,000.00	1,136.00	8.66	1.63%
ProFund VP Short Mid-Cap	1,000.00	1,032.50	8.24	1.63%
ProFund VP Short Small-Cap	1,000.00	1,081.50	8.44	1.63%
ProFund VP Short Dow 30	1,000.00	1,136.40	8.66	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,117.10	8.58	1.63%
ProFund VP Short International	1,000.00	1,118.10	8.58	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,022.50	8.20	1.63%
ProFund VP UltraShort Dow 30	1,000.00	1,311.90	9.37	1.63%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,195.00	8.90	1.63%
ProFund VP Banks	1,000.00	663.00	6.74	1.63%
ProFund VP Basic Materials	1,000.00	1,096.50	8.50	1.63%
ProFund VP Biotechnology	1,000.00	1,051.00	8.31	1.63%
ProFund VP Consumer Goods	1,000.00	866.50	7.56	1.63%
ProFund VP Consumer Services	1,000.00	877.10	7.61	1.63%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Expense Ratio During Period 1/1/08 - 6/30/08

ProFund VP Financials	$1,000.00	$728.80	$6.96	1.62%
ProFund VP Health Care	1,000.00	871.70	7.59	1.63%
ProFund VP Industrials	1,000.00	884.60	7.64	1.63%
ProFund VP Internet	1,000.00	887.70	7.65	1.63%
ProFund VP Oil & Gas	1,000.00	1,098.70	8.51	1.63%
ProFund VP Pharmaceuticals	1,000.00	858.30	7.53	1.63%
ProFund VP Precious Metals	1,000.00	1,115.60	8.57	1.63%
ProFund VP Real Estate	1,000.00	935.10	7.84	1.63%
ProFund VP Semiconductor	1,000.00	854.10	7.51	1.63%
ProFund VP Technology	1,000.00	861.00	7.54	1.63%
ProFund VP Telecommunications	1,000.00	816.70	7.36	1.63%
ProFund VP Utilities	1,000.00	970.80	7.99	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,002.20	6.62	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	982.20	7.98	1.62%
ProFund VP Falling U.S. Dollar	1,000.00	1,060.30	8.35	1.63%
ProFund VP Money Market	1,000.00	1,006.60	6.49	1.30%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Expense Ratio During Period 1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Mid-Cap	1,000.00	1,016.86	8.07	1.61%
ProFund VP Small-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Dow 30	1,000.00	1,017.01	7.92	1.58%
ProFund VP NASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Large-Cap Value	1,000.00	1,016.76	8.17	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.76	8.17	1.63%
ProFund VP Mid-Cap Value	1,000.00	1,016.76	8.17	1.63%
ProFund VP Mid-Cap Growth	1,000.00	1,016.76	8.17	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.76	8.17	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.76	8.17	1.63%
ProFund VP Asia 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Europe 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP International	1,000.00	1,016.76	8.17	1.63%
ProFund VP Emerging Markets	1,000.00	1,016.81	8.12	1.62%
ProFund VP Japan	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraBull	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Bear	1,000.00	1,016.76	8.17	1.63%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Expense Ratio During Period 1/1/08 - 6/30/08

ProFund VP Short Mid-Cap	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Short Small-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short Dow 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short International	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraShort Dow 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Banks	1,000.00	1,016.76	8.17	1.63%
ProFund VP Basic Materials	1,000.00	1,016.76	8.17	1.63%
ProFund VP Biotechnology	1,000.00	1,016.76	8.17	1.63%
ProFund VP Consumer Goods	1,000.00	1,016.76	8.17	1.63%
ProFund VP Consumer Services	1,000.00	1,016.76	8.17	1.63%
ProFund VP Financials	1,000.00	1,016.81	8.12	1.62%
ProFund VP Health Care	1,000.00	1,016.76	8.17	1.63%
ProFund VP Industrials	1,000.00	1,016.76	8.17	1.63%
ProFund VP Internet	1,000.00	1,016.76	8.17	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.76	8.17	1.63%
ProFund VP Pharmaceuticals	1,000.00	1,016.76	8.17	1.63%
ProFund VP Precious Metals	1,000.00	1,016.76	8.17	1.63%
ProFund VP Real Estate	1,000.00	1,016.76	8.17	1.63%
ProFund VP Semiconductor	1,000.00	1,016.76	8.17	1.63%
ProFund VP Technology	1,000.00	1,016.76	8.17	1.63%
ProFund VP Telecommunications	1,000.00	1,016.76	8.17	1.63%
ProFund VP Utilities	1,000.00	1,016.76	8.17	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	6.67	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.81	8.12	1.62%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.76	8.17	1.63%
ProFund VP Money Market	1,000.00	1,018.40	6.52	1.30%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This Page Intentionally Left Blank

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Not just funds, ProFundsSM

Classic ProFunds VP
Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

Ultra ProFund VP
UltraSmall-Cap

Inverse ProFunds VP
Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

Sector ProFunds VP
Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

Non-Equity ProFunds VP
U.S. Government Plus
Falling U.S. Dollar

Money Market ProFund VP
Money Market

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Mid-Cap
14	ProFund VP Small-Cap
25	ProFund VP NASDAQ-100
30	ProFund VP Small-Cap Value
38	ProFund VP Asia 30
43	ProFund VP Europe 30
48	ProFund VP International
52	ProFund VP Emerging Markets
56	ProFund VP Japan
60	ProFund VP UltraSmall-Cap
71	ProFund VP Short Small-Cap
75	ProFund VP Short NASDAQ-100
79	ProFund VP Short International
83	ProFund VP Short Emerging Markets
87	ProFund VP Basic Materials
92	ProFund VP Consumer Services
98	ProFund VP Financials
104	ProFund VP Oil & Gas
109	ProFund VP Pharmaceuticals
113	ProFund VP Precious Metals
117	ProFund VP Telecommunications
121	ProFund VP Utilities
126	ProFund VP U.S. Government Plus
130	ProFund VP Falling U.S. Dollar
134	ProFund VP Money Market

138	Notes to Financial Statements

150	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	12%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.7%
General Electric Co.	2.1%
Microsoft Corp.	1.7%
ChevronTexaco Corp.	1.6%
AT&T, Inc.	1.6%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (87.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,371	$373,768
Abbott Laboratories (Pharmaceuticals)	11,726	621,126
Abercrombie & Fitch Co.—Class A (Retail)	656	41,118
ACE, Ltd.ADR (Insurance)	2,542	140,039
Adobe Systems, Inc.* (Software)	4,059	159,884
Advanced Micro Devices, Inc.* (Semiconductors)	4,592	26,771
Aetna, Inc. (Healthcare-Services)	3,690	149,556
Affiliated Computer Services, Inc.—Class A* (Computers)	738	39,476
AFLAC, Inc. (Insurance)	3,608	226,582
Agilent Technologies, Inc.* (Electronics)	2,747	97,628
Air Products & Chemicals, Inc. (Chemicals)	1,599	158,077
AK Steel Holding Corp. (Iron/Steel)	820	56,580
Akamai Technologies, Inc.* (Internet)	1,271	44,218
Alcoa, Inc. (Mining)	6,191	220,523
Allegheny Energy, Inc. (Electric)	1,271	63,690
Allegheny Technologies, Inc. (Iron/Steel)	779	46,179
Allergan, Inc. (Pharmaceuticals)	2,337	121,641
Allied Waste Industries, Inc.* (Environmental Control)	2,583	32,597
Allstate Corp. (Insurance)	4,182	190,657
Altera Corp. (Semiconductors)	2,296	47,527
Altria Group, Inc. (Agriculture)	15,908	327,068
Amazon.com, Inc.* (Internet)	2,337	171,372
Ameren Corp. (Electric)	1,599	67,526
American Capital Strategies, Ltd. (Investment Companies)	1,558	37,034
American Electric Power, Inc. (Electric)	3,034	122,058
American Express Co. (Diversified Financial Services)	8,815	332,061
American International Group, Inc. (Insurance)	20,418	540,260
American Tower Corp.* (Telecommunications)	2,993	126,454
Ameriprise Financial, Inc. (Diversified Financial Services)	1,681	68,366
AmerisourceBergen Corp. (Pharmaceuticals)	1,230	49,188
Amgen, Inc.* (Biotechnology)	8,282	390,579
Anadarko Petroleum Corp. (Oil & Gas)	3,567	266,954
Analog Devices, Inc. (Semiconductors)	2,214	70,339
Anheuser-Busch Cos., Inc. (Beverages)	5,412	336,193
AON Corp. (Insurance)	2,255	103,595
Apache Corp. (Oil & Gas)	2,542	353,338
Apartment Investment and Management Co.—Class A (REIT)	697	23,740
Apollo Group, Inc.—Class A* (Commercial Services)	1,066	47,181
Apple Computer, Inc.* (Computers)	6,683	1,119,002
Applera Corp.—Applied Biosystems Group (Electronics)	1,271	42,553
Applied Materials, Inc. (Semiconductors)	10,291	196,455
Archer-Daniels-Midland Co. (Agriculture)	4,879	164,666
Ashland, Inc. (Chemicals)	410	19,762
Assurant, Inc. (Insurance)	738	48,678
AT&T, Inc. (Telecommunications)	45,141	1,520,800
Autodesk, Inc.* (Software)	1,681	56,835
Automatic Data Processing, Inc. (Software)	3,936	164,918
AutoNation, Inc.* (Retail)	1,025	10,271
AutoZone, Inc.* (Retail)	328	39,691
Avalonbay Communities, Inc. (REIT)	574	51,178
Avery Dennison Corp. (Household Products/Wares)	820	36,023
Avon Products, Inc. (Cosmetics/Personal Care)	3,239	116,669
Baker Hughes, Inc. (Oil & Gas Services)	2,337	204,114
Ball Corp. (Packaging & Containers)	738	35,232
Bank of America Corp. (Banks)	33,825	807,403
Bank of New York Mellon Corp. (Banks)	8,692	328,818
Bard (C.R.), Inc. (Healthcare-Products)	738	64,907
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	820	36,966
Baxter International, Inc. (Healthcare-Products)	4,756	304,099
BB&T Corp. (Banks)	4,141	94,291
Becton, Dickinson & Co. (Healthcare-Products)	1,845	149,999
Bed Bath & Beyond, Inc.* (Retail)	1,968	55,301
Bemis Co., Inc. (Packaging & Containers)	738	16,546
Best Buy Co., Inc. (Retail)	2,624	103,910
Big Lots, Inc.* (Retail)	615	19,213
Biogen Idec, Inc.* (Biotechnology)	2,214	123,740
BJ Services Co. (Oil & Gas Services)	2,214	70,715
Black & Decker Corp. (Hand/Machine Tools)	451	25,937
BMC Software, Inc.* (Software)	1,435	51,660
Boeing Co. (Aerospace/Defense)	5,699	374,538
Boston Properties, Inc. (REIT)	902	81,378
Boston Scientific Corp.* (Healthcare-Products)	10,250	125,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,047	308,915
Broadcom Corp.—Class A* (Semiconductors)	3,403	92,868
Brown-Forman Corp. (Beverages)	656	49,574
Burlington Northern Santa Fe Corp. (Transportation)	2,214	221,156
C. H. Robinson Worldwide, Inc. (Transportation)	1,312	71,950

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

CA, Inc. (Software)	2,952	$68,162
Cabot Oil & Gas Corp. (Oil & Gas)	738	49,985
Cameron International Corp.* (Oil & Gas Services)	1,640	90,774
Campbell Soup Co. (Food)	1,640	54,874
Capital One Financial Corp. (Diversified Financial Services)	2,870	109,089
Cardinal Health, Inc. (Pharmaceuticals)	2,706	139,575
Carnival Corp.—Class AADR (Leisure Time)	3,321	109,460
Caterpillar, Inc. (Machinery-Construction & Mining)	4,674	345,035
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,312	25,190
CBS Corp.—Class B (Media)	5,166	100,685
Celgene Corp.* (Biotechnology)	3,321	212,112
CenterPoint Energy, Inc. (Electric)	2,501	40,141
Centex Corp. (Home Builders)	943	12,608
CenturyTel, Inc. (Telecommunications)	820	29,184
Chesapeake Energy Corp. (Oil & Gas)	3,649	240,688
ChevronTexaco Corp. (Oil & Gas)	15,703	1,556,638
Chubb Corp. (Insurance)	2,788	136,640
Ciena Corp.* (Telecommunications)	697	16,150
CIGNA Corp. (Insurance)	2,132	75,451
Cincinnati Financial Corp. (Insurance)	1,230	31,242
Cintas Corp. (Textiles)	984	26,086
Cisco Systems, Inc.* (Telecommunications)	44,895	1,044,258
CIT Group, Inc. (Diversified Financial Services)	2,132	14,519
Citigroup, Inc. (Diversified Financial Services)	41,369	693,344
Citizens Communications Co. (Telecommunications)	2,460	27,896
Citrix Systems, Inc.* (Software)	1,394	40,998
Clear Channel Communications, Inc. (Media)	3,772	132,774
Clorox Co. (Household Products/Wares)	1,066	55,645
CME Group, Inc. (Diversified Financial Services)	410	157,108
CMS Energy Corp. (Electric)	1,722	25,658
Coach, Inc.* (Apparel)	2,583	74,597
Coca-Cola Co. (Beverages)	15,170	788,537
Coca-Cola Enterprises, Inc. (Beverages)	2,173	37,593
Cognizant Technology Solutions Corp.* (Computers)	2,214	71,977
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,854	266,311
Comcast Corp.—Special Class A (Media)	22,509	426,996
Comerica, Inc. (Banks)	1,148	29,423
Computer Sciences Corp.* (Computers)	1,148	53,772
Compuware Corp.* (Software)	1,968	18,775
ConAgra Foods, Inc. (Food)	3,690	71,143
ConocoPhillips (Oil & Gas)	11,726	1,106,817
CONSOL Energy, Inc. (Coal)	1,394	156,644
Consolidated Edison, Inc. (Electric)	2,091	81,737
Constellation Brands, Inc.* (Beverages)	1,476	29,313
Constellation Energy Group, Inc. (Electric)	1,353	111,081
Convergys Corp.* (Commercial Services)	943	14,013
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,312	51,824
Corning, Inc. (Telecommunications)	11,972	275,955
Costco Wholesale Corp. (Retail)	3,280	230,059
Coventry Health Care, Inc.* (Healthcare-Services)	1,148	34,922
Covidien, Ltd.ADR (Healthcare-Products)	3,813	182,605
CSX Corp. (Transportation)	3,075	193,141
Cummins, Inc. (Machinery-Diversified)	1,558	102,080
CVS Corp. (Retail)	10,865	429,928
D. R. Horton, Inc. (Home Builders)	2,091	22,687
Danaher Corp. (Miscellaneous Manufacturing)	1,927	148,957
Darden Restaurants, Inc. (Retail)	1,066	34,048
Dean Foods Co.* (Food)	1,148	22,524
Deere & Co. (Machinery-Diversified)	3,280	236,586
Dell, Inc.* (Computers)	15,334	335,508
Developers Diversified Realty Corp. (REIT)	902	31,308
Devon Energy Corp. (Oil & Gas)	3,403	408,905
Dillards, Inc.—Class A (Retail)	451	5,218
DIRECTV Group, Inc.* (Media)	5,412	140,225
Discover Financial Services (Diversified Financial Services)	3,649	48,057
Dominion Resources, Inc. (Electric)	4,387	208,339
Dover Corp. (Miscellaneous Manufacturing)	1,435	69,411
DTE Energy Co. (Electric)	1,230	52,201
Du Pont (Chemicals)	6,847	293,668
Duke Energy Corp. (Electric)	9,594	166,744
Dynegy, Inc.—Class A* (Electric)	3,772	32,251
E* TRADE Financial Corp.* (Diversified Financial Services)	3,608	11,329
Eastman Chemical Co. (Chemicals)	574	39,526
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,173	31,356
Eaton Corp. (Miscellaneous Manufacturing)	1,271	107,997
eBay, Inc.* (Internet)	8,405	229,709
Ecolab, Inc. (Chemicals)	1,353	58,165
Edison International (Electric)	2,460	126,395
El Paso Corp. (Pipelines)	5,330	115,874
Electronic Arts, Inc.* (Software)	2,419	107,476
Electronic Data Systems Corp. (Computers)	3,061	75,423
Eli Lilly & Co. (Pharmaceuticals)	7,503	346,338
Embarq Corp. (Telecommunications)	1,107	52,328
EMC Corp.* (Computers)	15,703	230,677
Emerson Electric Co. (Electrical Components & Equipment)	5,945	293,980
Ensco International, Inc. (Oil & Gas)	1,107	89,379
Entergy Corp. (Electric)	1,435	172,889
EOG Resources, Inc. (Oil & Gas)	1,886	247,443
Equifax, Inc. (Commercial Services)	984	33,082
Equity Residential Properties Trust (REIT)	2,050	78,454
Exelon Corp. (Electric)	5,002	449,980
Expedia, Inc.* (Internet)	1,599	29,390
Expeditors International of Washington, Inc. (Transportation)	1,640	70,520
Express Scripts, Inc.* (Pharmaceuticals)	1,927	120,861
Exxon Mobil Corp. (Oil & Gas)	40,180	3,541,063
Family Dollar Stores, Inc. (Retail)	1,066	21,256
Fannie Mae (Diversified Financial Services)	8,077	157,582
Federated Investors, Inc.—Class B (Diversified Financial Services)	656	22,580
FedEx Corp. (Transportation)	2,337	184,132
Fidelity National Information Services, Inc. (Software)	1,312	48,426
Fifth Third Bancorp (Banks)	4,387	44,660
First Horizon National Corp. (Banks)	1,435	10,662
FirstEnergy Corp. (Electric)	2,296	189,030
Fiserv, Inc.* (Software)	1,230	55,805
Fluor Corp. (Engineering & Construction)	656	122,068
Ford Motor Co.* (Auto Manufacturers)	17,015	81,842
Forest Laboratories, Inc.* (Pharmaceuticals)	2,296	79,763
Fortune Brands, Inc. (Household Products/Wares)	1,148	71,647
FPL Group, Inc. (Electric)	3,116	204,347
Franklin Resources, Inc. (Diversified Financial Services)	1,189	108,972
Freddie Mac (Diversified Financial Services)	4,920	80,688
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,911	341,140
GameStop Corp.—Class A* (Retail)	1,230	49,692
Gannett Co., Inc. (Media)	1,722	37,316
General Dynamics Corp. (Aerospace/Defense)	3,034	255,463
General Electric Co. (Miscellaneous Manufacturing)	75,727	2,021,154
General Growth Properties, Inc. (REIT)	2,050	71,812
General Mills, Inc. (Food)	2,542	154,477
See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,305	$49,508
Genuine Parts Co. (Distribution/Wholesale)	1,230	48,806
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,280	58,417
Genzyme Corp.* (Biotechnology)	2,050	147,641
Gilead Sciences, Inc.* (Pharmaceuticals)	7,011	371,232
Goodrich Corp. (Aerospace/Defense)	943	44,755
Google, Inc.—Class A* (Internet)	1,763	928,078
H & R Block, Inc. (Commercial Services)	2,460	52,644
Halliburton Co. (Oil & Gas Services)	6,642	352,491
Harley-Davidson, Inc. (Leisure Time)	1,804	65,413
Harman International Industries, Inc. (Home Furnishings)	451	18,667
Hartford Financial Services Group, Inc. (Insurance)	2,378	153,547
Hasbro, Inc. (Toys/Games/Hobbies)	1,066	38,078
HCP, Inc. (REIT)	1,804	57,385
Heinz (H.J.) Co. (Food)	2,378	113,787
Hercules, Inc. (Chemicals)	861	14,577
Hess Corp. (Oil & Gas)	2,132	269,037
Hewlett-Packard Co. (Computers)	15,089	667,085
Home Depot, Inc. (Retail)	12,874	301,509
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,617	282,423
Hospira, Inc.* (Pharmaceuticals)	1,189	47,691
Host Marriott Corp. (REIT)	3,977	54,286
Hudson City Bancorp, Inc. (Savings & Loans)	3,936	65,652
Humana, Inc.* (Healthcare-Services)	1,271	50,548
Huntington Bancshares, Inc. (Banks)	2,788	16,087
IAC/InterActiveCorp* (Internet)	1,394	26,876
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,034	144,145
IMS Health, Inc. (Software)	1,394	32,480
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,419	90,543
Integrys Energy Group, Inc. (Electric)	574	29,176
Intel Corp. (Semiconductors)	43,501	934,402
IntercontinentalExchange, Inc.* (Diversified Financial Services)	533	60,762
International Business Machines Corp. (Computers)	10,455	1,239,231
International Flavors & Fragrances, Inc. (Chemicals)	615	24,022
International Game Technology (Entertainment)	2,337	58,378
International Paper Co. (Forest Products & Paper)	3,239	75,469
Interpublic Group of Cos., Inc.* (Advertising)	3,567	30,676
Intuit, Inc.* (Software)	2,419	66,692
Intuitive Surgical, Inc.* (Healthcare-Products)	287	77,318
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,394	88,282
J. C. Penney Co., Inc. (Retail)	1,681	61,004
J. P. Morgan Chase & Co. (Diversified Financial Services)	26,240	900,294
Jabil Circuit, Inc. (Electronics)	1,599	26,240
Jacobs Engineering Group, Inc.* (Engineering & Construction)	943	76,100
Janus Capital Group, Inc. (Diversified Financial Services)	1,107	29,302
JDS Uniphase Corp.* (Telecommunications)	1,763	20,028
Johnson & Johnson (Healthcare-Products)	21,402	1,377,005
Johnson Controls, Inc. (Auto Parts & Equipment)	4,510	129,347
Jones Apparel Group, Inc. (Apparel)	656	9,020
Juniper Networks, Inc.* (Telecommunications)	3,977	88,210
KB Home (Home Builders)	574	9,718
Kellogg Co. (Food)	1,927	92,535
KeyCorp (Banks)	3,690	40,516
Kimberly-Clark Corp. (Household Products/Wares)	3,198	191,176
Kimco Realty Corp. (REIT)	1,927	66,520
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,886	19,746
KLA-Tencor Corp. (Semiconductors)	1,312	53,412
Kohls Corp.* (Retail)	2,337	93,573
Kraft Foods, Inc. (Food)	11,521	327,772
Kroger Co. (Food)	5,043	145,591
L-3 Communications Holdings, Inc. (Aerospace/Defense)	943	85,690
Laboratory Corp. of America Holdings* (Healthcare-Services)	861	59,951
Legg Mason, Inc. (Diversified Financial Services)	1,066	46,446
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,271	21,315
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,289	104,775
Lennar Corp.—Class A (Home Builders)	1,066	13,154
Leucadia National Corp. (Holding Companies-Diversified)	1,353	63,510
Lexmark International, Inc.—Class A* (Computers)	738	24,671
Limited, Inc. (Retail)	2,255	37,997
Lincoln National Corp. (Insurance)	1,968	89,190
Linear Technology Corp. (Semiconductors)	1,681	54,750
Liz Claiborne, Inc. (Apparel)	738	10,443
Lockheed Martin Corp. (Aerospace/Defense)	2,583	254,839
Loews Corp. (Insurance)	2,747	128,834
Lorillard, Inc.* (Agriculture)	1,312	90,738
Lowe’s Cos., Inc. (Retail)	11,111	230,553
LSI Logic Corp.* (Semiconductors)	4,838	29,705
M&T Bank Corp. (Banks)	574	40,490
Macy’s, Inc. (Retail)	3,198	62,105
Manitowoc Co. (Machinery-Diversified)	984	32,010
Marathon Oil Corp. (Oil & Gas)	5,371	278,594
Marriott International, Inc.—Class A (Lodging)	2,296	60,247
Marsh & McLennan Cos., Inc. (Insurance)	3,895	103,412
Marshall & Ilsley Corp. (Banks)	1,968	30,169
Masco Corp. (Building Materials)	2,747	43,210
Massey Energy Co. (Coal)	615	57,656
Mattel, Inc. (Toys/Games/Hobbies)	2,747	47,029
MBIA, Inc. (Insurance)	1,599	7,020
McCormick & Co., Inc. (Food)	984	35,089
McDonald’s Corp. (Retail)	8,610	484,054
McGraw-Hill Cos., Inc. (Media)	2,460	98,695
McKesson Corp. (Commercial Services)	2,091	116,908
MeadWestvaco Corp. (Forest Products & Paper)	1,312	31,278
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,854	181,909
Medtronic, Inc. (Healthcare-Products)	8,528	441,324
MEMC Electronic Materials, Inc.* (Semiconductors)	1,722	105,972
Merck & Co., Inc. (Pharmaceuticals)	16,318	615,025
Meredith Corp. (Media)	287	8,119
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,503	237,920
MetLife, Inc. (Insurance)	5,412	285,591
MGIC Investment Corp. (Insurance)	943	5,762
Microchip Technology, Inc. (Semiconductors)	1,394	42,573
Micron Technology, Inc.* (Semiconductors)	5,781	34,686
Microsoft Corp. (Software)	60,844	1,673,818
Millipore Corp.* (Biotechnology)	410	27,823
Molex, Inc. (Electrical Components & Equipment)	1,066	26,021
Molson Coors Brewing Co.—Class B (Beverages)	1,066	57,916
Monsanto Co. (Agriculture)	4,182	528,772
Monster Worldwide, Inc.* (Internet)	943	19,435
Moody’s Corp. (Commercial Services)	1,558	53,658
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,405	303,168
Motorola, Inc. (Telecommunications)	17,138	125,793
Murphy Oil Corp. (Oil & Gas)	1,435	140,702
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,296	27,713
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,132	104,958
National City Corp. (Banks)	5,781	27,575

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	1,640	$33,686
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,157	280,089
NetApp, Inc.* (Computers)	2,624	56,836
Newell Rubbermaid, Inc. (Housewares)	2,091	35,108
Newmont Mining Corp. (Mining)	3,444	179,639
News Corp.—Class A (Media)	17,507	263,305
Nicor, Inc. (Gas)	328	13,970
NIKE, Inc.—Class B (Apparel)	2,870	171,081
NiSource, Inc. (Electric)	2,091	37,471
Noble Corp.ADR (Oil & Gas)	2,050	133,168
Noble Energy, Inc. (Oil & Gas)	1,312	131,935
Nordstrom, Inc. (Retail)	1,353	40,996
Norfolk Southern Corp. (Transportation)	2,870	179,863
Northern Trust Corp. (Banks)	1,435	98,398
Northrop Grumman Corp. (Aerospace/Defense)	2,583	172,803
Novell, Inc.* (Software)	2,706	15,938
Novellus Systems, Inc.* (Semiconductors)	779	16,507
Nucor Corp. (Iron/Steel)	2,378	177,565
NVIDIA Corp.* (Semiconductors)	4,223	79,055
NYSE Euronext (Diversified Financial Services)	2,009	101,776
Occidental Petroleum Corp. (Oil & Gas)	6,232	560,008
Office Depot, Inc.* (Retail)	2,091	22,876
Omnicom Group, Inc. (Advertising)	2,419	108,565
Oracle Corp.* (Software)	30,135	632,835
PACCAR, Inc. (Auto Manufacturers)	2,788	116,622
Pactiv Corp.* (Packaging & Containers)	984	20,890
Pall Corp. (Miscellaneous Manufacturing)	902	35,791
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,271	90,648
Patriot Coal Corp.* (Coal)	283	43,381
Patterson Cos., Inc.* (Healthcare-Products)	984	28,920
Paychex, Inc. (Commercial Services)	2,419	75,666
Peabody Energy Corp. (Coal)	2,050	180,503
Pepco Holdings, Inc. (Electric)	1,517	38,911
PepsiCo, Inc. (Beverages)	12,054	766,514
PerkinElmer, Inc. (Electronics)	902	25,121
Pfizer, Inc. (Pharmaceuticals)	51,414	898,203
PG&E Corp. (Electric)	2,706	107,401
Philip Morris International, Inc. (Commercial Services)	16,031	791,771
Pinnacle West Capital Corp. (Electric)	779	23,970
Pitney Bowes, Inc. (Office/Business Equipment)	1,558	53,128
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,312	56,036
PNC Financial Services Group (Banks)	2,624	149,830
Polo Ralph Lauren Corp. (Apparel)	451	28,314
PPG Industries, Inc. (Chemicals)	1,230	70,565
PPL Corp. (Electric)	2,829	147,872
Praxair, Inc. (Chemicals)	2,378	224,103
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,066	102,730
Principal Financial Group, Inc. (Insurance)	1,968	82,597
Procter & Gamble Co. (Cosmetics/Personal Care)	23,206	1,411,157
Progress Energy, Inc. (Electric)	1,968	82,321
Progressive Corp. (Insurance)	5,166	96,708
ProLogis (REIT)	2,009	109,189
Prudential Financial, Inc. (Insurance)	3,321	198,397
Public Service Enterprise Group, Inc. (Electric)	3,854	177,014
Public Storage, Inc. (REIT)	943	76,185
Pulte Homes, Inc. (Home Builders)	1,640	15,793
QLogic Corp.* (Semiconductors)	1,025	14,955
Qualcomm, Inc. (Telecommunications)	12,300	545,751
Quest Diagnostics, Inc. (Healthcare-Services)	1,189	57,631
Questar Corp. (Pipelines)	1,312	93,204
Qwest Communications International, Inc. (Telecommunications)	11,562	45,439
R. R. Donnelley & Sons Co. (Commercial Services)	1,599	47,474
RadioShack Corp. (Retail)	984	12,074
Range Resources Corp. (Oil & Gas)	1,189	77,927
Raytheon Co. (Aerospace/Defense)	3,198	179,983
Regions Financial Corp. (Banks)	5,289	57,703
Reynolds American, Inc. (Agriculture)	1,312	61,231
Robert Half International, Inc. (Commercial Services)	1,189	28,500
Rockwell Collins, Inc. (Aerospace/Defense)	1,230	58,991
Rockwell International Corp. (Machinery-Diversified)	1,107	48,409
Rohm & Haas Co. (Chemicals)	943	43,793
Rowan Cos., Inc. (Oil & Gas)	861	40,252
Ryder System, Inc. (Transportation)	451	31,065
SAFECO Corp. (Insurance)	697	46,811
Safeway, Inc. (Food)	3,321	94,815
SanDisk Corp.* (Computers)	1,722	32,201
Sara Lee Corp. (Food)	5,371	65,795
Schering-Plough Corp. (Pharmaceuticals)	12,300	242,187
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,061	973,423
Sealed Air Corp. (Packaging & Containers)	1,230	23,382
Sears Holdings Corp.* (Retail)	533	39,261
Sempra Energy (Gas)	1,886	106,465
Sherwin-Williams Co. (Chemicals)	738	33,896
Sigma-Aldrich Corp. (Chemicals)	984	52,998
Simon Property Group, Inc. (REIT)	1,722	154,791
SLM Corp.* (Diversified Financial Services)	3,567	69,021
Smith International, Inc. (Oil & Gas Services)	1,517	126,123
Snap-on, Inc. (Hand/Machine Tools)	451	23,457
Southern Co. (Electric)	5,822	203,304
Southwest Airlines Co. (Airlines)	5,576	72,711
Southwestern Energy Co.* (Oil & Gas)	2,583	122,977
Sovereign Bancorp, Inc. (Savings & Loans)	3,649	26,857
Spectra Energy Corp. (Pipelines)	4,797	137,866
Sprint Corp. (Telecommunications)	21,648	205,656
St. Jude Medical, Inc.* (Healthcare-Products)	2,583	105,593
Staples, Inc. (Retail)	5,330	126,588
Starbucks Corp.* (Retail)	5,535	87,121
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,435	57,500
State Street Corp. (Banks)	3,239	207,264
Stryker Corp. (Healthcare-Products)	1,804	113,436
Sun Microsystems, Inc.* (Computers)	5,945	64,682
Sunoco, Inc. (Oil & Gas)	902	36,702
SunTrust Banks, Inc. (Banks)	2,665	96,526
SuperValu, Inc. (Food)	1,599	49,393
Symantec Corp.* (Internet)	6,396	123,763
Sysco Corp. (Food)	4,551	125,198
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,968	111,133
Target Corp. (Retail)	5,904	274,477
TECO Energy, Inc. (Electric)	1,599	34,363
Tellabs, Inc.* (Telecommunications)	3,034	14,108
Tenet Healthcare Corp.* (Healthcare-Services)	3,649	20,288
Teradata Corp.* (Computers)	1,353	31,308
Teradyne, Inc.* (Semiconductors)	1,312	14,524
Terex Corp.* (Machinery-Construction & Mining)	779	40,017
Tesoro Petroleum Corp. (Oil & Gas)	1,066	21,075
Texas Instruments, Inc. (Semiconductors)	10,045	282,867
Textron, Inc. (Miscellaneous Manufacturing)	1,886	90,396
The AES Corp.* (Electric)	5,084	97,664
The Charles Schwab Corp. (Diversified Financial Services)	7,052	144,848
The Dow Chemical Co. (Chemicals)	7,052	246,185
The E.W. Scripps Co.—Class A (Media)	697	28,953
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	861	39,993
The Gap, Inc. (Retail)	3,403	56,728

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,993	$523,476
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,845	32,896
The Hershey Co. (Food)	1,271	41,663
The New York Times Co.—Class A (Media)	1,107	17,037
The Pepsi Bottling Group, Inc. (Beverages)	1,025	28,618
The Stanley Works (Hand/Machine Tools)	615	27,570
The Travelers Companies, Inc. (Insurance)	4,592	199,293
The Williams Cos., Inc. (Pipelines)	4,428	178,493
Thermo Electron Corp.* (Electronics)	3,157	175,940
Tiffany & Co. (Retail)	943	38,427
Time Warner, Inc. (Media)	27,183	402,308
Titanium Metals Corp. (Mining)	738	10,325
TJX Cos., Inc. (Retail)	3,239	101,931
Torchmark Corp. (Insurance)	697	40,879
Total System Services, Inc. (Software)	1,517	33,708
Transocean, Inc.ADR* (Oil & Gas)	2,420	368,784
Tyco Electronics, Ltd.ADR (Electronics)	3,649	130,707
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,649	146,106
Tyson Foods, Inc.—Class A (Food)	2,091	31,240
U.S. Bancorp (Banks)	13,243	369,347
Union Pacific Corp. (Transportation)	3,936	297,168
Unisys Corp.* (Computers)	2,706	10,689
United Parcel Service, Inc.—Class B (Transportation)	7,749	476,331
United States Steel Corp. (Iron/Steel)	902	166,672
United Technologies Corp. (Aerospace/Defense)	7,380	455,346
UnitedHealth Group, Inc. (Healthcare-Services)	9,348	245,385
UnumProvident Corp. (Insurance)	2,624	53,661
UST, Inc. (Agriculture)	1,107	60,453
V.F. Corp. (Apparel)	656	46,694
Valero Energy Corp. (Oil & Gas)	4,018	165,461
Varian Medical Systems, Inc.* (Healthcare-Products)	943	48,895
VeriSign, Inc.* (Internet)	1,476	55,793
Verizon Communications, Inc. (Telecommunications)	21,648	766,339
Viacom, Inc.—Class B* (Media)	4,797	146,500
Vornado Realty Trust (REIT)	1,025	90,200
Vulcan Materials Co. (Building Materials)	820	49,020
W.W. Grainger, Inc. (Distribution/Wholesale)	492	40,246
Wachovia Corp. (Banks)	16,236	252,145
Wal-Mart Stores, Inc. (Retail)	17,671	993,110
Walgreen Co. (Retail)	7,544	245,255
Walt Disney Co. (Media)	14,473	451,558
Washington Mutual, Inc. (Savings & Loans)	8,036	39,617
Washington Post Co.—Class B (Media)	41	24,063
Waste Management, Inc. (Environmental Control)	3,731	140,696
Waters Corp.* (Electronics)	779	50,246
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	779	21,165
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,166	256,182
WellPoint, Inc.* (Healthcare-Services)	4,018	191,498
Wells Fargo & Co. (Banks)	25,092	595,935
Wendy’s International, Inc. (Retail)	656	17,856
Western Union Co. (Commercial Services)	5,617	138,852
Weyerhaeuser Co. (Forest Products & Paper)	1,599	81,773
Whirlpool Corp. (Home Furnishings)	574	35,433
Whole Foods Market, Inc. (Food)	1,066	25,254
Windstream Corp. (Telecommunications)	3,403	41,993
Wrigley (WM.) Jr. Co. (Food)	1,640	127,559
Wyeth (Pharmaceuticals)	10,127	485,691
Wyndham Worldwide Corp. (Lodging)	1,353	24,232
Xcel Energy, Inc. (Electric)	3,280	65,830
Xerox Corp. (Office/Business Equipment)	6,847	92,845
Xilinx, Inc. (Semiconductors)	2,132	53,833
XL Capital, Ltd.—Class AADR (Insurance)	1,353	27,818
XTO Energy, Inc. (Oil & Gas)	3,895	266,846
Yahoo!, Inc.* (Internet)	10,455	216,000
YUM! Brands, Inc. (Retail)	3,608	126,605
Zimmer Holdings, Inc.* (Healthcare-Products)	1,763	119,972
Zions Bancorp (Banks)	820	25,822

TOTAL COMMON STOCKS
(Cost $53,371,974)		84,705,390

Repurchase Agreements (7.9%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $1,946,108 (Collateralized by $1,887,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,985,157)	$1,946,000	1,946,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $1,326,077 (Collateralized by $1,337,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,352,773)	1,326,000	1,326,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,100,127 (Collateralized by $2,083,000 Federal Home Loan Mortgage Corp., 4.75%, 3/5/09, market value $2,142,519)	2,100,000	2,100,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,233,140 (Collateralized by $2,275,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,280,432)	2,233,000	2,233,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,605,000)		7,605,000

TOTAL INVESTMENT SECURITIES
(Cost $60,976,974)—95.8%		92,310,390
Net other assets (liabilities)—4.2%		4,051,362

NET ASSETS—100.0%		$96,361,752

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $8,324,875)	130	$(136,767)
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,881,688)	9	(140,666)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	3.2%
Beverages	2.2%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.5%
Commercial Services	1.5%
Computers	4.3%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.8%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.3%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.8%
Investment Companies	NM
Iron/Steel	0.6%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	11.1%
Oil & Gas Services	2.5%
Packaging & Containers	NM
Pharmaceuticals	4.8%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	3.5%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	12.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $53,371,974)	$84,705,390
Repurchase agreements, at cost	7,605,000

Total Investment Securities	92,310,390
Cash	5,841
Segregated cash balances with brokers for futures contracts	612,563
Dividends and interest receivable	126,710
Receivable for capital shares issued	5,616,241
Receivable for investments sold	18,360
Variation margin on futures contracts	910
Prepaid expenses	749

Total Assets	98,691,764

Liabilities:
Payable for investments purchased	2,129,307
Payable for capital shares redeemed	7,672
Advisory fees payable	63,355
Management services fees payable	8,448
Administration fees payable	2,913
Administrative services fees payable	41,293
Distribution fees payable	34,948
Trustee fees payable	8
Transfer agency fees payable	8,334
Fund accounting fees payable	4,972
Compliance services fees payable	1,108
Other accrued expenses	27,654

Total Liabilities	2,330,012

Net Assets	$96,361,752

Net Assets consist of:
Capital	$59,718,761
Accumulated net investment income (loss)	1,388,670
Accumulated net realized gains (losses) on investments	4,198,338
Net unrealized appreciation (depreciation) on investments	31,055,983

Net Assets	$96,361,752

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,562,185

Net Asset Value (offering and redemption price per share)	$27.05

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,269,025
Interest	130,056

Total Investment Income	1,399,081

Expenses:
Advisory fees	491,083
Management services fees	98,217
Administration fees	17,596
Transfer agency fees	21,633
Administrative services fees	214,290
Distribution fees	163,694
Custody fees	13,750
Fund accounting fees	31,286
Trustee fees	945
Compliance services fees	245
Other fees	50,824

Total Gross Expenses before reductions	1,103,563
Less Expenses reduced by the Advisor	(36,275)

Total Net Expenses	1,067,288

Net Investment Income (Loss)	331,793

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,909,245
Net realized gains (losses) on futures contracts	(1,290,550)
Change in net unrealized appreciation/depreciation on investments	(17,996,844)

Net Realized and Unrealized Gains (Losses) on Investments	(15,378,149)

Change in Net Assets Resulting from Operations	$(15,046,356)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$331,793	$1,056,877
Net realized gains (losses) on investments	2,618,695	26,521,563
Change in net unrealized appreciation/depreciation on investments	(17,996,844)	(21,008,213)

Change in net assets resulting from operations	(15,046,356)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544
Net realized gains on investments	—	(1,803,068)

Change in net assets resulting from distributions	—	(2,622,612)

Capital Transactions:
Proceeds from shares issued	332,060,517	723,540,393
Dividends reinvested	—	2,622,612
Value of shares redeemed	(384,176,433)	(877,480,461)

Change in net assets resulting from capital transactions	(52,115,916)	(151,317,456)

Change in net assets	(67,162,272)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$96,361,752	$163,524,024

Accumulated net investment income (loss)	$1,388,670	$1,056,877

Share Transactions:
Issued	11,552,084	22,915,243
Reinvested	—	84,058
Redeemed	(13,282,306)	(27,934,190)

Change in shares	(1,730,222)	(4,934,889)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.90		$30.40	$28.27	$27.59	$25.72	$20.48

Investment Activities:
Net investment income (loss)(a)	0.07		0.19	0.11	0.06	0.06	(0.05)
Net realized and unrealized gains (losses) on investments	(3.92)		0.89	3.63	0.69	2.19	5.29

Total income (loss) from investment activities	(3.85)		1.08	3.74	0.75	2.25	5.24

Distributions to Shareholders From:
Net investment income	—		(0.18)	(0.08)	(0.07)	—	—
Net realized gains on investments	—		(0.40)	(1.53)	—	(0.38)	—

Total distributions	—		(0.58)	(1.61)	(0.07)	(0.38)	—

Net Asset Value, End of Period	$27.05		$30.90	$30.40	$28.27	$27.59	$25.72

Total Return	(12.46	)%(b)	3.55%	13.66%	2.74%	8.83%	25.59%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.67%	1.70%	1.78%	1.78%	1.87%
Net expenses(c)	1.63%		1.62%	1.67%	1.78%	1.78%	1.87%
Net investment income (loss)(c)	0.51%		0.60%	0.38%	0.21%	0.22%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$96,362		$163,524	$310,894	$297,546	$391,257	$223,123
Portfolio turnover rate(d)	140	%(b)	175%	224%	273%	202%	392%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	33%
Swap Agreements	67%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Industrial	18%
Consumer Non-Cyclical	18%
Financial	14%
Energy	12%
Consumer Cyclical	11%
Technology	8%
Utilities	7%
Basic Materials	7%
Communications	5%

PROFUNDS VP ProFund VP Mid-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,014 (Collateralized by $240,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $252,484)	$247,000	$247,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,014 (Collateralized by $250,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $252,949)	247,000	247,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,015 (Collateralized by $250,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $255,877)	247,000	247,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $243,015 (Collateralized by $245,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $249,798)	243,000	243,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $247,011 (Collateralized by $247,524 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $251,940)	247,000	247,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,231,000)		1,231,000

TOTAL INVESTMENT SECURITIES
(Cost $1,231,000)—99.6%		1,231,000
Net other assets (liabilities)—0.4%		5,260

NET ASSETS—100.0%		$1,236,260

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $409,950)	5	$(18,067)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	$826,353	$(4,729)

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Mid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,231,000
Cash	793
Segregated cash balances with brokers for futures contracts	18,469
Interest receivable	69
Prepaid expenses	2

Total Assets	1,250,333

Liabilities:
Payable for capital shares redeemed	219
Unrealized loss on swap agreements	4,729
Variation margin on futures contracts	2,250
Advisory fees payable	2,239
Management services fees payable	299
Administration fees payable	91
Administrative services fees payable	1,462
Distribution fees payable	1,898
Transfer agency fees payable	291
Fund accounting fees payable	156
Compliance services fees payable	18
Other accrued expenses	421

Total Liabilities	14,073

Net Assets	$1,236,260

Net Assets consist of:
Capital	$1,520,021
Accumulated net investment income (loss)	13,513
Accumulated net realized gains (losses) on investments	(274,478)
Net unrealized appreciation (depreciation) on investments	(22,796)

Net Assets	$1,236,260

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	44,111

Net Asset Value (offering and redemption price per share)	$28.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$18,650

Expenses:
Advisory fees	6,540
Management services fees	1,308
Administration fees	283
Transfer agency fees	351
Administrative services fees	1,566
Distribution fees	2,180
Custody fees	1,271
Fund accounting fees	487
Trustee fees	16
Compliance services fees	25
Other fees	820

Total Gross Expenses before reductions	14,847
Less Expenses reduced by the Advisor	(843)

Total Net Expenses	14,004

Net Investment Income (Loss)	4,646

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	16,038
Net realized gains (losses) on swap agreements	(41,543)
Change in net unrealized appreciation/depreciation
Change in net unrealized appreciation/depreciation	(20,423)

Net Realized and Unrealized Gains (Losses) on Investments	(45,928)

Change in Net Assets Resulting from Operations	$(41,282)

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$4,646	$8,713
Net realized gains (losses) on investments	(25,505)	(248,973)
Change in net unrealized appreciation/depreciation on investments	(20,423)	(2,373)

Change in net assets resulting from operations	(41,282)	(242,633)

Capital Transactions:
Proceeds from shares issued	11,427,517	5,505,410
Value of shares redeemed	(10,343,690)	(5,069,062)

Change in net assets resulting from capital transactions	1,083,827	436,348

Change in net assets	1,042,545	193,715
Net Assets:
Beginning of period	193,715	—

End of period	$1,236,260	$193,715

Accumulated net investment income (loss)	$13,513	$8,867

Share Transactions:
Issued	386,683	179,665
Redeemed	(349,092)	(173,145)

Change in shares	37,591	6,520

(a)	Commencement of operations

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$29.71		$30.00

Investment Activities:
Net investment income (loss)(b)	0.08		0.30
Net realized and unrealized gains (losses) on investments	(1.76)		(0.59)

Total income (loss) from investment activities	(1.68)		(0.29)

Net Asset Value, End of Period	$28.03		$29.71

Total Return	(5.65	)%(c)	(0.97	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%		2.02%
Net expenses(d)	1.61%		1.63%
Net investment income (loss)(d)	0.53%		2.98%

Supplemental Data:
Net assets, end of period (000’s)	$1,236		$194
Portfolio turnover rate(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	2%
Swap Agreements	15%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Comstock Resources, Inc.	0.3%
W-H Energy Services, Inc.	0.3%
Penn Virginia Corp.	0.3%
Energy Conversion Devices, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks (83.4%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,476	$42,228
AAR Corp.* (Aerospace/Defense)	2,460	33,284
Aaron Rents, Inc. (Commercial Services)	2,214	49,439
Abaxis, Inc.* (Healthcare-Products)	1,476	35,616
ABIOMED, Inc.* (Healthcare-Products)	2,706	48,032
AbitibiBowater, Inc. (Forest Products & Paper)	2,952	27,542
ABM Industries, Inc. (Commercial Services)	2,706	60,208
Acadia Realty Trust (REIT)	3,690	85,423
ACI Worldwide, Inc.* (Software)	1,968	34,617
Acorda Therapeutics, Inc.* (Biotechnology)	1,968	64,609
Actel Corp.* (Semiconductors)	3,198	53,886
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,952	92,545
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,722	82,794
Acxiom Corp. (Software)	4,674	53,704
Administaff, Inc. (Commercial Services)	1,476	41,166
ADTRAN, Inc. (Telecommunications)	3,444	82,105
Aeropostale, Inc.* (Retail)	2,952	92,486
Affymetrix, Inc.* (Biotechnology)	4,182	43,033
Agilysys, Inc. (Computers)	3,690	41,845
Agree Realty Corp. (REIT)	2,214	48,819
Alaska Communications Systems Group, Inc. (Telecommunications)	4,920	58,745
Albany International Corp.—Class A (Machinery-Diversified)	2,214	64,206
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,722	124,845
Align Technology, Inc.* (Healthcare-Products)	3,936	41,289
Alkermes, Inc.* (Pharmaceuticals)	5,166	63,852
Alliance One International, Inc.* (Agriculture)	5,658	28,912
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,968	35,030
Allscripts Healthcare Solutions, Inc.* (Software)	3,690	45,793
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,968	52,605
Alpharma, Inc.—Class A* (Pharmaceuticals)	2,460	55,424
Altra Holdings, Inc.* (Machinery-Diversified)	3,444	57,894
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,230	41,943
AMCOL International Corp. (Mining)	1,476	42,007
Amedisys, Inc.* (Healthcare-Services)	1,230	62,017
American Equity Investment Life Holding Co. (Insurance)	5,412	44,108
American Greetings Corp.—Class A (Household Products/Wares)	3,444	42,499
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,428	66,199
American Oriental Bioengineering, Inc.* (Biotechnology)	3,690	36,420
American Reprographics Co.* (Software)	2,706	45,055
American States Water Co. (Water)	2,460	85,952
American Superconductor Corp.* (Electrical Components & Equipment)	1,968	70,553
Amerigon, Inc.* (Auto Parts & Equipment)	3,936	27,985
AMERIGROUP Corp.* (Healthcare-Services)	2,460	51,168
Amerisafe, Inc.* (Insurance)	3,690	58,819
Amkor Technology, Inc.* (Semiconductors)	5,412	56,339
AMN Healthcare Services, Inc.* (Commercial Services)	3,198	54,110
ANADIGICS, Inc.* (Semiconductors)	4,182	41,193
Angelica Corp. (Textiles)	2,706	57,557
AngioDynamics, Inc.* (Healthcare-Products)	2,214	30,155
Anixter International, Inc.* (Telecommunications)	1,230	73,173
Ansoft Corp.* (Computers)	1,230	44,772
Apogee Enterprises, Inc. (Building Materials)	1,968	31,803
Apollo Investment Corp. (Investment Companies)	7,872	112,806
Applera Corp.—Celera Genomics Group* (Biotechnology)	4,920	55,891
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,214	53,512
Applied Micro Circuits Corp.* (Semiconductors)	6,150	52,644
Arbitron, Inc. (Commercial Services)	1,476	70,110
Arch Chemicals, Inc. (Chemicals)	1,476	48,929
Arena Resources, Inc.* (Oil & Gas)	1,476	77,962
Ares Capital Corp. (Investment Companies)	8,610	86,789
Argo Group International Holdings, Ltd.ADR* (Insurance)	2,214	74,302
Ariba, Inc.* (Internet)	4,674	68,755
Arkansas Best Corp. (Transportation)	1,476	54,081
Arris Group, Inc.* (Telecommunications)	6,396	54,046
ArthroCare Corp.* (Healthcare-Products)	1,230	50,196
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,444	42,981
Asbury Automotive Group, Inc. (Retail)	3,936	50,578
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,428	104,811
Associated Estates Realty Corp. (REIT)	3,936	42,155

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Assured Guaranty, Ltd.ADR (Insurance)	3,198	$57,532
ATC Technology Corp.* (Auto Parts & Equipment)	1,968	45,815
Atheros Communications* (Telecommunications)	2,706	81,180
Atlas America, Inc. (Oil & Gas)	1,968	88,658
ATP Oil & Gas Corp.* (Oil & Gas)	1,230	48,548
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	2,214	74,435
Avista Corp. (Electric)	5,658	121,421
Avocent Corp.* (Internet)	2,706	50,332
Baldor Electric Co. (Hand/Machine Tools)	2,214	77,446
Bally Technologies, Inc.* (Entertainment)	2,460	83,148
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	3,444	55,758
Bank Mutual Corp. (Banks)	6,150	61,746
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,460	56,801
Basic Energy Services, Inc.* (Oil & Gas Services)	1,968	61,992
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,936	41,761
Belden, Inc. (Electrical Components & Equipment)	1,968	66,676
Belo Corp.—Class A (Media)	7,380	53,948
Benchmark Electronics, Inc.* (Electronics)	3,936	64,314
Bentley Pharmaceuticals, Inc.* (Healthcare-Services)	2,706	43,702
Berry Petroleum Co.—Class A (Oil & Gas)	1,476	86,907
Bill Barrett Corp.* (Oil & Gas)	1,476	87,689
BioMed Realty Trust, Inc. (REIT)	3,690	90,516
Blackboard, Inc.* (Software)	1,476	56,427
Blount International, Inc.* (Machinery-Diversified)	3,936	45,697
Blue Coat Systems, Inc.* (Internet)	1,968	27,768
Bob Evans Farms, Inc. (Retail)	2,460	70,356
Borders Group, Inc. (Retail)	4,674	28,044
Bowne & Co., Inc. (Commercial Services)	2,952	37,638
BPZ Resources, Inc.* (Oil & Gas)	2,460	72,324
Brady Corp.—Class A (Electronics)	2,460	84,944
Briggs & Stratton Corp. (Machinery-Diversified)	3,936	49,908
Brigham Exploration Co.* (Oil & Gas)	2,460	38,942
Bronco Drilling Co., Inc.* (Oil & Gas)	3,936	72,344
Brookline Bancorp, Inc. (Savings & Loans)	7,626	72,828
Brooks Automation, Inc.* (Semiconductors)	5,658	46,792
Bruker Corp.* (Healthcare-Products)	2,952	37,933
Brunswick Corp. (Leisure Time)	5,166	54,760
Brush Engineered Materials, Inc.* (Mining)	1,476	36,044
Calgon Carbon Corp.* (Environmental Control)	2,460	38,032
California Pizza Kitchen, Inc.* (Retail)	3,936	44,044
California Water Service Group (Water)	2,460	80,614
Callaway Golf Co. (Leisure Time)	4,428	52,383
Callon Petroleum Co.* (Oil & Gas)	1,968	53,844
Cano Petroleum, Inc.* (Oil & Gas)	2,952	23,439
Capital Lease Funding, Inc. (REIT)	6,642	49,749
Capstead Mortgage Corp. (REIT)	3,444	37,367
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,134	29,891
CARBO Ceramics, Inc. (Oil & Gas Services)	1,230	71,770
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,230	83,751
Carter’s, Inc.* (Apparel)	3,198	44,196
Casey’s General Stores, Inc. (Retail)	2,706	62,698
Cash America International, Inc. (Retail)	1,476	45,756
Cathay Bancorp, Inc. (Banks)	5,166	56,154
Cavium Networks, Inc.* (Semiconductors)	1,722	36,162
Cbeyond, Inc.* (Telecommunications)	1,968	31,527
Cedar Shopping Centers, Inc. (REIT)	7,380	86,494
Centene Corp.* (Healthcare-Services)	2,214	37,173
Centennial Communications Corp.* (Telecommunications)	4,674	32,671
Central Pacific Financial Corp. (Banks)	4,182	44,580
Central Vermont Public Service Corp. (Electric)	2,460	47,650
Cenveo, Inc.* (Commercial Services)	3,444	33,648
Cepheid, Inc.* (Healthcare-Products)	2,706	76,093
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,476	50,627
Charlotte Russe Holding, Inc.* (Retail)	2,460	43,690
Charming Shoppes, Inc.* (Retail)	6,396	29,358
Chart Industries, Inc.* (Machinery-Diversified)	1,476	71,793
Chattem, Inc.* (Cosmetics/Personal Care)	984	64,009
Checkpoint Systems, Inc.* (Electronics)	2,460	51,365
Cheesecake Factory, Inc.* (Retail)	4,920	78,277
Chemed Corp. (Commercial Services)	1,230	45,030
Chesapeake Utilities Corp. (Oil & Gas Services)	2,214	56,944
Chico’s FAS, Inc.* (Retail)	7,134	38,310
Cirrus Logic, Inc.* (Semiconductors)	5,658	31,458
CKE Restaurants, Inc. (Retail)	4,428	55,217
Clarcor, Inc. (Miscellaneous Manufacturing)	2,460	86,346
Clean Harbors, Inc.* (Environmental Control)	738	52,442
Cleco Corp. (Electric)	3,936	91,827
CMGI, Inc.* (Internet)	2,952	31,291
CNET Networks, Inc.* (Internet)	8,856	101,755
Coeur d’Alene Mines Corp.* (Mining)	15,498	44,944
Cogdell Spencer, Inc. (REIT)	2,706	43,973
Cogent Communications Group, Inc.* (Internet)	2,706	36,260
Cogent, Inc.* (Electronics)	3,690	41,955
Cognex Corp. (Machinery-Diversified)	2,706	62,373
Coinstar, Inc.* (Commercial Services)	1,722	56,327
Collective Brands, Inc.* (Retail)	3,444	40,054
Colonial Properties Trust (REIT)	3,690	73,874
Comfort Systems USA, Inc. (Building Materials)	4,182	56,206
Community Bank System, Inc. (Banks)	3,444	71,015
Commvault Systems, Inc.* (Software)	2,706	45,028
Compass Minerals International, Inc. (Mining)	1,230	99,089
Complete Production Services, Inc.* (Oil & Gas Services)	2,460	89,593
comScore, Inc.* (Internet)	1,230	26,839
Comstock Resources, Inc.* (Oil & Gas)	1,722	145,388
Comtech Telecommunications Corp.* (Telecommunications)	1,476	72,324
Conceptus, Inc.* (Healthcare-Products)	2,706	50,034
Concho Resources, Inc.* (Oil & Gas)	2,214	82,582
Concur Technologies, Inc.* (Software)	1,968	65,397
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,428	34,716
Corinthian Colleges, Inc.* (Commercial Services)	4,674	54,265
Corporate Office Properties Trust (REIT)	2,460	84,452
CoStar Group, Inc.* (Commercial Services)	1,230	54,673
Cox Radio, Inc.—Class A* (Media)	5,658	66,764
Crocs, Inc.* (Apparel)	4,674	37,439
Cross Country Healthcare, Inc.* (Commercial Services)	2,952	42,538
Crosstex Energy, Inc. (Oil & Gas)	2,214	76,737
CryoLife, Inc.* (Biotechnology)	3,198	36,585
CSG Systems International, Inc.* (Software)	3,690	40,664
CSK Auto Corp.* (Retail)	3,444	36,093
CTS Corp. (Electronics)	5,166	51,918
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	57,116
Curtiss-Wright Corp. (Aerospace/Defense)	1,968	88,048
CV Therapeutics, Inc.* (Pharmaceuticals)	4,428	36,442
CVB Financial Corp. (Banks)	5,658	53,412
Cyberonics, Inc.* (Healthcare-Products)	2,214	48,044
CyberSource Corp.* (Internet)	3,198	53,503
Cypress Bioscience, Inc.* (Pharmaceuticals)	3,936	28,300
Daktronics, Inc. (Electronics)	1,968	39,695
Darwin Professional Underwriters, Inc.* (Insurance)	1,968	60,614
Data Domain, Inc.* (Computers)	2,460	57,392
DCT Industrial Trust, Inc. (REIT)	8,610	71,291
DealerTrack Holdings, Inc.* (Internet)	2,706	38,182
Deckers Outdoor Corp.* (Apparel)	492	68,486
Delta Petroleum Corp.* (Oil & Gas)	2,952	75,335
Deluxe Corp. (Commercial Services)	2,952	52,605

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Diamond Foods, Inc. (Food)	2,214	$51,011
DiamondRock Hospitality Co. (REIT)	6,150	66,973
Digimarc Corp.* (Computers)	3,444	48,767
Digital River, Inc.* (Internet)	1,722	66,435
Dillards, Inc.—Class A (Retail)	3,198	37,001
Dime Community Bancshares, Inc. (Savings & Loans)	3,690	60,922
Diodes, Inc.* (Semiconductors)	1,722	47,596
Dionex Corp.* (Electronics)	984	65,308
Dollar Financial Corp.* (Commercial Services)	2,214	33,454
Double Hull Tankers, Inc.ADR (Transportation)	5,166	51,815
Dress Barn, Inc.* (Retail)	3,198	42,789
Drill-Quip, Inc.* (Oil & Gas Services)	1,230	77,490
DSP Group, Inc.* (Semiconductors)	4,182	29,274
DTS, Inc.* (Home Furnishings)	1,722	53,933
Dycom Industries, Inc.* (Engineering & Construction)	2,460	35,719
Dynamic Materials Corp. (Metal Fabricate/Hardware)	984	32,423
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,460	72,742
EarthLink, Inc.* (Internet)	5,412	46,814
East West Bancorp, Inc. (Banks)	7,380	52,103
Eclipsys Corp.* (Software)	3,444	63,232
Education Realty Trust, Inc. (REIT)	6,150	71,647
eHealth, Inc.* (Insurance)	1,968	34,755
El Paso Electric Co.* (Electric)	4,182	82,804
Electronics for Imaging, Inc.* (Computers)	3,936	57,466
EMCOR Group, Inc.* (Engineering & Construction)	3,198	91,239
EMCORE Corp.* (Semiconductors)	4,920	30,799
Empire District Electric Co. (Electric)	6,642	123,143
Emulex Corp.* (Semiconductors)	4,674	54,452
Encore Wire Corp. (Electrical Components & Equipment)	1,968	41,702
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,722	126,808
Energy Partners, Ltd.* (Oil & Gas)	3,198	47,714
EnerSys* (Electrical Components & Equipment)	1,722	58,944
ENGlobal Corp.* (Commercial Services)	2,706	38,533
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,476	55,114
Entegris, Inc.* (Semiconductors)	7,626	49,950
Enzon Pharmaceuticals, Inc.* (Biotechnology)	6,396	45,540
Epicor Software Corp.* (Software)	5,412	37,397
EPIQ Systems, Inc.* (Software)	3,936	55,891
eResearchTechnology, Inc.* (Internet)	2,952	51,483
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,230	57,712
ESSA Bancorp, Inc. (Banks)	6,150	76,998
Esterline Technologies Corp.* (Aerospace/Defense)	1,476	72,708
Euronet Worldwide, Inc.* (Commercial Services)	3,198	54,046
ev3, Inc.* (Healthcare-Products)	4,920	46,642
Evercore Partners, Inc.—Class A (Diversified Financial Services)	3,198	30,381
Evergreen Solar, Inc.* (Energy-Alternate Sources)	4,920	47,675
Exar Corp.* (Semiconductors)	5,904	44,516
EXCO Resources, Inc.* (Oil & Gas)	3,198	118,038
Exelixis, Inc.* (Biotechnology)	7,872	39,360
Exide Technologies* (Electrical Components & Equipment)	3,198	53,598
Extra Space Storage, Inc. (REIT)	5,166	79,350
EZCORP, Inc.—Class A* (Retail)	3,690	47,048
Fair Isaac Corp. (Software)	2,706	56,204
FairPoint Communications, Inc. (Telecommunications)	5,658	40,794
FalconStor Software, Inc.* (Software)	4,674	33,092
FCStone Group, Inc.* (Diversified Financial Services)	1,230	34,354
Federal Signal Corp. (Miscellaneous Manufacturing)	4,428	53,136
FEI Co.* (Electronics)	2,460	56,039
FelCor Lodging Trust, Inc. (REIT)	6,150	64,575
Ferro Corp. (Chemicals)	3,198	59,994
Financial Federal Corp. (Diversified Financial Services)	2,214	48,619
First BanCorp (Banks)	5,166	32,752
First Midwest Bancorp, Inc. (Banks)	3,936	73,406
First Niagara Financial Group, Inc. (Savings & Loans)	7,626	98,070
First Potomac Realty Trust (REIT)	4,920	74,981
FirstMerit Corp. (Banks)	5,658	92,282
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,476	30,435
Flow International Corp.* (Machinery-Diversified)	3,936	30,701
Flowers Foods, Inc. (Food)	3,936	111,546
Forestar Real Estate Group, Inc.* (Real Estate)	2,214	42,177
FormFactor, Inc.* (Semiconductors)	2,952	54,405
Forward Air Corp. (Transportation)	1,968	68,093
Fossil, Inc.* (Household Products/Wares)	2,460	71,512
Foundry Networks, Inc.* (Telecommunications)	7,380	87,232
Fred’s, Inc. (Retail)	4,182	47,006
Fresh Del Monte Produce, Inc.ADR* (Food)	2,214	52,184
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	738	28,413
FuelCell Energy, Inc.* (Energy-Alternate Sources)	6,150	43,665
Fuller (H.B.) Co. (Chemicals)	2,706	60,723
Gartner Group, Inc.* (Commercial Services)	2,952	61,165
Gaylord Entertainment Co.* (Lodging)	2,706	64,836
Genco Shipping & Trading, Ltd.ADR (Transportation)	738	48,118
Genesco, Inc. (Retail)	1,476	45,564
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,722	58,582
GeoEye, Inc.* (Telecommunications)	1,968	34,853
GFI Group, Inc (Diversified Financial Services)	4,428	39,896
Gibraltar Industries, Inc. (Iron/Steel)	2,214	35,358
Glacier Bancorp, Inc. (Banks)	4,182	66,870
Gladstone Investment Corp. (Diversified Financial Services)	4,920	31,636
Glatfelter (Forest Products & Paper)	5,166	69,793
Glimcher Realty Trust (REIT)	4,674	52,255
Global Crossing, Ltd.ADR* (Telecommunications)	2,214	39,719
GMX Resources, Inc.* (Oil & Gas)	738	54,686
Golar LNG, Ltd.ADR (Transportation)	3,690	57,158
Goodrich Petroleum Corp.* (Oil & Gas)	984	81,593
GrafTech International, Ltd.* (Electrical Components & Equipment)	4,428	118,803
Granite Construction, Inc. (Engineering & Construction)	1,476	46,538
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,230	46,211
Greenfield Online, Inc.* (Advertising)	3,444	51,384
Grey Wolf, Inc.* (Oil & Gas)	7,134	64,420
Griffon Corp.* (Miscellaneous Manufacturing)	4,674	40,944
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,706	44,622
Hanmi Financial Corp. (Banks)	11,316	58,956
Harmonic, Inc.* (Telecommunications)	5,658	53,808
Harvest Natural Resources, Inc.* (Oil & Gas)	3,936	43,532
Headwaters, Inc.* (Energy-Alternate Sources)	3,444	40,536
HealthExtras, Inc.* (Pharmaceuticals)	2,214	66,730
HEALTHSOUTH Corp.* (Healthcare-Services)	4,182	69,547
Healthways, Inc.* (Healthcare-Services)	1,722	50,971
Heartland Express, Inc. (Transportation)	5,166	77,025
Hecla Mining Co.* (Mining)	7,134	66,061
HEICO Corp. (Aerospace/Defense)	1,722	56,034
Heidrick & Struggles International, Inc. (Commercial Services)	1,230	33,997
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,198	51,552
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,904	52,723
Hercules, Inc. (Chemicals)	5,412	91,625
Herman Miller, Inc. (Office Furnishings)	3,198	79,598
Hexcel Corp.* (Aerospace/Defense Equipment)	4,674	90,208
Hibbett Sports, Inc.* (Retail)	2,460	51,906

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	3,198	$100,481
Hilb, Rogal, and Hobbs Co. (Insurance)	2,214	96,220
Hilltop Holdings, Inc.* (Real Estate)	6,150	63,406
HMS Holdings Corp.* (Commercial Services)	1,722	36,971
Horace Mann Educators Corp. (Insurance)	5,166	72,427
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,230	69,507
Hot Topic, Inc.* (Retail)	5,658	30,610
Hub Group, Inc.—Class A* (Transportation)	1,968	67,168
Human Genome Sciences, Inc.* (Biotechnology)	7,626	39,731
Huron Consulting Group, Inc.* (Commercial Services)	984	44,615
Hutchinson Technology, Inc.* (Computers)	3,690	49,594
Iconix Brand Group, Inc.* (Apparel)	3,690	44,575
II-VI, Inc.* (Electronics)	1,476	51,542
IKON Office Solutions, Inc. (Office/Business Equipment)	4,428	49,948
Immersion Corp.* (Computers)	3,198	21,778
Immucor, Inc.* (Healthcare-Products)	3,444	89,131
Incyte Genomics, Inc.* (Biotechnology)	4,674	35,569
Independent Bank Corp. (Banks)	2,460	58,646
Infinera Corp.* (Telecommunications)	5,166	45,564
Informatica Corp.* (Software)	4,920	73,997
Infospace, Inc. (Internet)	3,690	30,738
Inland Real Estate Corp. (REIT)	5,904	85,136
Innerworkings, Inc.* (Software)	3,936	47,075
Insight Enterprises, Inc.* (Retail)	3,444	40,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,952	44,959
Insteel Industries, Inc. (Miscellaneous Manufacturing)	2,214	40,538
Insulet Corp.* (Healthcare-Products)	2,214	34,826
Integra LifeSciences Holdings* (Biotechnology)	1,476	65,652
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	1,968	63,232
InterDigital, Inc.* (Telecommunications)	2,706	65,810
Interface, Inc.—Class A (Office Furnishings)	3,444	43,153
Interline Brands, Inc.* (Building Materials)	3,198	50,944
Intermec, Inc.* (Machinery-Diversified)	2,706	57,042
InterMune, Inc.* (Biotechnology)	2,460	32,275
International Coal Group, Inc.* (Coal)	5,904	77,047
International Shipholding Corp.* (Transportation)	1,968	46,130
Interwoven, Inc.* (Internet)	3,444	41,362
Intevac, Inc.* (Machinery-Diversified)	2,460	27,749
Invacare Corp. (Healthcare-Products)	2,706	55,311
inVentiv Health, Inc.* (Advertising)	1,968	54,691
Investors Real Estate Trust (REIT)	7,380	70,405
ION Geophysical Corp.* (Oil & Gas Services)	4,182	72,976
Iowa Telecommunications Services, Inc. (Telecommunications)	4,182	73,645
IPC Holdings, Ltd.ADR (Insurance)	3,690	97,969
iPCS, Inc.* (Telecommunications)	1,476	43,734
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,674	63,707
Isle of Capri Casinos, Inc.* (Entertainment)	4,920	23,567
ITC Holdings Corp. (Electric)	2,214	113,158
J. Crew Group, Inc.* (Retail)	1,968	64,964
j2 Global Communications, Inc.* (Internet)	2,214	50,922
Jack Henry & Associates, Inc. (Computers)	4,428	95,822
Jack in the Box, Inc.* (Retail)	2,952	66,154
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,214	27,055
James River Coal Co.* (Coal)	984	57,751
Jo-Ann Stores, Inc.* (Retail)	1,722	39,658
Kaydon Corp. (Metal Fabricate/Hardware)	1,476	75,881
Kayne Anderson Energy Development Fund (Investment Companies)	2,952	67,748
Kendle International, Inc.* (Commercial Services)	1,230	44,686
Kenexa Corp.* (Commercial Services)	2,214	41,712
Kindred Healthcare, Inc.* (Healthcare-Services)	1,476	42,450
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	4,920	88,462
Knight Transportation, Inc. (Transportation)	3,690	67,527
Knoll, Inc. (Office Furnishings)	3,444	41,845
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	984	41,200
Korn/Ferry International* (Commercial Services)	2,952	46,435
L-1 Identity Solutions, Inc.* (Electronics)	3,690	49,151
Laclede Group, Inc. (Gas)	2,952	119,172
Lance, Inc. (Food)	2,952	55,409
Landec Corp.* (Chemicals)	5,904	38,199
Landry’s Restaurants, Inc. (Retail)	3,198	57,468
LaSalle Hotel Properties (REIT)	2,460	61,820
Lawson Software, Inc.* (Software)	6,642	48,287
Layne Christensen Co.* (Engineering & Construction)	984	43,089
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,182	34,794
Lear Corp.* (Auto Parts & Equipment)	2,952	41,859
Lexington Corporate Properties Trust (REIT)	5,904	80,472
Libbey, Inc. (Housewares)	3,444	25,623
Life Time Fitness, Inc.* (Leisure Time)	1,722	50,885
Lindsay Manufacturing Co. (Machinery-Diversified)	492	41,805
Live Nation, Inc.* (Commercial Services)	4,182	44,246
Longs Drug Stores Corp. (Retail)	1,476	62,154
Louisiana-Pacific Corp. (Forest Products & Paper)	5,904	50,125
Luby’s, Inc.* (Retail)	7,134	43,517
Lufkin Industries, Inc. (Oil & Gas Services)	738	61,461
Luminex Corp.* (Healthcare-Products)	2,214	45,498
Macrovision Solutions Corp.* (Entertainment)	4,428	66,243
Magellan Health Services, Inc.* (Healthcare-Services)	2,460	91,094
Magma Design Automation, Inc.* (Electronics)	4,920	29,864
Maguire Properties, Inc. (REIT)	2,952	35,926
Maidenform Brands, Inc.* (Apparel)	2,460	33,210
Manhattan Associates, Inc.* (Computers)	2,214	52,538
Martek Biosciences Corp.* (Biotechnology)	1,722	58,049
Marth Stewart Living Ominmedia, Inc.—Class A* (Media)	3,690	27,306
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,706	86,971
Masimo Corp.* (Healthcare-Products)	2,460	84,501
MasTec, Inc.* (Telecommunications)	3,198	34,091
Matrix Service Co.* (Oil & Gas Services)	1,476	34,037
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,476	66,804
Max Capital Group, Ltd.ADR (Insurance)	4,920	104,944
MAXIMUS, Inc. (Commercial Services)	1,722	59,960
McMoRan Exploration Co.* (Oil & Gas)	2,214	60,929
Medarex, Inc.* (Pharmaceuticals)	7,626	50,408
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,952	61,343
Mentor Graphics Corp.* (Computers)	4,674	73,849
MercadoLibre, Inc.* (Commercial Services)	984	33,938
Meridian Bioscience, Inc. (Healthcare-Products)	2,214	59,601
Merit Medical Systems, Inc.* (Healthcare-Products)	2,952	43,394
Meritage Homes Corp.* (Home Builders)	1,722	26,123
Micros Systems, Inc.* (Computers)	3,936	120,009
Microsemi Corp.* (Semiconductors)	3,936	99,108
Micrus Endovascular Corp.* (Healthcare-Products)	2,952	41,387
Minerals Technologies, Inc. (Chemicals)	984	62,573
Mitcham Industries, Inc.* (Commercial Services)	2,460	42,017
MKS Instruments, Inc.* (Semiconductors)	2,952	64,649
Mobile Mini, Inc.* (Storage/Warehousing)	2,214	44,280
Modine Manufacturing Co. (Auto Parts & Equipment)	2,706	33,473
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,968	24,206
Monarch Casino & Resort, Inc.* (Lodging)	3,690	43,542
Monolithic Power Systems, Inc.* (Semiconductors)	1,968	42,548
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,150	90,712

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

MPS Group, Inc.* (Commercial Services)	5,658	$60,145
MSC. Software Corp.* (Software)	4,428	48,619
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,968	63,370
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	6,150	49,630
MVC Capital, Inc. (Investment Companies)	3,444	47,148
Myriad Genetics, Inc.* (Biotechnology)	2,214	100,781
Nara Bancorp, Inc. (Banks)	5,412	58,071
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,230	67,072
National Penn Bancshares, Inc. (Banks)	5,166	68,604
National Retail Properties, Inc. (REIT)	4,674	97,687
Natus Medical, Inc.* (Healthcare-Products)	2,460	51,512
Navigant Consulting Co.* (Commercial Services)	2,706	52,929
NCI Building Systems, Inc.* (Building Materials)	1,230	45,178
Nektar Therapeutics* (Biotechnology)	6,888	23,075
Ness Technologies, Inc.* (Commercial Services)	5,166	52,280
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,460	59,778
Netflix, Inc.* (Internet)	1,968	51,306
NETGEAR, Inc.* (Telecommunications)	2,706	37,505
Netlogic Microsystems, Inc.* (Semiconductors)	1,230	40,836
New Jersey Resources Corp. (Gas)	3,690	120,478
NewAlliance Bancshares, Inc. (Savings & Loans)	6,888	85,962
Newpark Resources, Inc.* (Oil & Gas Services)	4,428	34,804
Newport Corp.* (Electronics)	3,690	42,029
Nicor, Inc. (Gas)	2,460	104,771
NN, Inc. (Metal Fabricate/Hardware)	4,182	58,297
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,722	66,848
Nordson Corp. (Machinery-Diversified)	1,476	107,586
Novatel Wireless, Inc.* (Telecommunications)	2,952	32,856
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	34,187
Nu Skin Enterprises, Inc. (Retail)	4,428	66,066
NuVasive, Inc.* (Healthcare-Products)	1,722	76,905
NYMAGIC, Inc. (Insurance)	1,968	37,707
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,444	29,446
Oilsands Quest, Inc.* (Oil & Gas)	5,658	36,777
Old National Bancorp (Banks)	4,674	66,651
Olin Corp. (Chemicals)	3,690	96,604
Olympic Steel, Inc. (Iron/Steel)	492	37,353
OM Group, Inc.* (Chemicals)	1,476	48,398
OMEGA Healthcare Investors, Inc. (REIT)	4,674	77,822
Omnicell, Inc.* (Software)	3,444	45,392
Omniture, Inc.* (Commercial Services)	2,952	54,819
OmniVision Technologies, Inc.* (Semiconductors)	3,198	38,664
On Assignment, Inc.* (Commercial Services)	4,182	33,540
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,460	87,576
Oplink Communications, Inc.* (Telecommunications)	3,690	35,424
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,952	65,948
Orbital Sciences Corp.* (Aerospace/Defense)	2,952	69,549
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,706	111,812
Otter Tail Corp. (Electric)	2,706	105,074
Overstock.com, Inc.* (Internet)	984	25,535
Owens & Minor, Inc. (Distribution/Wholesale)	1,722	78,678
Pacer International, Inc. (Transportation)	2,706	58,206
Pacific Capital Bancorp (Banks)	4,182	57,628
Pacific Sunwear of California, Inc.* (Retail)	4,428	37,771
PacWest Bancorp (Banks)	2,706	40,265
PAETEC Holding Corp.* (Telecommunications)	6,396	40,615
Palm, Inc. (Computers)	6,150	33,149
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,198	31,916
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,460	39,926
Parallel Petroleum Corp.* (Oil & Gas)	2,460	49,520
Parametric Technology Corp.* (Software)	6,150	102,520
PAREXEL International Corp.* (Commercial Services)	2,952	77,667
Parker Drilling Co.* (Oil & Gas)	6,150	61,561
PC-Tel, Inc. (Internet)	4,674	44,824
PDL BioPharma, Inc. (Biotechnology)	5,904	62,700
Peet’s Coffee & Tea, Inc.* (Beverages)	2,706	53,633
Penn Virginia Corp. (Oil & Gas)	1,722	129,873
Penson Worldwide, Inc.* (Diversified Financial Services)	2,214	26,457
PeopleSupport, Inc.* (Commercial Services)	3,690	31,365
Perficient, Inc.* (Internet)	2,706	26,140
Perini Corp.* (Engineering & Construction)	1,230	40,652
Perot Systems Corp.—Class A* (Computers)	4,182	62,772
PetMed Express, Inc.* (Pharmaceuticals)	3,198	39,176
PetroQuest Energy, Inc.* (Oil & Gas)	2,214	59,557
PharMerica Corp.* (Pharmaceuticals)	2,214	50,014
Phase Forward, Inc.* (Software)	2,706	48,627
PHH Corp.* (Commercial Services)	3,198	49,089
Phoenix Technologies, Ltd.* (Software)	4,182	46,002
Photon Dynamics, Inc.* (Electronics)	4,674	70,484
Pioneer Drilling Co.* (Oil & Gas)	3,198	60,154
Piper Jaffray* (Diversified Financial Services)	1,230	36,076
Plantronics, Inc. (Telecommunications)	2,706	60,398
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,706	88,243
Plexus Corp.* (Electronics)	2,460	68,093
PMC-Sierra, Inc.* (Semiconductors)	9,594	73,394
PNM Resources, Inc. (Electric)	4,920	58,843
Polaris Industries, Inc. (Leisure Time)	1,476	59,601
Polycom, Inc.* (Telecommunications)	4,674	113,859
PolyOne Corp.* (Chemicals)	5,166	36,007
Pool Corp. (Distribution/Wholesale)	3,198	56,796
Portland General Electric Co. (Electric)	4,674	105,258
Post Properties, Inc. (REIT)	2,214	65,866
Power Integrations, Inc.* (Semiconductors)	1,968	62,208
Powerwave Technologies, Inc.* (Telecommunications)	8,364	35,547
Premiere Global Services, Inc.* (Telecommunications)	4,182	60,974
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,198	34,091
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,214	35,136
Progress Software Corp.* (Software)	3,198	81,773
Prosperity Bancshares, Inc. (Banks)	2,952	78,907
Provident Financial Services, Inc. (Savings & Loans)	4,182	58,590
Provident New York Bancorp (Savings & Loans)	5,658	62,577
PSS World Medical, Inc.* (Healthcare-Products)	4,182	68,167
Psychiatric Solutions, Inc.* (Healthcare-Services)	2,460	93,086
Quest Resource Corp.* (Oil & Gas)	3,198	36,489
Quest Software, Inc.* (Software)	4,674	69,222
Quidel Corp.* (Healthcare-Products)	2,460	40,639
Quiksilver, Inc.* (Apparel)	6,150	60,393
Rackable Systems, Inc.* (Computers)	3,198	42,853
RadiSys Corp.* (Computers)	3,444	31,203
Radyne Corp.* (Telecommunications)	3,936	44,988
RAIT Financial Trust (REIT)	5,166	38,332
Ralcorp Holdings, Inc.* (Food)	1,722	85,136
RCN Corp.* (Telecommunications)	4,182	45,082
Realty Income Corp. (REIT)	5,166	117,578
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,706	37,018
Redwood Trust, Inc. (REIT)	1,722	39,244
Regal-Beloit Corp. (Hand/Machine Tools)	1,476	62,361
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,444	49,731
Regis Corp. (Retail)	2,460	64,821
Rent-A-Center, Inc.* (Commercial Services)	3,198	65,783
Resources Connection, Inc. (Commercial Services)	2,214	45,055

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	1,968	$44,595
Riverbed Technology, Inc.* (Computers)	3,198	43,877
Robbins & Myers, Inc. (Machinery-Diversified)	1,476	73,608
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,214	66,398
Rockwood Holdings Inc.* (Chemicals)	2,214	77,047
Rofin-Sinar Technologies, Inc.* (Electronics)	1,722	52,004
Rosetta Resources, Inc.* (Oil & Gas)	2,706	77,121
Royal Gold, Inc. (Mining)	2,706	84,860
RTI Biologics, Inc.* (Healthcare-Products)	4,674	40,898
RTI International Metals, Inc.* (Mining)	1,230	43,813
Ruddick Corp. (Food)	1,968	67,522
Rural Cellular Corp.—Class A* (Telecommunications)	1,230	54,747
S&T Bancorp, Inc. (Banks)	2,706	78,636
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,674	32,858
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,460	62,238
SAVVIS, Inc.* (Telecommunications)	2,706	34,934
School Specialty, Inc.* (Retail)	2,214	65,822
Schulman (A.), Inc. (Chemicals)	3,444	79,315
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,198	53,886
Sciele Pharma, Inc. (Pharmaceuticals)	2,460	47,601
Seabright Insurance Holdings* (Insurance)	3,936	56,993
Seattle Genetics, Inc.* (Biotechnology)	4,182	35,380
Selective Insurance Group, Inc. (Insurance)	3,198	59,994
Semtech Corp.* (Semiconductors)	4,674	65,763
Senior Housing Properties Trust (REIT)	5,412	105,696
Sensient Technologies Corp. (Chemicals)	2,706	76,201
Sequenom, Inc.* (Biotechnology)	3,690	58,892
Silgan Holdings, Inc. (Packaging & Containers)	1,476	74,892
Silicon Image, Inc.* (Semiconductors)	6,150	44,588
Sinclair Broadcast Group, Inc.—Class A (Media)	6,150	46,740
SkyWest, Inc. (Airlines)	4,182	52,902
Skyworks Solutions, Inc.* (Semiconductors)	7,380	72,841
Smart Balance, Inc.* (Food)	4,428	31,926
Solera Holdings, Inc.* (Software)	2,952	81,652
Solutia, Inc.* (Chemicals)	3,444	44,152
Sonic Corp.* (Retail)	4,674	69,175
SONICWALL, Inc.* (Internet)	4,920	31,734
Sonus Networks, Inc.* (Telecommunications)	9,594	32,811
Sotheby’s (Commercial Services)	3,198	84,331
Southwest Gas Corp. (Water)	5,166	51,763
Spartan Stores, Inc. (Food)	1,968	45,264
Starent Networks Corp.* (Software)	2,460	30,947
STEC, Inc.* (Computers)	2,952	30,317
Steinway Musical Instruments, Inc.* (Commercial Services)	1,722	45,461
STERIS Corp. (Healthcare-Products)	2,952	84,900
Sterling Bancorp (Banks)	3,690	44,096
Sterling Bancshares, Inc. (Banks)	8,610	78,265
Steven Madden, Ltd.* (Apparel)	2,214	40,693
Stewart Information Services Corp. (Insurance)	2,706	52,334
Stifel Financial Corp.* (Diversified Financial Services)	1,476	50,760
Stone Energy Corp.* (Oil & Gas)	984	64,855
Strategic Hotels & Resorts, Inc. (REIT)	6,888	64,541
Sun Communities, Inc. (REIT)	5,166	94,176
Sun Healthcare Group, Inc.* (Healthcare-Services)	3,198	42,821
Sunrise Assisted Living, Inc.* (Healthcare-Services)	2,214	49,771
Sunstone Hotel Investors, Inc. (REIT)	4,182	69,421
Superior Essex, Inc.* (Electrical Components & Equipment)	1,230	54,895
Superior Industries International, Inc. (Auto Parts & Equipment)	3,198	53,982
Superior Well Services, Inc.* (Oil & Gas Services)	1,476	46,804
Susquehanna Bancshares, Inc. (Banks)	5,412	74,090
SVB Financial Group* (Banks)	2,460	118,351
Swift Energy Co.* (Oil & Gas)	1,230	81,254
Switch & Data Facilities Co.* (Internet)	1,968	33,436
Sybase, Inc.* (Software)	3,690	108,560
Sykes Enterprises, Inc.* (Computers)	2,706	51,035
Synaptics, Inc.* (Computers)	1,230	46,408
Syniverse Holdings, Inc.* (Telecommunications)	2,460	39,852
T-3 Energy Services, Inc.* (Oil & Gas Services)	738	58,649
Take-Two Interactive Software, Inc.* (Software)	3,690	94,353
Tanger Factory Outlet Centers, Inc. (REIT)	2,214	79,549
Taser International, Inc.* (Electronics)	5,166	25,778
Team, Inc.* (Commercial Services)	1,230	42,214
Technitrol, Inc. (Electronics)	2,952	50,154
Tecumseh Products Co.—Class A* (Machinery-Diversified)	984	32,256
Tekelec* (Telecommunications)	4,920	72,373
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,476	72,014
TeleTech Holdings, Inc.* (Commercial Services)	2,952	58,922
Tempur-Pedic International, Inc. (Home Furnishings)	3,690	28,819
Tennant Co. (Machinery-Diversified)	1,476	44,383
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,198	43,269
Tercica, Inc.* (Biotechnology)	5,166	45,616
Tessera Technologies, Inc.* (Semiconductors)	2,706	44,297
Tetra Tech, Inc.* (Environmental Control)	2,952	66,774
Texas Capital Bancshares, Inc.* (Banks)	4,182	66,912
Texas Industries, Inc. (Building Materials)	738	41,424
The Cato Corp.—Class A (Retail)	2,952	42,036
The Children’s Place Retail Stores, Inc.* (Retail)	1,230	44,403
The Finish Line, Inc.—Class A* (Retail)	3,444	29,963
The Geo Group, Inc.* (Commercial Services)	2,706	60,885
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,968	44,910
The Gymboree Corp.* (Apparel)	1,230	49,286
The Hain Celestial Group, Inc.* (Food)	3,198	75,089
The Knot, Inc.* (Internet)	4,182	40,900
The Medicines Co.* (Pharmaceuticals)	3,198	63,384
The Men’s Wearhouse, Inc. (Retail)	2,706	44,081
The Pep Boys-Manny, Moe & Jack (Retail)	4,674	40,757
The Phoenix Cos., Inc. (Insurance)	7,380	56,162
The Ryland Group, Inc. (Home Builders)	2,214	48,287
The Spectranetics Corp.* (Healthcare-Products)	3,444	33,958
The Steak n Shake Co.* (Retail)	6,150	38,930
The Timberland Co.—Class A* (Apparel)	2,952	48,265
The TriZetto Group, Inc.* (Internet)	3,198	68,373
The Ultimate Software Group, Inc.* (Software)	1,476	52,590
The Warnaco Group, Inc.* (Apparel)	1,968	86,730
Theravance, Inc.* (Pharmaceuticals)	3,690	43,800
thinkorswim Group, Inc.* (Diversified Financial Services)	3,690	26,015
Thoratec Corp.* (Healthcare-Products)	3,690	64,169
THQ, Inc.* (Software)	3,444	69,775
Tibco Software, Inc.* (Internet)	9,840	75,276
Titan International, Inc. (Auto Parts & Equipment)	1,476	52,575
TiVo, Inc.* (Home Furnishings)	6,396	39,463
TNS, Inc.* (Commercial Services)	1,968	47,153
Toreador Resources Corp.* (Oil & Gas)	3,444	29,377
Town Sports International Holdings, Inc.* (Commercial Services)	3,690	34,465
Tractor Supply Co.* (Retail)	1,968	57,151
TradeStation Group, Inc.* (Diversified Financial Services)	4,182	42,447
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	1,968	66,105
Tredegar Corp. (Miscellaneous Manufacturing)	2,706	39,778
TreeHouse Foods, Inc.* (Food)	2,460	59,680
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	3,198	52,287
TriQuint Semiconductor, Inc.* (Semiconductors)	7,626	46,214

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

True Religion Apparel, Inc.* (Apparel)	1,230	$32,780
TrueBlue, Inc.* (Commercial Services)	3,198	42,246
TrustCo Bank Corp. NY (Banks)	7,872	58,410
Trustmark Corp. (Banks)	3,444	60,787
TTM Technologies, Inc.* (Electronics)	3,936	51,995
Tupperware Corp. (Household Products/Wares)	2,706	92,599
tw telecom, Inc.* (Telecommunications)	6,888	110,415
TXCO Resources, Inc.* (Oil & Gas)	3,690	43,394
U-Store-It Trust (REIT)	5,904	70,553
U.S. Physical Therapy, Inc.* (Healthcare-Services)	4,182	68,627
UAL Corp. (Airlines)	5,412	28,251
Ultratech Stepper, Inc.* (Semiconductors)	2,706	41,997
UMB Financial Corp. (Banks)	1,722	88,287
Under Armour, Inc.—Class A* (Retail)	1,722	44,152
Unisource Energy Corp. (Electric)	1,968	61,028
United America Indemnity, Ltd.—Class AADR* (Insurance)	3,444	46,046
United Natural Foods, Inc.* (Food)	2,706	52,713
United Online, Inc. (Internet)	3,936	39,478
United Therapeutics Corp.* (Pharmaceuticals)	984	96,186
Universal American Financial Corp.* (Insurance)	3,690	37,712
Universal Corp. (Agriculture)	1,230	55,621
Universal Health Realty Income Trust (REIT)	2,460	73,800
Universal Technical Institute, Inc.* (Commercial Services)	3,198	39,847
USA Mobility, Inc. (Telecommunications)	5,166	39,003
USEC, Inc.* (Mining)	5,412	32,905
UTStarcom, Inc.* (Telecommunications)	7,626	41,714
VAALCO Energy, Inc.* (Oil & Gas)	4,674	39,589
Vail Resorts, Inc.* (Entertainment)	1,722	73,753
Valassis Communications, Inc.* (Commercial Services)	2,952	36,959
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,690	63,136
ValueClick, Inc.* (Internet)	4,428	67,084
Varian, Inc.* (Electronics)	1,476	75,365
Veeco Instruments, Inc.* (Semiconductors)	3,198	51,424
Venoco, Inc.* (Oil & Gas)	1,476	34,258
VeriFone Holdings, Inc.* (Software)	3,690	44,096
Vignette Corp.* (Internet)	3,690	44,280
ViroPharma, Inc.* (Pharmaceuticals)	3,936	43,532
VistaPrint, Ltd. ADR* (Commercial Services)	2,460	65,830
Vital Images, Inc.* (Software)	3,198	39,783
VIVUS, Inc.* (Healthcare-Products)	5,166	34,509
Volcano Corp.* (Healthcare-Products)	3,198	39,016
Volcom, Inc.* (Apparel)	1,230	29,434
Volterra Semiconductor Corp.* (Semiconductors)	2,460	42,460
W-H Energy Services, Inc.* (Oil & Gas Services)	1,476	141,312
W.R. Grace & Co.* (Chemicals)	3,444	80,900
Wabtec Corp. (Machinery-Diversified)	1,968	95,684
Warren Resources, Inc.* (Oil & Gas)	4,428	65,003
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,722	91,077
Watts Water Technologies, Inc.—Class A (Electronics)	2,460	61,254
Websense, Inc.* (Internet)	2,952	49,712
Werner Enterprises, Inc. (Transportation)	3,936	73,131
West Coast Bancorp (Banks)	3,936	34,125
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,476	63,881
Westamerica Bancorp (Banks)	1,476	77,623
Westar Energy, Inc. (Electric)	5,412	116,412
Westfield Financial, Inc. (Banks)	5,166	46,752
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,722	75,441
Wind River Systems, Inc.* (Software)	4,674	50,900
Winn-Dixie Stores, Inc.* (Food)	2,952	47,291
WMS Industries, Inc.* (Leisure Time)	2,214	65,911
Wolverine World Wide, Inc. (Apparel)	2,460	65,608
Woodward Governor Co. (Electronics)	2,706	96,496
World Fuel Services Corp. (Retail)	1,968	43,178
World Wrestling Entertainment, Inc. (Entertainment)	4,182	64,696
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,690	75,645
Wright Express Corp.* (Commercial Services)	2,214	54,907
Wright Medical Group, Inc.* (Healthcare-Products)	2,706	76,877
XenoPort, Inc.* (Pharmaceuticals)	1,230	48,007
YRC Worldwide, Inc.* (Transportation)	3,444	51,212
Zenith National Insurance Corp. (Insurance)	1,968	69,195
Zoll Medical Corp.* (Healthcare-Products)	1,230	41,414
Zoltek Cos., Inc.* (Chemicals)	1,476	35,793
Zoran Corp.* (Semiconductors)	3,690	43,173

TOTAL COMMON STOCKS
(Cost $41,698,292)		42,674,912

Repurchase Agreements (17.1%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,234,124 (Collateralized by $2,168,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,280,773)	$2,234,000	2,234,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,522,089 (Collateralized by $1,536,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,554,121)	1,522,000	1,522,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,412,145 (Collateralized by $2,397,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,463,063)	2,412,000	2,412,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,568,161 (Collateralized by $2,609,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,623,897)	2,568,000	2,568,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,736,000)		8,736,000

TOTAL INVESTMENT SECURITIES
(Cost $50,434,292)—100.5%		51,410,912
Net other assets (liabilities)—(0.5)%		(268,437)

NET ASSETS—100.0%		$51,142,475

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,172,830)	17	$(45,711)

Swap Agreements
Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$ 264,901	$ (3,294)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	7,162,168	(84,040)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.3%
Agriculture	0.2%
Airlines	0.2%
Apparel	1.4%
Auto Parts & Equipment	1.0%
Banks	3.5%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	1.7%
Coal	0.2%
Commercial Services	5.4%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.4%
Electric	1.9%
Electrical Components & Equipment	1.1%
Electronics	2.3%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare-Products	4.0%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.7%
Internet	2.8%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	1.8%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Mining	1.0%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	4.4%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.9%
REIT	4.6%
Real Estate	0.2%
Retail	4.3%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Water	0.4%
Other**	16.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $41,698,292)	$42,674,912
Repurchase agreements, at cost	8,736,000

Total Investment Securities	51,410,912
Cash	7,619,404
Segregated cash balances with brokers for futures contracts	86,360
Dividends and interest receivable	50,712
Receivable for capital shares issued	2,486
Receivable for investments sold	41,911
Prepaid expenses	382

Total Assets	59,212,167

Liabilities:
Payable for investments purchased	7,754,578
Payable for capital shares redeemed	53,138
Unrealized loss on swap agreements	87,334
Variation margin on futures contracts	12,410
Advisory fees payable	36,292
Management services fees payable	4,839
Administration fees payable	1,591
Administrative services fees payable	37,554
Distribution fees payable	37,569
Trustee fees payable	4
Transfer agency fees payable	4,159
Fund accounting fees payable	2,715
Compliance services fees payable	550
Other accrued expenses	36,959

Total Liabilities	8,069,692

Net Assets	$51,142,475

Net Assets consist of:
Capital	$46,821,795
Accumulated net investment income (loss)	219,059
Accumulated net realized gains (losses) on investments	3,258,046
Net unrealized appreciation (depreciation) on investments	843,575

Net Assets	$51,142,475

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,836,025

Net Asset Value (offering and redemption price per share)	$27.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$502,322
Interest	51,579

Total Investment Income	553,901

Expenses:
Advisory fees	221,361
Management services fees	44,273
Administration fees	10,517
Transfer agency fees	12,813
Administrative services fees	73,727
Distribution fees	73,787
Custody fees	6,599
Fund accounting fees	20,335
Trustee fees	557
Compliance services fees	240
Other fees	30,663

Total Gross Expenses before reductions	494,872
Less Expenses reduced by the Advisor	(14,757)

Total Net Expenses	480,115

Net Investment Income (Loss)	73,786

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(552,062)
Net realized gains (losses) on futures contracts	(161,919)
Net realized gains (losses) on swap agreements	(516,095)
Change in net unrealized appreciation/depreciation on investments	(5,232,388)

Net Realized and Unrealized Gains (Losses) on Investments	(6,462,464)

Change in Net Assets Resulting from Operations	$(6,388,678)

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six month ended June 30, 2008 (unaudited)	For the year ended December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$73,786	$145,273
Net realized gains (losses) on investments	(1,230,076)	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,232,388)	(8,054,073)

Change in net assets resulting from operations	(6,388,678)	(2,634,158)

Distributions to Shareholders From:
Net investment income	—	(574,522)
Net realized gains on investments	—	(11,157,328)

Change in net assets resulting from distributions	—	(11,731,850)

Capital Transactions:
Proceeds from shares issued	26,327,627	138,953,543
Dividends reinvested	—	11,731,850
Value of shares redeemed	(37,321,832)	(187,741,651)

Change in net assets resulting from capital transactions	(10,994,205)	(37,056,258)

Change in net assets	(17,382,883)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$51,142,475	$68,525,358

Accumulated net investment income (loss)	$219,059	$145,273

Share Transactions:
Issued	914,346	3,884,892
Reinvested	—	377,837
Redeemed	(1,309,817)	(5,251,852)

Change in shares	(395,471)	(989,123)

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.71		$37.24	$32.95	$35.93	$31.62	$22.15

Investment Activities:
Net investment income (loss)(a)	0.04		0.06	0.17	— (b)	(0.14)	(0.14)
Net realized and unrealized gains (losses) on investments	(2.90)		(0.82)	4.65	1.04	5.37	9.61

Total income (loss) from investment activities	(2.86)		(0.76)	4.82	1.04	5.23	9.47

Distributions to Shareholders From:
Net investment income	—		(0.28)	—	—	—	—
Net realized gains on investments	—		(5.49)	(0.53)	(4.02)	(0.92)	—

Total distributions	—		(5.77)	(0.53)	(4.02)	(0.92)	—

Net Asset Value, End of Period	$27.85		$30.71	$37.24	$32.95	$35.93	$31.62

Total Return	(9.31	)%(c)	(2.21)%	14.75%	2.81%	16.74%	42.75%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.61%	1.59%	1.60%	1.61%	1.73%
Net expenses(d)	1.63%		1.56%	1.55%	1.60%	1.61%	1.73%
Net investment income (loss)(d)	0.25%		0.15%	0.47%	(0.01)%	(0.44)%	(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$51,142		$68,525	$119,948	$117,108	$147,828	$127,335
Portfolio turnover rate(e)	33	%(c)	40%	53%	67%	161%	189%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	13.1%
Microsoft Corp.	5.6%
Qualcomm, Inc.	5.5%
Google, Inc.—Class A	4.9%
Research In Motion, Ltd.	4.2%

NASDAQ-100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP ProFund VP NASDAQ-100	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks (99.5%)
	Shares	Value

Activision, Inc.* (Software)	6,210	$211,575
Adobe Systems, Inc.* (Software)	12,150	478,588
Akamai Technologies, Inc.* (Internet)	3,780	131,506
Altera Corp. (Semiconductors)	9,900	204,930
Amazon.com, Inc.* (Internet)	6,480	475,178
Amgen, Inc.* (Biotechnology)	11,880	560,261
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,060	77,693
Apollo Group, Inc.—Class A* (Commercial Services)	3,960	175,270
Apple Computer, Inc.* (Computers)	28,800	4,822,272
Applied Materials, Inc. (Semiconductors)	16,380	312,694
Autodesk, Inc.* (Software)	5,490	185,617
Baidu.com, Inc.ADR* (Internet)	630	197,165
Bed Bath & Beyond, Inc.* (Retail)	8,190	230,139
Biogen Idec, Inc.* (Biotechnology)	7,380	412,468
Broadcom Corp.—Class A* (Semiconductors)	9,540	260,347
C.H. Robinson Worldwide, Inc. (Transportation)	3,960	217,166
CA, Inc. (Software)	11,520	265,997
Cadence Design Systems, Inc.* (Computers)	6,300	63,630
Celgene Corp.* (Biotechnology)	10,080	643,810
Cephalon, Inc.* (Pharmaceuticals)	1,530	102,036
Check Point Software Technologies, Ltd.ADR* (Internet)	5,040	119,297
Cintas Corp. (Textiles)	4,320	114,523
Cisco Systems, Inc.* (Telecommunications)	49,320	1,147,183
Citrix Systems, Inc.* (Software)	5,130	150,873
Cognizant Technology Solutions Corp.* (Computers)	6,570	213,591
Comcast Corp.—Special Class A (Media)	33,390	633,408
Costco Wholesale Corp. (Retail)	5,310	372,443
Dell, Inc.* (Computers)	17,370	380,056
DENTSPLY International, Inc. (Healthcare-Products)	3,330	122,544
DIRECTV Group, Inc.* (Media)	19,530	506,022
Discovery Holding Co.—Class A* (Media)	5,580	122,537
DISH Network Corp.—Class A* (Media)	5,130	150,206
eBay, Inc.* (Internet)	22,950	627,223
Electronic Arts, Inc.* (Software)	7,470	331,892
Expedia, Inc.* (Internet)	6,570	120,757
Expeditors International of Washington, Inc. (Transportation)	4,860	208,980
Express Scripts, Inc.* (Pharmaceuticals)	5,220	327,398
Fastenal Co. (Distribution/Wholesale)	3,330	143,723
Fiserv, Inc.* (Software)	4,770	216,415
Flextronics International, Ltd.ADR* (Electronics)	21,240	199,656
Focus Media Holding, Ltd.ADR* (Advertising)	2,520	69,854
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	3,510	256,757
Garmin, Ltd.ADR (Electronics)	4,680	200,491
Genzyme Corp.* (Biotechnology)	7,830	563,917
Gilead Sciences, Inc.* (Pharmaceuticals)	21,240	1,124,658
Google, Inc.—Class A* (Internet)	3,420	1,800,356
Hansen Natural Corp.* (Beverages)	2,160	62,251
Henry Schein, Inc.* (Healthcare-Products)	2,070	106,750
Hologic, Inc.* (Healthcare-Products)	6,300	137,340
IAC/InterActiveCorp* (Internet)	6,750	130,140
Infosys Technologies, Ltd.ADR (Software)	2,610	113,431
Intel Corp. (Semiconductors)	46,890	1,007,197
Intuit, Inc.* (Software)	9,450	260,537
Intuitive Surgical, Inc.* (Healthcare-Products)	900	242,460
Joy Global, Inc. (Machinery-Construction & Mining)	2,520	191,092
Juniper Networks, Inc.* (Telecommunications)	8,100	179,658
KLA-Tencor Corp. (Semiconductors)	4,860	197,851
Lam Research Corp.* (Semiconductors)	3,060	110,619
Lamar Advertising Co.* (Advertising)	1,710	61,611
Leap Wireless International, Inc.* (Telecommunications)	1,620	69,935
Level 3 Communications, Inc.* (Telecommunications)	35,370	104,342
Liberty Global, Inc.—Class A* (Media)	3,780	118,805
Liberty Media Holding Corp.—Interactive Series A* (Internet)	12,690	187,304
Linear Technology Corp. (Semiconductors)	6,930	225,710
Logitech International SAADR* (Computers)	4,140	110,952
Marvell Technology Group, Ltd.ADR* (Semiconductors)	13,500	238,410
Microchip Technology, Inc. (Semiconductors)	3,600	109,944
Microsoft Corp. (Software)	74,970	2,062,425
Millicom International Cellular SAADR (Telecommunications)	2,430	251,505
Monster Worldwide, Inc.* (Internet)	2,970	61,212
NetApp, Inc.* (Computers)	8,370	181,294
NII Holdings, Inc.—Class B* (Telecommunications)	3,780	179,512
NVIDIA Corp.* (Semiconductors)	12,780	239,242

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP NASDAQ-100	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Oracle Corp.* (Software)	50,220	$1,054,620
PACCAR, Inc. (Auto Manufacturers)	9,540	399,058
Patterson Cos., Inc.* (Healthcare-Products)	2,880	84,643
Paychex, Inc. (Commercial Services)	8,010	250,553
PetSmart, Inc. (Retail)	2,970	59,252
Qualcomm, Inc. (Telecommunications)	45,630	2,024,603
Research In Motion, Ltd.ADR* (Computers)	13,230	1,546,587
Ryanair Holdings PLCADR* (Airlines)	2,700	77,409
SanDisk Corp.* (Computers)	4,860	90,882
Sears Holdings Corp.* (Retail)	3,240	238,658
Sigma-Aldrich Corp. (Chemicals)	2,880	155,117
Sirius Satellite Radio, Inc.* (Media)	37,980	72,922
Staples, Inc. (Retail)	11,070	262,912
Starbucks Corp.* (Retail)	23,670	372,566
Steel Dynamics, Inc. (Iron/Steel)	4,590	179,331
Stericycle, Inc.* (Environmental Control)	2,160	111,672
Sun Microsystems, Inc.* (Computers)	7,920	86,170
Symantec Corp.* (Internet)	20,520	397,062
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	14,760	676,008
UAL Corp. (Airlines)	2,790	14,564
VeriSign, Inc.* (Internet)	4,320	163,296
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,420	114,467
Virgin Media, Inc. (Telecommunications)	8,370	113,916
Whole Foods Market, Inc. (Food)	3,240	76,756
Wynn Resorts, Ltd. (Lodging)	2,880	234,288
Xilinx, Inc. (Semiconductors)	8,640	218,160
Yahoo!, Inc.* (Internet)	15,300	316,098

TOTAL COMMON STOCKS
(Cost $16,946,361)		36,586,201

Repurchase Agreements (2.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $221,012 (Collateralized by $215,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $226,184)	$221,000	221,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $151,009 (Collateralized by $153,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $154,805)	151,000	151,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $239,014 (Collateralized by $240,000 Federal Home Loan Bank Securities, 4.75%, 4/24/09, market value $245,642)	239,000	239,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $255,016 (Collateralized by $256,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $261,013)	255,000	255,000

TOTAL REPURCHASE AGREEMENTS
(Cost $866,000)		866,000

TOTAL INVESTMENT SECURITIES
(Cost $17,812,361)—101.9%		37,452,201
Net other assets (liabilities)—(1.9)%		(702,869)

NET ASSETS—100.0%		$36,749,332

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $184,325)	5	$(2,144)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.4%
Airlines	0.2%
Auto Manufacturers	1.1%
Beverages	0.2%
Biotechnology	6.2%
Chemicals	0.4%
Commercial Services	1.2%
Computers	20.3%
Distribution/Wholesale	0.4%
Electronics	1.0%
Engineering & Construction	0.7%
Environmental Control	0.3%
Food	0.2%
Healthcare-Products	1.9%
Internet	12.9%
Iron/Steel	0.5%
Lodging	0.6%
Machinery-Construction & Mining	0.5%
Media	4.3%
Pharmaceuticals	6.3%
Retail	4.2%
Semiconductors	8.6%
Software	14.5%
Telecommunications	11.1%
Textiles	0.3%
Transportation	1.2%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP NASDAQ-100
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $16,946,361)	$36,586,201
Repurchase agreements, at cost	866,000

Total Investment Securities	37,452,201
Cash	504
Segregated cash balances with brokers for futures contracts	68,125
Dividends and interest receivable	2,472
Prepaid expenses	271

Total Assets	37,523,573

Liabilities:
Payable for capital shares redeemed	669,372
Variation margin on futures contracts	10,350
Advisory fees payable	29,686
Management services fees payable	3,958
Administration fees payable	1,576
Administrative services fees payable	19,174
Distribution fees payable	15,265
Trustee fees payable	4
Transfer agency fees payable	4,962
Fund accounting fees payable	2,690
Compliance services fees payable	504
Other accrued expenses	16,700

Total Liabilities	774,241

Net Assets	$36,749,332

Net Assets consist of:
Capital	$51,083,467
Accumulated net investment income (loss)	(328,690)
Accumulated net realized gains (losses) on investments	(33,643,141)
Net unrealized appreciation (depreciation) on investments	19,637,696

Net Assets	$36,749,332

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,250,342

Net Asset Value (offering and redemption price per share)	$16.33

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$184,714
Interest	12,912

Total Investment Income	197,626

Expenses:
Advisory fees	242,170
Management services fees	48,434
Administration fees	8,582
Transfer agency fees	10,604
Administrative services fees	109,990
Distribution fees	80,723
Custody fees	7,106
Fund accounting fees	14,888
Trustee fees	479
Other fees	29,180

Total Gross Expenses before reductions	552,156
Less Expenses reduced by the Advisor	(25,840)

Total Net Expenses	526,316

Net Investment Income (Loss)	(328,690)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,751,050
Net realized gains (losses) on futures contracts	(365,776)
Change in net unrealized appreciation/depreciation on investments	(13,802,320)

Net Realized and Unrealized Gains (Losses) on Investments	(10,417,046)

Change in Net Assets Resulting from Operations	$(10,745,736)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP NASDAQ-100
Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(328,690)	$(649,515)
Net realized gains (losses) on investments	3,385,274	4,071,177
Change in net unrealized appreciation/depreciation on investments	(13,802,320)	5,167,689

Change in net assets resulting from operations	(10,745,736)	8,589,351

Capital Transactions:
Proceeds from shares issued	141,349,632	516,670,298
Value of shares redeemed	(203,801,567)	(489,101,529)

Change in net assets resulting from capital transactions	(62,451,935)	27,568,769

Change in net assets	(73,197,671)	36,158,120
Net Assets:
Beginning of period	109,947,003	73,788,883

End of period	$36,749,332	$109,947,003

Accumulated net investment income (loss)	$(328,690)	$—

Share Transactions:
Issued	8,438,769	28,930,958
Redeemed	(12,092,090)	(27,689,735)

Change in shares	(3,653,321)	1,241,223

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$18.62		$15.83	$15.01	$16.45	$15.79	$10.76

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.12)	(0.16)	(0.18)	(0.12)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.20)		2.91	0.98	0.18	1.42	5.25

Total income (loss) from investment activities	(2.29)		2.79	0.82	—	1.30	5.03

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(1.44)	(0.64)	—

Net Asset Value, End of Period	$16.33		$18.62	$15.83	$15.01	$16.45	$15.79

Total Return	(12.30	)%(b)	17.62%	5.46%	0.18%	8.53%	46.75%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.69%	1.73%	1.84%	1.87%	1.95%
Net expenses(c)	1.63%		1.63%	1.70%	1.84%	1.87%	1.95%
Net investment income (loss)(c)	(1.02)%		(0.68)%	(1.05)%	(1.21)%	(0.75)%	(1.68)%

Supplemental Data:
Net assets, end of period (000’s)	$36,749		$109,947	$73,789	$90,330	$157,144	$154,003
Portfolio turnover rate(d)	192	%(b)	336%	258%	387%	540%	510%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Union Co.	1.4%
UGI Corp.	1.3%
Essex Property Trust, Inc.	1.1%
Atmos Energy Corp.	1.0%
Senior Housing Properties Trust	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	21%
Consumer Cyclical	13%
Consumer Non-Cyclical	13%
Utilities	10%
Technology	8%
Energy	5%
Basic Materials	4%
Communications	3%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,120	$8,299
A.H. Belo Corp.—Class A (Media)	1,120	6,384
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,400	40,054
Aaron Rents, Inc. (Commercial Services)	1,680	37,514
ABM Industries, Inc. (Commercial Services)	3,640	80,990
Acadia Realty Trust (REIT)	2,660	61,579
Actel Corp.* (Semiconductors)	2,100	35,385
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,500	168,280
Adaptec, Inc.* (Telecommunications)	9,940	31,808
Administaff, Inc. (Commercial Services)	1,960	54,664
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,940	40,278
Agilysys, Inc. (Computers)	1,820	20,639
Albany International Corp.—Class A (Machinery-Diversified)	1,400	40,600
ALLETE, Inc. (Electric)	2,100	88,200
Alliance One International, Inc.* (Agriculture)	7,280	37,201
Allscripts Healthcare Solutions, Inc.* (Software)	2,520	31,273
Alpharma, Inc.—Class A* (Pharmaceuticals)	3,640	82,009
AMCOL International Corp. (Mining)	700	19,922
American States Water Co. (Water)	1,400	48,916
AMERIGROUP Corp.* (Healthcare-Services)	2,940	61,152
Analogic Corp. (Electronics)	700	44,149
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,400	9,814
Angelica Corp. (Textiles)	840	17,867
Anixter International, Inc.* (Telecommunications)	1,540	91,615
Apogee Enterprises, Inc. (Building Materials)	2,380	38,461
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,080	74,444
Applied Signal Technology, Inc. (Telecommunications)	980	13,387
Arch Chemicals, Inc. (Chemicals)	2,100	69,615
Arctic Cat, Inc. (Leisure Time)	980	7,693
Arkansas Best Corp. (Transportation)	2,100	76,944
ArQule, Inc.* (Biotechnology)	1,820	5,915
Arris Group, Inc.* (Telecommunications)	11,340	95,823
ArthroCare Corp.* (Healthcare-Products)	980	39,994
Astec Industries, Inc.* (Machinery-Construction & Mining)	980	31,497
ATC Technology Corp.* (Auto Parts & Equipment)	980	22,814
ATMI, Inc.* (Semiconductors)	1,680	46,906
Atmos Energy Corp. (Gas)	7,420	204,570
Atwood Oceanics, Inc.* (Oil & Gas)	1,120	139,261
Audiovox Corp.—Class A* (Telecommunications)	1,540	15,123
Avid Technology, Inc.* (Software)	1,260	21,407
Avista Corp. (Electric)	4,340	93,136
Axcelis Technologies, Inc.* (Semiconductors)	8,400	40,992
Baldor Electric Co. (Hand/Machine Tools)	2,520	88,150
Bank Mutual Corp. (Banks)	4,060	40,762
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,500	6,160
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,780	87,280
Bassett Furniture Industries, Inc. (Home Furnishings)	980	11,564
Bel Fuse, Inc.—Class B (Electronics)	420	10,378
Belden, Inc. (Electrical Components & Equipment)	3,780	128,066
Benchmark Electronics, Inc.* (Electronics)	5,880	96,079
Big 5 Sporting Goods Corp. (Retail)	1,820	13,777
Biolase Technology, Inc.* (Healthcare-Products)	840	2,873
BioMed Realty Trust, Inc. (REIT)	5,460	133,934
Black Box Corp. (Telecommunications)	1,400	38,066
Blue Coat Systems, Inc.* (Internet)	1,820	25,680
Blue Nile, Inc.* (Internet)	560	23,811
Boston Private Financial Holdings, Inc. (Banks)	1,540	8,732
Bowne & Co., Inc. (Commercial Services)	1,400	17,850
Brady Corp.—Class A (Electronics)	1,960	67,679
Briggs & Stratton Corp. (Machinery-Diversified)	4,060	51,481
Bristow Group, Inc.* (Transportation)	840	41,572
Brookline Bancorp, Inc. (Savings & Loans)	4,900	46,795
Brooks Automation, Inc.* (Semiconductors)	5,460	45,154
Brown Shoe Co., Inc. (Retail)	3,640	49,322
Brunswick Corp. (Leisure Time)	8,260	87,556
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,220	27,241
Buffalo Wild Wings, Inc.* (Retail)	700	17,381
Building Materials Holding Corp. (Distribution/Wholesale)	2,380	4,213
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,100	17,766
Cabela’s, Inc.* (Retail)	3,220	35,452

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Cabot Microelectronics Corp.* (Chemicals)	840	$27,846
California Pizza Kitchen, Inc.* (Retail)	840	9,400
Cambrex Corp.* (Biotechnology)	2,380	13,971
Captaris, Inc.* (Software)	2,240	9,072
Cascade Bancorp (Banks)	840	6,468
Cascade Corp. (Machinery-Diversified)	420	17,774
Casey’s General Stores, Inc. (Retail)	2,240	51,901
Cash America International, Inc. (Retail)	1,120	34,720
Catapult Communications Corp.* (Computers)	280	1,994
CDI Corp. (Commercial Services)	1,120	28,493
Centene Corp.* (Healthcare-Services)	2,100	35,259
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,880	24,108
Central Pacific Financial Corp. (Banks)	2,520	26,863
Central Vermont Public Service Corp. (Electric)	840	16,271
Century Aluminum Co.* (Mining)	1,540	102,395
CH Energy Group, Inc. (Electric)	1,120	39,838
Champion Enterprises, Inc.* (Home Builders)	6,440	37,674
Charlotte Russe Holding, Inc.* (Retail)	840	14,918
Checkpoint Systems, Inc.* (Electronics)	2,100	43,848
Chemed Corp. (Commercial Services)	840	30,752
Chesapeake Corp.* (Packaging & Containers)	1,680	3,948
Ciber, Inc.* (Computers)	4,480	27,821
CKE Restaurants, Inc. (Retail)	4,480	55,866
Clarcor, Inc. (Miscellaneous Manufacturing)	1,960	68,796
Cleco Corp. (Electric)	4,900	114,317
Cognex Corp. (Machinery-Diversified)	3,640	83,902
Cohu, Inc. (Semiconductors)	1,960	28,773
Colonial Properties Trust (REIT)	3,920	78,478
Columbia Banking System, Inc. (Banks)	1,540	29,768
Community Bank System, Inc. (Banks)	2,520	51,962
CONMED Corp.* (Healthcare-Products)	1,540	40,887
Consolidated Graphics, Inc.* (Commercial Services)	560	27,591
Corus Bankshares, Inc. (Banks)	2,660	11,066
CPI Corp. (Commercial Services)	420	7,867
Cross Country Healthcare, Inc.* (Commercial Services)	2,660	38,331
CryoLife, Inc.* (Biotechnology)	1,540	17,618
CSG Systems International, Inc.* (Software)	1,820	20,056
CTS Corp. (Electronics)	2,940	29,547
Cubic Corp. (Electronics)	560	12,477
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	22,504
Cyberonics, Inc.* (Healthcare-Products)	980	21,266
CyberSource Corp.* (Internet)	2,660	44,502
Cymer, Inc.* (Electronics)	1,540	41,395
Darling International, Inc.* (Environmental Control)	3,920	64,758
Datascope Corp. (Healthcare-Products)	1,120	52,640
Delphi Financial Group, Inc.—Class A (Insurance)	1,120	25,917
DiamondRock Hospitality Co. (REIT)	7,840	85,378
Digi International, Inc.* (Software)	1,120	8,792
Dime Community Bancshares, Inc. (Savings & Loans)	2,100	34,671
DineEquity, Inc. (Retail)	700	26,152
Ditech Networks, Inc.* (Telecommunications)	2,100	4,515
Downey Financial Corp. (Savings & Loans)	1,540	4,266
DSP Group, Inc.* (Semiconductors)	1,400	9,800
East West Bancorp, Inc. (Banks)	1,960	13,838
EastGroup Properties, Inc. (REIT)	1,960	84,084
El Paso Electric Co.* (Electric)	2,380	47,124
Electro Scientific Industries, Inc.* (Electronics)	2,240	31,741
EMCOR Group, Inc.* (Engineering & Construction)	5,320	151,780
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	840	31,366
Entertainment Properties Trust (REIT)	2,380	117,667
Enzo Biochem, Inc.* (Biotechnology)	1,680	18,850
Essex Property Trust, Inc. (REIT)	2,100	223,650
Esterline Technologies Corp.* (Aerospace/Defense)	1,400	68,964
Ethan Allen Interiors, Inc. (Home Furnishings)	2,520	61,992
Exar Corp.* (Semiconductors)	4,060	30,612
Extra Space Storage, Inc. (REIT)	3,360	51,610
FairPoint Communications, Inc. (Telecommunications)	2,240	16,150
FEI Co.* (Electronics)	2,940	66,973
Financial Federal Corp. (Diversified Financial Services)	2,100	46,116
First BanCorp (Banks)	6,300	39,942
First Commonwealth Financial Corp. (Banks)	5,320	49,636
First Financial Bancorp (Banks)	2,520	23,184
First Financial Bankshares, Inc. (Banks)	1,120	51,307
First Midwest Bancorp, Inc. (Banks)	4,060	75,719
FirstFed Financial Corp.* (Savings & Loans)	1,120	9,005
Flagstar Bancorp, Inc. (Savings & Loans)	3,080	9,271
Fleetwood Enterprises, Inc.* (Home Builders)	5,320	13,938
Flowers Foods, Inc. (Food)	1,820	51,579
Forestar Real Estate Group, Inc.* (Real Estate)	1,540	29,337
Fred’s, Inc. (Retail)	3,360	37,766
Frontier Financial Corp. (Banks)	3,500	29,820
Fuller (H.B.) Co. (Chemicals)	4,900	109,956
G&K Services, Inc. (Textiles)	1,680	51,173
Gardner Denver, Inc.* (Machinery-Diversified)	1,680	95,424
GenCorp, Inc.* (Aerospace/Defense)	3,360	24,058
General Communication, Inc.—Class A* (Telecommunications)	1,400	9,618
Genesco, Inc. (Retail)	700	21,609
Gentiva Health Services, Inc.* (Healthcare- Services)	2,240	42,672
Georgia Gulf Corp. (Chemicals)	2,800	8,120
Gerber Scientific, Inc.* (Machinery-Diversified)	1,960	22,305
Gevity HR, Inc. (Commercial Services)	1,960	10,545
Gibraltar Industries, Inc. (Iron/Steel)	2,520	40,244
Glacier Bancorp, Inc. (Banks)	2,380	38,056
Greatbatch, Inc.* (Electrical Components & Equipment)	840	14,532
Griffon Corp.* (Miscellaneous Manufacturing)	2,240	19,622
Group 1 Automotive, Inc. (Retail)	1,820	36,163
Guaranty Financial Group, Inc.* (Savings & Loans)	2,940	15,788
Gulf Island Fabrication, Inc. (Oil & Gas Services)	420	20,551
Hancock Holding Co. (Banks)	1,260	49,505
Hanmi Financial Corp. (Banks)	3,220	16,776
Harmonic, Inc.* (Telecommunications)	7,700	73,227
Haverty Furniture Cos., Inc. (Retail)	1,820	18,273
Healthcare Services Group, Inc. (Commercial Services)	1,680	25,553
HealthSpring, Inc.* (Healthcare-Services)	2,520	42,538
Heidrick & Struggles International, Inc. (Commercial Services)	1,400	38,696
Hilb, Rogal, and Hobbs Co. (Insurance)	1,120	48,675
Hillenbrand, Inc. (Commercial Services)	2,100	44,940
HMS Holdings Corp.* (Commercial Services)	700	15,029
Home Properties, Inc. (REIT)	2,660	127,840
Hot Topic, Inc.* (Retail)	1,540	8,331
Hub Group, Inc.—Class A* (Transportation)	1,680	57,338
Hutchinson Technology, Inc.* (Computers)	980	13,171
Iconix Brand Group, Inc.* (Apparel)	3,360	40,589
II-VI, Inc.* (Electronics)	420	14,666
Independent Bank Corp. (Banks)	1,680	6,720
Informatica Corp.* (Software)	4,340	65,274
Inland Real Estate Corp. (REIT)	4,760	68,639
Insight Enterprises, Inc.* (Retail)	4,060	47,624
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,240	34,115

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	3,080	$38,592
Invacare Corp. (Healthcare-Products)	2,660	54,370
Investment Technology Group, Inc.* (Diversified Financial Services)	1,400	46,844
ION Geophysical Corp.* (Oil & Gas Services)	4,480	78,176
Irwin Financial Corp. (Banks)	1,540	4,143
Itron, Inc.* (Electronics)	980	96,383
J & J Snack Foods Corp. (Food)	560	15,350
Jack in the Box, Inc.* (Retail)	1,820	40,786
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,120	24,472
JDA Software Group, Inc.* (Software)	1,400	25,340
Jo-Ann Stores, Inc.* (Retail)	2,100	48,363
Kaman Corp. (Aerospace/Defense)	2,100	47,796
Kaydon Corp. (Metal Fabricate/Hardware)	1,260	64,777
Keithley Instruments, Inc. (Electronics)	1,120	10,640
Kilroy Realty Corp. (REIT)	2,660	125,100
Kirby Corp.* (Transportation)	1,820	87,360
Kite Realty Group Trust (REIT)	2,380	29,750
Kopin Corp.* (Semiconductors)	3,640	10,447
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,340	31,639
La-Z-Boy, Inc. (Home Furnishings)	4,200	32,130
LaBranche & Co., Inc.* (Diversified Financial Services)	4,480	31,718
Laclede Group, Inc. (Gas)	1,820	73,473
Lance, Inc. (Food)	2,520	47,300
LandAmerica Financial Group, Inc. (Insurance)	1,260	27,959
Landry’s Restaurants, Inc. (Retail)	980	17,611
Lawson Products, Inc. (Metal Fabricate/Hardware)	280	6,938
Lennox International, Inc. (Building Materials)	5,040	145,958
Lexington Corporate Properties Trust (REIT)	5,040	68,695
Libbey, Inc. (Housewares)	1,260	9,374
Lindsay Manufacturing Co. (Machinery-Diversified)	420	35,687
Lithia Motors, Inc.—Class A (Retail)	1,260	6,199
Littelfuse, Inc.* (Electrical Components & Equipment)	980	30,919
Live Nation, Inc.* (Commercial Services)	6,020	63,692
Longs Drug Stores Corp. (Retail)	2,660	112,013
LTC Properties, Inc. (REIT)	1,680	42,941
Lufkin Industries, Inc. (Oil & Gas Services)	560	46,637
Lydall, Inc.* (Miscellaneous Manufacturing)	1,400	17,570
M/I Schottenstein Homes, Inc. (Home Builders)	980	15,415
Magellan Health Services, Inc.* (Healthcare- Services)	1,540	57,026
MagneTek, Inc.* (Electrical Components & Equipment)	1,680	7,106
Maidenform Brands, Inc.* (Apparel)	1,540	20,790
Manhattan Associates, Inc.* (Computers)	840	19,933
ManTech International Corp.—Class A* (Software)	700	33,684
Marcus Corp. (Lodging)	1,820	27,209
MarineMax, Inc.* (Retail)	1,540	11,042
Material Sciences Corp.* (Iron/Steel)	980	7,938
Matrix Service Co.* (Oil & Gas Services)	1,260	29,056
MAXIMUS, Inc. (Commercial Services)	840	29,249
MedCath Corp.* (Healthcare-Services)	1,120	20,138
Medical Properties Trust, Inc. (REIT)	5,320	53,838
Mentor Corp. (Healthcare-Products)	1,260	35,053
Mercury Computer Systems, Inc.* (Computers)	1,120	8,434
Meridian Bioscience, Inc. (Healthcare-Products)	1,260	33,919
Methode Electronics, Inc. (Electronics)	3,080	32,186
Micrel, Inc. (Semiconductors)	4,480	40,992
Microsemi Corp.* (Semiconductors)	3,360	84,605
Mid-America Apartment Communities, Inc. (REIT)	2,100	107,184
Midas, Inc.* (Commercial Services)	840	11,340
MKS Instruments, Inc.* (Semiconductors)	3,780	82,782
Mobile Mini, Inc.* (Storage/Warehousing)	1,260	25,200
Monaco Coach Corp. (Home Builders)	2,520	7,661
Moog, Inc.—Class A* (Aerospace/Defense)	1,680	62,563
Movado Group, Inc. (Retail)	980	19,404
MTS Systems Corp. (Computers)	700	25,116
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,080	99,176
Multimedia Games, Inc.* (Leisure Time)	980	4,332
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,120	9,128
Nash Finch Co. (Food)	1,120	38,382
NATCO Group, Inc.—Class A* (Oil & Gas Services)	700	38,171
National Financial Partners (Diversified Financial Services)	840	16,649
National Penn Bancshares, Inc. (Banks)	6,580	87,382
National Presto Industries, Inc. (Housewares)	420	26,956
National Retail Properties, Inc. (REIT)	5,880	122,892
NCI Building Systems, Inc.* (Building Materials)	1,680	61,706
Neenah Paper, Inc. (Forest Products & Paper)	1,260	21,055
Network Equipment Technologies, Inc.* (Telecommunications)	1,540	5,467
New Jersey Resources Corp. (Gas)	3,360	109,704
Newport Corp.* (Electronics)	3,080	35,081
Northwest Natural Gas Co. (Gas)	2,240	103,622
Novatel Wireless, Inc.* (Telecommunications)	2,660	29,606
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	980	10,476
O’Charley’s, Inc. (Retail)	1,820	18,309
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,540	15,000
OfficeMax, Inc. (Retail)	6,860	95,354
Old Dominion Freight Line, Inc.* (Transportation)	980	29,420
Old National Bancorp (Banks)	5,460	77,860
Olympic Steel, Inc. (Iron/Steel)	280	21,258
OM Group, Inc.* (Chemicals)	2,520	82,631
Omnicell, Inc.* (Software)	1,680	22,142
Omnova Solutions, Inc.* (Chemicals)	3,500	9,730
On Assignment, Inc.* (Commercial Services)	2,940	23,579
Osteotech, Inc.* (Healthcare-Products)	1,400	7,966
Owens & Minor, Inc. (Distribution/Wholesale)	3,360	153,518
Oxford Industries, Inc. (Apparel)	1,260	24,129
PAREXEL International Corp.* (Commercial Services)	2,800	73,668
Park Electrochemical Corp. (Electronics)	1,680	40,841
Parkway Properties, Inc. (REIT)	1,260	42,500
Patriot Coal Corp.* (Coal)	840	128,764
PC-Tel, Inc. (Internet)	1,820	17,454
Peet’s Coffee & Tea, Inc.* (Beverages)	560	11,099
Penford Corp. (Chemicals)	980	14,582
Pennsylvania REIT (REIT)	3,080	71,271
Perficient, Inc.* (Internet)	1,260	12,172
Pericom Semiconductor Corp.* (Semiconductors)	1,400	20,776
Perry Ellis International, Inc.* (Apparel)	560	11,883
PetroQuest Energy, Inc.* (Oil & Gas)	980	26,362
Phase Forward, Inc.* (Software)	2,240	40,253
Phoenix Technologies, Ltd.* (Software)	1,400	15,400
Photon Dynamics, Inc.* (Electronics)	1,400	21,112
Photronics, Inc.* (Semiconductors)	3,500	24,640
Piedmont Natural Gas Co., Inc. (Gas)	6,160	161,146
Pinnacle Entertainment, Inc.* (Entertainment)	4,900	51,401
Pioneer Drilling Co.* (Oil & Gas)	1,960	36,868
Piper Jaffray* (Diversified Financial Services)	1,400	41,062
Planar Systems, Inc.* (Electronics)	980	2,548
Plexus Corp.* (Electronics)	2,520	69,754
PolyOne Corp.* (Chemicals)	7,700	53,669
Presidential Life Corp. (Insurance)	1,820	28,064
ProAssurance Corp.* (Insurance)	980	47,148
Progress Software Corp.* (Software)	1,400	35,798
Prosperity Bancshares, Inc. (Banks)	1,680	44,906
Provident Bankshares Corp. (Banks)	2,660	16,971
PS Business Parks, Inc. (REIT)	1,260	65,016
PSS World Medical, Inc.* (Healthcare-Products)	1,820	29,666
Quaker Chemical Corp. (Chemicals)	840	22,394
Quanex Building Products Corp. (Building Materials)	1,680	24,965

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	3,080	$30,246
Radiant Systems, Inc.* (Computers)	1,400	15,022
Radio One, Inc.—Class D* (Media)	3,080	3,973
RadiSys Corp.* (Computers)	1,120	10,147
Ralcorp Holdings, Inc.* (Food)	700	34,608
RC2 Corp.* (Toys/Games/Hobbies)	560	10,394
Red Robin Gourmet Burgers, Inc.* (Retail)	560	15,534
Regal-Beloit Corp. (Hand/Machine Tools)	2,660	112,385
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,800	40,432
RehabCare Group, Inc.* (Healthcare-Services)	1,400	22,442
Res-Care, Inc.* (Healthcare-Services)	2,100	37,338
Rewards Network, Inc.* (Commercial Services)	980	4,028
RLI Corp. (Insurance)	700	34,629
Robbins & Myers, Inc. (Machinery-Diversified)	1,960	97,745
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,800	83,972
Rogers Corp.* (Electronics)	700	26,313
RTI International Metals, Inc.* (Mining)	980	34,908
Ruby Tuesday, Inc. (Retail)	4,620	24,948
Rudolph Technologies, Inc.* (Semiconductors)	2,380	18,326
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,400	11,158
Ruth’s Hospitality Group, Inc.* (Retail)	840	4,351
Safety Insurance Group, Inc. (Insurance)	1,400	49,910
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,680	11,810
Sanderson Farms, Inc. (Food)	560	19,331
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,960	49,588
School Specialty, Inc.* (Retail)	1,400	41,622
Schulman (A.), Inc. (Chemicals)	2,240	51,587
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,260	21,231
SEACOR SMIT, Inc.* (Oil & Gas Services)	840	75,188
Selective Insurance Group, Inc. (Insurance)	4,340	81,418
Senior Housing Properties Trust (REIT)	9,240	180,457
SI International, Inc.* (Computers)	420	8,795
Signature Bank* (Banks)	1,120	28,851
Skechers U.S.A., Inc.—Class A* (Apparel)	1,680	33,197
Skyline Corp. (Home Builders)	560	13,160
SkyWest, Inc. (Airlines)	2,100	26,565
Skyworks Solutions, Inc.* (Semiconductors)	9,520	93,962
Smith Corp. (Miscellaneous Manufacturing)	1,820	59,751
Sonic Automotive, Inc. (Retail)	2,520	32,483
South Financial Group, Inc. (Banks)	6,020	23,598
South Jersey Industries, Inc. (Gas)	2,380	88,917
Southern Union Co. (Gas)	10,220	276,145
Southwest Gas Corp. (Gas)	3,500	104,055
Sovran Self Storage, Inc. (REIT)	1,820	75,639
Spartan Motors, Inc. (Auto Parts & Equipment)	1,680	12,550
Spartan Stores, Inc. (Food)	1,820	41,860
Spectrum Brands, Inc.* (Household Products/Wares)	3,360	8,568
Spherion Corp.* (Commercial Services)	4,620	21,344
Standard Microsystems Corp.* (Semiconductors)	1,120	30,408
Standard Motor Products, Inc. (Auto Parts & Equipment)	980	7,997
Standex International Corp. (Miscellaneous
Manufacturing)	980	20,325
StarTek, Inc.* (Commercial Services)	980	9,212
Stein Mart, Inc. (Retail)	2,100	9,471
Sterling Bancorp (Banks)	1,540	18,403
Sterling Bancshares, Inc. (Banks)	6,020	54,722
Sterling Financial Corp. (Savings & Loans)	4,200	17,388
Stewart Information Services Corp. (Insurance)	1,540	29,784
Stone Energy Corp.* (Oil & Gas)	1,400	92,274
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,260	8,896
Superior Industries International, Inc. (Auto Parts & Equipment)	1,960	33,085
Supertex, Inc.* (Semiconductors)	560	13,070
Susquehanna Bancshares, Inc. (Banks)	7,000	95,830
Swift Energy Co.* (Oil & Gas)	840	55,490
SWS Group, Inc. (Diversified Financial Services)	1,820	30,230
Sykes Enterprises, Inc.* (Computers)	1,680	31,685
Symmetricom, Inc.* (Telecommunications)	3,780	14,515
Symmetry Medical, Inc.* (Healthcare-Products)	980	15,896
Synaptics, Inc.* (Computers)	980	36,975
SYNNEX Corp.* (Software)	1,400	35,126
Take-Two Interactive Software, Inc.* (Software)	2,800	71,596
Tanger Factory Outlet Centers, Inc. (REIT)	2,520	90,544
Technitrol, Inc. (Electronics)	3,360	57,086
Tetra Tech, Inc.* (Environmental Control)	2,940	66,503
TETRA Technologies, Inc.* (Oil & Gas Services)	1,960	46,472
Texas Industries, Inc. (Building Materials)	1,400	78,582
Texas Roadhouse, Inc.—Class A* (Retail)	1,820	16,325
The Andersons, Inc. (Agriculture)	840	34,196
The Cato Corp.—Class A (Retail)	2,520	35,885
The Children’s Place Retail Stores, Inc.* (Retail)	560	20,216
The E.W. Scripps Co.—Class A* (Entertainment)	5,040	15,473
The Finish Line, Inc.—Class A* (Retail)	4,060	35,322
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,960	44,727
The Hain Celestial Group, Inc.* (Food)	1,680	39,446
The Knot, Inc.* (Internet)	980	9,584
The Men’s Wearhouse, Inc. (Retail)	1,960	31,928
The Nautilus Group, Inc. (Leisure Time)	2,660	13,513
The Navigators Group, Inc.* (Insurance)	560	30,268
The Pep Boys-Manny, Moe & Jack (Retail)	3,360	29,299
The Standard Register Co. (Household Products/Wares)	980	9,241
The Steak n Shake Co.* (Retail)	2,380	15,065
Theragenics Corp.* (Pharmaceuticals)	2,800	10,164
THQ, Inc.* (Software)	2,520	51,055
Tollgrade Communications, Inc.* (Telecommunications)	1,120	5,029
Tower Group, Inc. (Insurance)	840	17,800
Tredegar Corp. (Miscellaneous Manufacturing)	1,960	28,812
TreeHouse Foods, Inc.* (Food)	2,520	61,135
Triarc Cos., Inc. (Retail)	5,180	32,789
Triumph Group, Inc. (Aerospace/Defense)	840	39,564
Tronox, Inc.—Class B (Chemicals)	3,360	10,147
TrueBlue, Inc.* (Commercial Services)	1,680	22,193
TrustCo Bank Corp. NY (Banks)	6,160	45,707
TTM Technologies, Inc.* (Electronics)	1,820	24,042
Tuesday Morning Corp.* (Retail)	2,520	10,357
Tween Brands, Inc.* (Retail)	980	16,131
UGI Corp. (Gas)	8,820	253,222
UIL Holdings Corp. (Electric)	2,100	61,761
Ultratech Stepper, Inc.* (Semiconductors)	1,960	30,419
UMB Financial Corp. (Banks)	2,240	114,845
Umpqua Holdings Corp. (Banks)	4,900	59,437
UniFirst Corp. (Textiles)	1,120	50,019
Unisource Energy Corp. (Electric)	2,940	91,169
United Bankshares, Inc. (Banks)	3,220	73,899
United Community Banks, Inc. (Banks)	3,360	28,661
United Fire & Casualty Co. (Insurance)	1,820	49,013
United Stationers, Inc.* (Distribution/Wholesale)	2,100	77,595
Universal Electronics, Inc.* (Home Furnishings)	560	11,704
Universal Forest Products, Inc. (Building Materials)	1,540	46,138
Valmont Industries, Inc. (Metal Fabricate/Hardware)	700	73,003
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,640	126,745
Veeco Instruments, Inc.* (Semiconductors)	2,660	42,773
Viad Corp. (Commercial Services)	1,680	43,327
Vicor Corp. (Electrical Components & Equipment)	1,120	11,178
ViroPharma, Inc.* (Pharmaceuticals)	2,940	32,516

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Vital Signs, Inc. (Healthcare-Products)	280	$15,898
Volt Information Sciences, Inc.* (Commercial Services)	1,120	13,339
W-H Energy Services, Inc.* (Oil & Gas Services)	840	80,422
Wabash National Corp. (Auto Manufacturers)	2,520	19,051
Watsco, Inc. (Distribution/Wholesale)	2,100	87,780
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,260	66,641
Watts Water Technologies, Inc.—Class A (Electronics)	2,660	66,234
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,200	32,382
WD-40 Co. (Household Products/Wares)	700	20,475
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,400	60,592
Whitney Holding Corp. (Banks)	5,320	97,356
Winnebago Industries, Inc. (Home Builders)	840	8,560
Wintrust Financial Corp. (Banks)	980	23,373
Wolverine World Wide, Inc. (Apparel)	1,680	44,806
Woodward Governor Co. (Electronics)	2,520	89,863
World Fuel Services Corp. (Retail)	980	21,501
Zale Corp.* (Retail)	3,640	68,760
Zep, Inc. (Chemicals)	840	12,499
Zoll Medical Corp.* (Healthcare-Products)	840	28,283

TOTAL COMMON STOCKS
(Cost $15,308,360)		19,589,053

TOTAL INVESTMENT SECURITIES
(Cost $15,308,360)—99.8%		19,589,053
Net other assets (liabilities)—0.2%		40,807

NET ASSETS—100.0%		$19,629,860

* Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Aerospace/Defense	1.2%
Agriculture	0.4%
Airlines	0.1%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.9%
Chemicals	2.5%
Coal	0.7%
Commercial Services	4.1%
Computers	1.1%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	1.4%
Electronics	5.4%
Engineering & Construction	1.0%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.0%
Forest Products & Paper	0.9%
Gas	7.0%
Hand/Machine Tools	1.0%
Healthcare-Products	2.3%
Healthcare-Services	1.7%
Home Builders	0.5%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	2.3%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.7%
Media	NM
Metal Fabricate/Hardware	1.4%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	1.0%
REIT	10.7%
Real Estate	0.1%
Retail	6.9%
Savings & Loans	0.7%
Semiconductors	4.5%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Textiles	0.7%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $15,308,360)	$19,589,053
Dividends and interest receivable	45,715
Receivable for investments sold	872,232
Prepaid expenses	195

Total Assets	20,507,195

Liabilities:
Cash overdraft	116,606
Payable for investments purchased	69,706
Payable for capital shares redeemed	640,381
Advisory fees payable	12,412
Management services fees payable	1,655
Administration fees payable	767
Administrative services fees payable	8,249
Distribution fees payable	6,441
Trustee fees payable	2
Transfer agency fees payable	2,243
Fund accounting fees payable	1,310
Compliance services fees payable	257
Other accrued expenses	17,306

Total Liabilities	877,335

Net Assets	$19,629,860

Net Assets consist of:
Capital	$18,908,474
Accumulated net investment income (loss)	81,010
Accumulated net realized gains (losses) on investments	(3,640,317)
Net unrealized appreciation (depreciation) on investments	4,280,693

Net Assets	$19,629,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	754,149

Net Asset Value (offering and redemption price per share)	$26.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$317,543
Interest	833

Total Investment Income	318,376

Expenses:
Advisory fees	109,541
Management services fees	21,908
Administration fees	5,373
Transfer agency fees	6,506
Administrative services fees	49,495
Distribution fees	36,514
Custody fees	25,861
Fund accounting fees	10,587
Trustee fees	286
Compliance services fees	143
Other fees	12,733

Total Gross Expenses before reductions	278,947
Less Expenses reduced by the Advisor	(41,581)

Total Net Expenses	237,366

Net Investment Income (Loss)	81,010

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,614,899)
Change in net unrealized appreciation/depreciation on investments	(1,874,036)

Net Realized and Unrealized Gains (Losses) on Investments	(3,488,935)

Change in Net Assets Resulting from Operations	$(3,407,925)

See accompanying notes to the financial statements.

35

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$81,010	$(106,508)
Net realized gains (losses) on investments	(1,614,899)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(1,874,036)	(11,726,926)

Change in net assets resulting from operations	(3,407,925)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	—	(5,688,961)

Change in net assets resulting from distributions	—	(5,688,961)

Capital Transactions:
Proceeds from shares issued	46,862,194	166,087,879
Dividends reinvested	—	5,688,961
Value of shares redeemed	(55,794,398)	(233,391,118)

Change in net assets resulting from capital transactions	(8,932,204)	(61,614,278)

Change in net assets	(12,340,129)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$19,629,860	$31,969,989

Accumulated net investment income (loss)	$81,010	$—

Share Transactions:
Issued	1,695,235	4,530,924
Reinvested	—	187,260
Redeemed	(2,050,652)	(6,413,107)

Change in shares	(355,417)	(1,694,923)

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.81		$36.64		$32.88	$33.54	$28.97	$21.51

Investment Activities:
Net investment income (loss)(a)	0.08		(0.08)		(0.12)	(0.23)	(0.16)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.86)		(2.27)		5.71	1.59	5.92	7.68

Total income (loss) from investment activities	(2.78)		(2.35)		5.59	1.36	5.76	7.46

Distributions to Shareholders From:
Net realized gains on investments	—		(5.48)		(1.83)	(2.02)	(1.19)	—

Net Asset Value, End of Period	$26.03		$28.81		$36.64	$32.88	$33.54	$28.97

Total Return	(9.65	)%(b)	(7.22)%		17.43%	4.00%	20.12%	34.68%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.76%		1.79%	1.91%	1.95%	2.08%
Net expenses(c)	1.63%		1.63%		1.75%	1.91%	1.95%	1.98%
Net investment income (loss)(c)	0.55%		(0.21)%		(0.34)%	(0.69)%	(0.53)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$19,630		$31,970	$	$102,760	$62,820	$179,162	$147,174
Portfolio turnover rate(d)	163	% (b)	291%		436%	573%	819%	906%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Company, Ltd.	15.9%
China Mobile, Ltd.	10.9%
BHP Billiton, Ltd.	7.0%
China Petroleum and Chemical Corp.	6.4%
China Life Insurance Co., Ltd.	5.2%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Energy	39%
Communications	24%
Basic Materials	13%
Financial	11%
Technology	7%
Industrial	4%
Consumer Non-Cyclical	2%

Country Breakdown

China	52%
Hong Kong	16%
Taiwan	9%
India	6%
South Korea	8%
Australia	7%
Singapore	2%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks† (99.0%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	86,592	$2,471,336
AU Optronics Corp. (Electronics)	142,967	2,264,597
Baidu.com, Inc.* (Internet)	7,216	2,258,319
BHP Billiton, Ltd. (Mining)	94,259	8,029,924
Canadian Solar, Inc.* (Energy-Alternate Sources)	54,571	2,193,208
China Life Insurance Co., Ltd. (Insurance)	115,456	6,024,494
China Mobile, Ltd. (Telecommunications)	187,616	12,560,891
China Petroleum and Chemical Corp. (Oil & Gas)	78,925	7,331,343
Chunghwa Telecom Co., Ltd. (Telecommunications)	125,647	3,187,664
CNOOC, Ltd. (Oil & Gas)	29,766	5,165,592
Ctrip.com International, Ltd. (Internet)	37,884	1,734,330
Flextronics International, Ltd.* (Electronics)	237,226	2,229,924
Focus Media Holding, Ltd.* (Advertising)	60,434	1,675,230
HDFC Bank, Ltd. (Banks)	25,256	1,809,845
ICICI Bank, Ltd. (Banks)	73,964	2,127,205
Infosys Technologies, Ltd. (Software)	74,415	3,234,076
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	97,867	1,649,059
Kookmin Bank (Banks)	48,257	2,823,517
LDK Solar Company, Ltd.* (Energy-Alternate Sources)	65,395	2,477,163
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,570	1,844,319
PetroChina Company, Ltd. (Oil & Gas)	142,065	18,306,496
POSCO (Iron/Steel)	30,668	3,980,093
SINA Corp.* (Internet)	44,198	1,880,625
SK Telecom Co., Ltd. (Telecommunications)	123,123	2,557,265
Sohu.com, Inc.* (Internet)	28,413	2,001,412
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	136,653	2,391,427
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	54,571	2,044,230
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	399,135	4,354,563
Trina Solar, Ltd.* (Energy-Alternate Sources)	51,865	1,589,144
United Microelectronics Corp. (Semiconductors)	355	1,037
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	94,259	1,500,603

TOTAL COMMON STOCKS
(Cost $70,503,992)		113,698,931

TOTAL INVESTMENT SECURITIES
(Cost $70,503,992)—99.0%		113,698,931
Net other assets (liabilities)—1.0%		1,170,651

NET ASSETS—100.0%		$114,869,582

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	1.5%
Banks	6.0%
Commercial Services	1.6%
Electronics	3.9%
Energy-Alternate Sources	12.1%
Insurance	5.2%
Internet	6.8%
Iron/Steel	3.5%
Mining	9.1%
Oil & Gas	26.8%
Semiconductors	3.8%
Software	2.8%
Telecommunications	15.9%
Other**	1.0%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Australia	7.0%
China	51.8%
Hong Kong	15.4%
India	6.2%
South Korea	8.2%
Singapore	1.9%
Taiwan	8.5%
Other**	1.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $70,503,992)	$113,698,931
Dividends and interest receivable	385,901
Receivable for capital shares issued	10,082
Receivable for investments sold	2,520,408
Prepaid expenses	718

Total Assets	116,616,040

Liabilities:
Cash overdraft	669,305
Payable for capital shares redeemed	822,469
Advisory fees payable	85,667
Management services fees payable	11,422
Administration fees payable	3,817
Administrative services fees payable	43,559
Distribution fees payable	41,035
Trustee fees payable	11
Transfer agency fees payable	10,790
Fund accounting fees payable	6,514
Compliance services fees payable	1,313
Other accrued expenses	50,556

Total Liabilities	1,746,458

Net Assets	$114,869,582

Net Assets consist of:
Capital	$58,696,230
Accumulated net investment income (loss)	1,241,994
Accumulated net realized gains (losses) on investments	11,736,419
Net unrealized appreciation (depreciation) on investments	43,194,939

Net Assets	$114,869,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,586,632

Net Asset Value (offering and redemption price per share)	$72.40

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,858,554
Interest	13,060
Foreign tax withholding	(117,688)

Total Investment Income	1,753,926

Expenses:
Advisory fees	594,035
Management services fees	118,808
Administration fees	24,610
Transfer agency fees	30,070
Administrative services fees	248,672
Distribution fees	198,012
Custody fees	18,824
Fund accounting fees	41,487
Trustee fees	1,344
Compliance services fees	302
Other fees	56,232

Total Gross Expenses before reductions	1,332,396
Less Expenses reduced by the Advisor	(41,357)

Total Net Expenses	1,291,039

Net Investment Income (Loss)	462,887

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	17,614,267
Net realized gains (losses) on futures contracts	(7,139)
Change in net unrealized appreciation/depreciation on investments	(63,947,529)

Net Realized and Unrealized Gains (Losses) on Investments	(46,340,401)

Change in Net Assets Resulting from Operations	$(45,877,514)

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$462,887	$779,107
Net realized gains (losses) on investments	17,607,128	2,800,445
Change in net unrealized appreciation/depreciation on investments	(63,947,529)	57,098,613

Change in net assets resulting from operations	(45,877,514)	60,678,165

Distributions to Shareholders From:
Net investment income	—	(138,700)

Change in net assets resulting from distributions	—	(138,700)

Capital Transactions:
Proceeds from shares issued	171,976,595	472,362,242
Dividends reinvested	—	138,700
Value of shares redeemed	(268,503,751)	(457,943,272)

Change in net assets resulting from capital transactions	(96,527,156)	14,557,670

Change in net assets	(142,404,670)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$114,869,582	$257,274,252

Accumulated net investment income (loss)	$1,241,994	$779,107

Share Transactions:
Issued	2,192,141	5,994,880
Reinvested	—	1,791
Redeemed	(3,433,604)	(6,125,475)

Change in shares	(1,241,463)	(128,804)

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Asia 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006		For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$90.97		$61.61	$44.47		$37.30	$38.76	$23.51

Investment Activities:
Net investment income (loss)(a)	0.23		0.32	0.07		0.40	0.11	0.17
Net realized and unrealized gains (losses) on investments	(18.80)		29.10	17.34		6.87	(0.38)	15.09

Total income (loss) from investment activities	(18.57)		29.42	17.41		7.27	(0.27)	15.26

Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.27)		(0.10)	(0.12)	(0.01)
Net realized gains on investments	—		—	—		—	(1.07)	—

Total distributions	—		(0.06)	(0.27)		(0.10)	(1.19)	(0.01)

Net Asset Value, End of Period	$72.40		$90.97	$61.61		$44.47	$37.30	$38.76

Total Return	(20.41	)%(b)	47.74%	39.29%		19.51%	(0.54)%	64.92%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.65%	1.71%		1.82%	1.86%	1.93%
Net expenses(c)	1.63%		1.60%	1.68	%(d)	1.82%	1.86%	1.93%
Net investment income (loss)(c)	0.59%		0.42%	0.13%		0.97%	0.29%	0.54%

Supplemental Data:
Net assets, end of period (000’s)	$114,870		$257,274	$182,177		$73,464	$41,545	$49,138
Portfolio turnover rate(e)	102	%(b)	214%	161%		256%	473%	831%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

42

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.0%
BP Amoco PLC	6.1%
Total Fina SA	5.9%
HSBC Holdings PLC	5.2%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	26%
Energy	19%
Communications	13%
Industrial	13%
Financial	12%
Basic Materials	9%
Technology	5%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	36%
Switzerland	15%
Germany	12%
France	11%
Luxembourg	10%
Netherlands	7%
Finland	3%
Ireland	3%
Greece	2%
Sweden	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd.* (Engineering & Construction)	70,152	$1,986,705
Alcatel SA* (Telecommunications)	197,816	1,194,809
Alcon, Inc. (Healthcare-Products)	12,008	1,954,782
ArcelorMittal (Iron/Steel)	32,232	3,193,224
ASML Holding NV (Semiconductors)	48,032	1,171,981
AstraZeneca PLC (Pharmaceuticals)	50,560	2,150,317
BP Amoco PLC (Oil & Gas)	60,672	4,220,951
Chicago Bridge & Iron Co. NV (Engineering & Construction)	29,704	1,182,813
Credit Suisse Group (Diversified Financial Services)	39,184	1,775,427
DaimlerChrysler AG (Auto Manufacturers)	28,440	1,753,895
Deutsche Bank AG (Banks)	17,696	1,510,353
DryShips, Inc. (Transportation)	13,272	1,064,149
Elan Corp. PLC* (Pharmaceuticals)	50,560	1,797,408
GlaxoSmithKline PLC (Pharmaceuticals)	65,728	2,906,492
HSBC Holdings PLC (Banks)	46,768	3,587,105
Millicom International Cellular SA (Telecommunications)	12,008	1,242,828
Nokia OYJ (Telecommunications)	97,328	2,384,536
Novartis AG (Pharmaceuticals)	62,568	3,443,743
Rio Tinto PLC (Mining)	5,688	2,815,560
Royal Dutch Shell PLC—Class A (Oil & Gas)	59,408	4,854,228
Sanofi-Aventis (Pharmaceuticals)	71,416	2,373,154
SAP AG (Software)	41,712	2,173,612
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	27,176	1,335,157
Siemens AG (Miscellaneous Manufacturing)	23,384	2,575,280
Telefonaktiebolaget LM Ericsson (Telecommunications)	67,624	703,290
Tenaris SA (Iron/Steel)	30,336	2,260,032
Total Fina SA (Oil & Gas)	48,032	4,095,689
UBS AG* (Diversified Financial Services)	69,520	1,436,283
Unilever NV (Food)	80,264	2,279,497
Vodafone Group PLC (Telecommunications)	113,128	3,332,751

TOTAL COMMON STOCKS
(Cost $43,313,309)		68,756,051

Repurchase Agreements (0.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $68,004 (Collateralized by $66,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $69,433)	$68,000	68,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $47,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $47,554)	46,000	46,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $73,004 (Collateralized by $75,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $76,763)	73,000	73,000

See accompanying notes to the financial statements.

43

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $80,005 (Collateralized by $81,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $82,586)	$80,000	$80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $267,000)		267,000

TOTAL INVESTMENT SECURITIES
(Cost $43,580,309)—100.2%		69,023,051
Net other assets (liabilities)—(0.2)%		(128,321)

NET ASSETS—100.0%		$68,894,730

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Auto Manufacturers	2.6%
Banks	7.4%
Diversified Financial Services	4.7%
Engineering & Construction	4.6%
Food	3.3%
Healthcare-Products	2.8%
Iron/Steel	7.9%
Mining	4.1%
Miscellaneous Manufacturing	3.7%
Oil & Gas	19.2%
Pharmaceuticals	20.3%
Semiconductors	1.7%
Software	3.2%
Telecommunications	12.8%
Transportation	1.5%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Finland	3.5%
France	11.1%
Germany	11.6%
Greece	1.5%
Ireland	2.6%
Luxembourg	9.7%
Netherlands	6.7%
Sweden	1.0%
Switzerland	15.4%
United Kingdom	36.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $43,313,309)	$68,756,051
Repurchase agreements, at cost	267,000

Total Investment Securities	69,023,051
Dividends and interest receivable	359,954
Receivable for capital shares issued	46,992
Receivable for investments sold	565,306
Prepaid expenses	451

Total Assets	69,995,754

Liabilities:
Cash overdraft	18,637
Payable for investments purchased	4,969
Payable for capital shares redeemed	909,331
Advisory fees payable	52,400
Management services fees payable	6,987
Administration fees payable	2,340
Administrative services fees payable	31,852
Distribution fees payable	28,735
Trustee fees payable	6
Transfer agency fees payable	6,354
Fund accounting fees payable	3,993
Compliance services fees payable	767
Other accrued expenses	34,653

Total Liabilities	1,101,024

Net Assets	$68,894,730

Net Assets consist of:
Capital	$58,180,781
Accumulated net investment income (loss)	2,576,573
Accumulated net realized gains (losses) on investments	(17,305,366)
Net unrealized appreciation (depreciation) on investments	25,442,742

Net Assets	$68,894,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,120,467

Net Asset Value (offering and redemption price per share)	$32.49

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$2,212,235
Interest	3,877
Foreign tax withholding	(227,572)

Total Investment Income	1,988,540

Expenses:
Advisory fees	329,714
Management services fees	65,943
Administration fees	13,776
Transfer agency fees	16,828
Administrative services fees	136,062
Distribution fees	109,905
Custody fees	7,775
Fund accounting fees	23,271
Trustee fees	734
Compliance services fees	71
Other fees	35,563

Total Gross Expenses before reductions	739,642
Less Expenses reduced by the Advisor	(23,063)

Total Net Expenses	716,579

Net Investment Income (Loss)	1,271,961

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,984,202
Net realized gains (losses) on futures contracts	14,480
Change in net unrealized appreciation/depreciation on investments	(19,792,610)

Net Realized and Unrealized Gains (Losses) on Investments	(11,793,928)

Change in Net Assets Resulting from Operations	$(10,521,967)

See accompanying notes to the financial statements.

45

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,271,961	$1,304,612
Net realized gains (losses) on investments	7,998,682	9,611,333
Change in net unrealized appreciation/depreciation on investments	(19,792,610)	3,106,070

Change in net assets resulting from operations	(10,521,967)	14,022,015

Distributions to Shareholders From:
Net investment income	—	(2,790,426)
Net realized gains on investments	—	(1,137,286)

Change in net assets resulting from distributions	—	(3,927,712)

Capital Transactions:
Proceeds from shares issued	104,499,991	428,613,665
Dividends reinvested	—	3,927,712
Value of shares redeemed	(156,804,769)	(470,938,634)

Change in net assets resulting from capital transactions	(52,304,778)	(38,397,257)

Change in net assets	(62,826,745)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$68,894,730	$131,721,475

Accumulated net investment income (loss)	$2,576,573	$1,304,612

Share Transactions:
Issued	3,154,672	12,425,191
Reinvested	—	113,847
Redeemed	(4,741,383)	(13,834,466)

Change in shares	(1,586,711)	(1,295,428)

See accompanying notes to the financial statements.

46

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$35.53		$31.99	$27.96	$28.28	$24.96	$18.01

Investment Activities:
Net investment income (loss)(a)	0.47		0.31	0.64	0.13	0.03	0.05
Net realized and unrealized gains (losses) on investments	(3.51)		4.33	4.18	2.14	3.53	6.92

Total income (loss) from investment activities	(3.04)		4.64	4.82	2.27	3.56	6.97

Distributions to Shareholders From:
Net investment income	—		(0.78)	(0.12)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		(0.32)	(0.67)	(2.55)	(0.21)	—

Total distributions	—		(1.10)	(0.79)	(2.59)	(0.24)	(0.02)

Net Asset Value, End of Period	$32.49		$35.53	$31.99	$27.96	$28.28	$24.96

Total Return	(8.56	)%(b)	14.58%	17.51%	8.09%	14.32%	38.73%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.66%	1.69%	1.76%	1.78%	1.91%
Net expenses(c)	1.63%		1.61%	1.66%	1.76%	1.78%	1.91%
Net investment income (loss)(c)	2.90%		0.88%	2.12%	0.45%	0.12%	0.25%

Supplemental Data:
Net Assets, end of period (000’s)	$68,895		$131,721	$160,024	$120,469	$140,608	$142,019
Portfolio turnover rate(d)	103	%(b)	280%	172%	230%	319%	376%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

47

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	5%
Swap Agreements	95%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financials	25%
Industrials	12%
Basic Materials	12%
Consumer Discretionary	10%
Energy	9%
Consumer Staples	8%
Health Care	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	21%
Japan	21%
Other	13%
France	11%
Germany	9%
Switzerland	7%
Australia	7%
Spain	4%
Italy	4%
Netherlands	3%

PROFUNDS VP ProFund VP International (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (100.1%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,022 (Collateralized by $387,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $407,131)	$398,000	$398,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,023 (Collateralized by $402,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $406,743)	398,000	398,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,024 (Collateralized by $400,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $409,403)	398,000	398,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $397,025 (Collateralized by $399,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $406,814)	397,000	397,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $398,017 (Collateralized by $398,845 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $405,960)	398,000	398,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,989,000)		1,989,000

TOTAL INVESTMENT SECURITIES
(Cost $1,989,000)—100.1%		1,989,000
Net other assets (liabilities)—(0.1)%		(2,861)

NET ASSETS—100.0%		$1,986,139

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 9/19/08 (Underlying notional amount at value $98,460)	1	$(4,552)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the MSCI EAFE terminating on 7/28/08	$1,891,256	$10,673

See accompanying notes to the financial statements.

48

PROFUNDS VP
ProFund VP International (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,989,000
Cash	376
Segregated cash balances with brokers for futures contracts	6,116
Interest receivable	111
Unrealized gain on swap agreements	10,673
Variation margin on futures contracts	610
Prepaid expenses	3

Total Assets	2,006,889

Liabilities:
Payable for capital shares redeemed	16,259
Advisory fees payable	1,107
Management services fees payable	148
Administration fees payable	49
Administrative services fees payable	702
Distribution fees payable	798
Transfer agency fees payable	105
Fund accounting fees payable	83
Compliance services fees payable	12
Other accrued expenses	1,487

Total Liabilities	20,750

Net Assets	$1,986,139

Net Assets consist of:
Capital	$2,727,263
Accumulated net investment income (loss)	22,696
Accumulated net realized gains (losses) on investments	(769,941)
Net unrealized appreciation (depreciation) on investments	6,121

Net Assets	$1,986,139

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	74,065

Net Asset Value (offering and redemption price per share)	$26.82

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$11,907

Expenses:
Advisory fees	3,722
Management services fees	744
Administration fees	329
Transfer agency fees	311
Administrative services fees	969
Distribution fees	1,241
Custody fees	1,766
Fund accounting fees	430
Trustee fees	13
Compliance services fees	12
Other fees	722

Total Gross Expenses before reductions	10,259
Less Expenses reduced by the Advisor	(2,170)

Total Net Expenses	8,089

Net Investment Income (Loss)	3,818

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(9,339)
Net realized gains (losses) on swap agreements	(169,132)
Change in net unrealized appreciation/depreciation on investments	3,543

Net Realized and Unrealized Gains (Losses) on Investments	(174,928)

Change in Net Assets Resulting from Operations	$(171,110)

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets

	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$3,818	$18,237
Net realized gains (losses) on investments	(178,471)	(591,470)
Change in net unrealized appreciation/depreciation on investments	3,543	2,578

Change in net assets resulting from operations	(171,110)	(570,655)

Capital Transactions:
Proceeds from shares issued	2,967,874	11,125,476
Value of shares redeemed	(1,293,785)	(10,071,661)

Change in net assets resulting from capital transactions	1,674,089	1,053,815

Change in net assets	1,502,979	483,160
Net Assets:
Beginning of period	483,160	—

End of period	$1,986,139	$483,160

Accumulated net investment income (loss)	$22,696	$18,878

Share Transactions:
Issued	104,994	352,247
Redeemed	(46,678)	(336,498)

Change in shares	58,316	15,749

(a)	Commencement of operations

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$30.68		$30.00

Investment Activities:
Net investment income (loss)(b)	0.11		0.30
Net realized and unrealized gains (losses) on investments	(3.97)		0.38	(c)

Total income (loss) from investment activities	(3.86)		0.68

Net Asset Value, End of Period	$26.82		$30.68

Total Return	(12.58	)%(d)	2.27	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.07%		1.76%
Net expenses(e)	1.63%		1.63%
Net investment income (loss)(e)	0.77%		2.95%

Supplemental Data:
Net assets, end of period (000’s)	$1,986		$483
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	27%
Basic Materials	20%
Communications	19%
Financial	14%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	1%

Country Breakdown

Brazil	37%
Hong Kong	10%
Mexico	9%
South Korea	9%
China	8%
Taiwan	8%
Other	6%
India	5%
South Korea	4%
Israel	4%

PROFUNDS VP ProFund VP Emerging Markets	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (99.2%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,156 (Collateralized by $2,731,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,873,059)	$2,816,000	$2,816,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,164 (Collateralized by $2,840,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,873,505)	2,816,000	2,816,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,170 (Collateralized by $2,799,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–3/5/09, market value $2,875,352)	2,816,000	2,816,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,813,176 (Collateralized by $2,856,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,874,874)	2,813,000	2,813,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,816,121 (Collateralized by $2,858,486 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $2,872,798)	2,816,000	2,816,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,077,000)		14,077,000

TOTAL INVESTMENT SECURITIES
(Cost $14,077,000)—99.2%		14,077,000
Net other assets (liabilities)—0.8%		108,222

NET ASSETS—100.0%		$14,185,222

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 7/28/08	$14,212,906	$152,216

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$14,077,000
Cash	319
Interest receivable	788
Unrealized gain on swap agreements	152,216
Receivable for capital shares issued	17,899
Prepaid expenses	11

Total Assets	14,248,233

Liabilities:
Payable for capital shares redeemed	27,710
Advisory fees payable	10,037
Management services fees payable	1,338
Administration fees payable	440
Administrative services fees payable	7,609
Distribution fees payable	7,638
Trustee fees payable	1
Transfer agency fees payable	1,106
Fund accounting fees payable	750
Compliance services fees payable	89
Other accrued expenses	6,293

Total Liabilities	63,011

Net Assets	$14,185,222

Net Assets consist of:
Capital	$15,672,064
Accumulated net investment income (loss)	78,207
Accumulated net realized gains (losses) on investments	(1,717,265)
Net unrealized appreciation (depreciation) on investments	152,216

Net Assets	$14,185,222

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	435,762

Net Asset Value (offering and redemption price per share)	$32.55

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$84,120

Expenses:
Advisory fees	27,662
Management services fees	5,533
Administration fees	1,726
Transfer agency fees	2,028
Administrative services fees	8,903
Distribution fees	9,221
Custody fees	1,357
Fund accounting fees	2,808
Trustee fees	88
Compliance services fees	150
Other fees	4,814

Total Gross Expenses before reductions	64,290
Less Expenses reduced by the Advisor	(4,425)

Total Net Expenses	59,865

Net Investment Income (Loss)	24,255

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(1,720,154)
Change in net unrealized appreciation/depreciation on investments	173,978

Net Realized and Unrealized Gains (Losses) on Investments	(1,546,176)

Change in Net Assets Resulting from Operations	$(1,521,921)

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$24,255	$51,405
Net realized gains (losses) on investments	(1,720,154)	2,889
Change in net unrealized appreciation/depreciation on investments	173,978	(21,762)

Change in net assets resulting from operations	(1,521,921)	32,532

Capital Transactions:
Proceeds from shares issued	28,253,970	13,780,856
Value of shares redeemed	(15,871,403)	(10,488,812)

Change in net assets resulting from capital transactions	12,382,567	3,292,044

Change in net assets	10,860,646	3,324,576
Net Assets:
Beginning of period	3,324,576	—

End of period	$14,185,222	$3,324,576

Accumulated net investment income (loss)	$78,207	$53,952

Share Transactions:
Issued	820,663	403,944
Redeemed	(479,550)	(309,295)

Change in shares	341,113	94,649

(a)	Commencement of operations

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$35.13		$30.00

Investment Activities:
Net investment income (loss)(b)	0.11		0.35
Net realized and unrealized gains (losses) on investments	(2.69)		4.78	(c)

Total income (loss) from investment activities	(2.58)		5.13

Net Asset Value, End of Period	$32.55		$35.13

Total Return	(7.32	)%(d)	17.07	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.68%
Net expenses(e)	1.62%		1.63%
Net investment income (loss)(e)	0.66%		3.09%

Supplemental Data:
Net assets, end of period (000’s)	$14,185		$3,325
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008
Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	99%
Option	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	23%
Consumer Non-Cyclical	17%
Technology	10%
Financial	8%
Basic Materials	6%
Communications	6%
Energy	1%
Utilities	1%

PROFUNDS VP ProFund VP Japan	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (92.7%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,158 (Collateralized by $2,749,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,891,995)	$2,835,000	$2,835,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,165 (Collateralized by $2,858,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,891,718)	2,835,000	2,835,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,171 (Collateralized by $2,812,000 Federal Home Loan Mortgage Corp., 4.75%, 3/5/09, market value $2,892,349)	2,835,000	2,835,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,832,177 (Collateralized by $2,885,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,891,889)	2,832,000	2,832,000
UMB, 1.55%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,122 (Collateralized by $2,890,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $2,892,408)	2,835,000	2,835,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,172,000)		14,172,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option 8500 expiring July 2008	50	$625

TOTAL OPTIONS PURCHASED
(Cost $1,450)		625

TOTAL INVESTMENT SECURITIES
(Cost $14,173,450)—92.7%		14,172,625
Net other assets (liabilities)—7.3%		1,114,852

NET ASSETS—100.0%		$15,287,477

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/12/08 (Underlying notional amount at value $15,204,375)	225	$(863,278)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $1,450)	$625
Repurchase agreements, at cost	14,172,000

Total Investment Securities	14,172,625
Segregated cash balances with brokers for futures contracts	1,097,364
Interest receivable	793
Receivable for capital shares issued	86,830
Prepaid expenses	166

Total Assets	15,357,778

Liabilities:
Cash overdraft	870
Payable for capital shares redeemed	2,321
Variation margin on futures contracts	39,375
Advisory fees payable	10,440
Management services fees payable	1,392
Administration fees payable	470
Administrative services fees payable	5,473
Distribution fees payable	3,976
Trustee fees payable	1
Transfer agency fees payable	1,202
Fund accounting fees payable	803
Compliance services fees payable	157
Other accrued expenses	3,821

Total Liabilities	70,301

Net Assets	$15,287,477

Net Assets consist of:
Capital	$23,593,937
Accumulated net investment income (loss)	1,854,603
Accumulated net realized gains (losses) on investments	(9,296,960)
Net unrealized appreciation (depreciation) on investments	(864,103)

Net Assets	$15,287,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	713,249

Net Asset Value (offering and redemption price per share)	$21.43

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$225,344

Expenses:
Advisory fees	65,136
Management services fees	13,027
Administration fees	2,557
Transfer agency fees	3,033
Administrative services fees	30,026
Distribution fees	21,712
Custody fees	990
Fund accounting fees	4,175
Trustee fees	132
Other fees	5,441

Total Gross Expenses before reductions	146,229
Less Expenses reduced by the Advisor	(4,667)

Total Net Expenses	141,562

Net Investment Income (Loss)	83,782

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,750)
Net realized gains (losses) on futures contracts	(3,273,070)
Change in net unrealized appreciation/depreciation on investments	588,820

Net Realized and Unrealized Gains (Losses) on Investments	(2,690,000)

Change in Net Assets Resulting from Operations	$(2,606,218)

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$83,782	$1,770,821
Net realized gains (losses) on investments	(3,278,820)	(481,948)
Change in net unrealized appreciation/depreciation on investments	588,820	(4,596,574)

Change in net assets resulting from operations	(2,606,218)	(3,307,701)

Distributions to Shareholders From:
Net investment income	—	(2,406,260)

Change in net assets resulting from distributions	—	(2,406,260)

Capital Transactions:
Proceeds from shares issued	41,627,385	134,013,228
Dividends reinvested	—	2,406,260
Value of shares redeemed	(48,835,464)	(173,630,835)

Change in net assets resulting from capital transactions	(7,208,079)	(37,211,347)

Change in net assets	(9,814,297)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082
End of period	$15,287,477	$25,101,774

Accumulated net investment income (loss)	$1,854,603	$1,770,821

Share Transactions:
Issued	1,914,695	4,671,235
Reinvested	—	94,959
Redeemed	(2,239,587)	(6,107,463)

Change in shares	(324,892)	(1,341,269)

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.18		$28.59	$39.15	$27.62	$27.84	$21.96

Investment Activities:
Net investment income (loss)(a)	0.10		0.98	1.10	0.49	(0.21)	(0.28)
Net realized and unrealized gains (losses) on investments	(2.85)		(3.76)	1.77	11.04	2.20	6.16

Total income (loss) from investment activities	(2.75)		(2.78)	2.87	11.53	1.99	5.88

Distributions to Shareholders From:
Net investment income	—		(1.63)	(0.44)	—	—	—
Net realized gains on investments	—		—	(12.99)	—	(2.21)	—

Total distributions	—		(1.63)	(13.43)	—	(2.21)	—

Net Asset Value, End of Period	$21.43		$24.18	$28.59	$39.15	$27.62	$27.84

Total Return	(11.34	)%(b	(9.99)%	10.86%	41.78%	7.56%	26.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.68%	1.73%	1.83%	1.85%	1.95%
Net expenses(c)	1.63%		1.63%	1.70%	1.83%	1.85%	1.95%
Net investment income (loss)(c)	0.97%		3.44%	3.06%	1.52%	(0.72)%	(1.12)%
Supplemental Data:
Net assets, end of period (000’s)	$15,287		$25,102	$68,027	$129,155	$27,659	$25,188
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	47%
Futures Contracts	72%
Swap Agreements	81%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Comstock Resources, Inc.	0.2%
W-H Energy Services, Inc.	0.2%
Penn Virginia Corp.	0.1%
Energy Conversion Devices, Inc.	0.1%
Alexion Pharmaceuticals, Inc.	0.1%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (47.4%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	270	$7,725
AAR Corp.* (Aerospace/Defense)	450	6,089
Aaron Rents, Inc. (Commercial Services)	405	9,044
Abaxis, Inc.* (Healthcare-Products)	270	6,515
ABIOMED, Inc.* (Healthcare-Products)	495	8,786
AbitibiBowater, Inc. (Forest Products & Paper)	540	5,038
ABM Industries, Inc. (Commercial Services)	495	11,014
Acadia Realty Trust (REIT)	675	15,626
ACI Worldwide, Inc.* (Software)	360	6,332
Acorda Therapeutics, Inc.* (Biotechnology)	360	11,819
Actel Corp.* (Semiconductors)	585	9,857
Actuant Corp.—Class A (Miscellaneous Manufacturing)	540	16,929
Acuity Brands, Inc. (Miscellaneous Manufacturing)	315	15,145
Acxiom Corp. (Software)	855	9,824
Administaff, Inc. (Commercial Services)	270	7,530
ADTRAN, Inc. (Telecommunications)	630	15,019
Aeropostale, Inc.* (Retail)	540	16,918
Affymetrix, Inc.* (Biotechnology)	765	7,872
Agilysys, Inc. (Computers)	675	7,655
Agree Realty Corp. (REIT)	405	8,930
Alaska Communications Systems Group, Inc. (Telecommunications)	900	10,746
Albany International Corp.—Class A (Machinery-Diversified)	405	11,745
Alexion Pharmaceuticals, Inc.* (Biotechnology)	315	22,837
Align Technology, Inc.* (Healthcare-Products)	720	7,553
Alkermes, Inc.* (Pharmaceuticals)	945	11,680
Alliance One International, Inc.* (Agriculture)	1,035	5,289
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	360	6,408
Allscripts Healthcare Solutions, Inc.* (Software)	675	8,377
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	360	9,623
Alpharma, Inc.—Class A* (Pharmaceuticals)	450	10,138
Altra Holdings, Inc.* (Machinery-Diversified)	630	10,590
AMAG Pharmaceuticals, Inc.* (Biotechnology)	225	7,673
AMCOL International Corp. (Mining)	270	7,684
Amedisys, Inc.* (Healthcare-Services)	225	11,344
American Equity Investment Life Holding Co. (Insurance)	990	8,069
American Greetings Corp.—Class A (Household Products/Wares)	630	7,774
American Medical Systems Holdings, Inc.* (Healthcare-Products)	810	12,109
American Oriental Bioengineering, Inc.* (Biotechnology)	675	6,662
American Reprographics Co.* (Software)	495	8,242
American States Water Co. (Water)	450	15,723
American Superconductor Corp.* (Electrical Components & Equipment)	360	12,906
Amerigon, Inc.* (Auto Parts & Equipment)	720	5,119
AMERIGROUP Corp.* (Healthcare-Services)	450	9,360
Amerisafe, Inc.* (Insurance)	675	10,759
Amkor Technology, Inc.* (Semiconductors)	990	10,306
AMN Healthcare Services, Inc.* (Commercial Services)	585	9,898
ANADIGICS, Inc.* (Semiconductors)	765	7,535
Angelica Corp. (Textiles)	495	10,529
AngioDynamics, Inc.* (Healthcare-Products)	405	5,516
Anixter International, Inc.* (Telecommunications)	225	13,385
Ansoft Corp.* (Computers)	225	8,190
Apogee Enterprises, Inc. (Building Materials)	360	5,818
Apollo Investment Corp. (Investment Companies)	1,440	20,635
Applera Corp.—Celera Genomics Group* (Biotechnology)	900	10,224
Applied Industrial Technologies, Inc. (Machinery-Diversified)	405	9,789
Applied Micro Circuits Corp.* (Semiconductors)	1,125	9,630
Arbitron, Inc. (Commercial Services)	270	12,825
Arch Chemicals, Inc. (Chemicals)	270	8,950
Arena Resources, Inc.* (Oil & Gas)	270	14,261
Ares Capital Corp. (Investment Companies)	1,575	15,876
Argo Group International Holdings, Ltd.ADR* (Insurance)	405	13,592
Ariba, Inc.* (Internet)	855	12,577
Arkansas Best Corp. (Transportation)	270	9,893
Arris Group, Inc.* (Telecommunications)	1,170	9,886
ArthroCare Corp.* (Healthcare-Products)	225	9,182
ArvinMeritor, Inc. (Auto Parts & Equipment)	630	7,862
Asbury Automotive Group, Inc. (Retail)	720	9,252
Aspen Insurance Holdings, Ltd.ADR (Insurance)	810	19,173
Associated Estates Realty Corp. (REIT)	720	7,711
Assured Guaranty, Ltd.ADR (Insurance)	585	10,524

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

ATC Technology Corp.* (Auto Parts & Equipment)	360	$8,381
Atheros Communications* (Telecommunications)	495	14,850
Atlas America, Inc. (Oil & Gas)	360	16,218
ATP Oil & Gas Corp.* (Oil & Gas)	225	8,881
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	405	13,616
Avista Corp. (Electric)	1,035	22,211
Avocent Corp.* (Internet)	495	9,207
Baldor Electric Co. (Hand/Machine Tools)	405	14,167
Bally Technologies, Inc.* (Entertainment)	450	15,210
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	630	10,200
Bank Mutual Corp. (Banks)	1,125	11,295
Barnes Group, Inc. (Miscellaneous Manufacturing)	450	10,390
Basic Energy Services, Inc.* (Oil & Gas Services)	360	11,340
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	720	7,639
Belden, Inc. (Electrical Components & Equipment)	360	12,197
Belo Corp.—Class A (Media)	1,350	9,868
Benchmark Electronics, Inc.* (Electronics)	720	11,765
Bentley Pharmaceuticals, Inc.* (Healthcare-Services)	495	7,994
Berry Petroleum Co.—Class A (Oil & Gas)	270	15,898
Bill Barrett Corp.* (Oil & Gas)	270	16,041
BioMed Realty Trust, Inc. (REIT)	675	16,558
Blackboard, Inc.* (Software)	270	10,322
Blount International, Inc.* (Machinery-Diversified)	720	8,359
Blue Coat Systems, Inc.* (Internet)	360	5,080
Bob Evans Farms, Inc. (Retail)	450	12,870
Borders Group, Inc. (Retail)	855	5,130
Bowne & Co., Inc. (Commercial Services)	540	6,885
BPZ Resources, Inc.* (Oil & Gas)	450	13,230
Brady Corp.—Class A (Electronics)	450	15,538
Briggs & Stratton Corp. (Machinery-Diversified)	720	9,130
Brigham Exploration Co.* (Oil & Gas)	450	7,124
Bronco Drilling Co., Inc.* (Oil & Gas)	720	13,234
Brookline Bancorp, Inc. (Savings & Loans)	1,395	13,322
Brooks Automation, Inc.* (Semiconductors)	1,035	8,559
Bruker Corp.* (Healthcare-Products)	540	6,939
Brunswick Corp. (Leisure Time)	945	10,017
Brush Engineered Materials, Inc.* (Mining)	270	6,593
Calgon Carbon Corp.* (Environmental Control)	450	6,957
California Pizza Kitchen, Inc.* (Retail)	720	8,057
California Water Service Group (Water)	450	14,746
Callaway Golf Co. (Leisure Time)	810	9,582
Callon Petroleum Co.* (Oil & Gas)	360	9,850
Cano Petroleum, Inc.* (Oil & Gas)	540	4,288
Capital Lease Funding, Inc. (REIT)	1,215	9,100
Capstead Mortgage Corp. (REIT)	630	6,836
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,305	5,468
CARBO Ceramics, Inc. (Oil & Gas Services)	225	13,129
Carrizo Oil & Gas, Inc.* (Oil & Gas)	225	15,320
Carter’s, Inc.* (Apparel)	585	8,085
Casey’s General Stores, Inc. (Retail)	495	11,469
Cash America International, Inc. (Retail)	270	8,370
Cathay Bancorp, Inc. (Banks)	945	10,272
Cavium Networks, Inc.* (Semiconductors)	315	6,615
Cbeyond, Inc.* (Telecommunications)	360	5,767
Cedar Shopping Centers, Inc. (REIT)	1,350	15,822
Centene Corp.* (Healthcare-Services)	405	6,800
Centennial Communications Corp.* (Telecommunications)	855	5,976
Central Pacific Financial Corp. (Banks)	765	8,155
Central Vermont Public Service Corp. (Electric)	450	8,716
Cenveo, Inc.* (Commercial Services)	630	6,155
Cepheid, Inc.* (Healthcare-Products)	495	13,919
Ceradyne, Inc.* (Miscellaneous Manufacturing)	270	9,261
Charlotte Russe Holding, Inc.* (Retail)	450	7,992
Charming Shoppes, Inc.* (Retail)	1,170	5,370
Chart Industries, Inc.* (Machinery-Diversified)	270	13,133
Chattem, Inc.* (Cosmetics/Personal Care)	180	11,709
Checkpoint Systems, Inc.* (Electronics)	450	9,396
Cheesecake Factory, Inc.* (Retail)	900	14,319
Chemed Corp. (Commercial Services)	225	8,237
Chesapeake Utilities Corp. (Oil & Gas Services)	405	10,417
Chico’s FAS, Inc.* (Retail)	1,305	7,008
Cirrus Logic, Inc.* (Semiconductors)	1,035	5,755
CKE Restaurants, Inc. (Retail)	810	10,101
Clarcor, Inc. (Miscellaneous Manufacturing)	450	15,795
Clean Harbors, Inc.* (Environmental Control)	135	9,593
Cleco Corp. (Electric)	720	16,798
CMGI, Inc.* (Internet)	540	5,724
CNET Networks, Inc.* (Internet)	1,620	18,614
Coeur d’Alene Mines Corp.* (Mining)	2,835	8,222
Cogdell Spencer, Inc. (REIT)	495	8,044
Cogent Communications Group, Inc.* (Internet)	495	6,633
Cogent, Inc.* (Electronics)	675	7,675
Cognex Corp. (Machinery-Diversified)	495	11,410
Coinstar, Inc.* (Commercial Services)	315	10,304
Collective Brands, Inc.* (Retail)	630	7,327
Colonial Properties Trust (REIT)	675	13,513
Comfort Systems USA, Inc. (Building Materials)	765	10,282
Community Bank System, Inc. (Banks)	630	12,991
Commvault Systems, Inc.* (Software)	495	8,237
Compass Minerals International, Inc. (Mining)	225	18,126
Complete Production Services, Inc.* (Oil & Gas Services)	450	16,389
comScore, Inc.* (Internet)	225	4,910
Comstock Resources, Inc.* (Oil & Gas)	315	26,595
Comtech Telecommunications Corp.* (Telecommunications)	270	13,230
Conceptus, Inc.* (Healthcare-Products)	495	9,153
Concho Resources, Inc.* (Oil & Gas)	405	15,106
Concur Technologies, Inc.* (Software)	360	11,963
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	810	6,350
Corinthian Colleges, Inc.* (Commercial Services)	855	9,927
Corporate Office Properties Trust (REIT)	450	15,448
CoStar Group, Inc.* (Commercial Services)	225	10,001
Cox Radio, Inc.—Class A* (Media)	1,035	12,213
Crocs, Inc.* (Apparel)	855	6,849
Cross Country Healthcare, Inc.* (Commercial Services)	540	7,781
Crosstex Energy, Inc. (Oil & Gas)	405	14,037
CryoLife, Inc.* (Biotechnology)	585	6,692
CSG Systems International, Inc.* (Software)	675	7,439
CSK Auto Corp.* (Retail)	630	6,602
CTS Corp. (Electronics)	945	9,497
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	585	10,448
Curtiss-Wright Corp. (Aerospace/Defense)	360	16,106
CV Therapeutics, Inc.* (Pharmaceuticals)	810	6,666
CVB Financial Corp. (Banks)	1,035	9,770
Cyberonics, Inc.* (Healthcare-Products)	405	8,788
CyberSource Corp.* (Internet)	585	9,787
Cypress Bioscience, Inc.* (Pharmaceuticals)	720	5,177
Daktronics, Inc. (Electronics)	360	7,261
Darwin Professional Underwriters, Inc.* (Insurance)	360	11,088
Data Domain, Inc.* (Computers)	450	10,498
DCT Industrial Trust, Inc. (REIT)	1,575	13,041
DealerTrack Holdings, Inc.* (Internet)	495	6,984
Deckers Outdoor Corp.* (Apparel)	90	12,528
Delta Petroleum Corp.* (Oil & Gas)	540	13,781
Deluxe Corp. (Commercial Services)	540	9,623

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Diamond Foods, Inc. (Food)	405	$9,331
DiamondRock Hospitality Co. (REIT)	1,125	12,251
Digimarc Corp.* (Computers)	630	8,921
Digital River, Inc.* (Internet)	315	12,153
Dillards, Inc.—Class A (Retail)	585	6,768
Dime Community Bancshares, Inc. (Savings & Loans)	675	11,144
Diodes, Inc.* (Semiconductors)	315	8,707
Dionex Corp.* (Electronics)	180	11,947
Dollar Financial Corp.* (Commercial Services)	405	6,120
Double Hull Tankers, Inc.ADR (Transportation)	945	9,478
Dress Barn, Inc.* (Retail)	585	7,827
Drill-Quip, Inc.* (Oil & Gas Services)	225	14,175
DSP Group, Inc.* (Semiconductors)	765	5,355
DTS, Inc.* (Home Furnishings)	315	9,866
Dycom Industries, Inc.* (Engineering & Construction)	450	6,534
Dynamic Materials Corp. (Metal Fabricate/Hardware)	180	5,931
Eagle Bulk Shipping, Inc.ADR (Transportation)	450	13,306
EarthLink, Inc.* (Internet)	990	8,564
East West Bancorp, Inc. (Banks)	1,350	9,531
Eclipsys Corp.* (Software)	630	11,567
Education Realty Trust, Inc. (REIT)	1,125	13,106
eHealth, Inc.* (Insurance)	360	6,358
El Paso Electric Co.* (Electric)	765	15,147
Electronics for Imaging, Inc.* (Computers)	720	10,512
EMCOR Group, Inc.* (Engineering & Construction)	585	16,690
EMCORE Corp.* (Semiconductors)	900	5,634
Empire District Electric Co. (Electric)	1,215	22,526
Emulex Corp.* (Semiconductors)	855	9,961
Encore Wire Corp. (Electrical Components & Equipment)	360	7,628
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	315	23,197
Energy Partners, Ltd.* (Oil & Gas)	585	8,728
EnerSys* (Electrical Components & Equipment)	315	10,782
ENGlobal Corp.* (Commercial Services)	495	7,049
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	270	10,082
Entegris, Inc.* (Semiconductors)	1,395	9,137
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,170	8,330
Epicor Software Corp.* (Software)	990	6,841
EPIQ Systems, Inc.* (Software)	720	10,224
eResearchTechnology, Inc.* (Internet)	540	9,418
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	225	10,557
ESSA Bancorp, Inc. (Banks)	1,125	14,085
Esterline Technologies Corp.* (Aerospace/Defense)	270	13,300
Euronet Worldwide, Inc.* (Commercial Services)	585	9,886
ev3, Inc.* (Healthcare-Products)	900	8,532
Evercore Partners, Inc.—Class A (Diversified Financial Services)	585	5,558
Evergreen Solar, Inc.* (Energy-Alternate Sources)	900	8,721
Exar Corp.* (Semiconductors)	1,080	8,143
EXCO Resources, Inc.* (Oil & Gas)	585	21,592
Exelixis, Inc.* (Biotechnology)	1,440	7,200
Exide Technologies* (Electrical Components & Equipment)	585	9,805
Extra Space Storage, Inc. (REIT)	945	14,515
EZCORP, Inc.—Class A* (Retail)	675	8,606
Fair Isaac Corp. (Software)	495	10,281
FairPoint Communications, Inc. (Telecommunications)	1,035	7,462
FalconStor Software, Inc.* (Software)	855	6,053
FCStone Group, Inc.* (Diversified Financial Services)	225	6,284
Federal Signal Corp. (Miscellaneous Manufacturing)	810	9,720
FEI Co.* (Electronics)	450	10,251
FelCor Lodging Trust, Inc. (REIT)	1,125	11,812
Ferro Corp. (Chemicals)	585	10,975
Financial Federal Corp. (Diversified Financial Services)	405	8,894
First BanCorp (Banks)	945	5,991
First Midwest Bancorp, Inc. (Banks)	720	13,428
First Niagara Financial Group, Inc. (Savings & Loans)	1,395	17,940
First Potomac Realty Trust (REIT)	900	13,716
FirstMerit Corp. (Banks)	1,035	16,881
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	270	5,567
Flow International Corp.* (Machinery-Diversified)	720	5,616
Flowers Foods, Inc. (Food)	720	20,405
Forestar Real Estate Group, Inc.* (Real Estate)	405	7,715
FormFactor, Inc.* (Semiconductors)	540	9,952
Forward Air Corp. (Transportation)	360	12,456
Fossil, Inc.* (Household Products/Wares)	450	13,081
Foundry Networks, Inc.* (Telecommunications)	1,350	15,957
Fred’s, Inc. (Retail)	765	8,599
Fresh Del Monte Produce, Inc.ADR* (Food)	405	9,546
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	135	5,198
FuelCell Energy, Inc.* (Energy-Alternate Sources)	1,125	7,988
Fuller (H.B.) Co. (Chemicals)	495	11,108
Gartner Group, Inc.* (Commercial Services)	540	11,189
Gaylord Entertainment Co.* (Lodging)	495	11,860
Genco Shipping & Trading, Ltd.ADR (Transportation)	135	8,802
Genesco, Inc. (Retail)	270	8,335
Genesee & Wyoming, Inc.—Class A* (Transportation)	315	10,716
GeoEye, Inc.* (Telecommunications)	360	6,376
GFI Group, Inc (Diversified Financial Services)	810	7,298
Gibraltar Industries, Inc. (Iron/Steel)	405	6,468
Glacier Bancorp, Inc. (Banks)	765	12,232
Gladstone Investment Corp. (Diversified Financial Services)	900	5,787
Glatfelter (Forest Products & Paper)	945	12,767
Glimcher Realty Trust (REIT)	855	9,559
Global Crossing, Ltd.ADR* (Telecommunications)	405	7,266
GMX Resources, Inc.* (Oil & Gas)	135	10,003
Golar LNG, Ltd.ADR (Transportation)	675	10,456
Goodrich Petroleum Corp.* (Oil & Gas)	180	14,926
GrafTech International, Ltd.* (Electrical Components & Equipment)	810	21,732
Granite Construction, Inc. (Engineering & Construction)	270	8,513
Green Mountain Coffee Roasters, Inc.* (Beverages)	225	8,453
Greenfield Online, Inc.* (Advertising)	630	9,400
Grey Wolf, Inc.* (Oil & Gas)	1,305	11,784
Griffon Corp.* (Miscellaneous Manufacturing)	855	7,490
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	495	8,163
Hanmi Financial Corp. (Banks)	2,070	10,785
Harmonic, Inc.* (Telecommunications)	1,035	9,843
Harvest Natural Resources, Inc.* (Oil & Gas)	720	7,963
Headwaters, Inc.* (Energy-Alternate Sources)	630	7,415
HealthExtras, Inc.* (Pharmaceuticals)	405	12,207
HEALTHSOUTH Corp.* (Healthcare-Services)	765	12,722
Healthways, Inc.* (Healthcare-Services)	315	9,324
Heartland Express, Inc. (Transportation)	945	14,090
Hecla Mining Co.* (Mining)	1,305	12,084
HEICO Corp. (Aerospace/Defense)	315	10,250
Heidrick & Struggles International, Inc. (Commercial Services)	225	6,219
Helen of Troy, Ltd.ADR* (Household Products/Wares)	585	9,430
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,080	9,644

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Hercules, Inc. (Chemicals)	990	$16,761
Herman Miller, Inc. (Office Furnishings)	585	14,561
Hexcel Corp.* (Aerospace/Defense Equipment)	855	16,501
Hibbett Sports, Inc.* (Retail)	450	9,495
Highwoods Properties, Inc. (REIT)	585	18,381
Hilb, Rogal, and Hobbs Co. (Insurance)	405	17,601
Hilltop Holdings, Inc.* (Real Estate)	1,125	11,599
HMS Holdings Corp.* (Commercial Services)	315	6,763
Horace Mann Educators Corp. (Insurance)	945	13,249
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	225	12,715
Hot Topic, Inc.* (Retail)	1,035	5,599
Hub Group, Inc.—Class A* (Transportation)	360	12,287
Human Genome Sciences, Inc.* (Biotechnology)	1,395	7,268
Huron Consulting Group, Inc.* (Commercial Services)	180	8,161
Hutchinson Technology, Inc.* (Computers)	675	9,072
Iconix Brand Group, Inc.* (Apparel)	675	8,154
II-VI, Inc.* (Electronics)	270	9,428
IKON Office Solutions, Inc. (Office/Business Equipment)	810	9,137
Immersion Corp.* (Computers)	585	3,984
Immucor, Inc.* (Healthcare-Products)	630	16,304
Incyte Genomics, Inc.* (Biotechnology)	855	6,507
Independent Bank Corp. (Banks)	450	10,728
Infinera Corp.* (Telecommunications)	945	8,335
Informatica Corp.* (Software)	900	13,536
Infospace, Inc. (Internet)	675	5,623
Inland Real Estate Corp. (REIT)	1,080	15,574
Innerworkings, Inc.* (Software)	720	8,611
Insight Enterprises, Inc.* (Retail)	630	7,390
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	540	8,224
Insteel Industries, Inc. (Miscellaneous Manufacturing)	405	7,416
Insulet Corp.* (Healthcare-Products)	405	6,371
Integra LifeSciences Holdings* (Biotechnology)	270	12,010
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	360	11,567
InterDigital, Inc.* (Telecommunications)	495	12,038
Interface, Inc.—Class A (Office Furnishings)	630	7,894
Interline Brands, Inc.* (Building Materials)	585	9,319
Intermec, Inc.* (Machinery-Diversified)	495	10,435
InterMune, Inc.* (Biotechnology)	450	5,904
International Coal Group, Inc.* (Coal)	1,080	14,094
International Shipholding Corp.* (Transportation)	360	8,438
Interwoven, Inc.* (Internet)	630	7,566
Intevac, Inc.* (Machinery-Diversified)	450	5,076
Invacare Corp. (Healthcare-Products)	495	10,118
inVentiv Health, Inc.* (Advertising)	360	10,004
Investors Real Estate Trust (REIT)	1,350	12,879
ION Geophysical Corp.* (Oil & Gas Services)	765	13,349
Iowa Telecommunications Services, Inc. (Telecommunications)	765	13,472
IPC Holdings, Ltd.ADR (Insurance)	675	17,921
iPCS, Inc.* (Telecommunications)	270	8,000
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	855	11,654
Isle of Capri Casinos, Inc.* (Entertainment)	900	4,311
ITC Holdings Corp. (Electric)	405	20,700
J. Crew Group, Inc.* (Retail)	360	11,884
j2 Global Communications, Inc.* (Internet)	405	9,315
Jack Henry & Associates, Inc. (Computers)	810	17,528
Jack in the Box, Inc.* (Retail)	540	12,101
Jackson Hewitt Tax Service, Inc. (Commercial Services)	405	4,949
James River Coal Co.* (Coal)	180	10,564
Jo-Ann Stores, Inc.* (Retail)	315	7,254
Kaydon Corp. (Metal Fabricate/Hardware)	270	13,881
Kayne Anderson Energy Development Fund (Investment Companies)	540	12,393
Kendle International, Inc.* (Commercial Services)	225	8,174
Kenexa Corp.* (Commercial Services)	405	7,630
Kindred Healthcare, Inc.* (Healthcare-Services)	270	7,765
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	900	16,182
Knight Transportation, Inc. (Transportation)	675	12,352
Knoll, Inc. (Office Furnishings)	630	7,655
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	180	7,537
Korn/Ferry International* (Commercial Services)	540	8,494
L-1 Identity Solutions, Inc.* (Electronics)	675	8,991
Laclede Group, Inc. (Gas)	540	21,800
Lance, Inc. (Food)	540	10,136
Landec Corp.* (Chemicals)	1,080	6,988
Landry’s Restaurants, Inc. (Retail)	585	10,512
LaSalle Hotel Properties (REIT)	450	11,308
Lawson Software, Inc.* (Software)	1,215	8,833
Layne Christensen Co.* (Engineering & Construction)	180	7,882
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	765	6,365
Lear Corp.* (Auto Parts & Equipment)	540	7,657
Lexington Corporate Properties Trust (REIT)	1,080	14,720
Libbey, Inc. (Housewares)	630	4,687
Life Time Fitness, Inc.* (Leisure Time)	315	9,308
Lindsay Manufacturing Co. (Machinery-Diversified)	90	7,647
Live Nation, Inc.* (Commercial Services)	765	8,094
Longs Drug Stores Corp. (Retail)	270	11,370
Louisiana-Pacific Corp. (Forest Products & Paper)	1,080	9,169
Luby’s, Inc.* (Retail)	1,305	7,961
Lufkin Industries, Inc. (Oil & Gas Services)	135	11,243
Luminex Corp.* (Healthcare-Products)	405	8,323
Macrovision Solutions Corp.* (Entertainment)	810	12,118
Magellan Health Services, Inc.* (Healthcare-Services)	450	16,663
Magma Design Automation, Inc.* (Electronics)	900	5,463
Maguire Properties, Inc. (REIT)	540	6,572
Maidenform Brands, Inc.* (Apparel)	450	6,075
Manhattan Associates, Inc.* (Computers)	405	9,611
Martek Biosciences Corp.* (Biotechnology)	315	10,619
Marth Stewart Living Ominmedia, Inc.—Class A* (Media)	675	4,995
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	495	15,909
Masimo Corp.* (Healthcare-Products)	450	15,457
MasTec, Inc.* (Telecommunications)	585	6,236
Matrix Service Co.* (Oil & Gas Services)	270	6,226
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	270	12,220
Max Capital Group, Ltd.ADR (Insurance)	900	19,197
MAXIMUS, Inc. (Commercial Services)	315	10,968
McMoRan Exploration Co.* (Oil & Gas)	405	11,146
Medarex, Inc.* (Pharmaceuticals)	1,395	9,221
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	540	11,221
Mentor Graphics Corp.* (Computers)	855	13,509
MercadoLibre, Inc.* (Commercial Services)	180	6,208
Meridian Bioscience, Inc. (Healthcare-Products)	405	10,903
Merit Medical Systems, Inc.* (Healthcare-Products)	540	7,938
Meritage Homes Corp.* (Home Builders)	315	4,779
Micros Systems, Inc.* (Computers)	720	21,953
Microsemi Corp.* (Semiconductors)	720	18,130
Micrus Endovascular Corp.* (Healthcare-Products)	540	7,571
Minerals Technologies, Inc. (Chemicals)	180	11,446
Mitcham Industries, Inc.* (Commercial Services)	450	7,686
MKS Instruments, Inc.* (Semiconductors)	540	11,826
Mobile Mini, Inc.* (Storage/Warehousing)	405	8,100

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Modine Manufacturing Co. (Auto Parts & Equipment)	495	$6,123
Momenta Pharmaceuticals, Inc.* (Biotechnology)	360	4,428
Monarch Casino & Resort, Inc.* (Lodging)	675	7,965
Monolithic Power Systems, Inc.* (Semiconductors)	360	7,783
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,125	16,594
MPS Group, Inc.* (Commercial Services)	1,035	11,002
MSC. Software Corp.* (Software)	810	8,894
Mueller Industries, Inc. (Metal Fabricate/Hardware)	360	11,592
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,125	9,079
MVC Capital, Inc. (Investment Companies)	630	8,625
Myriad Genetics, Inc.* (Biotechnology)	405	18,436
Nara Bancorp, Inc. (Banks)	990	10,623
NATCO Group, Inc.—Class A* (Oil & Gas Services)	225	12,269
National Penn Bancshares, Inc. (Banks)	945	12,550
National Retail Properties, Inc. (REIT)	855	17,869
Natus Medical, Inc.* (Healthcare-Products)	450	9,423
Navigant Consulting Co.* (Commercial Services)	495	9,682
NCI Building Systems, Inc.* (Building Materials)	225	8,264
Nektar Therapeutics* (Biotechnology)	1,260	4,221
Ness Technologies, Inc.* (Commercial Services)	945	9,563
Net 1 UEPS Technologies, Inc.* (Commercial Services)	450	10,935
Netflix, Inc.* (Internet)	360	9,385
NETGEAR, Inc.* (Telecommunications)	495	6,861
Netlogic Microsystems, Inc.* (Semiconductors)	225	7,470
New Jersey Resources Corp. (Gas)	675	22,039
NewAlliance Bancshares, Inc. (Savings & Loans)	1,260	15,725
Newpark Resources, Inc.* (Oil & Gas Services)	810	6,367
Newport Corp.* (Electronics)	675	7,688
Nicor, Inc. (Gas)	450	19,165
NN, Inc. (Metal Fabricate/Hardware)	765	10,664
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	315	12,228
Nordson Corp. (Machinery-Diversified)	270	19,680
Novatel Wireless, Inc.* (Telecommunications)	540	6,010
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	585	6,254
Nu Skin Enterprises, Inc. (Retail)	810	12,085
NuVasive, Inc.* (Healthcare-Products)	315	14,068
NYMAGIC, Inc. (Insurance)	360	6,898
Obagi Medical Products, Inc.* (Pharmaceuticals)	630	5,387
Oilsands Quest, Inc.* (Oil & Gas)	1,035	6,728
Old National Bancorp (Banks)	855	12,192
Olin Corp. (Chemicals)	675	17,671
Olympic Steel, Inc. (Iron/Steel)	90	6,833
OM Group, Inc.* (Chemicals)	270	8,853
OMEGA Healthcare Investors, Inc. (REIT)	855	14,236
Omnicell, Inc.* (Software)	630	8,303
Omniture, Inc.* (Commercial Services)	540	10,028
OmniVision Technologies, Inc.* (Semiconductors)	585	7,073
On Assignment, Inc.* (Commercial Services)	765	6,135
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	450	16,020
Oplink Communications, Inc.* (Telecommunications)	675	6,480
optionsXpress Holdings, Inc. (Diversified Financial Services)	540	12,064
Orbital Sciences Corp.* (Aerospace/Defense)	540	12,722
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	495	20,453
Otter Tail Corp. (Electric)	495	19,221
Overstock.com, Inc.* (Internet)	180	4,671
Owens & Minor, Inc. (Distribution/Wholesale)	315	14,392
Pacer International, Inc. (Transportation)	495	10,647
Pacific Capital Bancorp (Banks)	765	10,542
Pacific Sunwear of California, Inc.* (Retail)	810	6,909
PacWest Bancorp (Banks)	495	7,366
PAETEC Holding Corp.* (Telecommunications)	1,170	7,430
Palm, Inc. (Computers)	1,125	6,064
Palomar Medical Technologies, Inc.* (Healthcare-Products)	585	5,838
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	450	7,304
Parallel Petroleum Corp.* (Oil & Gas)	450	9,058
Parametric Technology Corp.* (Software)	1,125	18,754
PAREXEL International Corp.* (Commercial Services)	540	14,207
Parker Drilling Co.* (Oil & Gas)	1,125	11,261
PC-Tel, Inc. (Internet)	855	8,199
PDL BioPharma, Inc. (Biotechnology)	1,080	11,470
Peet’s Coffee & Tea, Inc.* (Beverages)	495	9,811
Penn Virginia Corp. (Oil & Gas)	315	23,757
Penson Worldwide, Inc.* (Diversified Financial Services)	405	4,840
PeopleSupport, Inc.* (Commercial Services)	675	5,738
Perficient, Inc.* (Internet)	495	4,782
Perini Corp.* (Engineering & Construction)	225	7,436
Perot Systems Corp.—Class A* (Computers)	765	11,483
PetMed Express, Inc.* (Pharmaceuticals)	585	7,166
PetroQuest Energy, Inc.* (Oil & Gas)	405	10,894
PharMerica Corp.* (Pharmaceuticals)	405	9,149
Phase Forward, Inc.* (Software)	495	8,895
PHH Corp.* (Commercial Services)	585	8,980
Phoenix Technologies, Ltd.* (Software)	765	8,415
Photon Dynamics, Inc.* (Electronics)	855	12,893
Pioneer Drilling Co.* (Oil & Gas)	585	11,004
Piper Jaffray* (Diversified Financial Services)	225	6,599
Plantronics, Inc. (Telecommunications)	495	11,048
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	495	16,142
Plexus Corp.* (Electronics)	450	12,456
PMC-Sierra, Inc.* (Semiconductors)	1,755	13,426
PNM Resources, Inc. (Electric)	900	10,764
Polaris Industries, Inc. (Leisure Time)	270	10,903
Polycom, Inc.* (Telecommunications)	855	20,828
PolyOne Corp.* (Chemicals)	945	6,587
Pool Corp. (Distribution/Wholesale)	585	10,390
Portland General Electric Co. (Electric)	855	19,255
Post Properties, Inc. (REIT)	405	12,049
Power Integrations, Inc.* (Semiconductors)	360	11,380
Powerwave Technologies, Inc.* (Telecommunications)	1,530	6,503
Premiere Global Services, Inc.* (Telecommunications)	765	11,154
Prestige Brands Holdings, Inc.* (Healthcare-Products)	585	6,236
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	405	6,427
Progress Software Corp.* (Software)	585	14,958
Prosperity Bancshares, Inc. (Banks)	540	14,434
Provident Financial Services, Inc. (Savings & Loans)	765	10,718
Provident New York Bancorp (Savings & Loans)	1,035	11,447
PSS World Medical, Inc.* (Healthcare-Products)	765	12,469
Psychiatric Solutions, Inc.* (Healthcare-Services)	450	17,028
Quest Resource Corp.* (Oil & Gas)	585	6,675
Quest Software, Inc.* (Software)	855	12,663
Quidel Corp.* (Healthcare-Products)	450	7,434
Quiksilver, Inc.* (Apparel)	1,125	11,047
Rackable Systems, Inc.* (Computers)	585	7,839
RadiSys Corp.* (Computers)	630	5,708
Radyne Corp.* (Telecommunications)	720	8,230
RAIT Financial Trust (REIT)	945	7,012
Ralcorp Holdings, Inc.* (Food)	315	15,574
RCN Corp.* (Telecommunications)	765	8,247
Realty Income Corp. (REIT)	945	21,508
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	495	6,772

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Redwood Trust, Inc. (REIT)	315	$7,179
Regal-Beloit Corp. (Hand/Machine Tools)	270	11,407
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	9,097
Regis Corp. (Retail)	450	11,857
Rent-A-Center, Inc.* (Commercial Services)	585	12,033
Resources Connection, Inc. (Commercial Services)	405	8,242
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	360	8,158
Riverbed Technology, Inc.* (Computers)	585	8,026
Robbins & Myers, Inc. (Machinery-Diversified)	270	13,465
Rock-Tenn Co.—Class A (Forest Products & Paper)	405	12,146
Rockwood Holdings Inc.* (Chemicals)	405	14,094
Rofin-Sinar Technologies, Inc.* (Electronics)	315	9,513
Rosetta Resources, Inc.* (Oil & Gas)	495	14,107
Royal Gold, Inc. (Mining)	495	15,523
RTI Biologics, Inc.* (Healthcare-Products)	855	7,481
RTI International Metals, Inc.* (Mining)	225	8,015
Ruddick Corp. (Food)	360	12,352
Rural Cellular Corp.—Class A* (Telecommunications)	225	10,015
S&T Bancorp, Inc. (Banks)	495	14,385
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	6,011
Savient Pharmaceuticals, Inc.* (Biotechnology)	450	11,385
SAVVIS, Inc.* (Telecommunications)	495	6,390
School Specialty, Inc.* (Retail)	405	12,041
Schulman (A.), Inc. (Chemicals)	630	14,509
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	585	9,857
Sciele Pharma, Inc. (Pharmaceuticals)	450	8,707
Seabright Insurance Holdings* (Insurance)	720	10,426
Seattle Genetics, Inc.* (Biotechnology)	765	6,472
Selective Insurance Group, Inc. (Insurance)	585	10,975
Semtech Corp.* (Semiconductors)	855	12,030
Senior Housing Properties Trust (REIT)	990	19,335
Sensient Technologies Corp. (Chemicals)	495	13,939
Sequenom, Inc.* (Biotechnology)	675	10,773
Silgan Holdings, Inc. (Packaging & Containers)	270	13,700
Silicon Image, Inc.* (Semiconductors)	1,125	8,156
Sinclair Broadcast Group, Inc.—Class A (Media)	1,125	8,550
SkyWest, Inc. (Airlines)	765	9,677
Skyworks Solutions, Inc.* (Semiconductors)	1,350	13,324
Smart Balance, Inc.* (Food)	810	5,840
Solera Holdings, Inc.* (Software)	540	14,936
Solutia, Inc.* (Chemicals)	630	8,077
Sonic Corp.* (Retail)	855	12,654
SONICWALL, Inc.* (Internet)	900	5,805
Sonus Networks, Inc.* (Telecommunications)	1,755	6,002
Sotheby’s (Commercial Services)	585	15,426
Southwest Gas Corp. (Water)	945	9,469
Spartan Stores, Inc. (Food)	360	8,280
Starent Networks Corp.* (Software)	450	5,661
STEC, Inc.* (Computers)	540	5,546
Steinway Musical Instruments, Inc.* (Commercial Services)	315	8,316
STERIS Corp. (Healthcare-Products)	540	15,530
Sterling Bancorp (Banks)	675	8,066
Sterling Bancshares, Inc. (Banks)	1,575	14,317
Steven Madden, Ltd.* (Apparel)	405	7,444
Stewart Information Services Corp. (Insurance)	495	9,573
Stifel Financial Corp.* (Diversified Financial Services)	270	9,285
Stone Energy Corp.* (Oil & Gas)	180	11,864
Strategic Hotels & Resorts, Inc. (REIT)	1,260	11,806
Sun Communities, Inc. (REIT)	945	17,227
Sun Healthcare Group, Inc.* (Healthcare-Services)	585	7,833
Sunrise Assisted Living, Inc.* (Healthcare-Services)	405	9,104
Sunstone Hotel Investors, Inc. (REIT)	765	12,699
Superior Essex, Inc.* (Electrical Components & Equipment)	225	10,042
Superior Industries International, Inc. (Auto Parts & Equipment)	585	9,875
Superior Well Services, Inc.* (Oil & Gas Services)	270	8,562
Susquehanna Bancshares, Inc. (Banks)	990	13,553
SVB Financial Group* (Banks)	450	21,649
Swift Energy Co.* (Oil & Gas)	225	14,863
Switch & Data Facilities Co.* (Internet)	360	6,116
Sybase, Inc.* (Software)	675	19,858
Sykes Enterprises, Inc.* (Computers)	495	9,336
Synaptics, Inc.* (Computers)	225	8,489
Syniverse Holdings, Inc.* (Telecommunications)	450	7,290
T-3 Energy Services, Inc.* (Oil & Gas Services)	135	10,728
Take-Two Interactive Software, Inc.* (Software)	675	17,260
Tanger Factory Outlet Centers, Inc. (REIT)	405	14,552
Taser International, Inc.* (Electronics)	945	4,716
Team, Inc.* (Commercial Services)	225	7,722
Technitrol, Inc. (Electronics)	540	9,175
Tecumseh Products Co.—Class A* (Machinery-Diversified)	180	5,900
Tekelec* (Telecommunications)	900	13,239
Teledyne Technologies, Inc.* (Aerospace/Defense)	270	13,173
TeleTech Holdings, Inc.* (Commercial Services)	540	10,778
Tempur-Pedic International, Inc. (Home Furnishings)	675	5,272
Tennant Co. (Machinery-Diversified)	270	8,119
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	585	7,915
Tercica, Inc.* (Biotechnology)	945	8,344
Tessera Technologies, Inc.* (Semiconductors)	495	8,103
Tetra Tech, Inc.* (Environmental Control)	540	12,215
Texas Capital Bancshares, Inc.* (Banks)	765	12,240
Texas Industries, Inc. (Building Materials)	135	7,578
The Cato Corp.—Class A (Retail)	540	7,690
The Children’s Place Retail Stores, Inc.* (Retail)	225	8,123
The Finish Line, Inc.—Class A* (Retail)	630	5,481
The Geo Group, Inc.* (Commercial Services)	495	11,137
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	360	8,215
The Gymboree Corp.* (Apparel)	225	9,016
The Hain Celestial Group, Inc.* (Food)	585	13,736
The Knot, Inc.* (Internet)	765	7,482
The Medicines Co.* (Pharmaceuticals)	585	11,595
The Men’s Wearhouse, Inc. (Retail)	495	8,064
The Pep Boys-Manny, Moe & Jack (Retail)	855	7,456
The Phoenix Cos., Inc. (Insurance)	1,350	10,273
The Ryland Group, Inc. (Home Builders)	405	8,833
The Spectranetics Corp.* (Healthcare-Products)	630	6,212
The Steak n Shake Co.* (Retail)	1,125	7,121
The Timberland Co.—Class A* (Apparel)	540	8,829
The TriZetto Group, Inc.* (Internet)	585	12,507
The Ultimate Software Group, Inc.* (Software)	270	9,620
The Warnaco Group, Inc.* (Apparel)	360	15,865
Theravance, Inc.* (Pharmaceuticals)	675	8,012
thinkorswim Group, Inc.* (Diversified Financial Services)	675	4,759
Thoratec Corp.* (Healthcare-Products)	675	11,738
THQ, Inc.* (Software)	630	12,764
Tibco Software, Inc.* (Internet)	1,800	13,770
Titan International, Inc. (Auto Parts & Equipment)	270	9,617
TiVo, Inc.* (Home Furnishings)	1,170	7,219
TNS, Inc.* (Commercial Services)	360	8,626
Toreador Resources Corp.* (Oil & Gas)	630	5,374
Town Sports International Holdings, Inc.* (Commercial Services)	675	6,305
Tractor Supply Co.* (Retail)	360	10,454
TradeStation Group, Inc.* (Diversified Financial Services)	765	7,765
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	360	12,092
See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Tredegar Corp. (Miscellaneous Manufacturing)	495	$7,277
TreeHouse Foods, Inc.* (Food)	450	10,917
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	585	9,565
TriQuint Semiconductor, Inc.* (Semiconductors)	1,395	8,454
True Religion Apparel, Inc.* (Apparel)	225	5,996
TrueBlue, Inc.* (Commercial Services)	585	7,728
TrustCo Bank Corp. NY (Banks)	1,440	10,685
Trustmark Corp. (Banks)	630	11,119
TTM Technologies, Inc.* (Electronics)	720	9,511
Tupperware Corp. (Household Products/Wares)	495	16,939
tw telecom, Inc.* (Telecommunications)	1,260	20,198
TXCO Resources, Inc.* (Oil & Gas)	675	7,938
U-Store-It Trust (REIT)	1,080	12,906
U.S. Physical Therapy, Inc.* (Healthcare-Services)	765	12,554
UAL Corp. (Airlines)	990	5,168
Ultratech Stepper, Inc.* (Semiconductors)	495	7,682
UMB Financial Corp. (Banks)	315	16,150
Under Armour, Inc.—Class A* (Retail)	315	8,077
Unisource Energy Corp. (Electric)	360	11,164
United America Indemnity, Ltd.—Class AADR* (Insurance)	630	8,423
United Natural Foods, Inc.* (Food)	495	9,643
United Online, Inc. (Internet)	720	7,222
United Therapeutics Corp.* (Pharmaceuticals)	180	17,595
Universal American Financial Corp.* (Insurance)	675	6,899
Universal Corp. (Agriculture)	225	10,174
Universal Health Realty Income Trust (REIT)	450	13,500
Universal Technical Institute, Inc.* (Commercial Services)	585	7,289
USA Mobility, Inc. (Telecommunications)	945	7,135
USEC, Inc.* (Mining)	990	6,019
UTStarcom, Inc.* (Telecommunications)	1,395	7,631
VAALCO Energy, Inc.* (Oil & Gas)	855	7,242
Vail Resorts, Inc.* (Entertainment)	315	13,491
Valassis Communications, Inc.* (Commercial Services)	540	6,761
Valeant Pharmaceuticals International* (Pharmaceuticals)	675	11,549
ValueClick, Inc.* (Internet)	810	12,271
Varian, Inc.* (Electronics)	270	13,786
Veeco Instruments, Inc.* (Semiconductors)	585	9,407
Venoco, Inc.* (Oil & Gas)	270	6,267
VeriFone Holdings, Inc.* (Software)	675	8,066
Vignette Corp.* (Internet)	675	8,100
ViroPharma, Inc.* (Pharmaceuticals)	720	7,963
VistaPrint, Ltd.ADR* (Commercial Services)	450	12,042
Vital Images, Inc.* (Software)	585	7,277
VIVUS, Inc.* (Healthcare-Products)	945	6,313
Volcano Corp.* (Healthcare-Products)	585	7,137
Volcom, Inc.* (Apparel)	225	5,384
Volterra Semiconductor Corp.* (Semiconductors)	450	7,767
W-H Energy Services, Inc.* (Oil & Gas Services)	270	25,850
W.R. Grace & Co.* (Chemicals)	630	14,799
Wabtec Corp. (Machinery-Diversified)	360	17,503
Warren Resources, Inc.* (Oil & Gas)	810	11,891
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	315	16,660
Watts Water Technologies, Inc.—Class A (Electronics)	450	11,205
Websense, Inc.* (Internet)	540	9,094
Werner Enterprises, Inc. (Transportation)	720	13,378
West Coast Bancorp (Banks)	720	6,242
West Pharmaceutical Services, Inc. (Healthcare-Products)	270	11,686
Westamerica Bancorp (Banks)	270	14,199
Westar Energy, Inc. (Electric)	990	21,295
Westfield Financial, Inc. (Banks)	945	8,552
Willbros Group, Inc.ADR* (Oil & Gas Services)	315	13,800
Wind River Systems, Inc.* (Software)	855	9,311
Winn-Dixie Stores, Inc.* (Food)	540	8,651
WMS Industries, Inc.* (Leisure Time)	405	12,057
Wolverine World Wide, Inc. (Apparel)	450	12,001
Woodward Governor Co. (Electronics)	495	17,652
World Fuel Services Corp. (Retail)	360	7,898
World Wrestling Entertainment, Inc. (Entertainment)	765	11,835
Worthington Industries, Inc. (Metal Fabricate/Hardware)	675	13,837
Wright Express Corp.* (Commercial Services)	405	10,044
Wright Medical Group, Inc.* (Healthcare-Products)	495	14,063
XenoPort, Inc.* (Pharmaceuticals)	225	8,782
YRC Worldwide, Inc.* (Transportation)	630	9,368
Zenith National Insurance Corp. (Insurance)	360	12,658
Zoll Medical Corp.* (Healthcare-Products)	225	7,576
Zoltek Cos., Inc.* (Chemicals)	270	6,548
Zoran Corp.* (Semiconductors)	675	7,898

TOTAL COMMON STOCKS
(Cost $7,057,335)		7,806,386

Repurchase Agreements (44.7%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,884,105 (Collateralized by $1,829,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,924,140)	$1,884,000	1,884,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,284,075 (Collateralized by $1,296,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,311,290)	1,284,000	1,284,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,035,123 (Collateralized by $2,040,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,087,755)	2,035,000	2,035,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,167,135 (Collateralized by $2,199,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,216,958)	2,167,000	2,167,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,370,000)		7,370,000

TOTAL INVESTMENT SECURITIES
(Cost $14,427,335)—92.1%		15,176,386
Net other assets (liabilities)—7.9%		1,298,455

NET ASSETS—100.0%		$16,474,841

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $9,313,650)	27	$(378,797)
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,829,300)	70	(180,601)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,414,650)	35	33,693

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$8,273,859	$(102,892)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	5,091,690	(43,507)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	0.4%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	0.4%
Banks	2.3%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.3%
Chemicals	1.0%
Coal	0.1%
Commercial Services	2.9%
Computers	1.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	0.6%
Electric	1.1%
Electrical Components & Equipment	0.7%
Electronics	1.3%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.3%
Entertainment	0.3%
Environmental Control	0.2%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare-Products	2.1%
Healthcare-Services	0.8%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.6%
Internet	1.5%
Investment Companies	0.4%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.1%
Machinery-Diversified	1.0%
Media	0.2%
Metal Fabricate/Hardware	0.4%
Mining	0.5%
Miscellaneous Manufacturing	0.9%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.8%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	1.6%
REIT	2.9%
Real Estate	0.1%
Retail	2.4%
Savings & Loans	0.5%
Semiconductors	1.7%
Software	2.0%
Storage/Warehousing	NM
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Water	0.2%
Other**	52.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $7,057,335)	$7,806,386
Repurchase agreements, at cost	7,370,000

Total Investment Securities	15,176,386
Cash	909,332
Segregated cash balances with brokers for futures contracts	706,100
Dividends and interest receivable	9,278
Receivable for capital shares issued	918,712
Receivable for investments sold	7,667
Prepaid expenses	137

Total Assets	17,727,612

Liabilities:
Payable for investments purchased	933,114
Payable for capital shares redeemed	9,866
Unrealized loss on swap agreements	146,399
Variation margin on futures contracts	124,100
Advisory fees payable	11,007
Management services fees payable	1,468
Administration fees payable	554
Administrative services fees payable	5,728
Distribution fees payable	5,016
Trustee fees payable	2
Transfer agency fees payable	1,378
Fund accounting fees payable	945
Compliance services fees payable	181
Other accrued expenses	13,013

Total Liabilities	1,252,771

Net Assets	$16,474,841

Net Assets consist of:
Capital	$38,053,677
Accumulated net investment income (loss)	341,072
Accumulated net realized gains (losses) on investments	(21,996,855)
Net unrealized appreciation (depreciation) on investments	76,947

Net Assets	$16,474,841

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	909,583

Net Asset Value (offering and redemption price per share)	$18.11

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$126,380
Dividends	112,290

Total Investment Income	238,670

Expenses:
Advisory fees	73,415
Management services fees	14,683
Administration fees	3,712
Transfer agency fees	4,318
Administrative services fees	31,244
Distribution fees	24,472
Custody fees	8,697
Fund accounting fees	8,658
Trustee fees	186
Compliance services fees	71
Other fees	9,002

Total Gross Expenses before reductions	178,458
Less Expenses reduced by the Advisor	(19,502)

Total Net Expenses	158,956

Net Investment Income (Loss)	79,714

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	630,739
Net realized gains (losses) on futures contracts	383,042
Net realized gains (losses) on swap agreements	(3,572,421)
Change in net unrealized appreciation/depreciation on investments	(1,846,486)

Net Realized and Unrealized Gains (Losses) on Investments	(4,405,126)

Change in Net Assets Resulting from Operations	$(4,325,412)

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP UltraSmall-Cap
Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$79,714	$261,358
Net realized gains (losses) on investments	(2,558,640)	(4,162,490)
Change in net unrealized appreciation/depreciation on investments	(1,846,486)	(2,675,887)

Change in net assets resulting from operations	(4,325,412)	(6,577,019)

Distributions to Shareholders From:
Net investment income	—	(511,925)

Change in net assets resulting from distributions	—	(511,925)

Capital Transactions:
Proceeds from shares issued	185,576,037	928,754,425
Dividends reinvested	—	354,471
Value of shares redeemed	(188,316,438)	(957,041,279)

Change in net assets resulting from capital transactions	(2,740,401)	(27,932,383)

Change in net assets	(7,065,813)	(35,021,327)
Net Assets:
Beginning of period	23,540,654	58,561,981

End of period	$16,474,841	$23,540,654

Accumulated net investment income (loss)	$341,072	$261,358

Share Transactions:
Issued	9,504,356	33,033,207
Reinvested	—	14,363
Redeemed	(9,608,273)	(34,195,265)

Change in shares	(103,917)	(1,147,695)

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP UltraSmall-Cap
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$23.23		$27.10	$21.51	$30.75	$29.20	$14.64

Investment Activities:
Net investment income (loss)(a)	0.08		0.17	0.20	0.01	(0.21)	(0.14)
Net realized and unrealized
gains (losses) on investments	(5.20)		(3.73)	5.40	(0.18)	8.39	14.70

Total income (loss) from
investment activities	(5.12)		(3.56)	5.60	(0.17)	8.18	14.56

Distributions to Shareholders From:
Net investment income	—		(0.31)	(0.01)	—	—	—
Net realized gains on investments	—		—	—	(9.07)	(6.63)	—

Total distributions	—		(0.31)	(0.01)	(9.07)	(6.63)	—

Net Asset Value, End of Period	$18.11		$23.23	$27.10	$21.51	$30.75	$29.20

Total Return	(22.04)	%(b)	(13.21)%	26.05%	(0.21)%	31.07%	99.45%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.73%	1.72%	1.91%	1.94%	2.00%
Net expenses(c)	1.63%		1.63%	1.69%	1.91%	1.94%	1.98%
Net investment income (loss)(c)	0.82%		0.63%	0.82%	0.03%	(0.68)%	(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$16,475		$23,541	$58,562	$40,184	$173,846	$88,165
Portfolio turnover rate(d)	192	%(b)	418%	208%	539%	481%	572%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(38)%
Swap Agreements	(62)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (95.9%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,338 (Collateralized by $6,169,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $6,203,745)	$6,079,000	$6,079,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,355 (Collateralized by $6,130,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $6,202,319)	6,079,000	6,079,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,366 (Collateralized by $6,143,000 of various U.S. Government Agency Obligations, 4.30%–5.13%, 7/30/08–12/24/09, market value $6,203,085)	6,079,000	6,079,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,077,380 (Collateralized by $6,177,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $6,203,821)	6,077,000	6,077,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $6,079,262 (Collateralized by $6,184,486 various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $6,201,569)	6,079,000	6,079,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,393,000)		30,393,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option 1100 expiring September 2008	90	1,960

TOTAL OPTIONS PURCHASED
(Cost $2,581)		1,960

TOTAL INVESTMENT SECURITIES
(Cost $30,395,581)—95.9%		30,394,960
Net other assets (liabilities)—4.1%		1,305,057

NET ASSETS—100.0%		$31,700,017

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,898,290)	71	$(119,372)

Futures Contracts Sold
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $16,902,550)	49	687,005

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$(14,789,054)	$183,352
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	(4,828,679)	52,342

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $2,581)	$1,960
Repurchase agreements, at cost	30,393,000

Total Investment Securities	30,394,960
Cash	657
Segregated cash balances with brokers for futures contracts	943,080
Interest receivable	1,700
Unrealized gain on swap agreements	235,694
Receivable for capital shares issued	65,191
Variation margin on futures contracts	127,020
Prepaid expenses	212

Total Assets	31,768,514

Liabilities:
Payable for capital shares redeemed	219
Advisory fees payable	24,791
Management services fees payable	3,306
Administration fees payable	1,116
Administrative services fees payable	13,066
Distribution fees payable	10,686
Trustee fees payable	3
Transfer agency fees payable	2,249
Fund accounting fees payable	1,904
Compliance services fees payable	348
Other accrued expenses	10,809

Total Liabilities	68,497

Net Assets	$31,700,017

Net Assets consist of:
Capital	$35,937,623
Accumulated net investment income (loss)	1,241,022
Accumulated net realized gains (losses) on investments	(6,281,334)
Net unrealized appreciation (depreciation) on investments	802,706

Net Assets	$31,700,017

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,973,321

Net Asset Value (offering and redemption price per share)	$16.06

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$397,183

Expenses:
Advisory fees	115,783
Management services fees	23,157
Administration fees	4,625
Transfer agency fees	5,704
Administrative services fees	49,929
Distribution fees	38,594
Custody fees	1,973
Fund accounting fees	7,852
Trustee fees	236
Compliance services fees	295
Other fees	11,810

Total Gross Expenses before reductions	259,958
Less Expenses reduced by the Advisor	(8,323)

Total Net Expenses	251,635

Net Investment Income (Loss)	145,548

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,817)
Net realized gains (losses) on futures contracts	1,317,182
Net realized gains (losses) on swap agreements	3,170,562
Change in net unrealized appreciation/depreciation on investments	653,532

Net Realized and Unrealized Gains (Losses) on Investments	5,134,459

Change in Net Assets Resulting from Operations	$5,280,007

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$145,548	$1,095,474
Net realized gains (losses) on investments	4,480,927	(2,893,787)
Change in net unrealized appreciation/depreciation on investments	653,532	(6,116)

Change in net assets resulting from operations	5,280,007	(1,804,429)

Distributions to Shareholders From:
Net investment income	—	(1,250,161)

Change in net assets resulting from distributions	—	(1,250,161)

Capital Transactions:
Proceeds from shares issued	259,803,678	676,598,767
Dividends reinvested	—	1,250,161
Value of shares redeemed	(248,750,548)	(672,479,613)

Change in net assets resulting from capital transactions	11,053,130	5,369,315

Change in net assets	16,333,137	2,314,725
Net Assets:
Beginning of period	15,366,880	13,052,155

End of period	$31,700,017	$15,366,880

Accumulated net investment income (loss)	$1,241,022	$1,095,474

Share Transactions:
Issued	16,494,734	46,664,042
Reinvested	—	85,219
Redeemed	(15,556,503)	(46,609,404)

Change in shares	938,231	139,857

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$14.85		$14.58	$16.62	$17.12	$18.82	$28.74

Investment Activities:
Net investment income (loss)(a)	0.07		0.50	0.56	0.23	(0.11)	(0.20)
Net realized and unrealized
gains (losses) on investments	1.14		0.15 (b)	(2.50)	(0.73)	(1.59)	(9.72)

Total income (loss) from
investment activities	1.21		0.65	(1.94)	(0.50)	(1.70)	(9.92)

Distributions to Shareholders From:
Net investment income	—		(0.38)	(0.10)	—	—	—

Net Asset Value, End of Period	$16.06		$14.85	$14.58	$16.62	$17.12	$18.82

Total Return	8.15	%(c)	4.46%	(11.73)%	(2.92)%	(9.03)%	(34.52)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.67%	1.67%	1.90%	2.28%	2.71%
Net expenses(d)	1.63%		1.62%	1.62%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	0.94%		3.42%	3.52%	1.36%	(0.62)%	(0.80)%

Supplemental Data:
Net assets, end of period (000’s)	$31,700		$15,367	$13,052	$9,193	$6,934	$125
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(93)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	43%
Communications	29%
Consumer Non-Cyclical	16%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100 (unaudited)	June 30, 2008

Repurchase Agreements (90.3%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,211 (Collateralized by $3,685,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $3,876,684)	$3,800,000	$ 3,800,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,222 (Collateralized by $3,833,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,878,220)	3,800,000	3,800,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,229 (Collateralized by $3,775,000 of various U.S. Government Agency Obligations, 4.75%, 3/5/09–4/24/09, market value $3,878,813)	3,800,000	3,800,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,796,237 (Collateralized by $3,852,000 of various U.S. Government Agency Obligations, 2.21%-5.00%, 9/15/08–12/30/08, market value $3,874,989)	3,796,000	3,796,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,800,164 (Collateralized by $3,859,698 of various U.S. Government Agency Obligations, 4.13%-5.05%, 10/15/10–12/21/12, market value $3,876,548)	3,800,000	3,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,996,000)		18,996,000

Options Purchased(NM)
	Contracts

NASDAQ-100 Futures Call Option 2800 expiring September 2008	30	388

TOTAL OPTIONS PURCHASED
(Cost $561)		388

TOTAL INVESTMENT SECURITIES
(Cost $18,996,561)—90.3%		18,996,388
Net other assets (liabilities)—9.7		2,035,658

NET ASSETS—100.0%		$21,032,046

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM   Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $368,650)	10	$ 2,258
NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,105,950)	6	55,533

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	$(11,206,899)	$95,087
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 7/28/08	(8,355,123)	86,185

See accompanying notes to the financial statements.

75

PROFUNDS VP
ProFund VP Short NASDAQ-100 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $561)	$388
Repurchase agreements, at cost	18,996,000

Total Investment Securities	18,996,388
Cash	513
Segregated cash balances with brokers for futures contracts	97,200
Interest receivable	1,063
Unrealized gain on swap agreements	181,272
Receivable for capital shares issued	1,778,025
Variation margin on futures contracts	14,944
Prepaid expenses	270

Total Assets	21,069,675

Liabilities:
Payable for capital shares redeemed	4,901
Advisory fees payable	10,530
Management services fees payable	1,404
Administration fees payable	572
Administrative services fees payable	6,349
Distribution fees payable	4,830
Trustee fees payable	2
Transfer agency fees payable	1,588
Fund accounting fees payable	977
Compliance services fees payable	312
Other accrued expenses	6,164

Total Liabilities	37,629

Net Assets	$21,032,046

Net Assets consist of:
Capital	$68,475,635
Accumulated net investment income (loss)	1,196,545
Accumulated net realized gains (losses) on investments	(48,879,024)
Net unrealized appreciation (depreciation) on investments	238,890

Net Assets	$21,032,046

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,048

Net Asset Value (offering and redemption price per share)	$15.84

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$427,279

Expenses:
Advisory fees	121,252
Management services fees	24,251
Administration fees	4,410
Transfer agency fees	5,477
Administrative services fees	55,685
Distribution fees	40,417
Custody fees	2,566
Fund accounting fees	7,509
Trustee fees	227
Compliance services fees	191
Other fees	14,801

Total Gross Expenses before reductions	276,786
Less Expenses reduced by the Advisor	(13,263)

Total Net Expenses	263,523

Net Investment Income (Loss)	163,756

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,305)
Net realized gains (losses) on futures contracts	(6,614)
Net realized gains (losses) on swap agreements	2,159,043
Change in net unrealized appreciation/depreciation on investments	67,365

Net Realized and Unrealized Gains (Losses) on Investments	2,218,489

Change in Net Assets Resulting from Operations	$2,382,245

See accompanying notes to the financial statements.

76

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$163,756	$1,032,789
Net realized gains (losses) on investments	2,151,124	(5,362,976)
Change in net unrealized appreciation/depreciation on investments	67,365	(44,087)

Change in net assets resulting from operations	2,382,245	(4,374,274)

Distributions to Shareholders From:
Net investment income	—	(1,955,739)

Change in net assets resulting from distributions	—	(1,955,739)

Capital Transactions:
Proceeds from shares issued	183,441,737	567,134,709
Dividends reinvested	—	1,955,739
Value of shares redeemed	(176,637,203)	(574,813,456)

Change in net assets resulting from capital transactions	6,804,534	(5,723,008)

Change in net assets	9,186,779	(12,053,021)
Net Assets:
Beginning of period	11,845,267	23,898,288

End of period	$21,032,046	$11,845,267

Accumulated net investment income (loss)	$1,196,545	$1,032,789

Share Transactions:
Issued	11,648,436	33,673,074
Reinvested	—	133,043
Redeemed	(11,155,673)	(34,285,321)

Change in shares	492,763	(479,204)

See accompanying notes to the financial statements.

77

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2008	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$14.18		$18.18	$18.56	$18.41	$20.71	$33.37

Investment Activities:
Net investment income (loss)(a)	0.08		0.59	0.64	0.23	(0.13)	(0.24)
Net realized and unrealized gains (losses) on investments	1.58		(2.63)	(0.88)	(0.08)	(2.17)	(12.21)

Total income (loss) from investment activities	1.66		(2.04)	(0.24)	0.15	(2.30)	(12.45)

Distributions to Shareholders From:
Net investment income	—		(1.96)	(0.14)	—	—	(0.21)

Net Asset Value, End of Period	$15.84		$14.18	$18.18	$18.56	$18.41	$20.71

Total Return	11.71	%(b)	(11.60)%	(1.31)%	0.81%	(11.11)%	(37.31)%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.70%	1.85%	1.86%	1.99%
Net expenses(c)	1.63%		1.63%	1.66%	1.85%	1.86%	1.98%
Net investment income (loss)(c)	1.01%		3.50%	3.34%	1.21%	(0.62)%	(0.93)%

Supplemental Data:
Net Assets, end of period (000’s)	$21,032		$11,845	$23,898	$31,588	$16,213	$31,524
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

78

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(101)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financials	25%
Industrials	12%
Materials	12%
Consumer Discretionary	10%
Energy	9%
Consumer Staples	8%
Health Care	7%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	21%
Japan	21%
Other	13%
France	11%
Germany	9%
Switzerland	7%
Australia	7%
Spain	4%
Italy	4%
Netherlands	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International (unaudited)	June 30, 2008

Repurchase Agreements (100.9%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,006 (Collateralized by $109,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $114,670)	$112,000	$112,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $114,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $115,345)	112,000	112,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $115,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $117,703)	112,000	112,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,007 (Collateralized by $114,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $116,233)	112,000	112,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $112,005 (Collateralized by $112,238 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $114,240)	112,000	112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $560,000)		560,000

TOTAL INVESTMENT SECURITIES
(Cost $560,000)—100.9%		560,000
Net other assets (liabilities)—(0.9%)		(4,741)

NET ASSETS—100.0%		$555,259

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 7/28/08	$(563,037)	$(3,132)

See accompanying notes to the financial statements.

79

PROFUNDS VP
ProFund VP Short International (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$560,000
Cash	716
Interest receivable	31
Receivable for capital shares issued	987
Prepaid expenses	3

Total Assets	561,737

Liabilities:
Payable for capital shares redeemed	2,077
Unrealized loss on swap agreements	3,132
Advisory fees payable	232
Management services fees payable	31
Administration fees payable	14
Administrative services fees payable	183
Distribution fees payable	225
Transfer agency fees payable	32
Fund accounting fees payable	24
Compliance services fees payable	6
Other accrued expenses	522

Total Liabilities	6,478

Net Assets	$555,259

Net Assets consist of:
Capital	$565,375
Accumulated net investment income (loss)	4,898
Accumulated net realized gains (losses) on investments	(11,882)
Net unrealized appreciation (depreciation) on investments	(3,132)

Net Assets	$555,259

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,897

Net Asset Value (offering and redemption price per share)	$32.86

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$7,948

Expenses:
Advisory fees	2,275
Management services fees	455
Administration fees	90
Transfer agency fees	111
Administrative services fees	459
Distribution fees	758
Custody fees	1,501
Fund accounting fees	152
Trustee fees	5
Compliance services fees	6
Other fees	180

Total Gross Expenses before reductions	5,992
Less Expenses reduced by the Advisor	(1,051)

Total Net Expenses	4,941

Net Investment Income (Loss)	3,007

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(525)
Change in net unrealized appreciation/depreciation on investments	(2,100)

Net Realized and Unrealized Gains (Losses) on Investments	(2,625)

Change in Net Assets Resulting from Operations	$382

See accompanying notes to the financial statements.

80

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$3,007	$1,780
Net realized gains (losses) on investments	(525)	(11,357)
Change in net unrealized appreciation/depreciation on investments	(2,100)	(1,032)

Change in net assets resulting from operations	382	(10,609)

Capital Transactions:
Proceeds from shares issued	2,396,717	484,515
Value of shares redeemed	(2,034,072)	(281,674)

Change in net assets resulting from capital transactions	362,645	202,841

Change in net assets	363,027	192,232
Net Assets:
Beginning of period	192,232	—

End of period	$555,259	$192,232

Accumulated net investment income (loss)	$4,898	$1,891

Share Transactions:
Issued	73,804	16,345
Redeemed	(63,447)	(9,805)

Change in shares	10,357	6,540

(a)	Commencement of operations

See accompanying notes to the financial statements.

81

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$29.39		$30.00

Investment Activities:
Net investment income (loss)(b)	0.16		0.28
Net realized and unrealized gains (losses) on investments	3.31	(c)	(0.89)

Total income (loss) from investment activities	3.47		(0.61)

Net Asset Value, End of Period	$32.86		$29.39

Total Return	11.81	%(d)	(2.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.98%		3.42%
Net expenses(e)	1.63%		1.64%
Net investment income (loss)(e)	0.99%		2.93%

Supplemental Data:
Net assets, end of period (000’s)	$555		$192
Portfolio turnover rate(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

82

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	27%
Basic Materials	20%
Communications	19%
Financial	14%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	1%

Country Breakdown	% of Index

Brazil	37%
Hong Kong	10%
Mexico	9%
South Korea	9%
China	8%
Taiwan	8%
Other	6%
India	5%
South Korea	4%
Israel	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets (unaudited)	June 30, 2008

Repurchase Agreements (101.3%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,021 (Collateralized by $362,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $380,830)	$373,000	$373,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,022 (Collateralized by $377,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $381,448)	373,000	373,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,022 (Collateralized by $375,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $383,816)	373,000	373,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $372,023 (Collateralized by $374,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $381,324)	372,000	372,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $373,016 (Collateralized by $373,792 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $380,460)	373,000	373,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,864,000)		1,864,000

TOTAL INVESTMENT SECURITIES
(Cost $1,864,000)—101.3%		1,864,000
Net other assets (liabilities)—(1.3%)		(22,933)

NET ASSETS—100.0%		$1,841,067

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 7/28/08	$(1,838,712)	$(20,275)

See accompanying notes to the financial statements.

83

PROFUNDS VP
ProFund VP Short Emerging Markets (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$1,864,000
Cash	132
Interest receivable	104
Receivable for capital shares issued	1,967
Prepaid expenses	3

Total Assets	1,866,206

Liabilities:
Payable for capital shares redeemed	2,036
Unrealized loss on swap agreements	20,275
Advisory fees payable	630
Management services fees payable	84
Administration fees payable	31
Administrative services fees payable	531
Distribution fees payable	535
Transfer agency fees payable	72
Fund accounting fees payable	53
Compliance services fees payable	9
Other accrued expenses	883

Total Liabilities	25,139

Net Assets	$1,841,067

Net Assets consist of:
Capital	$1,933,954
Accumulated net investment income (loss)	7,117
Accumulated net realized gains (losses) on investments	(79,729)
Net unrealized appreciation (depreciation) on investments	(20,275)

Net Assets	$1,841,067

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,671

Net Asset Value (offering and redemption price per share)	$24.99

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$13,562

Expenses:
Advisory fees	3,796
Management services fees	759
Administration fees	206
Transfer agency fees	253
Administrative services fees	1,023
Distribution fees	1,265
Custody fees	1,460
Fund accounting fees	349
Trustee fees	11
Compliance services fees	18
Other fees	485

Total Gross Expenses before reductions	9,625
Less Expenses reduced by the Advisor	(1,380)

Total Net Expenses	8,245

Net Investment Income (Loss)	5,317

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(22,839)
Change in net unrealized appreciation/depreciation on investments	(21,264)

Net Realized and Unrealized Gains (Losses) on Investments	(44,103)

Change in Net Assets Resulting from Operations	$(38,786)

See accompanying notes to the financial statements.

84

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$5,317	$1,693
Net realized gains (losses) on investments	(22,839)	(56,890)
Change in net unrealized appreciation/depreciation on investments	(21,264)	989

Change in net assets resulting from operations	(38,786)	(54,208)

Capital Transactions:
Proceeds from shares issued	14,329,118	484,005
Value of shares redeemed	(12,630,463)	(248,599)

Change in net assets resulting from capital transactions	1,698,655	235,406

Change in net assets	1,659,869	181,198
Net Assets:
Beginning of period	181,198	—

End of period	$1,841,067	$181,198

Accumulated net investment income (loss)	$7,117	$1,800

Share Transactions:
Issued	563,631	17,512
Redeemed	(497,374)	(10,098)

Change in shares	66,257	7,414

(a)	Commencement of operations

See accompanying notes to the financial statements.

85

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the period
	period ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$24.44		$30.00

Investment Activities:
Net investment income (loss)(b)	0.13		0.26
Net realized and unrealized gains (losses) on investments	0.42	(c)	(5.82)

Total income (loss) from investment activities	0.55		(5.56)

Net Asset Value, End of Period	$24.99		$24.44

Total Return	2.25	%(d)	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.90%		3.60%
Net expenses(e)	1.63%		1.64	%(f)
Net investment income (loss)(e)	1.05%		3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,841		$181
Portfolio turnover rate(g)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

86

PROFUNDS VP ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsIndex.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Monsanto Co.	11.2%
Freeport-McMoRan Copper & Gold, Inc.—Class B	7.3%
Du Pont	6.3%
The Dow Chemical Co.	5.3%
Praxair, Inc.	4.9%

Dow Jones U.S. Basic Materials
Index - Composition
% of Index

Chemicals	51%
Industrial Metals	29%
Mining	18%
Forestry and Paper	2%

PROFUNDS VP ProFund VP Basic Materials (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.5%)
	Shares	Value

AbitibiBowater, Inc. (Forest Products & Paper)	13,617	$127,047
Air Products & Chemicals, Inc. (Chemicals)	49,662	4,909,585
Airgas, Inc. (Chemicals)	17,622	1,028,949
AK Steel Holding Corp. (Iron/Steel)	28,035	1,934,415
Albemarle Corp. (Chemicals)	23,229	927,069
Alcoa, Inc. (Mining)	205,056	7,304,095
Allegheny Technologies, Inc. (Iron/Steel)	24,030	1,424,498
Alpha Natural Resources, Inc.* (Coal)	17,622	1,837,798
Arch Coal, Inc. (Coal)	36,045	2,704,456
Ashland, Inc. (Chemicals)	14,418	694,948
Avery Dennison Corp. (Household Products/Wares)	24,030	1,055,638
Cabot Corp. (Chemicals)	12,816	311,557
Carpenter Technology Corp. (Iron/Steel)	12,015	524,455
Celanese Corp.—Series A (Chemicals)	38,448	1,755,536
Century Aluminum Co.* (Mining)	7,209	479,326
CF Industries Holdings, Inc. (Chemicals)	14,418	2,203,070
Chemtura Corp. (Chemicals)	60,876	355,516
Cleveland-Cliffs, Inc. (Iron/Steel)	22,428	2,673,193
Coeur d’Alene Mines Corp.* (Mining)	138,573	401,862
Commercial Metals Co. (Metal Fabricate/Hardware)	28,836	1,087,117
Compass Minerals International, Inc. (Mining)	8,010	645,286
CONSOL Energy, Inc. (Coal)	46,458	5,220,485
Cytec Industries, Inc. (Chemicals)	12,015	655,538
Domtar Corp.* (Forest Products & Paper)	123,354	672,279
Du Pont (Chemicals)	226,683	9,722,434
Eastman Chemical Co. (Chemicals)	18,423	1,268,608
Ecolab, Inc. (Chemicals)	44,055	1,893,924
Ferro Corp. (Chemicals)	11,214	210,375
FMC Corp. (Chemicals)	19,224	1,488,707
Foundation Coal Holdings, Inc. (Coal)	11,214	993,336
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	96,120	11,264,303
Fuller (H.B.) Co. (Chemicals)	13,617	305,565
Hecla Mining Co.* (Mining)	31,239	289,273
Hercules, Inc. (Chemicals)	28,836	488,193
Huntsman Corp. (Chemicals)	24,030	273,942
International Coal Group, Inc.* (Coal)	27,234	355,404
International Flavors & Fragrances, Inc. (Chemicals)	20,025	782,177
International Paper Co. (Forest Products & Paper)	108,135	2,519,546
Kaiser Aluminum Corp. (Mining)	4,005	214,388
Lubrizol Corp. (Chemicals)	17,622	816,427
Massey Energy Co. (Coal)	20,025	1,877,344
Minerals Technologies, Inc. (Chemicals)	4,806	305,614
Monsanto Co. (Agriculture)	136,170	17,217,335
Neenah Paper, Inc. (Forest Products & Paper)	4,005	66,924
Newmont Mining Corp. (Mining)	108,936	5,682,102
Nucor Corp. (Iron/Steel)	72,090	5,382,960
Olin Corp. (Chemicals)	16,821	440,374
OM Group, Inc.* (Chemicals)	8,010	262,648
Patriot Coal Corp.* (Coal)	6,408	982,282
Peabody Energy Corp. (Coal)	68,085	5,994,884
PPG Industries, Inc. (Chemicals)	41,652	2,389,575
Praxair, Inc. (Chemicals)	79,299	7,473,138
Reliance Steel & Aluminum Co. (Iron/Steel)	16,020	1,234,982
Rohm & Haas Co. (Chemicals)	31,239	1,450,739
RPM, Inc. (Chemicals)	30,438	627,023
RTI International Metals, Inc.* (Mining)	5,607	199,721
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	5,607	642,562
Schulman (A.), Inc.(Chemicals)	6,408	147,576
Sensient Technologies Corp. (Chemicals)	12,015	338,342
Sigma-Aldrich Corp. (Chemicals)	28,035	1,509,965
Southern Copper Corp. (Mining)	18,423	1,964,444
Steel Dynamics, Inc. (Iron/Steel)	48,060	1,877,704
Stillwater Mining Co.* (Mining)	11,214	132,662
Terra Industries, Inc. (Chemicals)	23,229	1,146,351
The Dow Chemical Co. (Chemicals)	234,693	8,193,133
The Mosaic Co.* (Chemicals)	36,846	5,331,616
Titanium Metals Corp. (Mining)	24,831	347,386
Tredegar Corp. (Miscellaneous Manufacturing)	6,408	94,198
United States Steel Corp. (Iron/Steel)	29,637	5,476,325
USEC, Inc.* (Mining)	28,035	170,453
Valspar Corp. (Chemicals)	23,229	439,260
W.R. Grace & Co.* (Chemicals)	15,219	357,494
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,015	92,636
Worthington Industries, Inc. (Metal Fabricate/Hardware)	16,020	328,410
Zep, Inc. (Chemicals)	5,607	83,432

TOTAL COMMON STOCKS
(Cost $113,533,976)		154,081,914

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP Basic Materials (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES
(Cost $113,533,976)—100.5%	$154,081,914
Net other assets (liabilities)—(0.5)%	(795,432)

NET ASSETS—100.0%	$153,286,482

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Agriculture	11.2%
Chemicals	39.7%
Coal	13.0%
Forest Products & Paper	2.2%
Household Products/Wares	0.7%
Iron/Steel	13.7%
Metal Fabricate/Hardware	0.9%
Mining	19.0%
Miscellaneous Manufacturing	0.1%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88

PROFUNDS VP ProFund VP Basic Materials (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $113,533,976)	$154,081,914
Dividends and interest receivable	196,971
Receivable for capital shares issued	66,237
Prepaid expenses	613

Total Assets	154,345,735

Liabilities:
Cash overdraft	237,454
Payable for capital shares redeemed	573,554
Advisory fees payable	88,737
Management services fees payable	11,832
Administration fees payable	4,295
Administrative services fees payable	49,709
Distribution fees payable	37,077
Trustee fees payable	12
Transfer agency fees payable	10,412
Fund accounting fees payable	7,329
Compliance services fees payable	1,381
Other accrued expenses	37,461

Total Liabilities	1,059,253

Net Assets	$153,286,482

Net Assets consist of:
Capital	$131,808,137
Accumulated net investment income (loss)	407,135
Accumulated net realized gains (losses) on investments	(19,476,728)
Net unrealized appreciation (depreciation) on investments	40,547,938

Net Assets	$153,286,482

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,704,469

Net Asset Value (offering and redemption price per share)	$56.68

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,220,572
Interest	3,966

Total Investment Income	1,224,538

Expenses:
Advisory fees	492,430
Management services fees	98,487
Administration fees	19,046
Transfer agency fees	23,663
Administrative services fees	224,717
Distribution fees	164,143
Custody fees	10,259
Fund accounting fees	32,821
Trustee fees	1,008
Compliance services fees	1,131
Other fees	53,186

Total Gross Expenses before reductions	1,120,891
Less Expenses reduced by the Advisor	(50,677)

Total Net Expenses	1,070,214

Net Investment Income (Loss)	154,324

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,529,432)
Change in net unrealized appreciation/depreciation on investments	16,240,882

Net Realized and Unrealized Gains (Losses) on Investments	7,711,450

Change in Net Assets Resulting from Operations	$7,865,774

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$154,324	$252,811
Net realized gains (losses) on investments	(8,529,432)	(2,926,613)
Change in net unrealized appreciation/depreciation on investments	16,240,882	16,035,768

Change in net assets resulting from operations	7,865,774	13,361,966

Distributions to Shareholders From:
Net investment income	—	(321,148)

Change in net assets resulting from distributions	—	(321,148)

Capital Transactions:
Proceeds from shares issued	179,617,700	305,930,096
Dividends reinvested	—	321,148
Value of shares redeemed	(154,228,253)	(229,892,500)

Change in net assets resulting from capital transactions	25,389,447	76,358,744

Change in net assets	33,255,221	89,399,562
Net Assets:
Beginning of period	120,031,261	30,631,699

End of period	$153,286,482	$120,031,261

Accumulated net investment income (loss)	$407,135	$252,811

Share Transactions:
Issued	3,395,493	6,510,342
Reinvested	—	6,972
Redeemed	(3,013,130)	(4,965,902)

Change in shares	382,363	1,551,412

See accompanying notes to the financial statements.

90

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$51.69		$39.75	$34.55	$36.18	$33.74	$25.66

Investment Activities:
Net investment income (loss)(a)	0.06		0.15	0.39	0.13	0.02	0.22
Net realized and unrealized gains (losses) on investments	4.93		12.03	4.94	0.59	3.40	7.88

Total income (loss) from investment activities	4.99		12.18	5.33	0.72	3.42	8.10

Distributions to Shareholders From:
Net investment income	—		(0.24)	(0.13)	(0.03)	(0.10)	(0.02)
Net realized gains on investments	—		—	—	(2.32)	(0.88)	—

Total distributions	—		(0.24)	(0.13)	(2.35)	(0.98)	(0.02)

Net Asset Value, End of Period	$56.68		$51.69	$39.75	$34.55	$36.18	$33.74

Total Return	9.65	%(b)	30.71%	15.48%	2.44%	10.22%	31.58%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.79%	1.91%	1.96%	2.03%
Net expenses(c)	1.63%		1.63%	1.74%	1.91%	1.96%	1.97%
Net investment income (loss)(c)	0.23%		0.33%	1.05%	0.36%	0.06%	0.75%

Supplemental Data:
Net assets, end of period (000’s)	$153,286		$120,031	$30,632	$34,750	$25,614	$50,929
Portfolio turnover rate(d)	101	%(b)	280%	378%	650%	783%	1,009%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

91

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	10.0%
McDonald’s Corp.	4.6%
CVS Corp.	4.2%
Walt Disney Co.	4.1%
Time Warner, Inc.	3.9%

Dow Jones U.S. Consumer Services
Index - Composition
% of Index

General Retailers	41%
Media	29%
Travel and Leisure	16%
Food and Drug Retailers	14%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Common Stocks (100.5%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	126	$7,898
Advance Auto Parts, Inc. (Retail)	126	4,893
Aeropostale, Inc.* (Retail)	84	2,632
Amazon.com, Inc.* (Internet)	420	30,799
American Eagle Outfitters, Inc. (Retail)	231	3,149
American Greetings Corp.—Class A (Household Products/Wares)	63	777
AmerisourceBergen Corp. (Pharmaceuticals)	210	8,398
AMR Corp.* (Airlines)	336	1,720
AnnTaylor Stores Corp.* (Retail)	84	2,013
Apollo Group, Inc.—Class A* (Commercial Services)	189	8,365
Arbitron, Inc. (Commercial Services)	42	1,995
AutoNation, Inc.* (Retail)	147	1,473
AutoZone, Inc.* (Retail)	63	7,624
Avis Budget Group, Inc.* (Commercial Services)	147	1,230
Bally Technologies, Inc.* (Entertainment)	63	2,129
Barnes & Noble, Inc. (Retail)	42	1,043
Bed Bath & Beyond, Inc.* (Retail)	357	10,032
Belo Corp.—Class A (Media)	126	921
Best Buy Co., Inc. (Retail)	462	18,295
Big Lots, Inc.* (Retail)	105	3,280
BJ’s Wholesale Club, Inc.* (Retail)	84	3,251
Bob Evans Farms, Inc. (Retail)	42	1,201
Boyd Gaming Corp. (Lodging)	84	1,055
Brinker International, Inc. (Retail)	147	2,778
Burger King Holdings, Inc. (Retail)	126	3,376
Cablevision Systems Corp.—Class A* (Media)	315	7,119
Cardinal Health, Inc. (Pharmaceuticals)	483	24,913
Career Education Corp.* (Commercial Services)	126	1,841
Carmax, Inc.* (Retail)	273	3,874
Carnival Corp.—Class AADR (Leisure Time)	567	18,688
Casey’s General Stores, Inc. (Retail)	63	1,460
CBS Corp.—Class B (Media)	798	15,553
CEC Entertainment, Inc.* (Retail)	42	1,176
Cheesecake Factory, Inc.* (Retail)	84	1,336
Chemed Corp. (Commercial Services)	42	1,538
Chico’s FAS, Inc.* (Retail)	231	1,240
Chipotle Mexican Grill, Inc.—Class A* (Retail)	21	1,735
Chipotle Mexican Grill, Inc.—Class B* (Retail)	21	1,583
Choice Hotels International, Inc. (Lodging)	42	1,113
Clear Channel Communications, Inc. (Media)	609	21,437
CNET Networks, Inc.* (Internet)	198	2,275
Collective Brands, Inc.* (Retail)	84	977
Comcast Corp.—Special Class A (Media)	3,801	72,105
Continental Airlines, Inc.—Class B* (Airlines)	126	1,274
Copart, Inc.* (Retail)	84	3,597
Corinthian Colleges, Inc.* (Commercial Services)	105	1,219
Costco Wholesale Corp. (Retail)	588	41,242
CTC Media, Inc.* (Media)	63	1,554
CVS Corp. (Retail)	1,953	77,280
Darden Restaurants, Inc. (Retail)	168	5,366
Delta Air Lines, Inc.* (Airlines)	399	2,274
DeVry, Inc. (Commercial Services)	84	4,504
Dick’s Sporting Goods, Inc.* (Retail)	126	2,235
Dillards, Inc.—Class A (Retail)	84	972
DIRECTV Group, Inc.* (Media)	819	21,220
Discovery Holding Co.—Class A* (Media)	357	7,840
DISH Network Corp.—Class A* (Media)	294	8,608
Dolby Laboratories, Inc.—Class A* (Electronics)	63	2,539
Dollar Tree, Inc.* (Retail)	126	4,119
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	84	2,504
Dun & Bradstreet Corp. (Software)	84	7,362
eBay, Inc.* (Internet)	1,533	41,897
Expedia, Inc.* (Internet)	294	5,404
FactSet Research Systems, Inc. (Computers)	63	3,551
Family Dollar Stores, Inc. (Retail)	189	3,769
Foot Locker, Inc. (Retail)	210	2,614
GameStop Corp.—Class A* (Retail)	210	8,484
Gannett Co., Inc. (Media)	315	6,826
Gaylord Entertainment Co.* (Lodging)	63	1,509
Getty Images, Inc.* (Advertising)	63	2,138
GUESS?, Inc. (Apparel)	84	3,146
H & R Block, Inc. (Commercial Services)	441	9,437
Hertz Global Holdings, Inc.* (Commercial Services)	189	1,814
Hillenbrand, Inc. (Commercial Services)	84	1,798
Home Depot, Inc. (Retail)	2,289	53,608
IAC/InterActiveCorp* (Internet)	273	5,263
IHS, Inc.—Class A* (Computers)	63	4,385
International Game Technology (Entertainment)	420	10,492
International Speedway Corp. (Entertainment)	42	1,639
Interpublic Group of Cos., Inc.* (Advertising)	630	5,418
ITT Educational Services, Inc.* (Commercial Services)	63	5,206
J. Crew Group, Inc.* (Retail)	63	2,080

See accompanying notes to the financial statements.

92

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

J.C. Penney Co., Inc. (Retail)	273	$9,907
Jack in the Box, Inc.* (Retail)	84	1,882
John Wiley & Sons, Inc. (Media)	63	2,837
Kohls Corp.* (Retail)	399	15,976
Kroger Co. (Food)	840	24,251
Lamar Advertising Co.* (Advertising)	84	3,027
Las Vegas Sands Corp.* (Lodging)	147	6,974
Liberty Global, Inc.—Class A* (Media)	231	7,260
Liberty Global, Inc.—Series C* (Media)	210	6,376
Liberty Media Corp.—Entertainment Series A* (Media)	672	16,283
Liberty Media Holding Corp.—Capital Series A* (Media)	168	2,419
Liberty Media Holding Corp.—Interactive Series A* (Internet)	777	11,469
Life Time Fitness, Inc.* (Leisure Time)	42	1,241
Limited, Inc. (Retail)	399	6,723
Live Nation, Inc.* (Commercial Services)	105	1,111
Longs Drug Stores Corp. (Retail)	42	1,769
Lowe’s Cos., Inc. (Retail)	1,995	41,396
Macy’s, Inc. (Retail)	567	11,011
Marriott International, Inc.—Class A (Lodging)	420	11,021
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	42	1,901
McDonald’s Corp. (Retail)	1,533	86,185
McGraw-Hill Cos., Inc. (Media)	441	17,693
McKesson Corp. (Commercial Services)	378	21,134
Meredith Corp. (Media)	42	1,188
MGM Grand, Inc.* (Commercial Services)	126	4,270
NAVTEQ* (Software)	126	9,702
Netflix, Inc.* (Internet)	63	1,642
News Corp.—Class A (Media)	3,066	46,113
Nordstrom, Inc. (Retail)	231	6,999
Northwest Airlines Corp.* (Airlines)	315	2,098
O’Reilly Automotive, Inc.* (Retail)	147	3,285
Office Depot, Inc.* (Retail)	378	4,135
OfficeMax, Inc. (Retail)	105	1,459
Omnicare, Inc. (Pharmaceuticals)	147	3,854
Omnicom Group, Inc. (Advertising)	441	19,792
Orient-Express Hotels, Ltd.—Class AADR (Lodging)	63	2,737
Panera Bread Co.—Class A* (Retail)	42	1,943
Penn National Gaming* (Entertainment)	105	3,376
PetSmart, Inc. (Retail)	168	3,352
Pinnacle Entertainment, Inc.* (Entertainment)	84	881
Polo Ralph Lauren Corp. (Apparel)	84	5,274
Priceline. com, Inc.* (Internet)	42	4,849
RadioShack Corp. (Retail)	168	2,061
Regal Entertainment Group—Class A (Entertainment)	105	1,604
Regis Corp. (Retail)	63	1,660
Rent-A-Center, Inc.* (Commercial Services)	84	1,728
Rite Aid Corp.* (Retail)	777	1,235
Ross Stores, Inc. (Retail)	189	6,713
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	189	4,247
Ruddick Corp. (Food)	63	2,162
Safeway, Inc. (Food)	609	17,387
Saks, Inc.* (Retail)	168	1,845
Scholastic Corp.* (Media)	42	1,204
Scientific Games Corp.—Class A* (Entertainment)	84	2,488
Scripps Networks Interactive—Class A*(a) (Entertainment)	105	4,027
Sears Holdings Corp.* (Retail)	105	7,734
Service Corp. International (Commercial Services)	357	3,520
Sirius Satellite Radio, Inc.* (Media)	1,848	3,548
SkyWest, Inc. (Airlines)	84	1,063
Sonic Corp.* (Retail)	84	1,243
Sotheby’s (Commercial Services)	84	2,215
Southwest Airlines Co. (Airlines)	1,008	13,144
Staples, Inc. (Retail)	966	22,942
Starbucks Corp.* (Retail)	987	15,535
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	231	9,256
Strayer Education, Inc. (Commercial Services)	21	4,390
SuperValu, Inc. (Food)	294	9,082
Sysco Corp. (Food)	819	22,531
Target Corp. (Retail)	966	44,909
The Children’s Place Retail Stores, Inc.* (Retail)	42	1,516
The E.W. Scripps Co.—Class A (Media)	105	4,362
The Gap, Inc. (Retail)	735	12,252
The Gymboree Corp.* (Apparel)	42	1,683
The Men’s Wearhouse, Inc. (Retail)	63	1,026
The New York Times Co.—Class A (Media)	168	2,586
Tiffany & Co. (Retail)	168	6,846
Time Warner Cable, Inc.—Class A* (Media)	210	5,561
Time Warner, Inc. (Media)	4,872	72,106
TJX Cos., Inc. (Retail)	588	18,504
Tractor Supply Co.* (Retail)	42	1,220
UAL Corp. (Airlines)	168	877
United Natural Foods, Inc.* (Food)	63	1,227
Urban Outfitters, Inc.* (Retail)	168	5,240
Vail Resorts, Inc.* (Entertainment)	42	1,799
ValueClick, Inc.* (Internet)	126	1,909
VCA Antech, Inc.* (Pharmaceuticals)	105	2,917
Viacom, Inc.—Class B* (Media)	777	23,730
Wal-Mart Stores, Inc. (Retail)	3,318	186,472
Walgreen Co. (Retail)	1,344	43,693
Walt Disney Co. (Media)	2,436	76,003
Washington Post Co.—Class B (Media)	21	12,325
Wendy’s International, Inc. (Retail)	126	3,430
Whole Foods Market, Inc. (Food)	189	4,477
Williams Sonoma, Inc. (Retail)	126	2,500
WMS Industries, Inc.* (Leisure Time)	63	1,876
Wyndham Worldwide Corp. (Lodging)	252	4,513
Wynn Resorts, Ltd. (Lodging)	84	6,833
XM Satellite Radio Holdings, Inc.—Class A* (Media)	441	3,457
YUM! Brands, Inc. (Retail)	651	22,844
Zale Corp.* (Retail)	63	1,190

TOTAL COMMON STOCKS
(Cost $1,330,821)		1,867,719

Repurchase Agreements (1.5%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08(^), dated 6/30/08, with a repurchase price of $7,000 (Collateralized by $7,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $7,364)	$7,000	7,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $5,059)	4,000	4,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $7,000 (Collateralized by $7,015 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $7,140)	7,000	7,000

See accompanying notes to the financial statements.

93

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $10,001 (Collateralized by $11,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $11,215)	$10,000	$10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES
(Cost $1,358,821)—102.0%		1,895,719
Net other assets (liabilities)—(2.0)%		(36,591)

NET ASSETS—100.0%		$1,859,128

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Consumer Services’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	1.7%
Airlines	1.2%
Apparel	0.6%
Commercial Services	4.1%
Computers	0.4%
Electronics	0.1%
Entertainment	1.6%
Food	4.3%
Household Products/Wares	NM
Internet	5.6%
Leisure Time	1.4%
Lodging	2.5%
Media	25.1%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.1%
Retail	48.8%
Software	0.9%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

94

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $1,330,821)	$1,867,719
Repurchase agreements, at cost	28,000

Total Investment Securities	1,895,719
Cash	274
Dividends and interest receivable	1,491
Prepaid expenses	23

Total Assets	1,897,507

Liabilities:
Payable for investments purchased	4,028
Payable for capital shares redeemed	27,175
Advisory fees payable	271
Management services fees payable	36
Administration fees payable	74
Administrative services fees payable	842
Distribution fees payable	616
Transfer agency fees payable	227
Fund accounting fees payable	126
Compliance services fees payable	27
Other accrued expenses	4,957

Total Liabilities	38,379

Net Assets	$1,859,128

Net Assets consist of:
Capital	$2,842,685
Accumulated net investment income (loss)	(5,075)
Accumulated net realized gains (losses) on investments	(1,515,380)
Net unrealized appreciation (depreciation) on investments	536,898

Net Assets	$1,859,128

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	72,146

Net Asset Value (offering and redemption price per share)	$25.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$18,867
Interest	277

Total Investment Income	19,144

Expenses:
Advisory fees	11,143
Management services fees	2,229
Administration fees	615
Transfer agency fees	668
Administrative services fees	5,165
Distribution fees	3,714
Custody fees	8,897
Fund accounting fees	1,606
Trustee fees	29
Compliance services fees	14
Other fees	1,473

Total Gross Expenses before reductions	35,553
Less Expenses reduced by the Advisor	(11,334)

Total Net Expenses	24,219

Net Investment Income (Loss)	(5,075)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(297,493)
Change in net unrealized appreciation/depreciation on investments	(263,435)

Net Realized and Unrealized Gains (Losses) on Investments	(560,928)

Change in Net Assets Resulting from Operations	$(566,003)

See accompanying notes to the financial statements.

95

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(5,075)	$(41,485)
Net realized gains (losses) on investments	(297,493)	477,902
Change in net unrealized appreciation/depreciation on investments	(263,435)	(815,583)

Change in net assets resulting from operations	(566,003)	(379,166)

Capital Transactions:
Proceeds from shares issued	17,239,895	35,062,017
Value of shares redeemed	(17,272,272)	(38,724,343)

Change in net assets resulting from capital transactions	(32,377)	(3,662,326)

Change in net assets	(598,380)	(4,041,492)
Net Assets:
Beginning of period	2,457,508	6,499,000

End of period	$1,859,128	$2,457,508

Accumulated net investment income (loss)	$(5,075)	$—

Share Transactions:
Issued	607,001	1,074,392
Redeemed	(618,502)	(1,193,742)

Change in shares	(11,501)	(119,350)

See accompanying notes to the financial statements.

96

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$29.38		$32.02	$28.59	$29.99	$27.87	$21.98

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.23)	(0.17)	(0.35)	(0.29)	(0.30)
Net realized and unrealized gains (losses) on investments	(3.56)		(2.41)	3.60	(1.05)	2.41	6.19

Total income (loss) from investment activities	(3.61)		(2.64)	3.43	(1.40)	2.12	5.89

Net Asset Value, End of Period	$25.77		$29.38	$32.02	$28.59	$29.99	$27.87

Total Return	(12.29	)%(b)	(8.24)%	12.00%	(4.67)%	7.61%	26.80%
Ratios to Average Net Assets:
Gross expenses(c)	2.40%		2.07%	2.19%	2.48%	2.20%	2.33%
Net expenses(c)	1.63%		1.63%	1.70%	1.98%	1.98%	1.96%
Net investment income (loss)(c)	(0.34)%		(0.70)%	(0.57)%	(1.22)%	(1.03)%	(1.19)%

Supplemental Data:
Net assets, end of period (000’s)	$1,859		$2,458	$6,499	$3,521	$11,878	$3,777
Portfolio turnover rate(d)	564	%(b)	618%	579%	1,219%	1,256%	2,100%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

97

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	5.9%
Bank of America Corp.	5.3%
Citigroup, Inc.	4.4%
Wells Fargo & Co.	3.6%
The Goldman Sachs Group, Inc.	3.1%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	35%
General Financial	28%
NonLife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	7%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks (94.0%)
	Shares	Value

ACE, Ltd.ADR (Insurance)	4,510	$248,456
Affiliated Managers Group, Inc.* (Diversified Financial Services)	410	36,925
AFLAC, Inc. (Insurance)	6,560	411,968
Alexandria Real Estate Equities, Inc. (REIT)	410	39,909
Allied World Assurance Holdings, Ltd.ADR (Insurance)	820	32,488
Allstate Corp. (Insurance)	7,380	336,454
AMB Property Corp. (REIT)	1,230	61,967
American Express Co. (Diversified Financial Services)	13,940	525,120
American Financial Group, Inc. (Insurance)	1,230	32,903
American International Group, Inc. (Insurance)	31,980	846,191
American National Insurance Co. (Insurance)	410	40,188
AmeriCredit Corp.* (Diversified Financial Services)	1,640	14,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,870	116,723
Annaly Mortgage Management, Inc. (REIT)	7,380	114,464
AON Corp. (Insurance)	3,690	169,519
Apartment Investment and Management Co.—Class A (REIT)	1,230	41,894
Arch Capital Group, Ltd.ADR* (Insurance)	820	54,382
Arthur J. Gallagher & Co. (Insurance)	1,230	29,643
Aspen Insurance Holdings, Ltd.ADR (Insurance)	820	19,409
Associated Banc-Corp (Banks)	1,640	31,636
Assurant, Inc. (Insurance)	1,230	81,131
Assured Guaranty, Ltd.ADR (Insurance)	820	14,752
Astoria Financial Corp. (Savings & Loans)	1,230	24,698
Avalonbay Communities, Inc. (REIT)	1,230	109,667
Axis Capital Holdings, Ltd.ADR (Insurance)	2,050	61,111
BancorpSouth, Inc. (Banks)	1,230	21,513
Bank of America Corp. (Banks)	61,114	1,458,791
Bank of Hawaii Corp. (Banks)	820	39,196
Bank of New York Mellon Corp. (Banks)	15,580	589,391
BB&T Corp. (Banks)	7,380	168,043
BioMed Realty Trust, Inc. (REIT)	820	20,115
BlackRock, Inc.—Class A (Diversified Financial Services)	410	72,570
BOK Financial Corp. (Banks)	410	21,915
Boston Properties, Inc. (REIT)	1,640	147,961
Brandywine Realty Trust (REIT)	1,230	19,385
BRE Properties, Inc.—Class A (REIT)	820	35,490
Brookfield Properties Corp.ADR (Real Estate)	2,870	51,057
Brown & Brown, Inc. (Insurance)	1,640	28,520
Camden Property Trust (REIT)	820	36,293
Capital One Financial Corp. (Diversified Financial Services)	4,920	187,009
CapitalSource, Inc. (Diversified Financial Services)	2,460	27,257
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,460	47,232
CBL & Associates Properties, Inc. (REIT)	820	18,729
Chubb Corp. (Insurance)	4,920	241,129
Cincinnati Financial Corp. (Insurance)	2,050	52,070
CIT Group, Inc. (Diversified Financial Services)	3,690	25,129
Citigroup, Inc. (Diversified Financial Services)	73,390	1,230,016
City National Corp. (Banks)	410	17,249
CME Group, Inc. (Diversified Financial Services)	820	314,216
Comerica, Inc. (Banks)	2,050	52,542
Commerce Bancshares, Inc. (Banks)	820	32,521
Conseco, Inc.* (Insurance)	2,460	24,403
Corporate Office Properties Trust (REIT)	820	28,151
Cousins Properties, Inc. (REIT)	410	9,471
Cullen/Frost Bankers, Inc. (Banks)	820	40,877
DCT Industrial Trust, Inc. (REIT)	2,460	20,369
Delphi Financial Group, Inc.—Class A (Insurance)	410	9,487
Developers Diversified Realty Corp. (REIT)	1,640	56,924
DiamondRock Hospitality Co. (REIT)	1,230	13,395
Digital Realty Trust, Inc. (REIT)	820	33,546
Discover Financial Services (Diversified Financial Services)	6,150	80,996
Douglas Emmett, Inc. (REIT)	1,640	36,031
Duke-Weeks Realty Corp. (REIT)	2,050	46,023
E* TRADE Financial Corp.* (Diversified Financial Services)	5,740	18,024
Eaton Vance Corp. (Diversified Financial Services)	1,640	65,206
Endurance Specialty Holdings, Ltd.ADR (Insurance)	820	25,248
Entertainment Properties Trust (REIT)	410	20,270
Equifax, Inc. (Commercial Services)	1,640	55,137
Equity Residential Properties Trust (REIT)	3,690	141,216
Erie Indemnity Co.—Class A (Insurance)	410	18,922
Essex Property Trust, Inc. (REIT)	410	43,665
Everest Re Group, Ltd.ADR (Insurance)	820	65,362
F.N.B. Corp. (Banks)	1,230	14,489
Fannie Mae (Diversified Financial Services)	13,530	263,970
Federal Realty Investment Trust (REIT)	820	56,580

See accompanying notes to the financial statements.

98

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Federated Investors, Inc.—Class B (Diversified Financial Services)	1,230	$42,337
Fidelity National Title Group, Inc.—Class A (Insurance)	2,870	36,162
Fifth Third Bancorp (Banks)	6,560	66,781
First American Financial Corp. (Insurance)	1,230	32,472
First Horizon National Corp. (Banks)	2,460	18,278
First Industrial Realty Trust, Inc. (REIT)	410	11,263
First Midwest Bancorp, Inc. (Banks)	820	15,293
First Niagara Financial Group, Inc. (Savings & Loans)	1,640	21,090
FirstMerit Corp. (Banks)	1,230	20,061
Forest City Enterprises, Inc.—Class A (Real Estate)	820	26,420
Franklin Resources, Inc. (Diversified Financial Services)	2,050	187,882
Freddie Mac (Diversified Financial Services)	9,020	147,928
Fulton Financial Corp. (Banks)	2,460	24,723
General Growth Properties, Inc. (REIT)	3,280	114,898
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,740	102,229
GLG Partners, Inc. (Diversified Financial Services)	2,870	22,386
Hancock Holding Co. (Banks)	410	16,109
Hanover Insurance Group, Inc. (Insurance)	820	34,850
Hartford Financial Services Group, Inc. (Insurance)	4,510	291,211
HCC Insurance Holdings, Inc. (Insurance)	1,640	34,670
HCP, Inc. (REIT)	3,280	104,337
Health Care REIT, Inc. (REIT)	1,230	54,735
Healthcare Realty Trust, Inc. (REIT)	820	19,491
Highwoods Properties, Inc. (REIT)	820	25,764
Hilb, Rogal, and Hobbs Co. (Insurance)	410	17,819
Home Properties, Inc. (REIT)	410	19,705
Hospitality Properties Trust (REIT)	1,230	30,086
Host Marriott Corp. (REIT)	6,970	95,140
HRPT Properties Trust (REIT)	3,280	22,206
Hudson City Bancorp, Inc. (Savings & Loans)	6,560	109,421
Huntington Bancshares, Inc. (Banks)	4,920	28,388
IntercontinentalExchange, Inc.* (Diversified Financial Services)	820	93,480
International Bancshares Corp. (Banks)	820	17,523
Invesco, Ltd.ADR (Diversified Financial Services)	5,330	127,813
Investment Technology Group, Inc.* (Diversified Financial Services)	410	13,719
IPC Holdings, Ltd.ADR (Insurance)	820	21,771
iStar Financial, Inc. (REIT)	1,640	21,664
J.P. Morgan Chase & Co. (Diversified Financial Services)	47,560	1,631,784
Janus Capital Group, Inc. (Diversified Financial Services)	2,050	54,264
Jefferies Group, Inc. (Diversified Financial Services)	1,640	27,585
Jones Lang LaSalle, Inc. (Real Estate)	410	24,678
KeyCorp (Banks)	6,560	72,029
Kilroy Realty Corp. (REIT)	410	19,282
Kimco Realty Corp. (REIT)	2,870	99,072
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,230	22,115
LaSalle Hotel Properties (REIT)	410	10,303
Lazard, Ltd.—Class AADR (Diversified Financial Services)	820	28,003
Legg Mason, Inc. (Diversified Financial Services)	2,050	89,318
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,430	186,808
Liberty Property Trust (REIT)	1,230	40,775
Lincoln National Corp. (Insurance)	3,690	167,231
Loews Corp. (Insurance)	4,920	230,748
M &T Bank Corp. (Banks)	1,230	86,764
Mack-Cali Realty Corp. (REIT)	820	28,019
Marsh & McLennan Cos., Inc. (Insurance)	6,970	185,053
Marshall & Ilsley Corp. (Banks)	3,280	50,282
MasterCard, Inc.—Class A (Software)	820	217,726
MBIA, Inc. (Insurance)	3,280	14,399
Mercury General Corp. (Insurance)	410	19,155
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,480	364,031
MetLife, Inc. (Insurance)	5,740	302,900
MF Global, Ltd.ADR* (Diversified Financial Services)	1,230	7,761
MGIC Investment Corp. (Insurance)	1,640	10,020
Mid-America Apartment Communities, Inc. (REIT)	410	20,926
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,230	18,143
Moody’s Corp. (Commercial Services)	2,870	98,843
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,940	502,816
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,050	54,428
National City Corp. (Banks)	9,020	43,025
National Retail Properties, Inc. (REIT)	820	17,138
Nationwide Financial Services (Insurance)	820	39,368
Nationwide Health Properties, Inc. (REIT)	1,230	38,733
New York Community Bancorp (Savings & Loans)	4,510	80,458
NewAlliance Bancshares, Inc. (Savings & Loans)	1,230	15,350
Northern Trust Corp. (Banks)	2,870	196,796
Nymex Holdings, Inc. (Diversified Financial Services)	1,230	103,910
NYSE Euronext (Diversified Financial Services)	3,280	166,165
Old Republic International Corp. (Insurance)	3,280	38,835
optionsXpress Holdings, Inc. (Diversified Financial Services)	820	18,319
PartnerRe, Ltd.ADR (Insurance)	820	56,687
People’s United Financial, Inc. (Banks)	2,460	38,376
Philadelphia Consolidated Holding Corp.* (Insurance)	820	27,855
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	820	26,740
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	105,067
PNC Financial Services Group (Banks)	4,920	280,932
Popular, Inc. (Banks)	3,690	24,317
Post Properties, Inc. (REIT)	410	12,198
Potlatch Corp. (Forest Products & Paper)	410	18,499
Principal Financial Group, Inc. (Insurance)	3,280	137,662
ProAssurance Corp.* (Insurance)	410	19,725
Progressive Corp. (Insurance)	8,610	161,179
ProLogis (REIT)	3,690	200,551
Prosperity Bancshares, Inc. (Banks)	410	10,959
Protective Life Corp. (Insurance)	820	31,201
Prudential Financial, Inc. (Insurance)	6,150	367,401
Public Storage, Inc. (REIT)	1,640	132,496
Raymond James Financial Corp. (Diversified Financial Services)	1,230	32,460
Rayonier, Inc. (Forest Products & Paper)	1,230	52,226
Realty Income Corp. (REIT)	1,230	27,995
Regency Centers Corp. (REIT)	820	48,478
Regions Financial Corp. (Banks)	9,430	102,881
Reinsurance Group of America, Inc. (Insurance)	410	17,843
RenaissanceRe HoldingsADR (Insurance)	820	36,629
SAFECO Corp. (Insurance)	1,230	82,607
SEI Investments Co. (Software)	2,050	48,216
Selective Insurance Group, Inc. (Insurance)	820	15,383
Senior Housing Properties Trust (REIT)	1,640	32,029
Simon Property Group, Inc. (REIT)	2,870	257,984
SL Green Realty Corp. (REIT)	820	67,830
SLM Corp.* (Diversified Financial Services)	6,560	126,936
Sovereign Bancorp, Inc. (Savings & Loans)	6,560	48,282
St. Joe Co. (Real Estate)	1,230	42,214

See accompanying notes to the financial statements.

99

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	820	$38,507
State Street Corp. (Banks)	5,740	367,303
SunTrust Banks, Inc. (Banks)	4,920	178,202
Susquehanna Bancshares, Inc. (Banks)	1,230	16,839
SVB Financial Group* (Banks)	410	19,725
Synovus Financial Corp. (Banks)	3,690	32,214
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,690	208,374
Taubman Centers, Inc. (REIT)	820	39,893
TCF Financial Corp. (Banks)	1,640	19,729
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,280	59,335
The Charles Schwab Corp. (Diversified Financial Services)	13,120	269,485
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,920	860,508
The Macerich Co. (REIT)	1,230	76,420
The Travelers Companies, Inc. (Insurance)	8,200	355,880
Torchmark Corp. (Insurance)	1,230	72,140
Transatlantic Holdings, Inc. (Insurance)	410	23,153
U.S. Bancorp (Banks)	23,780	663,224
UDR, Inc. (REIT)	1,640	36,703
UnionBanCal Corp. (Banks)	820	33,144
Unitrin, Inc. (Insurance)	820	22,607
UnumProvident Corp. (Insurance)	4,920	100,614
Valley National Bancorp (Banks)	1,640	25,863
Ventas, Inc. (REIT)	2,050	87,268
Visa, Inc.—Class A* (Commercial Services)	6,150	500,056
Vornado Realty Trust (REIT)	2,050	180,400
W.R. Berkley Corp. (Insurance)	2,050	49,528
Wachovia Corp. (Banks)	29,520	458,446
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,230	43,062
Washington Federal, Inc. (Savings & Loans)	1,230	22,263
Washington Mutual, Inc. (Savings & Loans)	11,890	58,618
Washington REIT (REIT)	820	24,641
Weingarten Realty Investors (REIT)	1,230	37,294
Wells Fargo & Co. (Banks)	42,640	1,012,700
Westamerica Bancorp (Banks)	410	21,562
Whitney Holding Corp. (Banks)	820	15,006
Willis Group Holdings, Ltd.ADR (Insurance)	2,050	64,309
Wilmington Trust Corp. (Banks)	820	21,681
XL Capital, Ltd.—Class AADR (Insurance)	2,460	50,578
Zenith National Insurance Corp. (Insurance)	410	14,416
Zions Bancorp (Banks)	1,640	51,644

TOTAL COMMON STOCKS
(Cost $26,286,638)		26,097,471

TOTAL INVESTMENT SECURITIES
(Cost $26,286,638)—94.0%		26,097,471
Net other assets (liabilities)—6.0%		1,665,243

NET ASSETS—100.0%		$27,762,714

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Banks	23.6%
Commercial Services	2.4%
Diversified Financial Services	30.8%
Forest Products & Paper	0.7%
Insurance	22.1%
REIT	11.2%
Real Estate	0.7%
Savings & Loans	1.5%
Software	1.0%
Other**	6.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

100

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $26,286,638)	$26,097,471
Dividends and interest receivable	54,312
Receivable for capital shares issued	2,470,542
Receivable for investments sold	32,385
Prepaid expenses	153

Total Assets	28,654,863

Liabilities:
Cash overdraft	300,519
Payable for investments purchased	510,096
Payable for capital shares redeemed	21,663
Advisory fees payable	15,848
Management services fees payable	2,113
Administration fees payable	836
Administrative services fees payable	9,997
Distribution fees payable	10,007
Trustee fees payable	2
Transfer agency fees payable	2,425
Fund accounting fees payable	1,427
Compliance services fees payable	256
Other accrued expenses	16,960

Total Liabilities	892,149

Net Assets	$27,762,714

Net Assets consist of:
Capital	$37,978,847
Accumulated net investment income (loss)	622,456
Accumulated net realized gains (losses) on investments	(10,649,422)
Net unrealized appreciation (depreciation) on investments	(189,167)

Net Assets	$27,762,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,176,522

Net Asset Value (offering and redemption price per share)	$23.60

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$496,066
Interest	1,099

Total Investment Income	497,165

Expenses:
Advisory fees	105,584
Management services fees	21,117
Administration fees	5,034
Transfer agency fees	6,168
Administrative services fees	42,205
Distribution fees	35,195
Custody fees	16,165
Fund accounting fees	9,309
Trustee fees	268
Compliance services fees	224
Other fees	14,697

Total Gross Expenses before reductions	255,966
Less Expenses reduced by the Advisor	(27,804)

Total Net Expenses	228,162

Net Investment Income (Loss)	269,003

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,806,392)
Change in net unrealized appreciation/depreciation on investments	(5,611,127)

Net Realized and Unrealized Gains (Losses) on Investments	(10,417,519)

Change in Net Assets Resulting from Operations	$(10,148,516)

See accompanying notes to the financial statements.

101

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$269,003	$353,453
Net realized gains (losses) on investments	(4,806,392)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,611,127)	(6,807,488)

Change in net assets resulting from operations	(10,148,516)	(6,030,371)

Distributions to Shareholders From:
Net investment income	—	(349,425)

Change in net assets resulting from distributions	—	(349,425)

Capital Transactions:
Proceeds from shares issued	88,202,227	79,724,295
Dividends reinvested	—	349,425
Value of shares redeemed	(75,189,825)	(98,405,131)

Change in net assets resulting from capital transactions	13,012,402	(18,331,411)

Change in net assets	2,863,886	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$27,762,714	$24,898,828

Accumulated net investment income (loss)	$622,456	$353,453

Share Transactions:
Issued	3,005,818	2,090,110
Reinvested	—	9,475
Redeemed	(2,598,200)	(2,551,398)

Change in shares	407,618	(451,813)

See accompanying notes to the financial statements.

102

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.38		$40.64	$34.84	$33.80	$30.72	$23.85

Investment Activities:
Net investment income (loss)(a)	0.28		0.41	0.34	0.27	0.20	0.11
Net realized and unrealized gains (losses) on investments	(9.06)		(8.11)	5.69	1.06	2.97	6.80

Total income (loss) from investment activities	(8.78)		(7.70)	6.03	1.33	3.17	6.91

Distributions to Shareholders From:
Net investment income	—		(0.56)	(0.23)	(0.29)	(0.09)	(0.04)

Net Asset Value, End of Period	$23.60		$32.38	$40.64	$34.84	$33.80	$30.72

Total Return	(27.12	)%(b)	(19.11)%	17.35%	3.98%	10.34%	28.99%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.74%	1.76%	1.92%	1.92%	2.07%
Net expenses(c)	1.62%		1.63%	1.68%	1.92%	1.92%	1.98%
Net investment income (loss)(c)	1.91%		1.04%	0.90%	0.80%	0.63%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$27,763		$24,899	$49,610	$35,924	$30,767	$21,024
Portfolio turnover rate(d)	214	%(b)	216%	247%	316%	595%	726%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

103

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
ChevronTexaco Corp.	10.6%
ConocoPhillips	7.0%
Schlumberger, Ltd.	6.6%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	73%
Oil Equipment, Services and Distribution	27%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks (100.6)%
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	54,932	$4,111,111
Apache Corp. (Oil & Gas)	38,984	5,418,776
Arena Resources, Inc.* (Oil & Gas)	4,430	233,993
Atlas America, Inc. (Oil & Gas)	4,430	199,571
Atwood Oceanics, Inc.* (Oil & Gas)	3,544	440,661
Baker Hughes, Inc. (Oil & Gas Services)	36,326	3,172,713
Berry Petroleum Co.—Class A (Oil & Gas)	4,430	260,838
Bill Barrett Corp.* (Oil & Gas)	3,544	210,549
BJ Services Co. (Oil & Gas Services)	34,554	1,103,655
Bristow Group, Inc.* (Transportation)	2,658	131,544
Cabot Oil & Gas Corp. (Oil & Gas)	11,518	780,114
Cameron International Corp.* (Oil & Gas Services)	25,694	1,422,163
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,544	241,311
Cheniere Energy, Inc.* (Oil & Gas)	5,316	23,231
Chesapeake Energy Corp. (Oil & Gas)	60,248	3,973,958
ChevronTexaco Corp. (Oil & Gas)	244,536	24,240,854
Cimarex Energy Co. (Oil & Gas)	9,746	679,004
Comstock Resources, Inc.* (Oil & Gas)	5,316	448,830
ConocoPhillips (Oil & Gas)	168,340	15,889,613
Continental Resources, Inc.* (Oil & Gas)	3,544	245,670
Core Laboratories NVADR* (Oil & Gas Services)	2,658	378,366
Crosstex Energy, Inc. (Oil & Gas)	5,316	184,252
Delta Petroleum Corp.* (Oil & Gas)	7,974	203,496
Denbury Resources, Inc.* (Oil & Gas)	28,352	1,034,848
Devon Energy Corp. (Oil & Gas)	49,616	5,961,858
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,974	1,109,502
Dresser-Rand Group, Inc.* (Oil & Gas Services)	9,746	381,069
Drill-Quip, Inc.* (Oil & Gas Services)	3,544	223,272
El Paso Corp. (Pipelines)	83,284	1,810,594
Encore Acquisition Co.* (Oil & Gas)	6,202	466,328
Ensco International, Inc. (Oil & Gas)	16,834	1,359,177
EOG Resources, Inc. (Oil & Gas)	29,238	3,836,026
EXCO Resources, Inc.* (Oil & Gas)	9,746	359,725
Exterran Holdings, Inc.* (Oil & Gas Services)	7,974	570,061
Exxon Mobil Corp. (Oil & Gas)	633,490	55,829,474
FMC Technologies, Inc.* (Oil & Gas Services)	15,062	1,158,720
Forest Oil Corp.* (Oil & Gas)	9,746	726,077
Frontier Oil Corp. (Oil & Gas)	12,404	296,580
Global Industries, Ltd.* (Oil & Gas Services)	10,632	190,632
Grey Wolf, Inc.* (Oil & Gas)	21,264	192,014
Halliburton Co. (Oil & Gas Services)	103,662	5,501,342
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	9,746	405,823
Helmerich & Payne, Inc. (Oil & Gas)	11,518	829,526
Hercules Offshore, Inc.* (Oil & Gas Services)	10,632	404,229
Hess Corp. (Oil & Gas)	34,554	4,360,369
Holly Corp. (Oil & Gas)	5,316	196,267
ION Geophysical Corp.* (Oil & Gas Services)	9,746	170,068
Key Energy Services, Inc.* (Oil & Gas Services)	15,062	292,504
Marathon Oil Corp. (Oil & Gas)	83,284	4,319,941
Mariner Energy, Inc.* (Oil & Gas)	9,746	360,310
Murphy Oil Corp. (Oil & Gas)	22,150	2,171,807
Nabors Industries, Ltd.ADR* (Oil & Gas)	32,782	1,613,858
National-Oilwell Varco, Inc.* (Oil & Gas Services)	48,730	4,323,326
Newfield Exploration Co.* (Oil & Gas)	15,948	1,040,607
Newpark Resources, Inc.* (Oil & Gas Services)	10,632	83,567
Noble Corp.ADR (Oil & Gas)	31,896	2,071,964
Noble Energy, Inc. (Oil & Gas)	20,378	2,049,212
Occidental Petroleum Corp. (Oil & Gas)	96,574	8,678,140
Oceaneering International, Inc.* (Oil & Gas Services)	6,202	477,864
OGE Energy Corp. (Electric)	10,632	337,141
Oil States International, Inc.* (Oil & Gas Services)	6,202	393,455
Parker Drilling Co.* (Oil & Gas)	13,290	133,033
Patterson-UTI Energy, Inc. (Oil & Gas)	18,606	670,560
Penn Virginia Corp. (Oil & Gas)	5,316	400,933
Petrohawk Energy Corp.* (Oil & Gas)	25,694	1,189,889
Pioneer Natural Resources Co. (Oil & Gas)	14,176	1,109,697
Plains Exploration & Production Co.* (Oil & Gas)	12,404	905,120
Pride International, Inc.* (Oil & Gas)	19,492	921,777
Quicksilver Resources, Inc.* (Oil & Gas)	13,290	513,526
Range Resources Corp. (Oil & Gas)	18,606	1,219,437
Rowan Cos., Inc. (Oil & Gas)	13,290	621,307
Schlumberger, Ltd.ADR (Oil & Gas Services)	139,988	15,038,911
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,658	237,918
Smith International, Inc. (Oil & Gas Services)	23,922	1,988,875
Southwestern Energy Co.* (Oil & Gas)	39,870	1,898,211
St. Mary Land & Exploration Co. (Oil & Gas)	7,088	458,168
Stone Energy Corp.* (Oil & Gas)	3,544	233,585
Sunoco, Inc. (Oil & Gas)	14,176	576,821
SunPower Corp.—Class A* (Energy-Alternate Sources)	4,430	318,871
Superior Energy Services, Inc.* (Oil & Gas Services)	9,746	537,394
Swift Energy Co.* (Oil & Gas)	3,544	234,117
Tesoro Petroleum Corp. (Oil & Gas)	15,948	315,292
TETRA Technologies, Inc.* (Oil & Gas Services)	8,860	210,071

See accompanying notes to the financial statements.

104

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Tidewater, Inc. (Oil & Gas Services)	6,202	$403,316
Transocean, Inc.ADR* (Oil & Gas)	37,212	5,670,737
Ultra Petroleum Corp.ADR* (Oil & Gas)	17,720	1,740,104
Unit Corp.* (Oil & Gas)	5,316	441,068
Valero Energy Corp. (Oil & Gas)	62,020	2,553,984
W-H Energy Services, Inc.* (Oil & Gas Services)	3,544	339,302
Weatherford International, Ltd.ADR* (Oil & Gas Services)	79,740	3,954,307
Whiting Petroleum Corp.* (Oil & Gas)	5,316	563,921
XTO Energy, Inc. (Oil & Gas)	59,362	4,066,891

TOTAL COMMON STOCKS
(Cost $114,928,714)		229,048,693

TOTAL INVESTMENT SECURITIES
(Cost $114,928,714)—100.6%		229,048,693
Net other assets (liabilities)—(0.6)%		(1,417,777)

NET ASSETS—100.0%		$227,630,916

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Electric	0.1%
Energy-Alternate Sources	0.1%
Oil & Gas	80.5%
Oil & Gas Services	19.0%
Pipelines	0.8%
Transportation	0.1%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

105

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $114,928,714)	$229,048,693
Dividends and interest receivable	81,851
Receivable for capital shares issued	206,373
Prepaid expenses	988

Total Assets	229,337,905

Liabilities:
Cash overdraft	1,346,459
Payable for capital shares redeemed	11,098
Advisory fees payable	126,255
Management services fees payable	16,834
Administration fees payable	6,016
Administrative services fees payable	70,849
Distribution fees payable	52,919
Trustee fees payable	17
Transfer agency fees payable	14,500
Fund accounting fees payable	10,267
Compliance services fees payable	1,984
Other accrued expenses	49,791

Total Liabilities	1,706,989

Net Assets	$227,630,916

Net Assets consist of:
Capital	$123,001,545
Accumulated net investment income (loss)	(326,767)
Accumulated net realized gains (losses) on investments	(9,163,841)
Net unrealized appreciation (depreciation) on investments	114,119,979

Net Assets	$227,630,916

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,106,936

Net Asset Value (offering and redemption price per share)	$73.27

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,209,878
Interest	7,170

Total Investment Income	1,217,048

Expenses:
Advisory fees	710,344
Management services fees	142,070
Administration fees	27,908
Transfer agency fees	34,191
Administrative services fees	323,878
Distribution fees	236,781
Custody fees	11,142
Fund accounting fees	47,384
Trustee fees	1,468
Compliance services fees	1,354
Other fees	76,792

Total Gross Expenses before reductions	1,613,312
Less Expenses reduced by the Advisor	(69,497)

Total Net Expenses	1,543,815

Net Investment Income (Loss)	(326,767)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,711,311)
Change in net unrealized appreciation/depreciation on investments	17,909,514

Net Realized and Unrealized Gains (Losses) on Investments	13,198,203

Change in Net Assets Resulting from Operations	$12,871,436

See accompanying notes to the financial statements.

106

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(326,767)	$(492,462)
Net realized gains (losses) on investments	(4,711,311)	10,074,132
Change in net unrealized appreciation/depreciation on investments	17,909,514	32,901,176

Change in net assets resulting from operations	12,871,436	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	—	(4,283,910)

Change in net assets resulting from distributions	—	(4,283,910)

Capital Transactions:
Proceeds from shares issued	197,507,177	302,318,292
Dividends reinvested	—	4,283,910
Value of shares redeemed	(177,618,575)	(294,146,006)

Change in net assets resulting from capital transactions	19,888,602	12,456,196

Change in net assets	32,760,038	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$227,630,916	$194,870,878

Accumulated net investment income (loss)	$(326,767)	$—

Share Transactions:
Issued	2,981,580	5,094,141
Reinvested	—	69,252
Redeemed	(2,796,499)	(5,041,455)

Change in shares	185,081	121,938

See accompanying notes to the financial statements.

107

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$66.69		$51.51	$47.02	$36.63	$28.33	$23.17

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.17)	(0.08)	(0.15)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	6.69		16.79	9.13	11.64	8.37	5.17

Total income (loss) from investment activities	6.58		16.62	9.05	11.49	8.32	5.16

Distributions to Shareholders From:
Net realized gains on investments	—		(1.44)	(4.56)	(1.10)	(0.02)	—

Net Asset Value, End of Period	$73.27		$66.69	$51.51	$47.02	$36.63	$28.33

Total Return	9.87	%(b)	32.48%	20.63%	31.31%	29.36%	22.27%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.76%	1.86%	1.92%	2.09%
Net expenses(c)	1.63%		1.63%	1.68%	1.86%	1.92%	1.98%
Net investment income (loss)(c)	(0.34)%		(0.30)%	(0.15)%	(0.34)%	(0.16)%	(0.05)%
Supplemental Data:
Net assets, end of period (000’s)	$227,631		$194,871	$144,216	$148,466	$85,137	$44,398
Portfolio turnover rate(d)	79	%(b)	180%	166%	298%	470%	1,091%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

108

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)

June 30, 2008

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	19%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	24.7%
Pfizer, Inc.	16.8%
Abbott Laboratories	8.2%
Merck & Co., Inc.	4.7%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition
The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	June 30, 2008
(unaudited)

Common Stocks (82.3%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	12,766	$676,215
Alkermes, Inc.* (Pharmaceuticals)	1,134	14,016
Allergan, Inc. (Pharmaceuticals)	3,528	183,632
Alpharma, Inc.—Class A* (Pharmaceuticals)	504	11,355
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	252	4,214
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	56,801
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,880	387,606
Cephalon, Inc.* (Pharmaceuticals)	756	50,418
Eli Lilly & Co. (Pharmaceuticals)	8,114	374,542
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,260	30,479
Forest Laboratories, Inc.* (Pharmaceuticals)	3,654	126,940
Hospira, Inc.* (Pharmaceuticals)	1,890	75,808
Johnson & Johnson (Healthcare-Products)	31,560	2,030,571
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,898	30,342
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	630	13,091
Merck & Co., Inc. (Pharmaceuticals)	10,322	389,036
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,528	42,583
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	378	6,135
Perrigo Co. (Pharmaceuticals)	882	28,021
Pfizer, Inc. (Pharmaceuticals)	78,876	1,377,964
Schering-Plough Corp. (Pharmaceuticals)	18,648	367,179
Sepracor, Inc.* (Pharmaceuticals)	1,260	25,099
The Medicines Co.* (Pharmaceuticals)	630	12,487
Theravance, Inc.* (Pharmaceuticals)	630	7,478
Valeant Pharmaceuticals International* (Pharmaceuticals)	882	15,091
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,008	17,086
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,134	30,811
Wyeth (Pharmaceuticals)	7,772	372,745

TOTAL COMMON STOCKS
(Cost $6,023,471)		6,757,745

Repurchase Agreements(NM)

	Principal
	Amount

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,039)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $6,024,471)—82.3%		6,758,745
Net other assets (liabilities)—17.7%		1,449,567

NET ASSETS—100.0%		$8,208,312

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 7/1/08	$1,499,625	$(375)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Healthcare-Products		24.7%
Pharmaceuticals		57.6%
Other**		17.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

109

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $6,023,471)	$6,757,745
Repurchase agreements, at cost	1,000

Total Investment Securities	6,758,745
Cash	356
Dividends and interest receivable	9,704
Receivable for capital shares issued	189,371
Receivable for investments sold	1,474,161
Prepaid expenses	66

Total Assets	8,432,403

Liabilities:
Payable for investments purchased	196,113
Payable for capital shares redeemed	10,693
Unrealized loss on swap agreements	375
Advisory fees payable	4,504
Management services fees payable	600
Administration fees payable	226
Administrative services fees payable	2,663
Distribution fees payable	1,998
Trustee fees payable	1
Transfer agency fees payable	584
Fund accounting fees payable	386
Compliance services fees payable	87
Other accrued expenses	5,861

Total Liabilities	224,091

Net Assets	$8,208,312

Net Assets consist of:
Capital	$14,215,136
Accumulated net investment income (loss)	323,416
Accumulated net realized gains (losses) on investments	(7,064,139)
Net unrealized appreciation (depreciation) on investments	733,899

Net Assets	$8,208,312

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	375,492

Net Asset Value (offering and redemption price per share)	$21.86

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$170,190
Interest	722

Total Investment Income	170,912

Expenses:
Advisory fees	40,630
Management services fees	8,126
Administration fees	1,960
Transfer agency fees	2,305
Administrative services fees	18,742
Distribution fees	13,543
Custody fees	3,442
Fund accounting fees	3,280
Trustee fees	101
Compliance services fees	1
Other fees	5,284

Total Gross Expenses before reductions	97,414
Less Expenses reduced by the Advisor	(9,111)

Total Net Expenses	88,303

Net Investment Income (Loss)	82,609

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,011,366)
Net realized gains (losses) on swap agreements	9,254
Change in net unrealized appreciation/depreciation on investments	(1,265,763)

Net Realized and Unrealized Gains (Losses) on Investments	(2,267,875)

Change in Net Assets Resulting from Operations	$(2,185,266)

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$82,609	$240,807
Net realized gains (losses) on investments	(1,002,112)	536,251
Change in net unrealized appreciation/depreciation on investments	(1,265,763)	(450,256)

Change in net assets resulting from operations	(2,185,266)	326,802

Distributions to Shareholders From:
Net investment income	—	(216,589)

Change in net assets resulting from distributions	—	(216,589)

Capital Transactions:
Proceeds from shares issued	30,382,467	73,246,036
Dividends reinvested	—	216,589
Value of shares redeemed	(32,499,727)	(82,141,123)

Change in net assets resulting from capital transactions	(2,117,260)	(8,678,498)

Change in net assets	(4,302,526)	(8,568,285)
Net Assets:
Beginning of period	12,510,838	21,079,123

End of period	$8,208,312	$12,510,838

Accumulated net investment income (loss)	$323,416	$240,807

Share Transactions:
Issued	1,274,682	2,760,817
Reinvested	—	8,598
Redeemed	(1,390,425)	(3,112,288)

Change in shares	(115,743)	(342,873)

See accompanying notes to the financial statements.

111

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$25.47		$25.27	$22.56	$23.54	$25.93	$25.96

Investment Activities:
Net investment income (loss)(a)	0.18		0.32	0.25	0.15	0.08	(0.09)
Net realized and unrealized gains (losses) on investments	(3.79)		0.26	2.51	(1.05)	(2.47)	1.51

Total income (loss) from investment activities	(3.61)		0.58	2.76	(0.90)	(2.39)	1.42

Distributions to Shareholders From:
Net investment income	—		(0.38)	(0.05)	(0.08)	—	—
Net realized gains on investments	—		—	—	—	—	(1.45)

Total distributions	—		(0.38)	(0.05)	(0.08)	—	(1.45)

Net Asset Value, End of Period	$21.86		$25.47	$25.27	$22.56	$23.54	$25.93

Total Return	(14.17	)%(b)	2.32%	12.18%	(3.82)%	(9.22)%	5.60%

Ratios to Average Net Assets:
Gross expenses(c)	1.80%		1.73%	1.75%	1.93%	1.97%	2.06%
Net expenses(c)	1.63%		1.63%	1.70%	1.93%	1.97%	1.98%
Net investment income (loss)(c)	1.53%		1.22%	1.02%	0.65%	0.32%	(0.33)%

Supplemental Data:
Net assets, end of period (000’s)	$8,208		$12,511	$21,079	$10,780	$11,803	$11,851
Portfolio turnover rate(d)	348	%(b)	443%	454%	853%	1,223%	2,569%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

112

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)

June 30, 2008

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	June 30, 2008
(unaudited)

Repurchase Agreements (99.5%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,899,939 (Collateralized by $35,436,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $35,597,048)	$34,898,000	$34,898,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,900,036 (Collateralized by $35,182,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $35,597,063)	34,898,000	34,898,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,900,104 (Collateralized by $34,958,000 of various U.S. Government Agency Obligations, 4.75%–5.00%, 3/5/09–10/16/09, market value $35,596,232)	34,898,000	34,898,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,897,181 (Collateralized by $34,555,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/19/08–11/18/11, market value $35,599,531)	34,895,000	34,895,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $34,899,503 (Collateralized by $35,523,000 of various U.S. Government Agency Obligations, 2.34%–4.13%, 3/27/09–12/21/12, market value $35,600,709)	34,898,000	34,898,000

TOTAL REPURCHASE AGREEMENTS
(Cost $174,487,000)		174,487,000

TOTAL INVESTMENT SECURITIES
(Cost $174,487,000)—99.5%		174,487,000
Net other assets (liabilities)—0.5%		831,021

NET ASSETS—100.0%		$175,318,021

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 7/23/08	$174,819,380	$566,892

See accompanying notes to the financial statements.

113

PROFUNDS VP
ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$174,487,000
Cash	499
Interest receivable	9,762
Unrealized gain on swap agreements	566,892
Receivable for capital shares issued	576,066
Prepaid expenses	1,142

Total Assets	175,641,361

Liabilities:
Payable for capital shares redeemed	58,216
Advisory fees payable	95,458
Management services fees payable	12,728
Administration fees payable	4,364
Administrative services fees payable	49,770
Distribution fees payable	38,090
Trustee fees payable	12
Transfer agency fees payable	10,766
Fund accounting fees payable	7,447
Compliance services fees payable	1,891
Other accrued expenses	44,598

Total Liabilities	323,340

Net Assets	$175,318,021

Net Assets consist of:
Capital	$151,292,751
Accumulated net investment income (loss)	5,197,722
Accumulated net realized gains (losses) on investments	18,260,656
Net unrealized appreciation (depreciation) on investments	566,892

Net Assets	$175,318,021

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,032,717

Net Asset Value (offering and redemption price per share)	$57.81

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$2,551,149

Expenses:
Advisory fees	701,469
Management services fees	140,295
Administration fees	26,359
Transfer agency fees	32,691
Administrative services fees	317,680
Distribution fees	233,823
Custody fees	3,735
Fund accounting fees	44,970
Trustee fees	1,406
Compliance services fees	1,258
Other fees	71,658

Total Gross Expenses before reductions	1,575,344
Less Expenses reduced by the Advisor	(50,819)

Total Net Expenses	1,524,525

Net Investment Income (Loss)	1,026,624

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	12,180,449
Change in net unrealized appreciation/depreciation on investments	(3,457,298)

Net Realized and Unrealized Gains (Losses) on Investments	8,723,151

Change in Net Assets Resulting from Operations	$9,749,775

See accompanying notes to the financial statements.

114

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,026,624	$4,171,098
Net realized gains (losses) on investments	12,180,449	12,684,111
Change in net unrealized appreciation/depreciation on investments	(3,457,298)	1,745,290

Change in net assets resulting from operations	9,749,775	18,600,499

Distributions to Shareholders From:
Net investment income	—	(4,327,698)

Change in net assets resulting from distributions	—	(4,327,698)

Capital Transactions:
Proceeds from shares issued	194,616,352	253,859,703
Dividends reinvested	—	4,327,698
Value of shares redeemed	(191,290,435)	(235,491,964)

Change in net assets resulting from capital transactions	3,325,917	22,695,437

Change in net assets	13,075,692	36,968,238
Net Assets:
Beginning of period	162,242,329	125,274,091

End of period	$175,318,021	$162,242,329

Accumulated net investment income (loss)	$5,197,722	$4,171,098

Share Transactions:
Issued	3,489,377	5,367,460
Reinvested	—	90,899
Redeemed	(3,587,792)	(5,187,272)

Change in shares	(98,415)	271,087

See accompanying notes to the financial statements.

115

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$51.82		$43.80	$41.15	$32.58	$40.99	$29.44

Investment Activities:
Net investment income (loss)(a)	0.30		1.57	1.46	0.45	(0.20)	(0.31)
Net realized and unrealized gains (losses) on investments	5.69		8.11	1.55	8.12	(3.64)	11.86

Total income (loss) from investment activities	5.99		9.68	3.01	8.57	(3.84)	11.55

Distributions to Shareholders From:
Net investment income	—		(1.66)	(0.36)	—	—	—
Net realized gains on investments	—		—	—	—	(4.57)	—

Total distributions	—		(1.66)	(0.36)	—	(4.57)	—

Net Asset Value, End of Period	$57.81		$51.82	$43.80	$41.15	$32.58	$40.99

Total Return	11.56	%(b)	22.46%	7.36%	26.30%	(9.92)%	39.23%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.74%	1.86%	1.87%	1.98%
Net expenses(c)	1.63%		1.63%	1.70%	1.86%	1.87%	1.97%
Net investment income (loss)(c)	1.10%		3.41%	3.30%	1.38%	(0.58)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$175,318		$162,242	$125,274	$113,173	$60,432	$76,218
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

116

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	69%
Swap Agreements	29%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.2%
Verizon Communications, Inc.	24.0%
Sprint Corp.	4.7%
NII Holdings, Inc.—Class B	2.1%
Leucadia National Corp.	2.0%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	88%
Mobile Telecommunications	12%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	June 30, 2008
(unaudited)

Common Stocks (69.3%)
	Shares	Value

AT&T, Inc. (Telecommunications)	196,529	$6,621,062
CenturyTel, Inc. (Telecommunications)	7,119	253,365
Cincinnati Bell, Inc.* (Telecommunications)	16,611	66,112
Citizens Communications Co. (Telecommunications)	22,148	251,158
Embarq Corp. (Telecommunications)	10,283	486,077
Leap Wireless International, Inc.* (Telecommunications)	3,164	136,590
Leucadia National Corp. (Holding Companies-Diversified)	11,865	556,943
Level 3 Communications, Inc.* (Telecommunications)	106,785	315,016
MetroPCS Communications, Inc.* (Telecommunications)	12,656	224,138
NII Holdings, Inc.—Class B* (Telecommunications)	11,865	563,469
Qwest Communications International, Inc. (Telecommunications)	99,666	391,687
RCN Corp.* (Telecommunications)	2,373	25,581
Sprint Corp. (Telecommunications)	136,813	1,299,724
TeleCorp PCS, Inc.—Class A* (a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	3,955	186,953
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,164	139,532
tw telecom, Inc.* (Telecommunications)	10,283	164,837
US Cellular Corp.* (Telecommunications)	791	44,731
Verizon Communications, Inc. (Telecommunications)	185,750	6,575,550
Virgin Media, Inc. (Telecommunications)	20,566	279,903
Windstream Corp. (Telecommunications)	30,849	380,677

TOTAL COMMON STOCKS
(Cost $16,800,011)		18,963,105

Repurchase Agreements(NM)
	Principal
	Amount

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,000 (Collateralized by $2,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,039)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $16,801,011)—69.3%		18,964,105
Net other assets (liabilities)—30.7%		8,411,366

NET ASSETS—100.0%		$27,375,471

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 7/1/08	$7,998,001	$(2,000)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Holding Companies-Diversified	2.0%
Telecommunications	67.3%
Other**	30.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

117

PROFUNDS VP ProFund VP Telecommunications (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $16,800,011)	$18,963,105
Repurchase agreements, at cost	1,000

Total Investment Securities	18,964,105
Cash	843
Dividends and interest receivable	7,888
Receivable for capital shares issued	316,486
Receivable for investments sold	8,160,714
Prepaid expenses	159

Total Assets	27,450,195

Liabilities:
Payable for capital shares redeemed	26,072
Unrealized loss on swap agreements	2,000
Advisory fees payable	17,448
Management services fees payable	2,327
Administration fees payable	833
Administrative services fees payable	8,951
Distribution fees payable	6,409
Trustee fees payable	2
Transfer agency fees payable	1,731
Fund accounting fees payable	1,421
Compliance services fees payable	224
Other accrued expenses	7,306

Total Liabilities	74,724

Net Assets	$27,375,471

Net Assets consist of:
Capital	$27,299,421
Accumulated net investment income (loss)	1,219,221
Accumulated net realized gains (losses) on investments	(3,304,265)
Net unrealized appreciation (depreciation) on investments	2,161,094

Net Assets	$27,375,471

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,735,830

Net Asset Value (offering and redemption price per share)	$15.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$506,467
Interest	2,211

Total Investment Income	508,678

Expenses:
Advisory fees	79,993
Management services fees	15,999
Administration fees	3,303
Transfer agency fees	3,949
Administrative services fees	37,334
Distribution fees	26,664
Custody fees	2,484
Fund accounting fees	5,497
Trustee fees	166
Compliance services fees	9
Other fees	9,192

Total Gross Expenses before reductions	184,590
Less Expenses reduced by the Advisor	(10,738)

Total Net Expenses	173,852

Net Investment Income (Loss)	334,826

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,319,345)
Net realized gains (losses) on swap agreements	26,227
Change in net unrealized appreciation/depreciation on investments	(4,647,755)

Net Realized and Unrealized Gains (Losses) on Investments	(6,940,873)

Change in Net Assets Resulting from Operations	$(6,606,047)

See accompanying notes to the financial statements.

118

PROFUNDS VP ProFund VP Telecommunications
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$334,826	$884,395
Net realized gains (losses) on investments	(2,293,118)	3,846,216
Change in net unrealized appreciation/depreciation on investments	(4,647,755)	(146,911)

Change in net assets resulting from operations	(6,606,047)	4,583,700

Distributions to Shareholders From:
Net investment income	—	(445,711)
Net realized gains on investments	—	(154,688)

Change in net assets resulting from distributions	—	(600,399)

Capital Transactions:
Proceeds from shares issued	43,518,718	155,997,698
Dividends reinvested	—	600,399
Value of shares redeemed	(45,155,650)	(169,120,628)

Change in net assets resulting from capital transactions	(1,636,932)	(12,522,531)

Change in net assets	(8,242,979)	(8,539,230)
Net Assets:
Beginning of period	35,618,450	44,157,680

End of period	$27,375,471	$35,618,450

Accumulated net investment income (loss)	$1,219,221	$884,395

Share Transactions:
Issued	2,521,379	7,930,715
Reinvested	—	30,110
Redeemed	(2,630,196)	(8,568,873)

Change in shares	(108,817)	(608,048)

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP Telecommunications
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$19.31		$18.00	$13.48	$15.25	$13.74	$13.41

Investment Activities:
Net investment income (loss)(a)	0.26		0.29	0.23	0.32	0.21	0.31
Net realized and unrealized gains (losses) on investments	(3.80)		1.24	4.37	(1.29)	1.91	0.02

Total income (loss) from investment activities	(3.54)		1.53	4.60	(0.97)	2.12	0.33

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.08)	(0.32)	(0.13)	—
Net realized gains on investments	—		(0.06)	—	(0.48)	(0.48)	—

Total distributions	—		(0.22)	(0.08)	(0.80)	(0.61)	—

Net Asset Value, End of Period	$15.77		$19.31	$18.00	$13.48	$15.25	$13.74

Total Return	(18.33	)%(b)	8.39%	34.28%	(6.64)%	15.56%	2.46%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.72%	1.75%	1.91%	1.95%	2.06%
Net expenses(c)	1.63%		1.63%	1.68%	1.91%	1.95%	1.97%
Net investment income (loss)(c)	3.14%		1.45%	1.40%	2.25%	1.42%	2.40%

Supplemental Data:
Net assets, end of period (000’s)	$27,375		$35,618	$44,158	$8,798	$17,894	$7,488
Portfolio turnover rate(d)	303	%(b)	411%	525%	970%	1,048%	1,508%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

120

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	9.7%
Dominion Resources, Inc.	4.5%
Southern Co.	4.4%
FirstEnergy Corp.	4.1%
FPL Group, Inc.	4.0%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	72%
Gas, Water & MultiUtilities	28%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.9%)
	Shares	Value

AGL Resources, Inc. (Gas)	12,450	$430,521
Allegheny Energy, Inc. (Electric)	27,390	1,372,513
ALLETE, Inc. (Electric)	4,150	174,300
Alliant Energy Corp. (Electric)	18,260	625,588
Ameren Corp. (Electric)	34,860	1,472,138
American Electric Power, Inc. (Electric)	66,400	2,671,272
Aqua America, Inc. (Water)	22,410	357,888
Aquila, Inc.* (Electric)	61,420	231,553
Atmos Energy Corp. (Gas)	14,940	411,896
Avista Corp. (Electric)	8,300	178,118
Black Hills Corp. (Electric)	6,640	212,878
Calpine Corp.* (Electric)	58,100	1,310,736
CenterPoint Energy, Inc. (Electric)	48,140	772,647
Cleco Corp. (Electric)	9,960	232,367
CMS Energy Corp. (Electric)	37,350	556,515
Consolidated Edison, Inc. (Electric)	44,820	1,752,014
Constellation Energy Group, Inc. (Electric)	29,050	2,385,005
Covanta Holding Corp.* (Energy-Alternate Sources)	19,920	531,665
Dominion Resources, Inc. (Electric)	95,450	4,532,920
DPL, Inc. (Electric)	19,090	503,594
DTE Energy Co. (Electric)	27,390	1,162,432
Duke Energy Corp. (Electric)	207,500	3,606,350
Dynegy, Inc.—Class A* (Electric)	82,170	702,553
Edison International (Electric)	49,800	2,558,724
El Paso Electric Co.* (Electric)	7,470	147,906
Energen Corp. (Gas)	10,790	841,944
Energy East Corp. (Electric)	25,730	636,046
Entergy Corp. (Electric)	31,540	3,799,939
Equitable Resources, Inc. (Pipelines)	21,580	1,490,315
Exelon Corp. (Electric)	108,730	9,781,351
FirstEnergy Corp. (Electric)	50,630	4,168,368
FPL Group, Inc. (Electric)	61,420	4,027,924
Great Plains Energy, Inc. (Electric)	14,110	356,701
Hawaiian Electric Industries, Inc. (Electric)	14,110	348,940
IDACORP, Inc. (Electric)	7,470	215,808
Integrys Energy Group, Inc. (Electric)	12,450	632,833
ITC Holdings Corp. (Electric)	8,300	424,213
Mirant Corp.* (Electric)	34,030	1,332,274
National Fuel Gas Co. (Pipelines)	11,620	691,158
New Jersey Resources Corp. (Gas)	6,640	216,796
Nicor, Inc. (Gas)	7,470	318,147
NiSource, Inc. (Electric)	45,650	818,048
Northeast Utilities System (Electric)	25,730	656,887
Northwest Natural Gas Co. (Gas)	4,150	191,979
NorthWestern Corp. (Electric)	6,640	168,789
NRG Energy, Inc.* (Electric)	39,010	1,673,529
NSTAR (Electric)	17,430	589,483
ONEOK, Inc. (Gas)	15,770	770,049
Pepco Holdings, Inc. (Electric)	33,200	851,580
PG&E Corp. (Electric)	58,930	2,338,932
Piedmont Natural Gas Co., Inc. (Gas)	11,620	303,979
Pinnacle West Capital Corp. (Electric)	16,600	510,782
PNM Resources, Inc. (Electric)	11,620	138,975
Portland General Electric Co. (Electric)	9,960	224,299
PPL Corp. (Electric)	61,420	3,210,423
Progress Energy, Inc. (Electric)	43,160	1,805,383
Public Service Enterprise Group, Inc. (Electric)	83,830	3,850,312
Puget Energy, Inc. (Electric)	19,090	457,969
Questar Corp. (Pipelines)	28,220	2,004,749
Reliant Resources, Inc.* (Electric)	57,270	1,218,133
SCANA Corp. (Electric)	17,430	644,910
Sempra Energy (Gas)	38,180	2,155,261
Sierra Pacific Resources (Electric)	39,010	495,817
Southern Co. (Electric)	126,990	4,434,491
Southern Union Co. (Gas)	17,430	470,959
Southwest Gas Corp. (Gas)	7,470	222,083
Spectra Energy Corp. (Pipelines)	103,750	2,981,775
TECO Energy, Inc. (Electric)	33,200	713,468
The AES Corp.* (Electric)	110,390	2,120,592
The Williams Cos., Inc. (Pipelines)	97,110	3,914,504
UGI Corp. (Gas)	17,430	500,415
Unisource Energy Corp. (Electric)	5,810	180,168
Vectren Corp. (Gas)	12,450	388,564
Westar Energy, Inc. (Electric)	17,430	374,919
WGL Holdings, Inc. (Gas)	8,300	288,342
Wisconsin Energy Corp. (Electric)	19,090	863,250
Xcel Energy, Inc. (Electric)	70,550	1,415,938

TOTAL COMMON STOCKS
(Cost $70,038,290)		102,126,586

See accompanying notes to the financial statements.

121

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES
(Cost $70,038,290)—100.9%	$102,126,586
Net other assets (liabilities)—(0.9)%	(926,618)

NET ASSETS—100.0%	$101,199,968

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Electric	81.6%
Energy-Alternate Sources	0.5%
Gas	7.4%
Pipelines	11.0%
Water	0.4%
Other**	(0.9)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $70,038,290)	$102,126,586
Dividends and interest receivable	148,185
Receivable for capital shares issued	41,432
Prepaid expenses	598

Total Assets	102,316,801

Liabilities:
Cash overdraft	175,353
Payable for capital shares redeemed	783,856
Advisory fees payable	51,857
Management services fees payable	6,914
Administration fees payable	2,685
Administrative services fees payable	31,887
Distribution fees payable	24,027
Trustee fees payable	7
Transfer agency fees payable	6,478
Fund accounting fees payable	4,582
Compliance services fees payable	962
Other accrued expenses	28,225

Total Liabilities	1,116,833

Net Assets	$101,199,968

Net Assets consist of:
Capital	$78,882,285
Accumulated net investment income (loss)	2,343,612
Accumulated net realized gains (losses) on investments	(12,114,225)
Net unrealized appreciation (depreciation) on investments	32,088,296

Net Assets	$101,199,968

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,650,260

Net Asset Value (offering and redemption price per share)	$38.18

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,686,607
Interest	1,817

Total Investment Income	1,688,424

Expenses:
Advisory fees	426,814
Management services fees	85,364
Administration fees	16,299
Transfer agency fees	19,947
Administrative services fees	195,703
Distribution fees	142,272
Custody fees	16,351
Fund accounting fees	27,641
Trustee fees	890
Compliance services fees	188
Other fees	45,374

Total Gross Expenses before reductions	976,843
Less Expenses reduced by the Advisor	(49,234)

Total Net Expenses	927,609

Net Investment Income (Loss)	760,815

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,654,966)
Change in net unrealized appreciation/depreciation on investments	(7,117,136)

Net Realized and Unrealized Gains (Losses) on Investments	(11,772,102)

Change in Net Assets Resulting from Operations	$(11,011,287)

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$760,815	$1,582,797
Net realized gains (losses) on investments	(4,654,966)	1,779,113
Change in net unrealized appreciation/depreciation on investments	(7,117,136)	9,570,057

Change in net assets resulting from operations	(11,011,287)	12,931,967

Distributions to Shareholders From:
Net investment income	—	(1,383,974)
Net realized gains on investments	—	(1,113,286)

Change in net assets resulting from distributions	—	(2,497,260)

Capital Transactions:
Proceeds from shares issued	68,947,369	311,270,394
Dividends reinvested	—	2,497,260
Value of shares redeemed	(151,956,562)	(233,583,155)

Change in net assets resulting from capital transactions	(83,009,193)	80,184,499

Change in net assets	(94,020,480)	90,619,206
Net Assets:
Beginning of period	195,220,448	104,601,242

End of period	$101,199,968	$195,220,448

Accumulated net investment income (loss)	$2,343,612	$1,582,797

Share Transactions:
Issued	1,815,325	8,095,235
Reinvested	—	68,437
Redeemed	(4,128,198)	(6,202,935)

Change in shares	(2,312,873)	1,960,737

See accompanying notes to the financial statements.

124

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$39.33		$34.84	$29.64	$26.55	$22.38	$18.78

Investment Activities:
Net investment income (loss)(a)	0.25		0.46	0.54	0.46	0.43	0.40
Net realized and unrealized gains (losses) on investments	(1.40)		4.97	5.11	3.04	4.26	3.61

Total income (loss) from investment activities	(1.15)		5.43	5.65	3.50	4.69	4.01

Distributions to Shareholders From:
Net investment income	—		(0.52)	(0.45)	(0.16)	(0.17)	(0.41)
Net realized gains on investments	—		(0.42)	—	(0.25)	(0.35)	—

Total distributions	—		(0.94)	(0.45)	(0.41)	(0.52)	(0.41)

Net Asset Value, End of Period	$38.18		$39.33	$34.84	$29.64	$26.55	$22.38

Total Return	(2.92	)%(b)	15.80%	19.22%	13.06%	21.07%	21.37%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.75%	1.89%	1.95%	2.06%
Net expenses(c)	1.63%		1.63%	1.68%	1.89%	1.95%	1.98%
Net investment income (loss)(c)	1.34%		1.22%	1.68%	1.56%	1.78%	1.98%

Supplemental Data:
Net assets, end of period (000’s)	$101,200		$195,220	$104,601	$75,931	$51,964	$22,653
Portfolio turnover rate(d)	39	%(b)	168%	153%	251%	569%	1,134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

125

PROFUNDS VP ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	34%
Futures Contracts	11%
Swap Agreements	82%

Total Exposure	127%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-terminvestments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)	Schedule of Portfolio Investments June 30, 2008

U.S. Treasury Obligations (33.7%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.38%, 2/15/38	$23,600,000	$23,050,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,725,743)		23,050,563

Repurchase Agreements (62.7%)
Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,477 (Collateralized by $8,710,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $8,767,725)	8,591,000	8,591,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,501 (Collateralized by $8,663,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $8,765,203)	8,591,000	8,591,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,518 (Collateralized by $8,737,000 of various U.S. Government Agency Obligations, 3.50%–5.13%, 7/30/08–5/20/11, market value $8,766,852)	8,591,000	8,591,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,588,537 (Collateralized by $8,452,000 of various U.S. Government Agency Obligations, 4.88%–5.00%, 9/15/08–11/18/11, market value $8,766,265)	8,588,000	8,588,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,370 (Collateralized by $8,736,462 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $8,763,512)	8,591,000	8,591,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,952,000)		42,952,000

TOTAL INVESTMENT SECURITIES
(Cost $65,677,743)—96.4%		66,002,563
Net other assets (liabilities)—3.6%		2,488,144

NET ASSETS—100.0%		$68,490,707

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $7,525,781)	65	$122,247

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$24,417,969	$715,152
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	32,329,391	687,221

See accompanying notes to the financial statements.

126

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $22,725,743)	$23,050,563
Repurchase agreements, at cost	42,952,000

Total Investment Securities	66,002,563
Cash	966
Segregated cash balances with brokers for futures contracts	166,075
Interest receivable	391,009
Unrealized gain on swap agreements	1,402,373
Receivable for capital shares issued	631,501
Prepaid expenses	555

Total Assets	68,595,042

Liabilities:
Payable for capital shares redeemed	4,459
Advisory fees payable	25,161
Management services fees payable	5,032
Administration fees payable	1,931
Administrative services fees payable	20,572
Distribution fees payable	19,273
Trustee fees payable	5
Transfer agency fees payable	5,163
Fund accounting fees payable	3,296
Compliance services fees payable	842
Other accrued expenses	18,601

Total Liabilities	104,335

Net Assets	$68,490,707

Net Assets consist of:
Capital	$69,365,500
Accumulated net realized gains (losses) on investments	(2,724,233)
Net unrealized appreciation (depreciation) on investments	1,849,440

Net Assets	$68,490,707

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,150,525

Net Asset Value (offering and redemption price per share)	$31.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$1,601,922

Expenses:
Advisory fees	238,911
Management services fees	71,674
Administration fees	13,193
Transfer agency fees	16,292
Administrative services fees	153,408
Distribution fees	119,455
Custody fees	3,541
Fund accounting fees	22,352
Trustee fees	727
Compliance services fees	345
Other fees	28,979

Total Gross Expenses before reductions	668,877
Less Expenses reduced by the Advisor	(33,375)

Total Net Expenses	635,502

Net Investment Income (Loss)	966,420

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(64,737)
Net realized gains (losses) on futures contracts	171,619
Net realized gains (losses) on swap agreements	1,531,084
Change in net unrealized appreciation/depreciation on investments	(1,259,306)

Net Realized and Unrealized Gains (Losses) on Investments	378,660

Change in Net Assets Resulting from Operations	$1,345,080

See accompanying notes to the financial statements.

127

PROFUNDS VP ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$966,420	$2,456,146
Net realized gains (losses) on investments	1,637,966	2,089,784
Change in net unrealized appreciation/depreciation on investments	(1,259,306)	2,555,477

Change in net assets resulting from operations	1,345,080	7,101,407

Distributions to Shareholders From:
Net investment income	(966,420)	(2,456,146)

Change in net assets resulting from distributions	(966,420)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	325,491,959	385,266,785
Dividends reinvested	966,420	2,456,146
Value of shares redeemed	(353,051,646)	(330,921,391)

Change in net assets resulting from capital transactions	(26,593,267)	56,801,540

Change in net assets	(26,214,607)	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$68,490,707	$94,705,314

Share Transactions:
Issued	10,297,984	12,775,191
Reinvested	29,942	81,415
Redeemed	(11,127,620)	(11,007,629)

Change in shares	(799,694)	1,848,977

See accompanying notes to the financial statements.

128

PROFUNDS VP ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.10		$30.20	$32.75	$30.74	$28.66	$34.12

Investment Activities:
Net investment income (loss)(a)	0.32		1.06	1.04	0.75	0.25	0.06
Net realized and unrealized gains (losses) on investments	(0.25	)(b)	1.91	(2.55)	2.01	2.09	(0.90)

Total income (loss) from investment activities	0.07		2.97	(1.51)	2.76	2.34	(0.84)

Distributions to Shareholders From:
Net investment income	(0.32)		(1.07)	(1.04)	(0.75)	(0.25)	(0.06)
Net realized gains on investments	—		—	—	—	—	(3.23)
Return of capital	—		—	—	—	(0.01)	(1.33)

Total distributions	(0.32)		(1.07)	(1.04)	(0.75)	(0.26)	(4.62)

Net Asset Value, End of Period	$31.85		$32.10	$30.20	$32.75	$30.74	$28.66

Total Return	0.22	%(c)	10.12%	(4.52)%	9.01%	8.18%	(2.55)%

Ratios to Average Net Assets:
Gross expenses(d)	1.40%		1.43%	1.42%	1.59%	1.61%	1.74%
Net expenses(d)	1.33%		1.33%	1.38%	1.59%	1.61%	1.73%
Net investment income (loss)(d)	2.02%		3.55%	3.45%	2.32%	0.86%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$68,491		$94,705	$33,259	$91,463	$43,605	$36,776
Portfolio turnover rate(e)	211	%(c)	474%	1,308%	1,660%	1,258%	526%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

129

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies
% of Net Assets

Euro	57%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	June 30, 2008
(unaudited)

Repurchase Agreements (99.0%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,210 (Collateralized by $3,666,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $3,856,695)	$3,780,000	$3,780,000

Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,221 (Collateralized by $3,812,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,856,972)	3,780,000	3,780,000

HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,228 (Collateralized by $3,756,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–4/24/09, market value $3,858,994)	3,780,000	3,780,000

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,776,236 (Collateralized by $3,832,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $3,855,629)	3,776,000	3,776,000

UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $3,780,163 (Collateralized by $3,838,783 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $3,856,298)	3,780,000	3,780,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,896,000)		18,896,000

TOTAL INVESTMENT SECURITIES
(Cost $18,896,000)—99.0%		18,896,000
Net other assets (liabilities)—1.0%		182,970

NET ASSETS—100.0%		$19,078,970

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.

At June 30, 2008, ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long
British Sterling Pound vs. U.S. Dollar	7/31/2008	1,141,836	$2,244,029	$2,268,302	$24,273
Canadian Dollar vs. U.S. Dollar	7/31/2008	1,740,115	1,720,014	1,706,225	(13,789)
Euro vs. U.S. Dollar	7/31/2008	6,941,480	10,804,403	10,909,618	105,215
Japanese Yen vs. U.S. Dollar	7/31/2008	272,771,352	2,529,297	2,573,965	44,668
Swedish Krona vs. U.S. Dollar	7/31/2008	4,765,973	788,608	790,213	1,605
Swiss Franc vs. U.S. Dollar	7/31/2008	701,513	673,782	687,191	13,409

Total Long Contracts			$18,760,133	$18,935,514	$175,381

See accompanying notes to the financial statements.

130

PROFUNDS VP
ProFund VP Falling U.S. Dollar
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$18,896,000
Cash	156
Interest receivable	1,057
Unrealized appreciation on forward currency contracts	189,460
Receivable for capital shares issued	69,396
Prepaid expenses	56

Total Assets	19,156,125

Liabilities:
Payable for capital shares redeemed	3,642
Unrealized depreciation on forward currency contracts	14,079
Advisory fees payable	9,401
Management services fees payable	1,253
Administration fees payable	507
Administrative services fees payable	14,080
Distribution fees payable	14,860
Trustee fees payable	1
Transfer agency fees payable	1,293
Fund accounting fees payable	865
Compliance services fees payable	154
Other accrued expenses	17,020

Total Liabilities	77,155

Net Assets	$19,078,970

Net Assets consist of:
Capital	$18,911,221
Accumulated net investment income (loss)	45,072
Accumulated net realized gains (losses) on investments	(52,704)
Net unrealized appreciation (depreciation) on investments	175,381

Net Assets	$19,078,970

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	565,005

Net Asset Value (offering and redemption price per share)	$33.77

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$155,750

Expenses:
Advisory fees	54,057
Management services fees	10,812
Administration fees	13,767
Transfer agency fees	2,552
Administrative services fees	17,029
Distribution fees	18,019
Custody fees	1,741
Fund accounting fees	3,533
Trustee fees	97
Compliance services fees	189
Other fees	6,533

Total Gross Expenses before reductions	128,329
Less Expenses reduced by the Advisor	(10,845)

Total Net Expenses	117,484

Net Investment Income (Loss)	38,266

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on forward currency contracts	(50,447)
Change in net unrealized appreciation/depreciation on investments	169,400

Net Realized and Unrealized Gains (Losses) on Investments	118,953

Change in Net Assets Resulting from Operations	$157,219

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets

	For the	For the period
	six months ended	August 31, 2007 through
	June 30, 2008	December 31, 2007(a)
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$38,266	$3,449
Net realized gains (losses) on investments	(50,447)	1,057
Change in net unrealized appreciation/depreciation on investments	169,400	5,981

Change in net assets resulting from operations	157,219	10,487

Capital Transactions:
Proceeds from shares issued	39,160,590	787,952
Value of shares redeemed	(20,771,114)	(266,164)

Change in net assets resulting from capital transactions	18,389,476	521,788

Change in net assets	18,546,695	532,275
Net Assets:
Beginning of period	532,275	—

End of period	$19,078,970	$532,275

Accumulated net investment income (loss)	$45,072	$6,806

Share Transactions:
Issued	1,170,273	25,184
Redeemed	(621,978)	(8,474)

Change in shares	548,295	16,710

(a)	Commencement of operations

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the period
	six months ended		Aug. 31, 2007 through
	June 30, 2008		Dec. 31, 2007(a)
	(unaudited)

Net Asset Value, Beginning of Period	$31.85		$30.00

Investment Activities:
Net investment income (loss)(b)	0.09		0.29
Net realized and unrealized gains (losses) on investments	1.83		1.56

Total income (loss) from investment activities	1.92		1.85

Net Asset Value, End of Period	$33.77		$31.85

Total Return	6.03	%(c)	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		2.52%
Net expenses(d)	1.63%		1.63%
Net investment income (loss)(d)	0.53%		2.78%
Supplemental Data:
Net assets, end of period (000’s)	$19,079		$532
Portfolio turnover rate(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

133

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	102%

Total Exposure	102%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP ProFund VP Money Market (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (101.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,719 (Collateralized by $49,925,000 Federal Home Loan Bank, 2.20%, 4/9/09, market value $49,919,774)	$48,938,000	$48,938,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,855 (Collateralized by $49,335,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $49,917,034)	48,938,000	48,938,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $49,940,950 (Collateralized by $49,885,000 Federal Home Loan Bank, 2.27%, 4/14/09, market value $49,919,343)
	48,938,000	48,938,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $48,939,059 (Collateralized by $49,810,000 Federal Home Loan Bank, 2.24%, 12/19/08, market value $49,915,862)
	48,936,000	48,936,000
UMB, 1.55%, 7/1/08, dated 6/30/08, with a repurchase price of $48,940,107 (Collateralized by $49,805,000 Federal Home Loan Bank, 2.34%, 3/27/09, market value $49,920,913)
	48,938,000	48,938,000

TOTAL REPURCHASE AGREEMENTS
(Cost $244,688,000)		244,688,000

TOTAL INVESTMENT SECURITIES
(Cost $244,688,000)—101.8%		244,688,000

Net other assets (liabilities)—(1.8)%		(4,280,423)

NET ASSETS—100.0%		$240,407,577

See accompanying notes to the financial statements.

134

PROFUNDS VP ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Repurchase agreements, at cost	$244,688,000
Cash	411
Interest receivable	13,689
Receivable for capital shares issued	417,064
Prepaid expenses	1,399

Total Assets	245,120,563

Liabilities:
Payable for capital shares redeemed	4,326,867
Advisory fees payable	116,709
Management services fees payable	15,562
Administration fees payable	5,844
Administrative services fees payable	49,668
Distribution fees payable	117,604
Trustee fees payable	16
Transfer agency fees payable	13,330
Fund accounting fees payable	9,974
Compliance services fees payable	2,324
Other accrued expenses	55,088

Total Liabilities	4,712,986

Net Assets	$240,407,577

Net Assets consist of:
Capital	$240,407,577

Net Assets	$240,407,577

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	240,407,577

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$3,139,474

Expenses:
Advisory fees	888,410
Management services fees	177,684
Administration fees	35,859
Transfer agency fees	44,599
Administrative services fees	123,790
Distribution fees	296,137
Custody fees	4,001
Fund accounting fees	61,340
Trustee fees	1,845
Compliance services fees	1,612
Other fees	77,076

Total Gross Expenses before reductions	1,712,353
Less Expenses reduced by the Advisor	(173,925)

Total Net Expenses	1,538,428

Net Investment Income (Loss)	1,601,046

Change in Net Assets Resulting from Operations	$1,601,046

See accompanying notes to the financial statements.

135

PROFUNDS VP ProFund VP Money Market
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,601,046	$6,258,884

Change in net assets resulting from operations	1,601,046	6,258,884

Distributions to Shareholders From:
Net investment income	(1,601,046)	(6,258,884)

Change in net assets resulting from distributions	(1,601,046)	(6,258,884)

Capital Transactions:
Proceeds from shares issued	1,403,030,073	3,126,256,366
Dividends reinvested	1,601,046	6,258,884
Value of shares redeemed	(1,415,995,002)	(3,033,493,378)

Change in net assets resulting from capital transactions	(11,363,883)	99,021,872

Change in net assets	(11,363,883)	99,021,872
Net Assets:
Beginning of period	251,771,460	152,749,588

End of period	$240,407,577	$251,771,460

Share Transactions:
Issued	1,403,030,073	3,126,256,366
Reinvested	1,601,046	6,258,884
Redeemed	(1,415,995,002)	(3,033,493,378)

Change in shares	(11,363,883)	99,021,872

See accompanying notes to the financial statements.

136

PROFUNDS VP ProFund VP Money Market
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)	For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.007	0.037	0.036	0.018	0.001	0.001

Distributions to Shareholders From:
Net investment income	(0.007)	(0.037)	(0.036)	(0.018)	(0.001)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.66% (a)	3.77%	3.68%	1.80%	0.08%	0.12%
Ratios to Average Net Assets:
Gross expenses(b)	1.45%	1.37%	1.33%	1.34%	1.35%	1.43%
Net expenses(b)	1.30%	1.30%	1.29%	1.34%	1.15%	0.93%
Net investment income (loss)(b)	1.35%	3.67%	3.65%	1.91%	0.05%	0.12%
Supplemental Data:
Net assets, end of period (000’s)	$240,408	$251,771	$152,750	$56,286	$30,701	$45,786

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

137

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

138

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

139

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of June 30, 2008, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

140

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 26 active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 86 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

141

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

Other
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

142

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Bull	$84,705,390	$(277,433)	$—	$7,605,000	$—	$92,310,390	$(277,433)
ProFund VP Mid-Cap	—	(18,067)	—	1,231,000	(4,729)	1,231,000	(22,796)
ProFund VP Small-Cap	42,674,912	(45,711)	—	8,736,000	(87,334)	51,410,912	(133,045)
ProFund VP NASDAQ-100	36,586,201	(2,144)	—	866,000	—	37,452,201	(2,144)
ProFund VP Small-Cap Value	19,589,053	—	—	—	—	19,589,053	—
ProFund VP Asia 30	113,698,931	—	—	—	—	113,698,931	—
ProFund VP Europe 30	68,756,051	—	—	267,000	—	69,023,051	—
ProFund VP International	—	(4,552)	—	1,989,000	10,673	1,989,000	6,121
ProFund VP Emerging Markets	—	—	—	14,077,000	152,216	14,077,000	152,216
ProFund VP Japan	—	(863,278)	625	14,172,000	—	14,172,625	(863,278)
ProFund VP UltraSmall-Cap	7,806,386	(525,705)	—	7,370,000	(146,399)	15,176,386	(672,104)
ProFund VP Short Small-Cap	—	567,633	1,960	30,393,000	235,694	30,394,960	803,327
ProFund VP Short NASDAQ-100	—	57,791	388	18,996,000	181,272	18,996,388	239,063
ProFund VP Short International	—	—	—	560,000	(3,132)	560,000	(3,132)
ProFund VP Short Emerging Markets	—	—	—	1,864,000	(20,275)	1,864,000	(20,275)
ProFund VP Basic Materials	154,081,914	—	—	—	—	154,081,914	—
ProFund VP Consumer Services	1,867,719	—	—	28,000	—	1,895,719	—
ProFund VP Financials	26,097,471	—	—	—	—	26,097,471	—
ProFund VP Oil & Gas	229,048,693	—	—	—	—	229,048,693	—
ProFund VP Pharmaceuticals	6,757,745	—	—	1,000	(375)	6,758,745	(375)
ProFund VP Precious Metals	—	—	—	174,487,000	566,892	174,487,000	566,892
ProFund VP Telecommunications	18,963,105	—	—	1,000	(2,000)	18,964,105	(2,000)
ProFund VP Utilities	102,126,586	—	—	—	—	102,126,586	—
ProFund VP U.S. Government Plus	23,050,563	122,247	—	42,952,000	1,402,373	66,002,563	1,524,620
ProFund VP Falling U.S. Dollar	—	—	—	18,896,000	175,381	18,896,000	175,381
ProFund VP Money Market	—	—	—	244,688,000	—	244,688,000	—

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

143

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.30% of its average daily net assets.

144

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP areas follows:

	Expires	Expires	Expires	Expires
	12/31/08	04/30/10	04/30/11	04/30/12	Total

ProFund VP Bull	$—	$—	$—	$3,537	$3,537
ProFund VP Mid-Cap	—	—	1,004	—	1,004
ProFund VP NASDAQ-100	—	3,520	8,984	9,695	22,199
ProFund VP Small-Cap Value	—	4,722	40,042	9,373	54,137
ProFund VP Asia 30	—	—	—	1,755	1,755
ProFund VP Europe 30	—	—	—	1,082	1,082
ProFund VP International	—	—	471	92	563
ProFund VP Emerging Markets	—	—	107	—	107
ProFund VP Japan	—	5,380	—	325	5,705
ProFund VP UltraSmall-Cap	—	—	19,279	3,606	22,885
ProFund VP Short Small-Cap	—	—	—	605	605
ProFund VP Short NASDAQ-100	—	3,792	10,222	5,180	19,194
ProFund VP Short International	—	—	1,047	178	1,225
ProFund VP Short Emerging Markets	—	—	1,030	235	1,265
ProFund VP Basic Materials	—	4,956	21,735	17,848	44,539
ProFund VP Consumer Services	26,985	26,009	23,213	3,487	79,694
ProFund VP Financials	—	17,543	21,070	6,143	44,756
ProFund VP Oil & Gas	—	62,332	45,630	22,141	130,103
ProFund VP Pharmaceuticals	—	3,031	10,623	1,940	15,594
ProFund VP Precious Metals	—	—	22,547	4,055	26,602
ProFund VP Telecommunications	—	9,953	24,053	3,778	37,784
ProFund VP Utilities	—	27,384	50,239	20,780	98,403
ProFund VP U.S. Government Plus	—	—	36,984	9,484	46,468
ProFund VP Falling U.S. Dollar	—	—	1,045	4,466	5,511
ProFund VP Money Market	—	—	32,955	37,640	70,595

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$32,738
ProFund VP Mid-Cap	436
ProFund VP Small-Cap	14,757
ProFund VP NASDAQ-100	16,145
ProFund VP Small-Cap Value	7,303
ProFund VP Asia 30	39,602
ProFund VP Europe 30	21,981
ProFund VP International	248
ProFund VP Emerging Markets	1,844
ProFund VP Japan	4,342
ProFund VP UltraSmall-Cap	4,894
ProFund VP Short Small-Cap	7,718
ProFund VP Short NASDAQ-100	8,083
ProFund VP Short International	152
ProFund VP Short Emerging Markets	253
ProFund VP Basic Materials	32,829
ProFund VP Consumer Services	743
ProFund VP Financials	7,039
ProFund VP Oil & Gas	47,356
ProFund VP Pharmaceuticals	2,709
ProFund VP Precious Metals	46,764
ProFund VP Telecommunications	5,333
ProFund VP Utilities	28,454
ProFund VP U.S. Government Plus	23,891
ProFund VP Falling U.S. Dollar	3,604
ProFund VP Money Market	59,226

145

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

5.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

	Purchases	Sales

ProFund VP Bull	$170,722,267	$221,076,030
ProFund VP Small-Cap	17,901,288	35,454,874
ProFund VP NASDAQ-100	125,607,465	187,447,252
ProFund VP Small-Cap Value	46,106,617	55,137,718
ProFund VP Asia 30	166,565,681	262,656,517
ProFund VP Europe 30	96,698,275	147,056,095
ProFund VP UltraSmall-Cap	20,150,871	28,514,879
ProFund VP Basic Materials	161,353,972	134,283,120
ProFund VP Consumer Services	17,913,810	17,898,594
ProFund VP Financials	75,927,531	64,318,208
ProFund VP Oil & Gas	181,518,610	150,939,795
ProFund VP Pharmaceuticals	32,744,674	34,016,879
ProFund VP Telecommunications	58,254,345	57,070,159
ProFund VP Utilities	45,441,249	126,222,235

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$66,608,333	$72,158,116

6.	Investment Risks
Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

146

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	Total

ProFund VP Mid-Cap	$—	$—	$—	$—	$250,620	$250,620
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	3,476,760
ProFund VP International	—	—	—	—	591,470	591,470
ProFund VP Japan	—	—	—	1,864,158	5,078,524	6,942,682
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,323	11,800,659
ProFund VP Short Small Cap	—	34,822	423,868	7,270,343	2,926,943	10,655,976
ProFund VP Short NASDAQ-100	15,295,243	17,059,717	2,225,939	3,507,939	5,450,520	43,539,358
ProFund VP Short International	—	—	—	—	11,357	11,357
ProFund VP Short Emerging Markets	—	—	—	—	56,890	56,890
ProFund VP Basic Materials	—	—	—	142,610	—	142,610
ProFund VP Consumer Services	—	—	172,235	—	—	172,235
ProFund VP Pharmaceuticals	1,062,234	938,481	1,453,587	424,036	—	3,878,338
ProFund VP U.S. Government Plus	1,049,287	581,813	—	2,734,672	—	4,365,772

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP NASDAQ-100	$—	$9,225,557	$1,424,903	$6,628,365	$—	$17,278,825
ProFund VP Europe 30	7,993,723	5,807,241	3,450,241	3,425,937	—	20,677,142
ProFund VP Japan	—	436,173	92,208	—	—	528,381
ProFund VP UltraSmall-Cap	4,630,023	1,543,341	—	—	—	6,173,364
ProFund VP Short Small Cap	34,605	5,700	5,700	—	—	46,005

147

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Short NASDAQ-100	$—	$2,768,700	$4,652,572	$—	$—	$7,421,272
ProFund VP Basic Materials	—	376,680	125,560	—	—	502,240
ProFund VP Consumer Services	—	701,646	24,850	—	—	726,496
ProFund VP Financials	—	578,912	945,464	—	—	1,524,376
ProFund VP Oil & Gas	77,964	2,141,711	506,983	—	506,983	3,233,641
ProFund VP Precious Metals	—	2,383,608	764,478	—	—	3,148,086
ProFund VP Telecommunications	394,274	750,298	381,524	—	—	1,526,096
ProFund VP Utilities	339,817	2,287,980	731,393	226,080	—	3,585,270

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap	3,474,875	8,256,975	11,731,850
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Japan	2,406,260	—	2,406,260
ProFund VP UltraSmall-Cap	511,925	—	511,925
ProFund VP Short Small-Cap	1,250,161	—	1,250,161
ProFund VP Short NASDAQ-100	1,955,739	—	1,955,739
ProFund VP Basic Materials	321,148	—	321,148
ProFund VP Financials	349,425	—	349,425
ProFund VP Oil & Gas	—	4,283,910	4,283,910
ProFund VP Pharmaceuticals	216,589	—	216,589
ProFund VP Precious Metals	4,327,698	—	4,327,698
ProFund VP Telecommunications	445,711	154,688	600,399
ProFund VP Utilities	1,383,974	1,113,286	2,497,260
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Money Market	6,258,884	—	6,258,884

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$5,241,343	$14,654,605	$—	$—	$31,793,399	$51,689,347
ProFund VP Mid-Cap	8,867	—	—	(250,620)	(726)	(242,479)
ProFund VP Small-Cap	1,419,153	4,019,405	—	—	5,270,800	10,709,358
ProFund VP NASDAQ-100	—	—	—	(20,755,585)	17,167,186	(3,588,399)
ProFund VP Small-Cap Value	—	3,171,171	—	—	958,140	4,129,311
ProFund VP Asia 30	8,396,294	2,024,237	—	—	91,630,335	102,050,866
ProFund VP Europe 30	3,563,363	6,878,092	—	(20,677,142)	31,471,603	21,235,916
ProFund VP International	18,878	—	—	(591,470)	2,578	(570,014)
ProFund VP Emerging Markets	56,841	—	—	—	(21,762)	35,079
ProFund VP Japan	1,770,821	—	—	(7,471,063)	—	(5,700,242)
ProFund VP UltraSmall-Cap	261,358	—	—	(17,974,023)	459,241	(17,253,424)
ProFund VP Short Small-Cap	1,095,474	—	—	(10,701,981)	88,894	(9,517,613)
ProFund VP Short NASDAQ-100	1,032,789	—	—	(50,960,630)	102,007	(49,825,834)
ProFund VP Short International	1,891	—	—	(11,357)	(1,032)	(10,498)
ProFund VP Short Emerging Markets	1,800	—	—	(56,890)	989	(54,101)

148

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Basic Materials	$252,811	$—	$—	$(644,850)	$14,004,610	$13,612,571
ProFund VP Consumer Services	—	—	—	(898,731)	481,177	(417,554)
ProFund VP Financials	353,453	—	—	(1,524,376)	1,103,306	(67,617)
ProFund VP Oil & Gas	1,331,546	8,149,659	—	(3,233,641)	85,510,371	91,757,935
ProFund VP Pharmaceuticals	240,807	—	—	(3,878,338)	(184,027)	(3,821,558)
ProFund VP Precious Metals	13,399,391	—	—	(3,148,086)	4,024,190	14,275,495
ProFund VP Telecommunications	2,814,576	2,955,811	—	(1,526,096)	2,437,806	6,682,097
ProFund VP Utilities	1,582,797	1,576,054	—	(3,585,270)	33,755,389	33,328,970
ProFund VP U.S. Government Plus	240,371	—	(240,371)	(4,365,772)	3,112,319	(1,253,453)
ProFund VP Falling U.S. Dollar	6,942	3,588	—	—	—	10,530
ProFund VP Money Market	—	—	—	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$77,087,765	$17,041,120	$(1,818,495)	$15,222,625
ProFund VP Mid-Cap	1,231,000	—	—	—
ProFund VP Small-Cap	51,401,802	4,633,729	(4,624,619)	9,110
ProFund VP NASDAQ-100	27,886,052	9,733,176	(167,027)	9,566,149
ProFund VP Small-Cap Value	20,690,260	—	(1,101,207)	(1,101,207)
ProFund VP Asia 30	78,612,489	39,890,641	(4,804,199)	35,086,442
ProFund VP Europe 30	52,827,026	18,040,993	(1,844,968)	16,196,025
ProFund VP International	1,989,000	—	—	—
ProFund VP Emerging Markets	14,077,000	—	—	—
ProFund VP Japan	14,173,450	—	—	—
ProFund VP UltraSmall-Cap	15,259,295	149,539	(232,448)	(82,909)
ProFund VP Short Small-Cap	30,395,581	—	—	—
ProFund VP Short NASDAQ-100	18,996,561	—	—	—
ProFund VP Short International	560,000	—	—	—
ProFund VP Short Emerging Markets	1,864,000	—	—	—
ProFund VP Basic Materials	131,535,775	26,679,916	(4,133,777)	22,546,139
ProFund VP Consumer Services	1,644,660	265,451	(14,392)	251,059
ProFund VP Financials	33,535,968	3,258,279	(10,696,776)	(7,438,497)
ProFund VP Oil & Gas	131,531,538	97,994,929	(477,774)	97,517,155
ProFund VP Pharmaceuticals	8,096,566	—	(1,337,821)	(1,337,821)
ProFund VP Precious Metals	174,487,000	—	—	—
ProFund VP Telecommunications	22,727,221	—	(3,763,116)	(3,763,116)
ProFund VP Utilities	75,066,828	27,849,304	(789,546)	27,059,758
ProFund VP U.S. Government Plus	65,811,754	255,677	(64,868)	190,809
ProFund VP Falling U.S. Dollar	18,896,000	—	—	—
ProFund VP Money Market	244,688,000	—	—	—

149

PROFUNDS VP

Expense Example (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$875.40	$7.60	1.63%
ProFund VP Mid-Cap	1,000.00	943.50	7.78	1.61%
ProFund VP Small-Cap	1,000.00	906.90	7.73	1.63%
ProFund VP NASDAQ-100	1,000.00	877.00	7.61	1.63%
ProFund VP Small-Cap Value	1,000.00	903.50	7.71	1.63%
ProFund VP Asia 30	1,000.00	795.90	7.28	1.63%
ProFund VP Europe 30	1,000.00	914.40	7.76	1.63%
ProFund VP International	1,000.00	874.20	7.60	1.63%
ProFund VP Emerging Markets	1,000.00	926.80	7.76	1.62%
ProFund VP Japan	1,000.00	886.60	7.65	1.63%
ProFund VP UltraSmall-Cap	1,000.00	779.60	7.21	1.63%
ProFund VP Short Small-Cap	1,000.00	1,081.50	8.44	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,117.10	8.58	1.63%
ProFund VP Short International	1,000.00	1,118.10	8.58	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,022.50	8.20	1.63%
ProFund VP Basic Materials	1,000.00	1,096.50	8.50	1.63%
ProFund VP Consumer Services	1,000.00	877.10	7.61	1.63%
ProFund VP Financials	1,000.00	728.80	6.96	1.62%
ProFund VP Oil & Gas	1,000.00	1,098.70	8.51	1.63%
ProFund VP Pharmaceuticals	1,000.00	858.30	7.53	1.63%
ProFund VP Precious Metals	1,000.00	1,115.60	8.57	1.63%
ProFund VP Telecommunications	1,000.00	816.70	7.36	1.63%
ProFund VP Utilities	1,000.00	970.80	7.99	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,002.20	6.62	1.33%
ProFund VP Falling U.S. Dollar	1,000.00	1,060.30	8.35	1.63%
ProFund VP Money Market	1,000.00	1,006.60	6.49	1.30%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

150

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before xpenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Mid-Cap	1,000.00	1,016.86	8.07	1.61%
ProFund VP Small-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP NASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.76	8.17	1.63%
ProFund VP Asia 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Europe 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP International	1,000.00	1,016.76	8.17	1.63%
ProFund VP Emerging Markets	1,000.00	1,016.81	8.12	1.62%
ProFund VP Japan	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short Small-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short NASDAQ-100	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short International	1,000.00	1,016.76	8.17	1.63%
ProFund VP Short Emerging Markets	1,000.00	1,016.76	8.17	1.63%
ProFund VP Basic Materials	1,000.00	1,016.76	8.17	1.63%
ProFund VP Consumer Services	1,000.00	1,016.76	8.17	1.63%
ProFund VP Financials	1,000.00	1,016.81	8.12	1.62%
ProFund VP Oil & Gas	1,000.00	1,016.76	8.17	1.63%
ProFund VP Pharmaceuticals	1,000.00	1,016.76	8.17	1.63%
ProFund VP Precious Metals	1,000.00	1,016.76	8.17	1.63%
ProFund VP Telecommunications	1,000.00	1,016.76	8.17	1.63%
ProFund VP Utilities	1,000.00	1,016.76	8.17	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	6.67	1.33%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.76	8.17	1.63%
ProFund VP Money Market	1,000.00	1,018.40	6.52	1.30%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

151

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. PROFUNDS VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP
Financials
Health Care
Technology

Non-Equity ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
8	ProFund VP Large-Cap Growth
15	ProFund VP Small-Cap Value
23	ProFund VP Small-Cap Growth
30	ProFund VP Asia 30
35	ProFund VP Europe 30
40	ProFund VP Financials
46	ProFund VP Health Care
51	ProFund VP Technology
56	ProFund VP U.S. Government Plus
60	ProFund VP Rising Rates Opportunity

64	Notes to Financial Statements

75	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	5.2%
AT&T, Inc.	3.9%
Pfizer, Inc.	2.3%
J.P. Morgan Chase & Co.	2.3%
Bank of America Corp.	2.0%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	25%
Consumer Non-Cyclical	18%
Industrial	15%
Communications	12%
Utilities	8%
Consumer Cyclical	6%
Energy	6%
Technology	6%
Basic Materials	4%

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.9%)
	Shares	Value

3M Co.(^) (Miscellaneous Manufacturing)	1,518	$105,638
Abbott Laboratories (Pharmaceuticals)	6,072	321,634
ACE, Ltd.ADR (Insurance)	2,530	139,378
Advanced Micro Devices, Inc.* (Semiconductors)	3,542	20,650
Aetna, Inc. (Healthcare-Services)	1,771	71,779
Affiliated Computer Services, Inc.—Class A* (Computers)	253	13,533
AFLAC, Inc. (Insurance)	1,265	79,442
Agilent Technologies, Inc.* (Electronics)	2,277	80,925
Air Products & Chemicals, Inc. (Chemicals)	1,012	100,046
AK Steel Holding Corp. (Iron/Steel)	506	34,914
Alcoa, Inc. (Mining)	6,578	234,308
Allegheny Energy, Inc. (Electric)	1,012	50,711
Allegheny Technologies, Inc. (Iron/Steel)	506	29,996
Allergan, Inc. (Pharmaceuticals)	759	39,506
Allied Waste Industries, Inc.* (Environmental Control)	2,277	28,736
Allstate Corp. (Insurance)	4,554	207,617
Altera Corp. (Semiconductors)	1,012	20,948
Altria Group, Inc. (Agriculture)	16,445	338,109
Ameren Corp. (Electric)	1,518	64,105
American Capital Strategies, Ltd. (Investment Companies)	1,518	36,083
American Electric Power, Inc. (Electric)	3,036	122,138
American International Group, Inc. (Insurance)	10,879	287,858
American Tower Corp.* (Telecommunications)	2,277	96,203
Ameriprise Financial, Inc. (Diversified Financial Services)	1,771	72,027
AmerisourceBergen Corp. (Pharmaceuticals)	1,265	50,587
Anadarko Petroleum Corp. (Oil & Gas)	1,771	132,542
Analog Devices, Inc. (Semiconductors)	1,265	40,189
AON Corp. (Insurance)	1,265	58,114
Apartment Investment and Management Co.—Class A (REIT)	759	25,852
Applera Corp.—Applied Biosystems Group (Electronics)	506	16,941
Applied Materials, Inc. (Semiconductors)	7,084	135,234
Archer-Daniels-Midland Co. (Agriculture)	2,783	93,926
Ashland, Inc. (Chemicals)	506	24,389
Assurant, Inc. (Insurance)	759	50,064
AT&T, Inc. (Telecommunications)	47,311	1,593,908
Automatic Data Processing, Inc. (Software)	2,024	84,806
AutoNation, Inc.* (Retail)	1,012	10,140
Avalonbay Communities, Inc. (REIT)	506	45,115
Avery Dennison Corp. (Household Products/Wares)	759	33,343
Bank of America Corp. (Banks)	34,661	827,358
Bank of New York Mellon Corp. (Banks)	8,855	334,985
Baxter International, Inc. (Healthcare-Products)	2,024	129,415
BB&T Corp. (Banks)	4,301	97,934
Bemis Co., Inc. (Packaging & Containers)	759	17,017
Big Lots, Inc.* (Retail)	759	23,711
Boeing Co. (Aerospace/Defense)	3,289	216,153
Boston Properties, Inc. (REIT)	1,012	91,303
Boston Scientific Corp.* (Healthcare-Products)	4,301	52,859
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,433	316,839
Broadcom Corp.—Class A* (Semiconductors)	2,024	55,235
Brown-Forman Corp. (Beverages)	253	19,119
Burlington Northern Santa Fe Corp. (Transportation)	1,265	126,361
CA, Inc. (Software)	2,024	46,734
Capital One Financial Corp. (Diversified Financial Services)	3,036	115,398
Cardinal Health, Inc. (Pharmaceuticals)	2,783	143,547
Carnival Corp.—Class AADR (Leisure Time)	3,289	108,405
CBS Corp.—Class B (Media)	5,313	103,550
CenterPoint Energy, Inc. (Electric)	2,530	40,607
Centex Corp. (Home Builders)	1,012	13,530
CenturyTel, Inc. (Telecommunications)	759	27,013
ChevronTexaco Corp. (Oil & Gas)	7,084	702,237
Chubb Corp. (Insurance)	3,036	148,794
Ciena Corp.* (Telecommunications)	759	17,586
CIGNA Corp. (Insurance)	1,012	35,815
Cincinnati Financial Corp. (Insurance)	1,265	32,131
Cintas Corp. (Textiles)	506	13,414
CIT Group, Inc. (Diversified Financial Services)	1,518	10,338
Citigroup, Inc. (Diversified Financial Services)	40,986	686,925
Citizens Communications Co. (Telecommunications)	2,530	28,690
Clear Channel Communications, Inc. (Media)	3,795	133,584
CMS Energy Corp. (Electric)	1,771	26,388
Coca-Cola Co. (Beverages)	6,578	341,924
Coca-Cola Enterprises, Inc. (Beverages)	2,277	39,392
Comcast Corp.—Special Class A (Media)	24,035	455,944
Comerica, Inc. (Banks)	1,265	32,422

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Computer Sciences Corp.* (Computers)	1,265	$59,253
Compuware Corp.* (Software)	1,265	12,068
ConAgra Foods, Inc. (Food)	3,795	73,168
Consolidated Edison, Inc. (Electric)	2,024	79,118
Constellation Brands, Inc.* (Beverages)	759	15,074
Convergys Corp.* (Commercial Services)	1,012	15,038
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	759	29,981
Corning, Inc. (Telecommunications)	9,108	209,939
Costco Wholesale Corp. (Retail)	1,771	124,218
Covidien, Ltd.ADR (Healthcare-Products)	3,795	181,743
CSX Corp. (Transportation)	3,289	206,582
CVS Corp. (Retail)	4,301	170,191
D.R. Horton, Inc. (Home Builders)	2,277	24,705
Dean Foods Co.* (Food)	1,012	19,855
Deere & Co. (Machinery-Diversified)	1,265	91,244
Developers Diversified Realty Corp. (REIT)	1,012	35,127
Dillards, Inc.—Class A (Retail)	506	5,854
DIRECTV Group, Inc.* (Media)	3,289	85,218
Discover Financial Services (Diversified Financial Services)	1,771	23,324
Dominion Resources, Inc. (Electric)	4,554	216,269
Dover Corp. (Miscellaneous Manufacturing)	1,518	73,426
DTE Energy Co. (Electric)	1,265	53,687
Du Pont (Chemicals)	7,084	303,833
Duke Energy Corp. (Electric)	9,867	171,488
Dynegy, Inc.—Class A* (Electric)	3,795	32,447
E* TRADE Financial Corp.* (Diversified Financial Services)	3,289	10,327
Eastman Chemical Co. (Chemicals)	253	17,422
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,277	32,857
Eaton Corp. (Miscellaneous Manufacturing)	759	64,492
Edison International (Electric)	2,530	129,991
El Paso Corp. (Pipelines)	5,566	121,005
Electronic Data Systems Corp. (Computers)	4,048	99,743
Eli Lilly & Co. (Pharmaceuticals)	5,060	233,570
Embarq Corp. (Telecommunications)	1,265	59,797
EMC Corp.* (Computers)	8,602	126,363
Emerson Electric Co. (Electrical Components & Equipment)	3,289	162,641
Ensco International, Inc. (Oil & Gas)	506	40,854
Entergy Corp. (Electric)	1,518	182,889
Equity Residential Properties Trust (REIT)	2,024	77,458
Exelon Corp. (Electric)	5,060	455,198
Family Dollar Stores, Inc. (Retail)	506	10,090
Fannie Mae (Diversified Financial Services)	4,554	88,849
FedEx Corp. (Transportation)	1,012	79,735
Fidelity National Information Services, Inc. (Software)	506	18,676
Fifth Third Bancorp (Banks)	4,048	41,209
First Horizon National Corp. (Banks)	1,012	7,519
FirstEnergy Corp. (Electric)	2,277	187,465
Fluor Corp. (Engineering & Construction)	253	47,078
Ford Motor Co.* (Auto Manufacturers)	17,457	83,968
Fortune Brands, Inc. (Household Products/Wares)	506	31,579
FPL Group, Inc. (Electric)	3,289	215,693
Freddie Mac (Diversified Financial Services)	5,060	82,984
Gannett Co., Inc. (Media)	1,771	38,378
General Electric Co. (Miscellaneous Manufacturing)	78,430	2,093,297
General Growth Properties, Inc. (REIT)	2,024	70,901
General Mills, Inc. (Food)	1,518	92,249
General Motors Corp. (Auto Manufacturers)	4,301	49,462
Genuine Parts Co. (Distribution/Wholesale)	1,265	50,195
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,542	63,083
Goodrich Corp. (Aerospace/Defense)	506	24,015
Hartford Financial Services Group, Inc. (Insurance)	2,530	163,362
Hasbro, Inc. (Toys/Games/Hobbies)	1,265	45,186
HCP, Inc. (REIT)	1,518	48,288
Heinz (H.J.) Co. (Food)	2,530	121,060
Hercules, Inc. (Chemicals)	506	8,567
Hess Corp. (Oil & Gas)	1,012	127,704
Hewlett-Packard Co. (Computers)	10,626	469,775
Home Depot, Inc. (Retail)	6,578	154,057
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,795	190,813
Host Marriott Corp. (REIT)	4,048	55,255
Hudson City Bancorp, Inc. (Savings & Loans)	2,024	33,760
Humana, Inc.* (Healthcare-Services)	506	20,124
Huntington Bancshares, Inc. (Banks)	2,783	16,058
IAC/InterActiveCorp* (Internet)	1,518	29,267
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,518	72,120
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,265	47,349
Integrys Energy Group, Inc. (Electric)	506	25,720
Intel Corp. (Semiconductors)	19,734	423,886
International Business Machines Corp. (Computers)	3,036	359,857
International Flavors & Fragrances, Inc. (Chemicals)	253	9,882
International Paper Co. (Forest Products & Paper)	3,289	76,634
Interpublic Group of Cos., Inc.* (Advertising)	3,795	32,637
J.C. Penney Co., Inc. (Retail)	1,771	64,270
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,818	920,126
Jabil Circuit, Inc. (Electronics)	1,518	24,910
Janus Capital Group, Inc. (Diversified Financial Services)	759	20,091
JDS Uniphase Corp.* (Telecommunications)	1,265	14,370
Johnson Controls, Inc. (Auto Parts & Equipment)	2,277	65,304
Jones Apparel Group, Inc. (Apparel)	759	10,436
Juniper Networks, Inc.* (Telecommunications)	2,024	44,892
KB Home (Home Builders)	506	8,567
KeyCorp (Banks)	3,036	33,335
Kimberly-Clark Corp. (Household Products/Wares)	1,771	105,870
Kimco Realty Corp. (REIT)	2,024	69,868
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,024	21,191
KLA-Tencor Corp. (Semiconductors)	759	30,899
Kraft Foods, Inc. (Food)	12,144	345,497
Kroger Co. (Food)	5,313	153,386
Legg Mason, Inc. (Diversified Financial Services)	506	22,046
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,265	21,214
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,313	105,251
Lennar Corp.—Class A (Home Builders)	1,012	12,488
Limited, Inc. (Retail)	2,530	42,631
Lincoln National Corp. (Insurance)	2,024	91,728
Linear Technology Corp. (Semiconductors)	759	24,721
Liz Claiborne, Inc. (Apparel)	759	10,740
Loews Corp. (Insurance)	3,542	166,120
Lorillard, Inc.* (Agriculture)	759	52,492
LSI Logic Corp.* (Semiconductors)	5,566	34,175
M&T Bank Corp. (Banks)	506	35,693
Macy’s, Inc. (Retail)	3,289	63,872
Manitowoc Co. (Machinery-Diversified)	253	8,230
Marathon Oil Corp. (Oil & Gas)	2,277	118,108
Marriott International, Inc.—Class A (Lodging)	1,012	26,555
Marsh & McLennan Cos., Inc. (Insurance)	4,048	107,474
Marshall & Ilsley Corp. (Banks)	2,024	31,028
Masco Corp. (Building Materials)	2,783	43,777
Massey Energy Co. (Coal)	506	47,438

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Mattel, Inc. (Toys/Games/Hobbies)	2,783	$47,645
MBIA, Inc. (Insurance)	1,771	7,775
McCormick & Co., Inc. (Food)	506	18,044
McDonald’s Corp. (Retail)	4,807	270,250
McKesson Corp. (Commercial Services)	2,277	127,307
MeadWestvaco Corp. (Forest Products & Paper)	1,518	36,189
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,530	119,416
Merck & Co., Inc. (Pharmaceuticals)	11,132	419,565
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,590	240,679
MetLife, Inc. (Insurance)	5,819	307,069
MGIC Investment Corp. (Insurance)	253	1,546
Microchip Technology, Inc. (Semiconductors)	1,771	54,086
Micron Technology, Inc.* (Semiconductors)	5,819	34,914
Millipore Corp.* (Biotechnology)	253	17,169
Molex, Inc. (Electrical Components & Equipment)	1,012	24,703
Molson Coors Brewing Co.—Class B (Beverages)	1,012	54,982
Monsanto Co. (Agriculture)	2,024	255,915
Monster Worldwide, Inc.* (Internet)	759	15,643
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,349	301,148
Mylan Laboratories, Inc.* (Pharmaceuticals)	759	9,161
Nabors Industries, Ltd.ADR* (Oil & Gas)	506	24,910
National City Corp. (Banks)	5,060	24,136
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,012	89,785
Newell Rubbermaid, Inc. (Housewares)	2,277	38,231
Newmont Mining Corp. (Mining)	1,771	92,375
News Corp.—Class A (Media)	9,361	140,789
Nicor, Inc. (Gas)	253	10,775
NiSource, Inc. (Electric)	2,024	36,270
Noble Corp.ADR (Oil & Gas)	759	49,305
Noble Energy, Inc. (Oil & Gas)	759	76,325
Nordstrom, Inc. (Retail)	506	15,332
Norfolk Southern Corp. (Transportation)	3,036	190,266
Northern Trust Corp. (Banks)	759	52,045
Northrop Grumman Corp. (Aerospace/Defense)	2,530	169,257
Novell, Inc.* (Software)	1,771	10,431
Novellus Systems, Inc.* (Semiconductors)	506	10,722
Occidental Petroleum Corp. (Oil & Gas)	2,530	227,346
Office Depot, Inc.* (Retail)	2,024	22,143
PACCAR, Inc. (Auto Manufacturers)	1,012	42,332
Pall Corp. (Miscellaneous Manufacturing)	506	20,078
Parker Hannifin Corp. (Miscellaneous Manufacturing)	506	36,088
Paychex, Inc. (Commercial Services)	1,012	31,655
Peabody Energy Corp. (Coal)	1,012	89,107
Pepco Holdings, Inc. (Electric)	1,518	38,937
PerkinElmer, Inc. (Electronics)	759	21,138
Pfizer, Inc. (Pharmaceuticals)	53,383	932,601
PG&E Corp. (Electric)	2,783	110,457
Philip Morris International, Inc. (Commercial Services)	10,373	512,322
Pinnacle West Capital Corp. (Electric)	759	23,354
Plum Creek Timber Co., Inc. (Forest Products & Paper)	759	32,417
PNC Financial Services Group (Banks)	2,783	158,909
PPG Industries, Inc. (Chemicals)	1,265	72,573
PPL Corp. (Electric)	2,783	145,467
Praxair, Inc. (Chemicals)	759	71,528
Precision Castparts Corp. (Metal Fabricate/Hardware)	506	48,763
Principal Financial Group, Inc. (Insurance)	1,265	53,092
Procter & Gamble Co. (Cosmetics/Personal Care)	7,843	476,933
Progress Energy, Inc. (Electric)	2,024	84,664
ProLogis (REIT)	1,265	68,753
Prudential Financial, Inc. (Insurance)	2,024	120,914
Public Service Enterprise Group, Inc. (Electric)	4,048	185,925
Public Storage, Inc. (REIT)	1,012	81,759
Pulte Homes, Inc. (Home Builders)	759	7,309
Qwest Communications International, Inc. (Telecommunications)	12,144	47,726
R.R. Donnelley & Sons Co. (Commercial Services)	1,771	52,581
RadioShack Corp. (Retail)	506	6,209
Range Resources Corp. (Oil & Gas)	506	33,163
Raytheon Co. (Aerospace/Defense)	3,289	185,105
Regions Financial Corp. (Banks)	5,313	57,965
Reynolds American, Inc. (Agriculture)	1,265	59,038
Robert Half International, Inc. (Commercial Services)	759	18,193
Rohm & Haas Co. (Chemicals)	1,012	46,997
Rowan Cos., Inc. (Oil & Gas)	759	35,483
Ryder System, Inc. (Transportation)	506	34,853
Safeway, Inc. (Food)	3,542	101,124
Sara Lee Corp. (Food)	5,566	68,183
Schering-Plough Corp. (Pharmaceuticals)	8,602	169,373
Scripps Networks Interactive—Class A*(a) (Entertainment)	506	19,405
Sealed Air Corp. (Packaging & Containers)	1,265	24,048
Sempra Energy (Gas)	2,024	114,255
Sherwin-Williams Co. (Chemicals)	253	11,620
Simon Property Group, Inc. (REIT)	1,771	159,195
Snap-on, Inc. (Hand/Machine Tools)	506	26,317
Southern Co. (Electric)	5,819	203,199
Southwest Airlines Co. (Airlines)	5,819	75,880
Sovereign Bancorp, Inc. (Savings & Loans)	2,783	20,483
Spectra Energy Corp. (Pipelines)	5,060	145,424
Sprint Corp. (Telecommunications)	22,264	211,508
Staples, Inc. (Retail)	1,771	42,061
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	759	30,413
State Street Corp. (Banks)	1,518	97,137
Sun Microsystems, Inc.* (Computers)	6,578	71,569
SunTrust Banks, Inc. (Banks)	2,783	100,800
SuperValu, Inc. (Food)	1,771	54,706
Sysco Corp. (Food)	2,024	55,680
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,012	57,148
Target Corp. (Retail)	2,783	129,382
TECO Energy, Inc. (Electric)	1,771	38,059
Tellabs, Inc.* (Telecommunications)	3,542	16,470
Tenet Healthcare Corp.* (Healthcare-Services)	3,795	21,100
Teradata Corp.* (Computers)	759	17,563
Teradyne, Inc.* (Semiconductors)	1,265	14,004
Tesoro Petroleum Corp. (Oil & Gas)	506	10,004
Texas Instruments, Inc. (Semiconductors)	4,554	128,241
Textron, Inc. (Miscellaneous Manufacturing)	1,265	60,631
The Charles Schwab Corp. (Diversified Financial Services)	4,048	83,146
The Dow Chemical Co. (Chemicals)	7,337	256,135
The Gap, Inc. (Retail)	1,518	25,305
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,012	176,999
The New York Times Co.—Class A (Media)	1,012	15,575
The Stanley Works (Hand/Machine Tools)	759	34,026
The Travelers Companies, Inc. (Insurance)	5,060	219,604
The Williams Cos., Inc. (Pipelines)	4,554	183,572
Thermo Electron Corp.* (Electronics)	1,771	98,698
Tiffany & Co. (Retail)	506	20,620
Time Warner, Inc. (Media)	28,336	419,373
Torchmark Corp. (Insurance)	253	14,838
Tyco Electronics, Ltd.ADR (Electronics)	3,795	135,937
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,795	151,952
Tyson Foods, Inc.—Class A (Food)	2,024	30,239
U.S. Bancorp (Banks)	13,409	373,977

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Union Pacific Corp. (Transportation)	4,048	$305,624
Unisys Corp.* (Computers)	2,783	10,993
United Parcel Service, Inc.—Class B (Transportation)	3,542	217,727
United Technologies Corp. (Aerospace/Defense)	2,783	171,711
UnumProvident Corp. (Insurance)	2,783	56,912
V.F. Corp. (Apparel)	759	54,026
VeriSign, Inc.* (Internet)	1,012	38,254
Verizon Communications, Inc. (Telecommunications)	22,517	797,102
Viacom, Inc.—Class B* (Media)	3,036	92,719
Vornado Realty Trust (REIT)	1,012	89,056
Vulcan Materials Co. (Building Materials)	506	30,249
W.W. Grainger, Inc. (Distribution/Wholesale)	253	20,695
Wachovia Corp. (Banks)	16,698	259,320
Wal-Mart Stores, Inc. (Retail)	7,843	440,777
Walgreen Co. (Retail)	2,530	82,250
Walt Disney Co. (Media)	8,602	268,382
Washington Mutual, Inc. (Savings & Loans)	6,831	33,677
Washington Post Co.—Class B (Media)	253	148,486
Waste Management, Inc. (Environmental Control)	4,048	152,650
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	506	13,748
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,024	100,370
WellPoint, Inc.* (Healthcare-Services)	2,277	108,522
Wells Fargo & Co. (Banks)	25,806	612,892
Wendy’s International, Inc. (Retail)	759	20,660
Weyerhaeuser Co. (Forest Products & Paper)	1,518	77,631
Whirlpool Corp. (Home Furnishings)	506	31,235
Whole Foods Market, Inc. (Food)	506	11,987
Windstream Corp. (Telecommunications)	3,795	46,830
Wyeth (Pharmaceuticals)	3,289	157,740
Wyndham Worldwide Corp. (Lodging)	1,265	22,656
Xcel Energy, Inc. (Electric)	3,289	66,010
Xerox Corp. (Office/Business Equipment)	2,277	30,876
Xilinx, Inc. (Semiconductors)	1,012	25,553
XL Capital, Ltd.—Class AADR (Insurance)	1,518	31,210
Zions Bancorp (Banks)	759	23,901

TOTAL COMMON STOCKS
(Cost $37,738,823)		40,513,573

TOTAL INVESTMENT SECURITIES
(Cost $37,738,823)—99.9%		40,513,573
Net other assets (liabilities)—0.1%		30,780

NET ASSETS—100.0%		$40,544,353

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Large-Cap Value’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.8%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	7.7%
Beverages	1.0%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.2%
Coal	0.3%
Commercial Services	1.8%
Computers	2.9%
Cosmetics/Personal Care	1.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	7.7%
Electric	7.6%
Electrical Components & Equipment	0.5%
Electronics	0.9%
Engineering & Construction	0.1%
Entertainment	NM
Environmental Control	0.5%
Food	2.9%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare-Products	0.8%
Healthcare-Services	0.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	5.7%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.2%
Media	4.6%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	7.8%
Office/Business Equipment	0.1%
Oil & Gas	3.9%
Oil & Gas Services	0.4%
Packaging & Containers	0.1%
Pharmaceuticals	7.3%
Pipelines	1.2%
REIT	2.3%
Retail	4.5%
Savings & Loans	0.3%
Semiconductors	2.6%
Software	0.3%
Telecommunications	7.7%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

4

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $37,738,823)	$40,513,573
Dividends and interest receivable	94,865
Receivable for capital shares issued	1,100
Receivable for investments sold	990,734
Prepaid expenses	397

Total Assets	41,600,669

Liabilities:
Cash overdraft	20,196
Payable for investments purchased	55,618
Payable for capital shares redeemed	915,124
Advisory fees payable	21,281
Management services fees payable	2,838
Administration fees payable	1,218
Administrative services fees payable	12,747
Distribution fees payable	9,797
Trustee fees payable	3
Transfer agency fees payable	3,222
Fund accounting fees payable	2,078
Compliance services fees payable	461
Other accrued expenses	11,733

Total Liabilities	1,056,316

Net Assets	$40,544,353

Net Assets consist of:
Capital	$39,191,617
Accumulated net investment income (loss)	1,256,856
Accumulated net realized gains (losses) on investments	(2,678,870)
Net unrealized appreciation (depreciation) on investments	2,774,750

Net Assets	$40,544,353

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,301,856

Net Asset Value (offering and redemption price per share)	$31.14

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$786,786
Interest	931

Total Investment Income	787,717

Expenses:
Advisory fees	195,687
Management services fees	39,138
Administration fees	7,283
Transfer agency fees	8,894
Administrative services fees	89,601
Distribution fees	65,229
Custody fees	15,076
Fund accounting fees	13,285
Trustee fees	387
Other fees	17,050

Total Gross Expenses before reductions	451,630
Less Expenses reduced by the Advisor	(26,335)

Total Net Expenses	425,295

Net Investment Income (Loss)	362,422

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(3,692,802)
Change in net unrealized appreciation/depreciation on investments	(6,866,095)

Net Realized and Unrealized Gains (Losses) on Investments	(10,558,897)

Change in Net Assets Resulting from Operations	$(10,196,475)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$362,422	$894,434
Net realized gains (losses) on investments	(3,692,802)	5,839,020
Change in net unrealized appreciation/depreciation on investments	(6,866,095)	(5,879,431)

Change in net assets resulting from operations	(10,196,475)	854,023

Distributions to Shareholders From:
Net investment income	—	(581,367)
Net realized gains on investments	—	(5,135,429)

Change in net assets resulting from distributions	—	(5,716,796)

Capital Transactions:
Proceeds from shares issued	55,518,394	316,994,736
Dividends reinvested	—	5,716,796
Value of shares redeemed	(75,714,687)	(403,695,562)

Change in net assets resulting from capital transactions	(20,196,293)	(80,984,030)

Change in net assets	(30,392,768)	(85,846,803)
Net Assets:
Beginning of period	70,937,121	156,783,924

End of period	$40,544,353	$70,937,121

Accumulated net investment income (loss)	$1,256,856	$894,434

Share Transactions:
Issued	1,585,649	7,782,301
Reinvested	—	147,644
Redeemed	(2,178,848)	(9,952,252)

Change in shares	(593,199)	(2,022,307)

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the period May 3, 2004 through Dec. 31, 2004(a)

Net Asset Value, Beginning of Period	$37.43		$40.02	$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.24		0.32	0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	(6.53)		(0.16)	6.09	0.94	3.48

Total income (loss) from investment activities	(6.29)		0.16	6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.28)	(0.06)	— (c)	—
Net realized gains on investments	—		(2.47)	(0.51)	(0.29)	—

Total distributions	—		(2.75)	(0.57)	(0.29)	—

Net Asset Value, End of Period	$31.14		$37.43	$40.02	$34.26	$33.48

Total Return	(16.80	)%(d)	0.15%	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.72%	1.74%	2.00%	2.04%
Net expenses(e)	1.63%		1.63%	1.70%	1.98%	1.98%
Net investment income (loss)(e)	1.39%		0.77%	0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$40,544		$70,937	$156,784	$79,122	$4,922
Portfolio turnover rate(f)	92	%(d)	250%	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.9%
Microsoft Corp.	3.6%
Johnson & Johnson	3.0%
ConocoPhillips	2.5%
Apple Computer, Inc.	2.5%

S&P 500/Citigroup Growth Index - Composition
% of Index

Energy	25%
Consumer Non-Cyclical	24%
Technology	16%
Communications	9%
Industrial	9%
Consumer Cyclical	8%
Financial	5%
Basic Materials	3%
Utilities	1%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.8%)
	Shares	Value

3M Co.(^) (Miscellaneous Manufacturing)	4,589	$319,349
Abbott Laboratories (Pharmaceuticals)	7,060	373,968
Abercrombie & Fitch Co.—Class A (Retail)	706	44,252
Adobe Systems, Inc.* (Software)	5,295	208,570
Advanced Micro Devices, Inc.* (Semiconductors)	1,412	8,232
Aetna, Inc. (Healthcare-Services)	2,471	100,150
Affiliated Computer Services, Inc.—Class A* (Computers)	706	37,764
AFLAC, Inc. (Insurance)	2,824	177,347
Agilent Technologies, Inc.* (Electronics)	1,059	37,637
Air Products & Chemicals, Inc. (Chemicals)	706	69,795
AK Steel Holding Corp. (Iron/Steel)	353	24,357
Akamai Technologies, Inc.* (Internet)	1,412	49,123
Allegheny Energy, Inc. (Electric)	353	17,689
Allegheny Technologies, Inc. (Iron/Steel)	353	20,926
Allergan, Inc. (Pharmaceuticals)	1,765	91,868
Altera Corp. (Semiconductors)	1,765	36,536
Amazon.com, Inc.* (Internet)	2,824	207,084
American Express Co. (Diversified Financial Services)	10,590	398,925
American International Group, Inc. (Insurance)	12,002	317,573
American Tower Corp.* (Telecommunications)	1,059	44,743
Amgen, Inc.* (Biotechnology)	9,884	466,129
Anadarko Petroleum Corp. (Oil & Gas)	2,118	158,511
Analog Devices, Inc. (Semiconductors)	1,412	44,859
Anheuser-Busch Cos., Inc. (Beverages)	6,707	416,639
AON Corp. (Insurance)	1,059	48,650
Apache Corp. (Oil & Gas)	3,177	441,603
Apollo Group, Inc.—Class A* (Commercial Services)	1,412	62,495
Apple Computer, Inc.* (Computers)	8,119	1,359,445
Applera Corp.—Applied Biosystems Group (Electronics)	1,059	35,455
Applied Materials, Inc. (Semiconductors)	4,236	80,865
Archer-Daniels-Midland Co. (Agriculture)	2,471	83,396
Autodesk, Inc.* (Software)	2,118	71,610
Automatic Data Processing, Inc. (Software)	2,471	103,535
AutoZone, Inc.* (Retail)	353	42,717
Avon Products, Inc. (Cosmetics/Personal Care)	3,883	139,866
Baker Hughes, Inc. (Oil & Gas Services)	2,824	246,648
Ball Corp. (Packaging & Containers)	1,059	50,557
Bard (C.R.), Inc. (Healthcare-Products)	1,059	93,139
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,059	47,740
Baxter International, Inc. (Healthcare-Products)	3,530	225,708
Becton, Dickinson & Co. (Healthcare-Products)	2,118	172,193
Bed Bath & Beyond, Inc.* (Retail)	2,471	69,435
Best Buy Co., Inc. (Retail)	3,177	125,809
Biogen Idec, Inc.* (Biotechnology)	2,824	157,833
BJ Services Co. (Oil & Gas Services)	2,824	90,199
Black & Decker Corp. (Hand/Machine Tools)	706	40,602
BMC Software, Inc.* (Software)	1,765	63,540
Boeing Co. (Aerospace/Defense)	3,177	208,792
Boston Scientific Corp.* (Healthcare-Products)	7,060	86,767
Broadcom Corp.—Class A* (Semiconductors)	1,765	48,167
Brown-Forman Corp. (Beverages)	353	26,676
Burlington Northern Santa Fe Corp. (Transportation)	1,412	141,045
C.H. Robinson Worldwide, Inc. (Transportation)	1,412	77,434
CA, Inc. (Software)	1,412	32,603
Cabot Oil & Gas Corp. (Oil & Gas)	1,059	71,726
Cameron International Corp.* (Oil & Gas Services)	2,118	117,231
Campbell Soup Co. (Food)	2,118	70,868
Caterpillar, Inc. (Machinery-Construction & Mining)	5,648	416,935
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,765	33,888
Celgene Corp.* (Biotechnology)	3,530	225,461
Chesapeake Energy Corp. (Oil & Gas)	4,236	279,407
ChevronTexaco Corp. (Oil & Gas)	10,943	1,084,780
CIGNA Corp. (Insurance)	1,412	49,971
Cintas Corp. (Textiles)	706	18,716
Cisco Systems, Inc.* (Telecommunications)	55,421	1,289,092
Citrix Systems, Inc.* (Software)	1,765	51,909
Clorox Co. (Household Products/Wares)	1,412	73,706
CME Group, Inc. (Diversified Financial Services)	353	135,266
Coach, Inc.* (Apparel)	3,530	101,946
Coca-Cola Co. (Beverages)	10,590	550,468
Cognizant Technology Solutions Corp.* (Computers)	2,824	91,808
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,589	317,100
Compuware Corp.* (Software)	1,412	13,470
ConocoPhillips (Oil & Gas)	14,473	1,366,106
CONSOL Energy, Inc. (Coal)	1,765	198,333
Constellation Brands, Inc.* (Beverages)	706	14,021
Constellation Energy Group, Inc. (Electric)	1,765	144,907
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	706	27,887
Corning, Inc. (Telecommunications)	3,883	89,503

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Costco Wholesale Corp. (Retail)	1,765	$123,797
Coventry Health Care, Inc.* (Healthcare-Services)	1,412	42,953
Cummins, Inc. (Machinery-Diversified)	2,118	138,771
CVS Corp. (Retail)	8,472	335,237
Danaher Corp. (Miscellaneous Manufacturing)	2,471	191,008
Darden Restaurants, Inc. (Retail)	1,412	45,099
Deere & Co. (Machinery-Diversified)	2,471	178,233
Dell, Inc.* (Computers)	18,709	409,353
Devon Energy Corp. (Oil & Gas)	4,236	508,998
DIRECTV Group, Inc.* (Media)	2,471	64,024
Discover Financial Services (Diversified Financial Services)	2,471	32,543
Eastman Chemical Co. (Chemicals)	353	24,308
Eaton Corp. (Miscellaneous Manufacturing)	706	59,989
eBay, Inc.* (Internet)	10,237	279,777
Ecolab, Inc. (Chemicals)	1,765	75,877
Electronic Arts, Inc.* (Software)	2,824	125,470
Eli Lilly & Co. (Pharmaceuticals)	3,177	146,650
EMC Corp.* (Computers)	8,825	129,639
Emerson Electric Co. (Electrical Components & Equipment)	3,530	174,559
Ensco International, Inc. (Oil & Gas)	706	57,002
EOG Resources, Inc. (Oil & Gas)	2,118	277,882
Equifax, Inc. (Commercial Services)	1,059	35,604
Expedia, Inc.* (Internet)	1,765	32,441
Expeditors International of Washington, Inc. (Transportation)	2,118	91,074
Express Scripts, Inc.* (Pharmaceuticals)	2,471	154,981
Exxon Mobil Corp. (Oil & Gas)	49,773	4,386,495
Family Dollar Stores, Inc. (Retail)	706	14,078
Fannie Mae (Diversified Financial Services)	3,883	75,757
Federated Investors, Inc.—Class B (Diversified Financial Services)	706	24,301
FedEx Corp. (Transportation)	1,765	139,064
Fidelity National Information Services, Inc. (Software)	706	26,058
Fiserv, Inc.* (Software)	1,412	64,062
Fluor Corp. (Engineering & Construction)	353	65,686
Forest Laboratories, Inc.* (Pharmaceuticals)	2,824	98,106
Fortune Brands, Inc. (Household Products/Wares)	706	44,061
Franklin Resources, Inc. (Diversified Financial Services)	1,412	129,410
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,530	413,681
GameStop Corp.—Class A* (Retail)	1,412	57,045
General Dynamics Corp. (Aerospace/Defense)	3,530	297,226
General Mills, Inc. (Food)	1,412	85,807
Genzyme Corp.* (Biotechnology)	2,471	177,961
Gilead Sciences, Inc.* (Pharmaceuticals)	8,472	448,592
Goodrich Corp. (Aerospace/Defense)	353	16,753
Google, Inc.—Class A* (Internet)	2,118	1,114,958
H & R Block, Inc. (Commercial Services)	2,824	60,434
Halliburton Co. (Oil & Gas Services)	8,119	430,875
Harley-Davidson, Inc. (Leisure Time)	2,118	76,799
Harman International Industries, Inc. (Home Furnishings)	706	29,221
Hercules, Inc. (Chemicals)	353	5,976
Hess Corp. (Oil & Gas)	1,412	178,180
Hewlett-Packard Co. (Computers)	10,943	483,790
Home Depot, Inc. (Retail)	7,766	181,880
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,471	124,242
Hospira, Inc.* (Pharmaceuticals)	1,412	56,635
Hudson City Bancorp, Inc. (Savings & Loans)	2,471	41,216
Humana, Inc.* (Healthcare-Services)	1,059	42,116
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,118	100,626
IMS Health, Inc. (Software)	1,765	41,125
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,059	39,638
Intel Corp. (Semiconductors)	30,358	652,090
IntercontinentalExchange, Inc.* (Diversified Financial Services)	706	80,484
International Business Machines Corp. (Computers)	8,825	1,046,027
International Flavors & Fragrances, Inc. (Chemicals)	353	13,788
International Game Technology (Entertainment)	2,824	70,544
Intuit, Inc.* (Software)	3,177	87,590
Intuitive Surgical, Inc.* (Healthcare-Products)	353	95,098
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,765	111,777
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,059	85,461
Janus Capital Group, Inc. (Diversified Financial Services)	706	18,688
JDS Uniphase Corp.* (Telecommunications)	353	4,010
Johnson & Johnson (Healthcare-Products)	26,122	1,680,690
Johnson Controls, Inc. (Auto Parts & Equipment)	2,824	80,992
Juniper Networks, Inc.* (Telecommunications)	2,471	54,807
Kellogg Co. (Food)	2,471	118,657
Kimberly-Clark Corp. (Household Products/Wares)	1,765	105,512
KLA-Tencor Corp. (Semiconductors)	706	28,741
Kohls Corp.* (Retail)	2,824	113,073
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,059	96,231
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,059	73,738
Legg Mason, Inc. (Diversified Financial Services)	706	30,760
Leucadia National Corp. (Holding Companies-Diversified)	1,412	66,279
Lexmark International, Inc.—Class A* (Computers)	706	23,602
Linear Technology Corp. (Semiconductors)	1,059	34,492
Lockheed Martin Corp. (Aerospace/Defense)	3,177	313,443
Lorillard, Inc.* (Agriculture)	706	48,827
Lowe’s Cos., Inc. (Retail)	13,414	278,341
Manitowoc Co. (Machinery-Diversified)	706	22,966
Marathon Oil Corp. (Oil & Gas)	3,883	201,411
Marriott International, Inc.—Class A (Lodging)	1,765	46,314
McCormick & Co., Inc. (Food)	706	25,176
McDonald’s Corp. (Retail)	5,295	297,685
McGraw-Hill Cos., Inc. (Media)	3,177	127,461
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,118	99,970
Medtronic, Inc. (Healthcare-Products)	10,237	529,765
MEMC Electronic Materials, Inc.* (Semiconductors)	2,118	130,342
Merck & Co., Inc. (Pharmaceuticals)	6,707	252,787
Meredith Corp. (Media)	353	9,986
MGIC Investment Corp. (Insurance)	353	2,157
Microsoft Corp. (Software)	73,424	2,019,894
Millipore Corp.* (Biotechnology)	353	23,955
Monsanto Co. (Agriculture)	2,471	312,433
Monster Worldwide, Inc.* (Internet)	353	7,275
Moody’s Corp. (Commercial Services)	2,118	72,944
Motorola, Inc. (Telecommunications)	20,827	152,870
Murphy Oil Corp. (Oil & Gas)	1,765	173,058
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,765	21,304
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,765	86,891
National Semiconductor Corp. (Semiconductors)	2,118	43,504
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,118	187,909
NetApp, Inc.* (Computers)	3,177	68,814
Newmont Mining Corp. (Mining)	2,118	110,475
News Corp.—Class A (Media)	10,237	153,965
NIKE, Inc.—Class B (Apparel)	3,530	210,423
Noble Corp.ADR (Oil & Gas)	1,412	91,724
Noble Energy, Inc. (Oil & Gas)	706	70,995
Nordstrom, Inc. (Retail)	1,059	32,088
Northern Trust Corp. (Banks)	706	48,410
See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Novell, Inc.* (Software)	1,059	$6,238
Novellus Systems, Inc.* (Semiconductors)	353	7,480
Nucor Corp. (Iron/Steel)	2,471	184,510
NVIDIA Corp.* (Semiconductors)	4,942	92,514
NYSE Euronext (Diversified Financial Services)	2,471	125,181
Occidental Petroleum Corp. (Oil & Gas)	4,589	412,368
Omnicom Group, Inc. (Advertising)	2,824	126,741
Oracle Corp.* (Software)	36,006	756,126
PACCAR, Inc. (Auto Manufacturers)	2,118	88,596
Pactiv Corp.* (Packaging & Containers)	1,059	22,483
Pall Corp. (Miscellaneous Manufacturing)	706	28,014
Parker Hannifin Corp. (Miscellaneous Manufacturing)	706	50,352
Patterson Cos., Inc.* (Healthcare-Products)	1,412	41,499
Paychex, Inc. (Commercial Services)	2,118	66,251
Peabody Energy Corp. (Coal)	1,059	93,245
PepsiCo, Inc. (Beverages)	14,826	942,785
PerkinElmer, Inc. (Electronics)	353	9,831
Philip Morris International, Inc. (Commercial Services)	6,707	331,259
Pitney Bowes, Inc. (Office/Business Equipment)	2,118	72,224
Plum Creek Timber Co., Inc. (Forest Products & Paper)	706	30,153
Polo Ralph Lauren Corp. (Apparel)	706	44,323
Praxair, Inc. (Chemicals)	2,118	199,600
Precision Castparts Corp. (Metal Fabricate/Hardware)	706	68,037
Principal Financial Group, Inc. (Insurance)	1,059	44,446
Procter & Gamble Co. (Cosmetics/Personal Care)	19,415	1,180,626
Progressive Corp. (Insurance)	6,354	118,947
ProLogis (REIT)	1,059	57,557
Prudential Financial, Inc. (Insurance)	1,765	105,441
Pulte Homes, Inc. (Home Builders)	1,059	10,198
QLogic Corp.* (Semiconductors)	1,412	20,601
Qualcomm, Inc. (Telecommunications)	14,826	657,830
Quest Diagnostics, Inc. (Healthcare-Services)	1,412	68,440
Questar Corp. (Pipelines)	1,412	100,308
RadioShack Corp. (Retail)	706	8,663
Range Resources Corp. (Oil & Gas)	1,059	69,407
Robert Half International, Inc. (Commercial Services)	706	16,923
Rockwell Collins, Inc. (Aerospace/Defense)	1,412	67,720
Rockwell International Corp. (Machinery-Diversified)	1,412	61,747
SAFECO Corp. (Insurance)	706	47,415
SanDisk Corp.* (Computers)	2,118	39,607
Schering-Plough Corp. (Pharmaceuticals)	4,942	97,308
Schlumberger, Ltd.ADR (Oil & Gas Services)	10,943	1,175,607
Scripps Networks Interactive—Class A*(a) (Entertainment)	353	13,538
Sears Holdings Corp.* (Retail)	706	52,004
Sherwin-Williams Co. (Chemicals)	706	32,427
Sigma-Aldrich Corp. (Chemicals)	1,059	57,038
SLM Corp.* (Diversified Financial Services)	3,883	75,136
Smith International, Inc. (Oil & Gas Services)	1,765	146,742
Southwestern Energy Co.* (Oil & Gas)	3,177	151,257
St. Jude Medical, Inc.* (Healthcare-Products)	3,177	129,876
Staples, Inc. (Retail)	4,236	100,605
Starbucks Corp.* (Retail)	6,707	105,568
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	706	28,289
State Street Corp. (Banks)	1,765	112,942
Stryker Corp. (Healthcare-Products)	2,118	133,180
Sunoco, Inc. (Oil & Gas)	1,059	43,091
Symantec Corp.* (Internet)	7,766	150,272
Sysco Corp. (Food)	3,177	87,399
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,412	79,736
Target Corp. (Retail)	4,236	196,932
Teradata Corp.* (Computers)	706	16,337
Terex Corp.* (Machinery-Construction & Mining)	1,059	54,401
Tesoro Petroleum Corp. (Oil & Gas)	706	13,958
Texas Instruments, Inc. (Semiconductors)	7,413	208,750
Textron, Inc. (Miscellaneous Manufacturing)	1,059	50,758
The AES Corp.* (Electric)	6,001	115,279
The Charles Schwab Corp. (Diversified Financial Services)	3,530	72,506
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,059	49,191
The Gap, Inc. (Retail)	2,471	41,192
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,471	432,178
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,118	37,764
The Hershey Co. (Food)	1,412	46,285
The Pepsi Bottling Group, Inc. (Beverages)	1,412	39,423
Thermo Electron Corp.* (Electronics)	1,765	98,363
Tiffany & Co. (Retail)	706	28,770
Titanium Metals Corp. (Mining)	706	9,877
TJX Cos., Inc. (Retail)	3,883	122,198
Torchmark Corp. (Insurance)	353	20,703
Total System Services, Inc. (Software)	1,765	39,218
Transocean, Inc.ADR* (Oil & Gas)	2,824	430,349
United Parcel Service, Inc.—Class B (Transportation)	5,648	347,183
United States Steel Corp. (Iron/Steel)	1,059	195,682
United Technologies Corp. (Aerospace/Defense)	6,001	370,262
UnitedHealth Group, Inc. (Healthcare-Services)	11,649	305,786
UST, Inc. (Agriculture)	1,412	77,109
Valero Energy Corp. (Oil & Gas)	4,942	203,512
Varian Medical Systems, Inc.* (Healthcare-Products)	1,059	54,909
VeriSign, Inc.* (Internet)	1,059	40,030
Viacom, Inc.—Class B* (Media)	2,471	75,464
Vulcan Materials Co. (Building Materials)	353	21,102
W.W. Grainger, Inc. (Distribution/Wholesale)	353	28,875
Wal-Mart Stores, Inc. (Retail)	12,355	694,351
Walgreen Co. (Retail)	6,001	195,093
Walt Disney Co. (Media)	7,413	231,286
Washington Post Co.—Class B (Media)	353	207,176
Waters Corp.* (Electronics)	1,059	68,306
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	353	9,591
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,530	175,053
WellPoint, Inc.* (Healthcare-Services)	2,471	117,768
Western Union Co. (Commercial Services)	6,707	165,797
Whole Foods Market, Inc. (Food)	706	16,725
Wrigley (WM.) Jr. Co. (Food)	2,118	164,738
Wyeth (Pharmaceuticals)	8,472	406,317
Xerox Corp. (Office/Business Equipment)	5,648	76,587
Xilinx, Inc. (Semiconductors)	1,412	35,653
XTO Energy, Inc. (Oil & Gas)	4,589	314,392
Yahoo!, Inc.* (Internet)	12,355	255,254
YUM! Brands, Inc. (Retail)	4,589	161,028
Zimmer Holdings, Inc.* (Healthcare-Products)	2,118	144,130

TOTAL COMMON STOCKS
(Cost $46,135,848)		55,868,163

TOTAL INVESTMENT SECURITIES
(Cost $46,135,848)—100.8%		55,868,163
Net other assets (liabilities)—(0.8)%		(430,117)

NET ASSETS—100.0%		$55,438,046

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Large-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Securities Sold Short(NM)
	Shares	Value

E.W. Scripps Co. (Media)	1	$42

TOTAL SECURITIES SOLD SHORT
(Proceeds $42)		$42

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.2%
Aerospace/Defense	2.5%
Agriculture	0.9%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	0.3%
Beverages	3.5%
Biotechnology	1.8%
Building Materials	NM
Chemicals	0.8%
Coal	0.6%
Commercial Services	1.4%
Computers	6.7%
Cosmetics/Personal Care	3.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	2.8%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.3%
Entertainment	0.1%
Food	1.1%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.2%
Healthcare-Services	1.3%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	1.7%
Internet	4.0%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.8%
Machinery-Diversified	0.6%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.9%
Miscellaneous Manufacturing	2.1%
Office/Business Equipment	0.2%
Oil & Gas	20.1%
Oil & Gas Services	4.6%
Packaging & Containers	0.1%
Pharmaceuticals	4.3%
Pipelines	0.2%
REIT	0.1%
Real Estate	0.1%
Retail	6.3%
Savings & Loans	0.1%
Semiconductors	2.8%
Software	6.7%
Telecommunications	4.2%
Textiles	NM
Transportation	1.4%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $46,135,848)	$55,868,163
Dividends and interest receivable	39,268
Receivable for capital shares issued	40,551
Receivable for investments sold	14,702
Prepaid expenses	331

Total Assets	55,963,015

Liabilities:
Cash overdraft	116,522
Payable for investments purchased	37,902
Payable for capital shares redeemed	263,847
Securities sold short, at value (proceeds $42)	42
Advisory fees payable	36,682
Management services fees payable	4,891
Administration fees payable	1,959
Administrative services fees payable	21,025
Distribution fees payable	16,272
Trustee fees payable	5
Transfer agency fees payable	5,618
Fund accounting fees payable	3,344
Compliance services fees payable	636
Other accrued expenses	16,224

Total Liabilities	524,969

Net Assets	$55,438,046

Net Assets consist of:
Capital	$54,476,104
Accumulated net investment income (loss)	(104,600)
Accumulated net realized gains (losses) on investments	(8,665,773)
Net unrealized appreciation (depreciation) on investments	9,732,315

Net Assets	$55,438,046

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,689,398

Net Asset Value (offering and redemption price per share)	$32.82

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$490,951
Interest	2,033

Total Investment Income	492,984

Expenses:
Advisory fees	274,962
Management services fees	54,993
Administration fees	10,916
Transfer agency fees	13,313
Administrative services fees	125,494
Distribution fees	91,654
Custody fees	12,940
Fund accounting fees	19,258
Trustee fees	587
Compliance services fees	354
Other fees	26,646

Total Gross Expenses before reductions	631,117
Less Expenses reduced by the Advisor	(33,533)

Total Net Expenses	597,584

Net Investment Income (Loss)	(104,600)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,275,182)
Change in net unrealized appreciation/depreciation on investments	(3,201,095)

Net Realized and Unrealized Gains (Losses) on Investments	(7,476,277)

Change in Net Assets Resulting from Operations	$(7,580,877)

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(104,600)	$(181,643)
Net realized gains (losses) on investments	(4,275,182)	(142,125)
Change in net unrealized appreciation/depreciation on investments	(3,201,095)	4,122,470

Change in net assets resulting from operations	(7,580,877)	3,798,702

Distributions to Shareholders From:
Net realized gains on investments	—	(1,405,890)

Change in net assets resulting from distributions	—	(1,405,890)

Capital Transactions:
Proceeds from shares issued	84,612,509	234,107,459
Dividends reinvested	—	1,405,890
Value of shares redeemed	(97,428,178)	(238,759,648)

Change in net assets resulting from capital transactions	(12,815,669)	(3,246,299)

Change in net assets	(20,396,546)	(853,487)
Net Assets:
Beginning of period	75,834,592	76,688,079

End of period	$55,438,046	$75,834,592

Accumulated net investment income (loss)	$(104,600)	$—

Share Transactions:
Issued	2,489,234	6,561,814
Reinvested	—	39,525
Redeemed	(2,905,029)	(6,733,554)

Change in shares	(415,795)	(132,215)

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the period May 3, 2004 through Dec. 31, 2004(a)

Investment Activities:
Net Asset Value, Beginning of Period	$36.02		$34.28	$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.09)	(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(3.15)		2.47	2.95	0.42	1.57

Total income (loss) from investment activities	(3.20)		2.38	2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	—	—(c)	—
Net realized gains on investments	—		(0.64)	(0.41)	(0.06)	—

Total distributions	—		(0.64)	(0.41)	(0.06)	—

Net Asset Value, End of Period	$32.82		$36.02	$34.28	$31.83	$31.61

Total Return	(8.88	)%(d)	6.96%	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.72%		1.72%	1.76%	1.94%	3.06%
Net expenses(e)	1.63%		1.65%	1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.29)%		(0.24)%	(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$55,438		$75,835	$76,688	$83,512	$3,901
Portfolio turnover rate(f)	111	%(d)	298%	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Union Co.	1.4%
UGI Corp.	1.3%
Essex Property Trust, Inc.	1.1%
Atmos Energy Corp.	1.0%
Senior Housing Properties Trust	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	21%
Consumer Cyclical	13%
Consumer Non-Cyclical	13%
Utilities	10%
Technology	8%
Energy	5%
Basic Materials	4%
Communications	3%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,120	$8,299
A.H. Belo Corp.—Class A (Media)	1,120	6,384
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,400	40,054
Aaron Rents, Inc. (Commercial Services)	1,680	37,514
ABM Industries, Inc. (Commercial Services)	3,640	80,990
Acadia Realty Trust (REIT)	2,660	61,579
Actel Corp.* (Semiconductors)	2,100	35,385
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,500	168,280
Adaptec, Inc.* (Telecommunications)	9,940	31,808
Administaff, Inc. (Commercial Services)	1,960	54,664
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,940	40,278
Agilysys, Inc. (Computers)	1,820	20,639
Albany International Corp.—Class A (Machinery-Diversified)	1,400	40,600
ALLETE, Inc. (Electric)	2,100	88,200
Alliance One International, Inc.* (Agriculture)	7,280	37,201
Allscripts Healthcare Solutions, Inc.* (Software)	2,520	31,273
Alpharma, Inc.—Class A* (Pharmaceuticals)	3,640	82,009
AMCOL International Corp. (Mining)	700	19,922
American States Water Co. (Water)	1,400	48,916
AMERIGROUP Corp.* (Healthcare-Services)	2,940	61,152
Analogic Corp. (Electronics)	700	44,149
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,400	9,814
Angelica Corp. (Textiles)	840	17,867
Anixter International, Inc.* (Telecommunications)	1,540	91,615
Apogee Enterprises, Inc. (Building Materials)	2,380	38,461
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,080	74,444
Applied Signal Technology, Inc. (Telecommunications)	980	13,387
Arch Chemicals, Inc. (Chemicals)	2,100	69,615
Arctic Cat, Inc. (Leisure Time)	980	7,693
Arkansas Best Corp. (Transportation)	2,100	76,944
ArQule, Inc.* (Biotechnology)	1,820	5,915
Arris Group, Inc.* (Telecommunications)	11,340	95,823
ArthroCare Corp.* (Healthcare-Products)	980	39,994
Astec Industries, Inc.* (Machinery-Construction & Mining)	980	31,497
ATC Technology Corp.* (Auto Parts & Equipment)	980	22,814
ATMI, Inc.* (Semiconductors)	1,680	46,906
Atmos Energy Corp. (Gas)	7,420	204,570
Atwood Oceanics, Inc.* (Oil & Gas)	1,120	139,261
Audiovox Corp.—Class A* (Telecommunications)	1,540	15,123
Avid Technology, Inc.* (Software)	1,260	21,407
Avista Corp. (Electric)	4,340	93,136
Axcelis Technologies, Inc.* (Semiconductors)	8,400	40,992
Baldor Electric Co. (Hand/Machine Tools)	2,520	88,150
Bank Mutual Corp. (Banks)	4,060	40,762
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,500	6,160
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,780	87,280
Bassett Furniture Industries, Inc. (Home Furnishings)	980	11,564
Bel Fuse, Inc.—Class B (Electronics)	420	10,378
Belden, Inc. (Electrical Components & Equipment)	3,780	128,066
Benchmark Electronics, Inc.* (Electronics)	5,880	96,079
Big 5 Sporting Goods Corp. (Retail)	1,820	13,777
Biolase Technology, Inc.* (Healthcare-Products)	840	2,873
BioMed Realty Trust, Inc. (REIT)	5,460	133,934
Black Box Corp. (Telecommunications)	1,400	38,066
Blue Coat Systems, Inc.* (Internet)	1,820	25,680
Blue Nile, Inc.* (Internet)	560	23,811
Boston Private Financial Holdings, Inc. (Banks)	1,540	8,732
Bowne & Co., Inc. (Commercial Services)	1,400	17,850
Brady Corp.—Class A (Electronics)	1,960	67,679
Briggs & Stratton Corp. (Machinery-Diversified)	4,060	51,481
Bristow Group, Inc.* (Transportation)	840	41,572
Brookline Bancorp, Inc. (Savings & Loans)	4,900	46,795
Brooks Automation, Inc.* (Semiconductors)	5,460	45,154
Brown Shoe Co., Inc. (Retail)	3,640	49,322
Brunswick Corp. (Leisure Time)	8,260	87,556
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,220	27,241
Buffalo Wild Wings, Inc.* (Retail)	700	17,381
Building Materials Holding Corp. (Distribution/Wholesale)	2,380	4,213
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,100	17,766
Cabela’s, Inc.* (Retail)	3,220	35,452

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Cabot Microelectronics Corp.* (Chemicals)	840	$27,846
California Pizza Kitchen, Inc.* (Retail)	840	9,400
Cambrex Corp.* (Biotechnology)	2,380	13,971
Captaris, Inc.* (Software)	2,240	9,072
Cascade Bancorp (Banks)	840	6,468
Cascade Corp. (Machinery-Diversified)	420	17,774
Casey’s General Stores, Inc. (Retail)	2,240	51,901
Cash America International, Inc. (Retail)	1,120	34,720
Catapult Communications Corp.* (Computers)	280	1,994
CDI Corp. (Commercial Services)	1,120	28,493
Centene Corp.* (Healthcare-Services)	2,100	35,259
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,880	24,108
Central Pacific Financial Corp. (Banks)	2,520	26,863
Central Vermont Public Service Corp. (Electric)	840	16,271
Century Aluminum Co.* (Mining)	1,540	102,395
CH Energy Group, Inc. (Electric)	1,120	39,838
Champion Enterprises, Inc.* (Home Builders)	6,440	37,674
Charlotte Russe Holding, Inc.* (Retail)	840	14,918
Checkpoint Systems, Inc.* (Electronics)	2,100	43,848
Chemed Corp. (Commercial Services)	840	30,752
Chesapeake Corp.* (Packaging & Containers)	1,680	3,948
Ciber, Inc.* (Computers)	4,480	27,821
CKE Restaurants, Inc. (Retail)	4,480	55,866
Clarcor, Inc. (Miscellaneous Manufacturing)	1,960	68,796
Cleco Corp. (Electric)	4,900	114,317
Cognex Corp. (Machinery-Diversified)	3,640	83,902
Cohu, Inc. (Semiconductors)	1,960	28,773
Colonial Properties Trust (REIT)	3,920	78,478
Columbia Banking System, Inc. (Banks)	1,540	29,768
Community Bank System, Inc. (Banks)	2,520	51,962
CONMED Corp.* (Healthcare-Products)	1,540	40,887
Consolidated Graphics, Inc.* (Commercial Services)	560	27,591
Corus Bankshares, Inc. (Banks)	2,660	11,066
CPI Corp. (Commercial Services)	420	7,867
Cross Country Healthcare, Inc.* (Commercial Services)	2,660	38,331
CryoLife, Inc.* (Biotechnology)	1,540	17,618
CSG Systems International, Inc.* (Software)	1,820	20,056
CTS Corp. (Electronics)	2,940	29,547
Cubic Corp. (Electronics)	560	12,477
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	22,504
Cyberonics, Inc.* (Healthcare-Products)	980	21,266
CyberSource Corp.* (Internet)	2,660	44,502
Cymer, Inc.* (Electronics)	1,540	41,395
Darling International, Inc.* (Environmental Control)	3,920	64,758
Datascope Corp. (Healthcare-Products)	1,120	52,640
Delphi Financial Group, Inc.—Class A (Insurance)	1,120	25,917
DiamondRock Hospitality Co. (REIT)	7,840	85,378
Digi International, Inc.* (Software)	1,120	8,792
Dime Community Bancshares, Inc. (Savings & Loans)	2,100	34,671
DineEquity, Inc. (Retail)	700	26,152
Ditech Networks, Inc.* (Telecommunications)	2,100	4,515
Downey Financial Corp. (Savings & Loans)	1,540	4,266
DSP Group, Inc.* (Semiconductors)	1,400	9,800
East West Bancorp, Inc. (Banks)	1,960	13,838
EastGroup Properties, Inc. (REIT)	1,960	84,084
El Paso Electric Co.* (Electric)	2,380	47,124
Electro Scientific Industries, Inc.* (Electronics)	2,240	31,741
EMCOR Group, Inc.* (Engineering & Construction)	5,320	151,780
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	840	31,366
Entertainment Properties Trust (REIT)	2,380	117,667
Enzo Biochem, Inc.* (Biotechnology)	1,680	18,850
Essex Property Trust, Inc. (REIT)	2,100	223,650
Esterline Technologies Corp.* (Aerospace/Defense)	1,400	68,964
Ethan Allen Interiors, Inc. (Home Furnishings)	2,520	61,992
Exar Corp.* (Semiconductors)	4,060	30,612
Extra Space Storage, Inc. (REIT)	3,360	51,610
FairPoint Communications, Inc. (Telecommunications)	2,240	16,150
FEI Co.* (Electronics)	2,940	66,973
Financial Federal Corp. (Diversified Financial Services)	2,100	46,116
First BanCorp (Banks)	6,300	39,942
First Commonwealth Financial Corp. (Banks)	5,320	49,636
First Financial Bancorp (Banks)	2,520	23,184
First Financial Bankshares, Inc. (Banks)	1,120	51,307
First Midwest Bancorp, Inc. (Banks)	4,060	75,719
FirstFed Financial Corp.* (Savings & Loans)	1,120	9,005
Flagstar Bancorp, Inc. (Savings & Loans)	3,080	9,271
Fleetwood Enterprises, Inc.* (Home Builders)	5,320	13,938
Flowers Foods, Inc. (Food)	1,820	51,579
Forestar Real Estate Group, Inc.* (Real Estate)	1,540	29,337
Fred’s, Inc. (Retail)	3,360	37,766
Frontier Financial Corp. (Banks)	3,500	29,820
Fuller (H.B.) Co. (Chemicals)	4,900	109,956
G&K Services, Inc. (Textiles)	1,680	51,173
Gardner Denver, Inc.* (Machinery-Diversified)	1,680	95,424
GenCorp, Inc.* (Aerospace/Defense)	3,360	24,058
General Communication, Inc.—Class A* (Telecommunications)	1,400	9,618
Genesco, Inc. (Retail)	700	21,609
Gentiva Health Services, Inc.* (Healthcare- Services)	2,240	42,672
Georgia Gulf Corp. (Chemicals)	2,800	8,120
Gerber Scientific, Inc.* (Machinery-Diversified)	1,960	22,305
Gevity HR, Inc. (Commercial Services)	1,960	10,545
Gibraltar Industries, Inc. (Iron/Steel)	2,520	40,244
Glacier Bancorp, Inc. (Banks)	2,380	38,056
Greatbatch, Inc.* (Electrical Components & Equipment)	840	14,532
Griffon Corp.* (Miscellaneous Manufacturing)	2,240	19,622
Group 1 Automotive, Inc. (Retail)	1,820	36,163
Guaranty Financial Group, Inc.* (Savings & Loans)	2,940	15,788
Gulf Island Fabrication, Inc. (Oil & Gas Services)	420	20,551
Hancock Holding Co. (Banks)	1,260	49,505
Hanmi Financial Corp. (Banks)	3,220	16,776
Harmonic, Inc.* (Telecommunications)	7,700	73,227
Haverty Furniture Cos., Inc. (Retail)	1,820	18,273
Healthcare Services Group, Inc. (Commercial Services)	1,680	25,553
HealthSpring, Inc.* (Healthcare-Services)	2,520	42,538
Heidrick & Struggles International, Inc. (Commercial Services)	1,400	38,696
Hilb, Rogal, and Hobbs Co. (Insurance)	1,120	48,675
Hillenbrand, Inc. (Commercial Services)	2,100	44,940
HMS Holdings Corp.* (Commercial Services)	700	15,029
Home Properties, Inc. (REIT)	2,660	127,840
Hot Topic, Inc.* (Retail)	1,540	8,331
Hub Group, Inc.—Class A* (Transportation)	1,680	57,338
Hutchinson Technology, Inc.* (Computers)	980	13,171
Iconix Brand Group, Inc.* (Apparel)	3,360	40,589
II-VI, Inc.* (Electronics)	420	14,666
Independent Bank Corp. (Banks)	1,680	6,720
Informatica Corp.* (Software)	4,340	65,274
Inland Real Estate Corp. (REIT)	4,760	68,639
Insight Enterprises, Inc.* (Retail)	4,060	47,624
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,240	34,115

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	3,080	$38,592
Invacare Corp. (Healthcare-Products)	2,660	54,370
Investment Technology Group, Inc.* (Diversified Financial Services)	1,400	46,844
ION Geophysical Corp.* (Oil & Gas Services)	4,480	78,176
Irwin Financial Corp. (Banks)	1,540	4,143
Itron, Inc.* (Electronics)	980	96,383
J & J Snack Foods Corp. (Food)	560	15,350
Jack in the Box, Inc.* (Retail)	1,820	40,786
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,120	24,472
JDA Software Group, Inc.* (Software)	1,400	25,340
Jo-Ann Stores, Inc.* (Retail)	2,100	48,363
Kaman Corp. (Aerospace/Defense)	2,100	47,796
Kaydon Corp. (Metal Fabricate/Hardware)	1,260	64,777
Keithley Instruments, Inc. (Electronics)	1,120	10,640
Kilroy Realty Corp. (REIT)	2,660	125,100
Kirby Corp.* (Transportation)	1,820	87,360
Kite Realty Group Trust (REIT)	2,380	29,750
Kopin Corp.* (Semiconductors)	3,640	10,447
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,340	31,639
La-Z-Boy, Inc. (Home Furnishings)	4,200	32,130
LaBranche & Co., Inc.* (Diversified Financial Services)	4,480	31,718
Laclede Group, Inc. (Gas)	1,820	73,473
Lance, Inc. (Food)	2,520	47,300
LandAmerica Financial Group, Inc. (Insurance)	1,260	27,959
Landry’s Restaurants, Inc. (Retail)	980	17,611
Lawson Products, Inc. (Metal Fabricate/Hardware)	280	6,938
Lennox International, Inc. (Building Materials)	5,040	145,958
Lexington Corporate Properties Trust (REIT)	5,040	68,695
Libbey, Inc. (Housewares)	1,260	9,374
Lindsay Manufacturing Co. (Machinery-Diversified)	420	35,687
Lithia Motors, Inc.—Class A (Retail)	1,260	6,199
Littelfuse, Inc.* (Electrical Components & Equipment)	980	30,919
Live Nation, Inc.* (Commercial Services)	6,020	63,692
Longs Drug Stores Corp. (Retail)	2,660	112,013
LTC Properties, Inc. (REIT)	1,680	42,941
Lufkin Industries, Inc. (Oil & Gas Services)	560	46,637
Lydall, Inc.* (Miscellaneous Manufacturing)	1,400	17,570
M/I Schottenstein Homes, Inc. (Home Builders)	980	15,415
Magellan Health Services, Inc.* (Healthcare- Services)	1,540	57,026
MagneTek, Inc.* (Electrical Components & Equipment)	1,680	7,106
Maidenform Brands, Inc.* (Apparel)	1,540	20,790
Manhattan Associates, Inc.* (Computers)	840	19,933
ManTech International Corp.—Class A* (Software)	700	33,684
Marcus Corp. (Lodging)	1,820	27,209
MarineMax, Inc.* (Retail)	1,540	11,042
Material Sciences Corp.* (Iron/Steel)	980	7,938
Matrix Service Co.* (Oil & Gas Services)	1,260	29,056
MAXIMUS, Inc. (Commercial Services)	840	29,249
MedCath Corp.* (Healthcare-Services)	1,120	20,138
Medical Properties Trust, Inc. (REIT)	5,320	53,838
Mentor Corp. (Healthcare-Products)	1,260	35,053
Mercury Computer Systems, Inc.* (Computers)	1,120	8,434
Meridian Bioscience, Inc. (Healthcare-Products)	1,260	33,919
Methode Electronics, Inc. (Electronics)	3,080	32,186
Micrel, Inc. (Semiconductors)	4,480	40,992
Microsemi Corp.* (Semiconductors)	3,360	84,605
Mid-America Apartment Communities, Inc. (REIT)	2,100	107,184
Midas, Inc.* (Commercial Services)	840	11,340
MKS Instruments, Inc.* (Semiconductors)	3,780	82,782
Mobile Mini, Inc.* (Storage/Warehousing)	1,260	25,200
Monaco Coach Corp. (Home Builders)	2,520	7,661
Moog, Inc.—Class A* (Aerospace/Defense)	1,680	62,563
Movado Group, Inc. (Retail)	980	19,404
MTS Systems Corp. (Computers)	700	25,116
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,080	99,176
Multimedia Games, Inc.* (Leisure Time)	980	4,332
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,120	9,128
Nash Finch Co. (Food)	1,120	38,382
NATCO Group, Inc.—Class A* (Oil & Gas Services)	700	38,171
National Financial Partners (Diversified Financial Services)	840	16,649
National Penn Bancshares, Inc. (Banks)	6,580	87,382
National Presto Industries, Inc. (Housewares)	420	26,956
National Retail Properties, Inc. (REIT)	5,880	122,892
NCI Building Systems, Inc.* (Building Materials)	1,680	61,706
Neenah Paper, Inc. (Forest Products & Paper)	1,260	21,055
Network Equipment Technologies, Inc.* (Telecommunications)	1,540	5,467
New Jersey Resources Corp. (Gas)	3,360	109,704
Newport Corp.* (Electronics)	3,080	35,081
Northwest Natural Gas Co. (Gas)	2,240	103,622
Novatel Wireless, Inc.* (Telecommunications)	2,660	29,606
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	980	10,476
O’Charley’s, Inc. (Retail)	1,820	18,309
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,540	15,000
OfficeMax, Inc. (Retail)	6,860	95,354
Old Dominion Freight Line, Inc.* (Transportation)	980	29,420
Old National Bancorp (Banks)	5,460	77,860
Olympic Steel, Inc. (Iron/Steel)	280	21,258
OM Group, Inc.* (Chemicals)	2,520	82,631
Omnicell, Inc.* (Software)	1,680	22,142
Omnova Solutions, Inc.* (Chemicals)	3,500	9,730
On Assignment, Inc.* (Commercial Services)	2,940	23,579
Osteotech, Inc.* (Healthcare-Products)	1,400	7,966
Owens & Minor, Inc. (Distribution/Wholesale)	3,360	153,518
Oxford Industries, Inc. (Apparel)	1,260	24,129
PAREXEL International Corp.* (Commercial Services)	2,800	73,668
Park Electrochemical Corp. (Electronics)	1,680	40,841
Parkway Properties, Inc. (REIT)	1,260	42,500
Patriot Coal Corp.* (Coal)	840	128,764
PC-Tel, Inc. (Internet)	1,820	17,454
Peet’s Coffee & Tea, Inc.* (Beverages)	560	11,099
Penford Corp. (Chemicals)	980	14,582
Pennsylvania REIT (REIT)	3,080	71,271
Perficient, Inc.* (Internet)	1,260	12,172
Pericom Semiconductor Corp.* (Semiconductors)	1,400	20,776
Perry Ellis International, Inc.* (Apparel)	560	11,883
PetroQuest Energy, Inc.* (Oil & Gas)	980	26,362
Phase Forward, Inc.* (Software)	2,240	40,253
Phoenix Technologies, Ltd.* (Software)	1,400	15,400
Photon Dynamics, Inc.* (Electronics)	1,400	21,112
Photronics, Inc.* (Semiconductors)	3,500	24,640
Piedmont Natural Gas Co., Inc. (Gas)	6,160	161,146
Pinnacle Entertainment, Inc.* (Entertainment)	4,900	51,401
Pioneer Drilling Co.* (Oil & Gas)	1,960	36,868
Piper Jaffray* (Diversified Financial Services)	1,400	41,062
Planar Systems, Inc.* (Electronics)	980	2,548
Plexus Corp.* (Electronics)	2,520	69,754
PolyOne Corp.* (Chemicals)	7,700	53,669
Presidential Life Corp. (Insurance)	1,820	28,064
ProAssurance Corp.* (Insurance)	980	47,148
Progress Software Corp.* (Software)	1,400	35,798
Prosperity Bancshares, Inc. (Banks)	1,680	44,906
Provident Bankshares Corp. (Banks)	2,660	16,971
PS Business Parks, Inc. (REIT)	1,260	65,016
PSS World Medical, Inc.* (Healthcare-Products)	1,820	29,666
Quaker Chemical Corp. (Chemicals)	840	22,394
Quanex Building Products Corp. (Building Materials)	1,680	24,965

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	3,080	$30,246
Radiant Systems, Inc.* (Computers)	1,400	15,022
Radio One, Inc.—Class D* (Media)	3,080	3,973
RadiSys Corp.* (Computers)	1,120	10,147
Ralcorp Holdings, Inc.* (Food)	700	34,608
RC2 Corp.* (Toys/Games/Hobbies)	560	10,394
Red Robin Gourmet Burgers, Inc.* (Retail)	560	15,534
Regal-Beloit Corp. (Hand/Machine Tools)	2,660	112,385
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,800	40,432
RehabCare Group, Inc.* (Healthcare-Services)	1,400	22,442
Res-Care, Inc.* (Healthcare-Services)	2,100	37,338
Rewards Network, Inc.* (Commercial Services)	980	4,028
RLI Corp. (Insurance)	700	34,629
Robbins & Myers, Inc. (Machinery-Diversified)	1,960	97,745
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,800	83,972
Rogers Corp.* (Electronics)	700	26,313
RTI International Metals, Inc.* (Mining)	980	34,908
Ruby Tuesday, Inc. (Retail)	4,620	24,948
Rudolph Technologies, Inc.* (Semiconductors)	2,380	18,326
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,400	11,158
Ruth’s Hospitality Group, Inc.* (Retail)	840	4,351
Safety Insurance Group, Inc. (Insurance)	1,400	49,910
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,680	11,810
Sanderson Farms, Inc. (Food)	560	19,331
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,960	49,588
School Specialty, Inc.* (Retail)	1,400	41,622
Schulman (A.), Inc. (Chemicals)	2,240	51,587
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,260	21,231
SEACOR SMIT, Inc.* (Oil & Gas Services)	840	75,188
Selective Insurance Group, Inc. (Insurance)	4,340	81,418
Senior Housing Properties Trust (REIT)	9,240	180,457
SI International, Inc.* (Computers)	420	8,795
Signature Bank* (Banks)	1,120	28,851
Skechers U.S.A., Inc.—Class A* (Apparel)	1,680	33,197
Skyline Corp. (Home Builders)	560	13,160
SkyWest, Inc. (Airlines)	2,100	26,565
Skyworks Solutions, Inc.* (Semiconductors)	9,520	93,962
Smith Corp. (Miscellaneous Manufacturing)	1,820	59,751
Sonic Automotive, Inc. (Retail)	2,520	32,483
South Financial Group, Inc. (Banks)	6,020	23,598
South Jersey Industries, Inc. (Gas)	2,380	88,917
Southern Union Co. (Gas)	10,220	276,145
Southwest Gas Corp. (Gas)	3,500	104,055
Sovran Self Storage, Inc. (REIT)	1,820	75,639
Spartan Motors, Inc. (Auto Parts & Equipment)	1,680	12,550
Spartan Stores, Inc. (Food)	1,820	41,860
Spectrum Brands, Inc.* (Household Products/Wares)	3,360	8,568
Spherion Corp.* (Commercial Services)	4,620	21,344
Standard Microsystems Corp.* (Semiconductors)	1,120	30,408
Standard Motor Products, Inc. (Auto Parts & Equipment)	980	7,997
Standex International Corp. (Miscellaneous
Manufacturing)	980	20,325
StarTek, Inc.* (Commercial Services)	980	9,212
Stein Mart, Inc. (Retail)	2,100	9,471
Sterling Bancorp (Banks)	1,540	18,403
Sterling Bancshares, Inc. (Banks)	6,020	54,722
Sterling Financial Corp. (Savings & Loans)	4,200	17,388
Stewart Information Services Corp. (Insurance)	1,540	29,784
Stone Energy Corp.* (Oil & Gas)	1,400	92,274
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,260	8,896
Superior Industries International, Inc. (Auto Parts & Equipment)	1,960	33,085
Supertex, Inc.* (Semiconductors)	560	13,070
Susquehanna Bancshares, Inc. (Banks)	7,000	95,830
Swift Energy Co.* (Oil & Gas)	840	55,490
SWS Group, Inc. (Diversified Financial Services)	1,820	30,230
Sykes Enterprises, Inc.* (Computers)	1,680	31,685
Symmetricom, Inc.* (Telecommunications)	3,780	14,515
Symmetry Medical, Inc.* (Healthcare-Products)	980	15,896
Synaptics, Inc.* (Computers)	980	36,975
SYNNEX Corp.* (Software)	1,400	35,126
Take-Two Interactive Software, Inc.* (Software)	2,800	71,596
Tanger Factory Outlet Centers, Inc. (REIT)	2,520	90,544
Technitrol, Inc. (Electronics)	3,360	57,086
Tetra Tech, Inc.* (Environmental Control)	2,940	66,503
TETRA Technologies, Inc.* (Oil & Gas Services)	1,960	46,472
Texas Industries, Inc. (Building Materials)	1,400	78,582
Texas Roadhouse, Inc.—Class A* (Retail)	1,820	16,325
The Andersons, Inc. (Agriculture)	840	34,196
The Cato Corp.—Class A (Retail)	2,520	35,885
The Children’s Place Retail Stores, Inc.* (Retail)	560	20,216
The E.W. Scripps Co.—Class A* (Entertainment)	5,040	15,473
The Finish Line, Inc.—Class A* (Retail)	4,060	35,322
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,960	44,727
The Hain Celestial Group, Inc.* (Food)	1,680	39,446
The Knot, Inc.* (Internet)	980	9,584
The Men’s Wearhouse, Inc. (Retail)	1,960	31,928
The Nautilus Group, Inc. (Leisure Time)	2,660	13,513
The Navigators Group, Inc.* (Insurance)	560	30,268
The Pep Boys-Manny, Moe & Jack (Retail)	3,360	29,299
The Standard Register Co. (Household Products/Wares)	980	9,241
The Steak n Shake Co.* (Retail)	2,380	15,065
Theragenics Corp.* (Pharmaceuticals)	2,800	10,164
THQ, Inc.* (Software)	2,520	51,055
Tollgrade Communications, Inc.* (Telecommunications)	1,120	5,029
Tower Group, Inc. (Insurance)	840	17,800
Tredegar Corp. (Miscellaneous Manufacturing)	1,960	28,812
TreeHouse Foods, Inc.* (Food)	2,520	61,135
Triarc Cos., Inc. (Retail)	5,180	32,789
Triumph Group, Inc. (Aerospace/Defense)	840	39,564
Tronox, Inc.—Class B (Chemicals)	3,360	10,147
TrueBlue, Inc.* (Commercial Services)	1,680	22,193
TrustCo Bank Corp. NY (Banks)	6,160	45,707
TTM Technologies, Inc.* (Electronics)	1,820	24,042
Tuesday Morning Corp.* (Retail)	2,520	10,357
Tween Brands, Inc.* (Retail)	980	16,131
UGI Corp. (Gas)	8,820	253,222
UIL Holdings Corp. (Electric)	2,100	61,761
Ultratech Stepper, Inc.* (Semiconductors)	1,960	30,419
UMB Financial Corp. (Banks)	2,240	114,845
Umpqua Holdings Corp. (Banks)	4,900	59,437
UniFirst Corp. (Textiles)	1,120	50,019
Unisource Energy Corp. (Electric)	2,940	91,169
United Bankshares, Inc. (Banks)	3,220	73,899
United Community Banks, Inc. (Banks)	3,360	28,661
United Fire & Casualty Co. (Insurance)	1,820	49,013
United Stationers, Inc.* (Distribution/Wholesale)	2,100	77,595
Universal Electronics, Inc.* (Home Furnishings)	560	11,704
Universal Forest Products, Inc. (Building Materials)	1,540	46,138
Valmont Industries, Inc. (Metal Fabricate/Hardware)	700	73,003
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,640	126,745
Veeco Instruments, Inc.* (Semiconductors)	2,660	42,773
Viad Corp. (Commercial Services)	1,680	43,327
Vicor Corp. (Electrical Components & Equipment)	1,120	11,178
ViroPharma, Inc.* (Pharmaceuticals)	2,940	32,516

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Vital Signs, Inc. (Healthcare-Products)	280	$15,898
Volt Information Sciences, Inc.* (Commercial Services)	1,120	13,339
W-H Energy Services, Inc.* (Oil & Gas Services)	840	80,422
Wabash National Corp. (Auto Manufacturers)	2,520	19,051
Watsco, Inc. (Distribution/Wholesale)	2,100	87,780
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,260	66,641
Watts Water Technologies, Inc.—Class A (Electronics)	2,660	66,234
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,200	32,382
WD-40 Co. (Household Products/Wares)	700	20,475
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,400	60,592
Whitney Holding Corp. (Banks)	5,320	97,356
Winnebago Industries, Inc. (Home Builders)	840	8,560
Wintrust Financial Corp. (Banks)	980	23,373
Wolverine World Wide, Inc. (Apparel)	1,680	44,806
Woodward Governor Co. (Electronics)	2,520	89,863
World Fuel Services Corp. (Retail)	980	21,501
Zale Corp.* (Retail)	3,640	68,760
Zep, Inc. (Chemicals)	840	12,499
Zoll Medical Corp.* (Healthcare-Products)	840	28,283

TOTAL COMMON STOCKS
(Cost $15,308,360)		19,589,053

TOTAL INVESTMENT SECURITIES
(Cost $15,308,360)—99.8%		19,589,053
Net other assets (liabilities)—0.2%		40,807

NET ASSETS—100.0%		$19,629,860

* Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Aerospace/Defense	1.2%
Agriculture	0.4%
Airlines	0.1%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.9%
Chemicals	2.5%
Coal	0.7%
Commercial Services	4.1%
Computers	1.1%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	1.4%
Electronics	5.4%
Engineering & Construction	1.0%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.0%
Forest Products & Paper	0.9%
Gas	7.0%
Hand/Machine Tools	1.0%
Healthcare-Products	2.3%
Healthcare-Services	1.7%
Home Builders	0.5%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	2.3%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.7%
Media	NM
Metal Fabricate/Hardware	1.4%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	1.0%
REIT	10.7%
Real Estate	0.1%
Retail	6.9%
Savings & Loans	0.7%
Semiconductors	4.5%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Textiles	0.7%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $15,308,360)	$19,589,053
Dividends and interest receivable	45,715
Receivable for investments sold	872,232
Prepaid expenses	195

Total Assets	20,507,195

Liabilities:
Cash overdraft	116,606
Payable for investments purchased	69,706
Payable for capital shares redeemed	640,381
Advisory fees payable	12,412
Management services fees payable	1,655
Administration fees payable	767
Administrative services fees payable	8,249
Distribution fees payable	6,441
Trustee fees payable	2
Transfer agency fees payable	2,243
Fund accounting fees payable	1,310
Compliance services fees payable	257
Other accrued expenses	17,306

Total Liabilities	877,335

Net Assets	$19,629,860

Net Assets consist of:
Capital	$18,908,474
Accumulated net investment income (loss)	81,010
Accumulated net realized gains (losses) on investments	(3,640,317)
Net unrealized appreciation (depreciation) on investments	4,280,693

Net Assets	$19,629,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	754,149

Net Asset Value (offering and redemption price per share)	$26.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$317,543
Interest	833

Total Investment Income	318,376

Expenses:
Advisory fees	109,541
Management services fees	21,908
Administration fees	5,373
Transfer agency fees	6,506
Administrative services fees	49,495
Distribution fees	36,514
Custody fees	25,861
Fund accounting fees	10,587
Trustee fees	286
Compliance services fees	143
Other fees	12,733

Total Gross Expenses before reductions	278,947
Less Expenses reduced by the Advisor	(41,581)

Total Net Expenses	237,366

Net Investment Income (Loss)	81,010

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,614,899)
Change in net unrealized appreciation/depreciation on investments	(1,874,036)

Net Realized and Unrealized Gains (Losses) on Investments	(3,488,935)

Change in Net Assets Resulting from Operations	$(3,407,925)

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$81,010	$(106,508)
Net realized gains (losses) on investments	(1,614,899)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(1,874,036)	(11,726,926)

Change in net assets resulting from operations	(3,407,925)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	—	(5,688,961)

Change in net assets resulting from distributions	—	(5,688,961)

Capital Transactions:
Proceeds from shares issued	46,862,194	166,087,879
Dividends reinvested	—	5,688,961
Value of shares redeemed	(55,794,398)	(233,391,118)

Change in net assets resulting from capital transactions	(8,932,204)	(61,614,278)

Change in net assets	(12,340,129)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$19,629,860	$31,969,989

Accumulated net investment income (loss)	$81,010	$—

Share Transactions:
Issued	1,695,235	4,530,924
Reinvested	—	187,260
Redeemed	(2,050,652)	(6,413,107)

Change in shares	(355,417)	(1,694,923)

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.81		$36.64		$32.88	$33.54	$28.97	$21.51

Investment Activities:
Net investment income (loss)(a)	0.08		(0.08)		(0.12)	(0.23)	(0.16)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.86)		(2.27)		5.71	1.59	5.92	7.68

Total income (loss) from investment activities	(2.78)		(2.35)		5.59	1.36	5.76	7.46

Distributions to Shareholders From:
Net realized gains on investments	—		(5.48)		(1.83)	(2.02)	(1.19)	—

Net Asset Value, End of Period	$26.03		$28.81		$36.64	$32.88	$33.54	$28.97

Total Return	(9.65	)%(b)	(7.22)%		17.43%	4.00%	20.12%	34.68%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.76%		1.79%	1.91%	1.95%	2.08%
Net expenses(c)	1.63%		1.63%		1.75%	1.91%	1.95%	1.98%
Net investment income (loss)(c)	0.55%		(0.21)%		(0.34)%	(0.69)%	(0.53)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$19,630		$31,970	$	$102,760	$62,820	$179,162	$147,174
Portfolio turnover rate(d)	163	% (b)	291%		436%	573%	819%	906%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Oceaneering International, Inc.	1.9%
St. Mary Land & Exploration Co.	1.8%
Unit Corp.	1.7%
Helix Energy Solutions Group, Inc.	1.7%
ANSYS, Inc.	1.7%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	22%
Energy	18%
Industrial	18%
Consumer Cyclical	15%
Technology	11%
Financial	8%
Communications	6%
Basic Materials	2%

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (100.2%)
	Shares	Value

A.H. Belo Corp.—Class A (Media)	658	$3,751
AAR Corp.* (Aerospace/Defense)	4,935	66,771
Aaron Rents, Inc. (Commercial Services)	4,606	102,852
Abaxis, Inc.* (Healthcare-Products)	2,961	71,449
Air Methods Corp.* (Healthcare-Services)	1,316	32,900
Albany International Corp.—Class A (Machinery-Diversified)	1,316	38,164
Allscripts Healthcare Solutions, Inc.* (Software)	3,290	40,829
AMCOL International Corp. (Mining)	1,974	56,180
Amedisys, Inc.* (Healthcare-Services)	3,619	182,470
American Medical Systems Holdings, Inc.* (Healthcare-Products)	9,541	142,638
AMERIGROUP Corp.* (Healthcare-Services)	2,303	47,902
AMN Healthcare Services, Inc.* (Commercial Services)	3,948	66,800
AmSurg Corp.* (Healthcare-Services)	4,277	104,145
Analogic Corp. (Electronics)	658	41,500
Anixter International, Inc.* (Telecommunications)	1,645	97,861
Ansoft Corp.* (Computers)	1,974	71,854
ANSYS, Inc.* (Software)	10,528	496,079
Arbitron, Inc. (Commercial Services)	3,619	171,903
ArQule, Inc.* (Biotechnology)	1,645	5,346
ArthroCare Corp.* (Healthcare-Products)	1,974	80,559
Astec Industries, Inc.* (Machinery-Construction & Mining)	987	31,722
ATC Technology Corp.* (Auto Parts & Equipment)	987	22,977
ATMI, Inc.* (Semiconductors)	1,645	45,928
Atwood Oceanics, Inc.* (Oil & Gas)	1,645	204,539
Avid Technology, Inc.* (Software)	2,632	44,718
Baldor Electric Co. (Hand/Machine Tools)	1,974	69,051
Bankrate, Inc.* (Commercial Services)	1,645	64,270
Basic Energy Services, Inc.* (Oil & Gas Services)	2,961	93,272
Bel Fuse, Inc.—Class B (Electronics)	658	16,259
Biolase Technology, Inc.* (Healthcare-Products)	1,974	6,751
Blackbaud, Inc. (Software)	5,922	126,731
Blue Coat Systems, Inc.* (Internet)	2,303	32,495
Blue Nile, Inc.* (Internet)	987	41,967
Boston Beer Co., Inc.—Class A* (Beverages)	1,316	53,535
Boston Private Financial Holdings, Inc. (Banks)	2,632	14,923
Bowne & Co., Inc. (Commercial Services)	1,316	16,779
Brady Corp.—Class A (Electronics)	3,948	136,324
Brightpoint, Inc.* (Distribution/Wholesale)	6,909	50,436
Bristow Group, Inc.* (Transportation)	1,645	81,411
Brush Engineered Materials, Inc.* (Mining)	2,632$	64,273
Buffalo Wild Wings, Inc.* (Retail)	658	16,338
Cabot Microelectronics Corp.* (Chemicals)	1,974	65,438
CACI International, Inc.—Class A* (Computers)	3,948	180,700
California Pizza Kitchen, Inc.* (Retail)	2,303	25,771
CARBO Ceramics, Inc. (Oil & Gas Services)	2,632	153,577
Cascade Bancorp (Banks)	2,303	17,733
Cascade Corp. (Machinery-Diversified)	658	27,847
Casey’s General Stores, Inc. (Retail)	2,961	68,606
Cash America International, Inc. (Retail)	1,974	61,194
Catapult Communications Corp.* (Computers)	658	4,685
CEC Entertainment, Inc.* (Retail)	3,948	110,583
Centene Corp.* (Healthcare-Services)	2,303	38,667
Century Aluminum Co.* (Mining)	1,316	87,501
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,619	124,132
Charlotte Russe Holding, Inc.* (Retail)	1,974	35,058
Chattem, Inc.* (Cosmetics/Personal Care)	2,632	171,212
Checkpoint Systems, Inc.* (Electronics)	1,974	41,217
Chemed Corp. (Commercial Services)	1,974	72,268
Christopher & Banks Corp. (Retail)	4,606	31,321
Clarcor, Inc. (Miscellaneous Manufacturing)	3,619	127,027
Coinstar, Inc.* (Commercial Services)	3,619	118,377
Comtech Telecommunications Corp.* (Telecommunications)	3,290	161,210
Concur Technologies, Inc.* (Software)	5,593	185,855
CONMED Corp.* (Healthcare-Products)	1,316	34,940
Consolidated Graphics, Inc.* (Commercial Services)	658	32,420
Cooper Cos., Inc. (Healthcare-Products)	5,922	220,002
Crocs, Inc.* (Apparel)	10,857	86,965
CryoLife, Inc.* (Biotechnology)	987	11,291
CSG Systems International, Inc.* (Software)	1,645	18,128
Cubic Corp. (Electronics)	1,316	29,320
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,264	94,015
Curtiss-Wright Corp. (Aerospace/Defense)	5,922	264,950
Cyberonics, Inc.* (Healthcare-Products)	1,316	28,557
CyberSource Corp.* (Internet)	4,935	82,563
Cymer, Inc.* (Electronics)	1,645	44,218
Daktronics, Inc. (Electronics)	4,606	92,903
Darling International, Inc.* (Environmental Control)	3,948	65,221
DealerTrack Holdings, Inc.* (Internet)	3,948	55,706
Deckers Outdoor Corp.* (Apparel)	1,645	228,984

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Delphi Financial Group, Inc.—Class A (Insurance)	3,948	$91,357
Deltic Timber Corp. (Forest Products & Paper)	1,316	70,419
Digi International, Inc.* (Software)	1,645	12,913
DineEquity, Inc. (Retail)	658	24,583
Diodes, Inc.* (Semiconductors)	4,277	118,216
Dionex Corp.* (Electronics)	2,632	174,686
Dress Barn, Inc.* (Retail)	5,922	79,236
Drew Industries, Inc.* (Building Materials)	2,303	36,733
Drill-Quip, Inc.* (Oil & Gas Services)	3,619	227,997
DSP Group, Inc.* (Semiconductors)	1,974	13,818
East West Bancorp, Inc. (Banks)	5,264	37,164
El Paso Electric Co.* (Electric)	2,303	45,599
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,645	61,424
Enzo Biochem, Inc.* (Biotechnology)	1,316	14,766
Epicor Software Corp.* (Software)	7,896	54,561
EPIQ Systems, Inc.* (Software)	4,277	60,733
Esterline Technologies Corp.* (Aerospace/Defense)	1,645	81,033
Extra Space Storage, Inc. (REIT)	3,619	55,588
FactSet Research Systems, Inc. (Computers)	5,593	315,221
FairPoint Communications, Inc. (Telecommunications)	8,225	59,302
FARO Technologies, Inc.* (Electronics)	2,303	57,967
First Cash Financial Services, Inc.* (Retail)	3,948	59,181
First Financial Bankshares, Inc. (Banks)	658	30,143
Flowers Foods, Inc. (Food)	7,238	205,125
Forestar Real Estate Group, Inc.* (Real Estate)	2,303	43,872
Forward Air Corp. (Transportation)	3,948	136,601
Fossil, Inc.* (Household Products/Wares)	6,251	181,717
Gardner Denver, Inc.* (Machinery-Diversified)	4,277	242,934
GenCorp, Inc.* (Aerospace/Defense)	1,974	14,134
General Communication, Inc.—Class A* (Telecommunications)	3,948	27,123
Genesco, Inc. (Retail)	1,974	60,937
Glacier Bancorp, Inc. (Banks)	3,290	52,607
Greatbatch, Inc.* (Electrical Components & Equipment)	1,645	28,459
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,303	86,524
Gulf Island Fabrication, Inc. (Oil & Gas Services)	658	32,196
Haemonetics Corp.* (Healthcare-Products)	3,290	182,463
Hancock Holding Co. (Banks)	1,316	51,706
Headwaters, Inc.* (Energy-Alternate Sources)	5,593	65,830
Healthcare Services Group, Inc. (Commercial Services)	2,961	45,037
HealthExtras, Inc.* (Pharmaceuticals)	4,935	148,741
HealthSpring, Inc.* (Healthcare-Services)	2,303	38,875
Healthways, Inc.* (Healthcare-Services)	4,606	136,338
Heartland Express, Inc. (Transportation)	7,567	112,824
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	12,173	506,884
Hibbett Sports, Inc.* (Retail)	4,277	90,245
Hilb, Rogal, and Hobbs Co. (Insurance)	3,290	142,983
Hillenbrand, Inc. (Commercial Services)	4,935	105,609
HMS Holdings Corp.* (Commercial Services)	1,645	35,318
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,961	167,326
Hot Topic, Inc.* (Retail)	3,290	17,799
Hub Group, Inc.—Class A* (Transportation)	2,303	78,601
Hutchinson Technology, Inc.* (Computers)	1,974	26,531
Iconix Brand Group, Inc.* (Apparel)	1,974	23,846
ICU Medical, Inc.* (Healthcare-Products)	1,645	37,638
IDEXX Laboratories, Inc.* (Healthcare-Products)	8,225	400,886
II-VI, Inc.* (Electronics)	2,303	80,421
Immucor, Inc.* (Healthcare-Products)	9,212	238,407
Infinity Property & Casualty Corp. (Insurance)	2,303	95,621
Informatica Corp.* (Software)	4,606	69,274
Infospace, Inc. (Internet)	4,277	35,627
Integra LifeSciences Holdings* (Biotechnology)	2,303	102,437
Interface, Inc.—Class A (Office Furnishings)	2,303	28,857
Intevac, Inc.* (Machinery-Diversified)	2,961	33,400
inVentiv Health, Inc.* (Advertising)	4,277	118,858
Investment Technology Group, Inc.* (Diversified Financial Services)	3,619	121,092
ION Geophysical Corp.* (Oil & Gas Services)	3,948	68,893
Itron, Inc.* (Electronics)	2,303	226,500
J & J Snack Foods Corp. (Food)	987	27,054
j2 Global Communications, Inc.* (Internet)	6,580	151,340
Jack in the Box, Inc.* (Retail)	5,264	117,966
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,974	43,132
JDA Software Group, Inc.* (Software)	1,316	23,820
Jos.A. Bank Clothiers, Inc.* (Retail)	2,303	61,605
K-Swiss, Inc.—Class A (Apparel)	3,619	53,199
Kaydon Corp. (Metal Fabricate/Hardware)	1,645	84,569
Kendle International, Inc.* (Commercial Services)	1,645	59,763
Kensey Nash Corp.* (Healthcare-Products)	1,645	52,722
Kirby Corp.* (Transportation)	4,277	205,296
Knight Transportation, Inc. (Transportation)	7,567	138,476
Kopin Corp.* (Semiconductors)	3,290	9,442
Landstar System, Inc. (Transportation)	7,238	399,682
LCA-Vision, Inc. (Healthcare-Products)	2,632	12,555
LHC Group, Inc.* (Healthcare-Services)	1,974	45,896
Lindsay Manufacturing Co. (Machinery-Diversified)	987	83,865
Littelfuse, Inc.* (Electrical Components & Equipment)	1,316	41,520
LKQ Corp.* (Distribution/Wholesale)	15,134	273,471
LoJack Corp.* (Electronics)	2,632	20,951
Lufkin Industries, Inc. (Oil & Gas Services)	987	82,197
Magellan Health Services, Inc.* (Healthcare-Services)	2,961	109,646
MagneTek, Inc.* (Electrical Components & Equipment)	1,316	5,567
Manhattan Associates, Inc.* (Computers)	1,974	46,843
Mannatech, Inc. (Pharmaceuticals)	1,974	10,739
ManTech International Corp.—Class A* (Software)	1,645	79,157
Martek Biosciences Corp.* (Biotechnology)	4,277	144,178
Matrix Service Co.* (Oil & Gas Services)	1,645	37,934
MAXIMUS, Inc. (Commercial Services)	987	34,367
Mentor Corp. (Healthcare-Products)	2,303	64,069
Mercury Computer Systems, Inc.* (Computers)	1,316	9,909
Meridian Bioscience, Inc. (Healthcare-Products)	3,290	88,567
Merit Medical Systems, Inc.* (Healthcare-Products)	3,619	53,199
Meritage Homes Corp.* (Home Builders)	3,619	54,900
Micros Systems, Inc.* (Computers)	11,186	341,061
Microsemi Corp.* (Semiconductors)	4,935	124,263
Midas, Inc.* (Commercial Services)	658	8,883
Mobile Mini, Inc.* (Storage/Warehousing)	2,632	52,640
Molina Healthcare, Inc.* (Healthcare-Services)	1,974	48,047
Monarch Casino & Resort, Inc.* (Lodging)	1,974	23,293
Moog, Inc.—Class A* (Aerospace/Defense)	2,961	110,268
Movado Group, Inc. (Retail)	987	19,543
MTS Systems Corp. (Computers)	1,316	47,218
Multimedia Games, Inc.* (Leisure Time)	1,645	7,271
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,974	16,088
Nara Bancorp, Inc. (Banks)	2,961	31,772
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,316	71,761
National Financial Partners (Diversified Financial Services)	3,619	71,729
NETGEAR, Inc.* (Telecommunications)	4,606	63,839
Network Equipment Technologies, Inc.* (Telecommunications)	987	3,504
NewMarket Corp. (Chemicals)	1,974	130,738
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,645	17,585
Nutri/System, Inc. (Commercial Services)	4,277	60,477
Oceaneering International, Inc.* (Oil & Gas Services)	7,238	557,688
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,974	19,227
Old Dominion Freight Line, Inc.* (Transportation)	2,303	69,136
Olympic Steel, Inc. (Iron/Steel)	658	49,955

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Omnicell, Inc.* (Software)	1,974	$26,017
optionsXpress Holdings, Inc. (Diversified Financial Services)	5,922	132,297
Orbital Sciences Corp.* (Aerospace/Defense)	7,896	186,030
P.F. Chang’s China Bistro, Inc.* (Retail)	3,619	80,848
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,303	22,984
Panera Bread Co.—Class A* (Retail)	4,277	197,854
Papa John’s International, Inc.* (Retail)	2,632	69,985
PAREXEL International Corp.* (Commercial Services)	2,632	69,248
Patriot Coal Corp.* (Coal)	2,303	353,027
Pediatrix Medical Group, Inc.* (Healthcare-Services)	6,580	323,933
Peet’s Coffee & Tea, Inc.* (Beverages)	658	13,042
Penn Virginia Corp. (Oil & Gas)	5,593	421,824
Perficient, Inc.* (Internet)	1,974	19,069
Pericom Semiconductor Corp.* (Semiconductors)	1,316	19,529
Perry Ellis International, Inc.* (Apparel)	658	13,963
PetMed Express, Inc.* (Pharmaceuticals)	3,290	40,303
Petroleum Development* (Oil & Gas)	1,974	131,251
PetroQuest Energy, Inc.* (Oil & Gas)	3,948	106,201
Pharmanet Development Group, Inc.* (Commercial Services)	2,632	41,507
PharMerica Corp.* (Pharmaceuticals)	3,948	89,185
Phase Forward, Inc.* (Software)	1,974	35,473
Philadelphia Consolidated Holding Corp.* (Insurance)	7,896	268,227
Phoenix Technologies, Ltd.* (Software)	1,316	14,476
Pioneer Drilling Co.* (Oil & Gas)	3,619	68,073
Planar Systems, Inc.* (Electronics)	987	2,566
Plexus Corp.* (Electronics)	2,303	63,747
Polaris Industries, Inc. (Leisure Time)	4,606	185,990
Pool Corp. (Distribution/Wholesale)	6,251	111,018
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,974	74,025
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,316	53,456
PrivateBancorp, Inc. (Banks)	3,290	99,950
ProAssurance Corp.* (Insurance)	2,961	142,454
Progress Software Corp.* (Software)	3,290	84,125
Prosperity Bancshares, Inc. (Banks)	2,303	61,559
PSS World Medical, Inc.* (Healthcare-Products)	5,593	91,166
Quality Systems, Inc. (Software)	2,303	67,432
Quanex Building Products Corp. (Building Materials)	1,974	29,334
Quiksilver, Inc.* (Apparel)	11,515	113,077
Radiant Systems, Inc.* (Computers)	1,316	14,121
Radio One, Inc.—Class D* (Media)	5,922	7,639
RadiSys Corp.* (Computers)	1,316	11,923
Ralcorp Holdings, Inc.* (Food)	2,303	113,860
RC2 Corp.* (Toys/Games/Hobbies)	1,645	30,531
Red Robin Gourmet Burgers, Inc.* (Retail)	1,316	36,506
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,277	61,760
Rewards Network, Inc.* (Commercial Services)	1,974	8,113
RLI Corp. (Insurance)	1,316	65,103
Robbins & Myers, Inc. (Machinery-Diversified)	1,316	65,629
Rogers Corp.* (Electronics)	1,316	49,468
RTI International Metals, Inc.* (Mining)	1,316	46,876
Ruth’s Hospitality Group, Inc.* (Retail)	1,316	6,817
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,619	25,442
Sanderson Farms, Inc. (Food)	1,316	45,428
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,632	66,590
ScanSource, Inc.* (Distribution/Wholesale)	3,290	88,040
Sciele Pharma, Inc. (Pharmaceuticals)	4,606	89,126
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,645	147,244
Secure Computing Corp.* (Internet)	7,567	31,327
Select Comfort Corp.* (Retail)	6,251	10,252
Shuffle Master, Inc.* (Entertainment)	4,606	22,754
SI International, Inc.* (Computers)	1,316	27,557
Signature Bank* (Banks)	1,974	50,850
Simpson Manufacturing Co., Inc. (Building Materials)	4,935	117,157
Skechers U.S.A., Inc.—Class A* (Apparel)	1,645	32,505
SkyWest, Inc. (Airlines)	4,935	62,428
Skyworks Solutions, Inc.* (Semiconductors)	6,251	61,697
Smith Micro Software, Inc.* (Software)	3,948	22,504
Sonic Corp.* (Retail)	8,225	121,730
Sonic Solutions* (Electronics)	3,619	21,569
Spartan Motors, Inc. (Auto Parts & Equipment)	1,645	12,288
SPSS, Inc.* (Software)	2,632	95,726
St. Mary Land & Exploration Co. (Oil & Gas)	8,225	531,664
Stage Stores, Inc. (Retail)	5,593	65,270
Stamps.com, Inc.* (Internet)	2,303	28,741
Standard Microsystems Corp.* (Semiconductors)	1,316	35,729
Standard Pacific Corp. (Home Builders)	8,554	28,913
Stone Energy Corp.* (Oil & Gas)	1,645	108,422
Stratasys, Inc.* (Computers)	2,961	54,660
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	987	6,968
Sunrise Assisted Living, Inc.* (Healthcare-Services)	5,922	133,127
Superior Well Services, Inc.* (Oil & Gas Services)	1,974	62,596
Supertex, Inc.* (Semiconductors)	987	23,037
SurModics, Inc.* (Healthcare-Products)	1,974	88,514
Swift Energy Co.* (Oil & Gas)	2,632	173,870
Sykes Enterprises, Inc.* (Computers)	1,645	31,025
Symmetry Medical, Inc.* (Healthcare-Products)	2,961	48,027
Synaptics, Inc.* (Computers)	1,974	74,479
Take-Two Interactive Software, Inc.* (Software)	5,264	134,600
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,606	224,727
Tetra Tech, Inc.* (Environmental Control)	2,961	66,978
TETRA Technologies, Inc.* (Oil & Gas Services)	6,580	156,012
Texas Industries, Inc. (Building Materials)	1,316	73,867
Texas Roadhouse, Inc.—Class A* (Retail)	4,277	38,365
The Andersons, Inc. (Agriculture)	987	40,181
The Children’s Place Retail Stores, Inc.* (Retail)	2,303	83,138
The E.W. Scripps Co.* (Entertainment)	2,961	9,090
The Gymboree Corp.* (Apparel)	3,948	158,196
The Hain Celestial Group, Inc.* (Food)	2,632	61,799
The Knot, Inc.* (Internet)	1,974	19,306
The Men’s Wearhouse, Inc. (Retail)	3,948	64,313
The Navigators Group, Inc.* (Insurance)	987	53,347
THQ, Inc.* (Software)	4,606	93,318
Toro Co. (Housewares)	5,264	175,133
Tower Group, Inc. (Insurance)	1,316	27,886
Tractor Supply Co.* (Retail)	4,606	133,758
TradeStation Group, Inc.* (Diversified Financial Services)	3,948	40,072
Triumph Group, Inc. (Aerospace/Defense)	987	46,488
TrueBlue, Inc.* (Commercial Services)	2,961	39,115
TTM Technologies, Inc.* (Electronics)	2,632	34,769
Tween Brands, Inc.* (Retail)	1,645	27,077
Tyler Technologies, Inc.* (Computers)	4,606	62,503
UCBH Holdings, Inc. (Banks)	13,818	31,091
UMB Financial Corp. (Banks)	1,316	67,471
Unit Corp.* (Oil & Gas)	6,251	518,645
United Natural Foods, Inc.* (Food)	5,593	108,952
United Online, Inc. (Internet)	8,883	89,096
Universal Electronics, Inc.* (Home Furnishings)	987	20,628
Universal Technical Institute, Inc.* (Commercial Services)	2,632	32,795
USANA Health Sciences, Inc.* (Pharmaceuticals)	987	26,521
Valmont Industries, Inc. (Metal Fabricate/Hardware)	987	102,934

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,277	$148,925
ViaSat, Inc.* (Telecommunications)	3,619	73,140
Vicor Corp. (Electrical Components & Equipment)	658	6,567
ViroPharma, Inc.* (Pharmaceuticals)	4,606	50,942
Vital Signs, Inc. (Healthcare-Products)	658	37,361
Volcom, Inc.* (Apparel)	1,974	47,238
W-H Energy Services, Inc.* (Oil & Gas Services)	2,961	283,486
Waste Connections, Inc.* (Environmental Control)	9,212	294,139
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	3,619	191,409
WD-40 Co. (Household Products/Wares)	987	28,870
Websense, Inc.* (Internet)	5,922	99,726
West Pharmaceutical Services, Inc. (Healthcare- Products)	1,974	85,435
Wilshire Bancorp, Inc. (Banks)	2,303	19,737
Winnebago Industries, Inc. (Home Builders)	2,632	26,820
Wintrust Financial Corp. (Banks)	1,316	31,387
WMS Industries, Inc.* (Leisure Time)	5,593	166,504
Wolverine World Wide, Inc. (Apparel)	4,277	114,068
Woodward Governor Co. (Electronics)	3,290	117,321
World Acceptance Corp.* (Diversified Financial Services)	2,303	77,542
World Fuel Services Corp. (Retail)	2,303	50,528
Wright Express Corp.* (Commercial Services)	5,264	130,547
Zenith National Insurance Corp. (Insurance)	4,935	173,515
Zep, Inc. (Chemicals)	1,316	19,582
Zoll Medical Corp.* (Healthcare-Products)	1,316	44,310
Zumiez, Inc.* (Retail)	2,303	38,184

TOTAL COMMON STOCKS
(Cost $20,913,953)		29,969,433

TOTAL INVESTMENT SECURITIES
(Cost $20,913,953)—100.2%		29,969,433
Net other assets (liabilities)—(0.2)%		(56,942)

NET ASSETS—100.0%		$29,912,491

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.4%
Aerospace/Defense	3.4%
Agriculture	0.1%
Airlines	0.2%
Apparel	3.0%
Auto Parts & Equipment	0.1%
Banks	2.1%
Beverages	0.5%
Biotechnology	1.3%
Building Materials	0.8%
Chemicals	0.7%
Coal	1.2%
Commercial Services	5.0%
Computers	4.4%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	4.3%
Energy-Alternate Sources	0.2%
Entertainment	0.1%
Environmental Control	1.4%
Food	2.0%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare-Products	7.0%
Healthcare-Services	4.3%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.6%
Insurance	3.6%
Internet	2.3%
Iron/Steel	0.2%
Leisure Time	1.2%
Lodging	0.1%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	1.6%
Media	NM
Metal Fabricate/Hardware	0.6%
Mining	0.9%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.1%
Oil & Gas	7.6%
Oil & Gas Services	8.8%
Pharmaceuticals	2.0%
REIT	0.2%
Real Estate	0.1%
Retail	6.4%
Semiconductors	2.0%
Software	6.1%
Storage/Warehousing	0.2%
Telecommunications	1.5%
Toys/Games/Hobbies	0.2%
Transportation	4.2%
Others**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $20,913,953)	$29,969,433
Dividends and interest receivable	11,972
Receivable for capital shares issued	1,613,178
Receivable for investments sold	2,492
Prepaid expenses	217

Total Assets	31,597,292

Liabilities:
Cash overdraft	23,732
Payable for investments purchased	1,589,314
Payable for capital shares redeemed	3,908
Advisory fees payable	20,445
Management services fees payable	2,726
Administration fees payable	1,086
Administrative services fees payable	11,359
Distribution fees payable	9,211
Trustee fees payable	3
Transfer agency fees payable	2,735
Fund accounting fees payable	1,853
Compliance services fees payable	346
Other accrued expenses	18,083

Total Liabilities	1,684,801

Net Assets	$29,912,491

Net Assets consist of:
Capital	$23,656,906
Accumulated net investment income (loss)	(166,074)
Accumulated net realized gains (losses) on investments	(2,633,821)
Net unrealized appreciation (depreciation) on investments	9,055,480

Net Assets	$29,912,491

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,124,550

Net Asset Value (offering and redemption price per share)	$26.60

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$128,468
Interest	647

Total Investment Income	129,115

Expenses:
Advisory fees	135,790
Management services fees	27,158
Administration fees	6,347
Transfer agency fees	7,725
Administrative services fees	60,044
Distribution fees	45,263
Custody fees	19,721
Fund accounting fees	11,786
Trustee fees	329
Compliance services fees	81
Other fees	15,002

Total Gross Expenses before reductions	329,246
Less Expenses reduced by the Advisor	(34,057)

Total Net Expenses	295,189

Net Investment Income (Loss)	(166,074)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,609,898
Change in net unrealized appreciation/depreciation on investments	(4,314,487)

Net Realized and Unrealized Gains (Losses) on Investments	(2,704,589)

Change in Net Assets Resulting from Operations	$(2,870,663)

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Growth
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(166,074)	$(965,741)
Net realized gains (losses) on investments	1,609,898	4,396,163
Change in net unrealized appreciation/depreciation on investments	(4,314,487)	(5,126,761)

Change in net assets resulting from operations	(2,870,663)	(1,696,339)

Distributions to Shareholders From:
Net realized gains on investments	—	(11,842,921)

Change in net assets resulting from distributions	—	(11,842,921)

Capital Transactions:
Proceeds from shares issued	52,052,807	356,897,440
Dividends reinvested	—	11,842,921
Value of shares redeemed	(58,768,398)	(397,181,770)

Change in net assets resulting from capital transactions	(6,715,591)	(28,441,409)

Change in net assets	(9,586,254)	(41,980,669)
Net Assets:
Beginning of period	39,498,745	81,479,414

End of period	$29,912,491	$39,498,745

Accumulated net investment income (loss)	$(166,074)	$—

Share Transactions:
Issued	1,929,142	10,681,112
Reinvested	—	403,507
Redeemed	(2,196,504)	(12,197,570)

Change in shares	(267,362)	(1,112,951)

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Growth
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.38		$32.53	$38.80	$36.08	$31.35	$23.34

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.42)	(0.51)	(0.38)	(0.44)	(0.37)
Net realized and unrealized gains (losses) on investments	(1.66)		1.93 (b)	3.31	3.10	6.57	8.38

Total income (loss) from investment activities	(1.78)		1.51	2.80	2.72	6.13	8.01

Distributions to Shareholders From:
Net realized gains on investments	—		(5.66)	(9.07)	—	(1.40)	—

Net Asset Value, End of Period	$26.60		$28.38	$32.53	$38.80	$36.08	$31.35

Total Return	(6.27	)%(c)	4.06%	8.65%	7.54%	19.80%	34.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.82%		1.73%	1.79%	1.85%	1.90%	2.00%
Net expenses(d)	1.63%		1.67%	1.77%	1.85%	1.90%	1.98%
Net investment income (loss)(d)	(0.92)%		(1.26)%	(1.31)%	(1.03)%	(1.32)%	(1.36)%

Supplemental Data:
Net assets, end of period (000’s)	$29,912		$39,499	$81,479	$186,934	$210,984	$153,401
Portfolio turnover rate(e)	149	%(c)	454%	472%	585%	979%	785%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Company, Ltd.	15.9%
China Mobile, Ltd.	10.9%
BHP Billiton, Ltd.	7.0%
China Petroleum and Chemical Corp.	6.4%
China Life Insurance Co., Ltd.	5.2%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Energy	39%
Communications	24%
Basic Materials	13%
Financial	11%
Technology	7%
Industrial	4%
Consumer Non-Cyclical	2%

Country Breakdown

China	52%
Hong Kong	16%
Taiwan	9%
India	6%
South Korea	8%
Australia	7%
Singapore	2%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks† (99.0%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	86,592	$2,471,336
AU Optronics Corp. (Electronics)	142,967	2,264,597
Baidu.com, Inc.* (Internet)	7,216	2,258,319
BHP Billiton, Ltd. (Mining)	94,259	8,029,924
Canadian Solar, Inc.* (Energy-Alternate Sources)	54,571	2,193,208
China Life Insurance Co., Ltd. (Insurance)	115,456	6,024,494
China Mobile, Ltd. (Telecommunications)	187,616	12,560,891
China Petroleum and Chemical Corp. (Oil & Gas)	78,925	7,331,343
Chunghwa Telecom Co., Ltd. (Telecommunications)	125,647	3,187,664
CNOOC, Ltd. (Oil & Gas)	29,766	5,165,592
Ctrip.com International, Ltd. (Internet)	37,884	1,734,330
Flextronics International, Ltd.* (Electronics)	237,226	2,229,924
Focus Media Holding, Ltd.* (Advertising)	60,434	1,675,230
HDFC Bank, Ltd. (Banks)	25,256	1,809,845
ICICI Bank, Ltd. (Banks)	73,964	2,127,205
Infosys Technologies, Ltd. (Software)	74,415	3,234,076
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	97,867	1,649,059
Kookmin Bank (Banks)	48,257	2,823,517
LDK Solar Company, Ltd.* (Energy-Alternate Sources)	65,395	2,477,163
New Oriental Education & Technology Group, Inc.* (Commercial Services)	31,570	1,844,319
PetroChina Company, Ltd. (Oil & Gas)	142,065	18,306,496
POSCO (Iron/Steel)	30,668	3,980,093
SINA Corp.* (Internet)	44,198	1,880,625
SK Telecom Co., Ltd. (Telecommunications)	123,123	2,557,265
Sohu.com, Inc.* (Internet)	28,413	2,001,412
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	136,653	2,391,427
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	54,571	2,044,230
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	399,135	4,354,563
Trina Solar, Ltd.* (Energy-Alternate Sources)	51,865	1,589,144
United Microelectronics Corp. (Semiconductors)	355	1,037
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	94,259	1,500,603

TOTAL COMMON STOCKS
(Cost $70,503,992)		113,698,931

TOTAL INVESTMENT SECURITIES
(Cost $70,503,992)—99.0%		113,698,931
Net other assets (liabilities)—1.0%		1,170,651

NET ASSETS—100.0%		$114,869,582

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	1.5%
Banks	6.0%
Commercial Services	1.6%
Electronics	3.9%
Energy-Alternate Sources	12.1%
Insurance	5.2%
Internet	6.8%
Iron/Steel	3.5%
Mining	9.1%
Oil & Gas	26.8%
Semiconductors	3.8%
Software	2.8%
Telecommunications	15.9%
Other**	1.0%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Australia	7.0%
China	51.8%
Hong Kong	15.4%
India	6.2%
South Korea	8.2%
Singapore	1.9%
Taiwan	8.5%
Other**	1.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $70,503,992)	$113,698,931
Dividends and interest receivable	385,901
Receivable for capital shares issued	10,082
Receivable for investments sold	2,520,408
Prepaid expenses	718

Total Assets	116,616,040

Liabilities:
Cash overdraft	669,305
Payable for capital shares redeemed	822,469
Advisory fees payable	85,667
Management services fees payable	11,422
Administration fees payable	3,817
Administrative services fees payable	43,559
Distribution fees payable	41,035
Trustee fees payable	11
Transfer agency fees payable	10,790
Fund accounting fees payable	6,514
Compliance services fees payable	1,313
Other accrued expenses	50,556

Total Liabilities	1,746,458

Net Assets	$114,869,582

Net Assets consist of:
Capital	$58,696,230
Accumulated net investment income (loss)	1,241,994
Accumulated net realized gains (losses) on investments	11,736,419
Net unrealized appreciation (depreciation) on investments	43,194,939

Net Assets	$114,869,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,586,632

Net Asset Value (offering and redemption price per share)	$72.40

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,858,554
Interest	13,060
Foreign tax withholding	(117,688)

Total Investment Income	1,753,926

Expenses:
Advisory fees	594,035
Management services fees	118,808
Administration fees	24,610
Transfer agency fees	30,070
Administrative services fees	248,672
Distribution fees	198,012
Custody fees	18,824
Fund accounting fees	41,487
Trustee fees	1,344
Compliance services fees	302
Other fees	56,232

Total Gross Expenses before reductions	1,332,396
Less Expenses reduced by the Advisor	(41,357)

Total Net Expenses	1,291,039

Net Investment Income (Loss)	462,887

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	17,614,267
Net realized gains (losses) on futures contracts	(7,139)
Change in net unrealized appreciation/depreciation on investments	(63,947,529)

Net Realized and Unrealized Gains (Losses) on Investments	(46,340,401)

Change in Net Assets Resulting from Operations	$(45,877,514)

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$462,887	$779,107
Net realized gains (losses) on investments	17,607,128	2,800,445
Change in net unrealized appreciation/depreciation on investments	(63,947,529)	57,098,613

Change in net assets resulting from operations	(45,877,514)	60,678,165

Distributions to Shareholders From:
Net investment income	—	(138,700)

Change in net assets resulting from distributions	—	(138,700)

Capital Transactions:
Proceeds from shares issued	171,976,595	472,362,242
Dividends reinvested	—	138,700
Value of shares redeemed	(268,503,751)	(457,943,272)

Change in net assets resulting from capital transactions	(96,527,156)	14,557,670

Change in net assets	(142,404,670)	75,097,135
Net Assets:
Beginning of period	257,274,252	182,177,117

End of period	$114,869,582	$257,274,252

Accumulated net investment income (loss)	$1,241,994	$779,107

Share Transactions:
Issued	2,192,141	5,994,880
Reinvested	—	1,791
Redeemed	(3,433,604)	(6,125,475)

Change in shares	(1,241,463)	(128,804)

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Asia 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006		For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$90.97		$61.61	$44.47		$37.30	$38.76	$23.51

Investment Activities:
Net investment income (loss)(a)	0.23		0.32	0.07		0.40	0.11	0.17
Net realized and unrealized gains (losses) on investments	(18.80)		29.10	17.34		6.87	(0.38)	15.09

Total income (loss) from investment activities	(18.57)		29.42	17.41		7.27	(0.27)	15.26

Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.27)		(0.10)	(0.12)	(0.01)
Net realized gains on investments	—		—	—		—	(1.07)	—

Total distributions	—		(0.06)	(0.27)		(0.10)	(1.19)	(0.01)

Net Asset Value, End of Period	$72.40		$90.97	$61.61		$44.47	$37.30	$38.76

Total Return	(20.41	)%(b)	47.74%	39.29%		19.51%	(0.54)%	64.92%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.65%	1.71%		1.82%	1.86%	1.93%
Net expenses(c)	1.63%		1.60%	1.68	%(d)	1.82%	1.86%	1.93%
Net investment income (loss)(c)	0.59%		0.42%	0.13%		0.97%	0.29%	0.54%

Supplemental Data:
Net assets, end of period (000’s)	$114,870		$257,274	$182,177		$73,464	$41,545	$49,138
Portfolio turnover rate(e)	102	%(b)	214%	161%		256%	473%	831%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.0%
BP Amoco PLC	6.1%
Total Fina SA	5.9%
HSBC Holdings PLC	5.2%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	26%
Energy	19%
Communications	13%
Industrial	13%
Financial	12%
Basic Materials	9%
Technology	5%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	36%
Switzerland	15%
Germany	12%
France	11%
Luxembourg	10%
Netherlands	7%
Finland	3%
Ireland	3%
Greece	2%
Sweden	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd.* (Engineering & Construction)	70,152	$1,986,705
Alcatel SA* (Telecommunications)	197,816	1,194,809
Alcon, Inc. (Healthcare-Products)	12,008	1,954,782
ArcelorMittal (Iron/Steel)	32,232	3,193,224
ASML Holding NV (Semiconductors)	48,032	1,171,981
AstraZeneca PLC (Pharmaceuticals)	50,560	2,150,317
BP Amoco PLC (Oil & Gas)	60,672	4,220,951
Chicago Bridge & Iron Co. NV (Engineering & Construction)	29,704	1,182,813
Credit Suisse Group (Diversified Financial Services)	39,184	1,775,427
DaimlerChrysler AG (Auto Manufacturers)	28,440	1,753,895
Deutsche Bank AG (Banks)	17,696	1,510,353
DryShips, Inc. (Transportation)	13,272	1,064,149
Elan Corp. PLC* (Pharmaceuticals)	50,560	1,797,408
GlaxoSmithKline PLC (Pharmaceuticals)	65,728	2,906,492
HSBC Holdings PLC (Banks)	46,768	3,587,105
Millicom International Cellular SA (Telecommunications)	12,008	1,242,828
Nokia OYJ (Telecommunications)	97,328	2,384,536
Novartis AG (Pharmaceuticals)	62,568	3,443,743
Rio Tinto PLC (Mining)	5,688	2,815,560
Royal Dutch Shell PLC—Class A (Oil & Gas)	59,408	4,854,228
Sanofi-Aventis (Pharmaceuticals)	71,416	2,373,154
SAP AG (Software)	41,712	2,173,612
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	27,176	1,335,157
Siemens AG (Miscellaneous Manufacturing)	23,384	2,575,280
Telefonaktiebolaget LM Ericsson (Telecommunications)	67,624	703,290
Tenaris SA (Iron/Steel)	30,336	2,260,032
Total Fina SA (Oil & Gas)	48,032	4,095,689
UBS AG* (Diversified Financial Services)	69,520	1,436,283
Unilever NV (Food)	80,264	2,279,497
Vodafone Group PLC (Telecommunications)	113,128	3,332,751

TOTAL COMMON STOCKS
(Cost $43,313,309)		68,756,051

Repurchase Agreements (0.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $68,004 (Collateralized by $66,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $69,433)	$68,000	68,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $47,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $47,554)	46,000	46,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $73,004 (Collateralized by $75,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $76,763)	73,000	73,000

See accompanying notes to the financial statements.

35

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $80,005 (Collateralized by $81,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $82,586)	$80,000	$80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $267,000)		267,000

TOTAL INVESTMENT SECURITIES
(Cost $43,580,309)—100.2%		69,023,051
Net other assets (liabilities)—(0.2)%		(128,321)

NET ASSETS—100.0%		$68,894,730

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Auto Manufacturers	2.6%
Banks	7.4%
Diversified Financial Services	4.7%
Engineering & Construction	4.6%
Food	3.3%
Healthcare-Products	2.8%
Iron/Steel	7.9%
Mining	4.1%
Miscellaneous Manufacturing	3.7%
Oil & Gas	19.2%
Pharmaceuticals	20.3%
Semiconductors	1.7%
Software	3.2%
Telecommunications	12.8%
Transportation	1.5%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Finland	3.5%
France	11.1%
Germany	11.6%
Greece	1.5%
Ireland	2.6%
Luxembourg	9.7%
Netherlands	6.7%
Sweden	1.0%
Switzerland	15.4%
United Kingdom	36.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $43,313,309)	$68,756,051
Repurchase agreements, at cost	267,000

Total Investment Securities	69,023,051
Dividends and interest receivable	359,954
Receivable for capital shares issued	46,992
Receivable for investments sold	565,306
Prepaid expenses	451

Total Assets	69,995,754

Liabilities:
Cash overdraft	18,637
Payable for investments purchased	4,969
Payable for capital shares redeemed	909,331
Advisory fees payable	52,400
Management services fees payable	6,987
Administration fees payable	2,340
Administrative services fees payable	31,852
Distribution fees payable	28,735
Trustee fees payable	6
Transfer agency fees payable	6,354
Fund accounting fees payable	3,993
Compliance services fees payable	767
Other accrued expenses	34,653

Total Liabilities	1,101,024

Net Assets	$68,894,730

Net Assets consist of:
Capital	$58,180,781
Accumulated net investment income (loss)	2,576,573
Accumulated net realized gains (losses) on investments	(17,305,366)
Net unrealized appreciation (depreciation) on investments	25,442,742

Net Assets	$68,894,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,120,467

Net Asset Value (offering and redemption price per share)	$32.49

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$2,212,235
Interest	3,877
Foreign tax withholding	(227,572)

Total Investment Income	1,988,540

Expenses:
Advisory fees	329,714
Management services fees	65,943
Administration fees	13,776
Transfer agency fees	16,828
Administrative services fees	136,062
Distribution fees	109,905
Custody fees	7,775
Fund accounting fees	23,271
Trustee fees	734
Compliance services fees	71
Other fees	35,563

Total Gross Expenses before reductions	739,642
Less Expenses reduced by the Advisor	(23,063)

Total Net Expenses	716,579

Net Investment Income (Loss)	1,271,961

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,984,202
Net realized gains (losses) on futures contracts	14,480
Change in net unrealized appreciation/depreciation on investments	(19,792,610)

Net Realized and Unrealized Gains (Losses) on Investments	(11,793,928)

Change in Net Assets Resulting from Operations	$(10,521,967)

See accompanying notes to the financial statements.

37

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,271,961	$1,304,612
Net realized gains (losses) on investments	7,998,682	9,611,333
Change in net unrealized appreciation/depreciation on investments	(19,792,610)	3,106,070

Change in net assets resulting from operations	(10,521,967)	14,022,015

Distributions to Shareholders From:
Net investment income	—	(2,790,426)
Net realized gains on investments	—	(1,137,286)

Change in net assets resulting from distributions	—	(3,927,712)

Capital Transactions:
Proceeds from shares issued	104,499,991	428,613,665
Dividends reinvested	—	3,927,712
Value of shares redeemed	(156,804,769)	(470,938,634)

Change in net assets resulting from capital transactions	(52,304,778)	(38,397,257)

Change in net assets	(62,826,745)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$68,894,730	$131,721,475

Accumulated net investment income (loss)	$2,576,573	$1,304,612

Share Transactions:
Issued	3,154,672	12,425,191
Reinvested	—	113,847
Redeemed	(4,741,383)	(13,834,466)

Change in shares	(1,586,711)	(1,295,428)

See accompanying notes to the financial statements.

38

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$35.53		$31.99	$27.96	$28.28	$24.96	$18.01

Investment Activities:
Net investment income (loss)(a)	0.47		0.31	0.64	0.13	0.03	0.05
Net realized and unrealized gains (losses) on investments	(3.51)		4.33	4.18	2.14	3.53	6.92

Total income (loss) from investment activities	(3.04)		4.64	4.82	2.27	3.56	6.97

Distributions to Shareholders From:
Net investment income	—		(0.78)	(0.12)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		(0.32)	(0.67)	(2.55)	(0.21)	—

Total distributions	—		(1.10)	(0.79)	(2.59)	(0.24)	(0.02)

Net Asset Value, End of Period	$32.49		$35.53	$31.99	$27.96	$28.28	$24.96

Total Return	(8.56	)%(b)	14.58%	17.51%	8.09%	14.32%	38.73%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.66%	1.69%	1.76%	1.78%	1.91%
Net expenses(c)	1.63%		1.61%	1.66%	1.76%	1.78%	1.91%
Net investment income (loss)(c)	2.90%		0.88%	2.12%	0.45%	0.12%	0.25%

Supplemental Data:
Net Assets, end of period (000’s)	$68,895		$131,721	$160,024	$120,469	$140,608	$142,019
Portfolio turnover rate(d)	103	%(b)	280%	172%	230%	319%	376%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

39

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	5.9%
Bank of America Corp.	5.3%
Citigroup, Inc.	4.4%
Wells Fargo & Co.	3.6%
The Goldman Sachs Group, Inc.	3.1%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	35%
General Financial	28%
NonLife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	7%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks (94.0%)
	Shares	Value

ACE, Ltd.ADR (Insurance)	4,510	$248,456
Affiliated Managers Group, Inc.* (Diversified Financial Services)	410	36,925
AFLAC, Inc. (Insurance)	6,560	411,968
Alexandria Real Estate Equities, Inc. (REIT)	410	39,909
Allied World Assurance Holdings, Ltd.ADR (Insurance)	820	32,488
Allstate Corp. (Insurance)	7,380	336,454
AMB Property Corp. (REIT)	1,230	61,967
American Express Co. (Diversified Financial Services)	13,940	525,120
American Financial Group, Inc. (Insurance)	1,230	32,903
American International Group, Inc. (Insurance)	31,980	846,191
American National Insurance Co. (Insurance)	410	40,188
AmeriCredit Corp.* (Diversified Financial Services)	1,640	14,137
Ameriprise Financial, Inc. (Diversified Financial Services)	2,870	116,723
Annaly Mortgage Management, Inc. (REIT)	7,380	114,464
AON Corp. (Insurance)	3,690	169,519
Apartment Investment and Management Co.—Class A (REIT)	1,230	41,894
Arch Capital Group, Ltd.ADR* (Insurance)	820	54,382
Arthur J. Gallagher & Co. (Insurance)	1,230	29,643
Aspen Insurance Holdings, Ltd.ADR (Insurance)	820	19,409
Associated Banc-Corp (Banks)	1,640	31,636
Assurant, Inc. (Insurance)	1,230	81,131
Assured Guaranty, Ltd.ADR (Insurance)	820	14,752
Astoria Financial Corp. (Savings & Loans)	1,230	24,698
Avalonbay Communities, Inc. (REIT)	1,230	109,667
Axis Capital Holdings, Ltd.ADR (Insurance)	2,050	61,111
BancorpSouth, Inc. (Banks)	1,230	21,513
Bank of America Corp. (Banks)	61,114	1,458,791
Bank of Hawaii Corp. (Banks)	820	39,196
Bank of New York Mellon Corp. (Banks)	15,580	589,391
BB&T Corp. (Banks)	7,380	168,043
BioMed Realty Trust, Inc. (REIT)	820	20,115
BlackRock, Inc.—Class A (Diversified Financial Services)	410	72,570
BOK Financial Corp. (Banks)	410	21,915
Boston Properties, Inc. (REIT)	1,640	147,961
Brandywine Realty Trust (REIT)	1,230	19,385
BRE Properties, Inc.—Class A (REIT)	820	35,490
Brookfield Properties Corp.ADR (Real Estate)	2,870	51,057
Brown & Brown, Inc. (Insurance)	1,640	28,520
Camden Property Trust (REIT)	820	36,293
Capital One Financial Corp. (Diversified Financial Services)	4,920	187,009
CapitalSource, Inc. (Diversified Financial Services)	2,460	27,257
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,460	47,232
CBL & Associates Properties, Inc. (REIT)	820	18,729
Chubb Corp. (Insurance)	4,920	241,129
Cincinnati Financial Corp. (Insurance)	2,050	52,070
CIT Group, Inc. (Diversified Financial Services)	3,690	25,129
Citigroup, Inc. (Diversified Financial Services)	73,390	1,230,016
City National Corp. (Banks)	410	17,249
CME Group, Inc. (Diversified Financial Services)	820	314,216
Comerica, Inc. (Banks)	2,050	52,542
Commerce Bancshares, Inc. (Banks)	820	32,521
Conseco, Inc.* (Insurance)	2,460	24,403
Corporate Office Properties Trust (REIT)	820	28,151
Cousins Properties, Inc. (REIT)	410	9,471
Cullen/Frost Bankers, Inc. (Banks)	820	40,877
DCT Industrial Trust, Inc. (REIT)	2,460	20,369
Delphi Financial Group, Inc.—Class A (Insurance)	410	9,487
Developers Diversified Realty Corp. (REIT)	1,640	56,924
DiamondRock Hospitality Co. (REIT)	1,230	13,395
Digital Realty Trust, Inc. (REIT)	820	33,546
Discover Financial Services (Diversified Financial Services)	6,150	80,996
Douglas Emmett, Inc. (REIT)	1,640	36,031
Duke-Weeks Realty Corp. (REIT)	2,050	46,023
E* TRADE Financial Corp.* (Diversified Financial Services)	5,740	18,024
Eaton Vance Corp. (Diversified Financial Services)	1,640	65,206
Endurance Specialty Holdings, Ltd.ADR (Insurance)	820	25,248
Entertainment Properties Trust (REIT)	410	20,270
Equifax, Inc. (Commercial Services)	1,640	55,137
Equity Residential Properties Trust (REIT)	3,690	141,216
Erie Indemnity Co.—Class A (Insurance)	410	18,922
Essex Property Trust, Inc. (REIT)	410	43,665
Everest Re Group, Ltd.ADR (Insurance)	820	65,362
F.N.B. Corp. (Banks)	1,230	14,489
Fannie Mae (Diversified Financial Services)	13,530	263,970
Federal Realty Investment Trust (REIT)	820	56,580

See accompanying notes to the financial statements.

40

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Federated Investors, Inc.—Class B (Diversified Financial Services)	1,230	$42,337
Fidelity National Title Group, Inc.—Class A (Insurance)	2,870	36,162
Fifth Third Bancorp (Banks)	6,560	66,781
First American Financial Corp. (Insurance)	1,230	32,472
First Horizon National Corp. (Banks)	2,460	18,278
First Industrial Realty Trust, Inc. (REIT)	410	11,263
First Midwest Bancorp, Inc. (Banks)	820	15,293
First Niagara Financial Group, Inc. (Savings & Loans)	1,640	21,090
FirstMerit Corp. (Banks)	1,230	20,061
Forest City Enterprises, Inc.—Class A (Real Estate)	820	26,420
Franklin Resources, Inc. (Diversified Financial Services)	2,050	187,882
Freddie Mac (Diversified Financial Services)	9,020	147,928
Fulton Financial Corp. (Banks)	2,460	24,723
General Growth Properties, Inc. (REIT)	3,280	114,898
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,740	102,229
GLG Partners, Inc. (Diversified Financial Services)	2,870	22,386
Hancock Holding Co. (Banks)	410	16,109
Hanover Insurance Group, Inc. (Insurance)	820	34,850
Hartford Financial Services Group, Inc. (Insurance)	4,510	291,211
HCC Insurance Holdings, Inc. (Insurance)	1,640	34,670
HCP, Inc. (REIT)	3,280	104,337
Health Care REIT, Inc. (REIT)	1,230	54,735
Healthcare Realty Trust, Inc. (REIT)	820	19,491
Highwoods Properties, Inc. (REIT)	820	25,764
Hilb, Rogal, and Hobbs Co. (Insurance)	410	17,819
Home Properties, Inc. (REIT)	410	19,705
Hospitality Properties Trust (REIT)	1,230	30,086
Host Marriott Corp. (REIT)	6,970	95,140
HRPT Properties Trust (REIT)	3,280	22,206
Hudson City Bancorp, Inc. (Savings & Loans)	6,560	109,421
Huntington Bancshares, Inc. (Banks)	4,920	28,388
IntercontinentalExchange, Inc.* (Diversified Financial Services)	820	93,480
International Bancshares Corp. (Banks)	820	17,523
Invesco, Ltd.ADR (Diversified Financial Services)	5,330	127,813
Investment Technology Group, Inc.* (Diversified Financial Services)	410	13,719
IPC Holdings, Ltd.ADR (Insurance)	820	21,771
iStar Financial, Inc. (REIT)	1,640	21,664
J.P. Morgan Chase & Co. (Diversified Financial Services)	47,560	1,631,784
Janus Capital Group, Inc. (Diversified Financial Services)	2,050	54,264
Jefferies Group, Inc. (Diversified Financial Services)	1,640	27,585
Jones Lang LaSalle, Inc. (Real Estate)	410	24,678
KeyCorp (Banks)	6,560	72,029
Kilroy Realty Corp. (REIT)	410	19,282
Kimco Realty Corp. (REIT)	2,870	99,072
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,230	22,115
LaSalle Hotel Properties (REIT)	410	10,303
Lazard, Ltd.—Class AADR (Diversified Financial Services)	820	28,003
Legg Mason, Inc. (Diversified Financial Services)	2,050	89,318
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,430	186,808
Liberty Property Trust (REIT)	1,230	40,775
Lincoln National Corp. (Insurance)	3,690	167,231
Loews Corp. (Insurance)	4,920	230,748
M &T Bank Corp. (Banks)	1,230	86,764
Mack-Cali Realty Corp. (REIT)	820	28,019
Marsh & McLennan Cos., Inc. (Insurance)	6,970	185,053
Marshall & Ilsley Corp. (Banks)	3,280	50,282
MasterCard, Inc.—Class A (Software)	820	217,726
MBIA, Inc. (Insurance)	3,280	14,399
Mercury General Corp. (Insurance)	410	19,155
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,480	364,031
MetLife, Inc. (Insurance)	5,740	302,900
MF Global, Ltd.ADR* (Diversified Financial Services)	1,230	7,761
MGIC Investment Corp. (Insurance)	1,640	10,020
Mid-America Apartment Communities, Inc. (REIT)	410	20,926
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,230	18,143
Moody’s Corp. (Commercial Services)	2,870	98,843
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,940	502,816
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,050	54,428
National City Corp. (Banks)	9,020	43,025
National Retail Properties, Inc. (REIT)	820	17,138
Nationwide Financial Services (Insurance)	820	39,368
Nationwide Health Properties, Inc. (REIT)	1,230	38,733
New York Community Bancorp (Savings & Loans)	4,510	80,458
NewAlliance Bancshares, Inc. (Savings & Loans)	1,230	15,350
Northern Trust Corp. (Banks)	2,870	196,796
Nymex Holdings, Inc. (Diversified Financial Services)	1,230	103,910
NYSE Euronext (Diversified Financial Services)	3,280	166,165
Old Republic International Corp. (Insurance)	3,280	38,835
optionsXpress Holdings, Inc. (Diversified Financial Services)	820	18,319
PartnerRe, Ltd.ADR (Insurance)	820	56,687
People’s United Financial, Inc. (Banks)	2,460	38,376
Philadelphia Consolidated Holding Corp.* (Insurance)	820	27,855
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	820	26,740
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,460	105,067
PNC Financial Services Group (Banks)	4,920	280,932
Popular, Inc. (Banks)	3,690	24,317
Post Properties, Inc. (REIT)	410	12,198
Potlatch Corp. (Forest Products & Paper)	410	18,499
Principal Financial Group, Inc. (Insurance)	3,280	137,662
ProAssurance Corp.* (Insurance)	410	19,725
Progressive Corp. (Insurance)	8,610	161,179
ProLogis (REIT)	3,690	200,551
Prosperity Bancshares, Inc. (Banks)	410	10,959
Protective Life Corp. (Insurance)	820	31,201
Prudential Financial, Inc. (Insurance)	6,150	367,401
Public Storage, Inc. (REIT)	1,640	132,496
Raymond James Financial Corp. (Diversified Financial Services)	1,230	32,460
Rayonier, Inc. (Forest Products & Paper)	1,230	52,226
Realty Income Corp. (REIT)	1,230	27,995
Regency Centers Corp. (REIT)	820	48,478
Regions Financial Corp. (Banks)	9,430	102,881
Reinsurance Group of America, Inc. (Insurance)	410	17,843
RenaissanceRe HoldingsADR (Insurance)	820	36,629
SAFECO Corp. (Insurance)	1,230	82,607
SEI Investments Co. (Software)	2,050	48,216
Selective Insurance Group, Inc. (Insurance)	820	15,383
Senior Housing Properties Trust (REIT)	1,640	32,029
Simon Property Group, Inc. (REIT)	2,870	257,984
SL Green Realty Corp. (REIT)	820	67,830
SLM Corp.* (Diversified Financial Services)	6,560	126,936
Sovereign Bancorp, Inc. (Savings & Loans)	6,560	48,282
St. Joe Co. (Real Estate)	1,230	42,214

See accompanying notes to the financial statements.

41

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	820	$38,507
State Street Corp. (Banks)	5,740	367,303
SunTrust Banks, Inc. (Banks)	4,920	178,202
Susquehanna Bancshares, Inc. (Banks)	1,230	16,839
SVB Financial Group* (Banks)	410	19,725
Synovus Financial Corp. (Banks)	3,690	32,214
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,690	208,374
Taubman Centers, Inc. (REIT)	820	39,893
TCF Financial Corp. (Banks)	1,640	19,729
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,280	59,335
The Charles Schwab Corp. (Diversified Financial Services)	13,120	269,485
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,920	860,508
The Macerich Co. (REIT)	1,230	76,420
The Travelers Companies, Inc. (Insurance)	8,200	355,880
Torchmark Corp. (Insurance)	1,230	72,140
Transatlantic Holdings, Inc. (Insurance)	410	23,153
U.S. Bancorp (Banks)	23,780	663,224
UDR, Inc. (REIT)	1,640	36,703
UnionBanCal Corp. (Banks)	820	33,144
Unitrin, Inc. (Insurance)	820	22,607
UnumProvident Corp. (Insurance)	4,920	100,614
Valley National Bancorp (Banks)	1,640	25,863
Ventas, Inc. (REIT)	2,050	87,268
Visa, Inc.—Class A* (Commercial Services)	6,150	500,056
Vornado Realty Trust (REIT)	2,050	180,400
W.R. Berkley Corp. (Insurance)	2,050	49,528
Wachovia Corp. (Banks)	29,520	458,446
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,230	43,062
Washington Federal, Inc. (Savings & Loans)	1,230	22,263
Washington Mutual, Inc. (Savings & Loans)	11,890	58,618
Washington REIT (REIT)	820	24,641
Weingarten Realty Investors (REIT)	1,230	37,294
Wells Fargo & Co. (Banks)	42,640	1,012,700
Westamerica Bancorp (Banks)	410	21,562
Whitney Holding Corp. (Banks)	820	15,006
Willis Group Holdings, Ltd.ADR (Insurance)	2,050	64,309
Wilmington Trust Corp. (Banks)	820	21,681
XL Capital, Ltd.—Class AADR (Insurance)	2,460	50,578
Zenith National Insurance Corp. (Insurance)	410	14,416
Zions Bancorp (Banks)	1,640	51,644

TOTAL COMMON STOCKS
(Cost $26,286,638)		26,097,471

TOTAL INVESTMENT SECURITIES
(Cost $26,286,638)—94.0%		26,097,471
Net other assets (liabilities)—6.0%		1,665,243

NET ASSETS—100.0%		$27,762,714

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Banks	23.6%
Commercial Services	2.4%
Diversified Financial Services	30.8%
Forest Products & Paper	0.7%
Insurance	22.1%
REIT	11.2%
Real Estate	0.7%
Savings & Loans	1.5%
Software	1.0%
Other**	6.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

42

PROFUNDS VP
ProFund VP Financials
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $26,286,638)	$26,097,471
Dividends and interest receivable	54,312
Receivable for capital shares issued	2,470,542
Receivable for investments sold	32,385
Prepaid expenses	153

Total Assets	28,654,863

Liabilities:
Cash overdraft	300,519
Payable for investments purchased	510,096
Payable for capital shares redeemed	21,663
Advisory fees payable	15,848
Management services fees payable	2,113
Administration fees payable	836
Administrative services fees payable	9,997
Distribution fees payable	10,007
Trustee fees payable	2
Transfer agency fees payable	2,425
Fund accounting fees payable	1,427
Compliance services fees payable	256
Other accrued expenses	16,960

Total Liabilities	892,149

Net Assets	$27,762,714

Net Assets consist of:
Capital	$37,978,847
Accumulated net investment income (loss)	622,456
Accumulated net realized gains (losses) on investments	(10,649,422)
Net unrealized appreciation (depreciation) on investments	(189,167)

Net Assets	$27,762,714

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,176,522

Net Asset Value (offering and redemption price per share)	$23.60

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$496,066
Interest	1,099

Total Investment Income	497,165

Expenses:
Advisory fees	105,584
Management services fees	21,117
Administration fees	5,034
Transfer agency fees	6,168
Administrative services fees	42,205
Distribution fees	35,195
Custody fees	16,165
Fund accounting fees	9,309
Trustee fees	268
Compliance services fees	224
Other fees	14,697

Total Gross Expenses before reductions	255,966
Less Expenses reduced by the Advisor	(27,804)

Total Net Expenses	228,162

Net Investment Income (Loss)	269,003

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,806,392)
Change in net unrealized appreciation/depreciation on investments	(5,611,127)

Net Realized and Unrealized Gains (Losses) on Investments	(10,417,519)

Change in Net Assets Resulting from Operations	$(10,148,516)

See accompanying notes to the financial statements.

43

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$269,003	$353,453
Net realized gains (losses) on investments	(4,806,392)	423,664
Change in net unrealized appreciation/depreciation on investments	(5,611,127)	(6,807,488)

Change in net assets resulting from operations	(10,148,516)	(6,030,371)

Distributions to Shareholders From:
Net investment income	—	(349,425)

Change in net assets resulting from distributions	—	(349,425)

Capital Transactions:
Proceeds from shares issued	88,202,227	79,724,295
Dividends reinvested	—	349,425
Value of shares redeemed	(75,189,825)	(98,405,131)

Change in net assets resulting from capital transactions	13,012,402	(18,331,411)

Change in net assets	2,863,886	(24,711,207)
Net Assets:
Beginning of period	24,898,828	49,610,035

End of period	$27,762,714	$24,898,828

Accumulated net investment income (loss)	$622,456	$353,453

Share Transactions:
Issued	3,005,818	2,090,110
Reinvested	—	9,475
Redeemed	(2,598,200)	(2,551,398)

Change in shares	407,618	(451,813)

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.38		$40.64	$34.84	$33.80	$30.72	$23.85

Investment Activities:
Net investment income (loss)(a)	0.28		0.41	0.34	0.27	0.20	0.11
Net realized and unrealized gains (losses) on investments	(9.06)		(8.11)	5.69	1.06	2.97	6.80

Total income (loss) from investment activities	(8.78)		(7.70)	6.03	1.33	3.17	6.91

Distributions to Shareholders From:
Net investment income	—		(0.56)	(0.23)	(0.29)	(0.09)	(0.04)

Net Asset Value, End of Period	$23.60		$32.38	$40.64	$34.84	$33.80	$30.72

Total Return	(27.12	)%(b)	(19.11)%	17.35%	3.98%	10.34%	28.99%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.74%	1.76%	1.92%	1.92%	2.07%
Net expenses(c)	1.62%		1.63%	1.68%	1.92%	1.92%	1.98%
Net investment income (loss)(c)	1.91%		1.04%	0.90%	0.80%	0.63%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$27,763		$24,899	$49,610	$35,924	$30,767	$21,024
Portfolio turnover rate(d)	214	%(b)	216%	247%	316%	595%	726%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.1%
Pfizer, Inc.	7.9%
Abbott Laboratories	5.4%
Merck & Co., Inc.	5.4%
Wyeth	4.2%

Dow Jones U.S. Health Care
Index - Composition
% of Index

Pharmaceuticals and Biotechnology	64%
Health Care Equipment and Services	36%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2008
(unaudited)

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	21,620	$1,145,211
Advanced Medical Optics, Inc.* (Healthcare-Products)	940	17,616
Aetna, Inc. (Healthcare-Services)	6,815	276,212
Affymetrix, Inc.* (Biotechnology)	940	9,673
Alcon, Inc.ADR (Healthcare-Products)	1,175	191,278
Alexion Pharmaceuticals, Inc.* (Biotechnology)	470	34,075
Alkermes, Inc.* (Pharmaceuticals)	1,410	17,428
Allergan, Inc. (Pharmaceuticals)	4,230	220,171
Alpharma, Inc.—Class A* (Pharmaceuticals)	705	15,884
American Medical Systems Holdings, Inc.* (Healthcare-Products)	940	14,053
AMERIGROUP Corp.* (Healthcare-Services)	705	14,664
Amgen, Inc.* (Biotechnology)	15,275	720,369
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,880	47,733
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	235	3,929
Applera Corp.—Applied Biosystems Group (Electronics)	2,350	78,678
Applera Corp.—Celera Genomics Group* (Biotechnology)	1,175	13,348
Apria Healthcare Group, Inc.* (Healthcare-Services)	705	13,670
ArthroCare Corp.* (Healthcare-Products)	470	19,181
Bard (C.R.), Inc. (Healthcare-Products)	1,410	124,009
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,410	63,563
Baxter International, Inc. (Healthcare-Products)	8,930	570,984
Beckman Coulter, Inc. (Healthcare-Products)	940	63,478
Becton, Dickinson & Co. (Healthcare-Products)	3,290	267,477
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	235	19,009
Biogen Idec, Inc.* (Biotechnology)	4,230	236,415
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,410	40,862
Boston Scientific Corp.* (Healthcare-Products)	20,915	257,045
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,730	569,297
Brookdale Senior Living, Inc. (Healthcare-Services)	470	9,569
Celgene Corp.* (Biotechnology)	6,110	390,246
Centene Corp.* (Healthcare-Services)	705	11,837
Cephalon, Inc.* (Pharmaceuticals)	940	62,689
Cepheid, Inc.* (Healthcare-Products)	705	19,825
Charles River Laboratories International, Inc.* (Biotechnology)	940	60,085
CIGNA Corp. (Insurance)	3,995	141,383
Community Health Systems, Inc.* (Healthcare-Services)	1,410	46,502
Cooper Cos., Inc. (Healthcare-Products)	705	26,191
Covance, Inc.* (Healthcare-Services)	940	80,859
Coventry Health Care, Inc.* (Healthcare-Services)	2,115	64,338
Covidien, Ltd.ADR (Healthcare-Products)	7,050	337,624
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	705	12,591
CV Therapeutics, Inc.* (Pharmaceuticals)	705	5,802
Datascope Corp. (Healthcare-Products)	235	11,045
DaVita, Inc.* (Healthcare-Services)	1,410	74,913
DENTSPLY International, Inc. (Healthcare-Products)	1,880	69,184
Edwards Lifesciences Corp.* (Healthcare-Products)	705	43,738
Eli Lilly & Co. (Pharmaceuticals)	13,630	629,161
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,410	34,108
Enzo Biochem, Inc.* (Biotechnology)	470	5,273
Enzon Pharmaceuticals, Inc.* (Biotechnology)	470	3,346
Express Scripts, Inc.* (Pharmaceuticals)	3,055	191,610
Forest Laboratories, Inc.* (Pharmaceuticals)	4,465	155,114
Gen-Probe, Inc.* (Healthcare-Products)	705	33,473
Genentech, Inc.* (Biotechnology)	6,580	499,422
Genzyme Corp.* (Biotechnology)	3,760	270,795
Gilead Sciences, Inc.* (Pharmaceuticals)	12,925	684,379
Haemonetics Corp.* (Healthcare-Products)	470	26,066
Health Management Associates, Inc.—Class A* (Healthcare-Services)	3,525	22,948
Health Net, Inc.* (Healthcare-Services)	1,410	33,925
HEALTHSOUTH Corp.* (Healthcare-Services)	1,175	19,540
Healthways, Inc.* (Healthcare-Services)	470	13,912
Henry Schein, Inc.* (Healthcare-Products)	1,175	60,595
Hill-Rom Holdings, Inc. (Healthcare-Products)	940	25,361
Hologic, Inc.* (Healthcare-Products)	3,525	76,845
Hospira, Inc.* (Pharmaceuticals)	2,350	94,258
Human Genome Sciences, Inc.* (Biotechnology)	1,880	9,795
Humana, Inc.* (Healthcare-Services)	2,350	93,459
IDEXX Laboratories, Inc.* (Healthcare-Products)	940	45,816
Illumina, Inc.* (Biotechnology)	705	61,413
ImClone Systems, Inc.* (Pharmaceuticals)	940	38,032
Immucor, Inc.* (Healthcare-Products)	940	24,327
Incyte Genomics, Inc.* (Biotechnology)	1,175	8,942
InterMune, Inc.* (Biotechnology)	470	6,166
Intuitive Surgical, Inc.* (Healthcare-Products)	470	126,618
Invacare Corp. (Healthcare-Products)	470	9,607
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,175	38,975
Invitrogen Corp.* (Biotechnology)	1,175	46,131

See accompanying notes to the financial statements.

46

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,175	$16,015
Johnson & Johnson (Healthcare-Products)	39,950	2,570,383
Kinetic Concepts, Inc.* (Healthcare-Products)	705	28,137
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,525	36,907
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,645	114,541
LifePoint Hospitals, Inc.* (Healthcare-Services)	705	19,952
Lincare Holdings, Inc.* (Healthcare-Services)	940	26,696
Magellan Health Services, Inc.* (Healthcare-Services)	470	17,404
Medarex, Inc.* (Pharmaceuticals)	1,880	12,427
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,050	332,760
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	705	14,650
Medtronic, Inc. (Healthcare-Products)	15,745	814,804
Mentor Corp. (Healthcare-Products)	470	13,075
Merck & Co., Inc. (Pharmaceuticals)	30,315	1,142,572
Millipore Corp.* (Biotechnology)	705	47,841
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,230	51,056
Myriad Genetics, Inc.* (Biotechnology)	705	32,092
Nektar Therapeutics* (Biotechnology)	1,175	3,936
NuVasive, Inc.* (Healthcare-Products)	470	20,990
Odyssey Healthcare, Inc.* (Healthcare-Services)	470	4,578
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	705	25,098
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	705	29,131
Owens & Minor, Inc. (Distribution/Wholesale)	470	21,474
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	470	7,628
PAREXEL International Corp.* (Commercial Services)	705	18,549
Patterson Cos., Inc.* (Healthcare-Products)	1,645	48,347
PDL BioPharma, Inc. (Biotechnology)	1,645	17,470
Pediatrix Medical Group, Inc.* (Healthcare-Services)	705	34,707
Perrigo Co. (Pharmaceuticals)	1,175	37,330
Pfizer, Inc. (Pharmaceuticals)	96,115	1,679,129
Pharmaceutical Product Development, Inc. (Commercial Services)	1,410	60,489
PharMerica Corp.* (Pharmaceuticals)	470	10,617
PSS World Medical, Inc.* (Healthcare-Products)	940	15,322
Psychiatric Solutions, Inc.* (Healthcare-Services)	705	26,677
Quest Diagnostics, Inc. (Healthcare-Services)	2,115	102,514
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,175	16,967
ResMed, Inc.* (Healthcare-Products)	1,175	41,995
Savient Pharmaceuticals, Inc.* (Biotechnology)	705	17,837
Schering-Plough Corp. (Pharmaceuticals)	22,795	448,834
Sepracor, Inc.* (Pharmaceuticals)	1,410	28,087
St. Jude Medical, Inc.* (Healthcare-Products)	4,700	192,136
STERIS Corp. (Healthcare-Products)	940	27,034
Stryker Corp. (Healthcare-Products)	4,465	280,759
Sunrise Assisted Living, Inc.* (Healthcare-Services)	705	15,848
Techne Corp.* (Healthcare-Products)	470	36,373
Tenet Healthcare Corp.* (Healthcare-Services)	6,580	36,585
The Medicines Co.* (Pharmaceuticals)	705	13,973
Theravance, Inc.* (Pharmaceuticals)	705	8,368
Thermo Electron Corp.* (Electronics)	5,875	327,414
United Therapeutics Corp.* (Pharmaceuticals)	235	22,971
UnitedHealth Group, Inc. (Healthcare-Services)	17,390	456,487
Universal Health Services, Inc.—Class B (Healthcare-Services)	705	44,570
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,175	20,104
Varian Medical Systems, Inc.* (Healthcare-Products)	1,880	97,478
Varian, Inc.* (Electronics)	470	23,998
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,880	62,924
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,175	19,916
Waters Corp.* (Electronics)	1,410	90,945
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,410	38,310
WellCare Health Plans, Inc.* (Healthcare-Services)	470	16,991
WellPoint, Inc.* (Healthcare-Services)	7,520	358,403
West Pharmaceutical Services, Inc. (Healthcare-Products)	470	20,342
Wyeth (Pharmaceuticals)	18,800	901,648
Zimmer Holdings, Inc.* (Healthcare-Products)	3,290	223,884

TOTAL COMMON STOCKS
(Cost $14,249,376)		21,269,624

TOTAL INVESTMENT SECURITIES
(Cost $14,249,376)—100.0%		21,269,624
Net other assets (liabilities)—NM		2,236

NET ASSETS—100.0%		$21,271,860

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Biotechnology	12.0%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	2.4%
Healthcare-Products	32.7%
Healthcare-Services	9.7%
Insurance	0.7%
Pharmaceuticals	42.0%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

47

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $14,249,376)	$21,269,624
Dividends and interest receivable	16,064
Receivable for capital shares issued	160,584
Prepaid expenses	240

Total Assets	21,446,512

Liabilities:
Cash overdraft	133,891
Payable for capital shares redeemed	688
Advisory fees payable	11,458
Management services fees payable	1,528
Administration fees payable	607
Administrative services fees payable	6,537
Distribution fees payable	6,838
Trustee fees payable	2
Transfer agency fees payable	1,579
Fund accounting fees payable	1,035
Compliance services fees payable	267
Other accrued expenses	10,222

Total Liabilities	174,652

Net Assets	$21,271,860

Net Assets consist of:
Capital	$23,048,202
Accumulated net investment income (loss)	156,183
Accumulated net realized gains (losses) on investments	(8,952,773)
Net unrealized appreciation (depreciation) on investments	7,020,248

Net Assets	$21,271,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	776,533

Net Asset Value (offering and redemption price per share)	$27.39

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$287,439
Interest	730

Total Investment Income	288,169

Expenses:
Advisory fees	120,871
Management services fees	24,174
Administration fees	4,630
Transfer agency fees	5,703
Administrative services fees	50,406
Distribution fees	40,290
Custody fees	8,727
Fund accounting fees	8,318
Trustee fees	253
Other fees	12,788

Total Gross Expenses before reductions	276,160
Less Expenses reduced by the Advisor	(13,467)

Total Net Expenses	262,693

Net Investment Income (Loss)	25,476

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,214,386)
Change in net unrealized appreciation/depreciation on investments	(3,789,698)

Net Realized and Unrealized Gains (Losses) on Investments	(5,004,084)

Change in Net Assets Resulting from Operations	$(4,978,608)

See accompanying notes to the financial statements.

48

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$25,476	$130,707
Net realized gains (losses) on investments	(1,214,386)	5,280,103
Change in net unrealized appreciation/depreciation on investments	(3,789,698)	(1,929,133)

Change in net assets resulting from operations	(4,978,608)	3,481,677

Capital Transactions:
Proceeds from shares issued	33,951,691	137,261,507
Value of shares redeemed	(70,425,632)	(145,306,962)

Change in net assets resulting from capital transactions	(36,473,941)	(8,045,455)

Change in net assets	(41,452,549)	(4,563,778)
Net Assets:
Beginning of period	62,724,409	67,288,187

End of period	$21,271,860	$62,724,409

Accumulated net investment income (loss)	$156,183	$130,707

Share Transactions:
Issued	1,147,881	4,392,848
Redeemed	(2,367,728)	(4,679,335)

Change in shares	(1,219,847)	(286,487)

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$31.42		$29.48	$28.01	$26.42	$25.81	$21.98

Investment Activities:
Net investment income (loss)(a)	0.02		0.07	(0.08)	(0.15)	(0.13)	(0.15)
Net realized and unrealized gains (losses) on investments	(4.05)		1.87	1.55	1.74	0.74	3.98

Total income (loss) from investment activities	(4.03)		1.94	1.47	1.59	0.61	3.83

Net Asset Value, End of Period	$27.39		$31.42	$29.48	$28.01	$26.42	$25.81

Total Return	(12.83	)%(b)	6.58%	5.25%	6.02%	2.36%	17.42%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.76%	1.89%	1.91%	2.04%
Net expenses(c)	1.63%		1.63%	1.72%	1.89%	1.91%	1.97%
Net investment income (loss)(c)	0.16%		0.24%	(0.29)%	(0.57)%	(0.51)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$21,272		$62,724	$67,288	$57,307	$40,017	$25,286
Portfolio turnover rate(d)	88	%(b)	221%	123%	310%	464%	877%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.0%
International Business Machines Corp.	8.5%
Apple Computer, Inc.	7.9%
Cisco Systems, Inc.	7.3%
Google, Inc.—Class A	6.5%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	57%
Software and Computer Services	43%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2008
(unaudited)

Common Stocks (99.2%)
	Shares	Value

ADC Telecommunications, Inc.* (Telecommunications)	914	$13,500
Adobe Systems, Inc.* (Software)	5,027	198,014
ADTRAN, Inc. (Telecommunications)	457	10,895
Advanced Micro Devices, Inc.* (Semiconductors)	5,484	31,972
Akamai Technologies, Inc.* (Internet)	1,828	63,596
Altera Corp. (Semiconductors)	2,742	56,759
Amdocs, Ltd.ADR* (Telecommunications)	1,828	53,780
American Tower Corp.* (Telecommunications)	3,656	154,466
Amkor Technology, Inc.* (Semiconductors)	914	9,515
Analog Devices, Inc. (Semiconductors)	2,742	87,113
ANSYS, Inc.* (Software)	914	43,068
Apple Computer, Inc.* (Computers)	8,683	1,453,882
Applied Materials, Inc. (Semiconductors)	13,253	253,000
Ariba, Inc.* (Internet)	914	13,445
Arris Group, Inc.* (Telecommunications)	1,371	11,585
Atheros Communications* (Telecommunications)	457	13,710
Atmel Corp.* (Semiconductors)	4,570	15,904
Autodesk, Inc.* (Software)	2,285	77,256
BMC Software, Inc.* (Software)	1,828	65,808
Broadcom Corp.—Class A* (Semiconductors)	4,113	112,244
Brocade Communications Systems, Inc.*(Computers)	3,656	30,125
CA, Inc. (Software)	4,113	94,969
CACI International, Inc.—Class A* (Computers)	457	20,917
Cadence Design Systems, Inc.* (Computers)	2,285	23,078
Cerner Corp.* (Software)	457	20,647
Check Point Software Technologies, Ltd.ADR* (Internet)	1,828	43,269
Ciena Corp.* (Telecommunications)	914	21,177
Cisco Systems, Inc.* (Telecommunications)	58,039	1,349,987
Citrix Systems, Inc.* (Software)	1,828	53,761
Cognizant Technology Solutions Corp.* (Computers)	2,742	89,142
Computer Sciences Corp.* (Computers)	1,371	64,218
Compuware Corp.* (Software)	2,742	26,159
Corning, Inc. (Telecommunications)	15,081	347,617
Cree Research, Inc.* (Semiconductors)	914	20,848
Crown Castle International Corp.* (Telecommunications)	2,285	88,498
Cypress Semiconductor Corp.* (Semiconductors)	1,371	33,932
Dell, Inc.* (Computers)	17,366	379,968
Diebold, Inc. (Computers)	457	16,260
Digital River, Inc.* (Internet)	457	17,631
DST Systems, Inc.* (Computers)	457	25,158
EarthLink, Inc.* (Internet)	914	7,906
Echostar Holding Corp.* (Telecommunications)	457	14,268
Electronic Data Systems Corp. (Computers)	5,027	123,865
EMC Corp.* (Computers)	20,108	295,387
Emulex Corp.* (Semiconductors)	914	10,648
Equinix, Inc.* (Internet)	457	40,774
F5 Networks, Inc.* (Internet)	914	25,976
Fair Isaac Corp. (Software)	457	9,492
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,371	16,082
First Solar, Inc.* (Energy-Alternate Sources)	457	124,679
Foundry Networks, Inc.* (Telecommunications)	1,371	16,205
Gartner Group, Inc.* (Commercial Services)	457	9,469
Google, Inc.—Class A* (Internet)	2,285	1,202,870
Harris Corp. (Telecommunications)	1,371	69,222
Hewlett-Packard Co. (Computers)	19,164	847,240
Informatica Corp.* (Software)	914	13,747
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,371	24,335
Integrated Device Technology, Inc.* (Semiconductors)	1,828	18,170
Intel Corp. (Semiconductors)	55,754	1,197,596
InterDigital, Inc.* (Telecommunications)	457	11,114
Intermec, Inc.* (Machinery-Diversified)	457	9,634
International Business Machines Corp. (Computers)	13,253	1,570,878
International Rectifier Corp.* (Semiconductors)	914	17,549
Intersil Corp.—Class A (Semiconductors)	1,371	33,343
Intuit, Inc.* (Software)	2,742	75,597
j2 Global Communications, Inc.* (Internet)	457	10,511
JDS Uniphase Corp.* (Telecommunications)	2,285	25,958
Juniper Networks, Inc.* (Telecommunications)	5,027	111,499
KLA-Tencor Corp. (Semiconductors)	1,828	74,418
Lam Research Corp.* (Semiconductors)	1,371	49,562
Lexmark International, Inc.—Class A* (Computers)	914	30,555
Linear Technology Corp. (Semiconductors)	1,828	59,538
LSI Logic Corp.* (Semiconductors)	6,398	39,284
Macrovision Solutions Corp.* (Entertainment)	914	13,673
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,570	80,706
McAfee, Inc.* (Internet)	1,371	46,655
MEMC Electronic Materials, Inc.* (Semiconductors)	2,285	140,619
Mentor Graphics Corp.* (Computers)	914	14,441

See accompanying notes to the financial statements.

51

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Microchip Technology, Inc. (Semiconductors)	1,828	$55,827
Micron Technology, Inc.* (Semiconductors)	7,312	43,872
Micros Systems, Inc.* (Computers)	914	27,868
Microsemi Corp.* (Semiconductors)	914	23,015
Microsoft Corp. (Software)	80,889	2,225,256
Motorola, Inc. (Telecommunications)	20,565	150,947
National Semiconductor Corp. (Semiconductors)	2,285	46,934
NCR Corp.* (Computers)	1,828	46,066
NetApp, Inc.* (Computers)	3,199	69,290
Novell, Inc.* (Software)	3,199	18,842
Novellus Systems, Inc.* (Semiconductors)	914	19,368
Nuance Communications, Inc.* (Software)	1,828	28,645
NVIDIA Corp.* (Semiconductors)	5,484	102,660
ON Semiconductor Corp.* (Semiconductors)	3,656	33,526
Oracle Corp.* (Software)	37,931	796,551
Parametric Technology Corp.* (Software)	914	15,236
Perot Systems Corp.—Class A* (Computers)	914	13,719
Pitney Bowes, Inc. (Office/Business Equipment)	1,828	62,335
Plantronics, Inc. (Telecommunications)	457	10,200
PMC-Sierra, Inc.* (Semiconductors)	2,285	17,480
Polycom, Inc.* (Telecommunications)	914	22,265
Progress Software Corp.* (Software)	457	11,685
QLogic Corp.* (Semiconductors)	1,371	20,003
Qualcomm, Inc. (Telecommunications)	15,538	689,421
Quest Software, Inc.* (Software)	914	13,536
Rambus, Inc.* (Semiconductors)	914	17,430
Red Hat, Inc.* (Software)	1,828	37,821
SAIC, Inc.* (Commercial Services)	1,828	38,041
Salesforce.com, Inc.* (Software)	914	62,362
SanDisk Corp.* (Computers)	2,285	42,729
SBA Communications Corp.—Class A* (Telecommunications)	914	32,913
Seagate TechnologyADR (Computers)	4,570	87,424
Silicon Laboratories, Inc.* (Semiconductors)	457	16,493
Skyworks Solutions, Inc.* (Semiconductors)	1,371	13,532
Sonus Networks, Inc.* (Telecommunications)	2,742	9,378
Sun Microsystems, Inc.* (Computers)	7,769	84,527
Sybase, Inc.* (Software)	914	26,890
Symantec Corp.* (Internet)	8,226	159,173
Synopsys, Inc.* (Computers)	1,371	32,781
Tech Data Corp.* (Distribution/Wholesale)	457	15,488
Tellabs, Inc.* (Telecommunications)	3,656	17,000
Teradata Corp.* (Computers)	1,828	42,300
Teradyne, Inc.* (Semiconductors)	1,828	20,236
Texas Instruments, Inc. (Semiconductors)	12,796	360,335
Tibco Software, Inc.* (Internet)	1,828	13,984
Unisys Corp.* (Computers)	3,199	12,636
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	914	31,825
VeriSign, Inc.* (Internet)	1,828	69,098
VMware, Inc.—Class A* (Software)	457	24,614
Western Digital Corp.* (Computers)	2,285	78,901
Xerox Corp. (Office/Business Equipment)	8,683	117,741
Xilinx, Inc. (Semiconductors)	2,742	69,235
Yahoo!, Inc.* (Internet)	12,339	254,924

TOTAL COMMON STOCKS
(Cost $11,824,548)		18,344,696

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $4,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $4,208)	$4,000	4,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $2,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $3,035)	2,000	2,000

HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $4,000 (Collateralized by $4,008 Federal Home Loan Mortgage Corp., 5.05%, 10/15/10, market value $4,080)	4,000	4,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $6,000 (Collateralized by $7,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $7,137)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES
(Cost $11,840,548)—99.3%		18,360,696
Net other assets (liabilities)—0.7%		120,724

NET ASSETS—100.0%		$18,481,420

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Technology invested, as a percentage of net assets, in following industries, as of June 30, 2008:

Commercial Services	0.3%
Computers	29.8%
Distribution/Wholesale	0.2%
Energy-Alternate Sources	0.7%
Entertainment	0.1%
Internet	10.6%
Machinery-Diversified	0.1%
Office/Business Equipment	0.9%
Semiconductors	17.6%
Software	21.1%
Telecommunications	17.8%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable capital shares redeemed.

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $11,824,548)	$18,344,696
Repurchase agreements, at cost	16,000

Total Investment Securities	18,360,696
Cash	305
Dividends and interest receivable	4,041
Receivable for capital shares issued	8,488
Receivable for investments sold	203,365
Prepaid expenses	87

Total Assets	18,576,982

Liabilities:
Payable for capital shares redeemed	57,678
Advisory fees payable	11,865
Management services fees payable	1,582
Administration fees payable	567
Administrative services fees payable	5,469
Distribution fees payable	7,075
Trustee fees payable	2
Transfer agency fees payable	1,326
Fund accounting fees payable	967
Compliance services fees payable	176
Other accrued expenses	8,855

Total Liabilities	95,562

Net Assets	$18,481,420

Net Assets consist of:
Capital	$26,888,538
Accumulated net investment income (loss)	(82,663)
Accumulated net realized gains (losses) on investments	(14,844,603)

Net unrealized appreciation (depreciation) on investments	6,520,148

Net Assets	$18,481,420

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,269,187

Net Asset Value (offering and redemption price per share)	$14.56

Statement of Operations

For the six months ended June 30, 2008

Investment Income:
Dividends	$66,126
Interest	430

Total Investment Income	66,556

Expenses:
Advisory fees	68,659
Management services fees	13,732
Administration fees	3,162
Transfer agency fees	3,605
Administrative services fees	24,009
Distribution fees	22,886
Custody fees	5,897
Fund accounting fees	5,352
Trustee fees	152
Compliance services fees	51
Other fees	8,037

Total Gross Expenses before reductions	155,542
Less Expenses reduced by the Advisor	(6,323)

Total Net Expenses	149,219

Net Investment Income (Loss)	(82,663)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(790,227)
Change in net unrealized appreciation/depreciation on investments	(2,957,030)

Net Realized and Unrealized Gains (Losses) on Investments	(3,747,257)

Change in Net Assets Resulting from Operations	$(3,829,920)

See accompanying notes to the financial statements.

53

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(82,663)	$(234,770)
Net realized gains (losses) on investments	(790,227)	(359,571)
Change in net unrealized appreciation/depreciation on investments	(2,957,030)	2,516,752

Change in net assets resulting from operations	(3,829,920)	1,922,411

Capital Transactions:
Proceeds from shares issued	27,691,746	99,995,160
Value of shares redeemed	(40,825,185)	(84,990,018)

Change in net assets resulting from capital transactions	(13,133,439)	15,005,142

Change in net assets	(16,963,359)	16,927,553
Net Assets:
Beginning of period	35,444,779	18,517,226

End of period	$18,481,420	$35,444,779

Accumulated net investment income (loss)	$(82,663)	$—

Share Transactions:
Issued	1,854,028	6,146,733
Redeemed	(2,680,835)	(5,304,134)

Change in shares	(826,807)	842,599

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$16.91		$14.77	$14.91	$15.30	$15.56	$10.66

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.16)	(0.16)	(0.19)	0.06	(0.20)
Net realized and unrealized gains (losses) on investments	(2.28)		2.30	1.27	0.40	(0.14)	5.10

Total income (loss) from investment activities	(2.35)		2.14	1.11	0.21	(0.08)	4.90

Distributions to Shareholders From:
Net investment income	—		—	—	(0.05)	—	—
Net realized gains on investments	—		—	(1.25)	(0.55)	(0.18)	—

Total distributions	—		—	(1.25)	(0.60)	(0.18)	—

Net Asset Value, End of Period	$14.56		$16.91	$14.77	$14.91	$15.30	$15.56

Total Return	(13.90	)%(b)	14.41%	8.07%	1.22%	(0.43)%	45.97%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.72%	1.78%	1.89%	1.87%	1.93%
Net expenses(c)	1.63%		1.63%	1.68%	1.89%	1.87%	1.93%
Net investment income (loss)(c)	(0.90)%		(1.01)%	(1.07)%	(1.29)%	0.40%	(1.47)%

Supplemental Data:
Net assets, end of period (000’s)	$18,481		$35,445	$18,517	$19,716	$24,476	$30,631
Portfolio turnover rate(d)	135	%(b)	332%	254%	381%	497%	702%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	34%
Futures Contracts	11%
Swap Agreements	82%

Total Exposure	127%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-terminvestments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)	Schedule of Portfolio Investments June 30, 2008

U.S. Treasury Obligations (33.7%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.38%, 2/15/38	$23,600,000	$23,050,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,725,743)		23,050,563

Repurchase Agreements (62.7%)
Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,477 (Collateralized by $8,710,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $8,767,725)	8,591,000	8,591,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,501 (Collateralized by $8,663,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $8,765,203)	8,591,000	8,591,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,518 (Collateralized by $8,737,000 of various U.S. Government Agency Obligations, 3.50%–5.13%, 7/30/08–5/20/11, market value $8,766,852)	8,591,000	8,591,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,588,537 (Collateralized by $8,452,000 of various U.S. Government Agency Obligations, 4.88%–5.00%, 9/15/08–11/18/11, market value $8,766,265)	8,588,000	8,588,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $8,591,370 (Collateralized by $8,736,462 of various U.S. Government Agency Obligations, 4.13%–5.05%, 10/15/10–12/21/12, market value $8,763,512)	8,591,000	8,591,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,952,000)		42,952,000

TOTAL INVESTMENT SECURITIES
(Cost $65,677,743)—96.4%		66,002,563
Net other assets (liabilities)—3.6%		2,488,144

NET ASSETS—100.0%		$68,490,707

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $7,525,781)	65	$122,247

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$24,417,969	$715,152
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	32,329,391	687,221

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $22,725,743)	$23,050,563
Repurchase agreements, at cost	42,952,000

Total Investment Securities	66,002,563
Cash	966
Segregated cash balances with brokers for futures contracts	166,075
Interest receivable	391,009
Unrealized gain on swap agreements	1,402,373
Receivable for capital shares issued	631,501
Prepaid expenses	555

Total Assets	68,595,042

Liabilities:
Payable for capital shares redeemed	4,459
Advisory fees payable	25,161
Management services fees payable	5,032
Administration fees payable	1,931
Administrative services fees payable	20,572
Distribution fees payable	19,273
Trustee fees payable	5
Transfer agency fees payable	5,163
Fund accounting fees payable	3,296
Compliance services fees payable	842
Other accrued expenses	18,601

Total Liabilities	104,335

Net Assets	$68,490,707

Net Assets consist of:
Capital	$69,365,500
Accumulated net realized gains (losses) on investments	(2,724,233)
Net unrealized appreciation (depreciation) on investments	1,849,440

Net Assets	$68,490,707

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,150,525

Net Asset Value (offering and redemption price per share)	$31.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$1,601,922

Expenses:
Advisory fees	238,911
Management services fees	71,674
Administration fees	13,193
Transfer agency fees	16,292
Administrative services fees	153,408
Distribution fees	119,455
Custody fees	3,541
Fund accounting fees	22,352
Trustee fees	727
Compliance services fees	345
Other fees	28,979

Total Gross Expenses before reductions	668,877
Less Expenses reduced by the Advisor	(33,375)

Total Net Expenses	635,502

Net Investment Income (Loss)	966,420

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(64,737)
Net realized gains (losses) on futures contracts	171,619
Net realized gains (losses) on swap agreements	1,531,084
Change in net unrealized appreciation/depreciation on investments	(1,259,306)

Net Realized and Unrealized Gains (Losses) on Investments	378,660

Change in Net Assets Resulting from Operations	$1,345,080

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$966,420	$2,456,146
Net realized gains (losses) on investments	1,637,966	2,089,784
Change in net unrealized appreciation/depreciation on investments	(1,259,306)	2,555,477

Change in net assets resulting from operations	1,345,080	7,101,407

Distributions to Shareholders From:
Net investment income	(966,420)	(2,456,146)

Change in net assets resulting from distributions	(966,420)	(2,456,146)

Capital Transactions:
Proceeds from shares issued	325,491,959	385,266,785
Dividends reinvested	966,420	2,456,146
Value of shares redeemed	(353,051,646)	(330,921,391)

Change in net assets resulting from capital transactions	(26,593,267)	56,801,540

Change in net assets	(26,214,607)	61,446,801
Net Assets:
Beginning of period	94,705,314	33,258,513

End of period	$68,490,707	$94,705,314

Share Transactions:
Issued	10,297,984	12,775,191
Reinvested	29,942	81,415
Redeemed	(11,127,620)	(11,007,629)

Change in shares	(799,694)	1,848,977

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$32.10		$30.20	$32.75	$30.74	$28.66	$34.12

Investment Activities:
Net investment income (loss)(a)	0.32		1.06	1.04	0.75	0.25	0.06
Net realized and unrealized gains (losses) on investments	(0.25	)(b)	1.91	(2.55)	2.01	2.09	(0.90)

Total income (loss) from investment activities	0.07		2.97	(1.51)	2.76	2.34	(0.84)

Distributions to Shareholders From:
Net investment income	(0.32)		(1.07)	(1.04)	(0.75)	(0.25)	(0.06)
Net realized gains on investments	—		—	—	—	—	(3.23)
Return of capital	—		—	—	—	(0.01)	(1.33)

Total distributions	(0.32)		(1.07)	(1.04)	(0.75)	(0.26)	(4.62)

Net Asset Value, End of Period	$31.85		$32.10	$30.20	$32.75	$30.74	$28.66

Total Return	0.22	%(c)	10.12%	(4.52)%	9.01%	8.18%	(2.55)%

Ratios to Average Net Assets:
Gross expenses(d)	1.40%		1.43%	1.42%	1.59%	1.61%	1.74%
Net expenses(d)	1.33%		1.33%	1.38%	1.59%	1.61%	1.73%
Net investment income (loss)(d)	2.02%		3.55%	3.45%	2.32%	0.86%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$68,491		$94,705	$33,259	$91,463	$43,605	$36,776
Portfolio turnover rate(e)	211	%(c)	474%	1,308%	1,660%	1,258%	526%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(129)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (103.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,943 (Collateralized by $17,201,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $17,324,605)	$16,982,000	$16,982,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,991 (Collateralized by $17,121,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $17,322,987)	16,982,000	16,982,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,024 (Collateralized by $17,105,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $17,332,851)	16,982,000	16,982,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,061 (Collateralized by $16,755,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/30/08–11/18/11, market value $17,329,864)	16,982,000	16,982,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,731 (Collateralized by $17,308,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $17,322,423)	16,982,000	16,982,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,910,000)		84,910,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option 155 expiring December 2008	150	3,790

TOTAL OPTIONS PURCHASED
(Cost $4,961)		3,790

TOTAL INVESTMENT SECURITIES
(Cost $84,914,961)—103.8%		84,913,709
Net other assets (liabilities)—(3.8)%		(3,089,192)

NET ASSETS—100.0%		$81,824,517

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $5,441,719)	47	$(119,168)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$(47,273,188)	$(1,386,350)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	(52,645,141)	(1,222,480)

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $4,961)	$3,709
Repurchase agreements, at cost	84,910,000

Total Investment Securities	84,913,709
Cash	981
Segregated cash balances with brokers for futures contracts	107,105
Interest receivable	4,750
Receivable for capital shares issued	40,325
Prepaid expenses	460

Total Assets	85,067,330

Liabilities:
Payable for capital shares redeemed	470,084
Unrealized loss on swap agreements	2,608,830
Advisory fees payable	50,924
Management services fees payable	6,790
Administration fees payable	2,236
Administrative services fees payable	31,992
Distribution fees payable	31,698
Trustee fees payable	6
Transfer agency fees payable	5,090
Fund accounting fees payable	3,815
Compliance services fees payable	741
Other accrued expenses	30,607

Total Liabilities	3,242,813

Net Assets	$81,824,517

Net Assets consist of:
Capital	133,304,606
Accumulated net investment income (loss)	4,024,046
Accumulated net realized gains (losses) on investments	(52,774,885)
Net unrealized appreciation (depreciation) on investments	(2,729,250)

Net Assets	$81,824,517

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,497,261

Net Asset Value (offering and redemption price per share)	$18.19

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$975,912

Expenses:
Advisory fees	275,585
Management services fees	55,117
Administration fees	12,937
Transfer agency fees	15,296
Administrative services fees	104,400
Distribution fees	91,862
Custody fees	3,245
Fund accounting fees	21,067
Trustee fees	643
Compliance services fees	438
Other fees	31,399

Total Gross Expenses before reductions	611,989
Less Expenses reduced by the Advisor	(18,372)

Total Net Expenses	593,617

Net Investment Income (Loss)	382,295

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,700)
Net realized gains (losses) on futures contracts	(416,068)
Net realized gains (losses) on swap agreements	(1,469,144)
Change in net unrealized appreciation/depreciation on investments	51,073

Net Realized and Unrealized Gains (Losses) on Investments	(1,836,839)

Change in Net Assets Resulting from Operations	$(1,454,544)

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Rising Rates Opportunity
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$382,295	$3,641,751
Net realized gains (losses) on investments	(1,887,912)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	51,073	(4,891,691)

Change in net assets resulting from operations	(1,454,544)	(6,434,769)

Distributions to Shareholders From:
Net investment income	—	(5,128,357)

Change in net assets resulting from distributions	—	(5,128,357)

Capital Transactions:
Proceeds from shares issued	145,782,528	401,479,561
Dividends reinvested	—	5,128,357
Value of shares redeemed	(137,544,190)	(450,898,460)

Change in net assets resulting from capital transactions	8,238,338	(44,290,542)

Change in net assets	6,783,794	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$81,824,517	$75,040,723

Accumulated net investment income (loss)	$4,024,046	$3,641,751

Share Transactions:
Issued	7,915,493	19,209,769
Reinvested	—	261,118
Redeemed	(7,468,950)	(21,742,716)

Change in shares	446,543	(2,271,829)

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP Rising Rates Opportunity
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$18.53		$20.70	$19.13	$20.78	$23.32	$24.32

Investment Activities:
Net investment income (loss)(a)	0.10		0.72	0.70	0.27	(0.10)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.44)		(1.72)	1.26	(1.92)	2.44)	(0.77)

Total income (loss) from
investment activities	(0.34)		(1.00)	1.96	(1.65)	(2.54)	(1.00)

Distributions to Shareholders From:
Net investment income	—		(1.17)	(0.39)	—	—	—

Net Asset Value, End of Period	$18.19		$18.53	$20.70	$19.13	$20.78	$23.32

Total Return	(1.78	)%(b)	(5.20)%	10.15%	(7.89)%	(10.89)%	(4.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.63%	1.64%	1.73%	1.75%	1.91%
Net expenses(c)	1.62%		1.58%	1.61%	1.73%	1.75%	1.91%
Net investment income (loss)(c)	1.04%		3.47%	3.31%	1.36%	(0.45)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$81,825		$75,041	$130,894	$139,379	$179,638	$74,272
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

63

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non- exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

64

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

65

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

66

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non -payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 11 active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 101 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

67

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in atax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

Other
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:
• Level 1–quoted prices in active markets for identical assets
• Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3–significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

68

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:
				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs			Total

							Investment
							Securities,
			Other			Other	including		Other
	Investment	Securities	Financial	Investment	Repurchase	Financial	Repurchase	Securities	Financial
	Securities	Sold Short	Instruments*	Securities	Agreements	Instruments*	Agreements	Sold Short	Instruments*

ProFund VP Large-Cap Value	$40,513,573	$—	$—	$—	$—	$—	$40,513,573	$—	$—
ProFund VP Large-Cap Growth	55,868,163	(42)	—	—	—	—	55,868,163	(42)	—
ProFund VP Small-Cap Value	19,589,053	—	—	—	—	—	19,589,053	—	—
ProFund VP Small-Cap Growth	29,969,433	—	—	—	—	—	29,969,433	—	—
ProFund VP Asia 30	113,698,931	—	—	—	—	—	113,698,931	—	—
ProFund VP Europe 30	68,756,051	—	—	—	267,000	—	69,023,051	—	—
ProFund VP Financials	26,097,471	—	—	—	—	—	26,097,471	—	—
ProFund VP Health Care	21,269,624	—	—	—	—	—	21,269,624	—	—
ProFund VP Technology	18,344,696	—	—	—	16,000	—	18,360,696	—	—
ProFund VP U.S. Government Plus	23,050,563	—	122,247	—	42,952,000	1,402,373	66,002,563	—	1,524,620
ProFund VP Rising Rates Opportunity	—	—	(119,168)	3,709	84,910,000	(2,608,830)	84,913,709	—	(2,727,998)

* Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

69

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“ Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “ Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “ Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	12/31/08	04/30/10	04/30/11	04/30/12	Total

ProFund VP Large-Cap Value	$6,255	$—	$44,503	$13,289	$64,047
ProFund VP Large-Cap Growth	—	—	14,945	15,203	30,148
ProFund VP Small-Cap Value	—	4,722	40,042	9,373	54,137
ProFund VP Small-Cap Growth	—	—	10,674	8,871	19,545
ProFund VP Asia 30	—	—	—	1,755	1,755
ProFund VP Europe 30	—	—	—	1,082	1,082
ProFund VP Financials	—	17,543	21,070	6,143	44,756
ProFund VP Health Care	—	—	21,944	5,409	27,353
ProFund VP Technology	—	12,383	10,184	1,745	24,312
ProFund VP U.S. Government Plus	—	—	36,984	9,484	46,468

70

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Large-Cap Value	$13,046
ProFund VP Large-Cap Growth	18,330
ProFund VP Small-Cap Value	7,303
ProFund VP Small-Cap Growth	9,053
ProFund VP Asia 30	39,602
ProFund VP Europe 30	21,981
ProFund VP Financials	7,039
ProFund VP Health Care	8,058
ProFund VP Technology	4,578
ProFund VP U.S. Government Plus	23,891
ProFund VP Rising Rates Opportunity	18,372

5.	Securities Transactions

	The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

		Purchases	Sales

	ProFund VP Large-Cap Value	$49,666,914	$69,941,907
	ProFund VP Large-Cap Growth	81,634,991	94,240,158
	ProFund VP Small-Cap Value	46,106,617	55,137,718
	ProFund VP Small-Cap Growth	54,199,644	61,127,375
	ProFund VP Asia 30	166,565,681	262,656,517
	ProFund VP Europe 30	96,698,275	147,056,095
	ProFund VP Financials	75,927,531	64,318,208
	ProFund VP Health Care	29,891,565	66,425,780
	ProFund VP Technology	26,591,579	39,560,985

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

		Purchases	Sales

	ProFund VP U.S. Government Plus	$66,608,333	$72,158,116

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

71

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Correlation Risk

A number of factors may affect a ProFund VP’ s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “ leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	Total

ProFund VP Health Care	$96,603	$545,130	$231,704	$—	$—	$873,437
ProFund VP Technology	—	—	—	635,500	—	635,500
ProFund VP U.S. Government Plus	1,049,287	581,813	—	2,734,672	—	4,365,772
ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	5,366,257	49,848,679

72

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$7,993,723	$5,807,241	$3,450,241	$3,425,937	$—	$20,677,142
ProFund VP Financials	—	578,912	945,464	—	—	1,524,376
ProFund VP Health Care	—	1,584,064	680,216	—	—	2,264,280
ProFund VP Technology	1,006,389	2,609,011	186,109	3,182,798	1,074,176	8,058,483
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

The tax character of dividends paid to Shareholders during the latest tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$4,939,708	$777,088	$5,716,796
ProFund VP Large-Cap Growth	1,062,067	343,823	1,405,890
ProFund VP Small-Cap Value	2,612,774	3,076,187	5,688,961
ProFund VP Small-Cap Growth	5,194,481	6,648,440	11,842,921
ProFund VP Asia 30	138,700	—	138,700
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Financials	349,425	—	349,425
ProFund VP U.S. Government Plus	2,350,006	—	2,350,006
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$2,268,224	$5,323,273	$—	$—	$3,957,714	$11,549,211
ProFund VP Large-Cap Growth	922,666	92,786	—	—	7,527,367	8,542,819
ProFund VP Small-Cap Value	—	3,171,171	—	—	958,140	4,129,311
ProFund VP Small-Cap Growth	—	633,202	—	—	8,493,046	9,126,248
ProFund VP Asia 30	8,396,294	2,024,237	—	—	91,630,335	102,050,866
ProFund VP Europe 30	3,563,363	6,878,092	—	(20,677,142)	31,471,603	21,235,916
ProFund VP Financials	353,453	—	—	(1,524,376)	1,103,306	(67,617)
ProFund VP Health Care	130,707	—	—	(3,137,717)	6,209,276	3,202,266
ProFund VP Technology	—	—	—	(8,693,983)	4,116,785	(4,577,198)
ProFund VP U.S. Government Plus	240,371	—	(240,371)	(4,365,772)	3,112,319	(1,253,453)
ProFund VP Rising Rates Opportunity	3,641,751	—	—	(50,867,549)	(2,799,747)	(50,025,545)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

73

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$45,543,891	$—	$(5,030,318)	$(5,030,318)
ProFund VP Large-Cap Growth	52,966,405	4,411,117	(1,509,359)	2,901,758
ProFund VP Small-Cap Value	20,690,260	—	(1,101,207)	(1,101,207)
ProFund VP Small-Cap Growth	28,475,985	2,351,453	(858,005)	1,493,448
ProFund VP Asia 30	78,612,489	39,890,641	(4,804,199)	35,086,442
ProFund VP Europe 30	52,827,026	18,040,993	(1,844,968)	16,196,025
ProFund VP Financials	33,535,968	3,258,279	(10,696,776)	(7,438,497)
ProFund VP Health Care	18,111,209	3,573,400	(414,985)	3,158,415
ProFund VP Technology	16,722,233	1,836,930	(198,467)	1,638,463
ProFund VP U.S. Government Plus	65,811,754	255,677	(64,868)	190,809
ProFund VP Rising Rates Opportunity	84,914,961	—	—	—

74

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “ Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Large-Cap Value	$1,000.00	$832.00	$7.42	1.63%
ProFund VP Large-Cap Growth	1,000.00	911.20	7.75	1.63%
ProFund VP Small-Cap Value	1,000.00	903.50	7.71	1.63%
ProFund VP Small-Cap Growth	1,000.00	937.30	7.85	1.63%
ProFund VP Asia 30	1,000.00	795.90	7.28	1.63%
ProFund VP Europe 30	1,000.00	914.40	7.76	1.63%
ProFund VP Financials	1,000.00	728.80	6.96	1.62%
ProFund VP Health Care	1,000.00	871.70	7.59	1.63%
ProFund VP Technology	1,000.00	861.00	7.54	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,002.20	6.62	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	982.20	7.98	1.62%

*   Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Large-Cap Value	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.76	8.17	1.63%
ProFund VP Small-Cap Value	1,000.00	1,016.76	8.17	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.76	8.17	1.63%
ProFund VP Asia 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Europe 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Financials	1,000.00	1,016.81	8.12	1.62%
ProFund VP Health Care	1,000.00	1,016.76	8.17	1.63%
ProFund VP Technology	1,000.00	1,016.76	8.17	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	6.67	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.81	8.12	1.62%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

75

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Non-Equity ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP Europe 30
26	ProFund VP Rising Rates Opportunity

30	Notes to Financial Statements

39	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	12%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.7%
General Electric Co.	2.1%
Microsoft Corp.	1.7%
ChevronTexaco Corp.	1.6%
AT&T, Inc.	1.6%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (87.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	5,371	$373,768
Abbott Laboratories (Pharmaceuticals)	11,726	621,126
Abercrombie & Fitch Co.—Class A (Retail)	656	41,118
ACE, Ltd.ADR (Insurance)	2,542	140,039
Adobe Systems, Inc.* (Software)	4,059	159,884
Advanced Micro Devices, Inc.* (Semiconductors)	4,592	26,771
Aetna, Inc. (Healthcare-Services)	3,690	149,556
Affiliated Computer Services, Inc.—Class A* (Computers)	738	39,476
AFLAC, Inc. (Insurance)	3,608	226,582
Agilent Technologies, Inc.* (Electronics)	2,747	97,628
Air Products & Chemicals, Inc. (Chemicals)	1,599	158,077
AK Steel Holding Corp. (Iron/Steel)	820	56,580
Akamai Technologies, Inc.* (Internet)	1,271	44,218
Alcoa, Inc. (Mining)	6,191	220,523
Allegheny Energy, Inc. (Electric)	1,271	63,690
Allegheny Technologies, Inc. (Iron/Steel)	779	46,179
Allergan, Inc. (Pharmaceuticals)	2,337	121,641
Allied Waste Industries, Inc.* (Environmental Control)	2,583	32,597
Allstate Corp. (Insurance)	4,182	190,657
Altera Corp. (Semiconductors)	2,296	47,527
Altria Group, Inc. (Agriculture)	15,908	327,068
Amazon.com, Inc.* (Internet)	2,337	171,372
Ameren Corp. (Electric)	1,599	67,526
American Capital Strategies, Ltd. (Investment Companies)	1,558	37,034
American Electric Power, Inc. (Electric)	3,034	122,058
American Express Co. (Diversified Financial Services)	8,815	332,061
American International Group, Inc. (Insurance)	20,418	540,260
American Tower Corp.* (Telecommunications)	2,993	126,454
Ameriprise Financial, Inc. (Diversified Financial Services)	1,681	68,366
AmerisourceBergen Corp. (Pharmaceuticals)	1,230	49,188
Amgen, Inc.* (Biotechnology)	8,282	390,579
Anadarko Petroleum Corp. (Oil & Gas)	3,567	266,954
Analog Devices, Inc. (Semiconductors)	2,214	70,339
Anheuser-Busch Cos., Inc. (Beverages)	5,412	336,193
AON Corp. (Insurance)	2,255	103,595
Apache Corp. (Oil & Gas)	2,542	353,338
Apartment Investment and Management Co.—Class A (REIT)	697	23,740
Apollo Group, Inc.—Class A* (Commercial Services)	1,066	47,181
Apple Computer, Inc.* (Computers)	6,683	1,119,002
Applera Corp.—Applied Biosystems Group (Electronics)	1,271	42,553
Applied Materials, Inc. (Semiconductors)	10,291	196,455
Archer-Daniels-Midland Co. (Agriculture)	4,879	164,666
Ashland, Inc. (Chemicals)	410	19,762
Assurant, Inc. (Insurance)	738	48,678
AT&T, Inc. (Telecommunications)	45,141	1,520,800
Autodesk, Inc.* (Software)	1,681	56,835
Automatic Data Processing, Inc. (Software)	3,936	164,918
AutoNation, Inc.* (Retail)	1,025	10,271
AutoZone, Inc.* (Retail)	328	39,691
Avalonbay Communities, Inc. (REIT)	574	51,178
Avery Dennison Corp. (Household Products/Wares)	820	36,023
Avon Products, Inc. (Cosmetics/Personal Care)	3,239	116,669
Baker Hughes, Inc. (Oil & Gas Services)	2,337	204,114
Ball Corp. (Packaging & Containers)	738	35,232
Bank of America Corp. (Banks)	33,825	807,403
Bank of New York Mellon Corp. (Banks)	8,692	328,818
Bard (C.R.), Inc. (Healthcare-Products)	738	64,907
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	820	36,966
Baxter International, Inc. (Healthcare-Products)	4,756	304,099
BB&T Corp. (Banks)	4,141	94,291
Becton, Dickinson & Co. (Healthcare-Products)	1,845	149,999
Bed Bath & Beyond, Inc.* (Retail)	1,968	55,301
Bemis Co., Inc. (Packaging & Containers)	738	16,546
Best Buy Co., Inc. (Retail)	2,624	103,910
Big Lots, Inc.* (Retail)	615	19,213
Biogen Idec, Inc.* (Biotechnology)	2,214	123,740
BJ Services Co. (Oil & Gas Services)	2,214	70,715
Black & Decker Corp. (Hand/Machine Tools)	451	25,937
BMC Software, Inc.* (Software)	1,435	51,660
Boeing Co. (Aerospace/Defense)	5,699	374,538
Boston Properties, Inc. (REIT)	902	81,378
Boston Scientific Corp.* (Healthcare-Products)	10,250	125,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,047	308,915
Broadcom Corp.—Class A* (Semiconductors)	3,403	92,868
Brown-Forman Corp. (Beverages)	656	49,574
Burlington Northern Santa Fe Corp. (Transportation)	2,214	221,156
C.H. Robinson Worldwide, Inc. (Transportation)	1,312	71,950

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

CA, Inc. (Software)	2,952	$68,162
Cabot Oil & Gas Corp. (Oil & Gas)	738	49,985
Cameron International Corp.* (Oil & Gas Services)	1,640	90,774
Campbell Soup Co. (Food)	1,640	54,874
Capital One Financial Corp. (Diversified Financial Services)	2,870	109,089
Cardinal Health, Inc. (Pharmaceuticals)	2,706	139,575
Carnival Corp.—Class AADR (Leisure Time)	3,321	109,460
Caterpillar, Inc. (Machinery-Construction & Mining)	4,674	345,035
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,312	25,190
CBS Corp.—Class B (Media)	5,166	100,685
Celgene Corp.* (Biotechnology)	3,321	212,112
CenterPoint Energy, Inc. (Electric)	2,501	40,141
Centex Corp. (Home Builders)	943	12,608
CenturyTel, Inc. (Telecommunications)	820	29,184
Chesapeake Energy Corp. (Oil & Gas)	3,649	240,688
ChevronTexaco Corp. (Oil & Gas)	15,703	1,556,638
Chubb Corp. (Insurance)	2,788	136,640
Ciena Corp.* (Telecommunications)	697	16,150
CIGNA Corp. (Insurance)	2,132	75,451
Cincinnati Financial Corp. (Insurance)	1,230	31,242
Cintas Corp. (Textiles)	984	26,086
Cisco Systems, Inc.* (Telecommunications)	44,895	1,044,258
CIT Group, Inc. (Diversified Financial Services)	2,132	14,519
Citigroup, Inc. (Diversified Financial Services)	41,369	693,344
Citizens Communications Co. (Telecommunications)	2,460	27,896
Citrix Systems, Inc.* (Software)	1,394	40,998
Clear Channel Communications, Inc. (Media)	3,772	132,774
Clorox Co. (Household Products/Wares)	1,066	55,645
CME Group, Inc. (Diversified Financial Services)	410	157,108
CMS Energy Corp. (Electric)	1,722	25,658
Coach, Inc.* (Apparel)	2,583	74,597
Coca-Cola Co. (Beverages)	15,170	788,537
Coca-Cola Enterprises, Inc. (Beverages)	2,173	37,593
Cognizant Technology Solutions Corp.* (Computers)	2,214	71,977
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,854	266,311
Comcast Corp.—Special Class A (Media)	22,509	426,996
Comerica, Inc. (Banks)	1,148	29,423
Computer Sciences Corp.* (Computers)	1,148	53,772
Compuware Corp.* (Software)	1,968	18,775
ConAgra Foods, Inc. (Food)	3,690	71,143
ConocoPhillips (Oil & Gas)	11,726	1,106,817
CONSOL Energy, Inc. (Coal)	1,394	156,644
Consolidated Edison, Inc. (Electric)	2,091	81,737
Constellation Brands, Inc.* (Beverages)	1,476	29,313
Constellation Energy Group, Inc. (Electric)	1,353	111,081
Convergys Corp.* (Commercial Services)	943	14,013
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,312	51,824
Corning, Inc. (Telecommunications)	11,972	275,955
Costco Wholesale Corp. (Retail)	3,280	230,059
Coventry Health Care, Inc.* (Healthcare-Services)	1,148	34,922
Covidien, Ltd.ADR (Healthcare-Products)	3,813	182,605
CSX Corp. (Transportation)	3,075	193,141
Cummins, Inc. (Machinery-Diversified)	1,558	102,080
CVS Corp. (Retail)	10,865	429,928
D.R. Horton, Inc. (Home Builders)	2,091	22,687
Danaher Corp. (Miscellaneous Manufacturing)	1,927	148,957
Darden Restaurants, Inc. (Retail)	1,066	34,048
Dean Foods Co.* (Food)	1,148	22,524
Deere & Co. (Machinery-Diversified)	3,280	236,586
Dell, Inc.* (Computers)	15,334	335,508
Developers Diversified Realty Corp. (REIT)	902	31,308
Devon Energy Corp. (Oil & Gas)	3,403	408,905
Dillards, Inc.—Class A (Retail)	451	5,218
DIRECTV Group, Inc.* (Media)	5,412	140,225
Discover Financial Services (Diversified Financial Services)	3,649	48,057
Dominion Resources, Inc. (Electric)	4,387	208,339
Dover Corp. (Miscellaneous Manufacturing)	1,435	69,411
DTE Energy Co. (Electric)	1,230	52,201
Du Pont (Chemicals)	6,847	293,668
Duke Energy Corp. (Electric)	9,594	166,744
Dynegy, Inc.—Class A* (Electric)	3,772	32,251
E* TRADE Financial Corp.* (Diversified Financial Services)	3,608	11,329
Eastman Chemical Co. (Chemicals)	574	39,526
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,173	31,356
Eaton Corp. (Miscellaneous Manufacturing)	1,271	107,997
eBay, Inc.* (Internet)	8,405	229,709
Ecolab, Inc. (Chemicals)	1,353	58,165
Edison International (Electric)	2,460	126,395
El Paso Corp. (Pipelines)	5,330	115,874
Electronic Arts, Inc.* (Software)	2,419	107,476
Electronic Data Systems Corp. (Computers)	3,061	75,423
Eli Lilly & Co. (Pharmaceuticals)	7,503	346,338
Embarq Corp. (Telecommunications)	1,107	52,328
EMC Corp.* (Computers)	15,703	230,677
Emerson Electric Co. (Electrical Components & Equipment)	5,945	293,980
Ensco International, Inc. (Oil & Gas)	1,107	89,379
Entergy Corp. (Electric)	1,435	172,889
EOG Resources, Inc. (Oil & Gas)	1,886	247,443
Equifax, Inc. (Commercial Services)	984	33,082
Equity Residential Properties Trust (REIT)	2,050	78,454
Exelon Corp. (Electric)	5,002	449,980
Expedia, Inc.* (Internet)	1,599	29,390
Expeditors International of Washington, Inc. (Transportation)	1,640	70,520
Express Scripts, Inc.* (Pharmaceuticals)	1,927	120,861
Exxon Mobil Corp. (Oil & Gas)	40,180	3,541,063
Family Dollar Stores, Inc. (Retail)	1,066	21,256
Fannie Mae (Diversified Financial Services)	8,077	157,582
Federated Investors, Inc.—Class B (Diversified Financial Services)	656	22,580
FedEx Corp. (Transportation)	2,337	184,132
Fidelity National Information Services, Inc. (Software)	1,312	48,426
Fifth Third Bancorp (Banks)	4,387	44,660
First Horizon National Corp. (Banks)	1,435	10,662
FirstEnergy Corp. (Electric)	2,296	189,030
Fiserv, Inc.* (Software)	1,230	55,805
Fluor Corp. (Engineering & Construction)	656	122,068
Ford Motor Co.* (Auto Manufacturers)	17,015	81,842
Forest Laboratories, Inc.* (Pharmaceuticals)	2,296	79,763
Fortune Brands, Inc. (Household Products/Wares)	1,148	71,647
FPL Group, Inc. (Electric)	3,116	204,347
Franklin Resources, Inc. (Diversified Financial Services)	1,189	108,972
Freddie Mac (Diversified Financial Services)	4,920	80,688
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,911	341,140
GameStop Corp.—Class A* (Retail)	1,230	49,692
Gannett Co., Inc. (Media)	1,722	37,316
General Dynamics Corp. (Aerospace/Defense)	3,034	255,463
General Electric Co. (Miscellaneous Manufacturing)	75,727	2,021,154
General Growth Properties, Inc. (REIT)	2,050	71,812
General Mills, Inc. (Food)	2,542	154,477

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

General Motors Corp. (Auto Manufacturers)	4,305	$49,508
Genuine Parts Co. (Distribution/Wholesale)	1,230	48,806
Genworth Financial, Inc.—Class A (Diversified Financial Services)	3,280	58,417
Genzyme Corp.* (Biotechnology)	2,050	147,641
Gilead Sciences, Inc.* (Pharmaceuticals)	7,011	371,232
Goodrich Corp. (Aerospace/Defense)	943	44,755
Google, Inc.—Class A* (Internet)	1,763	928,078
H & R Block, Inc. (Commercial Services)	2,460	52,644
Halliburton Co. (Oil & Gas Services)	6,642	352,491
Harley-Davidson, Inc. (Leisure Time)	1,804	65,413
Harman International Industries, Inc. (Home Furnishings)	451	18,667
Hartford Financial Services Group, Inc. (Insurance)	2,378	153,547
Hasbro, Inc. (Toys/Games/Hobbies)	1,066	38,078
HCP, Inc. (REIT)	1,804	57,385
Heinz (H.J.) Co. (Food)	2,378	113,787
Hercules, Inc. (Chemicals)	861	14,577
Hess Corp. (Oil & Gas)	2,132	269,037
Hewlett-Packard Co. (Computers)	15,089	667,085
Home Depot, Inc. (Retail)	12,874	301,509
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,617	282,423
Hospira, Inc.* (Pharmaceuticals)	1,189	47,691
Host Marriott Corp. (REIT)	3,977	54,286
Hudson City Bancorp, Inc. (Savings & Loans)	3,936	65,652
Humana, Inc.* (Healthcare-Services)	1,271	50,548
Huntington Bancshares, Inc. (Banks)	2,788	16,087
IAC/InterActiveCorp* (Internet)	1,394	26,876
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,034	144,145
IMS Health, Inc. (Software)	1,394	32,480
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,419	90,543
Integrys Energy Group, Inc. (Electric)	574	29,176
Intel Corp. (Semiconductors)	43,501	934,402
IntercontinentalExchange, Inc.* (Diversified Financial Services)	533	60,762
International Business Machines Corp. (Computers)	10,455	1,239,231
International Flavors & Fragrances, Inc. (Chemicals)	615	24,022
International Game Technology (Entertainment)	2,337	58,378
International Paper Co. (Forest Products & Paper)	3,239	75,469
Interpublic Group of Cos., Inc.* (Advertising)	3,567	30,676
Intuit, Inc.* (Software)	2,419	66,692
Intuitive Surgical, Inc.* (Healthcare-Products)	287	77,318
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,394	88,282
J.C. Penney Co., Inc. (Retail)	1,681	61,004
J.P. Morgan Chase & Co. (Diversified Financial Services)	26,240	900,294
Jabil Circuit, Inc. (Electronics)	1,599	26,240
Jacobs Engineering Group, Inc.* (Engineering & Construction)	943	76,100
Janus Capital Group, Inc. (Diversified Financial Services)	1,107	29,302
JDS Uniphase Corp.* (Telecommunications)	1,763	20,028
Johnson & Johnson (Healthcare-Products)	21,402	1,377,005
Johnson Controls, Inc. (Auto Parts & Equipment)	4,510	129,347
Jones Apparel Group, Inc. (Apparel)	656	9,020
Juniper Networks, Inc.* (Telecommunications)	3,977	88,210
KB Home (Home Builders)	574	9,718
Kellogg Co. (Food)	1,927	92,535
KeyCorp (Banks)	3,690	40,516
Kimberly-Clark Corp. (Household Products/Wares)	3,198	191,176
Kimco Realty Corp. (REIT)	1,927	66,520
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,886	19,746
KLA-Tencor Corp. (Semiconductors)	1,312	53,412
Kohls Corp.* (Retail)	2,337	93,573
Kraft Foods, Inc. (Food)	11,521	327,772
Kroger Co. (Food)	5,043	145,591
L-3 Communications Holdings, Inc. (Aerospace/Defense)	943	85,690
Laboratory Corp. of America Holdings* (Healthcare-Services)	861	59,951
Legg Mason, Inc. (Diversified Financial Services)	1,066	46,446
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,271	21,315
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,289	104,775
Lennar Corp.—Class A (Home Builders)	1,066	13,154
Leucadia National Corp. (Holding Companies-Diversified)	1,353	63,510
Lexmark International, Inc.—Class A* (Computers)	738	24,671
Limited, Inc. (Retail)	2,255	37,997
Lincoln National Corp. (Insurance)	1,968	89,190
Linear Technology Corp. (Semiconductors)	1,681	54,750
Liz Claiborne, Inc. (Apparel)	738	10,443
Lockheed Martin Corp. (Aerospace/Defense)	2,583	254,839
Loews Corp. (Insurance)	2,747	128,834
Lorillard, Inc.* (Agriculture)	1,312	90,738
Lowe’s Cos., Inc. (Retail)	11,111	230,553
LSI Logic Corp.* (Semiconductors)	4,838	29,705
M&T Bank Corp. (Banks)	574	40,490
Macy’s, Inc. (Retail)	3,198	62,105
Manitowoc Co. (Machinery-Diversified)	984	32,010
Marathon Oil Corp. (Oil & Gas)	5,371	278,594
Marriott International, Inc.—Class A (Lodging)	2,296	60,247
Marsh & McLennan Cos., Inc. (Insurance)	3,895	103,412
Marshall & Ilsley Corp. (Banks)	1,968	30,169
Masco Corp. (Building Materials)	2,747	43,210
Massey Energy Co. (Coal)	615	57,656
Mattel, Inc. (Toys/Games/Hobbies)	2,747	47,029
MBIA, Inc. (Insurance)	1,599	7,020
McCormick & Co., Inc. (Food)	984	35,089
McDonald’s Corp. (Retail)	8,610	484,054
McGraw-Hill Cos., Inc. (Media)	2,460	98,695
McKesson Corp. (Commercial Services)	2,091	116,908
MeadWestvaco Corp. (Forest Products & Paper)	1,312	31,278
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,854	181,909
Medtronic, Inc. (Healthcare-Products)	8,528	441,324
MEMC Electronic Materials, Inc.* (Semiconductors)	1,722	105,972
Merck & Co., Inc. (Pharmaceuticals)	16,318	615,025
Meredith Corp. (Media)	287	8,119
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,503	237,920
MetLife, Inc. (Insurance)	5,412	285,591
MGIC Investment Corp. (Insurance)	943	5,762
Microchip Technology, Inc. (Semiconductors)	1,394	42,573
Micron Technology, Inc.* (Semiconductors)	5,781	34,686
Microsoft Corp. (Software)	60,844	1,673,818
Millipore Corp.* (Biotechnology)	410	27,823
Molex, Inc. (Electrical Components & Equipment)	1,066	26,021
Molson Coors Brewing Co.—Class B (Beverages)	1,066	57,916
Monsanto Co. (Agriculture)	4,182	528,772
Monster Worldwide, Inc.* (Internet)	943	19,435
Moody’s Corp. (Commercial Services)	1,558	53,658
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,405	303,168
Motorola, Inc. (Telecommunications)	17,138	125,793
Murphy Oil Corp. (Oil & Gas)	1,435	140,702
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,296	27,713
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,132	104,958
National City Corp. (Banks)	5,781	27,575
See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	1,640	$33,686
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,157	280,089
NetApp, Inc.* (Computers)	2,624	56,836
Newell Rubbermaid, Inc. (Housewares)	2,091	35,108
Newmont Mining Corp. (Mining)	3,444	179,639
News Corp.—Class A (Media)	17,507	263,305
Nicor, Inc. (Gas)	328	13,970
NIKE, Inc.—Class B (Apparel)	2,870	171,081
NiSource, Inc. (Electric)	2,091	37,471
Noble Corp.ADR (Oil & Gas)	2,050	133,168
Noble Energy, Inc. (Oil & Gas)	1,312	131,935
Nordstrom, Inc. (Retail)	1,353	40,996
Norfolk Southern Corp. (Transportation)	2,870	179,863
Northern Trust Corp. (Banks)	1,435	98,398
Northrop Grumman Corp. (Aerospace/Defense)	2,583	172,803
Novell, Inc.* (Software)	2,706	15,938
Novellus Systems, Inc.* (Semiconductors)	779	16,507
Nucor Corp. (Iron/Steel)	2,378	177,565
NVIDIA Corp.* (Semiconductors)	4,223	79,055
NYSE Euronext (Diversified Financial Services)	2,009	101,776
Occidental Petroleum Corp. (Oil & Gas)	6,232	560,008
Office Depot, Inc.* (Retail)	2,091	22,876
Omnicom Group, Inc. (Advertising)	2,419	108,565
Oracle Corp.* (Software)	30,135	632,835
PACCAR, Inc. (Auto Manufacturers)	2,788	116,622
Pactiv Corp.* (Packaging & Containers)	984	20,890
Pall Corp. (Miscellaneous Manufacturing)	902	35,791
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,271	90,648
Patriot Coal Corp.* (Coal)	283	43,381
Patterson Cos., Inc.* (Healthcare-Products)	984	28,920
Paychex, Inc. (Commercial Services)	2,419	75,666
Peabody Energy Corp. (Coal)	2,050	180,503
Pepco Holdings, Inc. (Electric)	1,517	38,911
PepsiCo, Inc. (Beverages)	12,054	766,514
PerkinElmer, Inc. (Electronics)	902	25,121
Pfizer, Inc. (Pharmaceuticals)	51,414	898,203
PG&E Corp. (Electric)	2,706	107,401
Philip Morris International, Inc. (Commercial Services)	16,031	791,771
Pinnacle West Capital Corp. (Electric)	779	23,970
Pitney Bowes, Inc. (Office/Business Equipment)	1,558	53,128
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,312	56,036
PNC Financial Services Group (Banks)	2,624	149,830
Polo Ralph Lauren Corp. (Apparel)	451	28,314
PPG Industries, Inc. (Chemicals)	1,230	70,565
PPL Corp. (Electric)	2,829	147,872
Praxair, Inc. (Chemicals)	2,378	224,103
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,066	102,730
Principal Financial Group, Inc. (Insurance)	1,968	82,597
Procter & Gamble Co. (Cosmetics/Personal Care)	23,206	1,411,157
Progress Energy, Inc. (Electric)	1,968	82,321
Progressive Corp. (Insurance)	5,166	96,708
ProLogis (REIT)	2,009	109,189
Prudential Financial, Inc. (Insurance)	3,321	198,397
Public Service Enterprise Group, Inc. (Electric)	3,854	177,014
Public Storage, Inc. (REIT)	943	76,185
Pulte Homes, Inc. (Home Builders)	1,640	15,793
QLogic Corp.* (Semiconductors)	1,025	14,955
Qualcomm, Inc. (Telecommunications)	12,300	545,751
Quest Diagnostics, Inc. (Healthcare-Services)	1,189	57,631
Questar Corp. (Pipelines)	1,312	93,204
Qwest Communications International, Inc. (Telecommunications)	11,562	45,439
R.R. Donnelley & Sons Co. (Commercial Services)	1,599	47,474
RadioShack Corp. (Retail)	984	12,074
Range Resources Corp. (Oil & Gas)	1,189	77,927
Raytheon Co. (Aerospace/Defense)	3,198	179,983
Regions Financial Corp. (Banks)	5,289	57,703
Reynolds American, Inc. (Agriculture)	1,312	61,231
Robert Half International, Inc. (Commercial Services)	1,189	28,500
Rockwell Collins, Inc. (Aerospace/Defense)	1,230	58,991
Rockwell International Corp. (Machinery-Diversified)	1,107	48,409
Rohm & Haas Co. (Chemicals)	943	43,793
Rowan Cos., Inc. (Oil & Gas)	861	40,252
Ryder System, Inc. (Transportation)	451	31,065
SAFECO Corp. (Insurance)	697	46,811
Safeway, Inc. (Food)	3,321	94,815
SanDisk Corp.* (Computers)	1,722	32,201
Sara Lee Corp. (Food)	5,371	65,795
Schering-Plough Corp. (Pharmaceuticals)	12,300	242,187
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,061	973,423
Sealed Air Corp. (Packaging & Containers)	1,230	23,382
Sears Holdings Corp.* (Retail)	533	39,261
Sempra Energy (Gas)	1,886	106,465
Sherwin-Williams Co. (Chemicals)	738	33,896
Sigma-Aldrich Corp. (Chemicals)	984	52,998
Simon Property Group, Inc. (REIT)	1,722	154,791
SLM Corp.* (Diversified Financial Services)	3,567	69,021
Smith International, Inc. (Oil & Gas Services)	1,517	126,123
Snap-on, Inc. (Hand/Machine Tools)	451	23,457
Southern Co. (Electric)	5,822	203,304
Southwest Airlines Co. (Airlines)	5,576	72,711
Southwestern Energy Co.* (Oil & Gas)	2,583	122,977
Sovereign Bancorp, Inc. (Savings & Loans)	3,649	26,857
Spectra Energy Corp. (Pipelines)	4,797	137,866
Sprint Corp. (Telecommunications)	21,648	205,656
St. Jude Medical, Inc.* (Healthcare-Products)	2,583	105,593
Staples, Inc. (Retail)	5,330	126,588
Starbucks Corp.* (Retail)	5,535	87,121
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,435	57,500
State Street Corp. (Banks)	3,239	207,264
Stryker Corp. (Healthcare-Products)	1,804	113,436
Sun Microsystems, Inc.* (Computers)	5,945	64,682
Sunoco, Inc. (Oil & Gas)	902	36,702
SunTrust Banks, Inc. (Banks)	2,665	96,526
SuperValu, Inc. (Food)	1,599	49,393
Symantec Corp.* (Internet)	6,396	123,763
Sysco Corp. (Food)	4,551	125,198
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,968	111,133
Target Corp. (Retail)	5,904	274,477
TECO Energy, Inc. (Electric)	1,599	34,363
Tellabs, Inc.* (Telecommunications)	3,034	14,108
Tenet Healthcare Corp.* (Healthcare-Services)	3,649	20,288
Teradata Corp.* (Computers)	1,353	31,308
Teradyne, Inc.* (Semiconductors)	1,312	14,524
Terex Corp.* (Machinery-Construction & Mining)	779	40,017
Tesoro Petroleum Corp. (Oil & Gas)	1,066	21,075
Texas Instruments, Inc. (Semiconductors)	10,045	282,867
Textron, Inc. (Miscellaneous Manufacturing)	1,886	90,396
The AES Corp.* (Electric)	5,084	97,664
The Charles Schwab Corp. (Diversified Financial Services)	7,052	144,848
The Dow Chemical Co. (Chemicals)	7,052	246,185
The E.W. Scripps Co.—Class A (Media)	697	28,953
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	861	39,993
The Gap, Inc. (Retail)	3,403	56,728

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,993	$523,476
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,845	32,896
The Hershey Co. (Food)	1,271	41,663
The New York Times Co.—Class A (Media)	1,107	17,037
The Pepsi Bottling Group, Inc. (Beverages)	1,025	28,618
The Stanley Works (Hand/Machine Tools)	615	27,570
The Travelers Companies, Inc. (Insurance)	4,592	199,293
The Williams Cos., Inc. (Pipelines)	4,428	178,493
Thermo Electron Corp.* (Electronics)	3,157	175,940
Tiffany & Co. (Retail)	943	38,427
Time Warner, Inc. (Media)	27,183	402,308
Titanium Metals Corp. (Mining)	738	10,325
TJX Cos., Inc. (Retail)	3,239	101,931
Torchmark Corp. (Insurance)	697	40,879
Total System Services, Inc. (Software)	1,517	33,708
Transocean, Inc.ADR* (Oil & Gas)	2,420	368,784
Tyco Electronics, Ltd.ADR (Electronics)	3,649	130,707
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,649	146,106
Tyson Foods, Inc.—Class A (Food)	2,091	31,240
U.S. Bancorp (Banks)	13,243	369,347
Union Pacific Corp. (Transportation)	3,936	297,168
Unisys Corp.* (Computers)	2,706	10,689
United Parcel Service, Inc.—Class B (Transportation)	7,749	476,331
United States Steel Corp. (Iron/Steel)	902	166,672
United Technologies Corp. (Aerospace/Defense)	7,380	455,346
UnitedHealth Group, Inc. (Healthcare-Services)	9,348	245,385
UnumProvident Corp. (Insurance)	2,624	53,661
UST, Inc. (Agriculture)	1,107	60,453
V.F. Corp. (Apparel)	656	46,694
Valero Energy Corp. (Oil & Gas)	4,018	165,461
Varian Medical Systems, Inc.* (Healthcare-Products)	943	48,895
VeriSign, Inc.* (Internet)	1,476	55,793
Verizon Communications, Inc. (Telecommunications)	21,648	766,339
Viacom, Inc.—Class B* (Media)	4,797	146,500
Vornado Realty Trust (REIT)	1,025	90,200
Vulcan Materials Co. (Building Materials)	820	49,020
W.W. Grainger, Inc. (Distribution/Wholesale)	492	40,246
Wachovia Corp. (Banks)	16,236	252,145
Wal-Mart Stores, Inc. (Retail)	17,671	993,110
Walgreen Co. (Retail)	7,544	245,255
Walt Disney Co. (Media)	14,473	451,558
Washington Mutual, Inc. (Savings & Loans)	8,036	39,617
Washington Post Co.—Class B (Media)	41	24,063
Waste Management, Inc. (Environmental Control)	3,731	140,696
Waters Corp.* (Electronics)	779	50,246
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	779	21,165
Weatherford International, Ltd.ADR* (Oil & Gas Services)	5,166	256,182
WellPoint, Inc.* (Healthcare-Services)	4,018	191,498
Wells Fargo & Co. (Banks)	25,092	595,935
Wendy’s International, Inc. (Retail)	656	17,856
Western Union Co. (Commercial Services)	5,617	138,852
Weyerhaeuser Co. (Forest Products & Paper)	1,599	81,773
Whirlpool Corp. (Home Furnishings)	574	35,433
Whole Foods Market, Inc. (Food)	1,066	25,254
Windstream Corp. (Telecommunications)	3,403	41,993
Wrigley (WM.) Jr. Co. (Food)	1,640	127,559
Wyeth (Pharmaceuticals)	10,127	485,691
Wyndham Worldwide Corp. (Lodging)	1,353	24,232
Xcel Energy, Inc. (Electric)	3,280	65,830
Xerox Corp. (Office/Business Equipment)	6,847	92,845
Xilinx, Inc. (Semiconductors)	2,132	53,833
XL Capital, Ltd.—Class AADR (Insurance)	1,353	27,818
XTO Energy, Inc. (Oil & Gas)	3,895	266,846
Yahoo!, Inc.* (Internet)	10,455	216,000
YUM! Brands, Inc. (Retail)	3,608	126,605
Zimmer Holdings, Inc.* (Healthcare-Products)	1,763	119,972
Zions Bancorp (Banks)	820	25,822

TOTAL COMMON STOCKS
(Cost $53,371,974)		84,705,390

Repurchase Agreements (7.9%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $1,946,108 (Collateralized by $1,887,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,985,157)	$1,946,000	1,946,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $1,326,077 (Collateralized by $1,337,000 Federal Home Loan Mortgage Corp. , 3.38%, 3/5/10, market value $1,352,773)	1,326,000	1,326,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,100,127 (Collateralized by $2,083,000 Federal Home Loan Mortgage Corp. , 4.75%, 3/5/09, market value $2,142,519)	2,100,000	2,100,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,233,140 (Collateralized by $2,275,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,280,432)	2,233,000	2,233,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,605,000)		7,605,000

TOTAL INVESTMENT SECURITIES
(Cost $60,976,974)—95.8%		92,310,390
Net other assets (liabilities)—4.2%		4,051,362

NET ASSETS—100.0%		$96,361,752

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $8,324,875)	130	$(136,767)
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,881,688)	9	(140,666)

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2008

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	3.2%
Beverages	2.2%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.3%
Coal	0.5%
Commercial Services	1.5%
Computers	4.3%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.8%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	3.3%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.8%
Investment Companies	NM
Iron/Steel	0.6%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	11.1%
Oil & Gas Services	2.5%
Packaging & Containers	NM
Pharmaceuticals	4.8%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	3.5%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	12.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $53,371,974)	$84,705,390
Repurchase agreements, at cost	7,605,000

Total Investment Securities	92,310,390
Cash	5,841
Segregated cash balances with brokers for futures contracts	612,563
Dividends and interest receivable	126,710
Receivable for capital shares issued	5,616,241
Receivable for investments sold	18,360
Variation margin on futures contracts	910
Prepaid expenses	749

Total Assets	98,691,764

Liabilities:
Payable for investments purchased	2,129,307
Payable for capital shares redeemed	7,672
Advisory fees payable	63,355
Management services fees payable	8,448
Administration fees payable	2,913
Administrative services fees payable	41,293
Distribution fees payable	34,948
Trustee fees payable	8
Transfer agency fees payable	8,334
Fund accounting fees payable	4,972
Compliance services fees payable	1,108
Other accrued expenses	27,654

Total Liabilities	2,330,012

Net Assets	$96,361,752

Net Assets consist of:
Capital	$59,718,761
Accumulated net investment income (loss)	1,388,670
Accumulated net realized gains (losses) on investments	4,198,338
Net unrealized appreciation (depreciation) on investments	31,055,983

Net Assets	$96,361,752

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,562,185

Net Asset Value (offering and redemption price per share)	$27.05

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,269,025
Interest	130,056

Total Investment Income	1,399,081

Expenses:
Advisory fees	491,083
Management services fees	98,217
Administration fees	17,596
Transfer agency fees	21,633
Administrative services fees	214,290
Distribution fees	163,694
Custody fees	13,750
Fund accounting fees	31,286
Trustee fees	945
Compliance services fees	245
Other fees	50,824

Total Gross Expenses before reductions	1,103,563
Less Expenses reduced by the Advisor	(36,275)

Total Net Expenses	1,067,288

Net Investment Income (Loss)	331,793

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,909,245
Net realized gains (losses) on futures contracts	(1,290,550)
Change in net unrealized appreciation/depreciation on investments	(17,996,844)

Net Realized and Unrealized Gains (Losses) on Investments	(15,378,149)

Change in Net Assets Resulting from Operations	$(15,046,356)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$331,793	$1,056,877
Net realized gains (losses) on investments	2,618,695	26,521,563
Change in net unrealized appreciation/depreciation on investments	(17,996,844)	(21,008,213)

Change in net assets resulting from operations	(15,046,356)	6,570,227

Distributions to Shareholders From:
Net investment income	—	(819,544
Net realized gains on investments	—	(1,803,068)

Change in net assets resulting from distributions	—	(2,622,612)

Capital Transactions:
Proceeds from shares issued	332,060,517	723,540,393
Dividends reinvested	—	2,622,612
Value of shares redeemed	(384,176,433)	(877,480,461)

Change in net assets resulting from capital transactions	(52,115,916)	(151,317,456)

Change in net assets	(67,162,272)	(147,369,841)
Net Assets:
Beginning of period	163,524,024	310,893,865

End of period	$96,361,752	$163,524,024

Accumulated net investment income (loss)	$1,388,670	$1,056,877

Share Transactions:
Issued	11,552,084	22,915,243
Reinvested	—	84,058
Redeemed	(13,282,306)	(27,934,190)

Change in shares	(1,730,222)	(4,934,889)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.90		$30.40	$28.27	$27.59	$25.72	$20.48

Investment Activities:
Net investment income (loss)(a)	0.07		0.19	0.11	0.06	0.06	(0.05)
Net realized and unrealized gains (losses) on investments	(3.92)		0.89	3.63	0.69	2.19	5.29

Total income (loss) from investment activities	(3.85)		1.08	3.74	0.75	2.25	5.24

Distributions to Shareholders From:
Net investment income	—		(0.18)	(0.08)	(0.07)	—	—
Net realized gains on investments	—		(0.40)	(1.53)	—	(0.38)	—

Total distributions	—		(0.58)	(1.61)	(0.07)	(0.38)	—

Net Asset Value, End of Period	$27.05		$30.90	$30.40	$28.27	$27.59	$25.72

Total Return	(12.46	)%(b)	3.55%	13.66%	2.74%	8.83%	25.59%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.67%	1.70%	1.78%	1.78%	1.87%
Net expenses(c)	1.63%		1.62%	1.67%	1.78%	1.78%	1.87%
Net investment income (loss)(c)	0.51%		0.60%	0.38%	0.21%	0.22%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$96,362		$163,524	$310,894	$297,546	$391,257	$223,123
Portfolio turnover rate(d)	140	%(b)	175%	224%	273%	202%	392%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	2%
Swap Agreements	15%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Comstock Resources, Inc.	0.3%
W-H Energy Services, Inc.	0.3%
Penn Virginia Corp.	0.3%
Energy Conversion Devices, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	19%
Financial	18%
Industrial	16%
Consumer Cyclical	12%
Technology	10%
Energy	9%
Communications	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks (83.4%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,476	$42,228
AAR Corp.* (Aerospace/Defense)	2,460	33,284
Aaron Rents, Inc. (Commercial Services)	2,214	49,439
Abaxis, Inc.* (Healthcare-Products)	1,476	35,616
ABIOMED, Inc.* (Healthcare-Products)	2,706	48,032
AbitibiBowater, Inc. (Forest Products & Paper)	2,952	27,542
ABM Industries, Inc. (Commercial Services)	2,706	60,208
Acadia Realty Trust (REIT)	3,690	85,423
ACI Worldwide, Inc.* (Software)	1,968	34,617
Acorda Therapeutics, Inc.* (Biotechnology)	1,968	64,609
Actel Corp.* (Semiconductors)	3,198	53,886
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,952	92,545
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,722	82,794
Acxiom Corp. (Software)	4,674	53,704
Administaff, Inc. (Commercial Services)	1,476	41,166
ADTRAN, Inc. (Telecommunications)	3,444	82,105
Aeropostale, Inc.* (Retail)	2,952	92,486
Affymetrix, Inc.* (Biotechnology)	4,182	43,033
Agilysys, Inc. (Computers)	3,690	41,845
Agree Realty Corp. (REIT)	2,214	48,819
Alaska Communications Systems Group, Inc. (Telecommunications)	4,920	58,745
Albany International Corp.—Class A (Machinery-Diversified)	2,214	64,206
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,722	124,845
Align Technology, Inc.* (Healthcare-Products)	3,936	41,289
Alkermes, Inc.* (Pharmaceuticals)	5,166	63,852
Alliance One International, Inc.* (Agriculture)	5,658	28,912
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	1,968	35,030
Allscripts Healthcare Solutions, Inc.* (Software)	3,690	45,793
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,968	52,605
Alpharma, Inc.—Class A* (Pharmaceuticals)	2,460	55,424
Altra Holdings, Inc.* (Machinery-Diversified)	3,444	57,894
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,230	41,943
AMCOL International Corp. (Mining)	1,476	42,007
Amedisys, Inc.* (Healthcare-Services)	1,230	62,017
American Equity Investment Life Holding Co. (Insurance)	5,412	44,108
American Greetings Corp.—Class A (Household Products/Wares)	3,444	42,499
American Medical Systems Holdings, Inc.* (Healthcare-Products)	4,428	66,199
American Oriental Bioengineering, Inc.* (Biotechnology)	3,690	36,420
American Reprographics Co.* (Software)	2,706	45,055
American States Water Co. (Water)	2,460	85,952
American Superconductor Corp.* (Electrical Components & Equipment)	1,968	70,553
Amerigon, Inc.* (Auto Parts & Equipment)	3,936	27,985
AMERIGROUP Corp.* (Healthcare-Services)	2,460	51,168
Amerisafe, Inc.* (Insurance)	3,690	58,819
Amkor Technology, Inc.* (Semiconductors)	5,412	56,339
AMN Healthcare Services, Inc.* (Commercial Services)	3,198	54,110
ANADIGICS, Inc.* (Semiconductors)	4,182	41,193
Angelica Corp. (Textiles)	2,706	57,557
AngioDynamics, Inc.* (Healthcare-Products)	2,214	30,155
Anixter International, Inc.* (Telecommunications)	1,230	73,173
Ansoft Corp.* (Computers)	1,230	44,772
Apogee Enterprises, Inc. (Building Materials)	1,968	31,803
Apollo Investment Corp. (Investment Companies)	7,872	112,806
Applera Corp.—Celera Genomics Group* (Biotechnology)	4,920	55,891
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,214	53,512
Applied Micro Circuits Corp.* (Semiconductors)	6,150	52,644
Arbitron, Inc. (Commercial Services)	1,476	70,110
Arch Chemicals, Inc. (Chemicals)	1,476	48,929
Arena Resources, Inc.* (Oil & Gas)	1,476	77,962
Ares Capital Corp. (Investment Companies)	8,610	86,789
Argo Group International Holdings, Ltd.ADR* (Insurance)	2,214	74,302
Ariba, Inc.* (Internet)	4,674	68,755
Arkansas Best Corp. (Transportation)	1,476	54,081
Arris Group, Inc.* (Telecommunications)	6,396	54,046
ArthroCare Corp.* (Healthcare-Products)	1,230	50,196
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,444	42,981
Asbury Automotive Group, Inc. (Retail)	3,936	50,578
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,428	104,811
Associated Estates Realty Corp. (REIT)	3,936	42,155

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Assured Guaranty, Ltd.ADR (Insurance)	3,198	$57,532
ATC Technology Corp.* (Auto Parts & Equipment)	1,968	45,815
Atheros Communications* (Telecommunications)	2,706	81,180
Atlas America, Inc. (Oil & Gas)	1,968	88,658
ATP Oil & Gas Corp.* (Oil & Gas)	1,230	48,548
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	2,214	74,435
Avista Corp. (Electric)	5,658	121,421
Avocent Corp.* (Internet)	2,706	50,332
Baldor Electric Co. (Hand/Machine Tools)	2,214	77,446
Bally Technologies, Inc.* (Entertainment)	2,460	83,148
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	3,444	55,758
Bank Mutual Corp. (Banks)	6,150	61,746
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,460	56,801
Basic Energy Services, Inc.* (Oil & Gas Services)	1,968	61,992
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,936	41,761
Belden, Inc. (Electrical Components & Equipment)	1,968	66,676
Belo Corp.—Class A (Media)	7,380	53,948
Benchmark Electronics, Inc.* (Electronics)	3,936	64,314
Bentley Pharmaceuticals, Inc.* (Healthcare-Services)	2,706	43,702
Berry Petroleum Co.—Class A (Oil & Gas)	1,476	86,907
Bill Barrett Corp.* (Oil & Gas)	1,476	87,689
BioMed Realty Trust, Inc. (REIT)	3,690	90,516
Blackboard, Inc.* (Software)	1,476	56,427
Blount International, Inc.* (Machinery-Diversified)	3,936	45,697
Blue Coat Systems, Inc.* (Internet)	1,968	27,768
Bob Evans Farms, Inc. (Retail)	2,460	70,356
Borders Group, Inc. (Retail)	4,674	28,044
Bowne & Co., Inc. (Commercial Services)	2,952	37,638
BPZ Resources, Inc.* (Oil & Gas)	2,460	72,324
Brady Corp.—Class A (Electronics)	2,460	84,944
Briggs & Stratton Corp. (Machinery-Diversified)	3,936	49,908
Brigham Exploration Co.* (Oil & Gas)	2,460	38,942
Bronco Drilling Co., Inc.* (Oil & Gas)	3,936	72,344
Brookline Bancorp, Inc. (Savings & Loans)	7,626	72,828
Brooks Automation, Inc.* (Semiconductors)	5,658	46,792
Bruker Corp.* (Healthcare-Products)	2,952	37,933
Brunswick Corp. (Leisure Time)	5,166	54,760
Brush Engineered Materials, Inc.* (Mining)	1,476	36,044
Calgon Carbon Corp.* (Environmental Control)	2,460	38,032
California Pizza Kitchen, Inc.* (Retail)	3,936	44,044
California Water Service Group (Water)	2,460	80,614
Callaway Golf Co. (Leisure Time)	4,428	52,383
Callon Petroleum Co.* (Oil & Gas)	1,968	53,844
Cano Petroleum, Inc.* (Oil & Gas)	2,952	23,439
Capital Lease Funding, Inc. (REIT)	6,642	49,749
Capstead Mortgage Corp. (REIT)	3,444	37,367
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,134	29,891
CARBO Ceramics, Inc. (Oil & Gas Services)	1,230	71,770
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,230	83,751
Carter’s, Inc.* (Apparel)	3,198	44,196
Casey’s General Stores, Inc. (Retail)	2,706	62,698
Cash America International, Inc. (Retail)	1,476	45,756
Cathay Bancorp, Inc. (Banks)	5,166	56,154
Cavium Networks, Inc.* (Semiconductors)	1,722	36,162
Cbeyond, Inc.* (Telecommunications)	1,968	31,527
Cedar Shopping Centers, Inc. (REIT)	7,380	86,494
Centene Corp.* (Healthcare-Services)	2,214	37,173
Centennial Communications Corp.* (Telecommunications)	4,674	32,671
Central Pacific Financial Corp. (Banks)	4,182	44,580
Central Vermont Public Service Corp. (Electric)	2,460	47,650
Cenveo, Inc.* (Commercial Services)	3,444	33,648
Cepheid, Inc.* (Healthcare-Products)	2,706	76,093
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,476	50,627
Charlotte Russe Holding, Inc.* (Retail)	2,460	43,690
Charming Shoppes, Inc.* (Retail)	6,396	29,358
Chart Industries, Inc.* (Machinery-Diversified)	1,476	71,793
Chattem, Inc.* (Cosmetics/Personal Care)	984	64,009
Checkpoint Systems, Inc.* (Electronics)	2,460	51,365
Cheesecake Factory, Inc.* (Retail)	4,920	78,277
Chemed Corp. (Commercial Services)	1,230	45,030
Chesapeake Utilities Corp. (Oil & Gas Services)	2,214	56,944
Chico’s FAS, Inc.* (Retail)	7,134	38,310
Cirrus Logic, Inc.* (Semiconductors)	5,658	31,458
CKE Restaurants, Inc. (Retail)	4,428	55,217
Clarcor, Inc. (Miscellaneous Manufacturing)	2,460	86,346
Clean Harbors, Inc.* (Environmental Control)	738	52,442
Cleco Corp. (Electric)	3,936	91,827
CMGI, Inc.* (Internet)	2,952	31,291
CNET Networks, Inc.* (Internet)	8,856	101,755
Coeur d’Alene Mines Corp.* (Mining)	15,498	44,944
Cogdell Spencer, Inc. (REIT)	2,706	43,973
Cogent Communications Group, Inc.* (Internet)	2,706	36,260
Cogent, Inc.* (Electronics)	3,690	41,955
Cognex Corp. (Machinery-Diversified)	2,706	62,373
Coinstar, Inc.* (Commercial Services)	1,722	56,327
Collective Brands, Inc.* (Retail)	3,444	40,054
Colonial Properties Trust (REIT)	3,690	73,874
Comfort Systems USA, Inc. (Building Materials)	4,182	56,206
Community Bank System, Inc. (Banks)	3,444	71,015
Commvault Systems, Inc.* (Software)	2,706	45,028
Compass Minerals International, Inc. (Mining)	1,230	99,089
Complete Production Services, Inc.* (Oil & Gas Services)	2,460	89,593
comScore, Inc.* (Internet)	1,230	26,839
Comstock Resources, Inc.* (Oil & Gas)	1,722	145,388
Comtech Telecommunications Corp.* (Telecommunications)	1,476	72,324
Conceptus, Inc.* (Healthcare-Products)	2,706	50,034
Concho Resources, Inc.* (Oil & Gas)	2,214	82,582
Concur Technologies, Inc.* (Software)	1,968	65,397
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,428	34,716
Corinthian Colleges, Inc.* (Commercial Services)	4,674	54,265
Corporate Office Properties Trust (REIT)	2,460	84,452
CoStar Group, Inc.* (Commercial Services)	1,230	54,673
Cox Radio, Inc.—Class A* (Media)	5,658	66,764
Crocs, Inc.* (Apparel)	4,674	37,439
Cross Country Healthcare, Inc.* (Commercial Services)	2,952	42,538
Crosstex Energy, Inc. (Oil & Gas)	2,214	76,737
CryoLife, Inc.* (Biotechnology)	3,198	36,585
CSG Systems International, Inc.* (Software)	3,690	40,664
CSK Auto Corp.* (Retail)	3,444	36,093
CTS Corp. (Electronics)	5,166	51,918
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	57,116
Curtiss-Wright Corp. (Aerospace/Defense)	1,968	88,048
CV Therapeutics, Inc.* (Pharmaceuticals)	4,428	36,442
CVB Financial Corp. (Banks)	5,658	53,412
Cyberonics, Inc.* (Healthcare-Products)	2,214	48,044
CyberSource Corp.* (Internet)	3,198	53,503
Cypress Bioscience, Inc.* (Pharmaceuticals)	3,936	28,300
Daktronics, Inc. (Electronics)	1,968	39,695
Darwin Professional Underwriters, Inc.* (Insurance)	1,968	60,614
Data Domain, Inc.* (Computers)	2,460	57,392
DCT Industrial Trust, Inc. (REIT)	8,610	71,291
DealerTrack Holdings, Inc.* (Internet)	2,706	38,182
Deckers Outdoor Corp.* (Apparel)	492	68,486
Delta Petroleum Corp.* (Oil & Gas)	2,952	75,335
Deluxe Corp. (Commercial Services)	2,952	52,605

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Diamond Foods, Inc. (Food)	2,214	$51,011
DiamondRock Hospitality Co. (REIT)	6,150	66,973
Digimarc Corp.* (Computers)	3,444	48,767
Digital River, Inc.* (Internet)	1,722	66,435
Dillards, Inc.—Class A (Retail)	3,198	37,001
Dime Community Bancshares, Inc. (Savings & Loans)	3,690	60,922
Diodes, Inc.* (Semiconductors)	1,722	47,596
Dionex Corp.* (Electronics)	984	65,308
Dollar Financial Corp.* (Commercial Services)	2,214	33,454
Double Hull Tankers, Inc.ADR (Transportation)	5,166	51,815
Dress Barn, Inc.* (Retail)	3,198	42,789
Drill-Quip, Inc.* (Oil & Gas Services)	1,230	77,490
DSP Group, Inc.* (Semiconductors)	4,182	29,274
DTS, Inc.* (Home Furnishings)	1,722	53,933
Dycom Industries, Inc.* (Engineering & Construction)	2,460	35,719
Dynamic Materials Corp. (Metal Fabricate/Hardware)	984	32,423
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,460	72,742
EarthLink, Inc.* (Internet)	5,412	46,814
East West Bancorp, Inc. (Banks)	7,380	52,103
Eclipsys Corp.* (Software)	3,444	63,232
Education Realty Trust, Inc. (REIT)	6,150	71,647
eHealth, Inc.* (Insurance)	1,968	34,755
El Paso Electric Co.* (Electric)	4,182	82,804
Electronics for Imaging, Inc.* (Computers)	3,936	57,466
EMCOR Group, Inc.* (Engineering & Construction)	3,198	91,239
EMCORE Corp.* (Semiconductors)	4,920	30,799
Empire District Electric Co. (Electric)	6,642	123,143
Emulex Corp.* (Semiconductors)	4,674	54,452
Encore Wire Corp. (Electrical Components & Equipment)	1,968	41,702
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,722	126,808
Energy Partners, Ltd.* (Oil & Gas)	3,198	47,714
EnerSys* (Electrical Components & Equipment)	1,722	58,944
ENGlobal Corp.* (Commercial Services)	2,706	38,533
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,476	55,114
Entegris, Inc.* (Semiconductors)	7,626	49,950
Enzon Pharmaceuticals, Inc.* (Biotechnology)	6,396	45,540
Epicor Software Corp.* (Software)	5,412	37,397
EPIQ Systems, Inc.* (Software)	3,936	55,891
eResearchTechnology, Inc.* (Internet)	2,952	51,483
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,230	57,712
ESSA Bancorp, Inc. (Banks)	6,150	76,998
Esterline Technologies Corp.* (Aerospace/Defense)	1,476	72,708
Euronet Worldwide, Inc.* (Commercial Services)	3,198	54,046
ev3, Inc.* (Healthcare-Products)	4,920	46,642
Evercore Partners, Inc.—Class A (Diversified Financial Services)	3,198	30,381
Evergreen Solar, Inc.* (Energy-Alternate Sources)	4,920	47,675
Exar Corp.* (Semiconductors)	5,904	44,516
EXCO Resources, Inc.* (Oil & Gas)	3,198	118,038
Exelixis, Inc.* (Biotechnology)	7,872	39,360
Exide Technologies* (Electrical Components & Equipment)	3,198	53,598
Extra Space Storage, Inc. (REIT)	5,166	79,350
EZCORP, Inc.—Class A* (Retail)	3,690	47,048
Fair Isaac Corp. (Software)	2,706	56,204
FairPoint Communications, Inc. (Telecommunications)	5,658	40,794
FalconStor Software, Inc.* (Software)	4,674	33,092
FCStone Group, Inc.* (Diversified Financial Services)	1,230	34,354
Federal Signal Corp. (Miscellaneous Manufacturing)	4,428	53,136
FEI Co.* (Electronics)	2,460	56,039
FelCor Lodging Trust, Inc. (REIT)	6,150	64,575
Ferro Corp. (Chemicals)	3,198	59,994
Financial Federal Corp. (Diversified Financial Services)	2,214	48,619
First BanCorp (Banks)	5,166	32,752
First Midwest Bancorp, Inc. (Banks)	3,936	73,406
First Niagara Financial Group, Inc. (Savings & Loans)	7,626	98,070
First Potomac Realty Trust (REIT)	4,920	74,981
FirstMerit Corp. (Banks)	5,658	92,282
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,476	30,435
Flow International Corp.* (Machinery-Diversified)	3,936	30,701
Flowers Foods, Inc. (Food)	3,936	111,546
Forestar Real Estate Group, Inc.* (Real Estate)	2,214	42,177
FormFactor, Inc.* (Semiconductors)	2,952	54,405
Forward Air Corp. (Transportation)	1,968	68,093
Fossil, Inc.* (Household Products/Wares)	2,460	71,512
Foundry Networks, Inc.* (Telecommunications)	7,380	87,232
Fred’s, Inc. (Retail)	4,182	47,006
Fresh Del Monte Produce, Inc.ADR* (Food)	2,214	52,184
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	738	28,413
FuelCell Energy, Inc.* (Energy-Alternate Sources)	6,150	43,665
Fuller (H.B.) Co. (Chemicals)	2,706	60,723
Gartner Group, Inc.* (Commercial Services)	2,952	61,165
Gaylord Entertainment Co.* (Lodging)	2,706	64,836
Genco Shipping & Trading, Ltd.ADR (Transportation)	738	48,118
Genesco, Inc. (Retail)	1,476	45,564
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,722	58,582
GeoEye, Inc.* (Telecommunications)	1,968	34,853
GFI Group, Inc (Diversified Financial Services)	4,428	39,896
Gibraltar Industries, Inc. (Iron/Steel)	2,214	35,358
Glacier Bancorp, Inc. (Banks)	4,182	66,870
Gladstone Investment Corp. (Diversified Financial Services)	4,920	31,636
Glatfelter (Forest Products & Paper)	5,166	69,793
Glimcher Realty Trust (REIT)	4,674	52,255
Global Crossing, Ltd.ADR* (Telecommunications)	2,214	39,719
GMX Resources, Inc.* (Oil & Gas)	738	54,686
Golar LNG, Ltd.ADR (Transportation)	3,690	57,158
Goodrich Petroleum Corp.* (Oil & Gas)	984	81,593
GrafTech International, Ltd.* (Electrical Components & Equipment)	4,428	118,803
Granite Construction, Inc. (Engineering & Construction)	1,476	46,538
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,230	46,211
Greenfield Online, Inc.* (Advertising)	3,444	51,384
Grey Wolf, Inc.* (Oil & Gas)	7,134	64,420
Griffon Corp.* (Miscellaneous Manufacturing)	4,674	40,944
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,706	44,622
Hanmi Financial Corp. (Banks)	11,316	58,956
Harmonic, Inc.* (Telecommunications)	5,658	53,808
Harvest Natural Resources, Inc.* (Oil & Gas)	3,936	43,532
Headwaters, Inc.* (Energy-Alternate Sources)	3,444	40,536
HealthExtras, Inc.* (Pharmaceuticals)	2,214	66,730
HEALTHSOUTH Corp.* (Healthcare-Services)	4,182	69,547
Healthways, Inc.* (Healthcare-Services)	1,722	50,971
Heartland Express, Inc. (Transportation)	5,166	77,025
Hecla Mining Co.* (Mining)	7,134	66,061
HEICO Corp. (Aerospace/Defense)	1,722	56,034
Heidrick & Struggles International, Inc. (Commercial Services)	1,230	33,997
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,198	51,552
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,904	52,723
Hercules, Inc. (Chemicals)	5,412	91,625
Herman Miller, Inc. (Office Furnishings)	3,198	79,598
Hexcel Corp.* (Aerospace/Defense Equipment)	4,674	90,208
Hibbett Sports, Inc.* (Retail)	2,460	51,906

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	3,198	$100,481
Hilb, Rogal, and Hobbs Co. (Insurance)	2,214	96,220
Hilltop Holdings, Inc.* (Real Estate)	6,150	63,406
HMS Holdings Corp.* (Commercial Services)	1,722	36,971
Horace Mann Educators Corp. (Insurance)	5,166	72,427
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,230	69,507
Hot Topic, Inc.* (Retail)	5,658	30,610
Hub Group, Inc.—Class A* (Transportation)	1,968	67,168
Human Genome Sciences, Inc.* (Biotechnology)	7,626	39,731
Huron Consulting Group, Inc.* (Commercial Services)	984	44,615
Hutchinson Technology, Inc.* (Computers)	3,690	49,594
Iconix Brand Group, Inc.* (Apparel)	3,690	44,575
II-VI, Inc.* (Electronics)	1,476	51,542
IKON Office Solutions, Inc. (Office/Business Equipment)	4,428	49,948
Immersion Corp.* (Computers)	3,198	21,778
Immucor, Inc.* (Healthcare-Products)	3,444	89,131
Incyte Genomics, Inc.* (Biotechnology)	4,674	35,569
Independent Bank Corp. (Banks)	2,460	58,646
Infinera Corp.* (Telecommunications)	5,166	45,564
Informatica Corp.* (Software)	4,920	73,997
Infospace, Inc. (Internet)	3,690	30,738
Inland Real Estate Corp. (REIT)	5,904	85,136
Innerworkings, Inc.* (Software)	3,936	47,075
Insight Enterprises, Inc.* (Retail)	3,444	40,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,952	44,959
Insteel Industries, Inc. (Miscellaneous Manufacturing)	2,214	40,538
Insulet Corp.* (Healthcare-Products)	2,214	34,826
Integra LifeSciences Holdings* (Biotechnology)	1,476	65,652
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	1,968	63,232
InterDigital, Inc.* (Telecommunications)	2,706	65,810
Interface, Inc.—Class A (Office Furnishings)	3,444	43,153
Interline Brands, Inc.* (Building Materials)	3,198	50,944
Intermec, Inc.* (Machinery-Diversified)	2,706	57,042
InterMune, Inc.* (Biotechnology)	2,460	32,275
International Coal Group, Inc.* (Coal)	5,904	77,047
International Shipholding Corp.* (Transportation)	1,968	46,130
Interwoven, Inc.* (Internet)	3,444	41,362
Intevac, Inc.* (Machinery-Diversified)	2,460	27,749
Invacare Corp. (Healthcare-Products)	2,706	55,311
inVentiv Health, Inc.* (Advertising)	1,968	54,691
Investors Real Estate Trust (REIT)	7,380	70,405
ION Geophysical Corp.* (Oil & Gas Services)	4,182	72,976
Iowa Telecommunications Services, Inc. (Telecommunications)	4,182	73,645
IPC Holdings, Ltd.ADR (Insurance)	3,690	97,969
iPCS, Inc.* (Telecommunications)	1,476	43,734
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,674	63,707
Isle of Capri Casinos, Inc.* (Entertainment)	4,920	23,567
ITC Holdings Corp. (Electric)	2,214	113,158
J. Crew Group, Inc.* (Retail)	1,968	64,964
j2 Global Communications, Inc.* (Internet)	2,214	50,922
Jack Henry & Associates, Inc. (Computers)	4,428	95,822
Jack in the Box, Inc.* (Retail)	2,952	66,154
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,214	27,055
James River Coal Co.* (Coal)	984	57,751
Jo-Ann Stores, Inc.* (Retail)	1,722	39,658
Kaydon Corp. (Metal Fabricate/Hardware)	1,476	75,881
Kayne Anderson Energy Development Fund (Investment Companies)	2,952	67,748
Kendle International, Inc.* (Commercial Services)	1,230	44,686
Kenexa Corp.* (Commercial Services)	2,214	41,712
Kindred Healthcare, Inc.* (Healthcare-Services)	1,476	42,450
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	4,920	88,462
Knight Transportation, Inc. (Transportation)	3,690	67,527
Knoll, Inc. (Office Furnishings)	3,444	41,845
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	984	41,200
Korn/Ferry International* (Commercial Services)	2,952	46,435
L-1 Identity Solutions, Inc.* (Electronics)	3,690	49,151
Laclede Group, Inc. (Gas)	2,952	119,172
Lance, Inc. (Food)	2,952	55,409
Landec Corp.* (Chemicals)	5,904	38,199
Landry’s Restaurants, Inc. (Retail)	3,198	57,468
LaSalle Hotel Properties (REIT)	2,460	61,820
Lawson Software, Inc.* (Software)	6,642	48,287
Layne Christensen Co.* (Engineering & Construction)	984	43,089
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,182	34,794
Lear Corp.* (Auto Parts & Equipment)	2,952	41,859
Lexington Corporate Properties Trust (REIT)	5,904	80,472
Libbey, Inc. (Housewares)	3,444	25,623
Life Time Fitness, Inc.* (Leisure Time)	1,722	50,885
Lindsay Manufacturing Co. (Machinery-Diversified)	492	41,805
Live Nation, Inc.* (Commercial Services)	4,182	44,246
Longs Drug Stores Corp. (Retail)	1,476	62,154
Louisiana-Pacific Corp. (Forest Products & Paper)	5,904	50,125
Luby’s, Inc.* (Retail)	7,134	43,517
Lufkin Industries, Inc. (Oil & Gas Services)	738	61,461
Luminex Corp.* (Healthcare-Products)	2,214	45,498
Macrovision Solutions Corp.* (Entertainment)	4,428	66,243
Magellan Health Services, Inc.* (Healthcare-Services)	2,460	91,094
Magma Design Automation, Inc.* (Electronics)	4,920	29,864
Maguire Properties, Inc. (REIT)	2,952	35,926
Maidenform Brands, Inc.* (Apparel)	2,460	33,210
Manhattan Associates, Inc.* (Computers)	2,214	52,538
Martek Biosciences Corp.* (Biotechnology)	1,722	58,049
Marth Stewart Living Ominmedia, Inc.—Class A* (Media)	3,690	27,306
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,706	86,971
Masimo Corp.* (Healthcare-Products)	2,460	84,501
MasTec, Inc.* (Telecommunications)	3,198	34,091
Matrix Service Co.* (Oil & Gas Services)	1,476	34,037
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,476	66,804
Max Capital Group, Ltd.ADR (Insurance)	4,920	104,944
MAXIMUS, Inc. (Commercial Services)	1,722	59,960
McMoRan Exploration Co.* (Oil & Gas)	2,214	60,929
Medarex, Inc.* (Pharmaceuticals)	7,626	50,408
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,952	61,343
Mentor Graphics Corp.* (Computers)	4,674	73,849
MercadoLibre, Inc.* (Commercial Services)	984	33,938
Meridian Bioscience, Inc. (Healthcare-Products)	2,214	59,601
Merit Medical Systems, Inc.* (Healthcare-Products)	2,952	43,394
Meritage Homes Corp.* (Home Builders)	1,722	26,123
Micros Systems, Inc.* (Computers)	3,936	120,009
Microsemi Corp.* (Semiconductors)	3,936	99,108
Micrus Endovascular Corp.* (Healthcare-Products)	2,952	41,387
Minerals Technologies, Inc. (Chemicals)	984	62,573
Mitcham Industries, Inc.* (Commercial Services)	2,460	42,017
MKS Instruments, Inc.* (Semiconductors)	2,952	64,649
Mobile Mini, Inc.* (Storage/Warehousing)	2,214	44,280
Modine Manufacturing Co. (Auto Parts & Equipment)	2,706	33,473
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,968	24,206
Monarch Casino & Resort, Inc.* (Lodging)	3,690	43,542
Monolithic Power Systems, Inc.* (Semiconductors)	1,968	42,548
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,150	90,712

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

MPS Group, Inc.* (Commercial Services)	5,658	$60,145
MSC. Software Corp.* (Software)	4,428	48,619
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,968	63,370
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	6,150	49,630
MVC Capital, Inc. (Investment Companies)	3,444	47,148
Myriad Genetics, Inc.* (Biotechnology)	2,214	100,781
Nara Bancorp, Inc. (Banks)	5,412	58,071
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,230	67,072
National Penn Bancshares, Inc. (Banks)	5,166	68,604
National Retail Properties, Inc. (REIT)	4,674	97,687
Natus Medical, Inc.* (Healthcare-Products)	2,460	51,512
Navigant Consulting Co.* (Commercial Services)	2,706	52,929
NCI Building Systems, Inc.* (Building Materials)	1,230	45,178
Nektar Therapeutics* (Biotechnology)	6,888	23,075
Ness Technologies, Inc.* (Commercial Services)	5,166	52,280
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,460	59,778
Netflix, Inc.* (Internet)	1,968	51,306
NETGEAR, Inc.* (Telecommunications)	2,706	37,505
Netlogic Microsystems, Inc.* (Semiconductors)	1,230	40,836
New Jersey Resources Corp. (Gas)	3,690	120,478
NewAlliance Bancshares, Inc. (Savings & Loans)	6,888	85,962
Newpark Resources, Inc.* (Oil & Gas Services)	4,428	34,804
Newport Corp.* (Electronics)	3,690	42,029
Nicor, Inc. (Gas)	2,460	104,771
NN, Inc. (Metal Fabricate/Hardware)	4,182	58,297
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,722	66,848
Nordson Corp. (Machinery-Diversified)	1,476	107,586
Novatel Wireless, Inc.* (Telecommunications)	2,952	32,856
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,198	34,187
Nu Skin Enterprises, Inc. (Retail)	4,428	66,066
NuVasive, Inc.* (Healthcare-Products)	1,722	76,905
NYMAGIC, Inc. (Insurance)	1,968	37,707
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,444	29,446
Oilsands Quest, Inc.* (Oil & Gas)	5,658	36,777
Old National Bancorp (Banks)	4,674	66,651
Olin Corp. (Chemicals)	3,690	96,604
Olympic Steel, Inc. (Iron/Steel)	492	37,353
OM Group, Inc.* (Chemicals)	1,476	48,398
OMEGA Healthcare Investors, Inc. (REIT)	4,674	77,822
Omnicell, Inc.* (Software)	3,444	45,392
Omniture, Inc.* (Commercial Services)	2,952	54,819
OmniVision Technologies, Inc.* (Semiconductors)	3,198	38,664
On Assignment, Inc.* (Commercial Services)	4,182	33,540
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,460	87,576
Oplink Communications, Inc.* (Telecommunications)	3,690	35,424
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,952	65,948
Orbital Sciences Corp.* (Aerospace/Defense)	2,952	69,549
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,706	111,812
Otter Tail Corp. (Electric)	2,706	105,074
Overstock.com, Inc.* (Internet)	984	25,535
Owens & Minor, Inc. (Distribution/Wholesale)	1,722	78,678
Pacer International, Inc. (Transportation)	2,706	58,206
Pacific Capital Bancorp (Banks)	4,182	57,628
Pacific Sunwear of California, Inc.* (Retail)	4,428	37,771
PacWest Bancorp (Banks)	2,706	40,265
PAETEC Holding Corp.* (Telecommunications)	6,396	40,615
Palm, Inc. (Computers)	6,150	33,149
Palomar Medical Technologies, Inc.* (Healthcare-Products)	3,198	31,916
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,460	39,926
Parallel Petroleum Corp.* (Oil & Gas)	2,460	49,520
Parametric Technology Corp.* (Software)	6,150	102,520
PAREXEL International Corp.* (Commercial Services)	2,952	77,667
Parker Drilling Co.* (Oil & Gas)	6,150	61,561
PC-Tel, Inc. (Internet)	4,674	44,824
PDL BioPharma, Inc. (Biotechnology)	5,904	62,700
Peet’s Coffee & Tea, Inc.* (Beverages)	2,706	53,633
Penn Virginia Corp. (Oil & Gas)	1,722	129,873
Penson Worldwide, Inc.* (Diversified Financial Services)	2,214	26,457
PeopleSupport, Inc.* (Commercial Services)	3,690	31,365
Perficient, Inc.* (Internet)	2,706	26,140
Perini Corp.* (Engineering & Construction)	1,230	40,652
Perot Systems Corp.—Class A* (Computers)	4,182	62,772
PetMed Express, Inc.* (Pharmaceuticals)	3,198	39,176
PetroQuest Energy, Inc.* (Oil & Gas)	2,214	59,557
PharMerica Corp.* (Pharmaceuticals)	2,214	50,014
Phase Forward, Inc.* (Software)	2,706	48,627
PHH Corp.* (Commercial Services)	3,198	49,089
Phoenix Technologies, Ltd.* (Software)	4,182	46,002
Photon Dynamics, Inc.* (Electronics)	4,674	70,484
Pioneer Drilling Co.* (Oil & Gas)	3,198	60,154
Piper Jaffray* (Diversified Financial Services)	1,230	36,076
Plantronics, Inc. (Telecommunications)	2,706	60,398
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,706	88,243
Plexus Corp.* (Electronics)	2,460	68,093
PMC-Sierra, Inc.* (Semiconductors)	9,594	73,394
PNM Resources, Inc. (Electric)	4,920	58,843
Polaris Industries, Inc. (Leisure Time)	1,476	59,601
Polycom, Inc.* (Telecommunications)	4,674	113,859
PolyOne Corp.* (Chemicals)	5,166	36,007
Pool Corp. (Distribution/Wholesale)	3,198	56,796
Portland General Electric Co. (Electric)	4,674	105,258
Post Properties, Inc. (REIT)	2,214	65,866
Power Integrations, Inc.* (Semiconductors)	1,968	62,208
Powerwave Technologies, Inc.* (Telecommunications)	8,364	35,547
Premiere Global Services, Inc.* (Telecommunications)	4,182	60,974
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,198	34,091
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,214	35,136
Progress Software Corp.* (Software)	3,198	81,773
Prosperity Bancshares, Inc. (Banks)	2,952	78,907
Provident Financial Services, Inc. (Savings & Loans)	4,182	58,590
Provident New York Bancorp (Savings & Loans)	5,658	62,577
PSS World Medical, Inc.* (Healthcare-Products)	4,182	68,167
Psychiatric Solutions, Inc.* (Healthcare-Services)	2,460	93,086
Quest Resource Corp.* (Oil & Gas)	3,198	36,489
Quest Software, Inc.* (Software)	4,674	69,222
Quidel Corp.* (Healthcare-Products)	2,460	40,639
Quiksilver, Inc.* (Apparel)	6,150	60,393
Rackable Systems, Inc.* (Computers)	3,198	42,853
RadiSys Corp.* (Computers)	3,444	31,203
Radyne Corp.* (Telecommunications)	3,936	44,988
RAIT Financial Trust (REIT)	5,166	38,332
Ralcorp Holdings, Inc.* (Food)	1,722	85,136
RCN Corp.* (Telecommunications)	4,182	45,082
Realty Income Corp. (REIT)	5,166	117,578
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,706	37,018
Redwood Trust, Inc. (REIT)	1,722	39,244
Regal-Beloit Corp. (Hand/Machine Tools)	1,476	62,361
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,444	49,731
Regis Corp. (Retail)	2,460	64,821
Rent-A-Center, Inc.* (Commercial Services)	3,198	65,783
Resources Connection, Inc. (Commercial Services)	2,214	45,055

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	1,968	$44,595
Riverbed Technology, Inc.* (Computers)	3,198	43,877
Robbins & Myers, Inc. (Machinery-Diversified)	1,476	73,608
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,214	66,398
Rockwood Holdings Inc.* (Chemicals)	2,214	77,047
Rofin-Sinar Technologies, Inc.* (Electronics)	1,722	52,004
Rosetta Resources, Inc.* (Oil & Gas)	2,706	77,121
Royal Gold, Inc. (Mining)	2,706	84,860
RTI Biologics, Inc.* (Healthcare-Products)	4,674	40,898
RTI International Metals, Inc.* (Mining)	1,230	43,813
Ruddick Corp. (Food)	1,968	67,522
Rural Cellular Corp.—Class A* (Telecommunications)	1,230	54,747
S&T Bancorp, Inc. (Banks)	2,706	78,636
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,674	32,858
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,460	62,238
SAVVIS, Inc.* (Telecommunications)	2,706	34,934
School Specialty, Inc.* (Retail)	2,214	65,822
Schulman (A.), Inc. (Chemicals)	3,444	79,315
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,198	53,886
Sciele Pharma, Inc. (Pharmaceuticals)	2,460	47,601
Seabright Insurance Holdings* (Insurance)	3,936	56,993
Seattle Genetics, Inc.* (Biotechnology)	4,182	35,380
Selective Insurance Group, Inc. (Insurance)	3,198	59,994
Semtech Corp.* (Semiconductors)	4,674	65,763
Senior Housing Properties Trust (REIT)	5,412	105,696
Sensient Technologies Corp. (Chemicals)	2,706	76,201
Sequenom, Inc.* (Biotechnology)	3,690	58,892
Silgan Holdings, Inc. (Packaging & Containers)	1,476	74,892
Silicon Image, Inc.* (Semiconductors)	6,150	44,588
Sinclair Broadcast Group, Inc.—Class A (Media)	6,150	46,740
SkyWest, Inc. (Airlines)	4,182	52,902
Skyworks Solutions, Inc.* (Semiconductors)	7,380	72,841
Smart Balance, Inc.* (Food)	4,428	31,926
Solera Holdings, Inc.* (Software)	2,952	81,652
Solutia, Inc.* (Chemicals)	3,444	44,152
Sonic Corp.* (Retail)	4,674	69,175
SONICWALL, Inc.* (Internet)	4,920	31,734
Sonus Networks, Inc.* (Telecommunications)	9,594	32,811
Sotheby’s (Commercial Services)	3,198	84,331
Southwest Gas Corp. (Water)	5,166	51,763
Spartan Stores, Inc. (Food)	1,968	45,264
Starent Networks Corp.* (Software)	2,460	30,947
STEC, Inc.* (Computers)	2,952	30,317
Steinway Musical Instruments, Inc.* (Commercial Services)	1,722	45,461
STERIS Corp. (Healthcare-Products)	2,952	84,900
Sterling Bancorp (Banks)	3,690	44,096
Sterling Bancshares, Inc. (Banks)	8,610	78,265
Steven Madden, Ltd.* (Apparel)	2,214	40,693
Stewart Information Services Corp. (Insurance)	2,706	52,334
Stifel Financial Corp.* (Diversified Financial Services)	1,476	50,760
Stone Energy Corp.* (Oil & Gas)	984	64,855
Strategic Hotels & Resorts, Inc. (REIT)	6,888	64,541
Sun Communities, Inc. (REIT)	5,166	94,176
Sun Healthcare Group, Inc.* (Healthcare-Services)	3,198	42,821
Sunrise Assisted Living, Inc.* (Healthcare-Services)	2,214	49,771
Sunstone Hotel Investors, Inc. (REIT)	4,182	69,421
Superior Essex, Inc.* (Electrical Components & Equipment)	1,230	54,895
Superior Industries International, Inc. (Auto Parts & Equipment)	3,198	53,982
Superior Well Services, Inc.* (Oil & Gas Services)	1,476	46,804
Susquehanna Bancshares, Inc. (Banks)	5,412	74,090
SVB Financial Group* (Banks)	2,460	118,351
Swift Energy Co.* (Oil & Gas)	1,230	81,254
Switch & Data Facilities Co.* (Internet)	1,968	33,436
Sybase, Inc.* (Software)	3,690	108,560
Sykes Enterprises, Inc.* (Computers)	2,706	51,035
Synaptics, Inc.* (Computers)	1,230	46,408
Syniverse Holdings, Inc.* (Telecommunications)	2,460	39,852
T-3 Energy Services, Inc.* (Oil & Gas Services)	738	58,649
Take-Two Interactive Software, Inc.* (Software)	3,690	94,353
Tanger Factory Outlet Centers, Inc. (REIT)	2,214	79,549
Taser International, Inc.* (Electronics)	5,166	25,778
Team, Inc.* (Commercial Services)	1,230	42,214
Technitrol, Inc. (Electronics)	2,952	50,154
Tecumseh Products Co.—Class A* (Machinery-Diversified)	984	32,256
Tekelec* (Telecommunications)	4,920	72,373
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,476	72,014
TeleTech Holdings, Inc.* (Commercial Services)	2,952	58,922
Tempur-Pedic International, Inc. (Home Furnishings)	3,690	28,819
Tennant Co. (Machinery-Diversified)	1,476	44,383
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,198	43,269
Tercica, Inc.* (Biotechnology)	5,166	45,616
Tessera Technologies, Inc.* (Semiconductors)	2,706	44,297
Tetra Tech, Inc.* (Environmental Control)	2,952	66,774
Texas Capital Bancshares, Inc.* (Banks)	4,182	66,912
Texas Industries, Inc. (Building Materials)	738	41,424
The Cato Corp.—Class A (Retail)	2,952	42,036
The Children’s Place Retail Stores, Inc.* (Retail)	1,230	44,403
The Finish Line, Inc.—Class A* (Retail)	3,444	29,963
The Geo Group, Inc.* (Commercial Services)	2,706	60,885
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,968	44,910
The Gymboree Corp.* (Apparel)	1,230	49,286
The Hain Celestial Group, Inc.* (Food)	3,198	75,089
The Knot, Inc.* (Internet)	4,182	40,900
The Medicines Co.* (Pharmaceuticals)	3,198	63,384
The Men’s Wearhouse, Inc. (Retail)	2,706	44,081
The Pep Boys-Manny, Moe & Jack (Retail)	4,674	40,757
The Phoenix Cos., Inc. (Insurance)	7,380	56,162
The Ryland Group, Inc. (Home Builders)	2,214	48,287
The Spectranetics Corp.* (Healthcare-Products)	3,444	33,958
The Steak n Shake Co.* (Retail)	6,150	38,930
The Timberland Co.—Class A* (Apparel)	2,952	48,265
The TriZetto Group, Inc.* (Internet)	3,198	68,373
The Ultimate Software Group, Inc.* (Software)	1,476	52,590
The Warnaco Group, Inc.* (Apparel)	1,968	86,730
Theravance, Inc.* (Pharmaceuticals)	3,690	43,800
thinkorswim Group, Inc.* (Diversified Financial Services)	3,690	26,015
Thoratec Corp.* (Healthcare-Products)	3,690	64,169
THQ, Inc.* (Software)	3,444	69,775
Tibco Software, Inc.* (Internet)	9,840	75,276
Titan International, Inc. (Auto Parts & Equipment)	1,476	52,575
TiVo, Inc.* (Home Furnishings)	6,396	39,463
TNS, Inc.* (Commercial Services)	1,968	47,153
Toreador Resources Corp.* (Oil & Gas)	3,444	29,377
Town Sports International Holdings, Inc.* (Commercial Services)	3,690	34,465
Tractor Supply Co.* (Retail)	1,968	57,151
TradeStation Group, Inc.* (Diversified Financial Services)	4,182	42,447
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	1,968	66,105
Tredegar Corp. (Miscellaneous Manufacturing)	2,706	39,778
TreeHouse Foods, Inc.* (Food)	2,460	59,680
Triple-S Management Corp.—Class BADR* (Healthcare-Services)	3,198	52,287
TriQuint Semiconductor, Inc.* (Semiconductors)	7,626	46,214

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

True Religion Apparel, Inc.* (Apparel)	1,230	$32,780
TrueBlue, Inc.* (Commercial Services)	3,198	42,246
TrustCo Bank Corp. NY (Banks)	7,872	58,410
Trustmark Corp. (Banks)	3,444	60,787
TTM Technologies, Inc.* (Electronics)	3,936	51,995
Tupperware Corp. (Household Products/Wares)	2,706	92,599
tw telecom, Inc.* (Telecommunications)	6,888	110,415
TXCO Resources, Inc.* (Oil & Gas)	3,690	43,394
U-Store-It Trust (REIT)	5,904	70,553
U.S. Physical Therapy, Inc.* (Healthcare-Services)	4,182	68,627
UAL Corp. (Airlines)	5,412	28,251
Ultratech Stepper, Inc.* (Semiconductors)	2,706	41,997
UMB Financial Corp. (Banks)	1,722	88,287
Under Armour, Inc.—Class A* (Retail)	1,722	44,152
Unisource Energy Corp. (Electric)	1,968	61,028
United America Indemnity, Ltd.—Class AADR* (Insurance)	3,444	46,046
United Natural Foods, Inc.* (Food)	2,706	52,713
United Online, Inc. (Internet)	3,936	39,478
United Therapeutics Corp.* (Pharmaceuticals)	984	96,186
Universal American Financial Corp.* (Insurance)	3,690	37,712
Universal Corp. (Agriculture)	1,230	55,621
Universal Health Realty Income Trust (REIT)	2,460	73,800
Universal Technical Institute, Inc.* (Commercial Services)	3,198	39,847
USA Mobility, Inc. (Telecommunications)	5,166	39,003
USEC, Inc.* (Mining)	5,412	32,905
UTStarcom, Inc.* (Telecommunications)	7,626	41,714
VAALCO Energy, Inc.* (Oil & Gas)	4,674	39,589
Vail Resorts, Inc.* (Entertainment)	1,722	73,753
Valassis Communications, Inc.* (Commercial Services)	2,952	36,959
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,690	63,136
ValueClick, Inc.* (Internet)	4,428	67,084
Varian, Inc.* (Electronics)	1,476	75,365
Veeco Instruments, Inc.* (Semiconductors)	3,198	51,424
Venoco, Inc.* (Oil & Gas)	1,476	34,258
VeriFone Holdings, Inc.* (Software)	3,690	44,096
Vignette Corp.* (Internet)	3,690	44,280
ViroPharma, Inc.* (Pharmaceuticals)	3,936	43,532
VistaPrint, Ltd. ADR* (Commercial Services)	2,460	65,830
Vital Images, Inc.* (Software)	3,198	39,783
VIVUS, Inc.* (Healthcare-Products)	5,166	34,509
Volcano Corp.* (Healthcare-Products)	3,198	39,016
Volcom, Inc.* (Apparel)	1,230	29,434
Volterra Semiconductor Corp.* (Semiconductors)	2,460	42,460
W-H Energy Services, Inc.* (Oil & Gas Services)	1,476	141,312
W.R. Grace & Co.* (Chemicals)	3,444	80,900
Wabtec Corp. (Machinery-Diversified)	1,968	95,684
Warren Resources, Inc.* (Oil & Gas)	4,428	65,003
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,722	91,077
Watts Water Technologies, Inc.—Class A (Electronics)	2,460	61,254
Websense, Inc.* (Internet)	2,952	49,712
Werner Enterprises, Inc. (Transportation)	3,936	73,131
West Coast Bancorp (Banks)	3,936	34,125
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,476	63,881
Westamerica Bancorp (Banks)	1,476	77,623
Westar Energy, Inc. (Electric)	5,412	116,412
Westfield Financial, Inc. (Banks)	5,166	46,752
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,722	75,441
Wind River Systems, Inc.* (Software)	4,674	50,900
Winn-Dixie Stores, Inc.* (Food)	2,952	47,291
WMS Industries, Inc.* (Leisure Time)	2,214	65,911
Wolverine World Wide, Inc. (Apparel)	2,460	65,608
Woodward Governor Co. (Electronics)	2,706	96,496
World Fuel Services Corp. (Retail)	1,968	43,178
World Wrestling Entertainment, Inc. (Entertainment)	4,182	64,696
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,690	75,645
Wright Express Corp.* (Commercial Services)	2,214	54,907
Wright Medical Group, Inc.* (Healthcare-Products)	2,706	76,877
XenoPort, Inc.* (Pharmaceuticals)	1,230	48,007
YRC Worldwide, Inc.* (Transportation)	3,444	51,212
Zenith National Insurance Corp. (Insurance)	1,968	69,195
Zoll Medical Corp.* (Healthcare-Products)	1,230	41,414
Zoltek Cos., Inc.* (Chemicals)	1,476	35,793
Zoran Corp.* (Semiconductors)	3,690	43,173

TOTAL COMMON STOCKS
(Cost $41,698,292)		42,674,912

Repurchase Agreements (17.1%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,234,124 (Collateralized by $2,168,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,280,773)	$2,234,000	2,234,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,522,089 (Collateralized by $1,536,000 Federal Home Loan Mortgage Corp. , 3.38%, 3/5/10, market value $1,554,121)	1,522,000	1,522,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,412,145 (Collateralized by $2,397,000 of various U.S. Government Agency Obligations, 4.75%–5.13%, 7/30/08–4/24/09, market value $2,463,063)	2,412,000	2,412,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,568,161 (Collateralized by $2,609,000 of various U.S. Government Agency Obligations, 2.21%–5.00%, 9/15/08–12/30/08, market value $2,623,897)	2,568,000	2,568,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,736,000)		8,736,000

TOTAL INVESTMENT SECURITIES
(Cost $50,434,292)—100.5%		51,410,912
Net other assets (liabilities)—(0.5)%		(268,437)

NET ASSETS—100.0%		$51,142,475

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,172,830)	17	$(45,711)

Swap Agreements
Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	$ 264,901	$ (3,294)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 7/28/08	7,162,168	(84,040)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.3%
Agriculture	0.2%
Airlines	0.2%
Apparel	1.4%
Auto Parts & Equipment	1.0%
Banks	3.5%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	1.7%
Coal	0.2%
Commercial Services	5.4%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.4%
Electric	1.9%
Electrical Components & Equipment	1.1%
Electronics	2.3%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare-Products	4.0%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.7%
Internet	2.8%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	1.8%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Mining	1.0%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	4.4%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.9%
REIT	4.6%
Real Estate	0.2%
Retail	4.3%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	1.5%
Water	0.4%
Other**	16.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $41,698,292)	$42,674,912
Repurchase agreements, at cost	8,736,000

Total Investment Securities	51,410,912
Cash	7,619,404
Segregated cash balances with brokers for futures contracts	86,360
Dividends and interest receivable	50,712
Receivable for capital shares issued	2,486
Receivable for investments sold	41,911
Prepaid expenses	382

Total Assets	59,212,167

Liabilities:
Payable for investments purchased	7,754,578
Payable for capital shares redeemed	53,138
Unrealized loss on swap agreements	87,334
Variation margin on futures contracts	12,410
Advisory fees payable	36,292
Management services fees payable	4,839
Administration fees payable	1,591
Administrative services fees payable	37,554
Distribution fees payable	37,569
Trustee fees payable	4
Transfer agency fees payable	4,159
Fund accounting fees payable	2,715
Compliance services fees payable	550
Other accrued expenses	36,959

Total Liabilities	8,069,692

Net Assets	$51,142,475

Net Assets consist of:
Capital	$46,821,795
Accumulated net investment income (loss)	219,059
Accumulated net realized gains (losses) on investments	3,258,046
Net unrealized appreciation (depreciation) on investments	843,575

Net Assets	$51,142,475

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,836,025

Net Asset Value (offering and redemption price per share)	$27.85

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$502,322
Interest	51,579

Total Investment Income	553,901

Expenses:
Advisory fees	221,361
Management services fees	44,273
Administration fees	10,517
Transfer agency fees	12,813
Administrative services fees	73,727
Distribution fees	73,787
Custody fees	6,599
Fund accounting fees	20,335
Trustee fees	557
Compliance services fees	240
Other fees	30,663

Total Gross Expenses before reductions	494,872
Less Expenses reduced by the Advisor	(14,757)

Total Net Expenses	480,115

Net Investment Income (Loss)	73,786

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(552,062)
Net realized gains (losses) on futures contracts	(161,919)
Net realized gains (losses) on swap agreements	(516,095)
Change in net unrealized appreciation/depreciation on investments	(5,232,388)

Net Realized and Unrealized Gains (Losses) on Investments	(6,462,464)

Change in Net Assets Resulting from Operations	$(6,388,678)

See accompanying notes to the financial statements.

18

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six month ended June 30, 2008 (unaudited)	For the year ended December 31, 2007

From Investment Activities:
Operations:
Net investment income (loss)	$73,786	$145,273
Net realized gains (losses) on investments	(1,230,076)	5,274,642
Change in net unrealized appreciation/depreciation on investments	(5,232,388)	(8,054,073)

Change in net assets resulting from operations	(6,388,678)	(2,634,158)

Distributions to Shareholders From:
Net investment income	—	(574,522)
Net realized gains on investments	—	(11,157,328)

Change in net assets resulting from distributions	—	(11,731,850)

Capital Transactions:
Proceeds from shares issued	26,327,627	138,953,543
Dividends reinvested	—	11,731,850
Value of shares redeemed	(37,321,832)	(187,741,651)

Change in net assets resulting from capital transactions	(10,994,205)	(37,056,258)

Change in net assets	(17,382,883)	(51,422,266)
Net Assets:
Beginning of period	68,525,358	119,947,624

End of period	$51,142,475	$68,525,358

Accumulated net investment income (loss)	$219,059	$145,273

Share Transactions:
Issued	914,346	3,884,892
Reinvested	—	377,837
Redeemed	(1,309,817)	(5,251,852)

Change in shares	(395,471)	(989,123)

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$30.71		$37.24	$32.95	$35.93	$31.62	$22.15

Investment Activities:
Net investment income (loss)(a)	0.04		0.06	0.17	— (b)	(0.14)	(0.14)
Net realized and unrealized gains (losses) on investments	(2.90)		(0.82)	4.65	1.04	5.37	9.61

Total income (loss) from investment activities	(2.86)		(0.76)	4.82	1.04	5.23	9.47

Distributions to Shareholders From:
Net investment income	—		(0.28)	—	—	—	—
Net realized gains on investments	—		(5.49)	(0.53)	(4.02)	(0.92)	—

Total distributions	—		(5.77)	(0.53)	(4.02)	(0.92)	—

Net Asset Value, End of Period	$27.85		$30.71	$37.24	$32.95	$35.93	$31.62

Total Return	(9.31	)%(c)	(2.21)%	14.75%	2.81%	16.74%	42.75%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.61%	1.59%	1.60%	1.61%	1.73%
Net expenses(d)	1.63%		1.56%	1.55%	1.60%	1.61%	1.73%
Net investment income (loss)(d)	0.25%		0.15%	0.47%	(0.01)%	(0.44)%	(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$51,142		$68,525	$119,948	$117,108	$147,828	$127,335
Portfolio turnover rate(e)	33	%(c)	40%	53%	67%	161%	189%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	7.0%
BP Amoco PLC	6.1%
Total Fina SA	5.9%
HSBC Holdings PLC	5.2%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	26%
Energy	19%
Communications	13%
Industrial	13%
Financial	12%
Basic Materials	9%
Technology	5%
Consumer Cyclical	3%

Country Breakdown

United Kingdom	36%
Switzerland	15%
Germany	12%
France	11%
Luxembourg	10%
Netherlands	7%
Finland	3%
Ireland	3%
Greece	2%
Sweden	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Common Stocks† (99.8%)
	Shares	Value

ABB, Ltd.* (Engineering & Construction)	70,152	$1,986,705
Alcatel SA* (Telecommunications)	197,816	1,194,809
Alcon, Inc. (Healthcare-Products)	12,008	1,954,782
ArcelorMittal (Iron/Steel)	32,232	3,193,224
ASML Holding NV (Semiconductors)	48,032	1,171,981
AstraZeneca PLC (Pharmaceuticals)	50,560	2,150,317
BP Amoco PLC (Oil & Gas)	60,672	4,220,951
Chicago Bridge & Iron Co. NV (Engineering & Construction)	29,704	1,182,813
Credit Suisse Group (Diversified Financial Services)	39,184	1,775,427
DaimlerChrysler AG (Auto Manufacturers)	28,440	1,753,895
Deutsche Bank AG (Banks)	17,696	1,510,353
DryShips, Inc. (Transportation)	13,272	1,064,149
Elan Corp. PLC* (Pharmaceuticals)	50,560	1,797,408
GlaxoSmithKline PLC (Pharmaceuticals)	65,728	2,906,492
HSBC Holdings PLC (Banks)	46,768	3,587,105
Millicom International Cellular SA (Telecommunications)	12,008	1,242,828
Nokia OYJ (Telecommunications)	97,328	2,384,536
Novartis AG (Pharmaceuticals)	62,568	3,443,743
Rio Tinto PLC (Mining)	5,688	2,815,560
Royal Dutch Shell PLC—Class A (Oil & Gas)	59,408	4,854,228
Sanofi-Aventis (Pharmaceuticals)	71,416	2,373,154
SAP AG (Software)	41,712	2,173,612
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	27,176	1,335,157
Siemens AG (Miscellaneous Manufacturing)	23,384	2,575,280
Telefonaktiebolaget LM Ericsson (Telecommunications)	67,624	703,290
Tenaris SA (Iron/Steel)	30,336	2,260,032
Total Fina SA (Oil & Gas)	48,032	4,095,689
UBS AG* (Diversified Financial Services)	69,520	1,436,283
Unilever NV (Food)	80,264	2,279,497
Vodafone Group PLC (Telecommunications)	113,128	3,332,751

TOTAL COMMON STOCKS
(Cost $43,313,309)		68,756,051

Repurchase Agreements (0.4%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $68,004 (Collateralized by $66,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $69,433)	$68,000	68,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $46,003 (Collateralized by $47,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $47,554)	46,000	46,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $73,004 (Collateralized by $75,000 Federal Home Loan Bank, 4.75%, 4/24/09, market value $76,763)	73,000	73,000

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2008
(unaudited)

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $80,005 (Collateralized by $81,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $82,586)	$80,000	$80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $267,000)		267,000

TOTAL INVESTMENT SECURITIES
(Cost $43,580,309)—100.2%		69,023,051
Net other assets (liabilities)—(0.2)%		(128,321)

NET ASSETS—100.0%		$68,894,730

†	As of June 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Auto Manufacturers	2.6%
Banks	7.4%
Diversified Financial Services	4.7%
Engineering & Construction	4.6%
Food	3.3%
Healthcare-Products	2.8%
Iron/Steel	7.9%
Mining	4.1%
Miscellaneous Manufacturing	3.7%
Oil & Gas	19.2%
Pharmaceuticals	20.3%
Semiconductors	1.7%
Software	3.2%
Telecommunications	12.8%
Transportation	1.5%
Other**	0.2%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2008:

Finland	3.5%
France	11.1%
Germany	11.6%
Greece	1.5%
Ireland	2.6%
Luxembourg	9.7%
Netherlands	6.7%
Sweden	1.0%
Switzerland	15.4%
United Kingdom	36.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Securities, at value (cost $43,313,309)	$68,756,051
Repurchase agreements, at cost	267,000

Total Investment Securities	69,023,051
Dividends and interest receivable	359,954
Receivable for capital shares issued	46,992
Receivable for investments sold	565,306
Prepaid expenses	451

Total Assets	69,995,754

Liabilities:
Cash overdraft	18,637
Payable for investments purchased	4,969
Payable for capital shares redeemed	909,331
Advisory fees payable	52,400
Management services fees payable	6,987
Administration fees payable	2,340
Administrative services fees payable	31,852
Distribution fees payable	28,735
Trustee fees payable	6
Transfer agency fees payable	6,354
Fund accounting fees payable	3,993
Compliance services fees payable	767
Other accrued expenses	34,653

Total Liabilities	1,101,024

Net Assets	$68,894,730

Net Assets consist of:
Capital	$58,180,781
Accumulated net investment income (loss)	2,576,573
Accumulated net realized gains (losses) on investments	(17,305,366)
Net unrealized appreciation (depreciation) on investments	25,442,742

Net Assets	$68,894,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,120,467

Net Asset Value (offering and redemption price per share)	$32.49

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$2,212,235
Interest	3,877
Foreign tax withholding	(227,572)

Total Investment Income	1,988,540

Expenses:
Advisory fees	329,714
Management services fees	65,943
Administration fees	13,776
Transfer agency fees	16,828
Administrative services fees	136,062
Distribution fees	109,905
Custody fees	7,775
Fund accounting fees	23,271
Trustee fees	734
Compliance services fees	71
Other fees	35,563

Total Gross Expenses before reductions	739,642
Less Expenses reduced by the Advisor	(23,063)

Total Net Expenses	716,579

Net Investment Income (Loss)	1,271,961

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,984,202
Net realized gains (losses) on futures contracts	14,480
Change in net unrealized appreciation/depreciation on investments	(19,792,610)

Net Realized and Unrealized Gains (Losses) on Investments	(11,793,928)

Change in Net Assets Resulting from Operations	$(10,521,967)

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,271,961	$1,304,612
Net realized gains (losses) on investments	7,998,682	9,611,333
Change in net unrealized appreciation/depreciation on investments	(19,792,610)	3,106,070

Change in net assets resulting from operations	(10,521,967)	14,022,015

Distributions to Shareholders From:
Net investment income	—	(2,790,426)
Net realized gains on investments	—	(1,137,286)

Change in net assets resulting from distributions	—	(3,927,712)

Capital Transactions:
Proceeds from shares issued	104,499,991	428,613,665
Dividends reinvested	—	3,927,712
Value of shares redeemed	(156,804,769)	(470,938,634)

Change in net assets resulting from capital transactions	(52,304,778)	(38,397,257)

Change in net assets	(62,826,745)	(28,302,954)
Net Assets:
Beginning of period	131,721,475	160,024,429

End of period	$68,894,730	$131,721,475

Accumulated net investment income (loss)	$2,576,573	$1,304,612

Share Transactions:
Issued	3,154,672	12,425,191
Reinvested	—	113,847
Redeemed	(4,741,383)	(13,834,466)

Change in shares	(1,586,711)	(1,295,428)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$35.53		$31.99	$27.96	$28.28	$24.96	$18.01

Investment Activities:
Net investment income (loss)(a)	0.47		0.31	0.64	0.13	0.03	0.05
Net realized and unrealized gains (losses) on investments	(3.51)		4.33	4.18	2.14	3.53	6.92

Total income (loss) from investment activities	(3.04)		4.64	4.82	2.27	3.56	6.97

Distributions to Shareholders From:
Net investment income	—		(0.78)	(0.12)	(0.04)	(0.03)	(0.02)
Net realized gains on investments	—		(0.32)	(0.67)	(2.55)	(0.21)	—

Total distributions	—		(1.10)	(0.79)	(2.59)	(0.24)	(0.02)

Net Asset Value, End of Period	$32.49		$35.53	$31.99	$27.96	$28.28	$24.96

Total Return	(8.56	)%(b)	14.58%	17.51%	8.09%	14.32%	38.73%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.66%	1.69%	1.76%	1.78%	1.91%
Net expenses(c)	1.63%		1.61%	1.66%	1.76%	1.78%	1.91%
Net investment income (loss)(c)	2.90%		0.88%	2.12%	0.45%	0.12%	0.25%

Supplemental Data:
Net Assets, end of period (000’s)	$68,895		$131,721	$160,024	$120,469	$140,608	$142,019
Portfolio turnover rate(d)	103	%(b)	280%	172%	230%	319%	376%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(129)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (103.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,943 (Collateralized by $17,201,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $17,324,605)	$16,982,000	$16,982,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,991 (Collateralized by $17,121,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $17,322,987)	16,982,000	16,982,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,024 (Collateralized by $17,105,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $17,332,851)	16,982,000	16,982,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,061 (Collateralized by $16,755,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/30/08–11/18/11, market value $17,329,864)	16,982,000	16,982,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,731 (Collateralized by $17,308,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $17,322,423)	16,982,000	16,982,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,910,000)		84,910,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option 155 expiring December 2008	150	3,790

TOTAL OPTIONS PURCHASED
(Cost $4,961)		3,790

TOTAL INVESTMENT SECURITIES
(Cost $84,914,961)—103.8%		84,913,709
Net other assets (liabilities)—(3.8)%		(3,089,192)

NET ASSETS—100.0%		$81,824,517

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $5,441,719)	47	$(119,168)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$(47,273,188)	$(1,386,350)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	(52,645,141)	(1,222,480)

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $4,961)	$3,709
Repurchase agreements, at cost	84,910,000

Total Investment Securities	84,913,709
Cash	981
Segregated cash balances with brokers for futures contracts	107,105
Interest receivable	4,750
Receivable for capital shares issued	40,325
Prepaid expenses	460

Total Assets	85,067,330

Liabilities:
Payable for capital shares redeemed	470,084
Unrealized loss on swap agreements	2,608,830
Advisory fees payable	50,924
Management services fees payable	6,790
Administration fees payable	2,236
Administrative services fees payable	31,992
Distribution fees payable	31,698
Trustee fees payable	6
Transfer agency fees payable	5,090
Fund accounting fees payable	3,815
Compliance services fees payable	741
Other accrued expenses	30,607

Total Liabilities	3,242,813

Net Assets	$81,824,517

Net Assets consist of:
Capital	133,304,606
Accumulated net investment income (loss)	4,024,046
Accumulated net realized gains (losses) on investments	(52,774,885)
Net unrealized appreciation (depreciation) on investments	(2,729,250)

Net Assets	$81,824,517

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,497,261

Net Asset Value (offering and redemption price per share)	$18.19

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$975,912

Expenses:
Advisory fees	275,585
Management services fees	55,117
Administration fees	12,937
Transfer agency fees	15,296
Administrative services fees	104,400
Distribution fees	91,862
Custody fees	3,245
Fund accounting fees	21,067
Trustee fees	643
Compliance services fees	438
Other fees	31,399

Total Gross Expenses before reductions	611,989
Less Expenses reduced by the Advisor	(18,372)

Total Net Expenses	593,617

Net Investment Income (Loss)	382,295

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,700)
Net realized gains (losses) on futures contracts	(416,068)
Net realized gains (losses) on swap agreements	(1,469,144)
Change in net unrealized appreciation/depreciation on investments	51,073

Net Realized and Unrealized Gains (Losses) on Investments	(1,836,839)

Change in Net Assets Resulting from Operations	$(1,454,544)

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Rising Rates Opportunity
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$382,295	$3,641,751
Net realized gains (losses) on investments	(1,887,912)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	51,073	(4,891,691)

Change in net assets resulting from operations	(1,454,544)	(6,434,769)

Distributions to Shareholders From:
Net investment income	—	(5,128,357)

Change in net assets resulting from distributions	—	(5,128,357)

Capital Transactions:
Proceeds from shares issued	145,782,528	401,479,561
Dividends reinvested	—	5,128,357
Value of shares redeemed	(137,544,190)	(450,898,460)

Change in net assets resulting from capital transactions	8,238,338	(44,290,542)

Change in net assets	6,783,794	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$81,824,517	$75,040,723

Accumulated net investment income (loss)	$4,024,046	$3,641,751

Share Transactions:
Issued	7,915,493	19,209,769
Reinvested	—	261,118
Redeemed	(7,468,950)	(21,742,716)

Change in shares	446,543	(2,271,829)

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Rising Rates Opportunity
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$18.53		$20.70	$19.13	$20.78	$23.32	$24.32

Investment Activities:
Net investment income (loss)(a)	0.10		0.72	0.70	0.27	(0.10)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.44)		(1.72)	1.26	(1.92)	2.44)	(0.77)

Total income (loss) from
investment activities	(0.34)		(1.00)	1.96	(1.65)	(2.54)	(1.00)

Distributions to Shareholders From:
Net investment income	—		(1.17)	(0.39)	—	—	—

Net Asset Value, End of Period	$18.19		$18.53	$20.70	$19.13	$20.78	$23.32

Total Return	(1.78	)%(b)	(5.20)%	10.15%	(7.89)%	(10.89)%	(4.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.63%	1.64%	1.73%	1.75%	1.91%
Net expenses(c)	1.62%		1.58%	1.61%	1.73%	1.75%	1.91%
Net investment income (loss)(c)	1.04%		3.47%	3.31%	1.36%	(0.45)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$81,825		$75,041	$130,894	$139,379	$179,638	$74,272
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

29

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation
 Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
 The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

30

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

 Real Estate Investment Trusts
 The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

 Short Sales
 The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2008, there were no short sale transactions.

 When-Issued and Delayed-Delivery Securities
 Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities. As of June 30, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

 Futures Contracts and Related Options
 The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Options
 The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
 The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements
 The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

32

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

 Investment Transactions and Related Income
 Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

 Allocations
 In addition to the four active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 108 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

 Distributions to Shareholders
 Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

 Federal Income Taxes
 Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

33

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

 Other
 Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

 New Accounting Standards
 In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:
•	Level 1 -	quoted prices in active markets for identical assets
•	Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Bull	$84,705,390	$(277,433)	$—	$7,605,000	$—	$92,310,390	$(277,433)
ProFund VP Small-Cap	42,674,912	(45,711)	—	8,736,000	(87,334)	51,410,912	(133,045)
ProFund VP Europe 30	68,756,051	—	—	267,000	—	69,023,051	—
ProFund VP Rising Rates Opportunity	—	(119,168)	3,709	84,910,000	(2,608,830)	84,913,709	(2,727,998)

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375%to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period fromMay 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The Advisormay recoup the advisory andmanagement services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires
	04/30/12	Total

ProFund VP Bull	$3,537	$3,537
ProFund VP Europe 30	1,082	1,082

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$32,738
ProFund VP Small-Cap	14,757
ProFund VP Europe 30	21,981
ProFund VP Rising Rates Opportunity	18,372

5.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:
	Purchases	Sales

ProFund VP Bull	$170,722,267	$221,076,030
ProFund VP Small-Cap	17,901,288	35,454,874
ProFund VP Europe 30	96,698,275	147,056,095

6.	Investment Risk
Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

36

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/15	Total

ProFund VP Rising Rates Opportunity	$21,517,217	$22,965,205	$5,366,257	$49,848,679

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	Total

ProFund VP Europe 30	$7,993,723	$5,807,241	$3,450,241	$3,425,937	$20,677,142
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$2,622,612	$—	$2,622,612
ProFund VP Small-Cap	3,474,875	8,256,975	11,731,850
ProFund VP Europe 30	2,790,426	1,137,286	3,927,712
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

37

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Total
	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Capital and	Appreciation	Earnings
	Income	Capital Gains	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$5,241,343	$14,654,605	$—	$31,793,399	$51,689,347
ProFund VP Small-Cap	1,419,153	4,019,405	—	5,270,800	10,709,358
ProFund VP Europe 30	3,563,363	6,878,092	(20,677,142)	31,471,603	21,235,916
ProFund VP Rising Rates Opportunity	3,641,751	—	(50,867,549)	(2,799,747)	(50,025,545)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$77,087,765	$17,041,120	$(1,818,495)	$15,222,625
ProFund VP Small-Cap	51,401,802	4,633,729	(4,624,619)	9,110
ProFund VP Europe 30	52,827,026	18,040,993	(1,844,968)	16,196,025
ProFund VP Rising Rates Opportunity	84,914,961	—	—	—

38

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$875.40	$7.60	1.63%
ProFund VP Small-Cap	1,000.00	906.90	7.73	1.63%
ProFund VP Europe 30	1,000.00	914.40	7.76	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	982.20	7.98	1.62%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Bull	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Small-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Europe 30	1,000.00	1,016.76	8.17	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.81	8.12	1.62%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

39

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Not just funds, ProFundsSM Classic ProFunds VP Small-Cap Value Japan Ultra ProFund VP UltraMid-Cap Sector ProFund VP Oil & Gas

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Small-Cap Value
9	ProFund VP Japan
13	ProFund VP UltraMid-Cap
21	ProFund VP Oil & Gas

26	Notes to Financial Statements

35	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Southern Union Co.	1.4%
UGI Corp.	1.3%
Essex Property Trust, Inc.	1.1%
Atmos Energy Corp.	1.0%
Senior Housing Properties Trust	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	21%
Consumer Cyclical	13%
Consumer Non-Cyclical	13%
Utilities	10%
Technology	8%
Energy	5%
Basic Materials	4%
Communications	3%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,120	$8,299
A.H. Belo Corp.—Class A (Media)	1,120	6,384
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,400	40,054
Aaron Rents, Inc. (Commercial Services)	1,680	37,514
ABM Industries, Inc. (Commercial Services)	3,640	80,990
Acadia Realty Trust (REIT)	2,660	61,579
Actel Corp.* (Semiconductors)	2,100	35,385
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,500	168,280
Adaptec, Inc.* (Telecommunications)	9,940	31,808
Administaff, Inc. (Commercial Services)	1,960	54,664
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,940	40,278
Agilysys, Inc. (Computers)	1,820	20,639
Albany International Corp.—Class A (Machinery-Diversified)	1,400	40,600
ALLETE, Inc. (Electric)	2,100	88,200
Alliance One International, Inc.* (Agriculture)	7,280	37,201
Allscripts Healthcare Solutions, Inc.* (Software)	2,520	31,273
Alpharma, Inc.—Class A* (Pharmaceuticals)	3,640	82,009
AMCOL International Corp. (Mining)	700	19,922
American States Water Co. (Water)	1,400	48,916
AMERIGROUP Corp.* (Healthcare-Services)	2,940	61,152
Analogic Corp. (Electronics)	700	44,149
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,400	9,814
Angelica Corp. (Textiles)	840	17,867
Anixter International, Inc.* (Telecommunications)	1,540	91,615
Apogee Enterprises, Inc. (Building Materials)	2,380	38,461
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,080	74,444
Applied Signal Technology, Inc. (Telecommunications)	980	13,387
Arch Chemicals, Inc. (Chemicals)	2,100	69,615
Arctic Cat, Inc. (Leisure Time)	980	7,693
Arkansas Best Corp. (Transportation)	2,100	76,944
ArQule, Inc.* (Biotechnology)	1,820	5,915
Arris Group, Inc.* (Telecommunications)	11,340	95,823
ArthroCare Corp.* (Healthcare-Products)	980	39,994
Astec Industries, Inc.* (Machinery-Construction & Mining)	980	31,497
ATC Technology Corp.* (Auto Parts & Equipment)	980	22,814
ATMI, Inc.* (Semiconductors)	1,680	46,906
Atmos Energy Corp. (Gas)	7,420	204,570
Atwood Oceanics, Inc.* (Oil & Gas)	1,120	139,261
Audiovox Corp.—Class A* (Telecommunications)	1,540	15,123
Avid Technology, Inc.* (Software)	1,260	21,407
Avista Corp. (Electric)	4,340	93,136
Axcelis Technologies, Inc.* (Semiconductors)	8,400	40,992
Baldor Electric Co. (Hand/Machine Tools)	2,520	88,150
Bank Mutual Corp. (Banks)	4,060	40,762
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	3,500	6,160
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,780	87,280
Bassett Furniture Industries, Inc. (Home Furnishings)	980	11,564
Bel Fuse, Inc.—Class B (Electronics)	420	10,378
Belden, Inc. (Electrical Components & Equipment)	3,780	128,066
Benchmark Electronics, Inc.* (Electronics)	5,880	96,079
Big 5 Sporting Goods Corp. (Retail)	1,820	13,777
Biolase Technology, Inc.* (Healthcare-Products)	840	2,873
BioMed Realty Trust, Inc. (REIT)	5,460	133,934
Black Box Corp. (Telecommunications)	1,400	38,066
Blue Coat Systems, Inc.* (Internet)	1,820	25,680
Blue Nile, Inc.* (Internet)	560	23,811
Boston Private Financial Holdings, Inc. (Banks)	1,540	8,732
Bowne & Co., Inc. (Commercial Services)	1,400	17,850
Brady Corp.—Class A (Electronics)	1,960	67,679
Briggs & Stratton Corp. (Machinery-Diversified)	4,060	51,481
Bristow Group, Inc.* (Transportation)	840	41,572
Brookline Bancorp, Inc. (Savings & Loans)	4,900	46,795
Brooks Automation, Inc.* (Semiconductors)	5,460	45,154
Brown Shoe Co., Inc. (Retail)	3,640	49,322
Brunswick Corp. (Leisure Time)	8,260	87,556
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,220	27,241
Buffalo Wild Wings, Inc.* (Retail)	700	17,381
Building Materials Holding Corp. (Distribution/Wholesale)	2,380	4,213
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,100	17,766
Cabela’s, Inc.* (Retail)	3,220	35,452

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Cabot Microelectronics Corp.* (Chemicals)	840	$27,846
California Pizza Kitchen, Inc.* (Retail)	840	9,400
Cambrex Corp.* (Biotechnology)	2,380	13,971
Captaris, Inc.* (Software)	2,240	9,072
Cascade Bancorp (Banks)	840	6,468
Cascade Corp. (Machinery-Diversified)	420	17,774
Casey’s General Stores, Inc. (Retail)	2,240	51,901
Cash America International, Inc. (Retail)	1,120	34,720
Catapult Communications Corp.* (Computers)	280	1,994
CDI Corp. (Commercial Services)	1,120	28,493
Centene Corp.* (Healthcare-Services)	2,100	35,259
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,880	24,108
Central Pacific Financial Corp. (Banks)	2,520	26,863
Central Vermont Public Service Corp. (Electric)	840	16,271
Century Aluminum Co.* (Mining)	1,540	102,395
CH Energy Group, Inc. (Electric)	1,120	39,838
Champion Enterprises, Inc.* (Home Builders)	6,440	37,674
Charlotte Russe Holding, Inc.* (Retail)	840	14,918
Checkpoint Systems, Inc.* (Electronics)	2,100	43,848
Chemed Corp. (Commercial Services)	840	30,752
Chesapeake Corp.* (Packaging & Containers)	1,680	3,948
Ciber, Inc.* (Computers)	4,480	27,821
CKE Restaurants, Inc. (Retail)	4,480	55,866
Clarcor, Inc. (Miscellaneous Manufacturing)	1,960	68,796
Cleco Corp. (Electric)	4,900	114,317
Cognex Corp. (Machinery-Diversified)	3,640	83,902
Cohu, Inc. (Semiconductors)	1,960	28,773
Colonial Properties Trust (REIT)	3,920	78,478
Columbia Banking System, Inc. (Banks)	1,540	29,768
Community Bank System, Inc. (Banks)	2,520	51,962
CONMED Corp.* (Healthcare-Products)	1,540	40,887
Consolidated Graphics, Inc.* (Commercial Services)	560	27,591
Corus Bankshares, Inc. (Banks)	2,660	11,066
CPI Corp. (Commercial Services)	420	7,867
Cross Country Healthcare, Inc.* (Commercial Services)	2,660	38,331
CryoLife, Inc.* (Biotechnology)	1,540	17,618
CSG Systems International, Inc.* (Software)	1,820	20,056
CTS Corp. (Electronics)	2,940	29,547
Cubic Corp. (Electronics)	560	12,477
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	22,504
Cyberonics, Inc.* (Healthcare-Products)	980	21,266
CyberSource Corp.* (Internet)	2,660	44,502
Cymer, Inc.* (Electronics)	1,540	41,395
Darling International, Inc.* (Environmental Control)	3,920	64,758
Datascope Corp. (Healthcare-Products)	1,120	52,640
Delphi Financial Group, Inc.—Class A (Insurance)	1,120	25,917
DiamondRock Hospitality Co. (REIT)	7,840	85,378
Digi International, Inc.* (Software)	1,120	8,792
Dime Community Bancshares, Inc. (Savings & Loans)	2,100	34,671
DineEquity, Inc. (Retail)	700	26,152
Ditech Networks, Inc.* (Telecommunications)	2,100	4,515
Downey Financial Corp. (Savings & Loans)	1,540	4,266
DSP Group, Inc.* (Semiconductors)	1,400	9,800
East West Bancorp, Inc. (Banks)	1,960	13,838
EastGroup Properties, Inc. (REIT)	1,960	84,084
El Paso Electric Co.* (Electric)	2,380	47,124
Electro Scientific Industries, Inc.* (Electronics)	2,240	31,741
EMCOR Group, Inc.* (Engineering & Construction)	5,320	151,780
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	840	31,366
Entertainment Properties Trust (REIT)	2,380	117,667
Enzo Biochem, Inc.* (Biotechnology)	1,680	18,850
Essex Property Trust, Inc. (REIT)	2,100	223,650
Esterline Technologies Corp.* (Aerospace/Defense)	1,400	68,964
Ethan Allen Interiors, Inc. (Home Furnishings)	2,520	61,992
Exar Corp.* (Semiconductors)	4,060	30,612
Extra Space Storage, Inc. (REIT)	3,360	51,610
FairPoint Communications, Inc. (Telecommunications)	2,240	16,150
FEI Co.* (Electronics)	2,940	66,973
Financial Federal Corp. (Diversified Financial Services)	2,100	46,116
First BanCorp (Banks)	6,300	39,942
First Commonwealth Financial Corp. (Banks)	5,320	49,636
First Financial Bancorp (Banks)	2,520	23,184
First Financial Bankshares, Inc. (Banks)	1,120	51,307
First Midwest Bancorp, Inc. (Banks)	4,060	75,719
FirstFed Financial Corp.* (Savings & Loans)	1,120	9,005
Flagstar Bancorp, Inc. (Savings & Loans)	3,080	9,271
Fleetwood Enterprises, Inc.* (Home Builders)	5,320	13,938
Flowers Foods, Inc. (Food)	1,820	51,579
Forestar Real Estate Group, Inc.* (Real Estate)	1,540	29,337
Fred’s, Inc. (Retail)	3,360	37,766
Frontier Financial Corp. (Banks)	3,500	29,820
Fuller (H.B.) Co. (Chemicals)	4,900	109,956
G&K Services, Inc. (Textiles)	1,680	51,173
Gardner Denver, Inc.* (Machinery-Diversified)	1,680	95,424
GenCorp, Inc.* (Aerospace/Defense)	3,360	24,058
General Communication, Inc.—Class A* (Telecommunications)	1,400	9,618
Genesco, Inc. (Retail)	700	21,609
Gentiva Health Services, Inc.* (Healthcare- Services)	2,240	42,672
Georgia Gulf Corp. (Chemicals)	2,800	8,120
Gerber Scientific, Inc.* (Machinery-Diversified)	1,960	22,305
Gevity HR, Inc. (Commercial Services)	1,960	10,545
Gibraltar Industries, Inc. (Iron/Steel)	2,520	40,244
Glacier Bancorp, Inc. (Banks)	2,380	38,056
Greatbatch, Inc.* (Electrical Components & Equipment)	840	14,532
Griffon Corp.* (Miscellaneous Manufacturing)	2,240	19,622
Group 1 Automotive, Inc. (Retail)	1,820	36,163
Guaranty Financial Group, Inc.* (Savings & Loans)	2,940	15,788
Gulf Island Fabrication, Inc. (Oil & Gas Services)	420	20,551
Hancock Holding Co. (Banks)	1,260	49,505
Hanmi Financial Corp. (Banks)	3,220	16,776
Harmonic, Inc.* (Telecommunications)	7,700	73,227
Haverty Furniture Cos., Inc. (Retail)	1,820	18,273
Healthcare Services Group, Inc. (Commercial Services)	1,680	25,553
HealthSpring, Inc.* (Healthcare-Services)	2,520	42,538
Heidrick & Struggles International, Inc. (Commercial Services)	1,400	38,696
Hilb, Rogal, and Hobbs Co. (Insurance)	1,120	48,675
Hillenbrand, Inc. (Commercial Services)	2,100	44,940
HMS Holdings Corp.* (Commercial Services)	700	15,029
Home Properties, Inc. (REIT)	2,660	127,840
Hot Topic, Inc.* (Retail)	1,540	8,331
Hub Group, Inc.—Class A* (Transportation)	1,680	57,338
Hutchinson Technology, Inc.* (Computers)	980	13,171
Iconix Brand Group, Inc.* (Apparel)	3,360	40,589
II-VI, Inc.* (Electronics)	420	14,666
Independent Bank Corp. (Banks)	1,680	6,720
Informatica Corp.* (Software)	4,340	65,274
Inland Real Estate Corp. (REIT)	4,760	68,639
Insight Enterprises, Inc.* (Retail)	4,060	47,624
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,240	34,115

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	3,080	$38,592
Invacare Corp. (Healthcare-Products)	2,660	54,370
Investment Technology Group, Inc.* (Diversified Financial Services)	1,400	46,844
ION Geophysical Corp.* (Oil & Gas Services)	4,480	78,176
Irwin Financial Corp. (Banks)	1,540	4,143
Itron, Inc.* (Electronics)	980	96,383
J & J Snack Foods Corp. (Food)	560	15,350
Jack in the Box, Inc.* (Retail)	1,820	40,786
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,120	24,472
JDA Software Group, Inc.* (Software)	1,400	25,340
Jo-Ann Stores, Inc.* (Retail)	2,100	48,363
Kaman Corp. (Aerospace/Defense)	2,100	47,796
Kaydon Corp. (Metal Fabricate/Hardware)	1,260	64,777
Keithley Instruments, Inc. (Electronics)	1,120	10,640
Kilroy Realty Corp. (REIT)	2,660	125,100
Kirby Corp.* (Transportation)	1,820	87,360
Kite Realty Group Trust (REIT)	2,380	29,750
Kopin Corp.* (Semiconductors)	3,640	10,447
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,340	31,639
La-Z-Boy, Inc. (Home Furnishings)	4,200	32,130
LaBranche & Co., Inc.* (Diversified Financial Services)	4,480	31,718
Laclede Group, Inc. (Gas)	1,820	73,473
Lance, Inc. (Food)	2,520	47,300
LandAmerica Financial Group, Inc. (Insurance)	1,260	27,959
Landry’s Restaurants, Inc. (Retail)	980	17,611
Lawson Products, Inc. (Metal Fabricate/Hardware)	280	6,938
Lennox International, Inc. (Building Materials)	5,040	145,958
Lexington Corporate Properties Trust (REIT)	5,040	68,695
Libbey, Inc. (Housewares)	1,260	9,374
Lindsay Manufacturing Co. (Machinery-Diversified)	420	35,687
Lithia Motors, Inc.—Class A (Retail)	1,260	6,199
Littelfuse, Inc.* (Electrical Components & Equipment)	980	30,919
Live Nation, Inc.* (Commercial Services)	6,020	63,692
Longs Drug Stores Corp. (Retail)	2,660	112,013
LTC Properties, Inc. (REIT)	1,680	42,941
Lufkin Industries, Inc. (Oil & Gas Services)	560	46,637
Lydall, Inc.* (Miscellaneous Manufacturing)	1,400	17,570
M/I Schottenstein Homes, Inc. (Home Builders)	980	15,415
Magellan Health Services, Inc.* (Healthcare- Services)	1,540	57,026
MagneTek, Inc.* (Electrical Components & Equipment)	1,680	7,106
Maidenform Brands, Inc.* (Apparel)	1,540	20,790
Manhattan Associates, Inc.* (Computers)	840	19,933
ManTech International Corp.—Class A* (Software)	700	33,684
Marcus Corp. (Lodging)	1,820	27,209
MarineMax, Inc.* (Retail)	1,540	11,042
Material Sciences Corp.* (Iron/Steel)	980	7,938
Matrix Service Co.* (Oil & Gas Services)	1,260	29,056
MAXIMUS, Inc. (Commercial Services)	840	29,249
MedCath Corp.* (Healthcare-Services)	1,120	20,138
Medical Properties Trust, Inc. (REIT)	5,320	53,838
Mentor Corp. (Healthcare-Products)	1,260	35,053
Mercury Computer Systems, Inc.* (Computers)	1,120	8,434
Meridian Bioscience, Inc. (Healthcare-Products)	1,260	33,919
Methode Electronics, Inc. (Electronics)	3,080	32,186
Micrel, Inc. (Semiconductors)	4,480	40,992
Microsemi Corp.* (Semiconductors)	3,360	84,605
Mid-America Apartment Communities, Inc. (REIT)	2,100	107,184
Midas, Inc.* (Commercial Services)	840	11,340
MKS Instruments, Inc.* (Semiconductors)	3,780	82,782
Mobile Mini, Inc.* (Storage/Warehousing)	1,260	25,200
Monaco Coach Corp. (Home Builders)	2,520	7,661
Moog, Inc.—Class A* (Aerospace/Defense)	1,680	62,563
Movado Group, Inc. (Retail)	980	19,404
MTS Systems Corp. (Computers)	700	25,116
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,080	99,176
Multimedia Games, Inc.* (Leisure Time)	980	4,332
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,120	9,128
Nash Finch Co. (Food)	1,120	38,382
NATCO Group, Inc.—Class A* (Oil & Gas Services)	700	38,171
National Financial Partners (Diversified Financial Services)	840	16,649
National Penn Bancshares, Inc. (Banks)	6,580	87,382
National Presto Industries, Inc. (Housewares)	420	26,956
National Retail Properties, Inc. (REIT)	5,880	122,892
NCI Building Systems, Inc.* (Building Materials)	1,680	61,706
Neenah Paper, Inc. (Forest Products & Paper)	1,260	21,055
Network Equipment Technologies, Inc.* (Telecommunications)	1,540	5,467
New Jersey Resources Corp. (Gas)	3,360	109,704
Newport Corp.* (Electronics)	3,080	35,081
Northwest Natural Gas Co. (Gas)	2,240	103,622
Novatel Wireless, Inc.* (Telecommunications)	2,660	29,606
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	980	10,476
O’Charley’s, Inc. (Retail)	1,820	18,309
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,540	15,000
OfficeMax, Inc. (Retail)	6,860	95,354
Old Dominion Freight Line, Inc.* (Transportation)	980	29,420
Old National Bancorp (Banks)	5,460	77,860
Olympic Steel, Inc. (Iron/Steel)	280	21,258
OM Group, Inc.* (Chemicals)	2,520	82,631
Omnicell, Inc.* (Software)	1,680	22,142
Omnova Solutions, Inc.* (Chemicals)	3,500	9,730
On Assignment, Inc.* (Commercial Services)	2,940	23,579
Osteotech, Inc.* (Healthcare-Products)	1,400	7,966
Owens & Minor, Inc. (Distribution/Wholesale)	3,360	153,518
Oxford Industries, Inc. (Apparel)	1,260	24,129
PAREXEL International Corp.* (Commercial Services)	2,800	73,668
Park Electrochemical Corp. (Electronics)	1,680	40,841
Parkway Properties, Inc. (REIT)	1,260	42,500
Patriot Coal Corp.* (Coal)	840	128,764
PC-Tel, Inc. (Internet)	1,820	17,454
Peet’s Coffee & Tea, Inc.* (Beverages)	560	11,099
Penford Corp. (Chemicals)	980	14,582
Pennsylvania REIT (REIT)	3,080	71,271
Perficient, Inc.* (Internet)	1,260	12,172
Pericom Semiconductor Corp.* (Semiconductors)	1,400	20,776
Perry Ellis International, Inc.* (Apparel)	560	11,883
PetroQuest Energy, Inc.* (Oil & Gas)	980	26,362
Phase Forward, Inc.* (Software)	2,240	40,253
Phoenix Technologies, Ltd.* (Software)	1,400	15,400
Photon Dynamics, Inc.* (Electronics)	1,400	21,112
Photronics, Inc.* (Semiconductors)	3,500	24,640
Piedmont Natural Gas Co., Inc. (Gas)	6,160	161,146
Pinnacle Entertainment, Inc.* (Entertainment)	4,900	51,401
Pioneer Drilling Co.* (Oil & Gas)	1,960	36,868
Piper Jaffray* (Diversified Financial Services)	1,400	41,062
Planar Systems, Inc.* (Electronics)	980	2,548
Plexus Corp.* (Electronics)	2,520	69,754
PolyOne Corp.* (Chemicals)	7,700	53,669
Presidential Life Corp. (Insurance)	1,820	28,064
ProAssurance Corp.* (Insurance)	980	47,148
Progress Software Corp.* (Software)	1,400	35,798
Prosperity Bancshares, Inc. (Banks)	1,680	44,906
Provident Bankshares Corp. (Banks)	2,660	16,971
PS Business Parks, Inc. (REIT)	1,260	65,016
PSS World Medical, Inc.* (Healthcare-Products)	1,820	29,666
Quaker Chemical Corp. (Chemicals)	840	22,394
Quanex Building Products Corp. (Building Materials)	1,680	24,965

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	3,080	$30,246
Radiant Systems, Inc.* (Computers)	1,400	15,022
Radio One, Inc.—Class D* (Media)	3,080	3,973
RadiSys Corp.* (Computers)	1,120	10,147
Ralcorp Holdings, Inc.* (Food)	700	34,608
RC2 Corp.* (Toys/Games/Hobbies)	560	10,394
Red Robin Gourmet Burgers, Inc.* (Retail)	560	15,534
Regal-Beloit Corp. (Hand/Machine Tools)	2,660	112,385
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,800	40,432
RehabCare Group, Inc.* (Healthcare-Services)	1,400	22,442
Res-Care, Inc.* (Healthcare-Services)	2,100	37,338
Rewards Network, Inc.* (Commercial Services)	980	4,028
RLI Corp. (Insurance)	700	34,629
Robbins & Myers, Inc. (Machinery-Diversified)	1,960	97,745
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,800	83,972
Rogers Corp.* (Electronics)	700	26,313
RTI International Metals, Inc.* (Mining)	980	34,908
Ruby Tuesday, Inc. (Retail)	4,620	24,948
Rudolph Technologies, Inc.* (Semiconductors)	2,380	18,326
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,400	11,158
Ruth’s Hospitality Group, Inc.* (Retail)	840	4,351
Safety Insurance Group, Inc. (Insurance)	1,400	49,910
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,680	11,810
Sanderson Farms, Inc. (Food)	560	19,331
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,960	49,588
School Specialty, Inc.* (Retail)	1,400	41,622
Schulman (A.), Inc. (Chemicals)	2,240	51,587
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,260	21,231
SEACOR SMIT, Inc.* (Oil & Gas Services)	840	75,188
Selective Insurance Group, Inc. (Insurance)	4,340	81,418
Senior Housing Properties Trust (REIT)	9,240	180,457
SI International, Inc.* (Computers)	420	8,795
Signature Bank* (Banks)	1,120	28,851
Skechers U.S.A., Inc.—Class A* (Apparel)	1,680	33,197
Skyline Corp. (Home Builders)	560	13,160
SkyWest, Inc. (Airlines)	2,100	26,565
Skyworks Solutions, Inc.* (Semiconductors)	9,520	93,962
Smith Corp. (Miscellaneous Manufacturing)	1,820	59,751
Sonic Automotive, Inc. (Retail)	2,520	32,483
South Financial Group, Inc. (Banks)	6,020	23,598
South Jersey Industries, Inc. (Gas)	2,380	88,917
Southern Union Co. (Gas)	10,220	276,145
Southwest Gas Corp. (Gas)	3,500	104,055
Sovran Self Storage, Inc. (REIT)	1,820	75,639
Spartan Motors, Inc. (Auto Parts & Equipment)	1,680	12,550
Spartan Stores, Inc. (Food)	1,820	41,860
Spectrum Brands, Inc.* (Household Products/Wares)	3,360	8,568
Spherion Corp.* (Commercial Services)	4,620	21,344
Standard Microsystems Corp.* (Semiconductors)	1,120	30,408
Standard Motor Products, Inc. (Auto Parts & Equipment)	980	7,997
Standex International Corp. (Miscellaneous
Manufacturing)	980	20,325
StarTek, Inc.* (Commercial Services)	980	9,212
Stein Mart, Inc. (Retail)	2,100	9,471
Sterling Bancorp (Banks)	1,540	18,403
Sterling Bancshares, Inc. (Banks)	6,020	54,722
Sterling Financial Corp. (Savings & Loans)	4,200	17,388
Stewart Information Services Corp. (Insurance)	1,540	29,784
Stone Energy Corp.* (Oil & Gas)	1,400	92,274
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,260	8,896
Superior Industries International, Inc. (Auto Parts & Equipment)	1,960	33,085
Supertex, Inc.* (Semiconductors)	560	13,070
Susquehanna Bancshares, Inc. (Banks)	7,000	95,830
Swift Energy Co.* (Oil & Gas)	840	55,490
SWS Group, Inc. (Diversified Financial Services)	1,820	30,230
Sykes Enterprises, Inc.* (Computers)	1,680	31,685
Symmetricom, Inc.* (Telecommunications)	3,780	14,515
Symmetry Medical, Inc.* (Healthcare-Products)	980	15,896
Synaptics, Inc.* (Computers)	980	36,975
SYNNEX Corp.* (Software)	1,400	35,126
Take-Two Interactive Software, Inc.* (Software)	2,800	71,596
Tanger Factory Outlet Centers, Inc. (REIT)	2,520	90,544
Technitrol, Inc. (Electronics)	3,360	57,086
Tetra Tech, Inc.* (Environmental Control)	2,940	66,503
TETRA Technologies, Inc.* (Oil & Gas Services)	1,960	46,472
Texas Industries, Inc. (Building Materials)	1,400	78,582
Texas Roadhouse, Inc.—Class A* (Retail)	1,820	16,325
The Andersons, Inc. (Agriculture)	840	34,196
The Cato Corp.—Class A (Retail)	2,520	35,885
The Children’s Place Retail Stores, Inc.* (Retail)	560	20,216
The E.W. Scripps Co.—Class A* (Entertainment)	5,040	15,473
The Finish Line, Inc.—Class A* (Retail)	4,060	35,322
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,960	44,727
The Hain Celestial Group, Inc.* (Food)	1,680	39,446
The Knot, Inc.* (Internet)	980	9,584
The Men’s Wearhouse, Inc. (Retail)	1,960	31,928
The Nautilus Group, Inc. (Leisure Time)	2,660	13,513
The Navigators Group, Inc.* (Insurance)	560	30,268
The Pep Boys-Manny, Moe & Jack (Retail)	3,360	29,299
The Standard Register Co. (Household Products/Wares)	980	9,241
The Steak n Shake Co.* (Retail)	2,380	15,065
Theragenics Corp.* (Pharmaceuticals)	2,800	10,164
THQ, Inc.* (Software)	2,520	51,055
Tollgrade Communications, Inc.* (Telecommunications)	1,120	5,029
Tower Group, Inc. (Insurance)	840	17,800
Tredegar Corp. (Miscellaneous Manufacturing)	1,960	28,812
TreeHouse Foods, Inc.* (Food)	2,520	61,135
Triarc Cos., Inc. (Retail)	5,180	32,789
Triumph Group, Inc. (Aerospace/Defense)	840	39,564
Tronox, Inc.—Class B (Chemicals)	3,360	10,147
TrueBlue, Inc.* (Commercial Services)	1,680	22,193
TrustCo Bank Corp. NY (Banks)	6,160	45,707
TTM Technologies, Inc.* (Electronics)	1,820	24,042
Tuesday Morning Corp.* (Retail)	2,520	10,357
Tween Brands, Inc.* (Retail)	980	16,131
UGI Corp. (Gas)	8,820	253,222
UIL Holdings Corp. (Electric)	2,100	61,761
Ultratech Stepper, Inc.* (Semiconductors)	1,960	30,419
UMB Financial Corp. (Banks)	2,240	114,845
Umpqua Holdings Corp. (Banks)	4,900	59,437
UniFirst Corp. (Textiles)	1,120	50,019
Unisource Energy Corp. (Electric)	2,940	91,169
United Bankshares, Inc. (Banks)	3,220	73,899
United Community Banks, Inc. (Banks)	3,360	28,661
United Fire & Casualty Co. (Insurance)	1,820	49,013
United Stationers, Inc.* (Distribution/Wholesale)	2,100	77,595
Universal Electronics, Inc.* (Home Furnishings)	560	11,704
Universal Forest Products, Inc. (Building Materials)	1,540	46,138
Valmont Industries, Inc. (Metal Fabricate/Hardware)	700	73,003
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,640	126,745
Veeco Instruments, Inc.* (Semiconductors)	2,660	42,773
Viad Corp. (Commercial Services)	1,680	43,327
Vicor Corp. (Electrical Components & Equipment)	1,120	11,178
ViroPharma, Inc.* (Pharmaceuticals)	2,940	32,516

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Vital Signs, Inc. (Healthcare-Products)	280	$15,898
Volt Information Sciences, Inc.* (Commercial Services)	1,120	13,339
W-H Energy Services, Inc.* (Oil & Gas Services)	840	80,422
Wabash National Corp. (Auto Manufacturers)	2,520	19,051
Watsco, Inc. (Distribution/Wholesale)	2,100	87,780
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,260	66,641
Watts Water Technologies, Inc.—Class A (Electronics)	2,660	66,234
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,200	32,382
WD-40 Co. (Household Products/Wares)	700	20,475
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,400	60,592
Whitney Holding Corp. (Banks)	5,320	97,356
Winnebago Industries, Inc. (Home Builders)	840	8,560
Wintrust Financial Corp. (Banks)	980	23,373
Wolverine World Wide, Inc. (Apparel)	1,680	44,806
Woodward Governor Co. (Electronics)	2,520	89,863
World Fuel Services Corp. (Retail)	980	21,501
Zale Corp.* (Retail)	3,640	68,760
Zep, Inc. (Chemicals)	840	12,499
Zoll Medical Corp.* (Healthcare-Products)	840	28,283

TOTAL COMMON STOCKS
(Cost $15,308,360)		19,589,053

TOTAL INVESTMENT SECURITIES
(Cost $15,308,360)—99.8%		19,589,053
Net other assets (liabilities)—0.2%		40,807

NET ASSETS—100.0%		$19,629,860

* Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Aerospace/Defense	1.2%
Agriculture	0.4%
Airlines	0.1%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.5%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.9%
Chemicals	2.5%
Coal	0.7%
Commercial Services	4.1%
Computers	1.1%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	1.4%
Electronics	5.4%
Engineering & Construction	1.0%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.0%
Forest Products & Paper	0.9%
Gas	7.0%
Hand/Machine Tools	1.0%
Healthcare-Products	2.3%
Healthcare-Services	1.7%
Home Builders	0.5%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	2.3%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.1%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.7%
Media	NM
Metal Fabricate/Hardware	1.4%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	1.8%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	1.0%
REIT	10.7%
Real Estate	0.1%
Retail	6.9%
Savings & Loans	0.7%
Semiconductors	4.5%
Software	2.5%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Textiles	0.7%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $15,308,360)	$19,589,053
Dividends and interest receivable	45,715
Receivable for investments sold	872,232
Prepaid expenses	195

Total Assets	20,507,195

Liabilities:
Cash overdraft	116,606
Payable for investments purchased	69,706
Payable for capital shares redeemed	640,381
Advisory fees payable	12,412
Management services fees payable	1,655
Administration fees payable	767
Administrative services fees payable	8,249
Distribution fees payable	6,441
Trustee fees payable	2
Transfer agency fees payable	2,243
Fund accounting fees payable	1,310
Compliance services fees payable	257
Other accrued expenses	17,306

Total Liabilities	877,335

Net Assets	$19,629,860

Net Assets consist of:
Capital	$18,908,474
Accumulated net investment income (loss)	81,010
Accumulated net realized gains (losses) on investments	(3,640,317)
Net unrealized appreciation (depreciation) on investments	4,280,693

Net Assets	$19,629,860

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	754,149

Net Asset Value (offering and redemption price per share)	$26.03

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$317,543
Interest	833

Total Investment Income	318,376

Expenses:
Advisory fees	109,541
Management services fees	21,908
Administration fees	5,373
Transfer agency fees	6,506
Administrative services fees	49,495
Distribution fees	36,514
Custody fees	25,861
Fund accounting fees	10,587
Trustee fees	286
Compliance services fees	143
Other fees	12,733

Total Gross Expenses before reductions	278,947
Less Expenses reduced by the Advisor	(41,581)

Total Net Expenses	237,366

Net Investment Income (Loss)	81,010

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,614,899)
Change in net unrealized appreciation/depreciation on investments	(1,874,036)

Net Realized and Unrealized Gains (Losses) on Investments	(3,488,935)

Change in Net Assets Resulting from Operations	$(3,407,925)

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$81,010	$(106,508)
Net realized gains (losses) on investments	(1,614,899)	8,346,336
Change in net unrealized appreciation/depreciation on investments	(1,874,036)	(11,726,926)

Change in net assets resulting from operations	(3,407,925)	(3,487,098)

Distributions to Shareholders From:
Net realized gains on investments	—	(5,688,961)

Change in net assets resulting from distributions	—	(5,688,961)

Capital Transactions:
Proceeds from shares issued	46,862,194	166,087,879
Dividends reinvested	—	5,688,961
Value of shares redeemed	(55,794,398)	(233,391,118)

Change in net assets resulting from capital transactions	(8,932,204)	(61,614,278)

Change in net assets	(12,340,129)	(70,790,337)
Net Assets:
Beginning of period	31,969,989	102,760,326

End of period	$19,629,860	$31,969,989

Accumulated net investment income (loss)	$81,010	$—

Share Transactions:
Issued	1,695,235	4,530,924
Reinvested	—	187,260
Redeemed	(2,050,652)	(6,413,107)

Change in shares	(355,417)	(1,694,923)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007		For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$28.81		$36.64		$32.88	$33.54	$28.97	$21.51

Investment Activities:
Net investment income (loss)(a)	0.08		(0.08)		(0.12)	(0.23)	(0.16)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.86)		(2.27)		5.71	1.59	5.92	7.68

Total income (loss) from investment activities	(2.78)		(2.35)		5.59	1.36	5.76	7.46

Distributions to Shareholders From:
Net realized gains on investments	—		(5.48)		(1.83)	(2.02)	(1.19)	—

Net Asset Value, End of Period	$26.03		$28.81		$36.64	$32.88	$33.54	$28.97

Total Return	(9.65	)%(b)	(7.22)%		17.43%	4.00%	20.12%	34.68%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.76%		1.79%	1.91%	1.95%	2.08%
Net expenses(c)	1.63%		1.63%		1.75%	1.91%	1.95%	1.98%
Net investment income (loss)(c)	0.55%		(0.21)%		(0.34)%	(0.69)%	(0.53)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$19,630		$31,970	$	$102,760	$62,820	$179,162	$147,174
Portfolio turnover rate(d)	163	% (b)	291%		436%	573%	819%	906%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008
Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	99%
Option	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	23%
Consumer Non-Cyclical	17%
Technology	10%
Financial	8%
Basic Materials	6%
Communications	6%
Energy	1%
Utilities	1%

PROFUNDS VP ProFund VP Japan	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Repurchase Agreements (92.7%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,158 (Collateralized by $2,749,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,891,995)	$2,835,000	$2,835,000
Deutsche Bank, 2.10%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,165 (Collateralized by $2,858,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,891,718)	2,835,000	2,835,000
HSBC, 2.17%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,171 (Collateralized by $2,812,000 Federal Home Loan Mortgage Corp., 4.75%, 3/5/09, market value $2,892,349)	2,835,000	2,835,000
UBS, 2.25%, 7/1/08, dated 6/30/08, with a repurchase price of $2,832,177 (Collateralized by $2,885,000 Federal Home Loan Bank, 2.21%, 12/30/08, market value $2,891,889)	2,832,000	2,832,000
UMB, 1.55%, 7/1/08, dated 6/30/08, with a repurchase price of $2,835,122 (Collateralized by $2,890,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $2,892,408)	2,835,000	2,835,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,172,000)		14,172,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option 8500 expiring July 2008	50	$625

TOTAL OPTIONS PURCHASED
(Cost $1,450)		625

TOTAL INVESTMENT SECURITIES
(Cost $14,173,450)—92.7%		14,172,625
Net other assets (liabilities)—7.3%		1,114,852

NET ASSETS—100.0%		$15,287,477

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 9/12/08 (Underlying notional amount at value $15,204,375)	225	$(863,278)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $1,450)	$625
Repurchase agreements, at cost	14,172,000

Total Investment Securities	14,172,625
Segregated cash balances with brokers for futures contracts	1,097,364
Interest receivable	793
Receivable for capital shares issued	86,830
Prepaid expenses	166

Total Assets	15,357,778

Liabilities:
Cash overdraft	870
Payable for capital shares redeemed	2,321
Variation margin on futures contracts	39,375
Advisory fees payable	10,440
Management services fees payable	1,392
Administration fees payable	470
Administrative services fees payable	5,473
Distribution fees payable	3,976
Trustee fees payable	1
Transfer agency fees payable	1,202
Fund accounting fees payable	803
Compliance services fees payable	157
Other accrued expenses	3,821

Total Liabilities	70,301

Net Assets	$15,287,477

Net Assets consist of:
Capital	$23,593,937
Accumulated net investment income (loss)	1,854,603
Accumulated net realized gains (losses) on investments	(9,296,960)
Net unrealized appreciation (depreciation) on investments	(864,103)

Net Assets	$15,287,477

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	713,249

Net Asset Value (offering and redemption price per share)	$21.43

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$225,344

Expenses:
Advisory fees	65,136
Management services fees	13,027
Administration fees	2,557
Transfer agency fees	3,033
Administrative services fees	30,026
Distribution fees	21,712
Custody fees	990
Fund accounting fees	4,175
Trustee fees	132
Other fees	5,441

Total Gross Expenses before reductions	146,229
Less Expenses reduced by the Advisor	(4,667)

Total Net Expenses	141,562

Net Investment Income (Loss)	83,782

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,750)
Net realized gains (losses) on futures contracts	(3,273,070)
Change in net unrealized appreciation/depreciation on investments	588,820

Net Realized and Unrealized Gains (Losses) on Investments	(2,690,000)

Change in Net Assets Resulting from Operations	$(2,606,218)

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$83,782	$1,770,821
Net realized gains (losses) on investments	(3,278,820)	(481,948)
Change in net unrealized appreciation/depreciation on investments	588,820	(4,596,574)

Change in net assets resulting from operations	(2,606,218)	(3,307,701)

Distributions to Shareholders From:
Net investment income	—	(2,406,260)

Change in net assets resulting from distributions	—	(2,406,260)

Capital Transactions:
Proceeds from shares issued	41,627,385	134,013,228
Dividends reinvested	—	2,406,260
Value of shares redeemed	(48,835,464)	(173,630,835)

Change in net assets resulting from capital transactions	(7,208,079)	(37,211,347)

Change in net assets	(9,814,297)	(42,925,308)
Net Assets:
Beginning of period	25,101,774	68,027,082
End of period	$15,287,477	$25,101,774

Accumulated net investment income (loss)	$1,854,603	$1,770,821

Share Transactions:
Issued	1,914,695	4,671,235
Reinvested	—	94,959
Redeemed	(2,239,587)	(6,107,463)

Change in shares	(324,892)	(1,341,269)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.18		$28.59	$39.15	$27.62	$27.84	$21.96

Investment Activities:
Net investment income (loss)(a)	0.10		0.98	1.10	0.49	(0.21)	(0.28)
Net realized and unrealized gains (losses) on investments	(2.85)		(3.76)	1.77	11.04	2.20	6.16

Total income (loss) from investment activities	(2.75)		(2.78)	2.87	11.53	1.99	5.88

Distributions to Shareholders From:
Net investment income	—		(1.63)	(0.44)	—	—	—
Net realized gains on investments	—		—	(12.99)	—	(2.21)	—

Total distributions	—		(1.63)	(13.43)	—	(2.21)	—

Net Asset Value, End of Period	$21.43		$24.18	$28.59	$39.15	$27.62	$27.84

Total Return	(11.34	)%(b	(9.99)%	10.86%	41.78%	7.56%	26.78%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.68%	1.73%	1.83%	1.85%	1.95%
Net expenses(c)	1.63%		1.63%	1.70%	1.83%	1.85%	1.95%
Net investment income (loss)(c)	0.97%		3.44%	3.06%	1.52%	(0.72)%	(1.12)%
Supplemental Data:
Net assets, end of period (000’s)	$15,287		$25,102	$68,027	$129,155	$27,659	$25,188
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	54%
Swap Agreements	62%

Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Arch Coal, Inc.	0.9%
Cleveland-Cliffs, Inc.	0.9%
Activision, Inc.	0.8%
FMC Technologies, Inc.	0.8%
Pioneer Natural Resources Co.	0.8%

S&P MidCap 400 Index - Composition
% of Index

Industrial	18%
Consumer Non-Cyclical	18%
Financial	14%
Energy	12%
Consumer Cyclical	11%
Technology	8%
Utilities	7%
Basic Materials	7%
Communications	5%

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks (84.5%)
	Shares	Value

3Com Corp.* (Telecommunications)	12,200	$25,864
99 Cents Only Stores* (Retail)	1,220	8,052
ACI Worldwide, Inc.* (Software)	976	17,168
Activision, Inc.* (Software)	9,028	307,584
Acxiom Corp. (Software)	1,952	22,428
ADC Telecommunications, Inc.* (Telecommunications)	3,416	50,454
ADTRAN, Inc. (Telecommunications)	1,708	40,719
Advance Auto Parts, Inc. (Retail)	2,928	113,694
Advanced Medical Optics, Inc.* (Healthcare-Products)	1,708	32,008
Advent Software, Inc.* (Software)	488	17,607
Aeropostale, Inc.* (Retail)	1,952	61,156
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,220	109,873
Affymetrix, Inc.* (Biotechnology)	1,952	20,086
AGCO Corp.* (Machinery-Diversified)	2,684	140,668
AGL Resources, Inc. (Gas)	2,196	75,938
Airgas, Inc. (Chemicals)	2,440	142,472
AirTran Holdings, Inc.* (Airlines)	3,416	6,969
Alaska Air Group, Inc.* (Airlines)	976	14,972
Albemarle Corp. (Chemicals)	2,196	87,642
Alberto-Culver Co. (Cosmetics/Personal Care)	2,440	64,099
Alexander & Baldwin, Inc. (Transportation)	1,220	55,571
Alexandria Real Estate Equities, Inc. (REIT)	976	95,004
Alliance Data Systems Corp.* (Commercial Services)	2,196	124,184
Alliant Energy Corp. (Electric)	3,172	108,673
Alliant Techsystems, Inc.* (Aerospace/Defense)	976	99,240
AMB Property Corp. (REIT)	2,928	147,513
American Eagle Outfitters, Inc. (Retail)	6,100	83,143
American Financial Group, Inc. (Insurance)	1,952	52,216
American Greetings Corp.—Class A (Household Products/Wares)	1,464	18,066
AmeriCredit Corp.* (Diversified Financial Services)	3,416	29,446
Ametek, Inc. (Electrical Components & Equipment)	3,172	149,782
Amphenol Corp.—Class A (Electronics)	5,368	240,916
AnnTaylor Stores Corp.* (Retail)	1,708	40,924
Apollo Investment Corp. (Investment Companies)	4,148	59,441
Apria Healthcare Group, Inc.* (Healthcare-Services)	1,220	23,656
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,952	81,886
Aqua America, Inc. (Water)	3,904	62,347
Aquila, Inc.* (Electric)	11,468	43,234
Arch Coal, Inc. (Coal)	4,392	329,532
Arrow Electronics, Inc.* (Electronics)	3,660	112,435
Arthur J. Gallagher & Co. (Insurance)	2,684	64,684
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,196	27,406
Associated Banc-Corp (Banks)	3,904	75,308
Astoria Financial Corp. (Savings & Loans)	2,440	48,995
Atmel Corp.* (Semiconductors)	13,664	47,551
Avis Budget Group, Inc.* (Commercial Services)	2,928	24,507
Avnet, Inc.* (Electronics)	4,392	119,814
Avocent Corp.* (Internet)	1,220	22,692
Bank of Hawaii Corp. (Banks)	1,464	69,979
Barnes & Noble, Inc. (Retail)	1,220	30,305
BE Aerospace, Inc.* (Aerospace/Defense)	2,684	62,510
Beckman Coulter, Inc. (Healthcare-Products)	1,708	115,341
Belo Corp.—Class A (Media)	2,684	19,620
Bill Barrett Corp.* (Oil & Gas)	976	57,984
BJ’s Wholesale Club, Inc.* (Retail)	1,708	66,100
Black Hills Corp. (Electric)	976	31,291
Blyth, Inc. (Household Products/Wares)	488	5,871
Bob Evans Farms, Inc. (Retail)	732	20,935
Borders Group, Inc. (Retail)	1,708	10,248
BorgWarner, Inc. (Auto Parts & Equipment)	3,416	151,602
Boyd Gaming Corp. (Lodging)	1,708	21,452
BRE Properties, Inc.—Class A (REIT)	1,464	63,362
Brinker International, Inc. (Retail)	2,928	55,339
Broadridge Financial Solutions, Inc. (Software)	4,148	87,315
Brown & Brown, Inc. (Insurance)	3,416	59,404
Cabot Corp. (Chemicals)	1,952	47,453
Cadence Design Systems, Inc.* (Computers)	7,808	78,861
Callaway Golf Co. (Leisure Time)	1,952	23,092
Camden Property Trust (REIT)	1,464	64,797
Career Education Corp.* (Commercial Services)	2,684	39,213
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,708	49,532
Carmax, Inc.* (Retail)	6,588	93,484

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Carpenter Technology Corp. (Iron/Steel)	1,464	$63,904
Cathay Bancorp, Inc. (Banks)	1,464	15,914
CBRL Group, Inc. (Retail)	488	11,961
Cephalon, Inc.* (Pharmaceuticals)	1,952	130,179
Cerner Corp.* (Software)	1,952	88,191
CF Industries Holdings, Inc. (Chemicals)	1,464	223,699
Charles River Laboratories International, Inc.* (Biotechnology)	1,952	124,772
Charming Shoppes, Inc.* (Retail)	3,416	15,679
Cheesecake Factory, Inc.* (Retail)	1,952	31,056
Chemtura Corp. (Chemicals)	7,320	42,749
Chico’s FAS, Inc.* (Retail)	5,368	28,826
Chipotle Mexican Grill, Inc.—Class A* (Retail)	976	80,637
ChoicePoint, Inc.* (Commercial Services)	1,952	94,086
Church & Dwight, Inc. (Household Products/Wares)	1,952	109,995
Cimarex Energy Co. (Oil & Gas)	2,440	169,995
Cincinnati Bell, Inc.* (Telecommunications)	7,320	29,134
City National Corp. (Banks)	1,220	51,325
Cleveland-Cliffs, Inc. (Iron/Steel)	2,684	319,906
Coldwater Creek, Inc.* (Retail)	1,708	9,018
Collective Brands, Inc.* (Retail)	1,952	22,702
Commerce Bancshares, Inc. (Banks)	1,708	67,739
Commercial Metals Co. (Metal Fabricate/Hardware)	3,416	128,783
Commscope, Inc.* (Telecommunications)	1,952	103,007
Community Health Systems, Inc.* (Healthcare-Services)	2,928	96,565
Con-way, Inc. (Transportation)	1,220	57,657
Copart, Inc.* (Retail)	1,952	83,585
Corinthian Colleges, Inc.* (Commercial Services)	2,440	28,328
Corn Products International, Inc. (Food)	2,196	107,846
Corrections Corp. of America* (Commercial Services)	3,660	100,540
Cousins Properties, Inc. (REIT)	976	22,546
Covance, Inc.* (Healthcare-Services)	1,708	146,922
Crane Co. (Miscellaneous Manufacturing)	1,464	56,408
Cree Research, Inc.* (Semiconductors)	2,684	61,222
Cullen/Frost Bankers, Inc. (Banks)	1,708	85,144
Cypress Semiconductor Corp.* (Semiconductors)	4,392	108,702
Cytec Industries, Inc. (Chemicals)	1,220	66,563
Deluxe Corp. (Commercial Services)	1,464	26,088
Denbury Resources, Inc.* (Oil & Gas)	7,320	267,180
DENTSPLY International, Inc. (Healthcare-Products)	4,392	161,626
DeVry, Inc. (Commercial Services)	1,708	91,583
Dick’s Sporting Goods, Inc.* (Retail)	2,440	43,286
Diebold, Inc. (Computers)	1,952	69,452
Digital River, Inc.* (Internet)	976	37,654
Dollar Tree, Inc.* (Retail)	2,684	87,740
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,952	87,137
DPL, Inc. (Electric)	3,416	90,114
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,440	72,736
DRS Technologies, Inc. (Aerospace/Defense)	1,220	96,038
DST Systems, Inc.* (Computers)	1,220	67,161
Duke-Weeks Realty Corp. (REIT)	4,392	98,600
Dun & Bradstreet Corp. (Software)	1,708	149,689
Dycom Industries, Inc.* (Engineering & Construction)	1,220	17,714
Eaton Vance Corp. (Diversified Financial Services)	3,416	135,820
Edwards Lifesciences Corp.* (Healthcare-Products)	1,464	90,827
Encore Acquisition Co.* (Oil & Gas)	1,464	110,078
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,660	88,535
Energen Corp. (Gas)	2,196	171,354
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,708	124,838
Energy East Corp. (Electric)	4,636	114,602
Entercom Communications Corp. (Media)	732	5,139
Equitable Resources, Inc. (Pipelines)	3,904	269,610
Equity One, Inc. (REIT)	976	20,057
Everest Re Group, Ltd.ADR (Insurance)	1,708	136,145
Exterran Holdings, Inc.* (Oil & Gas Services)	1,952	139,549
F5 Networks, Inc.* (Internet)	2,440	69,345
Fair Isaac Corp. (Software)	1,464	30,407
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,660	42,932
Fastenal Co. (Distribution/Wholesale)	3,660	157,966
Federal Realty Investment Trust (REIT)	1,708	117,852
Federal Signal Corp. (Miscellaneous Manufacturing)	1,464	17,568
Ferro Corp. (Chemicals)	1,220	22,887
Fidelity National Title Group, Inc.—Class A (Insurance)	6,344	79,934
First American Financial Corp. (Insurance)	2,684	70,858
First Niagara Financial Group, Inc. (Savings & Loans)	3,172	40,792
FirstMerit Corp. (Banks)	2,440	39,796
FLIR Systems, Inc.* (Electronics)	4,148	168,284
Flowserve Corp. (Machinery-Diversified)	1,708	233,484
FMC Corp. (Chemicals)	2,196	170,058
FMC Technologies, Inc.* (Oil & Gas Services)	3,904	300,335
Foot Locker, Inc. (Retail)	4,636	57,718
Forest Oil Corp.* (Oil & Gas)	2,684	199,958
Foundry Networks, Inc.* (Telecommunications)	4,392	51,913
Frontier Oil Corp. (Oil & Gas)	3,172	75,843
Furniture Brands International, Inc. (Home Furnishings)	1,464	19,559
Gartner Group, Inc.* (Commercial Services)	1,708	35,390
GATX Corp. (Trucking & Leasing)	1,220	54,083
Gen-Probe, Inc.* (Healthcare-Products)	1,464	69,511
Gentex Corp. (Electronics)	4,148	59,897
Getty Images, Inc.* (Advertising)	1,464	49,674
Global Payments, Inc. (Software)	2,440	113,704
Graco, Inc. (Machinery-Diversified)	1,708	65,024
Granite Construction, Inc. (Engineering & Construction)	976	30,773
Great Plains Energy, Inc. (Electric)	2,440	61,683
GUESS?, Inc. (Apparel)	1,464	54,827
Hanesbrands, Inc.* (Apparel)	2,684	72,844
Hanover Insurance Group, Inc. (Insurance)	1,464	62,220
Hansen Natural Corp.* (Beverages)	1,708	49,225
Harris Corp. (Telecommunications)	3,904	197,113
Harsco Corp. (Miscellaneous Manufacturing)	2,440	132,760
Harte-Hanks, Inc. (Advertising)	1,220	13,969
Hawaiian Electric Industries, Inc. (Electric)	2,440	60,341
HCC Insurance Holdings, Inc. (Insurance)	3,172	67,056
Health Care REIT, Inc. (REIT)	2,684	119,438
Health Management Associates, Inc.—Class A* (Healthcare-Services)	7,320	47,653
Health Net, Inc.* (Healthcare-Services)	3,172	76,318
Helmerich & Payne, Inc. (Oil & Gas)	3,172	228,447
Henry Schein, Inc.* (Healthcare-Products)	2,684	138,414
Herman Miller, Inc. (Office Furnishings)	1,708	42,512
Highwoods Properties, Inc. (REIT)	1,708	53,665
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,708	46,082
HNI Corp. (Office Furnishings)	1,220	21,545
Hologic, Inc.* (Healthcare-Products)	7,808	170,214
Horace Mann Educators Corp. (Insurance)	1,220	17,104
Hormel Foods Corp. (Food)	2,196	76,004
Hospitality Properties Trust (REIT)	2,684	65,651
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,220	6,686

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,708	$68,098
IDACORP, Inc. (Electric)	1,220	35,246
IDEX Corp. (Machinery-Diversified)	2,440	89,890
Imation Corp. (Computers)	732	16,777
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,392	77,958
Integrated Device Technology, Inc.* (Semiconductors)	5,124	50,933
International Rectifier Corp.* (Semiconductors)	2,196	42,163
International Speedway Corp. (Entertainment)	732	28,570
Intersil Corp.—Class A (Semiconductors)	3,660	89,011
Invitrogen Corp.* (Biotechnology)	2,684	105,374
ITT Educational Services, Inc.* (Commercial Services)	732	60,485
J.B. Hunt Transport Services, Inc. (Transportation)	2,440	81,203
Jack Henry & Associates, Inc. (Computers)	2,196	47,521
Jefferies Group, Inc. (Diversified Financial Services)	3,416	57,457
JetBlue Airways Corp.* (Airlines)	5,612	20,933
JM Smucker Co. (Food)	1,708	69,413
John Wiley & Sons, Inc. (Media)	1,220	54,937
Jones Lang LaSalle, Inc. (Real Estate)	976	58,745
Joy Global, Inc. (Machinery-Construction & Mining)	3,172	240,533
Kansas City Southern Industries, Inc.* (Transportation)	2,196	96,602
KBR, Inc. (Engineering & Construction)	5,124	178,879
Kelly Services, Inc.—Class A (Commercial Services)	488	9,433
KEMET Corp.* (Electronics)	2,440	7,906
Kennametal, Inc. (Hand/Machine Tools)	2,196	71,480
Kindred Healthcare, Inc.* (Healthcare-Services)	732	21,052
Kinetic Concepts, Inc.* (Healthcare-Products)	1,464	58,428
Korn/Ferry International* (Commercial Services)	1,220	19,191
Lam Research Corp.* (Semiconductors)	3,660	132,309
Lamar Advertising Co.* (Advertising)	2,196	79,122
Lancaster Colony Corp. (Miscellaneous Manufacturing)	488	14,777
Lear Corp.* (Auto Parts & Equipment)	2,196	31,139
Lee Enterprises, Inc. (Media)	976	3,894
Liberty Property Trust (REIT)	2,684	88,975
Life Time Fitness, Inc.* (Leisure Time)	976	28,841
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,464	41,431
Lincare Holdings, Inc.* (Healthcare-Services)	2,196	62,366
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,220	96,014
Louisiana-Pacific Corp. (Forest Products & Paper)	3,172	26,930
Lubrizol Corp. (Chemicals)	1,952	90,436
M.D.C. Holdings, Inc. (Home Builders)	976	38,123
Mack-Cali Realty Corp. (REIT)	1,952	66,700
Macrovision Solutions Corp.* (Entertainment)	2,440	36,502
Manpower, Inc. (Commercial Services)	2,440	142,106
Martin Marietta Materials (Building Materials)	1,220	126,380
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,464	47,053
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	732	33,130
McAfee, Inc.* (Internet)	4,880	166,066
MDU Resources Group, Inc. (Electric)	5,612	195,634
Media General, Inc.—Class A (Media)	488	5,832
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,708	35,492
Mentor Graphics Corp.* (Computers)	2,684	42,407
Mercury General Corp. (Insurance)	976	45,599
Metavante Technologies, Inc.* (Software)	2,684	60,712
Mine Safety Appliances Co. (Environmental Control)	732	29,273
Minerals Technologies, Inc. (Chemicals)	488	31,032
Modine Manufacturing Co. (Auto Parts & Equipment)	976	12,073
Mohawk Industries, Inc.* (Textiles)	1,464	93,842
MPS Group, Inc.* (Commercial Services)	2,684	28,531
MSC Industrial Direct Co.—Class A (Retail)	1,220	53,814
National Fuel Gas Co. (Pipelines)	2,440	145,131
National Instruments Corp. (Computers)	1,708	48,456
Nationwide Health Properties, Inc. (REIT)	2,928	92,203
Navigant Consulting Co.* (Commercial Services)	1,220	23,863
NBTY, Inc.* (Pharmaceuticals)	1,464	46,936
NCR Corp.* (Computers)	5,124	129,125
Netflix, Inc.* (Internet)	1,220	31,805
NeuStar, Inc.* (Telecommunications)	2,196	47,346
New York Community Bancorp (Savings & Loans)	10,248	182,824
Newfield Exploration Co.* (Oil & Gas)	3,904	254,736
Nordson Corp. (Machinery-Diversified)	976	71,141
Northeast Utilities System (Electric)	4,636	118,357
NSTAR (Electric)	3,172	107,277
NVR, Inc.* (Home Builders)	244	122,020
O’Reilly Automotive, Inc.* (Retail)	3,416	76,348
OGE Energy Corp. (Electric)	2,684	85,110
Old Republic International Corp. (Insurance)	7,076	83,780
Olin Corp. (Chemicals)	2,196	57,491
Omnicare, Inc. (Pharmaceuticals)	3,660	95,965
ONEOK, Inc. (Gas)	3,172	154,889
Oshkosh Truck Corp. (Auto Manufacturers)	2,196	45,435
Overseas Shipholding Group, Inc. (Transportation)	732	58,209
Pacific Sunwear of California, Inc.* (Retail)	1,952	16,651
Packaging Corp. of America (Packaging & Containers)	2,684	57,733
PacWest Bancorp (Banks)	732	10,892
Palm, Inc. (Computers)	3,172	17,097
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	976	15,840
Parametric Technology Corp.* (Software)	3,416	56,945
Patterson-UTI Energy, Inc. (Oil & Gas)	4,636	167,081
PDL BioPharma, Inc. (Biotechnology)	3,660	38,869
Pentair, Inc. (Miscellaneous Manufacturing)	2,928	102,539
PepsiAmericas, Inc. (Beverages)	1,708	33,784
Perrigo Co. (Pharmaceuticals)	2,196	69,767
PetSmart, Inc. (Retail)	3,904	77,885
Pharmaceutical Product Development, Inc. (Commercial Services)	3,172	136,079
Phillips-Van Heusen Corp. (Apparel)	1,464	53,612
Pioneer Natural Resources Co. (Oil & Gas)	3,660	286,505
Plains Exploration & Production Co.* (Oil & Gas)	3,172	231,461
Plantronics, Inc. (Telecommunications)	1,464	32,676
PMI Group, Inc. (Insurance)	2,440	4,758
PNM Resources, Inc. (Electric)	2,440	29,182
Polycom, Inc.* (Telecommunications)	2,684	65,382
Potlatch Corp. (Forest Products & Paper)	976	44,037
Pride International, Inc.* (Oil & Gas)	5,124	242,314
Protective Life Corp. (Insurance)	1,952	74,274
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,464	55,398
Puget Energy, Inc. (Electric)	3,904	93,657
Quanta Services, Inc.* (Commercial Services)	5,124	170,476
Quicksilver Resources, Inc.* (Oil & Gas)	2,928	113,138
Radian Group, Inc. (Insurance)	2,440	3,538
Raymond James Financial Corp. (Diversified Financial Services)	2,684	70,831
Rayonier, Inc. (Forest Products & Paper)	2,196	93,242
Realty Income Corp. (REIT)	2,928	66,641
Regency Centers Corp. (REIT)	1,952	115,402
Regis Corp. (Retail)	1,220	32,147
Reliance Steel & Aluminum Co. (Iron/Steel)	1,708	131,670

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Common Stocks, continued
	Shares	Value

Rent-A-Center, Inc.* (Commercial Services)	1,952	$40,153
Republic Services, Inc. (Environmental Control)	4,636	137,689
ResMed, Inc.* (Healthcare-Products)	2,196	78,485
RF Micro Devices, Inc.* (Telecommunications)	8,052	23,351
Rollins, Inc. (Commercial Services)	1,220	18,080
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,684	176,822
Ross Stores, Inc. (Retail)	3,904	138,670
RPM, Inc. (Chemicals)	3,660	75,396
Ruddick Corp. (Food)	976	33,487
Saks, Inc.* (Retail)	4,392	48,224
SCANA Corp. (Electric)	3,416	126,392
Scholastic Corp.* (Media)	732	20,979
Scientific Games Corp.—Class A* (Entertainment)	1,952	57,818
SEI Investments Co. (Software)	3,660	86,083
Semtech Corp.* (Semiconductors)	1,708	24,032
Sensient Technologies Corp. (Chemicals)	1,464	41,226
Sepracor, Inc.* (Pharmaceuticals)	3,172	63,186
Service Corp. International (Commercial Services)	7,808	76,987
Shaw Group, Inc.* (Engineering & Construction)	2,440	150,768
Sierra Pacific Resources (Electric)	7,076	89,936
Silicon Laboratories, Inc.* (Semiconductors)	1,464	52,836
Smithfield Foods, Inc.* (Food)	3,416	67,910
Sonoco Products Co. (Packaging & Containers)	2,928	90,622
Sotheby’s (Commercial Services)	1,952	51,474
SPX Corp. (Miscellaneous Manufacturing)	1,464	192,853
SRA International, Inc.—Class A* (Computers)	1,220	27,401
StanCorp Financial Group, Inc. (Insurance)	1,464	68,749
Steel Dynamics, Inc. (Iron/Steel)	5,612	219,261
Stericycle, Inc.* (Environmental Control)	2,440	126,148
STERIS Corp. (Healthcare-Products)	1,708	49,122
Strayer Education, Inc. (Commercial Services)	244	51,013
Superior Energy Services, Inc.* (Oil & Gas Services)	2,440	134,542
SVB Financial Group* (Banks)	976	46,955
Sybase, Inc.* (Software)	2,196	64,606
Synopsys, Inc.* (Computers)	4,148	99,179
Synovus Financial Corp. (Banks)	10,004	87,335
TCF Financial Corp. (Banks)	3,172	38,159
Tech Data Corp.* (Distribution/Wholesale)	1,464	49,615
Techne Corp.* (Healthcare-Products)	976	75,533
Teleflex, Inc. (Miscellaneous Manufacturing)	976	54,256
Telephone & Data Systems, Inc. (Telecommunications)	3,172	149,940
Temple-Inland, Inc. (Forest Products & Paper)	3,172	35,748
Terra Industries, Inc. (Chemicals)	2,684	132,455
The Brink’s Co. (Miscellaneous Manufacturing)	1,220	79,812
The Colonial BancGroup, Inc. (Banks)	6,100	26,962
The Corporate Executive Board Co. (Commercial Services)	976	41,041
The Macerich Co. (REIT)	2,196	136,438
The Ryland Group, Inc. (Home Builders)	1,220	26,608
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,220	21,435
The Timberland Co.—Class A* (Apparel)	1,464	23,936
The Warnaco Group, Inc.* (Apparel)	1,220	53,765
Thomas & Betts Corp.* (Electronics)	1,464	55,412
Thor Industries, Inc. (Home Builders)	976	20,750
Tidewater, Inc. (Oil & Gas Services)	1,464	95,204
Timken Co. (Metal Fabricate/Hardware)	2,928	96,448
Toll Brothers, Inc.* (Home Builders)	3,904	73,122
Tootsie Roll Industries, Inc. (Food)	732	18,395
Trimble Navigation, Ltd.* (Electronics)	3,660	130,662
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,440	84,644
TriQuint Semiconductor, Inc.* (Semiconductors)	4,392	26,616
Tupperware Corp. (Household Products/Wares)	1,708	58,448
UDR, Inc. (REIT)	3,904	87,372
Under Armour, Inc.—Class A* (Retail)	976	25,025
United Rentals, Inc.* (Commercial Services)	2,196	43,064
Unitrin, Inc. (Insurance)	1,464	40,362
Universal Corp. (Agriculture)	732	33,101
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,464	92,554
Urban Outfitters, Inc.* (Retail)	3,416	106,545
URS Corp.* (Engineering & Construction)	2,440	102,407
Valassis Communications, Inc.* (Commercial Services)	1,464	18,329
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,684	45,923
Valspar Corp. (Chemicals)	2,928	55,368
ValueClick, Inc.* (Internet)	2,684	40,663
Varian, Inc.* (Electronics)	732	37,376
VCA Antech, Inc.* (Pharmaceuticals)	2,440	67,783
Vectren Corp. (Gas)	2,196	68,537
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,148	138,834
Vishay Intertechnology, Inc.* (Electronics)	5,612	49,778
W.R. Berkley Corp. (Insurance)	4,392	106,111
Wabtec Corp. (Machinery-Diversified)	1,464	71,180
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,440	85,424
Washington Federal, Inc. (Savings & Loans)	2,684	48,580
Webster Financial Corp. (Banks)	1,464	27,230
Weingarten Realty Investors (REIT)	2,196	66,583
WellCare Health Plans, Inc.* (Healthcare-Services)	1,220	44,103
Werner Enterprises, Inc. (Transportation)	1,220	22,668
Westamerica Bancorp (Banks)	732	38,496
Westar Energy, Inc. (Electric)	3,172	68,230
Western Digital Corp.* (Computers)	6,588	227,484
WGL Holdings, Inc. (Gas)	1,464	50,859
Williams Sonoma, Inc. (Retail)	2,684	53,251
Wilmington Trust Corp. (Banks)	1,952	51,611
Wind River Systems, Inc.* (Software)	1,952	21,257
Wisconsin Energy Corp. (Electric)	3,416	154,472
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,952	40,016
YRC Worldwide, Inc.* (Transportation)	1,708	25,398
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,952	63,713

TOTAL COMMON STOCKS
(Cost $24,249,053)		30,753,226

Repurchase Agreements (15.2%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,416,079 (Collateralized by $1,375,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $1,446,524)	$1,416,000	1,416,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $965,056 (Collateralized by $974,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $985,491)	965,000	965,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,529,092 (Collateralized by $1,535,000 of various Federal Home Loan Bank Securities, 4.75%–5.13%, 7/30/08–4/24/09, market value $1,570,921)	1,529,000	1,529,000

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements, continued
	Principal
	Amount	Value

UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,631,102 (Collateralized by $1,634,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $1,665,999)	$1,631,000	$1,631,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,541,000)		5,541,000

TOTAL INVESTMENT SECURITIES
(Cost $29,790,053)—99.7%		36,294,226
Net other assets (liabilities)—0.3%		93,602

NET ASSETS—100.0%		$36,387,828

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,131,740)	26	$(126,915)
S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $17,627,850)	43	(776,322)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	$9,381,270	$(51,002)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 7/28/08	13,208,725	(79,252)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	1.8%
Beverages	0.2%
Biotechnology	1.2%
Building Materials	0.3%
Chemicals	3.6%
Coal	0.9%
Commercial Services	4.2%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.4%
Electric	4.3%
Electrical Components & Equipment	0.9%
Electronics	2.8%
Engineering & Construction	1.3%
Entertainment	0.6%
Environmental Control	0.8%
Food	1.1%
Forest Products & Paper	0.6%
Gas	1.4%
Hand/Machine Tools	0.5%
Healthcare-Products	2.9%
Healthcare-Services	2.1%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	2.8%
Internet	1.1%
Investment Companies	0.2%
Iron/Steel	2.1%
Leisure Time	0.2%
Lodging	0.1%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	2.0%
Media	0.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	1.1%
REIT	4.5%
Real Estate	0.2%
Retail	4.5%
Savings & Loans	0.8%
Semiconductors	1.8%
Software	3.0%
Telecommunications	2.2%
Textiles	0.3%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.2%
Other**	15.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $24,249,053)	$30,753,226
Repurchase agreements, at cost	5,541,000

Total Investment Securities	36,294,226
Cash	2,666
Segregated cash balances with brokers for futures contracts	890,210
Dividends and interest receivable	24,172
Receivable for capital shares issued	356,822
Prepaid expenses	265

Total Assets	37,568,361

Liabilities:
Payable for investments purchased	2,916
Payable for capital shares redeemed	873,258
Unrealized loss on swap agreements	130,254
Variation margin on futures contracts	108,450
Advisory fees payable	26,153
Management services fees payable	3,487
Administration fees payable	1,209
Administrative services fees payable	12,645
Distribution fees payable	9,603
Trustee fees payable	3
Transfer agency fees payable	3,231
Fund accounting fees payable	2,064
Compliance services fees payable	396
Other accrued expenses	6,864

Total Liabilities	1,180,533

Net ssets	$36,387,828

Net Assets consist of:
Capital	$42,230,493
Accumulated net investment income (loss)	466,955
Accumulated net realized gains (losses) on investments	(11,780,302)
Net unrealized appreciation (depreciation) on investments	5,470,682

Net Assets	$36,387,828

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,200,631

Net Asset Value (offering and redemption price per share)	$30.31

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$278,213
Interest	153,770

Total Investment Income	431,983

Expenses:
Advisory fees	167,956
Management services fees	33,592
Administration fees	5,958
Transfer agency fees	7,182
Administrative services fees	76,147
Distribution fees	55,986
Custody fees	4,858
Fund accounting fees	10,959
Trustee fees	316
Compliance services fees	21
Other fees	14,956

Total Gross Expenses before reductions	377,931
Less Expenses reduced by the Advisor	(12,905)

Total Net Expenses	365,026

Net Investment Income (Loss)	66,957

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	205,828
Net realized gains (losses) on futures contracts	(1,286,707)
Net realized gains (losses) on swap agreements	(3,711,985)
Change in net unrealized appreciation/depreciation on investments	(3,506,061)

Net Realized and Unrealized Gains (Losses) on Investments	(8,298,925)

Change in Net Assets Resulting from Operations	$(8,231,968)

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the six months ended	For the year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$66,957	$399,998
Net realized gains (losses) on investments	(4,792,864)	2,207,264
Change in net unrealized appreciation/depreciation on investments	(3,506,061)	(4,068,097)

Change in net assets resulting from operations	(8,231,968)	(1,460,835)

Distributions to Shareholders From:
Net investment income	—	(274,072)
Net realized gains on investments	—	(2,076,375)

Change in net assets resulting from distributions	—	(2,350,447)

Capital Transactions:
Proceeds from shares issued	263,683,522	958,567,915
Dividends reinvested	—	2,037,864
Value of shares redeemed	(284,314,301)	(971,163,317)

Change in net assets resulting from capital transactions	(20,630,779)	(10,557,538)

Change in net assets	(28,862,747)	(14,368,820)
Net Assets:
Beginning of period	65,250,575	79,619,395

End of period	$36,387,828	$65,250,575

Accumulated net investment income (loss)	$466,955	$399,998

Share Transactions:
Issued	8,443,957	25,349,734
Reinvested	—	57,632
Redeemed	(9,135,986)	(25,902,812)

Change in shares	(692,029)	(495,446)

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$34.48		$33.34	$37.93	$35.37	$29.46	$17.32

Investment Activities:
Net investment income (loss)(a)	0.05		0.18	0.13	(0.09)	(0.23)	(0.20)
Net realized and unrealized
gains (losses) on investments	(4.22)		1.84 (b)	2.96	6.29	8.14	12.34

Total income (loss) from investment activities	(4.17)		2.02	3.09	6.20	7.91	12.14

Distributions to Shareholders From:
Net investment income	—		(0.10)	—	—	—	—
Net realized gains on investments	—		(0.78)	(7.68)	(3.64)	(2.00)	—

Total distributions	—		(0.88)	(7.68)	(3.64)	(2.00)	—

Net Asset Value, End of Period	$30.31		$34.48	$33.34	$37.93	$35.37	$29.46

Total Return	(12.09	)%(c)	6.00%	10.64%	17.89%	27.70%	70.09%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.69%	1.76%	1.91%	1.94%	2.08%
Net expenses(d)	1.63%		1.63%	1.73%	1.91%	1.94%	1.98%
Net investment income (loss)(d)	0.30%		0.47%	0.34%	(0.25)%	(0.72)%	(0.88)%

Supplemental Data:
Net assets, end of period (000’s)	$36,388		$65,251	$79,619	$87,717	$88,463	$38,653
Portfolio turnover rate(e)	237	%(c)	501%	612%	692%	602%	1,202%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
ChevronTexaco Corp.	10.6%
ConocoPhillips	7.0%
Schlumberger, Ltd.	6.6%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	73%
Oil Equipment, Services and Distribution	27%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks (100.6)%
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	54,932	$4,111,111
Apache Corp. (Oil & Gas)	38,984	5,418,776
Arena Resources, Inc.* (Oil & Gas)	4,430	233,993
Atlas America, Inc. (Oil & Gas)	4,430	199,571
Atwood Oceanics, Inc.* (Oil & Gas)	3,544	440,661
Baker Hughes, Inc. (Oil & Gas Services)	36,326	3,172,713
Berry Petroleum Co.—Class A (Oil & Gas)	4,430	260,838
Bill Barrett Corp.* (Oil & Gas)	3,544	210,549
BJ Services Co. (Oil & Gas Services)	34,554	1,103,655
Bristow Group, Inc.* (Transportation)	2,658	131,544
Cabot Oil & Gas Corp. (Oil & Gas)	11,518	780,114
Cameron International Corp.* (Oil & Gas Services)	25,694	1,422,163
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,544	241,311
Cheniere Energy, Inc.* (Oil & Gas)	5,316	23,231
Chesapeake Energy Corp. (Oil & Gas)	60,248	3,973,958
ChevronTexaco Corp. (Oil & Gas)	244,536	24,240,854
Cimarex Energy Co. (Oil & Gas)	9,746	679,004
Comstock Resources, Inc.* (Oil & Gas)	5,316	448,830
ConocoPhillips (Oil & Gas)	168,340	15,889,613
Continental Resources, Inc.* (Oil & Gas)	3,544	245,670
Core Laboratories NVADR* (Oil & Gas Services)	2,658	378,366
Crosstex Energy, Inc. (Oil & Gas)	5,316	184,252
Delta Petroleum Corp.* (Oil & Gas)	7,974	203,496
Denbury Resources, Inc.* (Oil & Gas)	28,352	1,034,848
Devon Energy Corp. (Oil & Gas)	49,616	5,961,858
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,974	1,109,502
Dresser-Rand Group, Inc.* (Oil & Gas Services)	9,746	381,069
Drill-Quip, Inc.* (Oil & Gas Services)	3,544	223,272
El Paso Corp. (Pipelines)	83,284	1,810,594
Encore Acquisition Co.* (Oil & Gas)	6,202	466,328
Ensco International, Inc. (Oil & Gas)	16,834	1,359,177
EOG Resources, Inc. (Oil & Gas)	29,238	3,836,026
EXCO Resources, Inc.* (Oil & Gas)	9,746	359,725
Exterran Holdings, Inc.* (Oil & Gas Services)	7,974	570,061
Exxon Mobil Corp. (Oil & Gas)	633,490	55,829,474
FMC Technologies, Inc.* (Oil & Gas Services)	15,062	1,158,720
Forest Oil Corp.* (Oil & Gas)	9,746	726,077
Frontier Oil Corp. (Oil & Gas)	12,404	296,580
Global Industries, Ltd.* (Oil & Gas Services)	10,632	190,632
Grey Wolf, Inc.* (Oil & Gas)	21,264	192,014
Halliburton Co. (Oil & Gas Services)	103,662	5,501,342
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	9,746	405,823
Helmerich & Payne, Inc. (Oil & Gas)	11,518	829,526
Hercules Offshore, Inc.* (Oil & Gas Services)	10,632	404,229
Hess Corp. (Oil & Gas)	34,554	4,360,369
Holly Corp. (Oil & Gas)	5,316	196,267
ION Geophysical Corp.* (Oil & Gas Services)	9,746	170,068
Key Energy Services, Inc.* (Oil & Gas Services)	15,062	292,504
Marathon Oil Corp. (Oil & Gas)	83,284	4,319,941
Mariner Energy, Inc.* (Oil & Gas)	9,746	360,310
Murphy Oil Corp. (Oil & Gas)	22,150	2,171,807
Nabors Industries, Ltd.ADR* (Oil & Gas)	32,782	1,613,858
National-Oilwell Varco, Inc.* (Oil & Gas Services)	48,730	4,323,326
Newfield Exploration Co.* (Oil & Gas)	15,948	1,040,607
Newpark Resources, Inc.* (Oil & Gas Services)	10,632	83,567
Noble Corp.ADR (Oil & Gas)	31,896	2,071,964
Noble Energy, Inc. (Oil & Gas)	20,378	2,049,212
Occidental Petroleum Corp. (Oil & Gas)	96,574	8,678,140
Oceaneering International, Inc.* (Oil & Gas Services)	6,202	477,864
OGE Energy Corp. (Electric)	10,632	337,141
Oil States International, Inc.* (Oil & Gas Services)	6,202	393,455
Parker Drilling Co.* (Oil & Gas)	13,290	133,033
Patterson-UTI Energy, Inc. (Oil & Gas)	18,606	670,560
Penn Virginia Corp. (Oil & Gas)	5,316	400,933
Petrohawk Energy Corp.* (Oil & Gas)	25,694	1,189,889
Pioneer Natural Resources Co. (Oil & Gas)	14,176	1,109,697
Plains Exploration & Production Co.* (Oil & Gas)	12,404	905,120
Pride International, Inc.* (Oil & Gas)	19,492	921,777
Quicksilver Resources, Inc.* (Oil & Gas)	13,290	513,526
Range Resources Corp. (Oil & Gas)	18,606	1,219,437
Rowan Cos., Inc. (Oil & Gas)	13,290	621,307
Schlumberger, Ltd.ADR (Oil & Gas Services)	139,988	15,038,911
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,658	237,918
Smith International, Inc. (Oil & Gas Services)	23,922	1,988,875
Southwestern Energy Co.* (Oil & Gas)	39,870	1,898,211
St. Mary Land & Exploration Co. (Oil & Gas)	7,088	458,168
Stone Energy Corp.* (Oil & Gas)	3,544	233,585
Sunoco, Inc. (Oil & Gas)	14,176	576,821
SunPower Corp.—Class A* (Energy-Alternate Sources)	4,430	318,871
Superior Energy Services, Inc.* (Oil & Gas Services)	9,746	537,394
Swift Energy Co.* (Oil & Gas)	3,544	234,117
Tesoro Petroleum Corp. (Oil & Gas)	15,948	315,292
TETRA Technologies, Inc.* (Oil & Gas Services)	8,860	210,071

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Tidewater, Inc. (Oil & Gas Services)	6,202	$403,316
Transocean, Inc.ADR* (Oil & Gas)	37,212	5,670,737
Ultra Petroleum Corp.ADR* (Oil & Gas)	17,720	1,740,104
Unit Corp.* (Oil & Gas)	5,316	441,068
Valero Energy Corp. (Oil & Gas)	62,020	2,553,984
W-H Energy Services, Inc.* (Oil & Gas Services)	3,544	339,302
Weatherford International, Ltd.ADR* (Oil & Gas Services)	79,740	3,954,307
Whiting Petroleum Corp.* (Oil & Gas)	5,316	563,921
XTO Energy, Inc. (Oil & Gas)	59,362	4,066,891

TOTAL COMMON STOCKS
(Cost $114,928,714)		229,048,693

TOTAL INVESTMENT SECURITIES
(Cost $114,928,714)—100.6%		229,048,693
Net other assets (liabilities)—(0.6)%		(1,417,777)

NET ASSETS—100.0%		$227,630,916

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Electric	0.1%
Energy-Alternate Sources	0.1%
Oil & Gas	80.5%
Oil & Gas Services	19.0%
Pipelines	0.8%
Transportation	0.1%

Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $114,928,714)	$229,048,693
Dividends and interest receivable	81,851
Receivable for capital shares issued	206,373
Prepaid expenses	988

Total Assets	229,337,905

Liabilities:
Cash overdraft	1,346,459
Payable for capital shares redeemed	11,098
Advisory fees payable	126,255
Management services fees payable	16,834
Administration fees payable	6,016
Administrative services fees payable	70,849
Distribution fees payable	52,919
Trustee fees payable	17
Transfer agency fees payable	14,500
Fund accounting fees payable	10,267
Compliance services fees payable	1,984
Other accrued expenses	49,791

Total Liabilities	1,706,989

Net Assets	$227,630,916

Net Assets consist of:
Capital	$123,001,545
Accumulated net investment income (loss)	(326,767)
Accumulated net realized gains (losses) on investments	(9,163,841)
Net unrealized appreciation (depreciation) on investments	114,119,979

Net Assets	$227,630,916

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,106,936

Net Asset Value (offering and redemption price per share)	$73.27

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$1,209,878
Interest	7,170

Total Investment Income	1,217,048

Expenses:
Advisory fees	710,344
Management services fees	142,070
Administration fees	27,908
Transfer agency fees	34,191
Administrative services fees	323,878
Distribution fees	236,781
Custody fees	11,142
Fund accounting fees	47,384
Trustee fees	1,468
Compliance services fees	1,354
Other fees	76,792

Total Gross Expenses before reductions	1,613,312
Less Expenses reduced by the Advisor	(69,497)

Total Net Expenses	1,543,815

Net Investment Income (Loss)	(326,767)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,711,311)
Change in net unrealized appreciation/depreciation on investments	17,909,514

Net Realized and Unrealized Gains (Losses) on Investments	13,198,203

Change in Net Assets Resulting from Operations	$12,871,436

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(326,767)	$(492,462)
Net realized gains (losses) on investments	(4,711,311)	10,074,132
Change in net unrealized appreciation/depreciation on investments	17,909,514	32,901,176

Change in net assets resulting from operations	12,871,436	42,482,846

Distributions to Shareholders From:
Net realized gains on investments	—	(4,283,910)

Change in net assets resulting from distributions	—	(4,283,910)

Capital Transactions:
Proceeds from shares issued	197,507,177	302,318,292
Dividends reinvested	—	4,283,910
Value of shares redeemed	(177,618,575)	(294,146,006)

Change in net assets resulting from capital transactions	19,888,602	12,456,196

Change in net assets	32,760,038	50,655,132
Net Assets:
Beginning of period	194,870,878	144,215,746

End of period	$227,630,916	$194,870,878

Accumulated net investment income (loss)	$(326,767)	$—

Share Transactions:
Issued	2,981,580	5,094,141
Reinvested	—	69,252
Redeemed	(2,796,499)	(5,041,455)

Change in shares	185,081	121,938

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$66.69		$51.51	$47.02	$36.63	$28.33	$23.17

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.17)	(0.08)	(0.15)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	6.69		16.79	9.13	11.64	8.37	5.17

Total income (loss) from investment activities	6.58		16.62	9.05	11.49	8.32	5.16

Distributions to Shareholders From:
Net realized gains on investments	—		(1.44)	(4.56)	(1.10)	(0.02)	—

Net Asset Value, End of Period	$73.27		$66.69	$51.51	$47.02	$36.63	$28.33

Total Return	9.87	%(b)	32.48%	20.63%	31.31%	29.36%	22.27%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.76%	1.86%	1.92%	2.09%
Net expenses(c)	1.63%		1.63%	1.68%	1.86%	1.92%	1.98%
Net investment income (loss)(c)	(0.34)%		(0.30)%	(0.15)%	(0.34)%	(0.16)%	(0.05)%
Supplemental Data:
Net assets, end of period (000’s)	$227,631		$194,871	$144,216	$148,466	$85,137	$44,398
Portfolio turnover rate(d)	79	%(b)	180%	166%	298%	470%	1,091%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.	Organization

ProFunds (the “ Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non–diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “ Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“ NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“ OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “ Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’ s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

26

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities. As of June 30, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

27

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “unrealized gains or losses on swap agreements”.

28

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the four active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 108 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. Thes e“ book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

29

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “ Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “ Disclosures about Derivative Instruments and Hedging Activities ” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Small-Cap Value	$19,589,053	$—	$—	$—	$—	$19,589,053	$—
ProFund VP Japan	—	(863,278)	625	14,172,000	—	14,172,625	(863,278)
ProFund VP UltraMid-Cap	30,753,256	(903,237)	—	5,541,000	(130,254)	36,294,256	(1,033,491)
ProFund VP Oil & Gas	229,048,693	—	—	—	—	229,048,693	—

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

30

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “ Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “ Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“ Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “ Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

31

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	Total

ProFund VP Small-Cap Value	$4,722	$40,042	$9,373	$54,137
ProFund VP Japan	5,380	—	325	5,705
ProFund VP UltraMid-Cap	—	14,268	1,708	15,976
ProFund VP Oil & Gas	62,332	45,630	22,141	130,103

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Small-Cap Value	$7,303
ProFund VP Japan	4,342
ProFund VP UltraMid-Cap	11,197
ProFund VP Oil & Gas	47,356

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$46,106,617	$55,137,718
ProFund VP UltraMid-Cap	84,646,262	102,854,002
ProFund VP Oil & Gas	181,518,610	150,939,795

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

32

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

Certain ProFunds VP are “ leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires
	12/31/14	12/31/15	Total

ProFund VP Japan	$1,864,158	$5,078,524	$6,942,682
ProFund VP UltraMid-Cap	—	757,452	757,452

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	112/31/09	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$—	$436,173	$92,208	$—	$528,381
ProFund VP UltraMid-Cap	—	1,237,920	—	—	1,237,920
ProFund VP Oil & Gas	77,964	2,141,711	506,983	506,983	3,233,641

33

PROFUNDS VP

Notes to Financial Statements (Continued)
June 30, 2008
(unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:

					Total
			Ordinary	Net Long-Term	Distributions
			Income	Gains	Paid

ProFund VP Small-Cap Value			$2,612,774	$3,076,187	$5,688,961
ProFund VP Japan			2,406,260	—	2,406,260
ProFund VP UltraMid-Cap			1,752,341	598,106	2,350,447
ProFund VP Oil & Gas			—	4,283,910	4,283,910

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Total
	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Capital and	Appreciation	Earnings
	Income	Capital Gains	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$—	$3,171,171	$—	$958,140	$4,129,311
ProFund VP Japan	1,770,821	—	(7,471,063)	—	(5,700,242)
ProFund VP UltraMid-Cap	399,998	—	(1,995,372)	3,984,677	2,389,303
ProFund VP Oil & Gas	1,331,546	8,149,659	(3,233,641)	85,510,371	91,757,935

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

			Tax	Tax	Net Unrealized
			Unrealized	Unrealized	Appreciation
		Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value		$20,690,260	$—	$(1,101,207)	$(1,101,207)
ProFund VP Japan		14,173,450	—	—	—
ProFund VP UltraMid-Cap		35,186,852	1,868,381	(761,007)	1,107,374
ProFund VP Oil & Gas		131,531,538	97,994,929	(477,774)	97,517,155

34

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “ Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Small-Cap Value	$1,000.00	$903.50	$7.71	1.63%
ProFund VP Japan	1,000.00	886.60	7.65	1.63%
ProFund VP UltraMid-Cap	1,000.00	879.10	7.62	1.63%
ProFund VP Oil & Gas	1,000.00	1,098.70	8.51	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP Small-Cap Value	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Japan	1,000.00	1,016.76	8.17	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.76	8.17	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.76	8.17	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’ s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

35

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Not just funds, ProFundsSM Ultra ProFund VP UltraBull Inverse ProFund VP Bear Non-Equity ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2008

i	Message from the Chairman

Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
10	ProFund VP Bear
14	ProFund VP Rising Rates Opportunity

18	Notes to Financial Statements

27	Expense Examples

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2008.

Broad equities crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. But as the period drew to a close, credit fears resurfaced and concerns about inflation, particularly soaring gas and food prices, began to take center stage.

The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the S&P MidCap 400 Index lost 3.9%, the Russell 2000® Index declined 9.4%, and the NASDAQ-100® was down 11.7%.

Energy a bright spot, financials a sore spot

Escalating oil prices, fueled by increasing global demand and concerns over supply, provided a tailwind for U.S. energy companies. The Dow Jones U.S. Oil & Gas Index earned a return of 10.8% and the Dow Jones U.S. Basic Materials Index achieved a 10.6% gain for the period.

The worst-performing sectors reflected the turmoil in the credit markets and its repercussions on consumer spending. Financials led the way down as most U.S. banks took write-downs and reported disappointing earnings. Accordingly, the Dow Jones U.S. Financials Index lost 27.1% for the period. Sectors heavily dependent on consumer spending were hit hard as well, with the Dow Jones U.S. Consumer Goods Index falling 12.8% and the Dow Jones U.S. Consumer Services Index declining 11.1%.

Credit and inflation worries extend globally

Foreign equity markets did not go unscathed, either. Credit problems reached Europe’s major banks just as soaring inflation was cutting into European corporate profits. In addition to inflation, emerging markets like China and India experienced pullbacks after huge run-ups in recent years.

The MSCI EAFE (Europe, Australasia, and Far East) Index, which includes developed markets outside of North America, fell 11.0% for the period. The Bank of New York Emerging Markets 50 ADR Index was down 5.9%. And while Japan has experienced subdued inflation for years, the Nikkei Stock Average still posted an 11.2% loss for the period.

Investors make round trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors were willing to take on riskier kinds of debt. But, as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the total return of the 30-year U.S. Treasury Bond posted a gain of 2.9% for the period.

Dollar stabilizes

The U.S. dollar continued its slide in the first half of the period as the U.S. Dollar Index (USDX), a measure of the dollar’s value against a basket of six foreign currencies, hit an all-time low in March. Then, the dollar began to stabilize as foreign economies began to weaken and U.S. policymakers became more vocal about the threat of inflation to the dollar. However, the USDX still finished the period down 5.3%.

Opportunities in any type of market conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and reduce risk, no matter what direction the markets take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds VP involves certain risks, including, in all or some cases, leverage, liquidity, concentration, nondiversification, repurchase agreement, and inverse correlation risks. In addition, ProFunds VP permit active trading strategies that may increase expenses and reduce fund performance.

i

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	3%
Swap Agreements	121%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.2%
General Electric Co.	1.8%
Microsoft Corp.	1.5%
ChevronTexaco Corp.	1.4%
AT&T, Inc.	1.4%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks (75.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,441	$100,279
Abbott Laboratories (Pharmaceuticals)	3,146	166,644
Abercrombie & Fitch Co.—Class A (Retail)	176	11,032
ACE, Ltd.ADR (Insurance)	682	37,571
Adobe Systems, Inc.* (Software)	1,089	42,896
Advanced Micro Devices, Inc.* (Semiconductors)	1,232	7,183
Aetna, Inc. (Healthcare-Services)	990	40,125
Affiliated Computer Services, Inc.—Class A*(Computers)	198	10,591
AFLAC, Inc. (Insurance)	968	60,790
Agilent Technologies, Inc.* (Electronics)	737	26,193
Air Products & Chemicals, Inc. (Chemicals)	429	42,411
AK Steel Holding Corp. (Iron/Steel)	220	15,180
Akamai Technologies, Inc.* (Internet)	341	11,863
Alcoa, Inc. (Mining)	1,661	59,165
Allegheny Energy, Inc. (Electric)	341	17,088
Allegheny Technologies, Inc. (Iron/Steel)	209	12,390
Allergan, Inc. (Pharmaceuticals)	627	32,635
Allied Waste Industries, Inc.* (Environmental Control)	693	8,746
Allstate Corp. (Insurance)	1,122	51,152
Altera Corp. (Semiconductors)	616	12,751
Altria Group, Inc. (Agriculture)	4,268	87,750
Amazon.com, Inc.* (Internet)	627	45,978
Ameren Corp. (Electric)	429	18,117
American Capital Strategies, Ltd. (Investment Companies)	418	9,936
American Electric Power, Inc. (Electric)	814	32,747
American Express Co. (Diversified Financial Services)	2,365	89,090
American International Group, Inc. (Insurance)	5,478	144,948
American Tower Corp.* (Telecommunications)	803	33,927
Ameriprise Financial, Inc. (Diversified Financial Services)	451	18,342
AmerisourceBergen Corp. (Pharmaceuticals)	330	13,197
Amgen, Inc.* (Biotechnology)	2,222	104,790
Anadarko Petroleum Corp. (Oil & Gas)	957	71,622
Analog Devices, Inc. (Semiconductors)	594	18,871
Anheuser-Busch Cos., Inc. (Beverages)	1,452	90,198
AON Corp. (Insurance)	605	27,794
Apache Corp. (Oil & Gas)	682	94,798
Apartment Investment and Management Co.—Class A (REIT)	187	6,369
Apollo Group, Inc.—Class A* (Commercial Services)	286	12,658
Apple Computer, Inc.* (Computers)	1,793	300,220
Applera Corp.—Applied Biosystems Group (Electronics)	341	11,417
Applied Materials, Inc. (Semiconductors)	2,761	52,707
Archer-Daniels-Midland Co. (Agriculture)	1,309	44,179
Ashland, Inc. (Chemicals)	110	5,302
Assurant, Inc. (Insurance)	198	13,060
AT&T, Inc. (Telecommunications)	12,111	408,020
Autodesk, Inc.* (Software)	451	15,248
Automatic Data Processing, Inc. (Software)	1,056	44,246
AutoNation, Inc.* (Retail)	275	2,756
AutoZone, Inc.* (Retail)	88	10,649
Avalonbay Communities, Inc. (REIT)	154	13,731
Avery Dennison Corp. (Household Products/Wares)	220	9,665
Avon Products, Inc. (Cosmetics/Personal Care)	869	31,301
Baker Hughes, Inc. (Oil & Gas Services)	627	54,762
Ball Corp. (Packaging & Containers)	198	9,453
Bank of America Corp. (Banks)	9,075	216,620
Bank of New York Mellon Corp. (Banks)	2,332	88,220
Bard (C.R.), Inc. (Healthcare-Products)	198	17,414
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	220	9,918
Baxter International, Inc. (Healthcare-Products)	1,276	81,587
BB&T Corp. (Banks)	1,111	25,297
Becton, Dickinson & Co. (Healthcare-Products)	495	40,243
Bed Bath & Beyond, Inc.* (Retail)	528	14,837
Bemis Co., Inc. (Packaging & Containers)	198	4,439
Best Buy Co., Inc. (Retail)	704	27,878
Big Lots, Inc.* (Retail)	165	5,155
Biogen Idec, Inc.* (Biotechnology)	594	33,199
BJ Services Co. (Oil & Gas Services)	594	18,972
Black & Decker Corp. (Hand/Machine Tools)	121	6,959
BMC Software, Inc.* (Software)	385	13,860
Boeing Co. (Aerospace/Defense)	1,529	100,486
Boston Properties, Inc. (REIT)	242	21,833
Boston Scientific Corp.* (Healthcare-Products)	2,750	33,798
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,037	82,880
Broadcom Corp.—Class A* (Semiconductors)	913	24,916

See accompanying notes to the financial statements.
1

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

Brown-Forman Corp. (Beverages)	176	$13,300
Burlington Northern Santa Fe Corp. (Transportation)	594	59,335
C.H. Robinson Worldwide, Inc. (Transportation)	352	19,304
CA, Inc. (Software)	792	18,287
Cabot Oil & Gas Corp. (Oil & Gas)	198	13,411
Cameron International Corp.* (Oil & Gas Services)	440	24,354
Campbell Soup Co. (Food)	440	14,722
Capital One Financial Corp. (Diversified Financial Services)	770	29,268
Cardinal Health, Inc. (Pharmaceuticals)	726	37,447
Carnival Corp.—Class AADR (Leisure Time)	891	29,367
Caterpillar, Inc. (Machinery-Construction & Mining)	1,254	92,570
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	352	6,758
CBS Corp.—Class B (Media)	1,386	27,013
Celgene Corp.* (Biotechnology)	891	56,908
CenterPoint Energy, Inc. (Electric)	671	10,770
Centex Corp. (Home Builders)	253	3,383
CenturyTel, Inc. (Telecommunications)	220	7,830
Chesapeake Energy Corp. (Oil & Gas)	979	64,575
ChevronTexaco Corp. (Oil & Gas)	4,213	417,635
Chubb Corp. (Insurance)	748	36,659
Ciena Corp.* (Telecommunications)	187	4,333
CIGNA Corp. (Insurance)	572	20,243
Cincinnati Financial Corp. (Insurance)	330	8,382
Cintas Corp. (Textiles)	264	6,999
Cisco Systems, Inc.* (Telecommunications)	12,045	280,167
CIT Group, Inc. (Diversified Financial Services)	572	3,895
Citigroup, Inc. (Diversified Financial Services)	11,099	186,019
Citizens Communications Co. (Telecommunications)	660	7,484
Citrix Systems, Inc.* (Software)	374	10,999
Clear Channel Communications, Inc. (Media)	1,012	35,622
Clorox Co. (Household Products/Wares)	286	14,929
CME Group, Inc. (Diversified Financial Services)	110	42,151
CMS Energy Corp. (Electric)	462	6,884
Coach, Inc.* (Apparel)	693	20,014
Coca-Cola Co. (Beverages)	4,070	211,559
Coca-Cola Enterprises, Inc. (Beverages)	583	10,086
Cognizant Technology Solutions Corp.* (Computers)	594	19,311
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,034	71,449
Comcast Corp.—Special Class A (Media)	6,039	114,560
Comerica, Inc. (Banks)	308	7,894
Computer Sciences Corp.* (Computers)	308	14,427
Compuware Corp.* (Software)	528	5,037
ConAgra Foods, Inc. (Food)	990	19,087
ConocoPhillips (Oil & Gas)	3,146	296,951
CONSOL Energy, Inc. (Coal)	374	42,026
Consolidated Edison, Inc. (Electric)	561	21,929
Constellation Brands, Inc.* (Beverages)	396	7,865
Constellation Energy Group, Inc. (Electric)	363	29,802
Convergys Corp.* (Commercial Services)	253	3,760
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	352	13,904
Corning, Inc. (Telecommunications)	3,212	74,037
Costco Wholesale Corp. (Retail)	880	61,723
Coventry Health Care, Inc.* (Healthcare-Services)	308	9,369
Covidien, Ltd.ADR (Healthcare-Products)	1,023	48,991
CSX Corp. (Transportation)	825	51,818
Cummins, Inc. (Machinery-Diversified)	418	27,387
CVS Corp. (Retail)	2,915	115,347
D.R. Horton, Inc. (Home Builders)	561	6,087
Danaher Corp. (Miscellaneous Manufacturing)	517	39,964
Darden Restaurants, Inc. (Retail)	286	9,135
Dean Foods Co.* (Food)	308	6,043
Deere & Co. (Machinery-Diversified)	880	63,474
Dell, Inc.* (Computers)	4,114	90,014
Developers Diversified Realty Corp. (REIT)	242	8,400
Devon Energy Corp. (Oil & Gas)	913	109,706
Dillards, Inc.—Class A (Retail)	121	1,400
DIRECTV Group, Inc.* (Media)	1,452	37,621
Discover Financial Services (Diversified Financial Services)	979	12,893
Dominion Resources, Inc. (Electric)	1,177	55,896
Dover Corp. (Miscellaneous Manufacturing)	385	18,622
DTE Energy Co. (Electric)	330	14,005
Du Pont (Chemicals)	1,837	78,789
Duke Energy Corp. (Electric)	2,574	44,736
Dynegy, Inc.—Class A* (Electric)	1,012	8,653
E* TRADE Financial Corp.* (Diversified Financial Services)	968	3,040
Eastman Chemical Co. (Chemicals)	154	10,604
Eastman Kodak Co. (Miscellaneous Manufacturing)	583	8,413
Eaton Corp. (Miscellaneous Manufacturing)	341	28,975
eBay, Inc.* (Internet)	2,255	61,629
Ecolab, Inc. (Chemicals)	363	15,605
Edison International (Electric)	660	33,911
El Paso Corp. (Pipelines)	1,430	31,088
Electronic Arts, Inc.* (Software)	649	28,835
Electronic Data Systems Corp. (Computers)	929	22,891
Eli Lilly & Co. (Pharmaceuticals)	2,013	92,920
Embarq Corp. (Telecommunications)	297	14,039
EMC Corp.* (Computers)	4,213	61,889
Emerson Electric Co. (Electrical Components & Equipment)	1,595	78,873
Ensco International, Inc. (Oil & Gas)	297	23,980
Entergy Corp. (Electric)	385	46,385
EOG Resources, Inc. (Oil & Gas)	506	66,387
Equifax, Inc. (Commercial Services)	264	8,876
Equity Residential Properties Trust (REIT)	550	21,049
Exelon Corp. (Electric)	1,342	120,726
Expedia, Inc.* (Internet)	429	7,885
Expeditors International of Washington, Inc. (Transportation)	440	18,920
Express Scripts, Inc.* (Pharmaceuticals)	517	32,426
Exxon Mobil Corp. (Oil & Gas)	10,780	950,041
Family Dollar Stores, Inc. (Retail)	286	5,703
Fannie Mae (Diversified Financial Services)	2,167	42,278
Federated Investors, Inc.—Class B (Diversified Financial Services)	176	6,058
FedEx Corp. (Transportation)	627	49,401
Fidelity National Information Services, Inc. (Software)	352	12,992
Fifth Third Bancorp (Banks)	1,177	11,982
First Horizon National Corp. (Banks)	385	2,861
FirstEnergy Corp. (Electric)	616	50,715
Fiserv, Inc.* (Software)	330	14,972
Fluor Corp. (Engineering & Construction)	176	32,750
Ford Motor Co.* (Auto Manufacturers)	4,565	21,958
Forest Laboratories, Inc.* (Pharmaceuticals)	616	21,400
Fortune Brands, Inc. (Household Products/Wares)	308	19,222
FPL Group, Inc. (Electric)	836	54,825
Franklin Resources, Inc. (Diversified Financial Services)	319	29,236
Freddie Mac (Diversified Financial Services)	1,320	21,648
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	781	91,525
GameStop Corp.—Class A* (Retail)	330	13,332
Gannett Co., Inc. (Media)	462	10,012
General Dynamics Corp. (Aerospace/Defense)	814	68,539
General Electric Co. (Miscellaneous Manufacturing)	20,317	542,261
General Growth Properties, Inc. (REIT)	550	19,267

See accompanying notes to the financial statements.
2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

General Mills, Inc. (Food)	682	$41,445
General Motors Corp. (Auto Manufacturers)	1,155	13,283
Genuine Parts Co. (Distribution/Wholesale)	330	13,094
Genworth Financial, Inc.—Class A (Diversified Financial Services)	880	15,673
Genzyme Corp.* (Biotechnology)	550	39,611
Gilead Sciences, Inc.* (Pharmaceuticals)	1,881	99,599
Goodrich Corp. (Aerospace/Defense)	253	12,007
Google, Inc.—Class A* (Internet)	473	248,997
H & R Block, Inc. (Commercial Services)	660	14,124
Halliburton Co. (Oil & Gas Services)	1,782	94,571
Harley-Davidson, Inc. (Leisure Time)	484	17,550
Harman International Industries, Inc. (Home Furnishings)	121	5,008
Hartford Financial Services Group, Inc. (Insurance)	638	41,196
Hasbro, Inc. (Toys/Games/Hobbies)	286	10,216
HCP, Inc. (REIT)	484	15,396
Heinz (H.J.) Co. (Food)	638	30,528
Hercules, Inc. (Chemicals)	231	3,911
Hess Corp. (Oil & Gas)	572	72,181
Hewlett-Packard Co. (Computers)	4,571	202,084
Home Depot, Inc. (Retail)	3,454	80,893
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,507	75,772
Hospira, Inc.* (Pharmaceuticals)	319	12,795
Host Marriott Corp. (REIT)	1,067	14,565
Hudson City Bancorp, Inc. (Savings & Loans)	1,056	17,614
Humana, Inc.* (Healthcare-Services)	341	13,562
Huntington Bancshares, Inc. (Banks)	748	4,316
IAC/InterActiveCorp* (Internet)	374	7,211
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	814	38,673
IMS Health, Inc. (Software)	374	8,714
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	649	24,292
Integrys Energy Group, Inc. (Electric)	154	7,828
Intel Corp. (Semiconductors)	11,671	250,693
IntercontinentalExchange, Inc.* (Diversified Financial Services)	143	16,302
International Business Machines Corp. (Computers)	2,805	332,477
International Flavors & Fragrances, Inc. (Chemicals)	165	6,445
International Game Technology (Entertainment)	627	15,662
International Paper Co. (Forest Products & Paper)	869	20,248
Interpublic Group of Cos., Inc.* (Advertising)	957	8,230
Intuit, Inc.* (Software)	649	17,893
Intuitive Surgical, Inc.* (Healthcare-Products)	77	20,744
ITT Industries, Inc. (Miscellaneous Manufacturing)	374	23,685
J.C. Penney Co., Inc. (Retail)	451	16,367
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,040	241,542
Jabil Circuit, Inc. (Electronics)	429	7,040
Jacobs Engineering Group, Inc.* (Engineering & Construction)	253	20,417
Janus Capital Group, Inc. (Diversified Financial Services)	297	7,862
JDS Uniphase Corp.* (Telecommunications)	473	5,373
Johnson & Johnson (Healthcare-Products)	5,742	369,440
Johnson Controls, Inc. (Auto Parts & Equipment)	1,210	34,703
Jones Apparel Group, Inc. (Apparel)	176	2,420
Juniper Networks, Inc.* (Telecommunications)	1,067	23,666
KB Home (Home Builders)	154	2,607
Kellogg Co. (Food)	517	24,826
KeyCorp (Banks)	990	10,870
Kimberly-Clark Corp. (Household Products/Wares)	858	51,291
Kimco Realty Corp. (REIT)	517	17,847
King Pharmaceuticals, Inc.* (Pharmaceuticals)	506	5,298
KLA-Tencor Corp. (Semiconductors)	352	14,330
Kohls Corp.* (Retail)	627	25,105
Kraft Foods, Inc. (Food)	3,091	87,939
Kroger Co. (Food)	1,353	39,061
L-3 Communications Holdings, Inc. (Aerospace/Defense)	253	22,990
Laboratory Corp. of America Holdings* (Healthcare-Services)	231	16,085
Legg Mason, Inc. (Diversified Financial Services)	286	12,461
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	341	5,719
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,419	28,110
Lennar Corp.—Class A (Home Builders)	286	3,529
Leucadia National Corp. (Holding Companies-Diversified)	363	17,039
Lexmark International, Inc.—Class A* (Computers)	198	6,619
Limited, Inc. (Retail)	605	10,194
Lincoln National Corp. (Insurance)	528	23,929
Linear Technology Corp. (Semiconductors)	451	14,689
Liz Claiborne, Inc. (Apparel)	198	2,802
Lockheed Martin Corp. (Aerospace/Defense)	693	68,371
Loews Corp. (Insurance)	737	34,565
Lorillard, Inc.* (Agriculture)	352	24,344
Lowe’s Cos., Inc. (Retail)	2,981	61,856
LSI Logic Corp.* (Semiconductors)	1,298	7,970
M&T Bank Corp. (Banks)	154	10,863
Macy’s, Inc. (Retail)	858	16,662
Manitowoc Co. (Machinery-Diversified)	264	8,588
Marathon Oil Corp. (Oil & Gas)	1,441	74,745
Marriott International, Inc.—Class A (Lodging)	616	16,164
Marsh & McLennan Cos., Inc. (Insurance)	1,045	27,745
Marshall & Ilsley Corp. (Banks)	528	8,094
Masco Corp. (Building Materials)	737	11,593
Massey Energy Co. (Coal)	165	15,469
Mattel, Inc. (Toys/Games/Hobbies)	737	12,617
MBIA, Inc. (Insurance)	429	1,883
McCormick & Co., Inc. (Food)	264	9,414
McDonald’s Corp. (Retail)	2,310	129,868
McGraw-Hill Cos., Inc. (Media)	660	26,479
McKesson Corp. (Commercial Services)	561	31,366
MeadWestvaco Corp. (Forest Products & Paper)	352	8,392
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,034	48,805
Medtronic, Inc. (Healthcare-Products)	2,288	118,404
MEMC Electronic Materials, Inc.* (Semiconductors)	462	28,431
Merck & Co., Inc. (Pharmaceuticals)	4,378	165,007
Meredith Corp. (Media)	77	2,178
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,013	63,832
MetLife, Inc. (Insurance)	1,452	76,622
MGIC Investment Corp. (Insurance)	253	1,546
Microchip Technology, Inc. (Semiconductors)	374	11,422
Micron Technology, Inc.* (Semiconductors)	1,551	9,306
Microsoft Corp. (Software)	16,324	449,073
Millipore Corp.* (Biotechnology)	110	7,465
Molex, Inc. (Electrical Components & Equipment)	286	6,981
Molson Coors Brewing Co.—Class B (Beverages)	286	15,538
Monsanto Co. (Agriculture)	1,122	141,866
Monster Worldwide, Inc.* (Internet)	253	5,214
Moody’s Corp. (Commercial Services)	418	14,396
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,255	81,338
Motorola, Inc. (Telecommunications)	4,598	33,749
Murphy Oil Corp. (Oil & Gas)	385	37,749
Mylan Laboratories, Inc.* (Pharmaceuticals)	616	7,435
Nabors Industries, Ltd.ADR* (Oil & Gas)	572	28,160
National City Corp. (Banks)	1,551	7,398

See accompanying notes to the financial statements.
3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

National Semiconductor Corp. (Semiconductors)	440	$9,038
National-Oilwell Varco, Inc.* (Oil & Gas Services)	847	75,146
NetApp, Inc.* (Computers)	704	15,249
Newell Rubbermaid, Inc. (Housewares)	561	9,419
Newmont Mining Corp. (Mining)	924	48,196
News Corp.—Class A (Media)	4,697	70,643
Nicor, Inc. (Gas)	88	3,748
NIKE, Inc.—Class B (Apparel)	770	45,900
NiSource, Inc. (Electric)	561	10,053
Noble Corp.ADR (Oil & Gas)	550	35,728
Noble Energy, Inc. (Oil & Gas)	352	35,397
Nordstrom, Inc. (Retail)	363	10,999
Norfolk Southern Corp. (Transportation)	770	48,256
Northern Trust Corp. (Banks)	385	26,399
Northrop Grumman Corp. (Aerospace/Defense)	693	46,362
Novell, Inc.* (Software)	726	4,276
Novellus Systems, Inc.* (Semiconductors)	209	4,429
Nucor Corp. (Iron/Steel)	638	47,639
NVIDIA Corp.* (Semiconductors)	1,133	21,210
NYSE Euronext (Diversified Financial Services)	539	27,306
Occidental Petroleum Corp. (Oil & Gas)	1,672	150,246
Office Depot, Inc.* (Retail)	561	6,137
Omnicom Group, Inc. (Advertising)	649	29,127
Oracle Corp.* (Software)	8,085	169,785
PACCAR, Inc. (Auto Manufacturers)	748	31,289
Pactiv Corp.* (Packaging & Containers)	264	5,605
Pall Corp. (Miscellaneous Manufacturing)	242	9,603
Parker Hannifin Corp. (Miscellaneous Manufacturing)	341	24,320
Patriot Coal Corp.* (Coal)	86	13,183
Patterson Cos., Inc.* (Healthcare-Products)	264	7,759
Paychex, Inc. (Commercial Services)	649	20,301
Peabody Energy Corp. (Coal)	550	48,427
Pepco Holdings, Inc. (Electric)	407	10,440
PepsiCo, Inc. (Beverages)	3,234	205,650
PerkinElmer, Inc. (Electronics)	242	6,740
Pfizer, Inc. (Pharmaceuticals)	13,794	240,981
PG&E Corp. (Electric)	726	28,815
Philip Morris International, Inc. (Commercial Services)	4,301	212,426
Pinnacle West Capital Corp. (Electric)	209	6,431
Pitney Bowes, Inc. (Office/Business Equipment)	418	14,254
Plum Creek Timber Co., Inc. (Forest Products & Paper)	352	15,034
PNC Financial Services Group (Banks)	704	40,198
Polo Ralph Lauren Corp. (Apparel)	121	7,596
PPG Industries, Inc. (Chemicals)	330	18,932
PPL Corp. (Electric)	759	39,673
Praxair, Inc. (Chemicals)	638	60,125
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	27,562
Principal Financial Group, Inc. (Insurance)	528	22,160
Procter & Gamble Co. (Cosmetics/Personal Care)	6,226	378,603
Progress Energy, Inc. (Electric)	528	22,086
Progressive Corp. (Insurance)	1,386	25,946
ProLogis (REIT)	539	29,295
Prudential Financial, Inc. (Insurance)	891	53,228
Public Service Enterprise Group, Inc. (Electric)	1,034	47,492
Public Storage, Inc. (REIT)	253	20,440
Pulte Homes, Inc. (Home Builders)	440	4,237
QLogic Corp.* (Semiconductors)	275	4,012
Qualcomm, Inc. (Telecommunications)	3,300	146,421
Quest Diagnostics, Inc. (Healthcare-Services)	319	15,462
Questar Corp. (Pipelines)	352	25,006
Qwest Communications International, Inc. (Telecommunications)	3,102	12,191
R.R. Donnelley & Sons Co. (Commercial Services)	429	12,737
RadioShack Corp. (Retail)	264	3,239
Range Resources Corp. (Oil & Gas)	319	20,907
Raytheon Co. (Aerospace/Defense)	858	48,288
Regions Financial Corp. (Banks)	1,419	15,481
Reynolds American, Inc. (Agriculture)	352	16,428
Robert Half International, Inc. (Commercial Services)	319	7,646
Rockwell Collins, Inc. (Aerospace/Defense)	330	15,827
Rockwell International Corp. (Machinery-Diversified)	297	12,988
Rohm & Haas Co. (Chemicals)	253	11,749
Rowan Cos., Inc. (Oil & Gas)	231	10,799
Ryder System, Inc. (Transportation)	121	8,334
SAFECO Corp. (Insurance)	187	12,559
Safeway, Inc. (Food)	891	25,438
SanDisk Corp.* (Computers)	462	8,639
Sara Lee Corp. (Food)	1,441	17,652
Schering-Plough Corp. (Pharmaceuticals)	3,300	64,977
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,431	261,162
Sealed Air Corp. (Packaging & Containers)	330	6,273
Sears Holdings Corp.* (Retail)	143	10,533
Sempra Energy (Gas)	506	28,564
Sherwin-Williams Co. (Chemicals)	198	9,094
Sigma-Aldrich Corp. (Chemicals)	264	14,219
Simon Property Group, Inc. (REIT)	462	41,529
SLM Corp.* (Diversified Financial Services)	957	18,518
Smith International, Inc. (Oil & Gas Services)	407	33,838
Snap-on, Inc. (Hand/Machine Tools)	121	6,293
Southern Co. (Electric)	1,562	54,545
Southwest Airlines Co. (Airlines)	1,496	19,508
Southwestern Energy Co.* (Oil & Gas)	693	32,994
Sovereign Bancorp, Inc. (Savings & Loans)	979	7,205
Spectra Energy Corp. (Pipelines)	1,287	36,988
Sprint Corp. (Telecommunications)	5,808	55,176
St. Jude Medical, Inc.* (Healthcare-Products)	693	28,330
Staples, Inc. (Retail)	1,430	33,962
Starbucks Corp.* (Retail)	1,485	23,374
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	385	15,427
State Street Corp. (Banks)	869	55,607
Stryker Corp. (Healthcare-Products)	484	30,434
Sun Microsystems, Inc.* (Computers)	1,595	17,354
Sunoco, Inc. (Oil & Gas)	242	9,847
SunTrust Banks, Inc. (Banks)	715	25,897
SuperValu, Inc. (Food)	429	13,252
Symantec Corp.* (Internet)	1,716	33,205
Sysco Corp. (Food)	1,221	33,590
T. Rowe Price Group, Inc. (Diversified Financial Services)	528	29,816
Target Corp. (Retail)	1,584	73,640
TECO Energy, Inc. (Electric)	429	9,219
Tellabs, Inc.* (Telecommunications)	814	3,785
Tenet Healthcare Corp.* (Healthcare-Services)	979	5,443
Teradata Corp.* (Computers)	363	8,400
Teradyne, Inc.* (Semiconductors)	352	3,897
Terex Corp.* (Machinery-Construction & Mining)	209	10,736
Tesoro Petroleum Corp. (Oil & Gas)	286	5,654
Texas Instruments, Inc. (Semiconductors)	2,695	75,891
Textron, Inc. (Miscellaneous Manufacturing)	506	24,253
The AES Corp.* (Electric)	1,364	26,202
The Charles Schwab Corp. (Diversified Financial Services)	1,892	38,862
The Dow Chemical Co. (Chemicals)	1,892	66,050
The E.W. Scripps Co.—Class A (Media)	187	7,768
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	231	10,730
The Gap, Inc. (Retail)	913	15,220

See accompanying notes to the financial statements.
4

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments June 30, 2008
(unaudited)

Common Stocks, continued
	Shares	Value

The Goldman Sachs Group, Inc. (Diversified Financial Services)	803	$140,445
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	495	8,826
The Hershey Co. (Food)	341	11,178
The New York Times Co.—Class A (Media)	297	4,571
The Pepsi Bottling Group, Inc. (Beverages)	275	7,678
The Stanley Works (Hand/Machine Tools)	165	7,397
The Travelers Companies, Inc. (Insurance)	1,232	53,469
The Williams Cos., Inc. (Pipelines)	1,188	47,888
Thermo Electron Corp.* (Electronics)	847	47,203
Tiffany & Co. (Retail)	253	10,310
Time Warner, Inc. (Media)	7,293	107,936
Titanium Metals Corp. (Mining)	198	2,770
TJX Cos., Inc. (Retail)	869	27,347
Torchmark Corp. (Insurance)	187	10,968
Total System Services, Inc. (Software)	407	9,044
Transocean, Inc.ADR* (Oil & Gas)	649	98,901
Tyco Electronics, Ltd.ADR (Electronics)	979	35,068
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	979	39,199
Tyson Foods, Inc.—Class A (Food)	561	8,381
U.S. Bancorp (Banks)	3,553	99,093
Union Pacific Corp. (Transportation)	1,056	79,728
Unisys Corp.* (Computers)	726	2,868
United Parcel Service, Inc.—Class B (Transportation)	2,079	127,796
United States Steel Corp. (Iron/Steel)	242	44,717
United Technologies Corp. (Aerospace/Defense)	1,980	122,166
UnitedHealth Group, Inc. (Healthcare-Services)	2,508	65,835
UnumProvident Corp. (Insurance)	704	14,397
UST, Inc. (Agriculture)	297	16,219
V.F. Corp. (Apparel)	176	12,528
Valero Energy Corp. (Oil & Gas)	1,078	44,392
Varian Medical Systems, Inc.* (Healthcare-Products)	253	13,118
VeriSign, Inc.* (Internet)	396	14,969
Verizon Communications, Inc. (Telecommunications)	5,808	205,603
Viacom, Inc.—Class B* (Media)	1,287	39,305
Vornado Realty Trust (REIT)	275	24,200
Vulcan Materials Co. (Building Materials)	220	13,152
W.W. Grainger, Inc. (Distribution/Wholesale)	132	10,798
Wachovia Corp. (Banks)	4,356	67,649
Wal-Mart Stores, Inc. (Retail)	4,741	266,444
Walgreen Co. (Retail)	2,024	65,800
Walt Disney Co. (Media)	3,883	121,150
Washington Mutual, Inc. (Savings & Loans)	2,156	10,629
Washington Post Co.—Class B (Media)	11	6,456
Waste Management, Inc. (Environmental Control)	1,001	37,748
Waters Corp.* (Electronics)	209	13,481
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	209	5,679
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,386	68,732
WellPoint, Inc.* (Healthcare-Services)	1,078	51,377
Wells Fargo & Co. (Banks)	6,732	159,885
Wendy’s International, Inc. (Retail)	176	4,791
Western Union Co. (Commercial Services)	1,507	37,253
Weyerhaeuser Co. (Forest Products & Paper)	429	21,939
Whirlpool Corp. (Home Furnishings)	154	9,506
Whole Foods Market, Inc. (Food)	286	6,775
Windstream Corp. (Telecommunications)	913	11,266
Wrigley (WM.) Jr. Co. (Food)	440	34,223
Wyeth (Pharmaceuticals)	2,717	130,307
Wyndham Worldwide Corp. (Lodging)	363	6,501
Xcel Energy, Inc. (Electric)	880	17,662
Xerox Corp. (Office/Business Equipment)	1,837	24,910
Xilinx, Inc. (Semiconductors)	572	14,443
XL Capital, Ltd.—Class AADR (Insurance)	363	7,463
XTO Energy, Inc. (Oil & Gas)	1,045	71,593
Yahoo!, Inc.* (Internet)	2,805	57,951
YUM! Brands, Inc. (Retail)	968	33,967
Zimmer Holdings, Inc.* (Healthcare-Products)	473	32,188
Zions Bancorp (Banks)	220	6,928

TOTAL COMMON STOCKS
(Cost $13,762,204)		22,753,105

Repurchase Agreements (26.2%)
	Principal
	Amount

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,014,112 (Collateralized by $1,954,000 Federal National Mortgage Association, 6.06%, 7/20/27, market value $2,055,642)	$2,014,000	2,014,000

Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $1,373,080 (Collateralized by $1,386,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,402,351)	1,373,000	1,373,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,175,131 (Collateralized by $2,180,000 Federal Home Loan Bank, 5.13%, 7/30/08, market value $2,230,998)
	2,175,000	2,175,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $2,316,145 (Collateralized by $2,319,000 Federal National Mortgage Association, 5.00%, 9/15/08, market value $2,364,414)
	2,316,000	2,316,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,878,000)		7,878,000

TOTAL INVESTMENT SECURITIES
(Cost $21,640,204)—101.9%		30,631,105

Net other assets (liabilities)—(1.9)%		(568,165)

NET ASSETS—100.0%		$30,062,940

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $13,768,063)	43	$(672,048)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $12,807,500)	200	299,038

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull	Schedule of Portfolio Investments June 30, 2008
(unaudited)
Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	$22,047,723	$23,191
Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	14,452,701	14,901

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.7%
Beverages	1.8%
Biotechnology	0.8%
Building Materials	NM
Chemicals	1.1%
Coal	0.4%
Commercial Services	1.2%
Computers	3.8%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	NM
Diversified Financial Services	4.0%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	2.8%
Healthcare-Services	0.8%
Holding Companies-Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.7%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	1.9%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.2%
Oil & Gas	9.4%
Oil & Gas Services	2.2%
Packaging & Containers	NM
Pharmaceuticals	4.1%
Pipelines	0.5%
REIT	1.1%
Real Estate	NM
Retail	3.9%
Savings & Loans	0.1%
Semiconductors	2.0%
Software	3.0%
Telecommunications	4.4%
Textiles	NM
Toys/Games/Hobbies	NM
Transportation	1.7%
Other**	24.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $13,762,204)	$22,753,105
Repurchase agreements, at cost	7,878,000

Total Investment Securities	30,631,105
Segregated cash balances with brokers for futures contracts	22,489
Dividends and interest receivable	35,758
Unrealized gain on swap agreements	38,092
Receivable for capital shares issued	1,491,529
Receivable for investments sold	4,590
Variation margin on futures contracts	215
Prepaid expenses	246

Total Assets	32,224,024

Liabilities:
Cash overdraft	591
Payable for investments purchased	2,083,552
Payable for capital shares redeemed	21,530
Advisory fees payable	16,832
Management services fees payable	2,244
Administration fees payable	906
Administrative services fees payable	9,749
Distribution fees payable	10,174
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,546
Compliance services fees payable	341
Other accrued expenses	11,245

Total Liabilities	2,161,084

Net Assets	$30,062,940

Net Assets consist of:
Capital	$53,006,424
Accumulated net investment income (loss)	714,931
Accumulated net realized gains (losses) on investments	(32,314,398)
Net unrealized appreciation (depreciation) on investments	8,655,983

Net Assets	$30,062,940

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,937,576

Net Asset Value (offering and redemption price per share)	$15.52

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Dividends	$343,832
Interest	123,297

Total Investment Income	467,129

Expenses:
Advisory fees	148,625
Management services fees	29,725
Administration fees	5,249
Transfer agency fees	6,455
Administrative services fees	60,040
Distribution fees	49,542
Custody fees	20,408
Fund accounting fees	10,324
Trustee fees	277
Compliance services fees	4
Other fees	13,429

Total Gross Expenses before reductions	344,078
Less Expenses reduced by the Advisor	(21,066)

Total Net Expenses	323,012

Net Investment Income (Loss)	144,117

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,306,820
Net realized gains (losses) on futures contracts	(1,557,998)
Net realized gains (losses) on swap agreements	(6,017,440)
Change in net unrealized appreciation/depreciation on investments	(6,826,456)

Net Realized and Unrealized Gains (Losses) on Investments	(12,095,074)

Change in Net Assets Resulting from Operations	$(11,950,957)

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$144,117	$570,814
Net realized gains (losses) on investments	(5,268,618)	(1,235,980)
Change in net unrealized appreciation/depreciation on investments	(6,826,456)	(622,920)

Change in net assets resulting from operations	(11,950,957)	(1,288,086)

Distributions to Shareholders From:
Net investment income	—	(433,351)
Net realized gains on investments	—	(7,143,757)

Change in net assets resulting from distributions	—	(7,577,108)

Capital Transactions:
Proceeds from shares issued	232,850,142	919,289,186
Dividends reinvested	—	7,577,108
Value of shares redeemed	(252,746,936)	(926,520,111)

Change in net assets resulting from capital transactions	(19,896,794)	346,183

Change in net assets	(31,847,751)	(8,519,011)
Net Assets:
Beginning of period	61,910,691	70,429,702

End of period	$30,062,940	$61,910,691

Accumulated net investment income (loss)	$714,931	$570,814

Share Transactions:
Issued	13,155,912	37,768,120
Reinvested	—	345,513
Redeemed	(14,161,181)	(38,124,598)

Change in shares	(1,005,269)	(10,965)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2008	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$21.04		$23.84	$20.65	$22.84	$22.19	$14.51

Investment Activities:
Net investment income (loss)(a)	0.06		0.21	0.16	0.05	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	(5.58)		0.12 (b)	4.40	0.49	3.55	7.73

Total income (loss) from investment activities	(5.52)		0.33	4.56	0.54	3.57	7.68

Distributions to Shareholders From:
Net investment income	—		(0.18)	(0.09)	(0.02)	—	—
Net realized gains on investments	—		(2.95)	(1.28)	(2.71)	(2.92)	—
Total distributions	—		(3.13)	(1.37)	(2.73)	(2.92)	—

Net Asset Value, End of Period	$15.52		$21.04	$23.84	$20.65	$22.84	$22.19

Total Return	(26.24	)%(c)	0.85%	23.06%	2.61%	17.18%	52.93%

Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.68%	1.75%	1.88%	1.89%	2.07%
Net expenses(d)	1.63%		1.63%	1.72%	1.88%	1.89%	1.84%
Net investment income (loss)(d)	0.73%		0.88%	0.74%	0.24%	0.11%	(0.32)%

Supplemental Data:
Net assets, end of period (000’s)	$30,063		$61,911	$70,430	$51,738	$96,514	$68,318
Portfolio turnover rate(e)	480	%(c)	916%	1,411%	681%	830%	1,124%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(50)%
Swap Agreements	(50)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	21%
Energy	16%
Financial	14%
Industrial	12%
Communications	11%
Technology	11%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

PROFUNDS VP ProFund VP Bear (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (99.6%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,050 (Collateralized by $19,219,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $19,277,658)	$18,895,000	$18,895,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,102 (Collateralized by $19,049,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $19,273,732)	18,895,000	18,895,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,896,139 (Collateralized by $19,045,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $19,280,300)	18,895,000	18,895,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,893,181 (Collateralized by $18,557,000 of various U.S. Government Agency Obligations, 4.88%–5.00%, 9/15/08–11/18/11, market value $19,274,522)	18,892,000	18,892,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $18,895,814 (Collateralized by $19,210,547 of various U.S. Government Agency Obligations, 2.34%–5.05%, 3/27/09–12/21/12, market value $19,273,891)	18,895,000	18,895,000

TOTAL REPURCHASE AGREEMENTS
(Cost $94,472,000)		94,472,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option 1975 expiring September 2008	165	$1,704

TOTAL OPTIONS PURCHASED
(Cost $2,748)		1,704

TOTAL INVESTMENT SECURITIES
(Cost $94,474,748)—99.6%		94,473,704
Net other assets (liabilities)—0.4%		367,017

NET ASSETS—100.0%		$94,840,721

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $13,127,688)	205	$104,895
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $34,260,063)	107	1,671,447

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	$(24,891,153)	$(29,152)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 7/28/08	(22,608,828)	(24,157)

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Bear (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $2,748)	$1,704
Repurchase agreements, at cost	94,472,000

Total Investment Securities	94,473,704
Segregated cash balances with brokers for futures contracts	2,646,761
Interest receivable	5,285
Receivable for capital shares issued	980,708
Variation margin on futures contracts	9,975
Prepaid expenses	388

Total Assets	98,116,821

Liabilities:
Cash overdraft	619
Payable for investments purchased	825
Payable for capital shares redeemed	3,106,635
Unrealized loss on swap agreements	53,309
Advisory fees payable	46,234
Management services fees payable	6,165
Administration fees payable	2,071
Administrative services fees payable	22,074
Distribution fees payable	16,513
Trustee fees payable	6
Transfer agency fees payable	4,175
Fund accounting fees payable	3,534
Compliance services fees payable	706
Other accrued expenses	13,234

Total Liabilities	3,276,100

Net Assets	$94,840,721

Net Assets consist of:
Capital	$137,998,935
Accumulated net investment income (loss)	1,687,179
Accumulated net realized gains (losses) on investments	(46,567,382)
Net unrealized appreciation (depreciation) on investments	1,721,989

Net Assets	$94,840,721

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,350,223

Net Asset Value (offering and redemption price per share)	$28.31

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$822,560

Expenses:
Advisory fees	237,546
Management services fees	47,510
Administration fees	9,090
Transfer agency fees	11,204
Administrative services fees	108,351
Distribution fees	79,182
Custody fees	2,525
Fund accounting fees	15,405
Trustee fees	451
Compliance services fees	591
Other fees	21,085

Total Gross Expenses before reductions	532,940
Less Expenses reduced by the Advisor	(16,673)

Total Net Expenses	516,267

Net Investment Income (Loss)	306,293

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,110)
Net realized gains (losses) on futures contracts	3,086,705
Net realized gains (losses) on swap agreements	5,205,397
Change in net unrealized appreciation/depreciation on investments	1,444,703

Net Realized and Unrealized Gains (Losses) on Investments	9,733,695

Change in Net Assets Resulting from Operations	$10,039,988

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$306,293	$1,380,886
Net realized gains (losses) on investments	8,288,992	(4,806,087)
Change in net unrealized appreciation/depreciation on investments	1,444,703	186,263

Change in net assets resulting from operations	10,039,988	(3,238,938)

Distributions to Shareholders From:
Net investment income	—	(1,685,377)

Change in net assets resulting from distributions	—	(1,685,377)

Capital Transactions:
Proceeds from shares issued	368,666,128	439,234,713
Dividends reinvested	—	1,685,377
Value of shares redeemed	(314,102,303)	(435,143,913)

Change in net assets resulting from capital transactions	54,563,825	5,776,177

Change in net assets	64,603,813	851,862
Net Assets:
Beginning of period	30,236,908	29,385,046

End of period	$94,840,721	$30,236,908

Accumulated net investment income (loss)	$1,687,179	$1,380,886

Share Transactions:
Issued	13,839,400	17,335,902
Reinvested	—	68,847
Redeemed	(11,702,610)	(17,331,090)

Change in shares	2,136,790	73,659

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
	(unaudited)

Net Asset Value, Beginning of Period	$24.92		$25.78	$28.22	$28.61	$31.89	$42.29

Investment Activities:
Net investment income (loss)(a)	0.13		0.85	0.89	0.39	(0.22)	(0.36)
Net realized and unrealized gains (losses) on investments	3.26		(0.71)	(2.99)	(0.78)	(3.06)	(10.04)

Total income (loss) from investment activities	3.39		0.14	(2.10)	(0.39)	(3.28)	(10.40)

Distributions to Shareholders From:
Net investment income	—		(1.00)	(0.34)	—	—	—

Net Asset Value, End of Period	$28.31		$24.92	$25.78	$28.22	$28.61	$31.89

Total Return	13.60	%(b)	0.60%	(7.50)%	(1.36)%	(10.29)%	(24.59)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.74%	1.86%	1.90%	1.98%
Net expenses(c)	1.63%		1.63%	1.70%	1.86%	1.90%	1.98%
Net investment income (loss)(c)	0.97%		3.37%	3.24%	1.36%	(0.70)%	(0.96)%

Supplemental Data:
Net assets, end of period (000’s)	$94,841		$30,237	$29,385	$50,812	$30,887	$54,301
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2008

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(129)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)	Schedule of Portfolio Investments June 30, 2008

Repurchase Agreements (103.8%)
	Principal
	Amount	Value

Bank of America, 2.00%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,943 (Collateralized by $17,201,000 of various U.S. Government Agency Obligations, 2.20%–6.06%, 4/9/09–7/20/27, market value $17,324,605)	$16,982,000	$16,982,000
Deutsche Bank, 2.10%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,991 (Collateralized by $17,121,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $17,322,987)	16,982,000	16,982,000
HSBC, 2.17%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,024 (Collateralized by $17,105,000 of various Federal Home Loan Bank Securities, 2.85%–5.13%, 7/7/08–7/30/08, market value $17,332,851)	16,982,000	16,982,000
UBS, 2.25%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,983,061 (Collateralized by $16,755,000 of various Federal Home Loan Bank Securities, 2.21%–4.88%, 12/30/08–11/18/11, market value $17,329,864)	16,982,000	16,982,000
UMB, 1.55%, 7/1/08+, dated 6/30/08, with a repurchase price of $16,982,731 (Collateralized by $17,308,000 Federal National Mortgage Association, 4.13%, 12/21/12, market value $17,322,423)	16,982,000	16,982,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,910,000)		84,910,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option 155 expiring December 2008	150	3,790

TOTAL OPTIONS PURCHASED
(Cost $4,961)		3,790

TOTAL INVESTMENT SECURITIES
(Cost $84,914,961)—103.8%		84,913,709
Net other assets (liabilities)—(3.8)%		(3,089,192)

NET ASSETS—100.0%		$81,824,517

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring 9/30/08 (Underlying notional amount at value $5,441,719)	47	$(119,168)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/25/08	$(47,273,188)	$(1,386,350)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 7/28/08	(52,645,141)	(1,222,480)

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Rising Rates Opportunity (unaudited)

Statement of Assets and Liabilities
June 30, 2008

Assets:
Securities, at value (cost $4,961)	$3,709
Repurchase agreements, at cost	84,910,000

Total Investment Securities	84,913,709
Cash	981
Segregated cash balances with brokers for futures contracts	107,105
Interest receivable	4,750
Receivable for capital shares issued	40,325
Prepaid expenses	460

Total Assets	85,067,330

Liabilities:
Payable for capital shares redeemed	470,084
Unrealized loss on swap agreements	2,608,830
Advisory fees payable	50,924
Management services fees payable	6,790
Administration fees payable	2,236
Administrative services fees payable	31,992
Distribution fees payable	31,698
Trustee fees payable	6
Transfer agency fees payable	5,090
Fund accounting fees payable	3,815
Compliance services fees payable	741
Other accrued expenses	30,607

Total Liabilities	3,242,813

Net Assets	$81,824,517

Net Assets consist of:
Capital	133,304,606
Accumulated net investment income (loss)	4,024,046
Accumulated net realized gains (losses) on investments	(52,774,885)
Net unrealized appreciation (depreciation) on investments	(2,729,250)

Net Assets	$81,824,517

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,497,261

Net Asset Value (offering and redemption price per share)	$18.19

Statement of Operations
For the six months ended June 30, 2008

Investment Income:
Interest	$975,912

Expenses:
Advisory fees	275,585
Management services fees	55,117
Administration fees	12,937
Transfer agency fees	15,296
Administrative services fees	104,400
Distribution fees	91,862
Custody fees	3,245
Fund accounting fees	21,067
Trustee fees	643
Compliance services fees	438
Other fees	31,399

Total Gross Expenses before reductions	611,989
Less Expenses reduced by the Advisor	(18,372)

Total Net Expenses	593,617

Net Investment Income (Loss)	382,295

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,700)
Net realized gains (losses) on futures contracts	(416,068)
Net realized gains (losses) on swap agreements	(1,469,144)
Change in net unrealized appreciation/depreciation on investments	51,073

Net Realized and Unrealized Gains (Losses) on Investments	(1,836,839)

Change in Net Assets Resulting from Operations	$(1,454,544)

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Rising Rates Opportunity
Statements of Changes in Net Assets
	For the	For the
	six months ended	year ended
	June 30, 2008	December 31, 2007
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$382,295	$3,641,751
Net realized gains (losses) on investments	(1,887,912)	(5,184,829)
Change in net unrealized appreciation/depreciation on investments	51,073	(4,891,691)

Change in net assets resulting from operations	(1,454,544)	(6,434,769)

Distributions to Shareholders From:
Net investment income	—	(5,128,357)

Change in net assets resulting from distributions	—	(5,128,357)

Capital Transactions:
Proceeds from shares issued	145,782,528	401,479,561
Dividends reinvested	—	5,128,357
Value of shares redeemed	(137,544,190)	(450,898,460)

Change in net assets resulting from capital transactions	8,238,338	(44,290,542)

Change in net assets	6,783,794	(55,853,668)
Net Assets:
Beginning of period	75,040,723	130,894,391

End of period	$81,824,517	$75,040,723

Accumulated net investment income (loss)	$4,024,046	$3,641,751

Share Transactions:
Issued	7,915,493	19,209,769
Reinvested	—	261,118
Redeemed	(7,468,950)	(21,742,716)

Change in shares	446,543	(2,271,829)

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Rising Rates Opportunity
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2008 (unaudited)		For the year ended Dec. 31, 2007	For the year ended Dec. 31, 2006	For the year ended Dec. 31, 2005	For the year ended Dec. 31, 2004	For the year ended Dec. 31, 2003

Net Asset Value, Beginning of Period	$18.53		$20.70	$19.13	$20.78	$23.32	$24.32

Investment Activities:
Net investment income (loss)(a)	0.10		0.72	0.70	0.27	(0.10)	(0.23)
Net realized and unrealized gains (losses) on investments	(0.44)		(1.72)	1.26	(1.92)	2.44)	(0.77)

Total income (loss) from
investment activities	(0.34)		(1.00)	1.96	(1.65)	(2.54)	(1.00)

Distributions to Shareholders From:
Net investment income	—		(1.17)	(0.39)	—	—	—

Net Asset Value, End of Period	$18.19		$18.53	$20.70	$19.13	$20.78	$23.32

Total Return	(1.78	)%(b)	(5.20)%	10.15%	(7.89)%	(10.89)%	(4.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.63%	1.64%	1.73%	1.75%	1.91%
Net expenses(c)	1.62%		1.58%	1.61%	1.73%	1.75%	1.91%
Net investment income (loss)(c)	1.04%		3.47%	3.31%	1.36%	(0.45)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$81,825		$75,041	$130,894	$139,379	$179,638	$74,272
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

17

PROFUNDS VP

Notes to Financial Statements
June 30, 2008
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation
 Effective January 1, 2008, the ProFunds VP adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ VP net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the valuemay be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
 The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

18

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

 Real Estate Investment Trusts
 The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

 Short Sales
 The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2008, there were no short sale transactions.

 When-Issued and Delayed-Delivery Securities
 Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund VP’s records as collateral for such when-issued securities. As of June 30, 2008, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

 Futures Contracts and Related Options
 The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

19

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Options
 The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of June 30, 2008 were exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
 The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements
 The ProFunds VP may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the total return, the ProFund VP pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

20

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

 Investment Transactions and Related Income
 Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

 Allocations
 In addition to the three active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 109 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

 Distributions to Shareholders
 Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

 Federal Income Taxes
 Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

21

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

 Other
 Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

 New Accounting Standards
 In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ VP derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ VP financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s VP financial statements and related disclosures.

3.	Investment Valuation Summary
The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:
•	Level 1 -	quoted prices in active markets for identical assets
•	Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of June 30, 2008 for each ProFund VP based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP UltraBull	$22,753,105	$(373,010)	$—	$7,878,000	$38,092	$30,631,105	$(334,918)
ProFund VP Bear	—	1,776,342	1,704	94,472,000	(53,309)	94,473,704	1,723,033
ProFund VP Rising Rates Opportunity	—	(119,168)	3,709	84,910,000	(2,608,830)	84,913,709	(2,727,998)

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

22

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s VP daily net asset value up to $500 million, 0.025% of the ProFund’s VP daily net asset value from $500million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375%to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2007 through April 30, 2008, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2008, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period fromMay 1, 2008 through April 30, 2009 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

23

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

The Advisormay recoup the advisory andmanagement services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2008, the repayments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires
	04/30/11	04/30/12	Total

ProFund VP UltraBull	$—	$8,823	$8,823
ProFund VP Bear	6,646	837	7,483

During the period ended June 30, 2008, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP UltraBull	$9,908
ProFund VP Bear	15,836
ProFund VP Rising Rates Opportunity	18,372

5.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2008 were as follows:
	Purchases	Sales

ProFund VP UltraBull	$154,682,360	$176,733,622

6.	Investment Risk
Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

24

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7.	Federal Income Tax Information

As of the latest tax year end of December 31, 2007, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	Total

ProFund VP UltraBull	$—	$—	$—	$—	$3,416,972	$3,416,972
ProFund VP Bear	23,991,155	9,474,329	3,069,606	7,512,896	4,644,272	48,692,258
ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	5,366,257	49,848,679

As of the latest tax year end of December 31, 2007, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$6,605,770	$5,004,296	$1,935,011	$195,963	$2,083,596	$15,824,636
ProFund VP Bear	1,705,630	—	4,317,522	—	—	6,023,152
ProFund VP Rising Rates Opportunity	—	991,999	26,871	—	—	1,018,870

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$4,543,080	$3,034,028	$7,577,108
ProFund VP Bear	1,685,377	—	1,685,377
ProFund VP Rising Rates Opportunity	5,128,357	—	5,128,357

25

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2008
(unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Total
	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$570,814	$(19,241,608)	$7,678,267	$(10,992,527)
ProFund VP Bear	1,380,886	(54,715,410)	136,322	(53,198,202)
ProFund VP Rising Rates Opportunity	3,641,751	(50,867,549)	(2,799,747)	(50,025,545)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$28,988,626	$1,901,087	$(258,608)	$1,642,479
ProFund VP Bear	94,474,748	—	—	—
ProFund VP Rising Rates Opportunity	84,914,961	—	—	—

26

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP UltraBull	$1,000.00	$737.60	$7.04	1.63%
ProFund VP Bear	1,000.00	1,136.00	8.66	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	982.20	7.98	1.62%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08

ProFund VP UltraBull	$1,000.00	$1,016.76	$8.17	1.63%
ProFund VP Bear	1,000.00	1,016.76	8.17	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.81	8.12	1.62%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/08

Semiannual Report

June 30, 2008

Money Market ProFund

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Composition
ii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
4	Notes to Financial Statements
Cash Management Portfolio
9	Schedule of Portfolio Investments
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements

Message from the Chairman

Dear Shareholder,

I am pleased to present the Semiannual Report to Shareholders of Money Market ProFund for the six months ended June 30, 2008.

Broad Equities Crunched

It was a rough six months for U.S. equities, which felt the increasing strain of the credit crunch that was punctuated by the collapse of major investment bank Bear Stearns in March. Equities did experience a slight rebound shortly after J.P. Morgan Chase announced that it would acquire Bear Stearns, and as the Federal Reserve took steps to ease liquidity fears. Among those steps were aggressive cuts to the Fed Funds rate (from 4.25% to 2.00% over the course of the period) and a change in the Fed’s policy that allowed brokerage houses to borrow from the central bank.

But as the period drew to a close, credit fears resurfaced, and concerns about inflation, particularly soaring gas and food prices, began to take center stage. The end result was that most broad stock market indexes lost ground for the six-month period. The S&P 500 fell 11.9%, the Russell 2000® Index lost 9.4% and the S&P MidCap 400 Index was down 3.9%.

Investors Make Round Trip in Treasurys

After the takeover of Bear Stearns, the flight to high-quality U.S. Treasury bonds began to slow down as investors became willing to take on riskier kinds of debt. But as the period neared its end, renewed fears over the credit markets and inflation caused investors to flee riskier bonds and return to Treasurys. In the end, the performance of U.S. Treasurys was relatively flat for the period, with the 2-year and 10-year notes earning 2.1% and 3.0%, respectively, and the 30-year U.S. Treasury Bond gaining 2.9%.

Opportunities in any Type of Market Conditions

Since 1997, ProFunds has offered investors easier access to sophisticated investment strategies. We believed then, as we do now, that investors should have abundant opportunities to increase potential returns and manage risk, no matter what direction the markets

Michael L. Sapir — Chairman

take. I’m proud to say that we remain committed to the innovative spirit that was behind the launch of our first funds more than 10 years ago.

As always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

An investment in the Money Market ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

An investor should consider the investment objectives, risks, charges and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call (888) 776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Composition (unaudited)

June 30, 2008

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	105%
Total Exposure	105%

(a)	The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	40%
Short-Term Notes	23%
Certificates of Deposit and Bank Notes	21%
Government & Agency Obligations	7%
Time Deposits	5%
Master Notes	2%
Municipal Bonds and Notes	1%
Repurchase Agreements	1%
Asset Backed Securities	NM
Total	100%

NM	Not meaningful, amount is less than 0.5%.

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2008 and held for the entire period from January 1, 2008 through June 30, 2008.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Expense Ratio During Period 1/1/08 - 6/30/08
Actual Expense
Money Market ProFund—Investor Class	$1,000.00	$1,012.90	$4.05	0.81%
Money Market ProFund—Service Class	1,000.00	1,007.70	9.04	1.81%
Money Market ProFund—Class A	1,000.00	1,011.40	5.30	1.06%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 06/30/08	Expense Ratio During Period 1/1/08 - 06/30/08
Hypothetical Expense
Money Market ProFund—Investor Class	$1,000.00	$1,020.84	$4.07	0.81%
Money Market ProFund—Service Class	1,000.00	1,015.86	9.07	1.81%
Money Market ProFund—Class A	1,000.00	1,019.59	5.32	1.06%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ii

PROFUNDS

Money Market ProFund

(unaudited)

Statement of Assets and Liabilities
June 30, 2008
Assets:
Investment in Cash Management Portfolio, at value	$785,336,995
Receivable for capital shares issued	27,902,316
Prepaid expenses	41,972

Total Assets	813,281,283

Liabilities:
Payable for capital shares redeemed	66,300,842
Management services fees payable	209,839
Administration fees payable	14,463
Distribution and services fees payable— Service Class	73,729
Distribution and services fees payable—Class A	73
Trustee fees payable	121
Transfer agency fees payable	258,605
Fund accounting fees payable	5,000
Compliance services fees payable	7,289
Service fees payable	11,731
Other accrued expenses	170,871

Total Liabilities	67,052,563

Net Assets	$746,228,720

Net Assets consist of:
Capital	$746,155,046
Accumulated net investment income	(29,364)
Accumulated net realized gains (losses) on investments	103,038

Net Assets	$746,228,720

Investor Class:
Net Assets	$627,163,532
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	627,072,242
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$117,907,106
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	117,888,713
Net Asset Value (offering and redemption price per share)	$1.00

Class A:
Net Assets	$1,158,082
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,158,039
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2008
Investment Income:
Interest	$12,228,217	(a)
Expenses(b)	(446,969	)(a)

Net Investment Income	11,781,248

Expenses:
Management services fees	1,237,837
Administration fees	88,798
Distribution and services fees—Service Class	492,809
Distribution and services fees—Class A	1,361
Transfer agency fees	785,977
Administrative services fees	79,597
Registration and filing fees	32,530
Custody fees	80
Fund accounting fees	5,000
Trustee fees	6,516
Compliance services fees	5,037
Service fees	69,952
Other fees	89,420

Total Net Expenses	2,894,914

Net Investment Income	8,886,334

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	103,038	(a)

Change in Net Assets Resulting from Operations	$8,989,372

(a)	Allocated from Cash Management Portfolio
(b)	For the six months ended June 30, 2008, the Advisor to the Cash Management Portfolio waived fees, of which $137,672 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

1

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets

	For the six months ended June 30, 2008 (unaudited)	For the year ended December 31, 2007
From Investment Activities:
Operations:
Net investment income	$8,886,334	$28,914,899
Net realized gains (losses) on investments	103,038	24,109

Change in net assets resulting from operations	8,989,372	28,939,008

Distributions to Shareholders From:
Net investment income
Investor Class	(7,809,425)	(25,755,493)
Service Class	(786,040)	(3,399,194)
Class A	(14,715)	(36,656)

Change in net assets resulting from distributions	(8,610,180)	(29,191,343)

Capital Transactions:
Proceeds from shares issued
Investor Class	5,826,078,605	11,080,459,549
Service Class	521,072,770	1,030,947,014
Class A	3,012,753	5,628,261
Dividends reinvested
Investor Class	7,732,012	26,996,688
Service Class	742,360	3,562,910
Class A	14,664	37,708
Value of shares redeemed
Investor Class	(5,802,071,856)	(11,023,847,117)
Service Class	(511,106,304)	(1,002,994,122)
Class A	(4,045,382)	(3,979,162)

Change in net assets resulting from capital transactions	41,429,622	116,811,729

Change in net assets	41,808,814	116,559,394
Net Assets:
Beginning of period	704,419,906	587,860,512

End of period	$746,228,720	$704,419,906

Accumulated net investment income	$(29,364)	$(305,518)

Share Transactions:
Issued
Investor Class	5,826,078,548	11,080,459,555
Service Class	521,072,770	1,030,947,014
Class A	3,012,752	5,628,261
Reinvested
Investor Class	7,732,012	26,996,688
Service Class	742,360	3,562,910
Class A	14,664	37,708
Redeemed
Investor Class	(5,802,071,856)	(11,023,847,117)
Service Class	(511,106,304)	(1,002,994,122)
Class A	(4,045,382)	(3,979,162)

Change in shares	41,429,564	116,811,735

See accompanying notes to the financial statements.

2

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Money Market ProFund	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b)		Net Expenses(a),(b)	Net Investment Income(a),(b)	Net Assets, End of Period (000’s)
Investor Class
Six Months Ended June 30, 2008 (unaudited)	$1.000	0.013		—	(c)	0.013		(0.013)	(0.013)	$1.000	1.29	%(d)	0.81	%(e)	0.81%	2.65%	$627,164
Year Ended December 31, 2007	$1.000	0.045		—	(c)	0.045		(0.045)	(0.045)	$1.000	4.63%		0.83	%(f)	0.83%	4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		—	(c)	0.042		(0.042)	(0.042)	$1.000	4.25%		0.85%		0.85%	4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024		—	(c)	0.024		(0.024)	(0.024)	$1.000	2.46%		0.85%		0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006		—	(c)	0.006		(0.006)	(0.006)	$1.000	0.61%		0.82%		0.82%	0.59%	$447,156
Year Ended December 31, 2003	$1.000	0.003		—	(c)	0.003		(0.003)	(0.003)	$1.000	0.31%		0.93%		0.93%	0.31%	$398,934
Service Class
Six Months Ended June 30, 2008 (unaudited)	$1.000	0.008		—	(c)	0.008		(0.008)	(0.008)	$1.000	0.77	%(d)	1.81	%(e)	1.81%	1.65%	$117,907
Year Ended December 31, 2007	$1.000	0.035		—	(c)	0.035		(0.035)	(0.035)	$1.000	3.59%		1.83	%(f)	1.83%	3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		—	(c)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%		1.85%	3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014		—	(c)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%		1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001		—	(c)	0.001		(0.001)	(0.001)	$1.000	0.08%		1.33%		1.33%	0.08%	$62,857
Year Ended December 31, 2003	$1.000	—	(c)	—	(c)	—	(c)	— (c)	— (c)	$1.000	0.05%		1.18%		1.18%	0.06%	$105,320
Class A
Six Months Ended June 30, 2008 (unaudited)	$1.000	0.011		—	(c)	0.011		(0.011)	(0.011)	$1.000	1.14	%(d)	1.06	%(e)	1.06%	2.40%	$1,158
Year Ended December 31, 2007	$1.000	0.043		—	(c)	0.043		(0.043)	(0.043)	$1.000	4.37%		1.08	%(f)	1.08%	4.25%	$2,175
July 3, 2006 through December 31, 2006(g)	$1.000	0.020		—	(c)	0.020		(0.020)	(0.020)	$1.000	2.03	%(d)	1.10%		1.10%	3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)

For the six months ended June 30, 2008, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.04%, if included.

(f)

For the year ended December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.02%, if included.

(g)	Period from commencement of operations.

See accompanying notes to the financial statements.

3

PROFUNDS

Notes to Financial Statements

June 30, 2008

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The ProFund is a feeder fund in a Master-Feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Asset Management, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of June 30, 2008 was approximately 2.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The ProFund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note A of the notes to financial statements of the Portfolio included elsewhere in this report.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

In addition to the one active ProFund included in this report, ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the additional 111 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of the ProFund (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

4

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2008

(unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFund’s net assets or results of operations.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFund’s derivative and hedging activities, including how such activities are accounted for and their effect on the ProFund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFund’s financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2008, the ProFund’s $785,336,995 investment in the Portfolio is based on Level 2 inputs as defined above.

4.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Asset Management, Inc. (“DeAM”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DeAM has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trusts’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for

5

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2008

(unaudited)

the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became an affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended June 30, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Advisor or other parties may voluntarily waive or reimburse fees at their discretion. Any voluntary waivers or reimbursements are not subject to recoupment in subsequent years and may be stopped at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $68,000 ($136,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

5.	Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$28,873,604	$28,873,604

6

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2008

(unaudited)

As of the latest tax year end of December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$ —	$ —	$(305,518)	$ —	$ —	$(305,518)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

At December 31, 2007, the cost and unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$785,336,995	$ —

7

The following financial statements of

Cash Management Portfolio should be read in conjunction

with the ProFund’s financial statements.

8

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

Certificates of Deposit and Bank Notes 21.5%
	Principal Amount	Value
ABN AMRO Bank NV, 2.78%, 8/7/2008	$50,000,000	$50,001,520
Allied Irish Banks PLC, 2.685%, 7/25/2008	200,000,000	200,000,664
American Express Bank FSB, 2.75%, 8/14/2008	150,000,000	150,000,000
Banco Santander SA, 2.67%, 10/3/2008	61,200,000	61,188,503
Bank of Scotland PLC: 4.5%, 11/19/2008	120,000,000	120,000,000
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of TokyoMitsubishi UFJ Ltd., 2.8%, 8/8/2008	250,000,000	250,000,000
Barclays Bank PLC: 3.0%, 12/2/2008	247,650,000	247,650,000
3.15%, 12/8/2008	70,750,000	70,750,000
BNP Paribas: 2.64%, 8/11/2008	177,000,000	177,003,622
2.705%, 9/25/2008	7,000,000	7,000,000
4.4%, 7/7/2008	162,750,000	162,750,265
Calyon: 3.0%, 10/22/2008	85,350,000	85,350,000
3.02%, 10/23/2008	200,000,000	200,000,000
4.03%, 7/14/2008	110,750,000	110,750,000
Canadian Imperial Bank of Commerce, 2.76%, 7/7/2008	246,000,000	246,000,000
Citibank NA, 2.7%, 8/15/2008	250,000,000	250,000,000
Cowboys Stadium LP, 144A, 2.55%***, 7/1/2039	35,000,000	35,000,000
Credit Agricole SA: 2.7%, 8/1/2008	145,000,000	145,000,000
2.7%, 9/2/2008	178,700,000	178,700,000
2.75%, 8/1/2008	100,000,000	100,002,569
2.9%, 12/1/2008	77,000,000	77,000,000
Credit Suisse, 4.305%, 7/8/2008	100,000,000	100,000,000
Dexia Credit Local, 2.65%, 8/12/2008	99,000,000	98,997,638
Fortis Bank SA, 3.0%, 10/22/2008	150,000,000	150,000,000
HSH Nordbank AG, 2.97%, 7/10/2008	150,000,000	150,000,372
Intesa Sanpaolo SpA: 2.75%, 8/12/2008	150,000,000	150,000,000
2.8%, 8/7/2008	100,000,000	100,000,000
JPMorgan Chase Bank NA, 2.8%, 8/11/2008	30,000,000	30,000,000
KBC Bank NV: 2.52%, 7/22/2008	155,000,000	155,001,566
2.55%, 7/7/2008	300,000,000	300,000,000
2.78%, 8/11/2008	100,000,000	99,998,865
Landesbank HessenThueringen Girozentrale, 3.03%, 7/7/2008	200,000,000	200,000,000
Lloyds TSB Bank PLC, 2.62%, 8/26/2008	7,000,000	7,000,000

Certificates of Deposit and Bank Notes, continued
	Principal Amount	Value
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	$91,500,000	$91,500,000
Mizuho Corporate Bank Ltd: 2.65%, 7/14/2008	500,000,000	500,000,000
2.66%, 7/16/2008	398,000,000	398,000,000
Norddeutsche Landesbank Girozentrale AG, 3.02%, 7/8/2008	150,000,000	150,000,000
Norinchukin Bank Ltd., 2.6%, 7/16/2008	350,000,000	350,000,000
Societe Generale: 2.67%, 7/25/2008	400,000,000	400,000,000
2.98%, 7/7/2008	300,000,000	300,000,000
TorontoDominion Bank: 2.68%, 8/18/2008	25,000,000	25,008,549
2.9%, 8/29/2008	1,000,000	1,000,313
4.42%, 7/7/2008	13,500,000	13,504,082
UBS AG: 3.0%, 8/1/2008	200,000,000	200,000,000
4.255%, 7/9/2008	160,000,000	160,018,226
4.3%, 7/8/2008	160,000,000	160,000,000
Westpac Banking Corp., 2.73%, 9/26/2008	14,000,000	14,000,168

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $7,383,176,922)		7,383,176,922

Commercial Paper 40.2%
Issued at Discount** 38.1%
Abbey National North America LLC, 2.6%, 10/22/2008	66,000,000	65,461,367
Alcon Capital Corp., 2.49%, 12/17/2008	100,000,000	98,831,083
Alpine Securitization: 2.58%, 7/2/2008	20,000,000	19,998,567
2.63%, 7/9/2008	48,750,000	48,721,508
Amsterdam Funding Corp., 2.62%, 7/25/2008	75,000,000	74,869,000
Apreco LLC, 2.63%, 7/22/2008	193,800,000	193,502,679
ArcherDanielsMidland Co., 2.15%, 7/14/2008	5,377,000	5,372,825
AstraZeneca PLC: 2.45%, 11/3/2008	100,000,000	99,149,306
2.72%, 11/14/2008	29,300,000	28,998,926
2.88%, 8/20/2008	48,550,000	48,355,800
3.67%, 7/17/2008	24,310,000	24,270,348
3.965%, 7/25/2008	99,000,000	98,738,310
AT&T, Inc.: 2.05%, 7/30/2008	60,000,000	59,900,917
2.06%, 7/30/2008	190,000,000	189,684,706
2.15%, 8/19/2008	120,000,000	119,648,833
2.22%, 7/9/2008	13,300,000	13,293,439
2.22%, 7/14/2008	70,000,000	69,943,883
Atlantic Asset Securitization Corp., 2.57%, 7/9/2008	50,000,000	49,971,444
Bank of Scotland PLC, 2.65%, 8/22/2008	113,000,000	112,567,461

See accompanying notes to the financial statements.

9

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

Commercial Paper, continued
	Principal Amount	Value
Caisse Nationale des Caisses Depargne et de Prevoyance: 2.85%, 7/7/2008	$80,000,000	$79,962,000
2.96%, 8/4/2008	200,000,000	199,440,889
2.96%, 8/7/2008	168,000,000	167,488,907
Cancara Asset Securitisation LLC: 2.63%, 7/10/2008	149,000,000	148,902,033
3.05%, 7/2/2008	227,000,000	226,980,768
Chariot Funding LLC: 2.45%, 7/9/2008	56,956,000	56,924,991
2.45%, 7/10/2008	51,499,000	51,467,457
2.6%, 7/7/2008	38,186,000	38,169,453
2.6%, 7/23/2008	150,000,000	149,761,667
Citibank Credit Card Issuance Trust, 2.8%, 8/1/2008	393,000,000	392,052,433
ColgatePalmolive Co: 2.14%, 7/7/2008	24,500,000	24,491,262
2.28%, 7/14/2008	35,780,000	35,750,541
DNB NOR Bank ASA: 2.5%, 7/14/2008	9,000,000	8,991,875
2.865%, 8/4/2008	160,000,000	159,567,067
Eksportfinans AS, 2.3%, 7/25/2008	100,000,000	99,846,667
Falcon Asset Securitization Co., LLC, 2.6%, 7/15/2008	5,000,000	4,994,944
General Electric Capital Corp.: 2.53%, 10/1/2008	300,000,000	298,060,333
2.75%, 9/19/2008	199,250,000	198,032,361
3.53%, 7/14/2008	191,000,000	190,756,528
3.92%, 9/30/2008	200,000,000	198,018,222
4.05%, 7/7/2008	25,000,000	24,983,167
4.42%, 7/21/2008	200,000,000	199,508,889
Giro Balanced Funding Corp., 2.95%, 7/30/2008	20,000,000	19,952,472
Gotham Funding Corp.: 2.57%, 7/22/2008	57,000,000	56,914,548
2.67%, 8/22/2008	57,000,000	56,780,170
2.75%, 7/15/2008	35,000,000	34,962,569
2.75%, 7/18/2008	15,578,000	15,557,770
2.75%, 7/21/2008	43,256,000	43,189,914
2.91%, 9/15/2008	4,500,000	4,472,355
2.91%, 9/22/2008	25,000,000	24,832,271
2.8%, 7/17/2008	48,000,000	47,940,267
2.85%, 9/10/2008	110,000,000	109,381,708
Greenwich Capital Holdings, Inc., 2.85%, 10/6/2008	120,000,000	119,078,500
ING (US) Funding LLC, 2.5%, 7/15/2008	1,263,000	1,261,772
Johnson & Johnson: 1.9%, 7/7/2008	65,000,000	64,979,417
2.0%, 9/4/2008	25,750,000	25,657,014
2.0%, 9/5/2008	100,000,000	99,633,333
2.1%, 7/14/2008	50,000,000	49,962,083
3.38%, 7/23/2008	70,000,000	69,855,411
Kitty Hawk Funding Corp., 2.85%, 10/2/2008	26,881,000	26,683,089
Kreditanstalt fuer Wiederaufbau, 2.2%, 7/8/2008	1,506,000	1,505,356

Commercial Paper, continued
	Principal Amount	Value
Liberty Street Funding LLC: 2.58%, 7/25/2008	$40,000,000	$39,931,200
2.62%, 7/14/2008	50,000,000	49,952,694
2.62%, 7/16/2008	58,000,000	57,936,683
2.65%, 8/25/2008	240,000,000	239,028,333
2.67%, 7/25/2008	126,000,000	125,775,720
2.88%, 9/30/2008	33,800,000	33,553,936
2.95%, 7/2/2008	40,850,000	40,846,653
3.0%, 7/25/2008	50,000,000	49,900,000
Market Street Funding LLC: 2.6%, 7/8/2008	60,000,000	59,969,667
2.65%, 7/16/2008	135,000,000	134,850,938
2.86%, 7/25/2008	150,000,000	149,714,000
MetLife, Inc., 2.2%, 7/14/2008	10,000,000	9,992,056
National Australia Funding (Delaware), Inc., 2.7%, 7/14/2008	92,708,000	92,617,610
Nestle Capital Corp.: 2.02%, 8/7/2008	3,400,000	3,392,941
2.49%, 12/17/2008	133,000,000	131,445,341
2.69%, 9/18/2008	300,000,000	298,229,083
4.3%, 10/31/2008	54,250,000	53,459,457
Nieuw Amsterdam Receivables Corp.: 2.84%, 7/30/2008	100,000,000	99,771,222
2.86%, 7/25/2008	100,000,000	99,809,333
3.0%, 7/3/2008	90,000,000	89,985,000
3.02%, 7/3/2008	100,000,000	99,983,222
Nordea North America, Inc., 2.75%, 9/25/2008	5,000,000	4,967,153
Old Line Funding LLC, 2.54%, 7/21/2008	78,411,000	78,300,353
Park Avenue Receivables Corp., 2.52%, 7/16/2008	85,000,000	84,910,750
Pfizer, Inc.: 2.27%, 9/23/2008	67,200,000	66,844,064
2.685%, 8/6/2008	100,000,000	99,731,500
Procter & Gamble International Funding SCA: 1.94%, 7/18/2008	10,000,000	9,990,839
2.12%, 7/10/2008	60,000,000	59,968,200
2.2%, 8/14/2008	109,130,000	108,836,562
Ranger Funding Co., LLC, 2.52%, 7/25/2008	25,079,000	25,036,867
Royal Bank of Scotland Group PLC: 2.955%, 10/21/2008	200,000,000	198,161,333
4.19%, 7/10/2008	71,090,000	71,015,533
Salisbury Receivables Co., LLC: 2.67%, 7/25/2008	145,000,000	144,741,900
2.7%, 8/13/2008	50,000,000	49,838,750
2.72%, 8/14/2008	50,000,000	49,833,778
Scaldis Capital LLC: 2.58%, 7/7/2008	32,525,000	32,511,014
2.65%, 7/14/2008	100,000,000	99,904,306
2.69%, 7/18/2008	50,000,000	49,936,486
2.78%, 7/24/2008	95,000,000	94,831,269
2.89%, 7/2/2008	105,250,000	105,241,551

The accompanying notes are an integral part of the financial statements.

10

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

Commercial Paper, continued
	Principal Amount	Value
Sheffield Receivables Corp.: 2.51%, 7/25/2008	107,000,000	106,820,953
2.52%, 7/10/2008	$100,000,000	$99,937,000
2.52%, 7/18/2008	77,000,000	76,908,370
2.57%, 7/11/2008	175,000,000	174,875,069
2.61%, 7/22/2008	113,000,000	112,827,958
2.65%, 7/11/2008	50,000,000	49,963,194
2.75%, 7/3/2008	75,000,000	74,988,542
2.82%, 7/17/2008	45,000,000	44,943,600
2.87%, 7/9/2008	41,500,000	41,473,532
Siemens Capital Co., LLC, 2.09%, 8/22/2008	12,450,000	12,412,415
Societe Generale North America, Inc.: 2.93%, 8/1/2008	91,290,000	91,059,670
3.025%, 8/5/2008	245,000,000	244,279,462
3.15%, 10/22/2008	300,000,000	297,033,750
4.0%, 7/7/2008	152,500,000	152,398,333
Starbird Funding Corp.: 2.6%, 7/2/2008	336,692,000	336,667,683
2.86%, 7/25/2008	151,000,000	150,712,093
3.02%, 9/10/2008	149,000,000	148,112,540
3.02%, 9/11/2008	60,000,000	59,637,600
SuncorpMetway Ltd., 2.83%, 8/12/2008	40,000,000	39,867,933
Swedbank AB: 2.75%, 8/15/2008	200,000,000	199,312,500
2.75%, 8/20/2008	100,000,000	99,618,056
2.77%, 8/19/2008	100,000,000	99,622,972
2.83%, 8/4/2008	100,000,000	99,732,722
2.95%, 8/1/2008	128,000,000	127,674,845
Thunder Bay Funding LLC: 2.54%, 7/21/2008	63,700,000	63,610,112
2.58%, 7/14/2008	66,573,000	66,510,976
TorontoDominion Holdings (USA), Inc, 2.6%, 8/4/2008	32,400,000	32,320,440
Toyota Motor Credit Corp., 2.53%, 10/14/2008	130,000,000	129,040,708
Tulip Funding Corp.: 2.59%, 7/7/2008	200,000,000	199,913,667
2.625%, 7/9/2008	84,814,000	84,764,525
2.65%, 7/8/2008	123,186,000	123,122,525
2.65%, 7/9/2008	67,711,000	67,671,126
2.76%, 7/15/2008	30,720,000	30,687,027
United Parcel Service, Inc.: 3.25%, 12/17/2008	50,000,000	49,237,153
3.85%, 7/31/2008	3,750,000	3,737,969
4.13%, 7/31/2008	40,750,000	40,609,752
Victory Receivables Corp.: 2.62%, 7/25/2008	145,000,000	144,746,733
2.7%, 7/15/2008	90,000,000	89,905,500
2.74%, 8/4/2008	75,000,000	74,805,917
2.74%, 8/18/2008	50,000,000	49,817,333
2.85%, 7/25/2008	14,000,000	13,973,400
2.87%, 9/12/2008	51,000,000	50,703,194
Westpac Banking Corp., 2.7%, 7/9/2008	100,000,000	99,940,000
Windmill Funding I Corp.: 2.62%, 7/25/2008	51,000,000	50,910,925
2.64%, 7/17/2008	62,168,000	62,095,056

		13,111,785,002

Commercial Paper , continued
	Principal Amount	Value
Issued at Par 2.1%
BNP Paribas Finance, Inc., 2.5%, 7/1/2008	$24,179,000	$24,179,000
Cancara Asset Securitisation LLC, 2.52%, 7/1/2008	59,500,000	59,500,000
CHI Catholic Health Initiatives: 2.65%, 12/31/2008	55,063,000	55,063,000
2.8%, 9/30/2008	83,475,000	83,475,000
Danske Corp., 2.69%, 7/1/2008	12,300,000	12,300,000
Giro Balanced Funding Corp., 2.835%, 7/1/2008	25,600,000	25,600,000
Gotham Funding Corp., 3.0%, 7/1/2008	15,333,000	15,333,000
Lloyds TSB Bank PLC, 2.5%, 7/1/2008	7,400,000	7,400,000
Nestle Capital Corp., 2.3%, 7/1/2008	11,103,000	11,103,000
Nieuw Amsterdam Receivables Corp., 3.04%, 7/1/2008	94,449,000	94,449,000
Nordea North America, Inc., 2.22%, 7/1/2008	3,502,000	3,502,000
Perry Global Funding LLC, 3.64%, 7/1/2008	39,027,000	39,027,000
Rabobank USA Financial Corp., 2.25%, 7/1/2008	1,000,000	1,000,000
Romulus Funding Corp., 3.25%, 7/1/2008	119,590,000	119,590,000
Starbird Funding Corp., 2.75%, 7/1/2008	17,337,000	17,337,000
Windmill Funding I Corp., 2.9%, 7/1/2008	163,771,000	163,771,000

		732,629,000

TOTAL COMMERCIAL PAPER (Cost $13,844,414,002)		13,844,414,002

Master Notes 1.9%
Citigroup Global Markets, Inc., 2.65%*, 7/1/2008 (a) (Cost $665,000,000)	665,000,000	665,000,000

Government & Agency Obligations 7.0%
US Government Sponsored Agencies 3.1%
Federal Home Loan Bank: 2.075%**, 7/7/2008	1,926,000	1,925,334
2.35%**, 2/11/2009	39,000,000	38,427,187
2.36%**, 5/12/2009	125,750,000	123,153,262
2.61%, 6/3/2009	30,000,000	30,000,000
2.625%, 7/15/2008	64,850,000	64,813,514
2.664%*, 9/17/2008	100,000,000	99,990,584
3.7%**, 7/9/2008	80,000,000	79,934,222
4.1%**, 7/22/2008	116,000,000	115,722,567
Federal Home Loan Mortgage Corp., 3.75%**, 7/7/2008	130,000,000	129,918,750
Federal National Mortgage Association: 2.0%**, 7/16/2008	7,500,000	7,493,750
2.23%*, 9/3/2009	380,000,000	379,977,729

		1,071,356,899

The accompanying notes are an integral part of the financial statements.

11

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

Government & Agency Obligations, continued
	Principal Amount	Value
US Treasury Obligations 3.9%
US Treasury Bills: 1.6%**, 10/23/2008	$135,500,000	$134,813,467
1.69%**, 11/6/2008	95,000,000	94,429,156
1.85%**, 11/20/2008	187,500,000	186,131,771
2.15%**, 6/4/2009	118,500,000	116,107,946
2.31%**, 7/2/2009	180,000,000	175,795,800
2.35%**, 6/4/2009	160,000,000	156,469,778
2.37%**, 6/4/2009	160,000,000	156,439,733
2.42%**, 6/4/2009	160,250,000	156,608,942
US Treasury Note, 4.875%, 5/15/2009	137,000,000	140,193,207

		1,316,989,800

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,388,346,699)		2,388,346,699

Asset Backed 0.3%
Steers (Delaware) Business Trust, 144A, 2.502%*, 5/27/2048 (Cost $93,991,384)	93,991,384	93,991,384

Short Term Notes* 23.1%
Abbey National Treasury Services PLC: 2.716%, 2/13/2009	50,000,000	50,000,000
2.895%, 2/20/2009	187,250,000	187,250,000
2.901%, 4/24/2009	125,500,000	125,500,000
Alliance & Leicester PLC, 2.468%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 2.482%, 8/18/2008	118,400,000	118,400,000
American Honda Finance Corp.: 144A, 2.795%, 7/11/2008	8,000,000	8,000,233
144A, 2.934%, 3/25/2009	100,000,000	100,000,000
ANZ National (International) Ltd., 144A, 2.915%, 4/10/2009	96,000,000	96,000,000
Australia & New Zealand Banking Group Ltd.: 2.501%, 8/22/2008	60,000,000	60,000,000
144A, 2.891%, 7/2/2009	199,350,000	199,344,844
Banco Espanol de Credito SA, 2.733%, 8/11/2008	297,000,000	297,000,000
Bank of America NA: 2.92%, 7/25/2008	235,925,000	235,960,198
3.208%, 7/2/2009	195,000,000	195,000,000
Bank of Ireland, 2.472%, 8/18/2008	75,000,000	75,000,000
Bank of Scotland PLC, 2.994%, 6/5/2009	123,250,000	123,250,000
BMW (UK) Capital PLC, 2.491%, 8/14/2008	55,000,000	55,000,000
BNP Paribas: 2.481%, 8/25/2008	109,000,000	109,000,000
2.895%, 5/13/2009	84,100,000	84,100,000
Caisse Nationale des Caisses Depargne et de Prevoyance, 2.705%, 9/9/2008	197,000,000	197,000,000

Short Term Notes*, continued

	Principal Amount	Value
Caja de Ahorros y Monte de Piedad de Madrid, 2.967%, 8/12/2008	$225,000,000	$225,000,000
Canadian Imperial Bank of Commerce, 2.773%, 7/18/2008	16,500,000	16,498,506
Commonwealth Bank of Australia: 2.501%, 9/23/2008	80,000,000	80,000,000
2.752%, 12/18/2008	72,000,000	71,991,285
Credit Agricole SA: 2.771%, 7/21/2008	246,000,000	246,000,000
2.91%, 8/22/2008	200,000,000	200,000,000
144A, 3.031%, 7/22/2009	296,500,000	296,500,000
Danske Bank AS, 2.471%, 8/19/2008	268,000,000	267,997,603
DNB NOR Bank ASA, 2.492%, 9/24/2008	120,000,000	120,000,000
General Electric Capital Corp., 2.501%, 8/19/2011	135,000,000	135,000,000
HSBC Finance Corp.: 2.47%, 8/6/2008	125,000,000	125,000,000
144A, 2.541%, 9/24/2008	140,000,000	140,000,000
HSH Nordbank AG, 2.501%, 8/20/2008	205,000,000	205,000,000
ING Bank NV, 144A, 3.059%, 3/26/2009	84,000,000	84,000,001
Intesa Bank Ireland PLC, 2.492%, 8/22/2008	155,000,000	155,000,000
Intesa Sanpaolo SpA, 2.976%, 5/13/2009	125,000,000	125,000,000
KBC Bank NV, 2.821%, 12/16/2008	75,000,000	75,000,000
Lloyds TSB Bank PLC, 2.44%, 9/6/2008	100,000,000	100,000,000
Marshall & Ilsley Bank, 2.481%, 8/14/2008	56,000,000	56,000,000
Metropolitan Life Global Funding I: 144A, 2.96%, 6/9/2009	66,500,000	66,500,000
3.085%, 4/13/2009	35,000,000	35,000,000
National Australia Bank Ltd.: 2.776%, 8/14/2008	125,000,000	125,000,000
2.918%, 2/19/2009	179,750,000	179,750,000
3.045%, 4/7/2009	125,750,000	125,750,000
Natixis, 2.921%, 4/6/2009	268,500,000	268,500,000
Nordea Bank AB, 2.448%, 9/8/2008	85,000,000	85,000,000
Northern Rock PLC, 2.481%, 8/4/2008	65,000,000	65,000,000
Procter & Gamble International Funding SCA, 2.788%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV: 2.655%, 11/14/2008	195,000,000	195,000,000
144A, 2.9%, 7/9/2009	179,250,000	179,250,000
Royal Bank of Canada: 2.44%, 8/5/2008	100,000,000	100,000,000
144A, 2.871%, 7/15/2009	171,500,000	171,500,418

The accompanying notes are an integral part of the financial statements.

12

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

Short Term Notes*, continued
	Principal Amount	Value
Skandinaviska Enskilda Banken AB, 2.458%, 8/8/2008	$80,000,000	$80,000,000
Svenska Handelsbanken AB: 2.471%, 8/20/2008	200,000,000	200,000,000
144A, 3.2%, 5/26/2009	25,000,000	25,000,000
Toyota Motor Credit Corp.: 2.26%, 3/12/2009	110,000,000	110,000,000
2.26%, 3/19/2009	100,000,000	100,000,000
2.658%, 11/17/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC: 2.468%, 8/8/2008	50,000,000	50,000,000
2.501%, 8/14/2008	260,000,000	260,000,000
2.705%, 8/8/2008	220,000,000	219,998,492

TOTAL SHORT TERM NOTES (Cost $7,945,041,580)		7,945,041,580

Time Deposits 5.1%
BNP Paribas, 2.5%, 7/1/2008	121,437,324	121,437,324
Danske Bank AS: 3.5%, 7/1/2008	500,000,000	500,000,000
4.0%, 7/1/2008	750,000,000	750,000,000
KBC Bank NV, 2.75%, 7/1/2008	203,761,000	203,761,000
Lloyds TSB Bank PLC, 3.5%, 7/1/2008	175,000,000	175,000,000

TOTAL TIME DEPOSITS (Cost $1,750,198,324)		1,750,198,324

Municipal Bonds and Notes 0.7%
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 2.5%***, 1/1/2028, Bank of America NA (b)	49,000,000	49,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, “I”, Series B1, 2.75%***, 5/1/2038	51,500,000	51,500,000
Idaho, Housing & Finance Association, 2.65%, 7/2/2008	13,000,000	12,999,043
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series B, 2.5%***, 1/1/2035, Lasalle Bank NA(b)	10,930,000	10,930,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 2.75%***, 10/1/2034, Bank of America NA(b)	32,000,000	32,000,000

Municipal Bonds and Notes, continued
	Principal Amount	Value
New York, NY, General Obligation: Series J14, 2.6%***, 8/1/2019	$16,400,000	$16,400,000
Series J12, 2.6%***, 8/1/2029	28,060,000	28,060,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 2.61%***, 3/1/2033	30,000,000	30,000,000

TOTAL MUNICIPAL BONDS AND NOTES (Cost $230,889,043)		230,889,043

Repurchase Agreements 0.6%
BNP Paribas, 2.4%, dated 6/30/2008, to be repurchased at $106,180,083 on 7/1/2008(c)	106,173,005	106,173,005
JPMorgan Securities, Inc., 1.6%, dated 6/30/2008, to be repurchased at $20,000,889 on 7/1/2008(d)	20,000,000	20,000,000
JPMorgan Securities, Inc., 2.3%, dated 6/30/2008, to be repurchased at $30,218,696 on 7/1/2008(e)	30,216,765	30,216,765
Lehman Brothers, Inc., 2.5%, dated 6/30/2008, to be repurchased at $33,082,896 on 7/1/2008(f)	33,080,599	33,080,599
Merrill Lynch Government Securities, Inc., 1.45%, dated 6/30/2008, to be repurchased at $10,087,903 on 7/1/2008(g)	10,087,497	10,087,497

TOTAL REPURCHASE AGREEMENTS (Cost $199,557,866)		199,557,866

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $34,500,615,820)[	100.4	$34,500,615,820
Other Assets and Liabilities, Net	(0.4)	(137,725,458)

NET ASSETS	100.0	$34,362,890,362

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the couponequivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2008.
[	The cost for federal income tax purposes was $34,500,615,820.
(a)	Reset date; not a maturity date.
(b)	Security incorporates a letter of credit from a major bank.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,502,722	Federal Home Loan Mortgage Corp.	5.5	5/1/2038	9,407,472
100,947,729	Federal National Mortgage Association	5.5	2/1/2038-6/1/2038	99,950,724

Total Collateral Value				$109,358,196

The accompanying notes are an integral part of the financial statements.

13

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2008

(d)	Collateralized by $40,120,000 US Treasury STRIPS , maturing on 11/15/2022 with a value of $20,402,224.
(e)	Collateralized by $121,527,039 Federal National Mortgage Association-Interest Only, with various coupon rates from 4.5-5.5%, with various maturities of 3/1/2020-5/25/2037 with a value of $31,123,499.
(f)	Collateralized by $32,963,523 Federal Home Loan Mortgage Corp., with various coupon rates from 5.707-6.675%, with various maturities of 10/1/2036-11/1/2037 with a value of $33,743,909.
(g)	Collateralized by $24,317,000, US Treasury STRIPS, with various maturities of 11/15/2014-5/15/2037 with a value of $10,289,321.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS:	Separate Trading of Registered Interest and Principal Securities.

Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine fair value are not quoted prices in an active market. For information on the Fund’s policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities at Value
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	34,500,615,820
Level 3—Significant Unobservable Inputs	—

Total	$34,500,615,820

The accompanying notes are an integral part of the financial statements.

14

Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2008
Assets
Investments in securities, valued at amortized cost	$34,500,615,820
Cash	2,351,625
Receivable for investments sold	127,936
Interest receivable	79,041,849
Other assets	618,716

Total assets	34,582,755,946

Liabilities
Payable for investments purchased	216,349,825
Accrued advisory fee	2,586,769
Other accrued expenses and payables	928,990

Total liabilities	219,865,584

Net assets, at value	$34,362,890,362

Statement of Operations
For the six months ended June 30, 2008
Investment Income
Income:
Interest	$603,721,059

Expenses:
Advisory fee	21,614,856
Administration fee	5,221,900
Custodian fee	495,601
Professional fees	133,052
Trustees’ fees and expenses	739,052
Other	500,101

Total expenses before expense reductions	28,704,562

Expense reductions	(6,766,264)

Total expenses after expense reductions	21,938,298

Net investment income	581,782,761

Net realized gain (loss)	5,334,621

Net increase (decrease) in net assets resulting from operations	$587,117,382

The accompanying notes are an integral part of the financial statements.

15

Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 581,782,761	$ 1,079,019,089
Net realized gain (loss)	5,334,621	840,140

Net increase (decrease) in net assets resulting from operations	587,117,382	1,079,859,229

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	198,436,244,564	284,201,163,257
Value of capital withdrawn	(198,399,522,730)	(260,418,815,249)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	36,721,834	23,782,348,008
Increase (decrease) in net assets	623,839,216	24,862,207,237

Net assets at beginning of period	33,739,051,146	8,876,843,909

Net assets at end of period	$ 34,362,890,362	$ 33,739,051,146

The accompanying notes are an integral part of the financial statements.

16

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2008[a]		2007	2006	2005	2004	2003
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34,363		33,739	8,877	9,931	9,812	12,550

Ratio of expenses before expense reductions (%)	.16	*	.17	.20	.21	.21	.21

Ratio of expenses after expense reductions (%)	.13	*	.14	.18	.18	.18	.18

Ratio of net investment income (%)	3.33	*	5.14	4.83	3.08	1.22	1.04

Total Return (%)[b,c]	1.67	**	5.31	4.97	3.15	1.26	1.06

(a)	For the six months ended June 30, 2008 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

17

Cash Management Portfolio

Notes to Financial Statements

June 30, 2008

(Unaudited)

A.	Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in openend investment companies are valued at their net asset value each business day.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which governs the application of generally accepted accounting principles that require fair value measurements of the Portfolio’s assets and liabilities. Fair value is an estimate of the price the Portfolio would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a threetier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Portfolio uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Portfolio’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Portfolio uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Portfolio may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from brokerdealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchangetraded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

18

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2008

(Unaudited)

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or subcustodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the exdividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B.	Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.150%
Next $4.5 billion of such net assets	.133%
Over $7.5 billion of such net assets	.120%

For the period from January 1, 2008 through July 29, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses at 0.15% of the Portfolio’s average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from January 1, 2008 through February 4, 2008, the Advisor had voluntarily agreed to maintain total operating expenses at 0.11% of the Portfolio’s average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). For the period from February 5, 2008 through June 30, 2008, the Advisor has voluntarily agreed to maintain total operating expenses at 0.13% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). The amount of the waiver and whether the Advisor and Administrator waive a portion of its fee may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2008, the Portfolio incurred an advisory fee equivalent to the following annualized effective rate of the Portfolio’s average daily net assets:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$21,614,856	$6,477,774.09%

19

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2008

(Unaudited)

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, the Advisor received an Administration fee of $5,221,900, of which $909,644 is unpaid.

Trustees’/Directors’ Fees and Expenses. The Portfolio paid each Trustee/Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the Board consolidation on April 1, 2008, of the two DWS Portfolios’ Boards of Trustees/Directors, certain Independent Board Members retired prior to their normal retirement date and received a onetime retirement benefit. DIMA has agreed to reimburse the Portfolios for the cost of this benefit. During the period ended June 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $182,019 to the noncontinuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the six months ended June 30, 2008, the Portfolio’s custodian fee was reduced by $106,471 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Portfolios Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

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ProFunds”

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/08

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

 (a)     Not applicable.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	September 2, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	September 2, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	September 2, 2008

* Print the name and title of each signing officer under his or her signature.